                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09195
                                                      ---------

                           SA FUNDS - INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           1190 Saratoga Avenue, Suite 200, San Jose, California 95129
--------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

                             Jennifer S. Fromm, Esq.
                              Senior Legal Counsel
                             Loring Ward Group Inc.
                    10100 Santa Monica Boulevard, Suite 1050
                          Los Angeles, California 90067
                     (Name and address of agent for service)

                                    Copy to:

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, NW, 2nd Floor
                             Washington, D.C. 20036

                            Karen Jacoppo-Wood, Esq.
                       State Street Bank and Trust Company
                          One Federal Street, 9th Floor
                           Boston, Massachusetts 02110

        Registrant's telephone number, including area code: 310-229-4464

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

ITEM 1.  REPORTS TO SHAREHOLDERS.

[SA FUNDS LOGO]
[GRAPHIC]
A WORLD OF INVESTMENT POSSIBILITIES

ANNUAL REPORT

JUNE 30, 2004

TABLE OF CONTENTS

                                                                            PAGE
MANAGEMENT DISCUSSION AND ANALYSIS                                            1
PORTFOLIOS OF INVESTMENTS
  SA Fixed Income Fund                                                        8
  SA U.S. Market Fund                                                        10
  SA U.S. HBtM Fund                                                          26
  SA U.S. Small Company Fund                                                 29
  SA International HBtM Fund                                                 50
  SA International Small Company Fund                                        58
STATEMENTS OF ASSETS AND LIABILITIES                                         60
STATEMENTS OF OPERATIONS                                                     62
STATEMENTS OF CHANGES IN NET ASSETS                                          64
FINANCIAL HIGHLIGHTS                                                         68
NOTES TO FINANCIAL STATEMENTS                                                74
REPORT OF INDEPENDENT AUDITORS                                               81
PROXY VOTING POLICIES AND PROCEDURES                                         82
TRUSTEES AND OFFICERS' INFORMATION                                           82
FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC & DFA
  INVESTMENT TRUST COMPANY                                                   85


Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that Fund objectives will be achieved.

SA Fixed Income Fund

     The inclination that the Federal Reserve Board would raise interest rates some time this year was realized at the end of the year at its June meeting. Although the anticipation of rate increases had already affected bond prices, many feel that further increases may continue to impact bond returns.

     Following the trend of fiscal 2003, fund average maturity continued to extend. At the end of fiscal 2004, the average maturity of the portfolio was
4.31 years.

     During the year, the allocation to global bonds varied greatly. At one point the portfolio had roughly 80% in U.S. bonds because the U.S. yield curve was fairly normal while global markets had inverted characteristics. At the end of the fiscal year, approximately 65% of the portfolio was invested in U.S. bonds.

[CHART]

  Comparison of Change in Value of a $10,000 Investment in SA Fixed Income Fund
                  vs. the Lehman Brothers Aggregate Bond Index

                              SA FIXED INCOME FUND   LEHMAN AGGREGATE BOND INDEX
7/29/99                                $ 10,000.00                   $ 10,000.00
9/30/99                                $ 10,073.00                   $ 10,111.00
12/31/99                               $ 10,147.00                   $ 10,099.00
3/31/2000                              $ 10,268.00                   $ 10,322.00
6/30/2000                              $ 10,390.00                   $ 10,500.00
9/30/2000                              $ 10,559.28                   $ 10,817.35
12/31/2000                             $ 10,746.21                   $ 11,273.17
3/31/2001                              $ 10,922.30                   $ 11,614.38
6/30/2001                              $ 11,001.21                   $ 11,679.20
9/30/2001                              $ 11,296.27                   $ 12,218.24
12/31/2001                             $ 11,310.91                   $ 12,222.73
3/31/2002                              $ 11,262.64                   $ 12,234.73
6/30/2002                              $ 11,725.88                   $ 12,687.52
9/30/2002                              $ 12,355.73                   $ 13,269.59
12/31/2002                             $ 12,509.83                   $ 13,477.93
3/31/2003                              $ 12,627.61                   $ 13,665.28
6/30/2003                              $ 12,921.85                   $ 14,006.91
9/30/2003                              $ 12,845.84                   $ 13,986.70
12/31/2003                             $ 12,762.39                   $ 14,031.56
3/31/2004                              $ 13,130.22                   $ 14,403.78
6/30/2004                              $ 12,679.43                   $ 14,390.42

     The Lehman Brothers Aggregate Bond Index is a market capitalization weighted broad index of U.S. investment-grade fixed income securities with maturities of over one year.

     PERFORMANCE INFORMATION

                                                                   ANNUALIZED
                                                 YEAR ENDED       INCEPTION TO
                                               JUNE 30, 2004     JUNE 30, 2004
        ----------------------------------------------------------------------
        SA Fixed Income Fund                       (1.88)%          4.94%(a)
        Lehman Aggregate Bond Index                 2.74%           7.68%(b)

(a)  From commencement of operations (July 29, 1999)
(b) Performance for the benchmark is not available from July 29, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA U.S. Market Fund

     The Fund invests in a sampling of common stocks that are traded on a principal U.S. exchange or on the over-the-counter market in the U.S. The Fund's returns in fiscal 2004 generally reflected the performance of the U.S. marketplace. The overall U.S. equity market, measured by broad market indices such as the S&P 500 Index and the Wilshire 5000 Total Market Index, showed positive gains for the first part of fiscal 2004, with many of the broad-market indexes earning double-digit returns for the year. Market returns were pushed up by strong corporate profits, low inflation, and an overall robust economy. However, returns showed signs of leveling off toward the latter part of the fiscal year due to the threat of higher interest rates, higher oil prices and uncertainty in Iraq.

[CHART]

  Comparison of Change in Value of a $10,000 Investment in SA U.S. Market Fund
                    vs. the Wilshire 5000 Total Market Index

                                        SA U.S. MARKET FUND  WILSHIRE 5000 INDEX
8/5/99                                          $ 10,000.00          $ 10,000.00
9/30/99                                         $  9,740.00          $  9,648.00
12/31/99                                        $ 11,150.00          $ 11,410.00
3/31/2000                                       $ 11,830.00          $ 11,846.00
6/30/2000                                       $ 11,590.00          $ 11,314.00
9/30/2000                                       $ 11,949.98          $ 11,334.02
12/31/2000                                      $ 10,931.01          $ 10,163.22
3/31/2001                                       $  9,754.06          $  8,915.15
6/30/2001                                       $ 10,327.43          $  9,581.64
9/30/2001                                       $  8,756.83          $  8,059.20
12/31/2001                                      $  9,796.15          $  9,056.22
3/31/2002                                       $  9,887.00          $  9,143.35
6/30/2002                                       $  8,655.12          $  7,990.33
9/30/2002                                       $  7,180.38          $  6,647.01
12/31/2002                                      $  7,704.63          $  7,167.41
3/31/2003                                       $  7,460.98          $  6,946.33
6/30/2003                                       $  8,668.73          $  8,093.18
9/30/2003                                       $  8,942.63          $  8,392.94
12/31/2003                                      $ 10,010.02          $  9,434.12
3/31/2004                                       $ 10,203.89          $  9,680.61
6/30/2004                                       $ 10,326.34          $  9,804.95

     The Wilshire 5000 Total Market Index is a market capitalization weighted broad index of all U.S.-headquartered equity securities.

     PERFORMANCE INFORMATION

                                                                   ANNUALIZED
                                                 YEAR ENDED       INCEPTION TO
                                               JUNE 30, 2004     JUNE 30, 2004
        -----------------------------------------------------------------------
        SA U.S. Market Fund                        19.12%            0.66%(a)
        Wilshire 5000 Index                        21.15%           (0.40)%(b)

(a)  From commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA U.S. HBtM Fund

     The Fund invests in common stocks of large U.S. companies, traded on a principal U.S. exchange or on the over-the-counter market in the U.S., that the Fund's investment sub-adviser believes are value stocks. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income. The Fund's returns in fiscal 2004 closely tracked the performance of large U.S. value companies. The sustained economic recovery was a key contributing factor to the large performance increase over the year. Returns for the U.S. value asset class continued on their upward trend in the early part of the fiscal year due to the improved economic outlook. Strong corporate profits and low inflation helped to boost returns. However, returns showed signs of leveling off toward the latter part of the fiscal year due to the threat of higher interest rates, higher oil prices and uncertainty in Iraq.

[CHART]

     Comparison of Change in Value of a $10,000 Investment in U.S. HBtM Fund
                        vs. the Russell 1000 Value Index

                                    SA U.S. HBtM FUND   RUSSELL 1000 VALUE INDEX
8/5/99                                    $ 10,000.00                $ 10,000.00
9/30/99                                   $  9,270.00                $  9,334.28
12/31/99                                  $  9,410.00                $  9,788.30
3/31/2000                                 $  9,010.00                $  9,768.87
6/30/2000                                 $  8,620.00                $  9,259.30
9/30/2000                                 $  9,410.56                $ 10,121.60
12/31/2000                                $ 10,216.65                $ 10,486.13
3/31/2001                                 $ 10,450.84                $  9,872.12
6/30/2001                                 $ 11,179.08                $ 10,353.79
9/30/2001                                 $  9,199.78                $  9,219.52
12/31/2001                                $ 10,302.65                $  9,899.52
3/31/2002                                 $ 10,476.96                $ 10,304.40
6/30/2002                                 $  8,909.59                $  9,426.67
9/30/2002                                 $  7,128.32                $  7,656.22
12/31/2002                                $  7,783.28                $  8,362.24
3/31/2003                                 $  7,364.67                $  7,955.50
6/30/2003                                 $  8,884.79                $  9,329.91
9/30/2003                                 $  9,171.36                $  9,522.41
12/31/2003                                $ 10,616.35                $ 10,873.55
3/31/2004                                 $ 10,903.28                $ 11,202.25
6/30/2004                                 $ 11,056.99                $ 11,300.94

     The Russell 1000 Value Index is comprised of companies with the lowest price-to-book ratios within the Russell 1000 Index. The Russell 1000 Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies.

     PERFORMANCE INFORMATION

                                                                   ANNUALIZED
                                                 YEAR ENDED       INCEPTION TO
                                               JUNE 30, 2004     JUNE 30, 2004
        ----------------------------------------------------------------------
        SA U.S. HBtM Fund                          24.46%           2.07%(a)
        Russell 1000 Value Index                   21.13%           2.52%(b)

(a)  From commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA U.S. Small Company Fund

     The Fund invests in equity securities of small cap companies traded on a principal U.S. exchange or on the over-the-counter market in the U.S. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income. The Fund's returns in fiscal 2004 compared well with the performance of small U.S. companies. The U.S. small asset class in fiscal 2004 was one of the highest performing asset classes. The U.S. small asset class continued its ascent through the first three quarters of fiscal 2004, due to the strong economic outlook, positive corporate profits, and low expected inflation. However, returns showed signs of leveling off toward the latter part of the fiscal year due to the threat of higher interest rates, higher oil prices and uncertainty in Iraq.

[CHART]

 Comparison of Change in Value of a $10,000 Investment in SA U.S. Small Company
                         Fund vs. the Russell 2000 Index

                                     SA U.S. SMALL CO. FUND  RUSSELL 2000 INDEX
8/5/99                                             $ 10,000            $ 10,000
9/30/99                                            $ 10,030            $  9,943
12/31/99                                           $ 11,460            $ 11,745
3/31/2000                                          $ 12,430            $ 12,544
6/30/2000                                          $ 12,580            $ 12,036
9/30/2000                                          $ 13,271            $ 12,709
12/31/2000                                         $ 12,202            $ 11,831
3/31/2001                                          $ 11,540            $ 11,062
6/30/2001                                          $ 13,714            $ 12,643
9/30/2001                                          $ 10,757            $ 10,015
12/31/2001                                         $ 13,284            $ 12,126
3/31/2002                                          $ 13,705            $ 12,609
6/30/2002                                          $ 12,271            $ 11,556
9/30/2002                                          $  9,674            $  9,083
12/31/2002                                         $ 10,255            $  9,642
3/31/2003                                          $  9,744            $  9,209
6/30/2003                                          $ 12,180            $ 11,366
9/30/2003                                          $ 13,372            $ 12,397
12/31/2003                                         $ 15,327            $ 14,198
3/31/2004                                          $ 16,179            $ 15,086
6/30/2004                                          $ 16,279            $ 15,157

     The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies.

     PERFORMANCE INFORMATION

                                                                   ANNUALIZED
                                                 YEAR ENDED       INCEPTION TO
                                               JUNE 30, 2004     JUNE 30, 2004
        ----------------------------------------------------------------------
        SA U.S. Small Company Fund                 33.66%           10.45%(a)
        Russell 2000 Index                         33.35%            8.82%(b)

(a)  From commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA International HBtM Fund

     The Fund invests in common stocks of large non-U.S. companies that the Fund's investment sub-adviser believes are value stocks at the time of purchase. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income. International large value company performance in fiscal 2004 was robust throughout the countries represented within the Fund. Strong global economic growth and earnings coupled with a weakening dollar propelled the returns of the Fund past 35% for the fiscal year. The returns from international value markets outpaced the performance of the U.S. market during the 12 months. However, returns showed signs of leveling off toward the latter part of the fiscal year due to the threat of higher interest rates, higher oil prices and uncertainty in Iraq.

[CHART]

 Comparison of Change in Value of a $10,000 Investment in SA International HBtM
                       Fund vs. the MSCI EAFE Value Index

                              SA INTERNATIONAL HBTM FUND   MSCI EAFE VALUE INDEX
8/5/99                                          $ 10,000                $ 10,000
9/30/99                                         $  9,910                $  9,919
12/31/99                                        $ 10,036                $ 10,803
3/31/2000                                       $  9,594                $ 10,598
6/30/2000                                       $ 10,036                $ 10,747
9/30/2000                                       $  9,554                $ 10,265
12/31/2000                                      $ 10,024                $ 10,484
3/31/2001                                       $  9,237                $  9,339
6/30/2001                                       $  9,519                $  9,387
9/30/2001                                       $  8,133                $  8,224
12/31/2001                                      $  8,739                $  8,574
3/31/2002                                       $  8,831                $  8,703
6/30/2002                                       $  8,750                $  8,512
9/30/2002                                       $  6,967                $  6,782
12/31/2002                                      $  7,443                $  7,236
3/31/2003                                       $  6,917                $  6,647
6/30/2003                                       $  8,443                $  8,148
9/30/2003                                       $  9,309                $  8,934
12/31/2003                                      $ 10,862                $ 10,588
3/31/2004                                       $ 11,517                $ 11,095
6/30/2004                                       $ 11,632                $ 11,119

     The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index is comprised of companies within the MSCI EAFE Index having characteristics such as low market-to-book ratios. The MSCI EAFE Index is an index of securities listed on the stock exchanges of 21 developed market countries other than the United States.

     PERFORMANCE INFORMATION

                                                                   ANNUALIZED
                                                 YEAR ENDED       INCEPTION TO
                                               JUNE 30, 2004     JUNE 30, 2004
        ----------------------------------------------------------------------
        SA International HBtM Fund                 37.76%           3.13%(a)
        MSCI EAFE Value Index                      36.47%           2.18%(b)

(a)  From commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA International Small Company Fund

     International small company performance in fiscal 2004 was robust across all of the regions represented within the Fund. Strong global economic growth and earnings coupled with a weakening dollar propelled the returns of the Fund past 40% for the fiscal year. The returns from international small markets outpaced the performance of the U.S market during the 12 months. However, returns showed signs of leveling off toward the latter part of the fiscal year due to the threat of higher interest rates, higher oil prices and uncertainty in Iraq.

     The Fund is a feeder fund that invests in the International Small Company Portfolio of DFA Investment Dimensions Group (the "Portfolio"). The Portfolio invests in the following four international series of DFA Investment Trust
Company:

     THE JAPANESE SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of Japanese small companies that are traded in the Japanese securities markets.

     THE PACIFIC RIM SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and Pacific Rim Asian countries, whose shares are traded principally in securities markets located in those countries.

     THE UNITED KINGDOM SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of United Kingdom small companies that are traded principally on the London Stock Exchange.

     THE CONTINENTAL SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to a broad and diverse group of readily marketable stocks of small companies organized in certain European countries, whose shares are traded principally in securities markets located in those countries. During fiscal 2004, the series was authorized to invest in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden and Switzerland.

[CHART]

Comparison of Change in Value of a $10,000 Investment in SA International Small
  Company Fund vs. the Salomon Smith Barney Extended Market Index -- EPAC (EMI)

                                                            SALOMON SMITH BARNEY
                         SA INTERNATIONAL SMALL CO. FUND   EXTENDED MARKET INDEX
8/5/99                                          $ 10,000                $ 10,000
9/30/99                                         $ 10,278                $ 10,145
12/31/99                                        $ 10,259                $ 10,024
3/31/2000                                       $ 10,635                $ 11,166
6/30/2000                                       $ 10,584                $ 11,019
9/30/2000                                       $  9,975                $ 10,385
12/31/2000                                      $  9,500                $  9,829
3/31/2001                                       $  8,981                $  8,779
6/30/2001                                       $  9,576                $  8,995
9/30/2001                                       $  8,303                $  7,619
12/31/2001                                      $  8,468                $  8,217
3/31/2002                                       $  9,047                $  8,698
6/30/2002                                       $  9,624                $  8,880
9/30/2002                                       $  8,363                $  7,234
12/31/2002                                      $  8,507                $  7,515
3/31/2003                                       $  8,465                $  7,153
6/30/2003                                       $ 10,409                $  8,814
9/30/2003                                       $ 11,921                $  9,977
12/31/2003                                      $ 13,309                $ 11,495
3/31/2004                                       $ 15,001                $ 12,496
6/30/2004                                       $ 15,012                $ 12,608

     Salomon Smith Barney Extended Market Index -- EPAC (EMI) is compiled by Salomon Smith Barney. The EMI defines the small-capitalization equity universe, representing the bottom 20% of the available capitalization, and 75% of the number of issues, of each country in the Salomon Smith Barney Broad Market Index (SB BMI). The index is calculated gross of withholding taxes and is capitalization weighted.

     For comparative purposes, the SA International Small Company Fund uses a blended return which is calculated using the Fund's respective target weightings against corresponding EMI regions. For the period prior to April 1, 2002, the blended return was calculated using 35%, 35%, 15% and 15% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively. For the period subsequent to April 1, 2002, the blended return was calculated using 42%, 29%, 15% and 14% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively.

     PERFORMANCE INFORMATION

                                                                           ANNUALIZED
                                                        YEAR ENDED        INCEPTION TO
                                                      JUNE 30, 2004      JUNE 30, 2004
        ------------------------------------------------------------------------------
        SA International Small Company Fund                44.21%           8.63%(a)
        Salomon Smith Barney Extended Market Index         43.03%           4.82%(b)

(a)  From commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2004

                                                              FACE
                                                             AMOUNT           VALUE+
-----------------------------------------------------------------------------------------
BONDS AND NOTES -- 97.7%
AUSTRIA -- 1.3%
  Republic of Austria, 6.250%,
   5/19/08                                               USD  3,300,000   $     3,582,770
                                                                          ---------------

CANADA -- 8.2%
  BP Canada Finance Co., 3.625%,
   1/15/09                                               USD  4,525,000         4,430,790
  Canada Mortgage & Housing Corp.,
   3.375%, 12/01/08                                      USD  3,450,000         3,391,395
  Government of Canada, 5.250%,
   11/05/08                                              USD  5,500,000         5,812,235
  Province of British Columbia, 5.375%,
   10/29/08                                              USD  1,300,000         1,369,892
  Province of Ontario, 5.500%,
   10/01/08                                              USD  7,550,000         7,982,562
                                                                          ---------------
                                                                               22,986,874
                                                                          ---------------

FINLAND -- 2.8%
  Republic of Finland, 3.250%,
   5/15/09                                               USD  8,000,000         7,703,600
                                                                          ---------------

FRANCE -- 4.2%
  Dexia Credit Local, 5.500%, 1/21/09                    USD  4,600,000         4,821,945
  Total Capital SA, 3.500%, 1/05/09                      USD  7,200,000         7,012,800
                                                                          ---------------
                                                                               11,834,745
                                                                          ---------------

GERMANY -- 7.7%
  DSL Bank AG, 5.500%, 2/17/09                           USD  1,700,000         1,782,413
  KfW Group, 3.250%, 3/30/09                             USD  7,200,000         6,991,668
  Landeskreditbank Baden
   Wuerttemberg -- Foerderbank,
   3.000%, 9/30/08                                       USD  5,000,000         4,773,635
  Landwirtschaftliche Rentenbank,
   3.750%, 6/15/09                                       USD  8,100,000         7,937,279
                                                                          ---------------
                                                                               21,484,995
                                                                          ---------------

JAPAN -- 1.5%
  Nippon Telegraph & Telephone Corp.,
   6.000%, 3/25/08                                       USD  4,000,000         4,275,936
                                                                          ---------------

NETHERLANDS -- 3.7%
  Nederlandse Waterschapsbank,
   2.750%, 12/30/08                                      USD  5,000,000         4,717,020
  Rabobank Nederland --
   Cooperatieve Centrale
   Raiffeisen -- Boerenleenbank
   BA, 5.500%, 9/17/08                                   USD  5,200,000         5,477,758
                                                                          ---------------
                                                                               10,194,778
                                                                          ---------------

SPAIN -- 1.3%
  Kingdom of Spain, 5.875%, 7/28/08                      USD  3,500,000         3,754,111
                                                                          ---------------

SWEDEN -- 2.9%
  Government of Sweden, 5.000%,
   1/28/09 Series 1043                                   SEK 58,000,000         8,022,750
                                                                          ---------------

UNITED STATES -- 64.1%
  African Development Bank, 3.250%,
   8/01/08                                               USD  4,800,000   $     4,668,754
  Bayerische Landesbank Girozentrale,
   2.875%, 10/15/08                                      USD  1,700,000         1,608,271
  Bayerische Landesbank Girozentrale,
   5.875%, 12/01/08                                      USD  2,100,000         2,241,349
  Citigroup, Inc., 3.625%, 2/09/09                       USD  2,470,000         2,402,846
  European Coal & Steel, 6.375%,
   3/26/08                                               USD  1,355,000         1,463,517
  European Investment Bank, 5.375%,
   9/16/08                                               USD  5,000,000         5,297,140
  Federal Farm Credit Bank, 3.625%,
   10/24/08                                              USD 13,000,000        12,805,169
  Federal Home Loan Bank, 3.000%,
   4/15/09                                               USD  5,700,000         5,417,274
  Federal Home Loan Bank, 3.500%,
   2/13/09                                               USD  4,000,000         3,900,912
  Federal Home Loan Bank, 3.625%,
   11/14/08                                              USD  4,000,000         3,939,284
  Federal Home Loan Bank, 5.500%,
   8/15/08                                               USD  4,000,000         4,229,004
  Federal Home Loan Mortgage Corp.,
   3.375%, 4/15/09                                       USD  3,000,000         2,891,925
  Federal Home Loan Mortgage Corp.,
   3.625%, 9/15/08                                       USD  3,000,000         2,960,220
  Federal Home Loan Mortgage Corp.,
   5.125%, 10/15/08                                      USD 11,500,000        12,012,774
  Federal Home Loan Mortgage Corp.,
   5.750%, 3/15/09                                       USD  4,000,000         4,271,184
  Federal National Mortgage
   Association, 3.250%, 8/15/08                          USD  8,500,000         8,280,453
  Federal National Mortgage
   Association, 3.250%, 2/15/09                          USD 12,000,000        11,573,688
  Federal National Mortgage
   Association, 5.250%, 1/15/09                          USD  4,600,000         4,823,298
  Fifth Third Bank, 3.375%, 8/15/08                      USD  4,000,000         3,887,004
  General Electric Capital Corp.,
   4.250%, 1/15/08                                       USD  4,000,000         4,053,384
  Interamerican Development Bank,
   3.375%, 3/17/08                                       USD  2,800,000         2,778,193
  Interamerican Development Bank,
   5.375%, 11/18/08                                      USD  3,200,000         3,406,573
  International Bank of
   Reconstruction & Development,
   5.000%, 10/29/08                                      USD  6,000,000         6,236,058
  Procter & Gamble Co., 4.300%,
   8/15/08                                               USD  1,800,000         1,826,591
  Procter & Gamble Co., 6.125%,
   5/08/08                                               USD  6,000,000         6,435,474
  Siemens Capital Corp., 6.000%,
   2/11/08                                               USD  5,000,000         5,309,415
  Tennessee Valley Authority, 5.375%,
   11/13/08 Series G                                     USD 11,140,000        11,739,399
  The Gillette Co., 2.500%, 6/01/08                      USD  1,600,000         1,524,310
  The Gillette Co., 2.875%, 3/15/08                      USD  4,550,000         4,430,317

                                                              FACE
                                                             AMOUNT           VALUE+
-----------------------------------------------------------------------------------------
BONDS AND NOTES (CONTINUED)
UNITED STATES (CONTINUED)
  Toyota Motor Credit Corp., 2.875%,
   8/01/08                                               USD  6,350,000   $     6,075,344
  US Bank N.A., 3.400%, 3/02/09                          USD  6,800,000         6,523,335
  Wal-Mart Stores, Inc., 3.375%,
   10/01/08                                              USD  5,200,000         5,059,142
  Wells Fargo & Co., 3.125%,
   4/01/09                                               USD  7,500,000         7,126,935
  Westdeutsche Landesbank,
   6.050%, 1/15/09                                       USD  7,500,000         7,993,290
                                                                          ---------------
                                                                              179,191,826
                                                                          ---------------
  TOTAL BONDS AND NOTES
   (Identified Cost $278,277,112)                                             273,032,385
                                                                          ---------------

                                                             SHARES
                                                         --------------
SHORT-TERM INVESTMENTS -- 0.7%
UNITED STATES -- 0.7%
  SSgA Government Money Market
   Fund                                                             511               511
  SSgA Money Market Fund                                      1,876,699         1,876,699
                                                                          ---------------
                                                                                1,877,210
                                                                          ---------------

  TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $1,877,210)                                                 1,877,210
                                                                          ---------------

TOTAL INVESTMENTS -- 98.4%
  (IDENTIFIED COST $280,154,322)#                                             274,909,595
  Cash and Other Assets,
   Less Liabilities -- 1.6%                                                     4,564,736
                                                                          ---------------
NET ASSETS -- 100%                                                        $   279,474,331
                                                                          ===============

   +  See Note 1.
   # At June 30, 2004, the aggregate cost of investment securities for income tax purposes was $280,154,322. Net unrealized depreciation aggregated $5,244,727 of which $93,833 related to appreciated investment securities and $5,338,560 related to depreciated investment securities.
Key to abbreviations:
SEK -- Swedish Krona
USD -- U.S. Dollar

Ten Largest Sector Holdings at June 30, 2004
(As a percentage of Net Assets):

INDUSTRY                             PERCENTAGE
--------                             ----------
Government Agency                       31.8%
Banks                                   22.7%
Foreign Government/Agency               14.9%
Financial Services                       7.2%
Supranational Organizations              6.9%
Diversified Operations                   5.6%
Cosmetics & Toiletries                   2.8%
Oil & Gas                                2.5%
Retail -- General                        1.8%
Telephone                                1.5%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2004

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS -- 98.8%
ADVERTISING -- 0.2%
  Getty Images, Inc.*                                       1,300   $        78,000
  Interpublic Group of Cos., Inc.                          10,070           138,261
  Lamar Advertising Co. Class A*                            1,700            73,695
  Omnicom Group, Inc.                                       4,500           341,505
                                                                    ---------------
                                                                            631,461
                                                                    ---------------

AEROSPACE/DEFENSE -- 1.5%
  Alliant Techsystems, Inc.*                                  675            42,754
  Armor Holdings, Inc.*                                       400            13,600
  Boeing Co.                                               18,500           945,165
  DRS Technologies, Inc.*                                     500            15,950
  Engineered Support Systems, Inc.                            300            17,553
  General Dynamics Corp.                                    4,400           436,920
  Goodrich Corp.                                            2,600            84,058
  Honeywell International, Inc.                            20,600           754,578
  Northrop Grumman Corp.                                    8,044           431,963
  Raytheon Co.                                             10,100           361,277
  Rockwell Collins                                          4,300           143,276
  Teledyne Technologies, Inc.*                                500            10,010
  The Titan Corp.*                                          1,000            12,980
  United Defense Industries, Inc.*                          1,200            42,000
  United Technologies Corp.                                11,300         1,033,724
                                                                    ---------------
                                                                          4,345,808
                                                                    ---------------

AGRICULTURAL OPERATIONS -- 0.1%
  AGCO Corp.*                                               1,900            38,703
  Delta & Pine Land Co.                                       500            10,975
  Monsanto Co.                                              5,817           223,955
                                                                    ---------------
                                                                            273,633
                                                                    ---------------

AIRLINES -- 0.2%
  AirTran Holdings, Inc.*                                     800            11,312
  Alaska Air Group, Inc.*                                     700            16,709
  AMR Corp.*                                                2,800            33,908
  Continental Airlines, Inc. Class B*                         700             7,959
  Delta Air Lines, Inc.                                     1,500            10,680
  JetBlue Airways Corp.*                                    2,500            73,450
  Northwest Airlines Corp. Class A*                         1,200            13,344
  SkyWest, Inc.                                               600            10,446
  Southwest Airlines Co.                                   17,400           291,798
                                                                    ---------------
                                                                            469,606
                                                                    ---------------

APPLIANCES -- 0.0%
  Maytag Corp.                                              1,400            34,314
  Whirlpool Corp.                                           1,400            96,040
                                                                    ---------------
                                                                            130,354
                                                                    ---------------

AUTO & RELATED -- 1.1%
  Advance Auto Parts, Inc.*                                 1,800            79,524
  American Axle & Manufacturing
   Holdings, Inc.                                           1,100            39,996
  Asbury Automotive Group, Inc.*                              900            13,500
  AutoZone, Inc.*                                           2,000           160,200
  BorgWarner, Inc.                                          1,000            43,770
  CarMax, Inc.*                                             2,273            49,711
  CSK Auto Corp.*                                             500   $         8,570
  Cummins Engine Co., Inc.                                    800            50,000
  Dana Corp.                                                1,500            29,400
  Delphi Automotive Systems Corp.                          13,400           143,112
  Dollar Thrifty Automotive Group, Inc.*                      500            13,720
  Ford Motor Co.                                           42,200           660,430
  General Motors Corp.                                     12,300           573,057
  Harley-Davidson, Inc.                                     7,100           439,774
  Johnson Controls, Inc.                                    4,600           245,548
  Lear Corp.                                                1,700           100,283
  Monaco Coach Corp.                                          200             5,634
  Navistar International Corp.*                             1,500            58,140
  O'Reilly Automotive, Inc.*                                1,000            45,200
  Oshkosh Truck Corp.                                         600            34,386
  PACCAR, Inc.                                              3,825           221,812
  Rent-A-Center, Inc.*                                      1,650            49,384
  Superior Industries International, Inc.                     300            10,035
  Thor Industries, Inc.                                     1,600            53,536
  United Auto Group, Inc.                                     600            18,390
  United Rentals, Inc.*                                     1,200            21,468
  Visteon Corp.                                             1,800            21,006
  Winnebago Industries, Inc.                                  400            14,912
                                                                    ---------------
                                                                          3,204,498
                                                                    ---------------

BANKS/SAVINGS & LOANS -- 5.7%
  Alabama National BanCorp.                                   300            16,641
  AMCORE Financial, Inc.                                      500            15,080
  Associated Banc-Corp.                                     2,419            71,675
  Astoria Financial Corp.                                   1,600            58,528
  BancorpSouth, Inc.                                        1,400            31,542
  Bank of America Corp.                                    48,933         4,140,710
  Bank of New York Co., Inc.                               18,700           551,276
  Bank One Corp.                                           22,400         1,142,400
  Banknorth Group, Inc.                                     3,900           126,672
  BankUnited Financial Corp. Class A*                         500            12,900
  BB&T Corp.                                               13,179           487,228
  BOK Financial Corp.                                       1,086            42,647
  Brookline Bancorp, Inc.                                     800            11,736
  Capitol Federal Financial                                 1,500            44,850
  Cathay Bancorp, Inc.                                        300            20,010
  Charter One Financial, Inc.                               4,862           214,852
  Chemical Financial Corp.                                    100             3,689
  Chittenden Corp.                                            500            17,575
  City National Corp.                                       1,000            65,700
  Comerica, Inc.                                            4,200           230,496
  Commerce Bancshares, Inc.                                 1,512            69,469
  Commercial Federal Corp.                                    600            16,260
  Community First Bankshares, Inc.                            500            16,095
  Compass Bancshares, Inc.                                  2,700           116,100
  Corus Bankshares, Inc.                                      800            32,888
  CVB Financial Corp.                                         687            14,963
  Dime Community Bancshares                                   600            10,488
  Downey Financial Corp.                                      300            15,975
  East West Bancorp, Inc.                                     600            18,420
  Fifth Third Bancorp.                                     12,450           669,561
  First Charter Corp.                                         600            13,074
  First Financial Bancorp.                                    630            11,164

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BANKS/SAVINGS & LOANS (CONTINUED)
  First Horizon National Corp.                              2,800   $       127,316
  First National Bankshares of Florida                        568            10,755
  First Niagara Financial Group, Inc.                       1,000            12,000
  FirstFed Financial Corp.*                                   300            12,480
  Flagstar Bancorp, Inc.                                      600            11,928
  FNB Corp.                                                   551            11,240
  Fulton Financial Corp.                                    2,291            46,164
  Golden West Financial Corp.                               3,700           393,495
  Greater Bay Bancorp.                                        900            26,010
  GreenPoint Financial Corp.                                2,750           109,175
  Hancock Holding Co.                                         200             5,812
  Harleysville National Corp.                                 400            10,240
  Hibernia Corp. Class A                                    3,700            89,910
  Hudson City Bancorp, Inc.                                 4,500           150,480
  Hudson United Bancorp.                                      900            33,552
  Huntington Bancshares, Inc.                               5,500           125,950
  Independence Community Bank Corp.                         1,984            72,218
  M&T Bank Corp.                                            2,800           244,440
  MAF Bancorp, Inc.                                           400            17,072
  Marshall & Ilsley Corp.                                   4,900           191,541
  MB Financial, Inc.                                          450            16,565
  Mercantile Bankshares Corp.                               1,800            84,276
  National Commerce Financial Corp.                         4,900           159,250
  National Penn Bancshares, Inc.                              400            11,896
  NBT Bancorp, Inc.                                           600            13,404
  New York Community Bancorp, Inc.                          6,265           122,982
  North Fork Bancorp., Inc.                                 3,600           136,980
  Northern Trust Corp.                                      5,300           224,084
  Northwest Bancorp, Inc.                                     900            20,610
  Ocwen Financial Corp.*                                      200             2,408
  Old National Bancorp.                                     1,245            30,913
  Pacific Capital Bancorp.                                    667            18,753
  People's Bank                                             2,100            65,415
  PFF Bancorp, Inc.                                           300            11,172
  PNC Bank Corp.                                            6,800           360,944
  Provident Bankshares Corp.                                  200             5,768
  Provident Financial Group, Inc.                             800            31,568
  Republic Bancorp, Inc.                                    1,331            18,501
  Riggs National Corp.                                        500            10,560
  S&T Bancorp, Inc.                                           415            13,272
  Silicon Valley Bancshares*                                  500            19,825
  SouthTrust Corp.                                          7,900           306,599
  Sovereign Bancorp, Inc.                                   7,400           163,540
  Sterling Financial Corp.                                    440            14,023
  Sun Trust Banks, Inc.                                     6,800           441,932
  TCF Financial Corp.                                       1,600            92,880
  Texas Regional Bancshares, Inc. Class A                     550            25,250
  The Colonial BancGroup, Inc.                              2,200            39,974
  TrustCo Bank Corp. NY                                     1,380            18,078
  Trustmark Corp.                                           1,100            31,812
  U.S. Bancorp.                                            46,115         1,270,929
  UCBH Holdings, Inc.                                         700            27,664
  UMB Financial Corp.                                         300            15,486
  UnionBanCal Corp.                                         3,500           197,400
  United Bankshares, Inc.                                     500            16,250
  United Community Banks, Inc.                                150   $         3,777
  Valley National Bancorp.                                  1,791            45,276
  Wachovia Corp.                                           29,200         1,299,400
  Washington Federal, Inc.                                  1,770            42,480
  Washington Mutual, Inc.                                  19,750           763,140
  Waypoint Financial Corp.                                    600            16,554
  Webster Financial Corp.                                     800            37,616
  Westamerica Bancorp.                                        500            26,225
  Westcorp.                                                   900            40,905
  Wintrust Financial Corp.                                    300            15,153
  Zions Bancorp.                                            2,700           165,915
                                                                    ---------------
                                                                         16,509,846
                                                                    ---------------

BROADCASTING -- 0.9%
  Charter Communications, Inc. Class A*                     2,900            11,368
  Clear Channel Communications, Inc.                       14,700           543,165
  Comcast Corp. Class A*                                   32,525           911,676
  Comcast Corp. Class A Special*                           10,000           276,100
  Cumulus Media, Inc. Class A*                                800            13,448
  Fox Entertainment Group, Inc. Class A*                   10,200           272,340
  Gray Television, Inc.                                       200             2,778
  Hearst-Argyle Television, Inc.                            1,000            25,780
  Liberty Media International, Inc. Series A*               3,210           119,091
  Mediacom Communications Corp.*                            1,500            11,730
  Sinclair Broadcast Group, Inc. Class A                    2,200            22,594
  The DIRECTV Group, Inc.*                                  1,399            23,923
  TiVo, Inc.*                                               1,100             7,799
  UnitedGlobalCom, Inc. Class A*                            7,800            56,628
  Univision Communications, Inc. Class A*                   6,050           193,176
                                                                    ---------------
                                                                          2,491,596
                                                                    ---------------

BUILDING & CONSTRUCTION -- 0.6%
  Beazer Homes USA, Inc.                                      200            20,062
  Cavco Industries, Inc.*                                      50             1,985
  Centex Corp.                                              2,800           128,100
  D.R. Horton, Inc.                                         5,625           159,750
  Dycom Industries, Inc.*                                     700            19,600
  Emcor Group, Inc.*                                          300            13,194
  Florida Rock Industries, Inc.                               750            31,627
  Granite Construction, Inc.                                  500             9,115
  Hovnanian Enterprises, Inc. Class A*                        800            27,768
  Jacobs Engineering Group, Inc.*                           1,200            47,256
  KB HOME                                                   1,100            75,493
  Lafarge Corp.                                             1,700            73,610
  Lennar Corp.                                              2,800           125,216
  Lennar Corp. Class B                                        100             4,143
  M.D.C. Holdings, Inc.                                       583            37,085
  Martin Marietta Materials, Inc.                           1,200            53,196
  Masco Corp.                                              10,700           333,626
  Meritage Corp.*                                             200            13,760
  Modine Manufacturing Co.                                    400            12,740
  NVR, Inc.*                                                  100            48,420
  Pulte Corp.                                               2,800           145,684
  Ryland Group, Inc.                                          500            39,100
  Simpson Manufacturing Co., Inc.                             400            22,448
  Standard Pacific Corp.                                      500            24,650
  Texas Industries, Inc.                                      300            12,351

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION (CONTINUED)
  The Shaw Group, Inc.*                                     1,000   $        10,130
  Toll Brothers, Inc.*                                      1,600            67,712
  URS Corp.*                                                  600            16,440
  Vulcan Materials Co.                                      2,400           114,120
  WCI Communities, Inc.*                                      600            13,386
  William Lyon Homes, Inc.*                                   200            18,430
  York International Corp.                                    500            20,535
                                                                    ---------------
                                                                          1,740,732
                                                                    ---------------

BUSINESS SERVICES -- 1.4%
  Acxiom Corp.                                              1,700            42,211
  ADVO, Inc.                                                  400            13,168
  Ariba, Inc.*                                              3,200             6,336
  Aspect Communications Corp.*                                800            11,360
  Automatic Data Processing, Inc.                          13,000           544,440
  Banta Corp.                                                 500            22,205
  BEA Systems, Inc.*                                        9,800            80,556
  BearingPoint, Inc.*                                       4,700            41,689
  Brady Corp. Class A                                         300            13,830
  Catalina Marketing Corp.*                                   800            14,632
  CDI Corp.                                                   300            10,380
  Ceridian Corp.*                                           3,600            81,000
  Certegy, Inc.                                               300            11,640
  ChoicePoint, Inc.*                                        1,966            89,768
  Cintas Corp.                                              4,100           195,447
  CSG Systems International, Inc.*                            800            16,560
  Ecolab, Inc.                                              6,200           196,540
  Electronic Data Systems Corp.                            10,600           202,990
  Expeditors International of Washington, Inc.              2,500           123,525
  Exult, Inc.*                                              1,900            10,222
  Fair, Issac & Co., Inc.                                   1,600            53,408
  First Data Corp.                                         21,191           943,423
  Fiserv, Inc.*                                             4,650           180,838
  Foundry Networks, Inc.*                                   2,900            40,803
  FTI Consulting, Inc.*                                     1,100            18,150
  Gartner, Inc. Class A*                                      600             7,932
  Global Payments, Inc.                                       240            10,805
  Harte-Hanks, Inc.                                         2,550            62,246
  Hudson Highland Group, Inc.*                                135             4,139
  Iron Mountain, Inc.*                                      2,100           101,346
  John H. Harland Co.                                         500            14,675
  Keane, Inc.*                                              1,100            15,059
  Kelly Services, Inc. Class A                                500            14,900
  Manpower, Inc.                                            1,900            96,463
  MAXIMUS, Inc.*                                              400            14,184
  MPS Group, Inc.*                                          1,400            16,968
  NCO Group, Inc.*                                            500            13,345
  Paychex, Inc.                                             9,050           306,614
  Resources Connection, Inc.*                                 300            11,733
  Robert Half International, Inc.                           4,100           122,057
  SEI Investments Co.                                       2,500            72,600
  TeleTech Holdings, Inc.*                                    500             4,385
  Tetra Tech, Inc.*                                         1,000            16,320
  The Corporate Executive Board Co.                           800            46,232
  The Reynolds & Reynolds Co. Class A                       1,500   $        34,695
  Watson Wyatt & Co. Holdings                                 500            13,325
  Westwood One, Inc.*                                       2,200            52,360
                                                                    ---------------
                                                                          4,017,504
                                                                    ---------------

CHEMICALS -- 1.3%
  Air Products & Chemicals, Inc.                            5,500           288,475
  Airgas, Inc.                                              1,500            35,865
  Albemarle Corp.                                             500            15,825
  Ashland, Inc.                                             1,500            79,215
  Cabot Corp.                                               1,400            56,980
  Cabot Microelectronics Corp.*                               300             9,183
  Crompton Corp.                                            1,800            11,340
  Cytec Industries, Inc.                                      500            22,725
  Dionex Corp.*                                               300            16,551
  Dow Chemical Co.                                         22,500           915,750
  E.I. du Pont de Nemours & Co.                            21,900           972,798
  Eastman Chemical Co.                                      1,700            78,591
  Engelhard Corp.                                           2,700            87,237
  Ferro Corp.                                                 500            13,340
  FMC Corp.*                                                  500            21,555
  Georgia Gulf Corp.                                          600            21,516
  Great Lakes Chemical Corp.                                  800            21,648
  H.B. Fuller Co.                                             500            14,200
  Hercules, Inc.*                                           1,300            15,847
  IMC Global, Inc.                                          1,800            24,120
  Kronos Worldwide Inc.                                       710            24,282
  Lubrizol Corp.                                              900            32,958
  Lyondell Chemical Co.                                     3,900            67,821
  MacDermid, Inc.                                             600            20,310
  Millennium Chemicals, Inc.                                  900            15,588
  Minerals Technologies, Inc.                                 300            17,400
  NL Industries, Inc.                                         800            11,600
  Olin Corp.                                                  700            12,334
  OM Group, Inc.*                                             400            13,204
  Praxair, Inc.                                             7,800           311,298
  Rohm & Haas Co.                                           5,400           224,532
  RPM, Inc.                                                 2,100            31,920
  Sigma-Aldrich Corp.                                       1,700           101,337
  Spartech Corp.                                              500            12,970
  The Valspar Corp.                                         1,000            50,390
  Valhi, Inc.                                               1,960            22,285
                                                                    ---------------
                                                                          3,692,990
                                                                    ---------------

COMMERCIAL SERVICES -- 0.2%
  Alliance Data Systems Corp.*                              1,800            76,050
  Aramark Corp. Class B                                     2,300            66,148
  Arbitron, Inc.*                                             300            10,956
  Central Parking Corp.                                       200             3,738
  Convergys Corp.*                                          2,900            44,660
  Deluxe Corp.                                                900            39,150
  Plexus Corp.*                                               800            10,800
  Polycom, Inc.*                                            1,800            40,338
  Quanta Services, Inc.*                                    1,400             8,708
  R.H. Donnelley Corp.*                                       500            21,870
  Veritas DGC, Inc.*                                          700            16,205
  Weight Watchers International, Inc.*                      2,400            93,936
                                                                    ---------------
                                                                            432,559
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMUNICATION SERVICES -- 0.0%
  West Corp.*                                               1,100   $        28,765
                                                                    ---------------

COMMUNICATIONS EQUIPMENT -- 0.1%
  Andrew Corp.*                                             3,200            64,032
  Arris Group, Inc.*                                        1,200             7,128
  Finisar Corp.*                                              900             1,782
  L-3 Communications Holdings, Inc.                         2,300           153,640
  Sonus Networks, Inc.*                                     3,600            17,208
  Tekelec*                                                    900            16,353
                                                                    ---------------
                                                                            260,143
                                                                    ---------------

COMPUTER EQUIPMENT -- 2.0%
  Adaptec, Inc.*                                            1,100             9,306
  Advanced Digital Information Corp.*                         800             7,760
  Brocade Communications Systems, Inc.*                     5,700            34,086
  Electronics for Imaging, Inc.*                              600            16,956
  EMC Corp.*                                               57,932           660,425
  Emulex Corp.*                                             1,500            21,465
  Hutchinson Technology, Inc.*                                400             9,836
  Imation Corp.                                               500            21,305
  Ingram Micro, Inc. Class A*                               2,800            40,516
  Insight Enterprises, Inc.*                                  800            14,208
  Intel Corp.                                             150,600         4,156,560
  Kronos, Inc.*                                               500            20,600
  Maxtor Corp.*                                             4,400            29,172
  McDATA Corp. Class A*                                     1,500             8,070
  MEMC Electronic Materials, Inc.*                          3,700            36,556
  Mentor Graphics Corp.*                                      800            12,376
  PalmOne, Inc.*                                              500            17,385
  SanDisk Corp.*                                            3,200            69,408
  Semtech Corp.*                                            1,200            28,248
  Silicon Storage Technology, Inc.*                         1,300            13,390
  Storage Technology Corp.*                                 2,500            72,500
  Varian Semiconductor Equipment
   Associates, Inc.*                                          500            19,280
  VERITAS Software Corp.*                                   9,400           260,380
  Western Digital Corp.*                                    3,700            32,042
  Whitney Holding Corp.                                       750            33,502
                                                                    ---------------
                                                                          5,645,332
                                                                    ---------------

COMPUTER SERVICES -- 2.0%
  Affiliated Computer Services, Inc.
   Class A*                                                 2,800           148,232
  Anteon International Corp.*                                 400            13,048
  Avocent Corp.*                                            1,100            40,414
  Black Box Corp.                                             300            14,178
  Cadence Design Systems, Inc.*                             5,800            84,854
  Cisco Systems, Inc.*                                    156,200         3,701,940
  Cognizant Technology Solutions Corp.*                     2,800            71,148
  Computer Sciences Corp.*                                  4,500           208,935
  Compuware Corp.*                                          7,700            50,820
  Diebold, Inc.                                             1,700            89,879
  DST Systems, Inc.*                                        2,500           120,225
  Extreme Networks, Inc.*                                   1,400             7,728
  FactSet Research Systems, Inc.                              500            23,635
  GTECH Holdings Corp.                                      1,200   $        55,572
  Intergraph Corp.*                                           700            18,102
  Jack Henry & Associates, Inc.                             1,800            36,180
  MICROS Systems, Inc.*                                       300            14,391
  NCR Corp.*                                                2,300           114,057
  Network Appliance, Inc.*                                  8,300           178,699
  Perot Systems Corp. Class A*                              1,700            22,559
  Sun Microsystems, Inc.*                                  72,300           313,782
  SunGard Data Systems, Inc.*                               6,300           163,800
  Sybase, Inc.*                                             1,700            30,600
  Syntel, Inc.                                                600             9,930
  The BISYS Group, Inc.*                                    2,400            33,744
  Unisys Corp.*                                             7,300           101,324
  Wind River Systems, Inc.*                                 1,300            15,288
                                                                    ---------------
                                                                          5,683,064
                                                                    ---------------

COMPUTER SOFTWARE -- 3.8%
  3Com Corp.*                                               8,200            51,250
  Activision, Inc.*                                         2,325            36,968
  Adobe Systems, Inc.                                       5,700           265,050
  Ascential Software Corp.*                                   471             7,531
  Autodesk, Inc.                                            2,500           107,025
  BMC Software, Inc.*                                       5,400            99,900
  Borland Software Corp.*                                     800             6,792
  CheckFree Corp.*                                          1,800            54,000
  Citrix Systems, Inc.*                                     3,700            75,332
  Computer Associates International, Inc.                  12,700           356,362
  Electronic Arts, Inc.*                                    7,200           392,760
  Enterasys Networks, Inc.*                                 1,700             3,587
  eResearch Technology, Inc.*                                 600            16,800
  FileNET Corp.*                                              500            15,785
  Hyperion Solutions Corp.*                                   500            21,860
  Informatica Corp.*                                        1,300             9,919
  Internet Security Systems, Inc.*                            600             9,204
  Intuit, Inc.*                                             4,300           165,894
  Lawson Software, Inc.*                                      900             6,372
  Macromedia, Inc.*                                         1,000            24,550
  Mercury Interactive Corp.*                                1,800            89,694
  Microsoft Corp.                                         235,300         6,720,168
  Midway Games, Inc.*                                       1,000            11,520
  National Instruments Corp.                                1,350            41,377
  NetIQ Corp.*                                                500             6,600
  Network Associates, Inc.                                  3,600            65,268
  Novell, Inc.*                                             8,200            68,798
  NVIDIA Corp.*                                             3,600            73,800
  Openwave Systems, Inc.*                                     900            11,430
  Oracle Corp.*                                           122,000         1,455,460
  PalmSource, Inc.*                                           154             2,640
  Parametric Technology Corp.*                              4,200            21,000
  PeopleSoft, Inc.*                                         4,664            86,284
  Progress Software Corp.*                                    600            13,002
  Quest Software, Inc.*                                     1,100            14,190
  Red Hat, Inc.*                                            3,800            87,286
  SERENA Software, Inc.*                                    1,000            19,090
  Siebel Systems, Inc.*                                    12,100           129,228
  Symantec Corp.*                                           6,800           297,704
  Take-Two Interactive Software, Inc.*                        500            15,320

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
  THQ, Inc.*                                                  500   $        11,450
  TIBCO Software, Inc.*                                     4,400            37,180
  WebMD Corp.*                                              6,800            63,376
                                                                    ---------------
                                                                         11,068,806
                                                                    ---------------

COMPUTERS -- 2.5%
  Apple Computer, Inc.*                                     8,900           289,606
  Dell, Inc.*                                              56,300         2,016,666
  Gateway, Inc.*                                            4,900            22,050
  Hewlett-Packard Co.                                      68,101         1,436,931
  International Business Machines Corp.                    37,800         3,332,070
                                                                    ---------------
                                                                          7,097,323
                                                                    ---------------

CONSUMER PRODUCTS -- 2.4%
  Avon Products, Inc.                                      11,400           525,996
  Blyth, Inc.                                                 500            17,245
  Clorox Co.                                                5,000           268,900
  Colgate-Palmolive Co.                                    11,600           678,020
  Energizer Holdings, Inc.*                                   800            36,000
  Estee Lauder Companies, Inc. Class A                      3,000           146,340
  Fortune Brands, Inc.                                      3,200           241,376
  Fossil, Inc.*                                               900            24,525
  Gillette Co.                                             24,100         1,021,840
  Hasbro, Inc.                                              3,500            66,500
  IDEXX Laboratories, Inc.*                                   800            50,352
  International Flavors & Fragrances, Inc.                  2,000            74,800
  Jarden Corp.*                                               400            14,396
  Mattel, Inc.                                             10,300           187,975
  Newell Rubbermaid, Inc.                                   6,600           155,100
  Playtex Products, Inc.*                                   1,000             7,820
  Procter & Gamble Co.                                     62,000         3,375,280
  Russ Berrie & Co., Inc.                                     400             7,772
  The Scotts Co. Class A*                                     600            38,328
  The Yankee Candle Co., Inc.*                              1,100            32,175
  Tupperware Corp.                                            600            11,658
                                                                    ---------------
                                                                          6,982,398
                                                                    ---------------

CONTAINERS & GLASS -- 0.0%
  Crown Holdings, Inc.*                                     3,000            29,910
  Owens-Illinois, Inc.*                                     3,000            50,280
  Silgan Holdings, Inc.                                       300            12,093
                                                                    ---------------
                                                                             92,283
                                                                    ---------------

CONTAINERS -- PAPER/PLASTIC -- 0.1%
  Bemis Co., Inc.                                           2,600            73,450
  Graphic Packaging Corp.*                                  3,600            31,140
  Longview Fibre Co.                                          900            13,257
  Sealed Air Corp.*                                         1,900           101,213
  Sonoco Products Co.                                       1,700            43,350
                                                                    ---------------
                                                                            262,410
                                                                    ---------------

CONSTRUCTION MATERIALS -- 0.0%
  Eagle Materials, Inc.                                       353            25,070
  Eagle Materials, Inc. Class B                               178            12,327
                                                                    ---------------
                                                                             37,397
                                                                    ---------------

DISTRIBUTION/WHOLESALE -- 0.2%
  CDW Corp.                                                 1,900   $       121,144
  Fastenal Co.                                              1,700            96,611
  Genuine Parts Co.                                         4,200           166,656
  Grainger, Inc.                                            2,000           115,000
  Hughes Supply, Inc.                                         700            41,251
  Owens & Minor, Inc.                                         500            12,950
  SCP Pool Corp.                                              400            18,000
  United Natural Foods, Inc.*                                 600            17,346
  United Stationers, Inc.*                                    500            19,860
                                                                    ---------------
                                                                            608,818
                                                                    ---------------

DIVERSIFIED OPERATIONS -- 2.0%
  3M Co.                                                   17,300         1,557,173
  Barnes Group, Inc.                                          400            11,592
  Carlisle Cos., Inc.                                         600            37,350
  Cendant Corp.                                            24,448           598,487
  Chemed Corp.                                                200             9,700
  Corning, Inc.*                                           32,900           429,674
  Crane Co.                                                 1,100            34,529
  Danaher Corp.                                             7,400           383,690
  Federal Signal Corp.                                        600            11,166
  Fidelity National Financial, Inc.                         4,115           153,654
  Florida East Coast Industries, Inc.                         500            19,325
  Harsco Corp.                                                800            37,600
  Hawaiian Electric Industries, Inc.                        1,800            46,980
  Hillenbrand Industries, Inc.                              1,500            90,675
  Illinois Tool Works, Inc.                                 6,800           652,052
  ITT Industries, Inc.                                      2,200           182,600
  Jefferson-Pilot Corp.                                     3,100           157,480
  Kroll, Inc.*                                                700            25,816
  Lancaster Colony Corp.                                      500            20,820
  Lockheed Martin Corp.                                     9,800           510,384
  Mathews International Corp. Class A                         500            16,470
  Pentair, Inc.                                             2,200            74,008
  PerkinElmer, Inc.                                         4,500            90,180
  PPG Industries, Inc.                                      4,100           256,209
  Roper Industries, Inc.                                      800            45,520
  Sensient Technologies Corp.                                 600            12,888
  Teleflex, Inc.                                              700            35,105
  Textron, Inc.                                             2,900           172,115
  Trinity Industries, Inc.                                    600            19,074
  Universal Corp.                                             500            25,470
  UNOVA, Inc.*                                                800            16,200
  Viad Corp.                                                1,600            43,216
                                                                    ---------------
                                                                          5,777,202
                                                                    ---------------

EDUCATION -- 0.2%
  Apollo Group, Inc. Class A*                               4,150           366,404
  Career Education Corp.*                                   2,200           100,232
  Corinthian Colleges, Inc.*                                1,800            44,532
  DeVry, Inc.*                                              1,100            30,162
  Education Management Corp.*                               1,400            46,004
  ITT Educational Services, Inc.*                             900            34,218
  Laureate Education, Inc.*                                 1,000            38,240
  Renaissance Learning, Inc.                                  500            11,210
  Strayer Education, Inc.                                     200            22,314
                                                                    ---------------
                                                                            693,316
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES -- 0.1%
  Duquesne Light Holdings, Inc.                             1,000   $        19,310
  Great Plains Energy, Inc.                                 1,700            50,490
  NSTAR                                                     1,100            52,668
  Texas Genco Holdings, Inc.                                1,955            88,151
  Weststar Energy, Inc.                                     1,100            21,901
                                                                    ---------------
                                                                            232,520
                                                                    ---------------

ELECTRICAL EQUIPMENT -- 2.8%
  Avid Technology, Inc.*                                      300            16,371
  Axcelis Technologies, Inc.*                               1,400            17,416
  Belden, Inc.                                                500            10,715
  Checkpoint Systems, Inc.*                                   600            10,758
  Credence Systems Corp.*                                     900            12,420
  Fairchild Semiconductor Corp. Class A*                    2,100            34,377
  FLIR Systems, Inc.*                                         700            38,430
  General Electric Co.                                    229,300         7,429,320
  GrafTech International Ltd.*                              1,100            11,506
  Lincoln Electric Holdings, Inc.                             900            30,681
  Littelfuse, Inc.*                                           400            16,964
  Microchip Technology, Inc.                                4,950           156,123
  Molex, Inc.                                               2,000            64,160
  Paxar Corp.*                                                700            13,664
  Power Integrations, Inc.*                                   400             9,960
  Power-One, Inc.*                                          1,200            13,176
  Rogers Corp.*                                               300            20,970
  Veeco Instruments, Inc.*                                    400            10,324
  Xilinx, Inc.                                              8,300           276,473
                                                                    ---------------
                                                                          8,193,808
                                                                    ---------------

ELECTRONICS -- 2.7%
  Advanced Micro Devices, Inc.*                             8,500           135,150
  Aeroflex, Inc.*                                           1,100            15,763
  Agere Systems, Inc. Class A*                                368               847
  Agere Systems, Inc. Class B*                              9,048            19,453
  Agilent Technologies, Inc.*                              11,500           336,720
  Altera Corp.*                                             9,000           199,980
  AMETEK, Inc.                                              1,500            46,350
  Amkor Technology, Inc.*                                   3,800            31,084
  Amphenol Corp. Class A*                                   2,000            66,640
  Analog Devices, Inc.                                      9,000           423,720
  Anixter International, Inc.                                 600            20,418
  Applied Materials, Inc.*                                 37,100           727,902
  Applied Micro Circuits Corp.*                             5,500            29,260
  Arrow Electronics, Inc.*                                  2,300            61,686
  Atmel Corp.*                                             10,400            61,568
  ATMI, Inc.*                                                 500            13,655
  Avnet, Inc.*                                              2,922            66,329
  AVX Corp.                                                 3,500            50,575
  Benchmark Electronics, Inc.*                                700            20,370
  Broadcom Corp. Class A*                                   5,400           252,558
  Brooks Automation, Inc.*                                    500            10,075
  Coherent, Inc.*                                             400            11,940
  Conexant Systems, Inc.                                    9,217            39,910
  Cree, Inc.*                                               1,300            30,264
  Cubic Corp.                                                 500            10,465
  Curtiss-Wright Corp. Class B                                 38   $         2,043
  Cymer, Inc.*                                                500            18,720
  Cypress Semiconductor Corp.*                              2,700            38,313
  DSP Group, Inc.*                                            500            13,620
  Emerson Electric Co.                                      9,300           591,015
  Entegris, Inc.*                                           1,000            11,570
  Exar Corp.*                                                 600             8,796
  Gentex Corp.                                              1,500            59,520
  Harman International Industries, Inc.                     1,600           145,600
  Hubbell, Inc. Class B                                       900            42,039
  Integrated Circuit Systems, Inc.*                         1,300            35,308
  Integrated Device Technology, Inc.*                       2,100            29,064
  International Rectifier Corp.*                            1,200            49,704
  Intersil Corp. Class A                                    2,800            60,648
  Jabil Circuit, Inc.*                                      4,800           120,864
  KEMET Corp.*                                              1,500            18,330
  KLA-Tencor Corp.*                                         4,700           232,086
  Lam Research Corp.*                                       2,700            72,360
  Lattice Semiconductor Corp.*                              1,600            11,216
  Linear Technology Corp.                                   7,400           292,078
  LSI Logic Corp.*                                          8,300            63,246
  Maxim Integrated Products, Inc.                           7,136           374,069
  Micrel, Inc.*                                             1,800            21,870
  Micron Technology, Inc.*                                 13,400           205,154
  Microsemi Corp.*                                            800            11,368
  MKS Instruments, Inc.*                                      800            18,256
  National Semiconductor Corp.*                             8,200           180,318
  Newport Corp.*                                              600             9,702
  Novellus Systems, Inc.*                                   3,056            96,081
  OmniVision Technologies, Inc.*                            1,000            15,950
  ON Semiconductor Corp.*                                   4,300            21,586
  PMC-Sierra, Inc.*                                         3,400            48,790
  QLogic Corp.*                                             2,300            61,157
  Rambus, Inc.*                                             4,400            78,188
  Rockwell International Corp.                              4,500           168,795
  Sanmina Corp.*                                           10,520            95,732
  Silicon Image, Inc.*                                      1,000            13,130
  Silicon Laboratories, Inc.*                               1,100            50,985
  Siliconix, Inc.*                                            400            19,848
  Skyworks Solutions, Inc.*                                 3,000            26,190
  Solectron Corp.*                                         20,500           132,635
  Synopsys, Inc.*                                           3,700           105,191
  Tech Data Corp.*                                          1,300            50,869
  Technitrol, Inc.*                                           500            10,950
  Tektronix, Inc.                                           2,000            68,040
  Teradyne, Inc.*                                           4,200            95,340
  Texas Instruments, Inc.                                  41,500         1,003,470
  Thermo Electron Corp.*                                    3,995           122,806
  Thomas & Betts Corp.*                                     1,100            29,953
  Trimble Navigation Ltd.*                                    750            20,842
  TriQuint Semiconductor, Inc.*                             1,900            10,374
  Vishay Intertechnology, Inc.*                             3,200            59,456
  Vitesse Semiconductor Corp.*                              4,300            20,984
  Wilson Greatbatch Technologies, Inc.*                       300             8,385
  Zoran Corp.*                                                700            12,845
                                                                    ---------------
                                                                          7,868,131
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENERGY -- 1.3%
  Centerpoint Energy, Inc.                                  6,100   $        70,150
  ChevronTexaco Corp.                                      25,656         2,414,486
  CONSOL Energy, Inc.                                       1,800            64,800
  DTE Energy Co.                                            3,700           149,998
  Energy East Corp.                                         2,700            65,475
  Entergy Corp.                                             5,500           308,055
  Kinder Morgan, Inc.                                       3,000           177,870
  Peabody Energy Corp.                                      1,400            78,386
  Progress Energy, Inc.                                     5,900           259,895
  Sempra Energy                                             5,500           189,365
                                                                    ---------------
                                                                          3,778,480
                                                                    ---------------

ENVIROMENTAL SERVICES -- 0.0%
  Headwaters, Inc.*                                           500            12,965
  Mine Safety Appliances Co.                                  600            20,220
  Rollins, Inc.                                               900            20,709
                                                                    ---------------
                                                                             53,894
                                                                    ---------------

FACILITY SERVICES -- 0.0%
  ABM Industries, Inc.                                        800            15,576
                                                                    ---------------

FINANCIAL SERVICES -- 8.1%
  A.G. Edwards, Inc.                                        1,700            57,851
  Affiliated Managers Group, Inc.*                            600            30,222
  Ambac Financial Group, Inc.                               2,550           187,272
  American Capital Strategies Ltd.                          1,200            33,624
  American Express Co.                                     31,000         1,592,780
  AmeriCredit Corp.*                                        3,500            68,355
  Ameritrade Holding Corp.*                                 9,300           105,555
  AmSouth Bancorporation                                    7,700           196,119
  Bank of Hawaii Corp.                                      2,500           113,050
  BlackRock, Inc.                                             300            19,149
  Capital One Financial Corp.                               5,200           355,576
  Charles Schwab Corp.                                     32,800           315,208
  Citigroup, Inc.                                         118,465         5,508,622
  Citizens Banking Corp.                                      500            15,525
  Commerce Bancorp, Inc.                                    1,700            93,517
  CompuCredit Corp.*                                          700            12,110
  Countrywide Credit Industries, Inc.                       6,700           470,675
  Credit Acceptance Corp.*                                    800            12,056
  Cullen/Frost Bankers, Inc.                                  900            40,275
  Digital Insight Corp.*                                      600            12,438
  Dun & Bradstreet Corp.*                                   1,600            86,256
  E*Trade Group, Inc.*                                      8,100            90,315
  Eaton Vance Corp.                                         1,500            57,315
  eFunds Corp.*                                               800            14,000
  Equifax, Inc.                                             2,800            69,300
  First Commonwealth Financial Corp.                        1,200            15,564
  First Midwest Bancorp, Inc.                                 500            17,605
  FirstMerit Corp.                                          1,500            39,555
  Franklin Resources, Inc.                                  5,500           275,440
  Fremont General Corp.                                     1,500            26,475
  H&R Block, Inc.                                           4,300           205,024
  IndyMac Bancorp, Inc.                                     1,100            34,760
  Instinet Group, Inc.*                                     7,300            38,544
  Interactive Data Corp.*                                   1,400   $        24,388
  Investment Technology Group, Inc.*                          500             6,395
  Investors Financial Services Corp.                        1,300            56,654
  Irwin Financial Corp.                                       400            10,560
  J.P. Morgan Chase & Co.                                  49,940         1,936,174
  Janus Capital Group, Inc.                                 5,300            87,397
  Jefferies Group, Inc.                                     1,000            30,920
  KeyCorp                                                  10,000           298,900
  Knight Trading Group, Inc.*                               1,800            18,036
  LaBranche & Co., Inc.                                       500             4,210
  Legg Mason, Inc.                                          1,500           136,515
  Lehman Brothers Holdings, Inc.                            6,600           496,650
  MBIA, Inc.                                                3,500           199,920
  MBNA Corp.                                               30,650           790,463
  MCG Capital Corp.                                           300             4,614
  Mellon Financial Corp.                                   10,200           299,166
  Merrill Lynch & Co., Inc.                                21,300         1,149,774
  Morgan Stanley Dean Witter & Co.                         24,100         1,271,757
  National City Corp.                                      13,400           469,134
  National Processing, Inc.*                                  600            17,250
  New Century Financial Corp.                                 550            25,751
  Piper Jaffray Cos., Inc.*                                   360            16,283
  PRG-Schultz International, Inc.*                          1,000             5,470
  Protective Life Corp.                                     1,400            54,138
  Providian Financial Corp.*                                5,800            85,086
  Raymond James Financial, Inc.                             1,500            39,675
  Regions Financial Corp.                                   4,900           179,095
  Sky Financial Group, Inc.                                 1,900            46,987
  SLM Corp.                                                12,200           493,490
  South Financial Group, Inc.                                 800            22,672
  Southwest Bancorporation of Texas, Inc.                     500            22,060
  State Street Corp.                                        7,400           362,896
  Susquehanna Bancshares, Inc.                                800            20,128
  Synovus Financial Corp.                                   6,300           159,516
  T. Rowe Price Group, Inc.                                 3,000           151,200
  The Bear Stearns Cos., Inc.                               2,500           210,775
  The Goldman Sachs Group, Inc.                            11,200         1,054,592
  The Student Loan Corp.                                      400            54,600
  UICI*                                                       700            16,667
  Union Planters Corp.                                      4,050           120,731
  Waddell & Reed Financial, Inc. Class A                   15,600           344,916
  Wells Fargo & Co.                                        40,740         2,331,550
  WFS Financial, Inc.                                         900            44,559
  Wilmington Trust Corp.                                    1,500            55,830
                                                                    ---------------
                                                                         23,437,676
                                                                    ---------------

FOOD & BEVERAGES -- 4.0%
  Adolph Coors Co. Class B                                    800            57,872
  American Italian Pasta Co. Class A                          300             9,144
  Anheuser-Busch Cos., Inc.                                17,900           966,600
  Archer-Daniels-Midland Co.                               15,577           261,382
  Brown Forman Corp. Class B                                1,000            48,270
  Campbell Soup Co.                                         9,900           266,112
  Chiquita Brands International, Inc.*                        300             6,276
  Coca-Cola Co.                                            58,500         2,953,080
  Coca-Cola Enterprises, Inc.                              11,000           318,890
  ConAgra, Inc.                                            11,800           319,544

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD & BEVERAGES (CONTINUED)
  Constellation Brands, Inc. Class A*                       1,800   $        66,834
  Corn Products International, Inc.                           700            32,585
  Dean Foods Co.*                                           3,784           141,181
  Del Monte Foods Co.*                                      3,788            38,486
  Dreyer's Grand Ice Cream Holdings, Inc.                     700            55,363
  Flowers Foods, Inc.                                         750            19,613
  General Mills, Inc.                                       9,100           432,523
  H.J. Heinz Co.                                            8,500           333,200
  Hain Celestial Group, Inc.*                                 100             1,810
  Hershey Foods Corp.                                       4,800           222,096
  Hormel Foods Corp.                                        3,300           102,630
  Interstate Bakeries Corp.                                 1,300            14,105
  Kellogg Co.                                               9,900           414,315
  Kraft Foods, Inc. Class A                                13,300           421,344
  McCormick & Co., Inc.                                     2,700            91,800
  Panera Bread Co. Class A*                                   300            10,764
  PepsiAmericas, Inc.                                       3,400            72,216
  PepsiCo, Inc.                                            40,990         2,208,541
  Performance Food Group Co.*                                 800            21,232
  Pilgrim's Pride Corp.                                     1,500            43,410
  Ralcorp Holdings, Inc.*                                     500            17,600
  Sanderson Farms, Inc.                                       400            21,448
  Sara Lee Corp.                                           19,000           436,810
  Smithfield Foods, Inc.*                                   2,700            79,380
  SYSCO Corp.                                              14,200           509,354
  The J.M. Smucker Co.                                      1,329            61,027
  Tootsie Roll Industries, Inc.                               530            17,225
  Tyson Foods, Inc. Class A                                 5,502           115,267
  Wm. Wrigley Jr. Co.                                       4,400           277,420
                                                                    ---------------
                                                                         11,486,749
                                                                    ---------------

FOREST & PAPER PRODUCTS -- 0.7%
  Georgia-Pacific Group                                     6,105           225,763
  International Paper Co.                                  11,624           519,593
  Kimberly-Clark Corp.                                     11,000           724,680
  P.H. Glatfelter Co.                                         700             9,856
  Smurfit-Stone Container Corp.                             5,600           111,720
  Wausau-Mosinee Paper Corp.                                  800            13,840
  Weyerhaeuser Co.                                          5,300           334,536
                                                                    ---------------
                                                                          1,939,988
                                                                    ---------------

FUNERAL SERVICES -- 0.0%
  Service Corp. International*                              5,200            38,324
  Stewart Enterprises, Inc. Class A*                        1,900            15,466
                                                                    ---------------
                                                                             53,790
                                                                    ---------------

HEALTH CARE -- 0.0%
  Inveresk Research Group, Inc.*                              600            18,504
                                                                    ---------------

HEALTH CARE -- BIOTECHNOLOGY -- 2.2%
  Affymetrix, Inc.*                                         1,100            36,003
  Amgen, Inc.*                                             30,552         1,667,223
  AtheroGenics, Inc.*                                         600            11,418
  Biogen Idec, Inc.*                                        7,505           474,691
  Cambrex Corp.                                               500            12,615
  Charles River Laboratories International, Inc.*             800   $        39,096
  Chiron Corp.*                                             4,500           200,880
  CUNO, Inc.*                                                 300            16,005
  Enzon, Inc.*                                                500             6,380
  Genencor International, Inc.*                               900            14,733
  Genentech, Inc.*                                         25,500         1,433,100
  Genta, Inc.*                                                800             2,000
  Genzyme Corp.*                                            4,900           231,917
  Gilead Sciences, Inc.*                                    5,100           341,700
  ICOS Corp.*                                               1,300            38,792
  ImClone Systems, Inc.*                                      900            77,211
  Integra LifeSciences Holdings*                              400            14,108
  Martek Biosciences Corp.*                                   600            33,702
  Medarex, Inc.*                                            1,300             9,477
  Medtronic, Inc.                                          29,100         1,417,752
  Nabi Biopharmaceuticals*                                    600             8,532
  Pharmaceutical Product Development, Inc.*                 1,000            31,770
  Protein Design Labs, Inc.*                                1,900            36,347
  Tanox, Inc.*                                                800            15,256
  Techne Corp.*                                               800            34,760
  Telik, Inc.*                                                500            11,935
  The Medicines Co.*                                          600            18,306
  Trimeris, Inc.*                                             300             4,329
  Vicuron Phamaceuticals, Inc.*                               400             5,024
  VISX, Inc.*                                                 700            18,704
                                                                    ---------------
                                                                          6,263,766
                                                                    ---------------

HEALTH CARE -- DRUGS -- 4.7%
  Abbott Laboratories                                      34,900         1,422,524
  Accredo Health, Inc.*                                     1,100            42,845
  Alkermes, Inc.*                                             900            12,240
  Alpharma, Inc. Class A                                      700            14,336
  American Pharmaceutical Partners, Inc.*                   1,450            44,051
  AmerisourceBergen Corp.                                   2,459           146,999
  Amylin Pharmaceuticals, Inc.*                             1,700            38,760
  Andrx Group*                                              1,400            39,102
  Barr Laboratories, Inc.*                                  2,425            81,723
  Bristol-Myers Squibb Co.                                 42,700         1,046,150
  Celgene Corp.*                                            1,800           103,068
  Cephalon, Inc.*                                           1,300            70,200
  Connetics Corp.*                                            600            12,120
  Eli Lilly & Co.                                          27,100         1,894,561
  Eon Labs, Inc.*                                           2,000            81,860
  Forest Laboratories, Inc.*                                8,100           458,703
  Impax Laboratories, Inc.*                                   300             5,814
  IVAX Corp.*                                               4,350           104,356
  K-V Pharmaceutical Co. Class A*                             500            11,545
  King Pharmaceuticals, Inc.*                               4,949            56,666
  Kos Pharmaceuticals, Inc.*                                  300             9,891
  Ligand Pharmaceuticals, Inc. Class B*                       900            15,642
  Medicis Pharmaceutical Corp. Class A                      1,000            39,950
  MedImmune, Inc.*                                          5,930           138,762
  Millennium Pharmaceuticals, Inc.*                         7,200            99,360
  Mylan Laboratories, Inc.                                  6,425           130,106
  Neurocrine Biosciences, Inc.*                               800            41,480

                                                         SHARES         VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE -- DRUGS (CONTINUED)
  NPS Pharmaceuticals, Inc.*                                  500   $        10,500
  Onyx Pharmaceuticals, Inc.*                                 700            29,652
  OSI Pharmaceuticals, Inc.*                                1,000            70,440
  Par Pharmaceutical Cos., Inc.*                              700            24,647
  Pfizer, Inc.                                            172,775         5,922,727
  Priority Healthcare Corp. Class B*                          500            11,475
  Sepracor, Inc.*                                           1,900           100,510
  Tularik, Inc.*                                              600            14,880
  Valeant Pharmaceuticals International                     1,500            30,000
  Vertex Pharmaceuticals, Inc.*                             1,500            16,260
  Watson Pharmaceuticals, Inc.*                             2,600            69,940
  Wyeth                                                    32,000         1,157,120
  Zymogenetics, Inc.*                                         400             7,600
                                                                    ---------------
                                                                         13,628,565
                                                                    ---------------

HEALTH CARE -- PRODUCTS -- 4.1%
  Abgenix, Inc.*                                            1,200            14,064
  Advanced Medical Optics, Inc.*                              288            12,260
  Align Technology, Inc.*                                     700            13,300
  Allergan, Inc.                                            3,200           286,464
  American Medical Systems Holdings, Inc.*                    500            16,850
  Apogent Technologies, Inc.*                               1,900            60,800
  Arrow International, Inc.                                   800            23,936
  Bausch & Lomb, Inc.                                       1,100            71,577
  Beckman Coulter, Inc.                                     2,500           152,500
  Becton, Dickinson & Co.                                   5,600           290,080
  Biomet, Inc.                                              6,100           271,084
  Boston Scientific Corp.*                                 18,400           787,520
  C.R. Bard, Inc.                                           2,400           135,960
  CONMED, Corp.*                                              500            13,700
  Cooper Cos., Inc.                                           600            37,902
  Cyberonics, Inc.*                                           400            13,344
  Cytyc Corp.*                                              2,200            55,814
  Datascope Corp.                                             300            11,907
  DENTSPLY International, Inc.                              1,800            93,780
  Diagnostic Products Corp.                                   500            21,970
  Guidant Corp.                                             6,900           385,572
  Haemonetics Corp.*                                          500            14,825
  Henry Schein, Inc.*                                       1,000            63,140
  Hospira, Inc.*                                            3,440            94,944
  Human Genome Sciences, Inc.*                              2,100            24,423
  Invacare Corp.                                              500            22,360
  Invitrogen Corp.*                                         1,300            93,587
  Johnson & Johnson                                        70,312         3,916,379
  Mentor Corp.                                                700            24,003
  Merck & Co., Inc.                                        53,300         2,531,750
  MGI Pharma, Inc.*                                         1,400            37,814
  NeighborCare, Inc.*                                         800            25,064
  Nektar Therapeutics*                                      1,700            33,932
  Ocular Sciences, Inc.*                                      400            15,200
  Perrigo Co.                                               1,100            20,867
  PolyMedica Corp.                                            500            15,520
  PSS World Medical, Inc.*                                  1,100            12,320
  ResMed, Inc.*                                               500   $        25,480
  Respironics, Inc.*                                          800            47,000
  Schering-Plough Corp.                                    35,300           652,344
  Sola International, Inc.*                                   300             5,169
  St. Jude Medical, Inc.*                                   4,200           317,730
  Stryker Corp.                                             8,800           484,000
  Sybron Dental Specialties, Inc.*                            500            14,925
  Thoratec Corp.*                                             800             8,584
  Varian Medical Systems, Inc.*                             1,600           126,960
  Wright Medical Group, Inc.*                                 400            14,240
  Zimmer Holdings, Inc.*                                    5,880           518,616
                                                                    ---------------
                                                                         11,931,560
                                                                    ---------------

HEALTH CARE -- SERVICES -- 2.2%
  American Healthways, Inc.*                                  500            13,310
  Amerigroup Corp.*                                           400            19,680
  Anthem, Inc.*                                             3,018           270,292
  Apria Healthcare Group, Inc.*                               800            22,960
  Baxter International, Inc.                               14,700           507,297
  Beverly Enterprises, Inc.*                                1,700            14,620
  Cardinal Health, Inc.                                    10,400           728,520
  Caremark Rx, Inc.*                                       10,100           332,694
  Centene Corp.*                                              400            15,420
  Cerner Corp.*                                               400            17,832
  Community Health Care*                                    2,200            58,894
  Covance, Inc.*                                            1,100            42,438
  Coventry Health Care, Inc.*                               1,400            68,460
  DaVita, Inc.*                                             2,100            64,743
  Express Scripts, Inc.*                                    1,900           150,537
  First Health Group Corp.*                                 6,600           103,026
  Genesis HealthCare Corp.*                                   150             4,356
  HCA-The Healthcare Corp.                                 11,200           465,808
  Health Management Associates, Inc.
    Class A                                                 6,000           134,520
  Health Net, Inc.*                                         2,500            66,250
  Humana, Inc.*                                             3,100            52,390
  IDX Systems Corp.*                                          400            12,756
  IMS Health, Inc.                                          5,600           131,264
  Kindred Healthcare, Inc.*                                   600            15,810
  Laboratory Corporation of America
    Holdings*                                               3,300           131,010
  Lincare Holdings, Inc.*                                   2,200            72,292
  Manor Care, Inc.                                          2,000            65,360
  McKesson HBOC, Inc.                                       7,000           240,310
  Medco Health Solutions, Inc.*                             6,529           244,837
  MedQuist, Inc.*                                             500             5,725
  NDCHealth Corp.                                             600            13,920
  Odyssey Healthcare, Inc.*                                   400             7,528
  Omnicare, Inc.                                            2,200            94,182
  Oxford Health Plans, Inc.                                 2,000           110,080
  PacifiCare Health Systems, Inc.*                          2,100            81,186
  Patterson Dental Co.                                      1,600           122,384
  Pediatrix Medical Group, Inc.*                              600            41,910
  Province Healthcare Co.*                                    800            13,720
  Quest Diagnostics, Inc.                                   2,500           212,375
  Renal Care Group, Inc.*                                   1,350            44,726
  Select Medical Corp.                                      1,200            16,104

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE -- SERVICES (CONTINUED)
  Sierra Health Services, Inc.*                               400   $        17,880
  STERIS Corp.*                                             1,100            24,816
  Sunrise Assisted Living, Inc.                               200             7,828
  Tenet Healthcare Corp.*                                  11,150           149,522
  Triad Hospitals, Inc.*                                    1,787            66,530
  United Surgical Partners International, Inc.*               400            15,788
  UnitedHealth Group, Inc.                                 13,756           856,311
  Universal Health Services, Inc. Class B                   1,300            59,657
  US Oncology, Inc.*                                        1,500            22,080
  VCA Antech, Inc.*                                           800            35,856
  WellChoice, Inc.*                                         1,700            70,380
  Wellpoint Health Networks, Inc.*                          2,300           257,623
                                                                    ---------------
                                                                          6,415,797
                                                                    ---------------

HOUSEHOLD PRODUCTS -- 0.1%
  Alberto-Culver Co. Class B                                2,200           110,308
  Black & Decker Corp.                                      1,900           118,047
  Church & Dwight Co., Inc.                                   800            36,624
  Ethan Allen Interiors, Inc.                                 800            28,728
  Furniture Brands International, Inc.                      1,000            25,050
                                                                    ---------------
                                                                            318,757
                                                                    ---------------

INSTRUMENTS -- SCIENTIFIC -- 0.1%
  Advanced Neuromodulation Systems, Inc.*                     300             9,840
  Applera Corp. -- Applied Biosystems Group                 2,600            56,550
  FEI Co.*                                                  1,400            33,474
  Fisher Scientific International, Inc.*                    1,300            75,075
  Kyphon, Inc.*                                               500            14,090
  Millipore Corp.*                                          1,000            56,370
  Waters Corp.*                                             2,700           129,006
                                                                    ---------------
                                                                            374,405
                                                                    ---------------

INSURANCE -- 4.6%
  21st Century Insurance Group                                700             9,058
  Aetna, Inc.                                               1,400           119,000
  AFLAC, Inc.                                              12,200           497,882
  Alfa Corp.                                                1,200            16,800
  Allmerica Financial Corp.*                                1,100            37,180
  Allstate Corp.                                           16,900           786,695
  American Financial Group, Inc.                            1,600            48,912
  American International Group, Inc.                       62,345         4,443,952
  American National Insurance Co.                             400            36,932
  AmerUs Group Co.                                            400            16,560
  Aon Corp.                                                 7,600           216,372
  Arthur J. Gallagher & Co.                                 2,000            60,900
  Brown & Brown, Inc.                                       1,400            60,340
  Chubb Corp.                                               4,100           279,538
  CIGNA Corp.                                               3,400           233,954
  Cincinnati Financial Corp.                                4,095           178,214
  CNA Financial Corp.*                                      6,100           180,499
  CNA Surety Corp.*                                           900             9,855
  Delphi Financial Group, Inc. Class A                        450            20,025
  Erie Indemnity Co. Class A                                1,200            56,136
  Harleysville Group, Inc.                                    600   $        11,310
  Hartford Financial Services Group, Inc.                   7,000           481,180
  HCC Insurance Holdings, Inc.                              1,400            46,774
  Hilb, Rogal & Hamilton Co.                                  300            10,704
  Horace Mann Educators Corp.                                 700            12,236
  Infinity Property & Casualty Corp.                          400            13,200
  LandAmerica Financial Group, Inc.                           300            11,679
  Lincoln National Corp.                                    4,300           203,175
  Loews Corp.                                               4,500           269,820
  Manulife Financial Corp.                                  6,163           249,601
  Markel Corp.*                                               100            27,750
  Marsh & McLennan Cos., Inc.                              12,600           571,788
  Mercury General Corp.                                     1,000            49,650
  MetLife, Inc.                                            18,200           652,470
  MGIC Investment Corp.                                     2,400           182,064
  MONY Group, Inc.*                                           400            12,520
  Nationwide Financial Services, Inc.
    Class A                                                 1,100            41,371
  Odyssey Re Holdings Corp.                                 1,000            24,000
  Ohio Casualty Corp.*                                        700            14,091
  Old Republic International Corp.                          4,000            94,880
  Philadelphia Consolidated Holding Corp.*                    300            18,021
  Principal Financial Group, Inc.                           7,700           267,806
  ProAssurance Corp.*                                         500            17,055
  Prudential Financial, Inc.                               13,300           618,051
  Radian Group, Inc.                                        2,100           100,590
  Reinsurance Group of America, Inc.                        1,200            48,780
  RLI Corp.                                                   500            18,250
  Safeco Corp.                                              3,300           145,200
  Selective Insurance Group, Inc.                             500            19,940
  St. Paul Cos., Inc.                                      16,041           650,302
  StanCorp Financial Group, Inc.                              500            33,500
  State Auto Financial Corp.                                  600            18,432
  Stewart Information Services Corp.                          300            10,131
  The Commerce Group, Inc.                                    500            24,685
  The First American Corp.                                  2,000            51,780
  The Phoenix Companies, Inc.                               1,300            15,925
  The PMI Group, Inc.                                       2,300           100,096
  The Progressive Corp.                                     5,200           443,560
  Torchmark, Inc.                                           2,700           145,260
  Transatlantic Holdings, Inc.                              1,200            97,188
  Triad Guaranty, Inc.*                                       200            11,640
  Unitrin, Inc.                                             1,500            63,900
  UnumProvident Corp.                                       5,900            93,810
  W.R. Berkley Corp.                                        1,825            78,384
                                                                    ---------------
                                                                         13,381,353
                                                                    ---------------

INTERNET SERVICES -- 0.9%
  Akamai Technologies, Inc.*                                2,200            39,490
  Ask Jeeves, Inc.*                                         1,000            39,030
  CACI International, Inc. Class A*                           300            12,132
  CMGI, Inc.*                                               2,700             5,265
  CNET Networks, Inc.*                                      2,900            32,103
  Digital River, Inc.*                                        400            13,052
  DoubleClick, Inc.*                                        2,000            15,540
  EarthLink, Inc.*                                          2,300            23,805

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SERVICES (CONTINUED)
  F5 Networks, Inc.*                                          400   $        10,592
  InterActiveCorp*                                         15,296           461,021
  Juniper Networks, Inc.*                                  12,706           312,186
  Monster Worldwide, Inc.*                                  2,400            61,728
  Netflix, Inc.*                                              800            28,760
  Priceline.com, Inc.*                                        100             2,693
  Qwest Communications International, Inc.*                42,429           152,320
  Real Networks, Inc.*                                      1,900            12,996
  RSA Security, Inc.*                                         900            18,423
  S1 Corp.*                                                 1,300            12,922
  Total System Services, Inc.                               4,300            94,170
  United Online, Inc.*                                      1,050            18,491
  ValueClick, Inc.*                                         1,100            13,178
  VeriSign, Inc.*                                           5,815           115,719
  WebEx Communications, Inc.*                                 600            13,056
  Yahoo!, Inc.*                                            32,310         1,173,822
                                                                    ---------------
                                                                          2,682,494
                                                                    ---------------

LEISURE -- 0.7%
  Alliance Gaming Corp.*                                      600            10,296
  Ameristar Casinos, Inc.                                     400            13,432
  Argosy Gaming Co.*                                          500            18,800
  Aztar Corp.*                                                600            16,800
  Boca Resorts, Inc. Class A*                                 100             1,982
  Boyd Gaming Corp.                                         1,000            26,570
  Brunswick Corp.                                           2,000            81,600
  Caesars Entertainment, Inc.*                              6,000            90,000
  Choice Hotels International, Inc.                           800            40,128
  Gaylord Entertainment Co.*                                  700            21,973
  Harrah's Entertainment, Inc.                              2,500           135,250
  Hilton Hotels Corp.                                       9,200           171,672
  International Game Technology                             8,300           320,380
  International Speedway Corp. Class A                        500            24,320
  Mandalay Resort Group                                     1,300            89,232
  Marriott International, Inc. Class A                      5,100           254,388
  Marvel Enterprises, Inc.*                                 1,800            35,136
  MGM Mirage, Inc.*                                         3,000           140,820
  Multimedia Games, Inc.*                                     700            18,774
  Penn National Gaming, Inc.*                                 600            19,920
  Sabre Holdings Corp. Class A                              2,916            80,802
  Scientific Games Corp. Class A*                             900            17,226
  Shuffle Master, Inc.*                                       400            14,524
  Six Flags, Inc.*                                          1,800            13,068
  Speedway Motorsports, Inc.                                  500            16,720
  Starwood Hotels & Resorts Worldwide,
    Inc. Class B                                            5,000           224,250
  Station Casinos, Inc.                                     1,850            89,540
  Topps Co., Inc.                                             900             8,730
  WMS Industries, Inc.*                                       500            14,900
                                                                    ---------------
                                                                          2,011,233
                                                                    ---------------

MACHINERY -- 0.6%
  Albany International Corp. Class A                          400            13,424
  Baldor Electric Co.                                         400             9,340
  CARBO Ceramics, Inc.                                        200   $        13,650
  Caterpillar, Inc.                                         8,200           651,408
  Deere & Co.                                               5,500           385,770
  Dover Corp.                                               4,900           206,290
  Flowserve Corp.*                                            800            19,952
  Graco, Inc.                                               1,350            41,918
  IDEX Corp.                                                  600            20,610
  Joy Global, Inc.                                            700            20,958
  Kennametal, Inc.                                            700            32,060
  National-Oilwell, Inc.*                                   1,900            59,831
  SPX Corp.                                                 1,600            74,304
  Tecumseh Products Co. Class A                               700            28,833
  Terex Corp.*                                                800            27,304
  The Manitowoc Co., Inc.                                     400            13,540
  Universal Compression Holdings, Inc.*                       300             9,204
  Woodward Governor Co.                                       200            14,422
                                                                    ---------------
                                                                          1,642,818
                                                                    ---------------

MANUFACTURING -- 0.5%
  American Standard Cos., Inc.*                             5,200           209,612
  AptarGroup, Inc.                                            500            21,845
  Ball Corp.                                                1,400           100,870
  Briggs & Stratton Corp.                                     500            44,175
  CLARCOR, Inc.                                               400            18,320
  Cognex Corp.                                                500            19,240
  Donaldson Co., Inc.                                       6,600           193,380
  Eaton Corp.                                               4,300           278,382
  Leggett & Platt, Inc.                                     4,600           122,866
  Lennox International, Inc.                                1,100            19,910
  Nordson Corp.                                               400            17,348
  Packaging Corp. of America                                2,100            50,190
  Pall Corp.                                                2,500            65,475
  Polaris Industries, Inc.                                    800            38,400
  Quanex Corp.                                                200             9,740
  Rayovac Corp.*                                              500            14,050
  The Brink's Co.                                           1,000            34,250
  Varco International, Inc.*                                1,800            39,402
  Varian, Inc.*                                               500            21,075
  Wabtec Corp.                                                800            14,432
  Zebra Technologies Corp. Class A*                         1,050            91,350
                                                                    ---------------
                                                                          1,424,312
                                                                    ---------------

METALS & MINING -- 0.6%
  Alcoa, Inc.                                              20,900           690,327
  Arch Coal, Inc.                                           1,200            43,908
  Cleveland-Cliffs, Inc.*                                     200            11,278
  Coeur d'Alene Mines Corp.*                                3,000            12,240
  Commercial Metals Co.                                       400            12,980
  Freeport-McMoran Copper & Gold, Inc.
    Class B                                                 4,100           135,915
  Hecla Mining Co.*                                         1,600             9,120
  Kaiser Aluminum Corp.*(a)                                 2,200                88
  Kaydon Corp.                                                500            15,465
  Massey Energy Co.                                         1,400            39,494
  MSC Industrial Direct Co., Inc. Class A                     500            16,420
  Mueller Industries, Inc.                                    300            10,740
  Newmont Mining Corp.                                      9,600           372,096

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METALS & MINING (CONTINUED)
  Phelps Dodge Corp.                                        2,000   $       155,020
  Precision Castparts Corp.                                 1,512            82,691
  Stillwater Mining Co.*                                    1,200            18,012
                                                                    ---------------
                                                                          1,625,794
                                                                    ---------------

MULTIMEDIA -- 2.3%
  A.H. Belo Corp. Series A                                  1,900            51,015
  Cox Radio, Inc. Class A*                                    500             8,690
  Emmis Communications Corp. Class A*                         500            10,490
  Entercom Communications Corp.*                              700            26,110
  Gannett Co., Inc.                                         6,000           509,100
  Gemstar-TV Guide International, Inc.*                     8,961            43,013
  Liberty Media Corp. Class A                              64,200           577,158
  Macrovision Corp.*                                          600            15,018
  McGraw-Hill Cos, Inc.                                     4,600           352,222
  Media General, Inc. Class A                                 400            25,688
  Meredith Corp.                                              700            38,472
  Metro-Goldwyn-Mayer, Inc. *                               5,400            65,340
  Pixar, Inc.*                                              1,200            83,412
  The E.W. Scripps Co. Class A                              1,400           147,000
  The Liberty Corp.                                           100             4,695
  Time Warner, Inc.*                                      101,000         1,775,580
  Tribune Co.                                               7,900           359,766
  Viacom, Inc. Class A                                      1,400            50,890
  Viacom, Inc. Class B                                     38,415         1,372,184
  Walt Disney Co.                                          45,000         1,147,050
  XM Satellite Radio Holdings, Inc. Class A*                4,200           114,618
                                                                    ---------------
                                                                          6,777,511
                                                                    ---------------

OFFICE EQUIPMENT -- 0.3%
  Global Imaging Systems, Inc.*                               400            14,664
  IKON Office Solutions, Inc.                               2,900            33,263
  Lexmark International Group, Inc.
    Class A*                                                3,100           299,243
  Pitney Bowes, Inc.                                        5,600           247,800
  Xerox Corp.*                                             17,400           252,300
                                                                    ---------------
                                                                            847,270
                                                                    ---------------

OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Avery Dennison Corp.                                      2,700           172,827
  Herman Miller, Inc.                                       1,200            34,728
  HNI Corp.                                                   500            21,165
  Steelcase, Inc. Class A                                     100             1,400
                                                                    ---------------
                                                                            230,120
                                                                    ---------------

OIL & GAS -- 5.1%
  AGL Resources, Inc.                                       4,300           124,915
  Amerada Hess Corp.                                        2,200           174,218
  Anadarko Petroleum Corp.                                  6,000           351,600
  Apache Corp.                                              7,784           338,993
  Aquila, Inc.*                                             2,600             9,256
  Atmos Energy Corp.                                          500            12,800
  Baker Hughes, Inc.                                        8,000           301,200
  BJ Services Co.*                                          3,800           174,192
  Burlington Resources, Inc.                                9,400           340,092
  Cabot Oil & Gas Corp. Class A                               500   $        21,150
  Cal Dive International, Inc.*                               400            12,128
  Chesapeake Energy Corp.                                   5,200            76,544
  Cimarex Energy Co.*                                         212             6,409
  Comstock Resources, Inc.*                                   600            11,676
  ConocoPhillips                                           16,400         1,251,156
  Cooper Cameron Corp.*                                     1,300            63,310
  Denbury Resources, Inc.*                                    600            12,570
  Devon Energy Corp.                                        2,870           189,420
  Diamond Offshore Drilling, Inc.                           2,600            61,958
  El Paso Corp.                                            14,053           110,738
  Encore Aquisition Co.*                                      500            13,950
  Energen Corp.                                               500            23,995
  ENSCO International, Inc.                                 3,300            96,030
  EOG Resources, Inc.                                       2,800           167,188
  Equitable Resources, Inc.                                 1,400            72,394
  Evergreen Resources, Inc.*                                  600            24,240
  Exxon Mobil Corp.                                       156,964         6,970,771
  FMC Technologies, Inc.*                                   1,500            43,200
  Forest Oil Corp.*                                         1,000            27,320
  Grey Wolf, Inc.*                                          2,900            12,296
  Halliburton Co.                                          10,600           320,756
  Hanover Compressor Co.*                                   1,200            14,280
  Helmerich & Payne, Inc.                                     900            23,535
  Houston Exploration Co.*                                    500            25,920
  Kerr-McGee Corp.                                          3,252           174,860
  Key Energy Services, Inc.*                                2,900            27,376
  Marathon Oil Corp.                                        8,200           310,288
  Murphy Oil Corp.                                          2,200           162,140
  National Fuel Gas Co.                                     1,800            45,000
  New Jersey Resources Corp.                                  500            20,790
  Newfield Exploration Co.*                                 1,100            61,314
  Nicor, Inc.                                                 500            16,985
  Noble Energy, Inc.                                        1,200            61,200
  Occidental Petroleum Corp.                                8,500           411,485
  Oceaneering International, Inc.*                            400            13,700
  Oil States International, Inc.*                             600             9,180
  ONEOK, Inc.                                               2,200            48,378
  Patina Oil & Gas Corp.                                    2,050            61,233
  Patterson-UTI Energy, Inc.                                1,600            53,456
  Piedmont Natural Gas Co., Inc.                            1,600            68,320
  Pioneer Natural Resources Co.                             2,900           101,732
  Pogo Producing Co.                                        1,400            69,160
  Premcor, Inc.*                                            1,900            71,250
  Pride International, Inc.*                                2,400            41,064
  Range Resources Corp.                                     1,000            14,600
  Rowan Cos., Inc.*                                         2,300            55,959
  SEACOR SMIT, Inc.*                                          300            13,179
  Smith International, Inc.*                                2,300           128,248
  Southern Union Co.                                        1,278            26,940
  Southwestern Energy Co.*                                    600            17,202
  Spinnaker Exploration Co.*                                  300            11,814
  St. Mary Land & Exploration Co.                           3,400           121,210
  Stone Energy Corp.*                                       1,400            63,952
  Sunoco, Inc.                                              1,900           120,878
  Superior Energy Services, Inc.*                           1,200            12,060
  Tesoro Petroleum Corp.*                                   1,000            27,600

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS (CONTINUED)
  Tidewater, Inc.                                           1,100   $        32,780
  UGI Corp.                                                   750            24,075
  Unit Corp.*                                                 700            22,015
  Unocal Corp.                                              6,300           239,400
  Valero Energy Corp.                                       3,100           228,656
  Vintage Petroleum, Inc.                                     600            10,182
  Western Gas Resources, Inc.                               1,600            51,968
  Williams Cos., Inc.                                      12,500           148,750
  XTO Energy, Inc.                                          6,182           184,162
                                                                    ---------------
                                                                         14,864,741
                                                                    ---------------

PAPER & RELATED PRODUCTS -- 0.1%
  American Greetings Corp. Class A*                           700            16,226
  Boise Cascade Corp.                                       2,100            79,044
  Bowater, Inc.                                             1,000            41,590
  Louisiana-Pacific Corp.                                   2,100            49,665
  MeadWestvaco Corp.                                        4,440           130,492
  Potlatch Corp.                                              400            16,656
  Temple-Inland, Inc.                                       1,100            76,175
                                                                    ---------------
                                                                            409,848
                                                                    ---------------

PERSONAL CARE -- 0.0%
  Nu Skin Enterprises, Inc. Class A                         1,100            27,852
  Revlon, Inc. Class A*                                     2,000             5,900
                                                                    ---------------
                                                                             33,752
                                                                    ---------------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Eastman Kodak Co.                                         6,900           186,162
  Lexar Media, Inc.*                                          700             4,676
                                                                    ---------------
                                                                            190,838
                                                                    ---------------

PRINTING -- 0.1%
  R. R. Donnelley & Sons Co.                                5,300           175,006
  Valassis Communications, Inc.*                              800            24,376
                                                                    ---------------
                                                                            199,382
                                                                    ---------------

PUBLISHING -- 0.2%
  Dow Jones & Co., Inc.                                     1,300            58,630
  Hollinger International, Inc. Class A                       900            15,111
  John Wiley & Sons, Inc. Class A                           1,000            32,000
  Journal Register Co.*                                       600            12,000
  Knight-Ridder, Inc.                                       1,800           129,600
  Lee Enterprises, Inc.                                       800            38,408
  ProQuest Co.*                                               500            13,625
  Scholastic Corp.*                                           300             8,985
  The McClatchy Co. Class A                                   400            28,060
  The New York Times Co. Class A                            3,600           160,956
  The Reader's Digest Association, Inc.                     1,000            15,990
                                                                    ---------------
                                                                            513,365
                                                                    ---------------

REAL ESTATE -- 0.1%
  Catellus Development Corp.                                1,859            45,824
  Corrections Corp. of America*                               600            23,694
  Jones Lang LaSalle, Inc.*                                   600            16,260
  LNR Property Corp.                                          300            16,275
  The St. Joe Co.                                           1,400            55,580
                                                                    ---------------
                                                                            157,633
                                                                    ---------------

RESTAURANTS -- 0.7%
  Applebee's International, Inc.                            4,388   $       101,000
  Bob Evans Farms, Inc.                                       700            19,166
  Brinker International, Inc.*                              2,100            71,652
  CBRL Group, Inc.                                            900            27,765
  CEC Entertainment, Inc.*                                    600            17,706
  Darden Restaurants, Inc.                                  3,600            73,980
  IHOP Corp.                                                  400            14,304
  Jack in the Box, Inc.*                                      500            14,850
  Krispy Kreme Doughnuts, Inc.*                             1,000            19,090
  Landry's Seafood Restaurants, Inc.                          100             2,989
  McDonald's Corp.                                         30,200           785,200
  Outback Steakhouse, Inc.                                  1,800            74,448
  P.F. Chang's China Bistro, Inc.*                            300            12,345
  RARE Hospitality International, Inc.*                       500            12,450
  Ruby Tuesday, Inc.                                        1,200            32,940
  Ryan's Restaurant Group, Inc.*                              800            12,640
  Sonic Corp.*                                              1,350            30,713
  Starbucks Corp.*                                          9,500           413,060
  The Cheesecake Factory*                                     900            35,811
  Wendy's International, Inc.                               2,500            87,100
  Yum! Brands, Inc.*                                        6,900           256,818
                                                                    ---------------
                                                                          2,116,027
                                                                    ---------------

RETAIL -- FOOD -- 0.4%
  Albertson's, Inc.                                         8,800           233,552
  Kroger Co.*                                              17,900           325,780
  Ruddick Corp.                                               900            20,205
  Safeway, Inc.*                                           10,700           271,138
  SUPERVALU, Inc.                                           3,200            97,952
  Weis Markets, Inc.                                          400            14,020
  Whole Foods Market, Inc.                                  1,500           143,175
  Winn-Dixie Stores, Inc.                                   2,500            18,000
                                                                    ---------------
                                                                          1,123,822
                                                                    ---------------

RETAIL -- GENERAL -- 2.9%
  7-Eleven, Inc.*                                           2,400            42,840
  99 Cents Only Stores*                                     1,166            17,781
  Bebe stores, Inc.*                                          600            12,000
  Big Lots, Inc.*                                           2,200            31,812
  BJ's Wholesale Club, Inc.*                                1,300            32,500
  Casey's General Stores, Inc.                                800            14,640
  CVS Corp.                                                 9,500           399,190
  Dillards, Inc. Class A                                    1,800            40,140
  Dollar General Corp.                                      7,425           145,233
  Family Dollar Stores, Inc.                                3,800           115,596
  Federated Department Stores, Inc.                         4,300           211,130
  Fred's, Inc.                                                500            11,045
  J.C. Penney Co., Inc.                                     6,700           252,992
  Kmart Holding Corp.*                                      2,200           157,960
  Longs Drug Stores Corp.                                     600            14,322
  May Department Stores Co.                                 6,400           175,936
  Sears, Roebuck & Co.                                      5,800           219,008
  Target Corp.                                             20,100           853,647
  TJX Cos., Inc.                                           12,100           292,094
  Wal-Mart Stores, Inc.                                   102,900         5,429,004
                                                                    ---------------
                                                                          8,468,870
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL -- SPECIALTY -- 3.7%
  Abercrombie & Fitch Co. Class A                           2,100   $        81,375
  Aeropostale, Inc.*                                          600            16,146
  Amazon.com, Inc.*                                         9,700           527,680
  American Eagle Outfitters, Inc.*                          1,400            40,474
  AnnTaylor Stores Corp.*                                   1,350            39,123
  AutoNation, Inc.*                                         5,500            94,050
  Barnes & Noble, Inc.*                                     1,500            50,970
  Bed Bath & Beyond, Inc.*                                  7,200           276,840
  Best Buy Co., Inc.                                        7,750           393,235
  Blockbuster, Inc. Class A                                   600             9,108
  Borders Group, Inc.                                       1,200            28,128
  Burlington Coat Factory Warehouse Corp.                     600            11,580
  Callaway Golf Co.                                           800             9,072
  Chico's FAS, Inc.*                                        1,900            85,804
  Children's Place Retail Stores, Inc.*                     2,200            51,744
  Christopher & Banks Corp.                                   200             3,542
  Circuit City Stores-Circuit City Group                    4,200            54,390
  Claire's Stores, Inc.                                     2,000            43,400
  Copart, Inc.*                                             1,850            49,395
  Cost Plus, Inc.*                                            300             9,735
  Costco Wholesale Corp.                                   10,000           410,700
  Dollar Tree Stores, Inc.*                                 2,500            68,575
  eBay, Inc.*                                              15,800         1,452,810
  Foot Locker, Inc.                                         3,500            85,190
  Group 1 Automotive, Inc.*                                   400            13,284
  Guitar Center, Inc.*                                        300            13,341
  Hollywood Entertainment Corp.*                              700             9,352
  Home Depot, Inc.                                         53,850         1,895,520
  Hot Topic, Inc.*                                            600            12,294
  Kohl's Corp.*                                             7,500           317,100
  La-Z-Boy, Inc.                                              600            10,788
  Linens 'n Things, Inc.*                                     500            14,655
  Liz Claiborne, Inc.                                       2,200            79,156
  Lowe's Cos., Inc.                                        17,300           909,115
  Michaels Stores, Inc.                                     1,400            77,000
  NBTY, Inc.*                                               1,500            44,085
  Nordstrom, Inc.                                           3,000           127,830
  Office Depot, Inc.*                                       7,500           134,325
  Pacific Sunwear of California, Inc.*                      2,050            40,118
  Payless ShoeSource, Inc.*                                 1,100            16,401
  Pep Boys -- Manny, Moe & Jack                               700            17,745
  PETCO Animal Supplies, Inc.*                              1,000            32,210
  PETsMART, Inc.                                            3,500           113,575
  Pier 1 Imports, Inc.                                      1,700            30,073
  RadioShack Corp.                                          3,900           111,657
  Regis Corp.                                                 900            40,131
  Rite Aid Corp.*                                           9,300            48,546
  Ross Stores, Inc.                                         3,300            88,308
  Saks, Inc.                                                5,000            75,000
  Select Comfort Corp.*                                       500            14,200
  Sonic Automotive, Inc. Class A                              200             4,430
  Staples, Inc.                                            10,900           319,479
  Talbots, Inc.                                             1,300            50,895
  The Gap, Inc.                                            19,700           477,725
  The Limited, Inc.                                        11,380   $       212,806
  The Men's Wearhouse, Inc.*                                  500            13,195
  The Nautilus Group, Inc.                                    500             9,755
  The Neiman Marcus Group, Inc. Class A                       500            27,825
  The Sherwin Williams Co.                                  3,400           141,270
  The Sports Authority, Inc.*                                 300            10,770
  Tiffany & Co.                                             3,500           128,975
  Too, Inc.*                                                  500             8,350
  Toys "R" Us, Inc.*                                        5,100            81,243
  Tractor Supply Co.*                                         400            16,728
  Tuesday Morning Corp.*                                      600            17,400
  Urban Outfitters, Inc.*                                     700            42,637
  V.F. Corp.                                                2,400           116,880
  Walgreen Co.                                             24,600           890,766
  Williams-Sonoma, Inc.*                                    2,800            92,288
                                                                    ---------------
                                                                         10,842,292
                                                                    ---------------

STEEL -- 0.2%
  Allegheny Technologies, Inc.                              1,300            23,465
  Carpenter Technology Corp.                                  300            10,215
  Maverick Tube Corp.*                                        700            18,382
  Nucor Corp.                                               1,600           122,816
  Reliance Steel & Aluminum Co.                             2,500           100,800
  Schnitzer Steel Industries, Inc. Class A                    500            16,980
  Steel Dynamics, Inc.*                                       800            22,904
  The Timken Co.                                            1,500            39,735
  United States Steel Corp.                                 2,700            94,824
  Worthington Industries, Inc.                              1,900            39,007
                                                                    ---------------
                                                                            489,128
                                                                    ---------------

TELECOMMUNICATIONS -- 4.4%
  ADC Telecommunications, Inc.*                            14,600            41,464
  Adtran, Inc.                                              3,100           103,447
  Advanced Fibre Communications, Inc.*                      1,500            30,300
  ALLTEL Corp.                                              6,900           349,278
  American Tower Corp. Class A*                             5,000            76,000
  AT&T Corp.                                               17,420           254,855
  AT&T Wireless Services, Inc.*                            53,813           770,602
  BellSouth Corp.                                          44,000         1,153,680
  Cablevision Systems Corp. Class A*                        5,600           110,040
  CenturyTel, Inc.                                            700            21,028
  CIENA Corp.*                                             10,500            39,060
  Cincinnati Bell, Inc.*                                    3,000            13,320
  Citizens Communications Co.                               5,700            68,970
  Commonwealth Telephone Enterprises, Inc.*                   300            13,431
  CommScope, Inc.*                                            800            17,160
  Comverse Technology, Inc.*                                4,200            83,748
  Cox Communications, Inc. Class A*                        14,200           394,618
  Crown Castle International Corp.*                         4,917            72,526
  EchoStar Communications Corp. Class A*                    5,500           169,125
  Harris Corp.                                              1,500            76,125
  InfoSpace, Inc.*                                            500            19,020
  InterDigital Communications Corp.*                          900            16,929
  JDS Uniphase Corp.*                                      34,490           130,717
  Level 3 Communications, Inc.*                            13,100            46,505
  Lucent Technologies, Inc.*                               82,300           311,094

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
  Motorola, Inc.                                           51,500   $       939,875
  Nextel Communications, Inc. Class A*                     25,500           679,830
  Nextel Partners, Inc. Class A*                            3,700            58,904
  NII Holdings, Inc. Class B*                               1,500            50,535
  PanAmSat Corp.*                                           3,000            69,660
  Plantronics, Inc.*                                          900            37,890
  Price Communications Corp.                                  525             7,749
  QUALCOMM, Inc.                                           17,700         1,291,746
  RF Micro Devices, Inc.*                                   3,300            24,750
  SBC Communications, Inc.                                 72,800         1,765,400
  Scientific-Atlanta, Inc.                                  3,700           127,650
  Sprint Corp.                                             32,000           563,200
  Sycamore Networks, Inc.*                                  3,300            13,959
  Symbol Technologies, Inc.                                 5,650            83,281
  Telephone & Data Systems, Inc.                            1,200            85,440
  Tellabs, Inc.*                                           10,000            87,400
  United States Cellular Corp.*                             1,100            42,405
  Verizon Communications                                   66,500         2,406,635
  Western Wireless Corp. Class A*                           1,900            54,929
  Wireless Facilities, Inc.*                                  700             6,881
                                                                    ---------------
                                                                         12,781,161
                                                                    ---------------

TEXTILE & APPAREL -- 0.4%
  Charming Shoppes, Inc.                                    2,100            18,753
  Coach, Inc.*                                              4,500           203,355
  Columbia Sportswear Co.*                                    800            43,696
  Jones Apparel Group, Inc.                                 3,000           118,440
  Kellwood Co.                                                400            17,420
  Mohawk Industries, Inc.*                                  1,643           120,481
  NIKE, Inc. Class B                                        4,000           303,000
  Oakley, Inc.                                              1,100            14,234
  Oxford Industries, Inc.                                     300            13,068
  Polo Ralph Lauren Corp.                                   1,100            37,895
  Quiksilver, Inc.*                                         1,000            23,810
  Reebok International Ltd.                                 1,300            46,774
  The Warnaco Group, Inc.*                                    300             6,381
  Timberland Co. Class A*                                     500            32,295
  Wolverine World Wide, Inc.                                  800            21,000
                                                                    ---------------
                                                                          1,020,602
                                                                    ---------------

TIRES & RUBBER -- 0.0%
  Cooper Tire & Rubber Co.                                    900            20,700
  Goodyear Tire & Rubber Co.*                               2,300            20,907
                                                                    ---------------
                                                                             41,607
                                                                    ---------------

TOBACCO -- 0.9%
  Altria Group, Inc.                                       49,200         2,462,460
  R.J. Reynolds Tobacco Holdings, Inc.                      1,900           128,421
  UST, Inc.                                                 4,000           144,000
                                                                    ---------------
                                                                          2,734,881
                                                                    ---------------

TOOLS -- HAND HELD -- 0.1%
  Snap-on, Inc.                                             1,200            40,260
  Stanley Works                                             1,800            82,044
  Toro Co.                                                    300            21,021
                                                                    ---------------
                                                                            143,325
                                                                    ---------------

TRANSPORTATION -- 1.1%
  ABX Air, Inc.*                                              600   $         4,098
  Alexander & Baldwin, Inc.                                   500            16,725
  Arkansas Best Corp.                                         400            13,168
  Burlington Northern Santa Fe Corp.                        4,600           161,322
  C.H. Robinson Worldwide, Inc.                             1,900            87,096
  CNF Transportation, Inc.                                  1,000            41,560
  CSX Corp.                                                 5,200           170,404
  EGL, Inc.*                                                  800            21,280
  FedEx Corp.                                               7,200           588,168
  Forward Air Corp.*                                          300            11,220
  GATX Corp.                                                  500            13,600
  Heartland Express, Inc.                                     600            16,416
  J.B. Hunt Transport Services, Inc.                        1,600            61,728
  Kansas City Southern Industries, Inc.*                    1,000            15,500
  Kirby Corp.*                                                500            19,450
  Knight Transportation, Inc.*                                500            14,365
  Landstar Systems, Inc.*                                     800            42,296
  Norfolk Southern Corp.                                    8,400           222,768
  Overseas Shipholding Group, Inc.                            900            39,717
  Ryder System, Inc.                                        1,600            64,112
  Swift Transportation Co., Inc.*                           1,500            26,925
  Union Pacific Corp.                                       6,200           368,590
  United Parcel Service, Inc. Class B                      12,000           902,040
  USF Corp.                                                 2,400            84,312
  Werner Enterprises, Inc.                                  1,000            21,100
  Yellow Roadway Corp.*                                     1,000            39,860
                                                                    ---------------
                                                                          3,067,820
                                                                    ---------------

UTILITIES -- 2.4%
  AES Corp.*                                               15,100           149,943
  Allegheny Energy, Inc.*                                   2,500            38,525
  ALLETE                                                    5,400           179,820
  Alliant Energy Corp.                                      2,100            54,768
  Ameren Corp.                                              4,000           171,840
  American Electric Power Co., Inc.                         9,500           304,000
  American Power Conversion Corp.                           4,800            94,320
  Aqua America, Inc.                                        1,876            37,614
  Avista Corp.                                                800            14,736
  Black Hills Corp.                                           500            15,750
  Calpine Corp.*                                            8,300            35,856
  CH Energy Group, Inc.                                       300            13,932
  Cinergy Corp.                                             4,300           163,400
  Cleco Corp.                                                 600            10,788
  CMS Energy Corp.                                          1,900            17,347
  Consolidated Edison, Inc.                                 5,000           198,800
  Constellation Energy Group                                4,000           151,600
  Dominion Resources, Inc.                                  7,100           447,868
  DPL, Inc.                                                 2,800            54,376
  Duke Energy Corp.                                        22,000           446,380
  Dynegy, Inc. Class A*                                     3,200            13,632
  Edison International                                      7,800           199,446
  El Paso Electric Co.*                                     1,200            18,528
  Exelon Corp.                                             14,500           482,705
  FirstEnergy Corp.                                         7,200           269,352
  FPL Group, Inc.                                           4,400           281,380
  FuelCell Energy, Inc.*                                      900            10,512

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
  IDACORP, Inc.                                               600   $        16,200
  KeySpan Corp.                                             3,500           128,450
  MDU Resources Group, Inc.                                 6,450           154,993
  NiSource, Inc.                                            5,737           118,297
  Northeast Utilities                                       2,300            44,781
  Northwest Natural Gas Co.                                   500            15,250
  OGE Energy Corp.                                          1,700            43,299
  Otter Tail Power Co.                                        500            13,430
  Parker-Hannifin Corp.                                     2,900           172,434
  Peoples Energy Corp.                                        700            29,505
  Pepco Holdings, Inc.                                      3,800            69,464
  PG&E Corp.*                                               9,200           257,048
  Pinnacle West Capital Corp.                               2,200            88,858
  PNM Resources, Inc.                                         750            15,577
  PPL Corp.                                                 4,300           197,370
  Public Service Enterprise Group, Inc.                     5,700           228,171
  Puget Energy, Inc.                                        1,900            41,629
  Questar Corp.                                             1,700            65,688
  Reliant Resources, Inc.*                                  5,944            64,374
  SCANA Corp.                                               2,400            87,288
  Sierra Pacific Resources                                  1,900            14,649
  Southern Co.                                             16,100           469,315
  Southwest Gas Corp.                                         500            12,065
  TECO Energy, Inc.                                         3,500            41,965
  TXU Corp.                                                 7,100           287,621
  UIL Holdings Corp.                                          200             9,738
  Unisource Energy Corp.                                      600            14,910
  Vectren Corp.                                             1,700            42,653
  WGL Holdings, Inc.                                          900            25,848
  Wisconsin Energy Corp.                                    2,400            78,264
  WPS Resources Corp.                                         800            37,080
  Xcel Energy, Inc.                                         9,600           160,416
                                                                    ---------------
                                                                          6,923,848
                                                                    ---------------

WASTE MANAGEMENT -- 0.2%
  Allied Waste Industries, Inc.*                            7,100            93,578
  Republic Services, Inc. Class A                           3,900           112,866
  Stericycle, Inc.*                                           900            46,566
  Waste Connections, Inc.*                                    750            22,245
  Waste Management, Inc.                                   13,900           426,035
                                                                    ---------------
                                                                            701,290
                                                                    ---------------

OTHER -- 3.5%
  DFA U.S. MicroCap Portfolio                             722,362        10,250,314
                                                                    ---------------
  TOTAL COMMON STOCKS
    (Identified Cost $258,484,780)                                      285,887,261
                                                                    ---------------

SHORT-TERM INVESTMENTS -- 1.0%
OTHER -- 1.0%
  SSgA Government Money Market Fund                           821   $           821
  SSgA Money Market Fund                                2,909,974         2,909,974
                                                                    ---------------
  TOTAL SHORT-TERM INVESTMENTS
     (Identified Cost $2,910,795)                                         2,910,795
                                                                    ---------------
TOTAL INVESTMENTS -- 99.8%
 (IDENTIFIED COST $261,395,575)#                                        288,798,056
 Cash and Other Assets,
   Less Liabilities -- 0.2%                                                 675,202
                                                                    ---------------
NET ASSETS -- 100%                                                  $   289,473,258
                                                                    ===============

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2004, the aggregate cost of investment securities for income tax purposes was $261,395,736. Net unrealized appreciation aggregated $27,402,320, of which $39,985,000 related to appreciated investment securities and $12,582,680 related to depreciated investment securities.
(a)  Bankrupt security/delisted.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2004

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS -- 98.8%
AEROSPACE/DEFENSE -- 2.9%
  Northrop Grumman Corp.                                   51,000   $     2,738,700
  Raytheon Co.                                             55,700         1,992,389
                                                                    ---------------
                                                                          4,731,089
                                                                    ---------------

AGRICULTURAL OPERATIONS -- 0.5%
  Monsanto Co.                                             22,300           858,550
                                                                    ---------------

AIRLINES -- 0.0%
  Delta Air Lines, Inc.                                    10,000            71,200
                                                                    ---------------

AUTO & RELATED -- 4.9%
  Dana Corp.                                               11,300           221,480
  Ford Motor Co.                                          248,600         3,890,590
  General Motors Corp.                                     79,200         3,689,928
  Navistar International Corp.*                               700            27,132
  United Rentals, Inc.*                                     6,300           112,707
  Visteon Corp.                                            11,391           132,933
                                                                    ---------------
                                                                          8,074,770
                                                                    ---------------

BANKS/SAVINGS & LOANS -- 0.3%
  Astoria Financial Corp.                                   5,800           212,164
  Commercial Federal Corp.                                  2,000            54,200
  Sovereign Bancorp, Inc.                                   9,800           216,580
                                                                    ---------------
                                                                            482,944
                                                                    ---------------

BROADCASTING -- 5.8%
  Clear Channel Communications, Inc.                       87,072         3,217,310
  Comcast Corp. Class A*                                  124,962         3,502,685
  Comcast Corp. Class A Special*                           56,300         1,554,443
  Fox Entertainment Group, Inc. Class A*                    7,700           205,590
  Hearst-Argyle Television, Inc.                            7,000           180,460
  Liberty Media International, Inc. Series A*              18,605           690,245
  Radio One, Inc. Class A*                                  2,800            45,108
  The DIRECTV Group, Inc.*                                 13,006           222,403
                                                                    ---------------
                                                                          9,618,244
                                                                    ---------------

BUILDING & CONSTRUCTION -- 0.7%
  Lafarge Corp.                                            11,800           510,940
  Pulte Corp.                                              10,800           561,924
                                                                    ---------------
                                                                          1,072,864
                                                                    ---------------

BUSINESS SERVICES -- 0.7%
  Electronic Data Systems Corp.                            61,900         1,185,385
                                                                    ---------------

CHEMICALS -- 0.9%
  Ashland, Inc.                                            10,400           549,224
  Eastman Chemical Co.                                      8,400           388,332
  Lubrizol Corp.                                            1,800            65,916
  Lyondell Chemical Co.                                    22,500           391,275
  Valhi, Inc.                                               1,800            20,466
                                                                    ---------------
                                                                          1,415,213
                                                                    ---------------

COMPUTER EQUIPMENT -- 0.2%
  Ingram Micro, Inc. Class A*                              22,500           325,575
                                                                    ---------------

COMPUTER SERVICES -- 0.5%
  Compuware Corp.*                                         24,800           163,680
  Sun Microsystems, Inc.*                                  97,600           423,584
  Unisys Corp.*                                            14,000           194,320
                                                                    ---------------
                                                                            781,584
                                                                    ---------------

COMPUTER SOFTWARE -- 0.3%
  3Com Corp.*                                              36,100   $       225,625
  CheckFree Corp.*                                          9,100           273,000
  WebMD Corp.*                                              8,100            75,492
                                                                    ---------------
                                                                            574,117
                                                                    ---------------

CONTAINERS & GLASS -- 0.2%
  Owens-Illinois, Inc.*                                    19,000           318,440
                                                                    ---------------

DIVERSIFIED OPERATIONS -- 1.4%
  Cendant Corp.                                            57,900         1,417,392
  PerkinElmer, Inc.                                         5,800           116,232
  Textron, Inc.                                            12,300           730,005
                                                                    ---------------
                                                                          2,263,629
                                                                    ---------------

ELECTRONICS -- 3.4%
  Advanced Micro Devices, Inc.*                            32,500           516,750
  Agere Systems, Inc. Class A*                                674             1,550
  Agere Systems, Inc. Class B*                             16,561            35,606
  Applied Micro Circuits Corp.*                            22,500           119,700
  Arrow Electronics, Inc.*                                  8,800           236,016
  Avnet, Inc.*                                             16,500           374,550
  AVX Corp.                                                12,900           186,405
  Curtiss-Wright Corp. Class B                                258            13,873
  Intersil Corp. Class A                                    9,500           205,770
  LSI Logic Corp.*                                         38,200           291,084
  Micron Technology, Inc.*                                 83,200         1,273,792
  Rockwell International Corp.                              3,700           138,787
  Sanmina Corp.*                                           43,000           391,300
  Solectron Corp.*                                         74,900           484,603
  Tech Data Corp.*                                          8,200           320,866
  Thermo Electron Corp.*                                    9,000           276,660
  Thomas & Betts Corp.*                                     5,000           136,150
  Vishay Intertechnology, Inc.*                            33,900           629,862
                                                                    ---------------
                                                                          5,633,324
                                                                    ---------------

ENERGY -- 0.3%
  Peabody Energy Corp.                                      8,400           470,316
                                                                    ---------------

FINANCIAL SERVICES -- 5.1%
  A.G. Edwards, Inc.                                        2,700            91,881
  AmeriCredit Corp.*                                       21,800           425,754
  Instinet Group, Inc.*                                     3,100            16,368
  J.P. Morgan Chase & Co.                                 101,200         3,923,524
  Janus Capital Group, Inc.                                15,500           255,595
  KeyCorp                                                   9,700           289,933
  LaBranche & Co., Inc.                                     3,500            29,470
  MBIA, Inc.                                               20,200         1,153,824
  Protective Life Corp.                                     9,600           371,232
  Providian Financial Corp.*                               38,700           567,729
  The Bear Stearns Cos., Inc.                              14,860         1,252,847
                                                                    ---------------
                                                                          8,378,157
                                                                    ---------------

FOOD & BEVERAGES -- 3.4%
  Archer-Daniels-Midland Co.                               91,996         1,543,693
  Coca-Cola Enterprises, Inc.                              65,900         1,910,441
  Kraft Foods, Inc. Class A                                23,700           750,816
  PepsiAmericas, Inc.                                      15,300           324,972
  Smithfield Foods, Inc.*                                  13,500           396,900
  Tyson Foods, Inc. Class A                                33,107           693,591
                                                                    ---------------
                                                                          5,620,413
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOREST & PAPER PRODUCTS -- 3.2%
  Georgia-Pacific Group                                    36,200   $     1,338,676
  International Paper Co.                                  29,000         1,296,300
  Smurfit-Stone Container Corp.                            33,900           676,305
  Weyerhaeuser Co.                                         31,600         1,994,592
                                                                    ---------------
                                                                          5,305,873
                                                                    ---------------

FUNERAL SERVICES -- 0.2%
  Service Corp. International*                             39,200           288,904
                                                                    ---------------

HEALTH CARE -- DRUGS -- 0.2%
  Millennium Pharmaceuticals, Inc.*                        26,600           367,080
                                                                    ---------------

HEALTH CARE -- PRODUCTS -- 0.3%
  Bausch & Lomb, Inc.                                       1,500            97,605
  Human Genome Sciences, Inc.*                              4,900            56,987
  Invitrogen Corp.*                                         4,100           295,159
                                                                    ---------------
                                                                            449,751
                                                                    ---------------

HEALTH CARE -- SERVICES -- 1.3%
  Humana, Inc.*                                            22,900           387,010
  PacifiCare Health Systems, Inc.*                          7,400           286,084
  Tenet Healthcare Corp.*                                  63,800           855,558
  Triad Hospitals, Inc.*                                   16,700           621,741
                                                                    ---------------
                                                                          2,150,393
                                                                    ---------------

INSURANCE -- 18.6%
  Allmerica Financial Corp.*                                8,100           273,780
  Allstate Corp.                                           99,900         4,650,345
  American Financial Group, Inc.                           13,400           409,638
  American National Insurance Co.                           3,500           323,155
  Chubb Corp.                                              25,600         1,745,408
  CIGNA Corp.                                               7,300           502,313
  Cincinnati Financial Corp.                               23,565         1,025,549
  CNA Financial Corp.*                                     36,300         1,074,117
  Hartford Financial Services Group, Inc.                  37,300         2,564,002
  Lincoln National Corp.                                   25,400         1,200,150
  Loews Corp.                                              26,600         1,594,936
  Manulife Financial Corp.                                 33,306         1,348,893
  MetLife, Inc.                                           107,300         3,846,705
  MGIC Investment Corp.                                     9,400           713,084
  MONY Group, Inc.*                                         4,200           131,460
  Nationwide Financial Services, Inc. Class A               7,600           285,836
  Odyssey Re Holdings Corp.                                 8,700           208,800
  Old Republic International Corp.                         26,300           623,836
  Principal Financial Group, Inc.                          45,100         1,568,578
  Radian Group, Inc.                                       13,300           637,070
  Reinsurance Group of America, Inc.                        8,400           341,460
  Safeco Corp.                                             20,400           897,600
  St. Paul Cos., Inc.                                      29,800         1,208,092
  StanCorp Financial Group, Inc.                            4,700           314,900
  The First American Corp.                                 17,800           460,842
  The PMI Group, Inc.                                      16,900           735,488
  Torchmark, Inc.                                          13,900           747,820
  Unitrin, Inc.                                            10,100           430,260
  UnumProvident Corp.                                      42,700           678,930
                                                                    ---------------
                                                                         30,543,047
                                                                    ---------------

INTERNET SERVICES -- 1.9%
  InterActiveCorp*                                         90,398   $     2,724,596
  Qwest Communications International, Inc.*               131,900           473,521
                                                                    ---------------
                                                                          3,198,117
                                                                    ---------------

LEISURE -- 1.5%
  Caesars Entertainment, Inc.*                             35,000           525,000
  MGM Mirage, Inc.*                                        19,200           901,248
  Starwood Hotels & Resorts Worldwide, Inc.
   Class B                                                 24,200         1,085,370
                                                                    ---------------
                                                                          2,511,618
                                                                    ---------------

MACHINERY -- 0.2%
  SPX Corp.                                                 7,600           352,944
                                                                    ---------------

METALS & MINING -- 0.3%
  Phelps Dodge Corp.                                        7,200           558,072
                                                                    ---------------

MULTIMEDIA -- 11.0%
  A.H. Belo Corp. Series A                                 14,100           378,585
  Cox Radio, Inc. Class A*                                  2,200            38,236
  Liberty Media Corp. Class A                             379,200         3,409,008
  Metro-Goldwyn-Mayer, Inc. *                              20,400           246,840
  Time Warner, Inc.*                                      348,300         6,123,114
  Viacom, Inc. Class A                                     17,400           632,490
  Viacom, Inc. Class B                                    153,100         5,468,732
  Walt Disney Co.                                          71,300         1,817,437
                                                                    ---------------
                                                                         18,114,442
                                                                    ---------------

OFFICE EQUIPMENT -- 0.2%
  IKON Office Solutions, Inc.                              23,300           267,251
                                                                    ---------------

OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Steelcase, Inc. Class A                                   6,100            85,400
                                                                    ---------------

OIL & GAS -- 7.8%
  Amerada Hess Corp.                                       12,518           991,300
  Anadarko Petroleum Corp.                                 35,726         2,093,544
  Apache Corp.                                             21,482           935,541
  ConocoPhillips                                           18,800         1,434,252
  Devon Energy Corp.                                        1,200            79,200
  Diamond Offshore Drilling, Inc.                          24,798           590,936
  Helmerich & Payne, Inc.                                   3,900           101,985
  Kerr-McGee Corp.                                         14,967           804,776
  Marathon Oil Corp.                                       49,000         1,854,160
  Occidental Petroleum Corp.                               16,300           789,083
  Pogo Producing Co.                                       10,700           528,580
  Pride International, Inc.*                               25,900           443,149
  Rowan Cos., Inc.*                                         2,500            60,825
  Sunoco, Inc.                                              6,500           413,530
  Tidewater, Inc.                                           7,800           232,440
  Valero Energy Corp.                                      20,100         1,482,576
                                                                    ---------------
                                                                         12,835,877
                                                                    ---------------

PAPER & RELATED PRODUCTS -- 1.5%
  Boise Cascade Corp.                                      12,400           466,736
  Bowater, Inc.                                            10,900           453,331
  Louisiana-Pacific Corp.                                  14,200           335,830
  MeadWestvaco Corp.                                       28,813           846,814
  Temple-Inland, Inc.                                       5,400           373,950
                                                                    ---------------
                                                                          2,476,661
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING -- 0.0%
  Hollinger International, Inc. Class A                     2,600   $        43,654
                                                                    ---------------

RETAIL -- FOOD -- 0.8%
  Albertson's, Inc.                                        36,600           971,364
  SUPERVALU, Inc.                                          11,700           358,137
                                                                    ---------------
                                                                          1,329,501
                                                                    ---------------

RETAIL -- GENERAL -- 3.0%
  Dillards, Inc. Class A                                   10,300           229,690
  Federated Department Stores, Inc.                        25,900         1,271,690
  J.C. Penney Co., Inc.                                    35,700         1,348,032
  May Department Stores Co.                                22,500           618,525
  Sears, Roebuck & Co.                                     37,000         1,397,120
                                                                    ---------------
                                                                          4,865,057
                                                                    ---------------

RETAIL -- SPECIALTY -- 1.3%
  AutoNation, Inc.*                                        36,600           625,860
  Barnes & Noble, Inc.*                                     4,300           146,114
  Blockbuster, Inc. Class A                                 4,500            68,310
  Borders Group, Inc.                                       5,700           133,608
  Circuit City Stores-Circuit City Group                   28,600           370,370
  Rite Aid Corp.*                                           8,500            44,370
  Saks, Inc.                                               18,900           283,500
  Toys "R" Us, Inc.*                                       31,800           506,574
                                                                    ---------------
                                                                          2,178,706
                                                                    ---------------

STEEL -- 0.5%
  Nucor Corp.                                               3,600           276,336
  The Timken Co.                                            6,300           166,887
  United States Steel Corp.                                 9,300           326,616
  Worthington Industries, Inc.                              3,000            61,590
                                                                    ---------------
                                                                            831,429
                                                                    ---------------

TELECOMMUNICATIONS -- 8.7%
  American Tower Corp. Class A*                            29,400           446,880
  AT&T Corp.                                              112,740         1,649,386
  AT&T Wireless Services, Inc.*                           301,909         4,323,337
  CIENA Corp.*                                             24,700            91,884
  Cincinnati Bell, Inc.*                                   13,200            58,608
  Comverse Technology, Inc.*                               14,000           279,160
  Cox Communications, Inc. Class A*                        84,100         2,337,139
  Crown Castle International Corp.*                        28,400           418,900
  Harris Corp.                                              2,000           101,500
  Level 3 Communications, Inc.*                            15,000            53,250
  Lucent Technologies, Inc.*                               36,600           138,348
  PanAmSat Corp.*                                          19,300           448,146
  SBC Communications, Inc.                                 17,400           421,950
  Sprint Corp.                                            125,100         2,201,760
  Telephone & Data Systems, Inc.                            7,700           548,240
  Tellabs, Inc.*                                           54,911           479,922
  United States Cellular Corp.*                             7,200           277,560
                                                                    ---------------
                                                                         14,275,970
                                                                    ---------------

TIRES & RUBBER -- 0.1%
  Cooper Tire & Rubber Co.                                  2,300            52,900
  Goodyear Tire & Rubber Co.*                              12,400           112,716
                                                                    ---------------
                                                                            165,616
                                                                    ---------------

TOBACCO -- 0.5%
  R.J. Reynolds Tobacco Holdings, Inc.                     12,100   $       817,839
                                                                    ---------------

TRANSPORTATION -- 3.8%
  Alexander & Baldwin, Inc.                                 3,700           123,765
  Burlington Northern Santa Fe Corp.                       22,800           799,596
  CSX Corp.                                                31,100         1,019,147
  Norfolk Southern Corp.                                   55,900         1,482,468
  Ryder System, Inc.                                       13,900           556,973
  Union Pacific Corp.                                      36,800         2,187,760
                                                                    ---------------
                                                                          6,169,709
                                                                    ---------------

UTILITIES -- 0.1%
  Alliant Energy Corp.                                      4,500           117,360
                                                                    ---------------

WASTE MANAGEMENT -- 0.2%
  Allied Waste Industries, Inc.*                           25,800           340,044
                                                                    ---------------

  TOTAL COMMON STOCKS
    (Identified Cost $139,913,890)                                      162,516,129
                                                                    ---------------

SHORT-TERM INVESTMENTS -- 1.5%
OTHER -- 1.5%
  SSgA Government Money Market Fund                           714               714
  SSgA Money Market Fund                                2,566,074         2,566,074
                                                                    ---------------

  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $2,566,788)                                          2,566,788
                                                                    ---------------

TOTAL INVESTMENTS -- 100.3%
  (IDENTIFIED COST $142,480,678)#                                       165,082,917
  Liabilities, Less Cash and
    Other Assets -- (0.3%)                                                 (527,763)
                                                                    ---------------
NET ASSETS -- 100%                                                  $   164,555,154
                                                                    ===============

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2004, the aggregate cost of investment securities for income tax purposes was $142,480,678. Net unrealized appreciation aggregated $22,602,239, of which $28,872,215 related to appreciated investment securities and $6,269,976 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2004

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS -- 98.6%
ADVERTISING -- 0.1%
  Equity Marketing, Inc.*                                     800   $         9,960
  Traffix, Inc.                                               200             1,316
  ValueVision International, Inc. Class A*                  5,000            65,100
                                                                    ---------------
                                                                             76,376
                                                                    ---------------

AEROSPACE/DEFENSE -- 1.0%
  AAR Corp.                                                 3,800            43,130
  Armor Holdings, Inc.*                                     4,300           146,200
  BE Aerospace, Inc.*                                       3,300            25,014
  DRS Technologies, Inc.*                                   3,500           111,650
  Ducommun, Inc.*                                             855            18,280
  EDO Corp.                                                 2,800            67,536
  Engineered Support Systems, Inc.                          3,350           196,008
  GenCorp, Inc.                                             6,700            89,713
  HEICO Corp.                                               1,200            21,900
  HEICO Corp. Class A                                         120             1,674
  Herley Industries, Inc.*                                  1,800            35,172
  Hexcel Corp.*                                             5,900            68,322
  Innovative Solutions and Support, Inc.*                   1,300            25,376
  Kaman Corp. Class A                                       3,200            44,768
  Ladish Co., Inc.*                                         1,200            10,200
  MTC Technologies, Inc.*                                   1,000            25,820
  Orbital Sciences Corp. Class A*                           7,800           107,718
  REMEC, Inc.*                                              7,400            46,768
  Sensytech, Inc.*                                            700            16,268
  Teledyne Technologies, Inc.*                              4,900            98,098
  The Allied Defense Group, Inc.*                             600            10,782
  The Fairchild Corp. Class A*                              2,900            12,412
  The Titan Corp.*                                          5,600            72,688
  Triumph Group, Inc.*                                      2,200            70,246
  United Industrial Corp.                                   1,600            37,360
                                                                    ---------------
                                                                          1,403,103
                                                                    ---------------

AGRICULTURAL OPERATIONS -- 0.2%
  AGCO Corp.*                                               3,000            61,110
  Delta & Pine Land Co.                                     6,100           133,895
  Embrex, Inc.*                                             1,100            14,894
  LESCO, Inc.*                                              1,300            17,654
                                                                    ---------------
                                                                            227,553
                                                                    ---------------

AIRLINES -- 0.7%
  AirTran Holdings, Inc.*                                  11,800           166,852
  Alaska Air Group, Inc.*                                   5,000           119,350
  America West Holding Corp. Class B*                       4,700            42,676
  Atlantic Coast Airlines Holdings, Inc.*                   5,400            30,996
  Continental Airlines, Inc. Class B*                       9,300           105,741
  Delta Air Lines, Inc.                                    18,600           132,432
  ExpressJet Holdings, Inc.*                                8,100            98,334
  Frontier Airlines, Inc.*                                  4,350            47,328
  MAIR Holdings, Inc.*                                      2,000            16,320
  Mesa Air Group, Inc.*                                     3,500            28,315
  Northwest Airlines Corp. Class A*                        13,800           153,456
  SkyWest, Inc.                                             6,900           120,129
  US Airways Group, Inc. Class A*                             800             1,880
                                                                    ---------------
                                                                          1,063,809
                                                                    ---------------

AUTO & RELATED -- 1.7%
  A.S.V., Inc.*                                             1,500   $        46,965
  Aftermarket Technology Corp.*                             3,100            51,150
  American Axle & Manufacturing Holdings, Inc.                300            10,908
  Arctic Cat, Inc.                                          2,100            57,813
  ArvinMeritor, Inc.                                          500             9,785
  Asbury Automotive Group, Inc.*                            8,200           123,000
  Bandag, Inc.                                              1,200            53,436
  Coachmen Industries, Inc.                                 1,600            25,584
  Collins & Aikman Corp.*                                  10,440            58,360
  CSK Auto Corp.*                                           7,000           119,980
  Dollar Thrifty Automotive Group, Inc.*                    3,800           104,272
  Dura Automotive Systems, Inc.*                            1,400            12,810
  IMPCO Technologies, Inc.*                                 2,000            12,660
  Insurance Auto Auctions, Inc.*                            1,200            20,400
  Lithia Motors, Inc. Class A                               1,797            44,530
  LoJack Corp.*                                             1,600            14,064
  Midas, Inc.*                                              3,000            52,200
  Monaco Coach Corp.                                        4,650           130,990
  National R.V. Holdings, Inc.*                             1,100            16,225
  Noble International Ltd.                                  1,200            29,724
  Oshkosh Truck Corp.                                       2,600           149,006
  Raytech Corp.*                                            1,400             2,324
  Rent-Way, Inc.*                                           3,200            28,800
  Skyline Corp.                                               500            20,325
  Spartan Motors, Inc.                                      2,400            29,400
  Standard Motor Products, Inc.                             2,100            30,933
  Strattec Security Corp.*                                    300            20,529
  Superior Industries International, Inc.                   3,700           123,765
  Tenneco Automotive, Inc.*                                 5,800            76,734
  Thor Industries, Inc.                                     6,800           227,528
  Tower Automotive, Inc.*                                   5,900            21,476
  United Auto Group, Inc.                                   4,700           144,055
  United Rentals, Inc.*                                     7,600           135,964
  Visteon Corp.                                            12,900           150,543
  Wabash National Corp.*                                    3,800           104,690
  Winnebago Industries, Inc.                                4,700           175,216
                                                                    ---------------
                                                                          2,436,144
                                                                    ---------------

BANKS/SAVINGS & LOANS -- 6.8%
  1st Source Corp.                                          2,561            63,974
  ACE Cash Express, Inc.*                                   1,700            43,673
  Alabama National Bancorp.                                 2,358           130,798
  AMCORE Financial, Inc.                                    3,500           105,560
  Anchor Bancorp Wisconsin, Inc.                            3,400            89,896
  BancorpSouth, Inc.                                        1,600            36,048
  BankUnited Financial Corp. Class A*                       4,000           103,200
  Banner Corp.                                              1,260            36,616
  Bay View Capital Corp.*                                   5,600            11,536
  Boston Private Financial Holdings, Inc.                   3,700            85,692
  Brookline Bancorp, Inc.                                   7,648           112,196
  BSB Bancorp, Inc.                                         1,200            42,660
  Cathay Bancorp, Inc.                                      2,909           194,030
  Center Financial Corp.                                    1,200            18,180
  Central Pacific Financial Corp.                           2,400            66,000
  CFS Bancorp, Inc.                                         1,100            14,575

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BANKS/SAVINGS & LOANS (CONTINUED)
  Charter Financial Corp.                                   2,228   $        75,752
  Chemical Financial Corp.                                  3,372           124,393
  Chittenden Corp.                                          3,850           135,328
  Columbia Banking System, Inc.                             1,583            35,143
  Commercial Capital Bancorp, Inc.*                         2,319            40,281
  Commercial Federal Corp.                                  4,496           121,842
  Community Bank Systems, Inc.                              3,800            86,602
  Community First Bankshares, Inc.                          4,900           157,731
  Community Trust Bancorp, Inc.                               726            22,143
  Corus Bankshares, Inc.                                    3,400           139,774
  CVB Financial Corp.                                       7,292           158,820
  Dime Community Bancshares                                 5,950           104,006
  Downey Financial Corp.                                      700            37,275
  East West Bancorp, Inc.                                   6,400           196,480
  Fidelity Bankshares, Inc.                                 2,000            70,900
  First Charter Corp.                                       4,300            93,697
  First Citizens BancShares, Inc.                             200            24,400
  First Community Bancorp.                                  2,200            84,568
  First Community Bancshares, Inc.                          1,361            45,594
  First Federal Capital Corp.                               2,800            77,924
  First Financial Bancorp.                                  6,165           109,244
  First Financial Holdings, Inc.                            1,800            51,858
  First Indiana Corp.                                       1,600            30,480
  First Merchants Corp.                                     2,577            66,873
  First National Bankshares of Florida                      3,173            60,137
  First Niagara Financial Group, Inc.                      10,593           127,116
  First PacTrust Bancorp, Inc.                                200             4,448
  First Place Financial Corp.                               1,600            29,712
  First Republic Bank                                       2,150            92,622
  First Sentinel Bancorp, Inc.                              3,300            67,815
  First State Bancorp.                                        900            27,648
  FirstFed Financial Corp.*                                 2,400            99,840
  Flagstar Bancorp, Inc.                                    6,050           120,274
  Flushing Financial Corp.                                  2,900            51,185
  FNB Corp.                                                 5,981           122,012
  Glacier Bancorp, Inc.                                     3,512            98,933
  Gold Banc Corp., Inc.                                     5,100            79,050
  Greater Bay Bancorp.                                      5,700           164,730
  Hancock Holding Co.                                       5,200           151,112
  Harbor Florida Bancshares, Inc.                           3,544            97,495
  Harleysville National Corp.                               3,940           100,864
  Heartland Financial USA, Inc.                             1,100            20,185
  Horizon Financial Corp.                                   1,300            25,870
  Hudson River Bancorp, Inc.                                4,200            71,694
  Hudson United Bancorp.                                      500            18,640
  Humboldt Bancorp.                                         1,320            27,601
  IBERIABANK Corp.                                          1,100            65,098
  Independent Bank Corp.-MA                                 1,782            51,589
  Independent Bank Corp.-MI                                 2,696            68,478
  Integra Bank Corp.                                        2,200            48,466
  Lakeland Bancorp, Inc.                                    1,653            26,679
  MAF Bancorp, Inc.                                         2,795           119,291
  Main Street Banks, Inc.                                   2,700            75,870
  MB Financial, Inc.                                        4,000           147,240
  MBT Financial Corp.                                       2,100   $        38,262
  Mid-State Bancshares                                      3,300            77,583
  Midwest Banc Holdings, Inc.                               2,300            51,290
  Nara Bancorp, Inc.                                        3,000            51,390
  National Penn Bancshares, Inc.                            3,615           107,510
  NBT Bancorp, Inc.                                         4,560           101,870
  Northwest Bancorp, Inc.                                   6,200           141,980
  OceanFirst Financial Corp.                                1,478            35,398
  Ocwen Financial Corp.*                                   10,200           122,808
  Online Resources Corp.*                                   1,600            10,848
  Pacific Capital Bancorp.                                  5,467           153,777
  People's Bank                                             1,800            56,070
  PFF Bancorp, Inc.                                         2,480            92,355
  Prosperity Bancshares, Inc.                               2,900            70,615
  Provident Bankshares Corp.                                5,040           145,354
  Provident Financial Group, Inc.                           2,000            78,920
  Republic Bancorp, Inc.                                    8,928           124,099
  Riggs National Corp.                                      4,100            86,592
  S&T Bancorp, Inc.                                         4,000           127,920
  Sandy Spring Bancorp, Inc.                                2,100            72,975
  Seacoast Banking Corp. of Florida                         1,600            33,488
  Second Bancorp, Inc.                                        600            18,774
  Silicon Valley Bancshares*                                4,500           178,425
  Simmons First National Corp. Class A                      2,000            52,060
  Sound Federal Bancorp, Inc.                               1,100            14,762
  Southwest Bancorp, Inc.                                   1,200            21,900
  State Financial Services Corp. Class A                    1,100            32,626
  Sterling Bancorp.                                         1,875            51,788
  Sterling Bancshares, Inc.                                 6,300            89,397
  Sterling Financial Corp.                                  3,085            98,319
  Sun Bancorp, Inc.                                         1,470            31,252
  Texas Regional Bancshares, Inc. Class A                   3,646           167,388
  The Banc Corp.*                                           2,500            16,275
  TierOne Corp.                                             2,600            55,926
  TrustCo Bank Corp. NY                                    10,434           136,685
  UCBH Holdings, Inc.                                       3,000           118,560
  UMB Financial Corp.                                       2,600           134,212
  Umpqua Holdings Corp.                                     4,012            84,212
  United Bankshares, Inc.                                   4,400           143,000
  United Community Banks, Inc.                              5,647           142,191
  United Community Financial Corp.                          4,000            52,000
  Washington Trust Bancorp, Inc.                            1,500            38,955
  Waypoint Financial Corp.                                  4,170           115,050
  Webster Financial Corp.                                     456            21,441
  WesBanco, Inc.                                            2,800            81,564
  West Coast Bancorp.                                       1,747            37,456
  Westcorp.                                                 5,360           243,612
  Willow Grove Bancorp, Inc.                                  800            12,728
  Wintrust Financial Corp.                                  3,050           154,056
  Yardville National Bancorp.                                 900            22,500
                                                                    ---------------
                                                                          9,655,654
                                                                    ---------------

BROADCASTING -- 0.9%
  4Kids Entertainment, Inc.*                                1,800            43,056
  Acacia Research-Acacia Technologies*                      2,200            14,190

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BROADCASTING (CONTINUED)
  Acme Communications, Inc.*                                1,700   $        11,730
  Beasley Broadcast Group, Inc. Class A*                      900            13,464
  Charter Communications, Inc. Class A*                    40,300           157,976
  Crown Media Holdings, Inc. Class A*                      11,800           100,536
  Cumulus Media, Inc. Class A*                              5,700            95,817
  Digital Generation Systems, Inc.*                         7,500            11,100
  Entravision Communications Corp.*                         7,400            56,832
  Gray Television, Inc.                                     5,700            79,173
  Insight Communications Co., Inc.*                         6,700            62,042
  Lin Tv Corp. Class A*                                     3,100            65,720
  Mediacom Communications Corp.*                           12,700            99,314
  NTN Communications, Inc.*                                 3,700            11,618
  Paxson Communications Corp.*                              5,000            16,250
  Regent Communications, Inc.*                              5,600            34,664
  Saga Communications, Inc. Class A*                        2,200            40,150
  Salem Communications Corp. Class A*                       2,500            67,825
  Sinclair Broadcast Group, Inc. Class A                    6,000            61,620
  Spanish Broadcasting System, Inc. Class A*                4,800            44,688
  TiVo, Inc.*                                              12,800            90,752
  UnitedGlobalCom, Inc. Class A*                            4,600            33,396
  World Wrestling Federation
    Entertainment, Inc.                                     3,200            40,800
                                                                    ---------------
                                                                          1,252,713
                                                                    ---------------

BUILDING & CONSTRUCTION -- 2.4%
  Ampco-Pittsburgh Corp.                                    1,000            12,860
  Apogee Enterprises, Inc.                                  2,800            29,120
  Beazer Homes USA, Inc.                                    1,825           183,066
  Cavalier Homes, Inc.*                                       800             4,280
  Champion Enterprises, Inc.*                              11,100           101,898
  Comfort Systems USA, Inc.*                                5,300            33,867
  Drew Industries, Inc.                                     1,500            61,050
  Dycom Industries, Inc.*                                   6,300           176,400
  ElkCorp                                                   2,900            69,426
  Emcor Group, Inc.*                                        2,100            92,358
  Fleetwood Enterprises, Inc.*                              8,000           116,400
  Florida Rock Industries, Inc.                             8,325           351,065
  Foster Wheeler Ltd.*                                      1,200             1,680
  Granite Construction, Inc.                                6,250           113,937
  Hovnanian Enterprises, Inc. Class A*                      2,800            97,188
  Insituform Technologies, Inc. Class A*                    3,700            60,199
  Integrated Electrical Services, Inc.*                     5,100            41,055
  M.D.C. Holdings, Inc.                                     1,629           103,621
  M/I Schottenstein Homes, Inc.                             2,000            81,200
  Meritage Corp.*                                           1,800           123,840
  Modine Manufacturing Co.                                  4,500           143,325
  Modtech Holdings, Inc.*                                   1,200             9,264
  NCI Building Systems, Inc.*                               2,900            94,395
  Orleans Homebuilders, Inc.*                               2,500            48,175
  Palm Harbor Homes, Inc.*                                  2,900            51,417
  Perini Corp.*                                             3,100            33,077
  Ryland Group, Inc.                                        2,300           179,860
  Simpson Manufacturing Co., Inc.                           3,200           179,584
  Standard Pacific Corp.                                    2,100           103,530
  Texas Industries, Inc.                                    2,700   $       111,159
  The Shaw Group, Inc.*                                     8,500            86,105
  Trex Co., Inc.*                                           2,100            79,275
  URS Corp.*                                                4,800           131,520
  WCI Communities, Inc.*                                    5,200           116,012
  William Lyon Homes, Inc.*                                 1,600           147,440
  York International Corp.                                  3,100           127,317
                                                                    ---------------
                                                                          3,495,965
                                                                    ---------------

BUSINESS SERVICES -- 3.2%
  Acxiom Corp.                                              1,700            42,211
  Administaff, Inc.*                                        3,300            54,780
  ADVO, Inc.                                                4,600           151,432
  Ambassadors International, Inc.                           1,000            12,790
  AMN Healthcare Services, Inc.*                            4,200            64,218
  aQuantive, Inc.*                                          8,400            82,992
  Ariba, Inc.*                                             35,100            69,498
  Aspect Communications Corp.*                              8,800           124,960
  Banta Corp.                                               3,700           164,317
  Bowne & Co., Inc.                                         5,600            88,760
  Brady Corp. Class A                                       3,100           142,910
  Catalina Marketing Corp.*                                 7,500           137,175
  CDI Corp.                                                 2,800            96,880
  Century Business Services, Inc.*                         11,000            47,960
  Charles River Associates, Inc.*                           1,000            30,950
  CIBER, Inc.*                                              8,200            67,404
  Clark, Inc.*                                              2,000            37,100
  Concur Technologies, Inc.*                                3,700            39,590
  Consolidated Graphics, Inc.*                              2,000            88,100
  CorVel Corp.*                                               300             8,505
  Cross Country Healthcare, Inc.*                           4,500            81,675
  CSG Systems International, Inc.*                          7,900           163,530
  DiamondCluster International, Inc.*                       4,500            39,105
  DocuCorp International, Inc.*                             1,600            14,016
  Electro Rent Corp.                                        3,500            36,645
  ePlus, Inc.*                                              1,200            12,780
  Exult, Inc.*                                             15,100            81,238
  First Consulting Group, Inc.*                             1,900            10,488
  Forrester Research, Inc.*                                 3,000            55,950
  FTI Consulting, Inc.*                                     6,375           105,187
  Gartner, Inc. Class A*                                    7,000            92,540
  Gevity HR, Inc.                                           4,000           104,760
  Heidrick & Struggles International, Inc.*                 2,600            77,168
  infoUSA, Inc.*                                            7,600            77,064
  John H. Harland Co.                                       4,200           123,270
  Keane, Inc.*                                              8,300           113,627
  Kelly Services, Inc. Class A                              4,100           122,180
  Kforce, Inc.*                                             2,900            27,376
  Korn/Ferry International*                                 5,700           110,409
  Labor Ready, Inc.*                                        6,200            96,100
  MAXIMUS, Inc.*                                            3,000           106,380
  Microstrategy, Inc. Class A*                                800            34,160
  MPS Group, Inc.*                                         11,500           139,380
  Navigant Consulting, Inc.*                                6,400           137,216
  Navigant International, Inc.*                             2,000            35,580
  NCO Group, Inc.*                                          4,036           107,721
  On Assignment, Inc.*                                      3,200            18,880

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
  PDI, Inc.*                                                2,100   $        63,693
  QRS Corp.*                                                1,900            12,445
  Resources Connection, Inc.*                               3,500           136,885
  SITEL Corp.*                                              6,700            28,274
  SM&A*                                                     1,500            12,975
  Spherion Corp.*                                           9,000            91,260
  TeamStaff, Inc.*                                          2,100             5,080
  TeleTech Holdings, Inc.*                                 11,700           102,609
  Tetra Tech, Inc.*                                         8,400           137,088
  The Corporate Executive Board Co.                         1,400            80,906
  The Keith Cos., Inc.*                                       800            11,520
  TRC Cos., Inc.*                                           1,650            27,522
  Watson Wyatt & Co. Holdings                               5,200           138,580
                                                                    ---------------
                                                                          4,525,794
                                                                    ---------------

CHEMICALS -- 2.5%
  A. Schulman, Inc.                                         5,900           126,791
  Aceto Corp.                                               1,950            34,320
  Airgas, Inc.                                              2,700            64,557
  Albemarle Corp.                                           4,100           129,765
  Arch Chemicals, Inc.                                      3,200            92,224
  Cabot Microelectronics Corp.*                             4,000           122,440
  Crompton Corp.                                           16,000           100,800
  Cytec Industries, Inc.                                    3,400           154,530
  Dionex Corp.*                                             3,000           165,510
  Ferro Corp.                                               6,000           160,080
  FMC Corp.*                                                3,500           150,885
  Georgia Gulf Corp.                                        5,000           179,300
  Great Lakes Chemical Corp.                                5,600           151,536
  H.B. Fuller Co.                                           3,700           105,080
  Hawkins, Inc.                                             1,200            14,376
  Hercules, Inc.*                                          14,000           170,660
  IMC Global, Inc.                                         11,500           154,100
  Kronos Worldwide Inc.                                     2,734            93,503
  Landec Corp.*                                             1,900            12,977
  MacDermid, Inc.                                           4,500           152,325
  Millennium Chemicals, Inc.                                8,900           154,148
  Minerals Technologies, Inc.                               2,000           116,000
  NewMarket Corp.*                                          5,000           107,350
  NL Industries, Inc.                                       6,800            98,600
  Olin Corp.                                                8,300           146,246
  OM Group, Inc.*                                           3,700           122,137
  PolyOne Corp.                                             2,000            14,880
  Quaker Chemical Corp.                                     1,100            30,382
  RPM, Inc.                                                 2,000            30,400
  Solutia, Inc.*(a)                                         5,000             1,150
  Spartech Corp.                                            4,400           114,136
  Symyx Technologies*                                       4,700           113,364
  Terra Industries, Inc.*                                   9,100            51,233
  TETRA Technologies, Inc.*                                 3,050            81,892
  Valhi, Inc.                                                 700             7,959
  WD-40 Co.                                                 2,600            77,844
  Wellman, Inc.                                             3,500            28,455
                                                                    ---------------
                                                                          3,631,935
                                                                    ---------------

COMMERCIAL SERVICES -- 1.0%
  Central Parking Corp.                                     4,800   $        89,712
  Cenveo, Inc.*                                             4,100            12,013
  CoStar Group, Inc.*                                       2,700           124,011
  Euronet Worldwide, Inc.*                                  4,900           113,337
  ICT Group, Inc.*                                            900             8,226
  McGrath Rentcorp                                          1,500            55,425
  Medifast, Inc.*                                             900             4,779
  Memberworks, Inc.*                                        1,500            44,430
  Mobile Mini, Inc.*                                        1,900            53,979
  Newtek Business Services, Inc.*                           2,800            10,500
  Plexus Corp.*                                             5,500            74,250
  Polycom, Inc.*                                            7,000           156,870
  Pre-Paid Legal Services, Inc.*                            2,300            54,809
  Protection One, Inc.*                                     9,400             2,726
  Quanta Services, Inc.*                                   16,000            99,520
  R.H. Donnelley Corp.*                                     3,600           157,464
  Rewards Network, Inc.*                                    2,200            19,800
  Source Information Management Co.*                        2,000            22,240
  SOURCECORP, Inc.*                                         2,100            57,792
  StarTek, Inc.                                             2,100            75,180
  The Management Network Group, Inc.*                       3,800             9,462
  UniFirst Corp.                                            1,300            37,817
  Veritas DGC, Inc.*                                        5,100           118,065
  Viisage Technology, Inc.*                                 3,800            33,136
                                                                    ---------------
                                                                          1,435,543
                                                                    ---------------

COMMUNICATION SERVICES -- 0.1%
  West Corp.*                                               3,300            86,295
                                                                    ---------------

COMMUNICATIONS EQUIPMENT -- 1.2%
  Aether Systems, Inc.*                                     6,200            21,328
  ANADIGICS, Inc.*                                          4,000            20,636
  Andrew Corp.*                                            10,450           209,104
  Applied Signal Technology, Inc.                           1,200            42,060
  Arris Group, Inc.*                                       12,100            71,874
  Avanex Corp.*                                            19,200            74,688
  Avici Systems, Inc.*                                      1,900            24,707
  Brooktrout, Inc.*                                           900             9,729
  Captaris, Inc.*                                           3,500            22,610
  Centillium Communications, Inc.*                          4,200            16,086
  Ceradyne, Inc.*                                           2,550            91,214
  Digi International, Inc.*                                 2,600            27,872
  Ditech Communications Corp.*                              4,900           114,366
  Finisar Corp.*                                           27,100            53,658
  Inter-Tel, Inc.                                           3,800            94,886
  InterVoice-Brite, Inc.*                                   4,800            55,056
  Ixia*                                                     8,300            81,672
  KVH Industries, Inc.*                                     1,200            15,276
  MasTec, Inc.*                                             5,800            31,494
  Network Equipment Technologies, Inc.*                     3,300            26,928
  North Pittsburgh Systems, Inc.                            1,700            34,085
  Optical Communication Products, Inc.*                     3,400             8,296
  Paradyne Networks, Inc.*                                  3,900            21,450
  Performance Technologies, Inc.*                           1,600            15,056
  Proxim Corp. Class A*                                     2,456             2,908
  SBA Communications Corp.*                                 4,700            20,915

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT (CONTINUED)
  SeaChange International, Inc.*                            3,800   $        64,144
  Sirenza Microdevices, Inc.*                               2,100             8,820
  Somera Communications, Inc.*                              1,900             3,059
  Sonus Networks, Inc.*                                    14,500            69,310
  SpectraLink Corp.                                         2,700            40,230
  Tekelec*                                                  8,600           156,262
  Terayon Communication Systems, Inc.*                      7,400            17,316
  ViaSat, Inc.*                                             3,700            92,315
  Vyyo, Inc.*                                               1,200             7,764
  Zhone Technologies, Inc.*                                10,100            39,390
                                                                    ---------------
                                                                          1,706,564
                                                                    ---------------

COMPUTER EQUIPMENT -- 2.1%
  Adaptec, Inc.*                                           12,900           109,134
  Advanced Digital Information Corp.*                       8,800            85,360
  Agilysys, Inc.                                            3,776            52,071
  Airspan Networks, Inc.*                                   2,700            14,958
  California Micro Devices Corp.*                           2,000            23,060
  Computer Network Technology Corp.*                        3,300            19,767
  Concurrent Computer Corp.*                                4,300             8,514
  Cray, Inc.*                                              12,100            80,102
  Dot Hill Systems Corp.*                                   6,100            68,381
  Drexler Technology Corp.*                                 1,000            13,330
  Electronics for Imaging, Inc.*                            4,300           121,518
  Hutchinson Technology, Inc.*                              3,600            88,524
  Imation Corp.                                             3,500           149,135
  Immersion Corp.*                                            900             4,293
  Insight Enterprises, Inc.*                                6,350           112,776
  Iomega Corp.                                              7,200            40,176
  Komag, Inc.*                                              3,800            53,086
  Kronos, Inc.*                                             4,000           164,800
  Maxwell Technologies, Inc.*                               2,100            27,090
  McDATA Corp. Class A*                                    10,900            58,642
  Mentor Graphics Corp.*                                   10,500           162,435
  Mercury Computer Systems, Inc.*                           3,000            74,400
  Mobility Electronics, Inc.*                               3,000            25,260
  MTS Systems Corp.                                         2,700            63,315
  NeoMagic Corp.*                                           2,500             7,250
  NYFIX, Inc.*                                              5,600            27,384
  PalmOne, Inc.*                                            5,948           206,812
  RadiSys Corp.*                                            2,200            40,854
  Rimage Corp.*                                             1,200            18,012
  Riverstone Networks, Inc.*                                5,000             6,550
  SCM Microsystems, Inc.*                                   2,000            13,000
  Semtech Corp.*                                            6,600           155,364
  Sigma Designs, Inc.*                                      1,700            13,566
  Silicon Graphics, Inc.*                                  28,700            63,140
  Silicon Storage Technology, Inc.*                        14,400           148,320
  Standard Microsystems Corp.*                              2,200            51,304
  Stratasys, Inc.*                                          1,050            25,998
  Stratex Networks, Inc.*                                  10,700            31,565
  Synaptics, Inc.*                                          3,700            70,855
  TALX Corp.                                                1,789            43,705
  Trident Microsystems, Inc.*                               2,700   $        30,267
  Varian Semiconductor Equipment Associates, Inc.*          3,400           131,104
  Verity, Inc.*                                             5,900            79,709
  Virage Logic Corp.*                                       2,300            20,930
  Western Digital Corp.*                                   17,000           147,220
  Whitney Holding Corp.                                       450            20,102
                                                                    ---------------
                                                                          2,973,138
                                                                    ---------------

COMPUTER SERVICES -- 1.7%
  3D Systems Corp.*                                           800             9,152
  Analysts International Corp.*                             4,500            13,860
  Anteon International Corp.*                               4,600           150,052
  Aspen Technology, Inc.*                                   5,800            42,108
  Avocent Corp.*                                              836            30,715
  BindView Development Corp.*                               2,500             8,750
  Black Box Corp.                                           2,300           108,698
  Catapult Communications Corp.*                            1,211            27,853
  CompuCom Systems, Inc.*                                   4,800            21,792
  Computer Horizons Corp.*                                  3,800            15,162
  Computer Programs & Systems, Inc.                           900            18,342
  Computer Task Group, Inc.*                                  400             1,580
  Covansys Corp.*                                           3,300            34,089
  CyberGuard Corp.*                                         2,600            21,216
  Dynamics Research Corp.*                                  1,100            19,790
  Extreme Networks, Inc.*                                  15,900            87,768
  FactSet Research Systems, Inc.                            4,400           207,988
  Infocrossing, Inc.*                                       1,700            22,950
  Inforte Corp.*                                            1,100            11,109
  Intelligroup, Inc.*                                       1,500             7,770
  Intergraph Corp.*                                         5,500           142,230
  Jack Henry & Associates, Inc.                             9,600           192,960
  Manhattan Associates, Inc.*                               4,800           148,224
  MICROS Systems, Inc.*                                     3,000           143,910
  NetScout Systems, Inc.*                                   3,600            23,724
  NetSolve, Inc.*                                           1,200            11,880
  Overland Storage, Inc.*                                   1,500            19,935
  PEC Solutions, Inc.*                                      3,000            35,790
  Pegasus Solutions, Inc.*                                  3,200            42,016
  Perot Systems Corp. Class A*                              6,600            87,582
  Pomeroy Computer Resources, Inc.                          1,000            11,920
  Radiant Systems, Inc.*                                    2,800            13,132
  Safeguard Scientifics, Inc.*                             15,500            35,650
  Sapient Corp.*                                           17,700           106,377
  SimpleTech, Inc.*                                         4,600            15,686
  SRA International, Inc. Class A*                          2,300            97,336
  Sykes Enterprises, Inc.*                                  5,200            39,312
  Syntel, Inc.                                              6,400           105,920
  TechTeam Global, Inc.*                                    1,700            15,334
  Tier Technologies, Inc. Class B*                          1,800            17,532
  Tyler Technologies, Inc.*                                 6,900            65,274
  Viewpoint Corp.*                                          4,500             8,865
  Wind River Systems, Inc.*                                13,100           154,056
  Zomax, Inc.*                                              6,000            22,620
                                                                    ---------------
                                                                          2,418,009
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SOFTWARE -- 4.1%
  @Road, Inc.*                                              7,000   $        53,550
  Acclaim Entertainment, Inc.*                                300               102
  ActivCard Corp.*                                          5,100            37,026
  Activision, Inc.*                                        10,612           168,731
  Actuate Corp.*                                            5,000            19,750
  Advent Software, Inc.*                                    5,000            90,350
  Agile Software Corp.*                                     7,800            68,250
  Altiris, Inc.*                                            3,900           107,679
  American Software, Inc. Class A                           1,600             9,744
  Ansoft Corp.*                                             1,100            16,786
  ANSYS, Inc.*                                              2,300           108,100
  Ascential Software Corp.*                                 2,325            37,177
  Authentidate Holding Corp.*                               4,600            50,278
  Borland Software Corp.*                                  12,100           102,729
  Bottomline Technologies, Inc.*                            2,200            23,210
  Callidus Software, Inc.*                                  2,200            11,440
  Chordiant Software, Inc.*                                 7,437            33,913
  Clarus Corp.*                                             1,900            21,983
  Concord Communications, Inc.*                             2,400            27,384
  Convera Corp.*                                            4,100             9,471
  Corio, Inc.*                                              5,500            11,935
  Datastream Systems, Inc.*                                 6,200            40,176
  Dendrite International, Inc.*                             6,600           122,628
  Digitas, Inc.*                                           10,244           112,991
  Echelon Corp.*                                            5,600            62,664
  Embarcadero Technologies, Inc.*                           2,900            35,844
  Enterasys Networks, Inc.*                                29,000            61,190
  Epicor Software Corp.*                                    7,000            98,350
  EPIQ Systems, Inc.*                                       2,000            29,000
  eResearch Technology, Inc.*                               6,750           189,000
  FalconStor Software, Inc.*                                5,600            43,232
  FileNET Corp.*                                            5,800           183,106
  Hypercom Corp.*                                           7,600            64,220
  Hyperion Solutions Corp.*                                 4,000           174,880
  Identix, Inc.*                                           12,084            90,267
  Informatica Corp.*                                       11,800            90,034
  Intellisync Corp.*                                        4,200            12,054
  Interactive Intelligence, Inc.*                           2,000            11,960
  Internet Security Systems, Inc.*                          7,300           111,982
  Interwoven, Inc.*                                         5,619            56,752
  JDA Software Group, Inc.*                                 3,500            46,095
  Lawson Software, Inc.*                                   14,800           104,784
  Macromedia, Inc.*                                         7,780           190,999
  Magma Design Automation, Inc.*                            5,300           101,919
  Manugistics Group, Inc.*                                  9,400            30,738
  MAPICS, Inc.*                                             3,300            34,848
  MapInfo Corp.*                                            2,400            25,440
  MatrixOne, Inc.*                                          6,800            46,988
  MetaSolv, Inc.*                                           2,800             7,952
  Micromuse, Inc.*                                          8,200            54,858
  Midway Games, Inc.*                                      10,900           125,568
  Moldflow Corp.*                                             900             9,828
  MRO Software, Inc.*                                       3,048            41,483
  MSC Software Corp.*                                       3,600            32,220
  Neoware Systems, Inc.*                                    1,000             8,270
  Netegrity, Inc.*                                          4,800   $        40,608
  NetIQ Corp.*                                              7,400            97,680
  Netopia, Inc.*                                            2,600            17,160
  Omnicell, Inc.*                                           3,300            48,213
  On2 Technologies, Inc.*                                   3,800             2,622
  Openwave Systems, Inc.*                                   9,533           121,069
  OPNET Technologies, Inc.*                                 2,900            37,990
  Opsware, Inc.*                                           12,500            99,000
  Packeteer, Inc.*                                          4,900            79,135
  PalmSource, Inc.*                                         1,768            30,304
  Parametric Technology Corp.*                             33,200           166,000
  PDF Solutions, Inc.*                                      3,200            27,104
  Pegasystems, Inc.*                                        4,100            35,875
  Per-Se Technologies, Inc.*                                4,200            61,068
  Pervasive Software, Inc.*                                 2,300            14,375
  Phoenix Technology Ltd.*                                  5,700            39,843
  Pinnacle Systems, Inc.*                                   8,600            61,490
  PLATO Learning, Inc.*                                     2,800            27,748
  Portal Software, Inc.*                                    4,540            16,480
  Progress Software Corp.*                                  5,400           117,018
  QAD, Inc.*                                                4,300            45,623
  Quest Software, Inc.*                                    11,400           147,060
  Raindance Communications, Inc.                            3,100             6,448
  ScanSoft, Inc.*                                          14,952            74,012
  Secure Computing Corp.*                                   5,000            58,250
  SERENA Software, Inc.*                                    5,800           110,722
  SPSS, Inc.*                                               1,832            32,921
  SS&C Technologies, Inc.                                   3,600            67,320
  SupportSoft, Inc.*                                        4,900            42,532
  Synplicity, Inc.*                                         3,300            19,797
  Take-Two Interactive Software, Inc.*                      3,800           116,432
  TeleCommunication Systems, Inc. Class A                   1,500             8,520
  The InterCept Group, Inc.*                                2,800            45,864
  THQ, Inc.*                                                4,900           112,210
  TIBCO Software, Inc.*                                    10,500            88,725
  Tradestation Group, Inc.*                                 4,900            35,231
  Transaction Systems Architects, Inc. Class A*             5,300           114,109
  Ulticom, Inc.*                                            5,940            69,498
  Ultimate Software Group, Inc.*                            2,100            21,210
  VA Software Corp.*                                        3,600             8,820
  Vastera, Inc.*                                            4,800            14,400
  Vitria Technology, Inc.*                                  3,238             9,944
  Witness Systems, Inc.*                                    5,000            60,750
                                                                    ---------------
                                                                          5,913,088
                                                                    ---------------

COMPUTERS -- 0.0%
  Gateway, Inc.*                                            5,000            22,500
  Merge Technologies, Inc.*                                 1,500            21,945
                                                                    ---------------
                                                                             44,445
                                                                    ---------------

CONSUMER PRODUCTS -- 0.8%
  Blyth, Inc.                                               2,800            96,572
  Central Garden & Pet Co.*                                 2,200            78,694
  CNS, Inc.                                                 1,900            19,059
  Department 56, Inc.*                                      1,500            23,100

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS (CONTINUED)
  Fossil, Inc.*                                             6,975   $       190,069
  IDEXX Laboratories, Inc.*                                 2,400           151,056
  Jarden Corp.*                                             3,850           138,561
  Maxwell Shoe Co., Inc. Class A*                           1,100            25,564
  Playtex Products, Inc.*                                   8,600            67,252
  Russ Berrie & Co., Inc.                                   2,700            52,461
  The Scotts Co. Class A*                                     600            38,328
  The Yankee Candle Co., Inc.*                              3,300            96,525
  Tupperware Corp.                                          8,200           159,326
                                                                    ---------------
                                                                          1,136,567
                                                                    ---------------

CONTAINERS & GLASS -- 0.3%
  Crown Holdings, Inc.*                                    14,800           147,556
  Owens-Illinois, Inc.*                                     7,300           122,348
  Silgan Holdings, Inc.                                     2,600           104,806
                                                                    ---------------
                                                                            374,710
                                                                    ---------------

CONTAINERS -- PAPER/PLASTIC -- 0.3%
  Graphic Packaging Corp.*                                 25,500           220,575
  Longview Fibre Co.                                        7,700           113,421
  Packaging Dynamics Corp.                                    320             4,432
  Rock-Tenn Co. Class A                                     4,900            83,055
                                                                    ---------------
                                                                            421,483
                                                                    ---------------
CONSTRUCTION MATERIALS -- 0.1%
  Eagle Materials, Inc.                                     2,100           149,142
  U.S. Concrete, Inc.*                                      3,800            26,790
                                                                    ---------------
                                                                            175,932
                                                                    ---------------

DISTRIBUTION/WHOLESALE -- 1.1%
  Advanced Marketing Services, Inc.                         2,700            34,857
  Aviall, Inc.*                                             4,500            85,545
  Bell Microproducts, Inc.*                                 3,200            25,888
  Brightpoint, Inc.*                                        3,150            43,313
  Building Materials Holding Corp.                          1,800            34,074
  Central European Distribution Corp.*                      1,950            50,524
  Handleman Co.                                             3,300            76,428
  Hughes Supply, Inc.                                       2,300           135,539
  Keystone Automotive Industries, Inc.*                     1,700            47,413
  Nash-Finch Co.                                            1,700            42,551
  Navarre Corp.*                                            3,600            51,804
  NuCo2, Inc.*                                              1,800            35,460
  Owens & Minor, Inc.                                       5,500           142,450
  Reliv' International, Inc.                                1,400            13,160
  ScanSource, Inc.*                                         1,900           112,898
  SCP Pool Corp.                                            4,275           192,375
  United Natural Foods, Inc.*                               5,400           156,114
  United Stationers, Inc.*                                  3,400           135,048
  Watsco, Inc.                                              2,900            81,403
  WESCO International, Inc.*                                6,400           117,760
                                                                    ---------------
                                                                          1,614,604
                                                                    ---------------

DIVERSIFIED OPERATIONS -- 2.3%
  Actuant Corp. Class A*                                    3,600           140,364
  Acuity Brands, Inc.                                         800            21,600
  AMERCO*                                                   2,500   $        59,375
  Ameron International Corp.                                  800            27,304
  Barnes Group, Inc.                                        3,200            92,736
  Blount International, Inc.*                               2,300            29,279
  Carlisle Cos., Inc.                                       1,200            74,700
  Chemed Corp.                                              1,600            77,600
  Cornell Corrections, Inc.*                                1,700            23,120
  Digimarc Corp.*                                           2,100            28,035
  EnPro Industries, Inc.*                                   3,100            71,238
  ESCO Technologies, Inc.*                                  2,100           112,056
  Esterline Technologies Corp.*                             3,200            94,496
  Federal Signal Corp.                                      6,700           124,687
  Florida East Coast Industries, Inc.                       3,700           143,005
  Griffon Corp.*                                            4,450            99,146
  Kroll, Inc.*                                              5,132           189,268
  Lancaster Colony Corp.                                    1,100            45,804
  Lydall, Inc.*                                             1,800            17,586
  Mathews International Corp. Class A                       4,500           148,230
  Myers Industries, Inc.                                    3,707            52,269
  NACCO Industries, Inc. Class A                            1,000            95,000
  PerkinElmer, Inc.                                        10,033           201,061
  Raven Industries, Inc.                                    1,000            35,530
  Roper Industries, Inc.                                    2,200           125,180
  Sensient Technologies Corp.                               6,900           148,212
  Standex International Corp.                               1,700            46,240
  Sturm, Ruger & Co., Inc.                                  3,800            46,018
  Tredegar Corp.                                            4,900            79,037
  Trinity Industries, Inc.                                  4,300           136,697
  Universal Corp.                                           2,800           142,632
  UNOVA, Inc.*                                              8,500           172,125
  Vector Group Ltd.                                         6,304            99,288
  Volt Information Sciences, Inc.*                          2,200            69,322
  Walter Industries, Inc.                                   5,500            74,910
  World Fuel Services Corp.                                 1,600            72,128
  Zoltek Cos., Inc.*                                        1,800            12,870
                                                                    ---------------
                                                                          3,228,148
                                                                    ---------------

EDUCATION -- 0.5%
  Corinthian Colleges, Inc.*                                1,400            34,636
  Education Management Corp.*                               1,800            59,148
  ITT Educational Services, Inc.*                           3,200           121,664
  Laureate Education, Inc.*                                 3,600           137,664
  Learning Tree International, Inc.*                        2,400            34,824
  Renaissance Learning, Inc.                                4,922           110,351
  Strayer Education, Inc.                                   1,600           178,512
  The Geo Group, Inc.*                                      2,800            57,120
                                                                    ---------------
                                                                            733,919
                                                                    ---------------

ELECTRIC UTILITIES -- 0.1%
  Duquesne Light Holdings, Inc.                             4,500            86,895
  Weststar Energy, Inc.                                     1,400            27,874
                                                                    ---------------
                                                                            114,769
                                                                    ---------------

ELECTRICAL EQUIPMENT -- 2.3%
  Active Power, Inc.*                                       6,300            20,097
  Advanced Energy Industries, Inc.*                         4,200            66,024
  Advanced Power Technology, Inc.*                            900            11,205

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRICAL EQUIPMENT (CONTINUED)
  Artesyn Technologies, Inc.*                               5,000   $        45,000
  August Technology Corp.*                                  1,700            21,318
  Avid Technology, Inc.*                                    3,300           180,081
  Axcelis Technologies, Inc.*                              14,900           185,356
  Belden, Inc.                                              2,800            60,004
  C&D Technologies, Inc.                                    3,500            62,405
  Cable Design Technologies Corp.*                          6,300            66,780
  Celeritek, Inc.                                           1,200             4,608
  Checkpoint Systems, Inc.*                                 5,600           100,408
  Cohu, Inc.                                                3,200            60,928
  Credence Systems Corp.*                                   8,980           123,924
  CyberOptics Corp.*                                          700            18,186
  Distributed Energy Systems Corp.*                         4,700            12,784
  FLIR Systems, Inc.*                                       4,400           241,560
  Genlyte Group, Inc.*                                      1,800           113,184
  GrafTech International Ltd.*                             14,300           149,578
  Helix Technology Corp.                                    3,400            72,522
  Ibis Technology Corp.*                                      400             2,432
  Input/Output, Inc.*                                       6,100            50,569
  Intermagnetics General Corp.*                             2,410            82,012
  Invision Technologies, Inc.*                              2,000            99,800
  Lincoln Electric Holdings, Inc.                           5,700           194,313
  Littelfuse, Inc.*                                         3,100           131,471
  LTX Corp.*                                                9,700           104,857
  Meade Instruments Corp.*                                  3,300            10,527
  Measurement Specialties, Inc.*                              800            17,280
  Paxar Corp.*                                              5,500           107,360
  Photon Dynamics, Inc.*                                    2,300            80,661
  Power Integrations, Inc.*                                 4,600           114,540
  Power-One, Inc.*                                         13,362           146,715
  Rogers Corp.*                                             2,600           181,740
  SBS Technologies, Inc.*                                   1,700            27,319
  SIPEX Corp.*                                              3,600            20,520
  Veeco Instruments, Inc.*                                  4,700           121,307
  Vicor Corp.*                                              4,600            84,042
  Woodhead Industries, Inc.                                 1,700            26,282
                                                                    ---------------
                                                                          3,219,699
                                                                    ---------------

ELECTRONICS -- 5.3%
  Actel Corp.*                                              3,500            64,750
  Aeroflex, Inc.*                                          10,300           147,599
  Alliance Semiconductor Corp.*                             3,300            19,635
  American Superconductor Corp.*                            3,300            43,164
  AMETEK, Inc.                                              6,000           185,400
  Analogic Corp.                                            2,000            84,860
  Anixter International, Inc.                               4,800           163,344
  Apogee Technology, Inc.*                                    700             5,915
  Artisan Components, Inc.*                                 3,700            95,460
  Asyst Technologies, Inc.*                                 6,000            62,040
  ATMI, Inc.*                                               5,000           136,550
  Audiovox Corp. Class A*                                   2,600            43,888
  Avnet, Inc.*                                              1,799            40,837
  Benchmark Electronics, Inc.*                              4,950           144,045
  Bookham Technology Plc ADR*                              12,556            12,054
  Brillian Corp.*                                             375   $         3,022
  Brooks Automation, Inc.*                                  7,124           143,549
  California Amplifier, Inc.*                                 825             5,833
  Capstone Turbine Corp.*                                   8,800            19,152
  Catalyst Semiconductor, Inc.*                             1,700            11,558
  CEVA, Inc.*                                                 800             6,328
  ChipPAC, Inc.*                                           11,600            72,732
  Cirrus Logic, Inc.*                                      11,700            70,317
  Coherent, Inc.*                                           4,100           122,385
  CompuDyne Corp.*                                          1,100            12,595
  Conexant Systems, Inc.                                   15,933            68,990
  Cree, Inc.*                                               5,100           118,728
  CTS Corp.                                                 4,700            56,682
  Cubic Corp.                                               3,700            77,441
  Cymer, Inc.*                                              4,100           153,504
  Cypress Semiconductor Corp.*                              4,000            56,760
  Daktronics, Inc.*                                         2,600            64,870
  DSP Group, Inc.*                                          4,700           128,028
  DuPont Photomasks, Inc.*                                  2,600            52,858
  Electro Scientific Industries, Inc.*                      2,800            79,268
  Electroglas, Inc.*                                        2,400            12,840
  EMCORE Corp.*                                             4,100            13,366
  Emerson Radio Corp.*                                      3,200            10,016
  Energy Conversion Devices, Inc.*                          3,000            33,780
  Entegris, Inc.*                                          10,900           126,113
  ESS Technology, Inc.*                                     5,100            54,621
  Exar Corp.*                                               5,500            80,630
  Excel Technology, Inc.*                                   1,600            53,200
  Fargo Electronics, Inc.*                                  1,700            18,887
  FARO Technologies, Inc.                                   1,600            41,072
  Genesis Microchip, Inc.*                                  3,100            42,687
  Genus, Inc.*                                              2,300             7,866
  II-VI, Inc.*                                              2,200            67,452
  InFocus Corp.*                                            5,000            42,500
  Innovex, Inc.*                                            1,400             6,398
  Integrated Device Technology, Inc.*                       5,800            80,272
  Integrated Silicon Solution, Inc.*                        4,800            58,608
  Itron, Inc.*                                              2,700            61,938
  IXYS Corp.*                                               4,400            34,672
  Keithley Instruments, Inc.                                1,800            39,870
  KEMET Corp.*                                             10,500           128,310
  Kopin Corp.*                                              8,300            42,413
  LaBarge, Inc.*                                            1,600            12,080
  Lamson & Sessions Co.*                                    1,300            10,452
  Lattice Semiconductor Corp.*                             13,359            93,647
  LeCroy Corp.*                                             1,300            23,413
  Lifeline Systems, Inc.*                                   1,800            42,588
  Lowrance Electronics, Inc.                                  500            15,479
  LSI Industries, Inc.                                      2,000            23,000
  MagneTek, Inc.*                                           2,700            22,518
  Mattson Technology, Inc.*                                 6,500            78,130
  Merix Corp.*                                              2,100            23,814
  Methode Electronics, Inc. Class A                         3,100            40,207
  Micrel, Inc.*                                            13,800           167,670
  Microsemi Corp.*                                          8,900           126,469
  Mindspeed Technologies, Inc.*                            13,800            68,448

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONICS (CONTINUED)
  MIPS Technologies, Inc. Class A*                          4,500   $        27,540
  MKS Instruments, Inc.*                                    6,400           146,048
  Molecular Devices Corp.*                                  2,370            42,139
  Monolithic System Technology, Inc.*                       3,700            27,861
  Nanometrics, Inc.*                                        1,100            12,518
  Nassda Corp.*                                             3,600            14,904
  Newport Corp.*                                            5,300            85,701
  Nu Horizons Electronics Corp.*                            2,200            19,800
  OmniVision Technologies, Inc.*                            6,600           105,270
  ON Semiconductor Corp.*                                  27,200           136,544
  OSI Systems, Inc.*                                        1,900            37,867
  Park Electrochemical Corp.                                2,600            65,650
  Parlex Corp.*                                               800             5,200
  Pemstar, Inc.*                                            5,000            11,600
  Pericom Semiconductor Corp.*                              2,800            29,988
  Photronics, Inc.*                                         4,800            90,912
  Pixelworks, Inc.*                                         3,400            52,088
  Planar Systems, Inc.*                                     1,700            22,763
  PLX Technology, Inc.*                                     3,100            53,506
  PMC-Sierra, Inc.*                                         8,000           114,800
  QuickLogic Corp.*                                         2,200             7,678
  Rambus, Inc.*                                             8,900           158,153
  Ramtron International Corp.*                              2,000             9,060
  Richardson Electronics, Ltd.                              1,100            12,188
  Rudolph Technologies, Inc.*                               2,300            41,837
  Silicon Image, Inc.*                                     11,800           154,934
  Siliconix, Inc.*                                          3,300           163,746
  Skyworks Solutions, Inc.*                                12,400           108,252
  Sonic Solutions*                                          3,200            68,000
  Spectrum Control, Inc.*                                   1,200             9,564
  Stoneridge, Inc.*                                         2,600            44,200
  Superconductor Technologies, Inc.*                        5,800             7,134
  Supertex, Inc.*                                           1,400            22,876
  Sypris Solutions, Inc.                                    1,900            36,461
  Technitrol, Inc.*                                         5,600           122,640
  Thomas & Betts Corp.*                                     5,600           152,488
  Three-Five Systems, Inc.                                  1,500             7,650
  Transmeta Corp.*                                         22,000            48,180
  TranSwitch Corp.*                                         7,500            13,275
  Trimble Navigation Ltd.*                                  6,900           191,751
  Tripath Technology, Inc.*                                 3,500            11,375
  TriQuint Semiconductor, Inc.*                            18,700           102,102
  Ultimate Electronics, Inc.*                               1,600             7,904
  Ultratech Stepper, Inc.*                                  3,200            52,096
  Universal Display Corp.*                                  3,100            33,294
  Universal Electronics, Inc.*                              2,100            36,813
  Vialta, Inc.*                                             1,952               703
  Vitesse Semiconductor Corp.*                             32,200           157,136
  White Electronic Designs Corp.*                           2,700            14,148
  Wilson Greatbatch Technologies, Inc.*                     3,400            95,030
  Xicor, Inc.*                                              3,700            55,981
  Zoran Corp.*                                              5,761           105,714
  Zygo Corp.*                                               1,900            21,261
                                                                    ---------------
                                                                          7,555,890
                                                                    ---------------

ENERGY -- 0.3%
  Arotech Corp.*                                            5,000   $        10,450
  BayCorp Holdings Ltd.*                                       68               850
  KFx, Inc.*                                                6,800            51,816
  Plug Power, Inc.*                                        11,663            87,239
  Quantum Fuel Systems Technologies Worldwide, Inc.*        2,800            17,024
  South Jersey Industries, Inc.                             2,000            88,000
  Syntroleum Corp.*                                         3,500            23,170
  Watts Industries, Inc. Class A                            3,100            83,545
                                                                    ---------------
                                                                            362,094
                                                                    ---------------

ENVIROMENTAL SERVICES -- 0.4%
  Calgon Carbon Corp.                                       5,100            34,170
  Duratek, Inc.*                                            1,900            28,709
  Flanders Corp.*                                           3,100            25,637
  Headwaters, Inc.*                                         5,000           129,650
  Mine Safety Appliances Co.                                5,200           175,240
  Rollins, Inc.                                             6,400           147,264
                                                                    ---------------
                                                                            540,670
                                                                    ---------------

FACILITY SERVICES -- 0.1%
  ABM Industries, Inc.                                      6,800           132,396
                                                                    ---------------

FINANCIAL SERVICES -- 2.8%
  Advanta Corp. Class A                                     1,600            35,088
  Advanta Corp. Class B                                     2,600            59,592
  Affiliated Managers Group, Inc.*                          1,050            52,889
  American Capital Strategies Ltd.                          3,300            92,466
  AmeriServ Financial, Inc.                                 2,700            14,985
  Cash America International, Inc.                          4,300            98,900
  Citizens Banking Corp.                                    2,600            80,730
  Citizens South Banking Corp.                              1,200            15,816
  City Holding Co.                                          2,300            72,634
  CoBiz, Inc.                                               1,575            21,782
  Coinstar, Inc.*                                           2,800            61,516
  CompuCredit Corp.*                                        6,600           114,180
  Credit Acceptance Corp.*                                  5,500            82,885
  Delta Financial Corp.                                     1,500            11,925
  Digital Insight Corp.*                                    5,600           116,088
  E-Loan, Inc.*                                             6,936            18,727
  eFunds Corp.*                                             7,200           126,000
  Encore Capital Group, Inc.*                               3,100            40,951
  eSPEED, Inc. Class A*                                     4,100            72,365
  Financial Federal Corp.*                                  3,000           105,780
  First Albany Cos., Inc.                                   1,147            11,516
  First Commonwealth Financial Corp.                        9,700           125,809
  Fremont General Corp.                                     7,700           135,905
  Gabelli Asset Management, Inc. Class A                      800            34,000
  IndyMac Bancorp, Inc.                                     2,800            88,480
  Interactive Data Corp.*                                   5,000            87,100
  Investment Technology Group, Inc.*                        6,100            78,019
  Irwin Financial Corp.                                     4,000           105,600
  Jefferies Group, Inc.                                     4,800           148,416
  Knight Trading Group, Inc.*                               9,200            92,184
  LaBranche & Co., Inc.                                     8,400            70,728
  MCG Capital Corp.                                         5,800            89,204

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
  Metris Cos., Inc.                                         8,700   $        75,603
  National Processing, Inc.*                                7,600           218,500
  Netbank, Inc.                                             1,700            18,581
  New Century Financial Corp.                               3,600           168,552
  Piper Jaffray Cos., Inc.*                                 2,500           114,001
  PRG-Schultz International, Inc.*                          7,200            39,384
  Resource America, Inc.                                    2,300            54,280
  Sanders Morris Harris Group, Inc.                         2,500            36,875
  Sky Financial Group, Inc.                                   601            14,863
  South Financial Group, Inc.                               4,000           113,360
  Southwest Bancorporation of Texas, Inc.                   4,500           198,540
  Stifel Financial Corp.                                    1,100            29,920
  Susquehanna Bancshares, Inc.                              5,200           130,832
  SWS Group, Inc.                                           2,434            37,240
  UICI*                                                     5,600           133,336
  Unizan Financial Corp.                                    2,600            67,860
  Westwood Holdings Group, Inc.                               258             4,644
  WFS Financial, Inc.                                       2,400           118,824
  World Acceptance Corp.*                                   3,800            69,654
                                                                    ---------------
                                                                          4,007,109
                                                                    ---------------

FOOD & BEVERAGES -- 1.4%
  American Italian Pasta Co. Class A                        2,700            82,296
  American States Water Co.                                 1,950            45,318
  Cal-Maine Foods, Inc.                                     2,400            33,600
  Chiquita Brands International, Inc.*                      5,200           108,784
  Corn Products International, Inc.                         2,500           116,375
  Del Monte Foods Co.*                                      5,800            58,928
  Flowers Foods, Inc.                                       5,350           139,902
  Green Mountian Coffee, Inc.*                                600            11,142
  Hain Celestial Group, Inc.*                               4,879            88,310
  Imperial Sugar Co.*                                         900            12,069
  Interstate Bakeries Corp.                                 5,800            62,930
  J & J Snack Foods Corp.*                                  1,000            40,830
  John B. Sanfilippo & Son, Inc.*                           1,300            34,736
  Lance, Inc.                                               4,900            75,460
  M&F Worldwide Corp.*                                      1,700            23,290
  Panera Bread Co. Class A*                                 4,000           143,520
  Peet's Coffee & Tea, Inc.*                                1,700            42,483
  Performance Food Group Co.*                               2,800            74,312
  Pilgrim's Pride Corp.                                     6,700           193,898
  Ralcorp Holdings, Inc.*                                   3,800           133,760
  Sanderson Farms, Inc.                                     2,800           150,136
  Scheid Vineyards, Inc. Class A*                             100               512
  Tasty Baking Co.                                            800             7,552
  The Boston Beer Co., Inc. Class A*                          900            18,126
  The J.M. Smucker Co.                                      2,670           122,560
  The Robert Mondavi Corp. Class A*                         1,100            40,722
  Triarc Cos., Inc.                                         2,700            27,891
  Triarc Cos., Inc. Class B                                 4,000            40,680
                                                                    ---------------
                                                                          1,930,122
                                                                    ---------------

FOREST & PAPER PRODUCTS -- 0.4%
  Buckeye Technologies, Inc.*                               4,600            52,900
  Caraustar Industries, Inc.*                               4,300            60,673
  Chesapeake Corp.                                          2,700   $        72,036
  Deltic Timber Corp.                                       1,400            53,760
  P.H. Glatfelter Co.                                       6,100            85,888
  Pope & Talbot, Inc.                                       2,800            55,356
  Schweitzer-Mauduit International, Inc.                    2,100            64,323
  Universal Forest Products, Inc.                           2,500            80,625
  Wausau-Mosinee Paper Corp.                                6,700           115,910
                                                                    ---------------
                                                                            641,471
                                                                    ---------------

FUNERAL SERVICES -- 0.1%
  Carriage Services, Inc.*                                    100               504
  Service Corp. International*                                800             5,896
  Stewart Enterprises, Inc. Class A*                       13,700           111,518
                                                                    ---------------
                                                                            117,918
                                                                    ---------------

HEALTH CARE -- 0.1%
  Inveresk Research Group, Inc.*                            5,300           163,452
                                                                    ---------------

HEALTH CARE -- BIOTECHNOLOGY -- 3.2%
  Acacia Research-CombiMatrix*                              1,228             5,342
  Aclara Biosciences, Inc.*                                 3,600            16,200
  Affymetrix, Inc.*                                         3,500           114,555
  Alexion Pharmaceuticals, Inc.*                            2,800            52,080
  Antigenics, Inc.*                                         6,800            58,208
  Arena Pharmaceuticals, Inc.*                              3,600            19,656
  ArQule, Inc.*                                             3,300            17,391
  AtheroGenics, Inc.*                                       5,500           104,665
  AVANT Immunotherapeutics, Inc.*                           7,100            18,886
  Avigen, Inc.*                                             1,600             5,392
  BioCryst Pharmaceuticals, Inc.*                           2,800            19,320
  Bioenvision, Inc.*                                          100               871
  BioMarin Pharmaceutical, Inc.*                            7,700            46,200
  BioSante Pharmaceuticals, Inc.*                             500             3,845
  BioSource International, Inc.*                            1,500            10,590
  BioSphere Medical, Inc.*                                  2,500             8,000
  Cambrex Corp.                                             3,600            90,828
  Cell Genesys, Inc.*                                       6,700            69,613
  Ciphergen Biosystems, Inc.*                               2,400            17,568
  Conceptus, Inc.*                                          3,200            36,000
  Cryolife, Inc.*                                           2,300            12,121
  CUNO, Inc.*                                               2,700           144,045
  CuraGen Corp.*                                            5,900            35,459
  Curis, Inc.*                                              5,400            23,868
  CYTOGEN Corp.*                                            2,000            31,800
  Digene Corp.*                                             3,100           113,243
  Diversa Corp.*                                            5,400            54,702
  Dyax Corp.*                                               4,000            47,000
  Emisphere Technologies, Inc.*                             2,500            10,250
  Encysive Pharmaceuticals, Inc.*                           7,400            62,900
  EntreMed, Inc.*                                           3,300             6,633
  Enzo Biochem, Inc.                                        4,150            62,250
  Enzon, Inc.*                                              4,700            59,972
  Exact Sciences Corp.*                                     2,100            12,915
  Exelixis, Inc.*                                          11,500           116,035
  Genaissance Pharmaceuticals, Inc.*                        1,600             6,672
  Gene Logic, Inc.*                                         4,300            17,415
  Genelabs Technologies, Inc.*                              7,000            16,170

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE -- BIOTECHNOLOGY (CONTINUED)
  Genencor International, Inc.*                             8,900   $       145,693
  Genta, Inc.*                                              8,600            21,500
  GenVec, Inc.*                                             4,000            12,280
  Geron Corp.*                                              5,100            41,259
  GTC Biotherapeutics, Inc.*                                3,000             4,710
  Guilford Pharmaceuticals, Inc.*                           3,000            14,250
  Harvard Bioscience, Inc.*                                 3,900            17,472
  Hemispherx Biopharma, Inc.*                               3,200            11,008
  ICOS Corp.*                                                 500            14,920
  Immunomedics, Inc.*                                       5,500            26,785
  Incyte Genomics, Inc.*                                   10,900            83,276
  Integra LifeSciences Holdings*                            4,300           151,661
  InterMune, Inc.*                                          4,826            74,417
  Introgen Therapeutics, Inc.*                              1,400             5,978
  Isolagen, Inc.*                                           2,700            27,756
  Kosan Biosciences, Inc.*                                  3,300            26,070
  Lexicon Genetics, Inc.*                                  10,100            79,184
  LifeCell Corp.*                                           3,200            36,128
  Lipid Sciences, Inc.*                                     1,700             7,446
  Martek Biosciences Corp.*                                 1,700            95,489
  Matritech, Inc.*                                          3,100             3,999
  Maxygen, Inc.*                                            4,166            44,034
  Medarex, Inc.*                                           11,000            80,190
  Myriad Genetics, Inc.*                                    3,500            52,220
  Nabi Biopharmaceuticals*                                  9,200           130,824
  Nanogen, Inc.*                                            3,400            22,848
  Neose Technologies, Inc.*                                 1,800            14,994
  Northfield Laboratories, Inc.*                            2,400            34,224
  Novavax, Inc.*                                            3,300            17,787
  Nuvelo, Inc.*                                             2,766            26,609
  Orchid Biosciences, Inc.*                                 1,400            10,780
  Oscient Pharmaceutical Corp.*                            10,300            52,633
  Pharmaceutical Product Development, Inc.*                 4,800           152,496
  PRAECIS Pharmaceuticals, Inc.*                            6,800            25,840
  Progenics Pharmaceuticals, Inc.*                          1,900            31,996
  Protein Design Labs, Inc.*                                9,400           179,822
  Regeneration Technologies, Inc.*                          3,700            39,701
  Regeneron Pharmaceuticals, Inc.*                          7,000            73,710
  Repligen Corp.*                                           2,400             5,904
  Sangamo BioSciences, Inc.*                                2,100            12,642
  Savient Pharmaceuticals, Inc.*                            5,800            14,384
  Seattle Genetics, Inc.*                                   5,900            41,477
  Sequenom, Inc.*                                           2,500             3,650
  Serologicals Corp.*                                       4,000            79,960
  Sirna Therapeutics, Inc.*                                   200               588
  Tanox, Inc.*                                              7,000           133,490
  Techne Corp.*                                             1,700            73,865
  Telik, Inc.*                                              6,600           157,542
  The Medicines Co.*                                        4,800           146,448
  Third Wave Technologies, Inc.*                            4,700            21,103
  Titan Pharmaceuticals, Inc.*                              1,300             3,497
  Transkaryotic Therapies, Inc.*                            4,500            67,320
  Trimeris, Inc.*                                           2,400            34,632
  Vical, Inc.*                                              2,600   $        15,158
  Vicuron Phamaceuticals, Inc.*                             8,100           101,736
  Virologic, Inc.*                                          4,000             9,800
  VISX, Inc.*                                               6,800           181,696
                                                                    ---------------
                                                                          4,545,541
                                                                    ---------------

HEALTH CARE -- DRUGS -- 3.3%
  aaiPharma, Inc.*                                          3,600            19,512
  Able Laboratories, Inc.*                                  2,500            51,400
  Accelrys, Inc.*                                           3,600            35,496
  Access Pharmaceuticals, Inc.                                300             1,896
  Accredo Health, Inc.*                                     3,150           122,692
  Adolor Corp.*                                             5,800            73,544
  Alkermes, Inc.*                                          11,600           157,760
  Alpharma, Inc. Class A                                    5,100           104,448
  Alteon, Inc.*                                             4,500             5,310
  American Pharmaceutical Partners, Inc.*                   6,150           186,837
  Andrx Group*                                              2,800            78,204
  Aphton Corp.*                                             1,500             6,000
  ARIAD Pharmaceuticals, Inc.*                              7,200            53,928
  Array BioPharma, Inc.*                                    3,000            23,850
  Atrix Laboratories, Inc.*                                 2,900            99,412
  Bradley Pharmaceuticals, Inc. Class A*                    1,700            47,430
  Cell Therapeutics, Inc.*                                  6,000            44,220
  Cellegy Pharmaceuticals, Inc.*                            2,200             8,470
  CIMA Labs, Inc.*                                          1,700            57,341
  CollaGenex Pharmaceuticals, Inc.*                         1,500            14,130
  Connetics Corp.*                                          5,300           107,060
  Corixa Corp.*                                             7,201            33,629
  Cubist Pharmaceuticals, Inc.*                             5,000            55,500
  CV Therapeutics, Inc.*                                    4,700            78,772
  D & K Healthcare Resources, Inc.                          1,200            14,400
  Dendreon Corp.*                                           8,300           101,675
  DOV Pharmaceutical, Inc.*                                 1,700            23,732
  Durect Corp.*                                             3,500            12,215
  DUSA Pharmaceuticals, Inc.*                               1,500            14,250
  First Horizon Pharmaceutical Corp.*                       5,400           102,060
  Hi-Tech Pharmacal Co., Inc.*                                600             9,804
  ILEX Oncology, Inc.*                                      5,100           127,449
  Immtech International, Inc.*                                900            11,106
  ImmunoGen, Inc.*                                          5,000            30,550
  Impax Laboratories, Inc.*                                 8,700           168,606
  Indevus Pharmaceuticals, Inc.*                            7,200            44,280
  Integrated Biopharma, Inc.*                                 600             4,896
  IntraBiotics Pharmaceuticals, Inc.                          500             1,950
  Isis Pharmaceuticals, Inc.*                               6,700            38,458
  K-V Pharmaceutical Co. Class A*                           4,200            96,978
  K-V Pharmaceutical Co. Class B*                             700            17,675
  Kos Pharmaceuticals, Inc.*                                4,100           135,177
  Lannett Co., Inc.*                                        3,650            54,823
  Ligand Pharmaceuticals, Inc. Class B*                     9,700           168,586
  Maxim Pharmaceuticals, Inc.*                              3,300            31,845
  Medicis Pharmaceutical Corp. Class A                      1,600            63,920
  NeoPharm, Inc.                                            2,949            30,463
  Neurocrine Biosciences, Inc.*                             1,500            77,775
  Neurogen Corp.*                                           5,100            38,148
  NPS Pharmaceuticals, Inc.*                                5,600           117,600

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE -- DRUGS (CONTINUED)
  Omega Protein Corp.*                                      2,700   $        26,190
  Onyx Pharmaceuticals, Inc.*                               4,100           173,676
  OSI Pharmaceuticals, Inc.*                                5,100           359,244
  Pain Therapeutics, Inc.*                                  4,100            33,046
  Par Pharmaceutical Cos., Inc.*                            1,500            52,815
  Penwest Pharmaceuticals Co.*                              1,400            17,934
  PetMed Express, Inc.*                                     2,200            17,642
  Pharmacopeia Drug Discovery, Inc.*                        1,800            10,224
  Pharmacyclics, Inc.*                                      2,300            23,391
  POZEN, Inc.*                                              3,700            25,308
  Priority Healthcare Corp. Class B*                        5,900           135,405
  SciClone Pharmaceuticals, Inc.*                           5,500            28,105
  Star Scientific, Inc.*                                    5,400            21,384
  Super-Gen, Inc.*                                          4,400            28,380
  The Quigley Corp.*                                        2,100            20,937
  Tularik, Inc.*                                            8,500           210,800
  United Therapeutics Corp.*                                2,800            71,820
  Valeant Pharmaceuticals International                     7,500           150,000
  VaxGen, Inc.*                                             3,300            46,728
  Vertex Pharmaceuticals, Inc.*                            12,558           136,129
  ViroPharma, Inc.*                                         2,400             4,296
  VIVUS, Inc.*                                              3,200            11,648
  Zymogenetics, Inc.*                                       8,200           155,800
                                                                    ---------------
                                                                          4,766,164
                                                                    ---------------

HEALTH CARE -- PRODUCTS -- 4.7%
  1-800 CONTACTS, Inc.*                                     1,300            19,286
  Abaxis, Inc.*                                             2,800            53,144
  Abgenix, Inc.*                                           13,300           155,876
  ABIOMED, Inc.*                                            2,700            33,966
  Advanced Medical Optics, Inc.*                            4,100           174,537
  Aksys Ltd.*                                               3,300            19,239
  Align Technology, Inc.*                                   8,900           169,100
  American Medical Systems Holdings, Inc.*                  5,600           188,720
  Arrow International, Inc.                                 5,200           155,584
  ArthroCare Corp.*                                         3,000            87,240
  Aspect Medical Systems, Inc.*                             3,200            59,104
  AVI BioPharma, Inc.*                                      1,800             4,392
  Bentley Pharmaceuticals, Inc.*                            2,500            34,350
  BioLase Technology, Inc.*                                 2,600            34,996
  Biosite Diagnostics, Inc.*                                2,300           103,316
  Bioveris Corp.*                                           1,800            14,976
  Bone Care International, Inc.*                            2,600            60,892
  Caliper Life Sciences, Inc.                               2,200            10,230
  Candela Corp.*                                            2,700            26,460
  Cantel Medical Corp.*                                       900            19,395
  Cardiac Science, Inc.*                                    8,900            21,805
  CardioDynamics International Corp.*                       4,900            24,745
  Cerus Corp.*                                              1,700             4,080
  Cholestech Corp.*                                         1,700            13,855
  Closure Medical Corp.*                                    1,800            45,198
  Columbia Laboratories, Inc.*                              4,300            14,878
  Compex Technologies, Inc.*                                1,500             9,225
  CONMED, Corp.*                                            3,850   $       105,490
  Cooper Cos., Inc.                                         5,600           353,752
  Cyberonics, Inc.*                                         3,500           116,760
  Cypress Bioscience, Inc.*                                   200             2,664
  Cytyc Corp.*                                              3,700            93,869
  Datascope Corp.                                           1,900            75,411
  DepoMed, Inc.*                                            5,300            26,235
  Diagnostic Products Corp.                                 3,800           166,972
  Digital Angel Corp.*                                        800             2,640
  DJ Orthopedics, Inc.*                                     3,800            87,400
  Encore Medical Corp.*                                     4,300            27,090
  Endocare, Inc.*                                           2,000             5,000
  Endologix, Inc.*                                          1,800             8,802
  EPIX Medical, Inc.*                                       3,600            75,960
  Haemonetics Corp.*                                        4,000           118,600
  Hanger Orthopedic Group, Inc.*                            3,000            35,160
  Hollis-Eden Pharmaceuticals, Inc.*                        2,500            30,125
  I Trax, Inc.*                                               300             1,317
  I-Flow Corp.                                              2,797            33,172
  ICU Medical, Inc.*                                        1,950            65,384
  Illumina, Inc.*                                           3,300            20,955
  Immucor, Inc.*                                            3,275           106,601
  IMPAC Medical Systems, Inc.*                                700            10,241
  Inspire Pharmaceuticals, Inc.*                            5,100            85,272
  Invacare Corp.                                            2,900           129,688
  Kensey Nash Corp.*                                        1,700            58,650
  La Jolla Pharmaceutical Co.*                              5,800            14,094
  Landauer, Inc.                                            1,100            49,126
  Laserscope*                                               3,100            85,405
  Lifecore Biomedical, Inc.*                                1,800            10,980
  Luminex Corp.*                                            3,200            32,192
  Matrixx Initiatives, Inc.*                                1,400            14,266
  Medical Action Industries, Inc.*                            900            16,560
  Mentor Corp.                                              5,600           192,024
  Meridian Bioscience, Inc.                                 2,000            22,158
  Merit Medical Systems, Inc.*                              4,444            70,793
  MGI Pharma, Inc.*                                         7,000           189,070
  Micro Therapeutics, Inc.*                                 2,897            12,254
  Microtek Medical Holdings, Inc.*                          4,200            21,504
  Nastech Pharmaceutical Co., Inc.*                           900             9,180
  NeighborCare, Inc.*                                       5,700           178,581
  Nektar Therapeutics*                                      7,300           145,708
  North American Scientific, Inc.*                            900             7,560
  Noven Pharmaceuticals, Inc.*                              3,500            77,070
  Nutraceutical International Corp.*                        1,300            27,703
  Ocular Sciences, Inc.*                                    3,378           128,364
  OraSure Technologies, Inc.*                               6,100            59,353
  OrthoLogic Corp.*                                         4,500            39,015
  Osteotech, Inc.*                                          1,400             9,086
  Perrigo Co.                                               8,400           159,348
  PolyMedica Corp.                                          4,200           130,368
  Possis Medical, Inc.*                                     2,500            85,375
  PSS World Medical, Inc.*                                  9,400           105,280
  Quidel Corp.*                                             3,900            22,971
  Quinton Cardiology Systmems, Inc.*                        1,200            12,156

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE -- PRODUCTS (CONTINUED)
  ResMed, Inc.*                                             2,600   $       132,496
  Respironics, Inc.*                                        3,000           176,250
  Sola International, Inc.*                                 4,500            77,535
  Sonic Innovations, Inc.*                                  2,200            12,496
  SONUS Pharmaceuticals, Inc.*                              1,600             7,442
  STAAR Surgical Co.*                                       1,900            14,820
  Sybron Dental Specialties, Inc.*                          5,800           173,130
  Synovis Life Technologies, Inc.*                          1,300            13,975
  The Spectranetics Corp.*                                  2,400            13,440
  Theragenics Corp.*                                        1,800             8,316
  Thoratec Corp.*                                           7,302            78,350
  TriPath Imaging, Inc.*                                    4,900            46,109
  Urologix, Inc.*                                           1,400            21,616
  USANA Health Sciences, Inc.*                              2,900            90,132
  Vascular Solutions, Inc.                                  1,400            14,518
  Ventana Medical Systems, Inc.*                            2,400           114,072
  Vital Signs, Inc.                                         1,900            55,176
  West Pharmaceutical Services, Inc.                        2,000            84,600
  Wright Medical Group, Inc.*                               5,000           178,000
  Zila, Inc.*                                               4,000            19,640
  Zoll Medical Corp.*                                       1,300            45,604
                                                                    ---------------
                                                                          6,707,060
                                                                    ---------------

HEALTH CARE -- SERVICES -- 2.9%
  Air Methods Corp.*                                          100               855
  Albany Molecular Research, Inc.*                          3,900            50,427
  Alliance Imaging, Inc.*                                   5,000            22,850
  Allied Healthcare International, Inc.*                    3,400            16,728
  Allscripts Heathcare Solutions, Inc.*                     4,700            36,848
  Amedisys, Inc.*                                           1,500            49,560
  America Service Group, Inc.*                                600            20,850
  American Healthways, Inc.*                                4,900           130,438
  American Medical Security Group, Inc.*                    1,900            51,775
  American Retirement Corp.*                                1,600             8,064
  Amerigroup Corp.*                                         3,500           172,200
  AmSurg Corp.*                                             4,350           109,315
  Angelica Corp.                                              800            20,088
  Beverly Enterprises, Inc.*                               16,000           137,600
  Bio-Reference Laboratories, Inc.*                           800            10,608
  Capital Senior Living Corp.*                              2,000             9,620
  Celera Genomics Group -- Applera Corp.*                     501             5,767
  Centene Corp.*                                            2,750           106,012
  Cerner Corp.*                                             3,200           142,656
  CHRONIMED, Inc.*                                          1,500            12,225
  Covance, Inc.*                                            3,300           127,314
  Curative Health Services, Inc.*                           1,300            11,258
  Discovery Partners International*                         5,000            25,500
  Dynacq Healthcare, Inc.*                                  1,300             7,670
  Genesis HealthCare Corp.*                                 2,600            75,504
  HMS Holdings Corp.*                                       2,500            14,875
  Hooper Holmes, Inc.                                       7,800            44,772
  IDX Systems Corp.*                                        4,500           143,505
  IMPATH, Inc.*                                             1,700             9,350
  Kendle International, Inc.*                               2,300            17,825
  Kindred Healthcare, Inc.*                                 5,500   $       144,925
  LabOne, Inc.*                                             2,600            82,628
  LCA-Vision, Inc.*                                         2,000            58,260
  Matria Healthcare, Inc.*                                  1,000            25,070
  MedCath Corp.*                                            1,500            30,000
  Medical Staffing Network Holdings, Inc.*                  3,300            21,252
  MedQuist, Inc.*                                           4,200            48,090
  MIM Corp.*                                                2,600            22,620
  National Medical Health Card Systems, Inc.*                 907            24,344
  NDCHealth Corp.                                           5,500           127,600
  NovaMed Eyecare, Inc.*                                    1,000             3,450
  Odyssey Healthcare, Inc.*                                 5,450           102,569
  Option Care, Inc.                                         2,350            35,861
  Orthodontic Centers of America, Inc.*                     5,600            45,864
  PAREXEL International Corp.*                              3,900            77,220
  Pediatric Services of America, Inc.*                        200             2,538
  Pediatrix Medical Group, Inc.*                            2,800           195,580
  Prime Medical Services, Inc.*                             1,600            12,704
  Province Healthcare Co.*                                  6,850           117,477
  Psychiatric Solutions, Inc.*                              2,000            49,860
  Quality Systems, Inc.*                                      800            39,272
  RehabCare Group, Inc.*                                    2,100            55,923
  Res-Care, Inc.*                                           2,400            30,480
  Select Medical Corp.                                      9,200           123,464
  SFBC International, Inc.*                                 1,850            57,961
  Sierra Health Services, Inc.*                             3,800           169,860
  Specialty Laboratories, Inc.*                             2,600            23,296
  STERIS Corp.*                                             1,300            29,328
  Sunrise Assisted Living, Inc.                             3,100           121,334
  The TriZetto Group, Inc.*                                 5,100            34,170
  U.S. Physical Therapy, Inc.*                              1,800            24,678
  United Surgical Partners International, Inc.*             3,900           153,933
  US Oncology, Inc.*                                        9,600           141,312
  VCA Antech, Inc.*                                         5,300           237,546
  VitalWorks, Inc.*                                         4,300            14,878
                                                                    ---------------
                                                                          4,077,406
                                                                    ---------------

HOUSEHOLD PRODUCTS -- 0.3%
  American Woodmark Corp.                                   1,000            59,850
  Applica, Inc.                                             2,800            24,920
  Bassett Furniture Industries, Inc.                        1,500            32,640
  Church & Dwight Co., Inc.                                 1,600            73,248
  Craftmade International, Inc.                               200             3,960
  Enesco Group, Inc.*                                       1,500            13,440
  Ethan Allen Interiors, Inc.                                 100             3,552
  Kimball International, Inc. Class B                       3,000            44,250
  Libbey, Inc.                                              1,600            44,416
  Lifetime Hoan Corp.                                       1,000            22,790
  Oneida Ltd.                                               1,500             2,430
  Quaker Fabric Corp.                                       2,400            18,502
  Restoration Hardware, Inc.*                               3,000            21,930
  Salton, Inc.*                                             1,900            10,184
                                                                    ---------------
                                                                            376,112
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS -- SCIENTIFIC -- 0.6%
  Advanced Neuromodulation Systems, Inc.*                   3,200   $       104,960
  Bruker BioSciences Corp.*                                11,938            58,138
  Cepheid, Inc.*                                            5,900            68,086
  Endocardial Solutions, Inc.*                              3,100            32,085
  FEI Co.*                                                  5,300           126,723
  Intuitive Surgical, Inc.*                                 5,400           102,600
  IRIS International, Inc.*                                   600             4,530
  Kyphon, Inc.*                                             6,000           169,080
  Metrologic Instruments, Inc.*                             2,500            49,850
  Microvision, Inc.*                                        1,800            15,120
  SurModics, Inc.*                                          2,600            64,064
  Therma-Wave, Inc.*                                        2,400            11,832
  Vital Images, Inc.*                                         100             1,240
  X-Rite, Inc.                                              2,300            33,442
                                                                    ---------------
                                                                            841,750
                                                                    ---------------

INSURANCE -- 2.2%
  21St Century Insurance Group                             11,100           143,634
  Alfa Corp.                                               10,395           145,530
  Allmerica Financial Corp.*                                5,000           169,000
  American Physicians Capital, Inc.*                        1,300            30,095
  AmerUs Group Co.                                          1,600            66,240
  Argonaut Group, Inc.*                                     3,700            68,191
  Ceres Group, Inc.*                                        4,500            27,630
  Citizens, Inc. Class A                                    4,247            34,825
  CNA Surety Corp.*                                         5,000            54,750
  Crawford & Co. Class A                                      800             3,776
  Crawford & Co. Class B                                    1,300             6,409
  Delphi Financial Group, Inc. Class A                      2,550           113,475
  FBL Financial Group, Inc. Class A                         3,200            90,432
  Financial Industries Corp.*                                 900             8,352
  FPIC Insurance Group, Inc.*                               1,400            34,566
  Harleysville Group, Inc.                                  4,000            75,400
  HCC Insurance Holdings, Inc.                              1,000            33,410
  HealthExtras, Inc.*                                       4,400            72,908
  Hilb, Rogal & Hamilton Co.                                4,300           153,424
  Horace Mann Educators Corp.                               5,700            99,636
  Infinity Property & Casualty Corp.                        3,100           102,300
  LandAmerica Financial Group, Inc.                         2,400            93,432
  Meadowbrook Insurance Group, Inc.*                        1,900            10,070
  Ohio Casualty Corp.*                                      6,100           122,793
  Penn-America Group, Inc.                                  1,400            19,600
  Philadelphia Consolidated Holding Corp.*                  2,900           174,203
  PMA Capital Corp. Class A                                 3,100            27,900
  Presidential Life Corp.                                   4,200            75,684
  ProAssurance Corp.*                                       3,500           119,385
  Reinsurance Group of America, Inc.                          500            20,325
  RLI Corp.                                                 3,200           116,800
  RTW, Inc.*                                                  250             1,610
  Selective Insurance Group, Inc.                           3,300           131,604
  State Auto Financial Corp.                                5,100           156,672
  Stewart Information Services Corp.                        2,500            84,425
  The Commerce Group, Inc.                                  1,400            69,118
  The Navigators Group, Inc.*                               1,500   $        43,335
  The Phoenix Companies, Inc.                              11,300           138,425
  Triad Guaranty, Inc.*                                     1,900           110,580
  Universal American Financial Corp.*                       7,600            83,448
  Vesta Insurance Group, Inc.                               4,700            30,409
  Zenith National Insurance Corp.                             500            24,300
                                                                    ---------------
                                                                          3,188,101
                                                                    ---------------

INTERNET SERVICES -- 3.1%
  1-800-FLOWERS.COM, Inc. Class A*                          3,300            26,862
  Akamai Technologies, Inc.*                                8,900           159,755
  Alloy Online, Inc.*                                       4,300            26,445
  Answerthink, Inc.*                                        4,100            23,493
  Ask Jeeves, Inc.*                                         6,000           234,180
  Autobytel, Inc.*                                          5,100            46,308
  Blue Coat Systems, Inc.*                                  1,400            46,886
  BroadVision, Inc.*                                        3,000            12,606
  CACI International, Inc. Class A*                         4,400           177,936
  CMGI, Inc.*                                               3,200             6,240
  CNET Networks, Inc.*                                     17,500           193,725
  Corillian Corp.*                                          2,200            11,088
  CyberSource Corp.*                                        3,600            30,096
  Digital River, Inc.*                                      4,800           156,624
  DoubleClick, Inc.*                                       15,100           117,327
  Drugstore.com, Inc.*                                      9,600            33,504
  E. piphany, Inc.*                                         9,200            44,436
  Earthlink, Inc.*                                         12,600           130,410
  eCollege.Com*                                             2,200            35,200
  Entrust Technologies, Inc.*                               6,300            28,350
  Equinix, Inc.*                                            2,600            88,244
  F5 Networks, Inc.*                                        5,500           145,640
  FindWhat.com*                                             3,200            74,048
  FreeMarkets, Inc.*                                        7,200            46,944
  GoRemote Internet Communications, Inc.                    1,800             3,312
  GSI Commerce, Inc.*                                       4,900            47,187
  Harris Interactive, Inc.*                                 6,700            45,024
  iGATE Capital Corp.*                                      5,100            20,298
  Interland, Inc.*                                            500             1,405
  iVillage, Inc.*                                           7,300            46,355
  j2 Global Communications, Inc.*                           3,500            97,300
  Jupitermedia Corp.*                                       3,100            43,896
  LookSmart Ltd.*                                          12,100            26,257
  Marimba, Inc.*                                              900             7,317
  MarketWatch.com, Inc.*                                    3,242            38,029
  Modem Media, Inc.*                                        1,200             6,312
  Neoforma, Inc.*                                           2,100            25,494
  Net2Phone, Inc.*                                          4,800            21,744
  Netflix, Inc.*                                            4,800           172,560
  NetRatings, Inc.*                                         4,400            71,676
  Network Engines, Inc.*                                    3,400             9,248
  NIC, Inc.*                                                7,700            55,209
  Overstock.com, Inc.*                                      2,900           113,332
  PC-Tel, Inc.*                                             2,300            27,140
  Priceline.com, Inc.*                                      5,300           142,729
  Quovadx, Inc.*                                            2,000             2,400
  Real Networks, Inc.*                                     25,300           173,052

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SERVICES (CONTINUED)
  Register.com, Inc.*                                       4,400   $        26,224
  Retek, Inc.*                                              6,600            40,524
  RSA Security, Inc.*                                       8,600           176,042
  S1 Corp.*                                                10,200           101,388
  SafeNet, Inc.*                                            3,372            93,337
  SeeBeyond Technology Corp.*                               9,900            37,323
  Selectica, Inc.*                                          3,600            17,100
  SonicWALL, Inc.*                                         10,700            92,020
  Stamps.com, Inc.*                                         3,650            37,194
  Stellent, Inc.*                                           3,100            26,474
  TheStreet.com, Inc.*                                      2,300             8,556
  Tumbleweed Communications Corp.*                          3,800            16,188
  United Online, Inc.*                                      8,950           157,609
  ValueClick, Inc.*                                        11,900           142,562
  Vignette Corp.*                                          16,100            26,726
  WatchGuard Technologies, Inc.*                            3,900            28,158
  WebEx Communications, Inc.*                               6,500           141,440
  webMethods, Inc.*                                         6,200            53,134
  Websense, Inc.*                                           3,500           130,305
  ZixIt Corp.*                                              4,000            31,760
                                                                    ---------------
                                                                          4,477,687
                                                                    ---------------

LEISURE -- 2.1%
  Alliance Gaming Corp.*                                    7,600           130,416
  Ambassadors Group, Inc.                                   1,000            23,510
  AMC Entertainment, Inc.*                                  4,400            67,628
  Ameristar Casinos, Inc.                                   4,000           134,320
  Argosy Gaming Co.*                                        4,100           154,160
  Atari, Inc.*                                             15,400            37,114
  Aztar Corp.*                                              5,200           145,600
  Bally Total Fitness Holding Corp.*                        2,600            13,000
  Bluegreen Corp.*                                          4,100            56,580
  Boca Resorts, Inc. Class A*                               5,400           107,028
  Boyd Gaming Corp.                                         8,400           223,188
  Carmike Cinemas, Inc.                                     1,600            63,120
  Choice Hotels International, Inc.                         4,100           205,656
  Churchill Downs, Inc.                                     1,000            40,700
  Dover Downs Gaming & Entertainment, Inc.                    700             7,875
  Gaylord Entertainment Co.*                                3,922           123,112
  Interstate Hotels & Resorts, Inc.*                        2,700            14,553
  Isle of Capri Casinos, Inc.*                              4,100            71,545
  K2, Inc.*                                                 4,700            73,790
  Magna Entertainment Corp. Class A*                        2,000            11,800
  Mikohn Gaming Corp.*                                      2,400            11,592
  MTR Gaming Group, Inc.*                                   4,000            43,800
  Multimedia Games, Inc.*                                   5,200           139,464
  Nevada Gold & Casinos, Inc.*                              2,000            26,900
  Penn National Gaming, Inc.*                               5,200           172,640
  Pinnacle Entertainment, Inc.*                             5,000            63,050
  Prime Hospitality Corp.*                                  6,300            66,906
  Scientific Games Corp. Class A*                           8,000           153,120
  Shuffle Master, Inc.*                                     3,475           126,177
  Six Flags, Inc.*                                         13,000            94,380
  Speedway Motorsports, Inc.                                3,400   $       113,696
  The Marcus Corp.                                          2,900            50,025
  Topps Co., Inc.                                           4,500            43,650
  Vail Resorts, Inc.*                                       3,900            74,724
  WMS Industries, Inc.*                                     4,500           134,100
                                                                    ---------------
                                                                          3,018,919
                                                                    ---------------

MACHINERY -- 2.2%
  A.O. Smith Corp.                                          2,500            79,475
  Alamo Group, Inc.                                         1,000            15,900
  Albany International Corp. Class A                        3,600           120,816
  Applied Industrial Technologies, Inc.                     2,700            81,324
  Astec Industries, Inc.*                                   2,400            45,192
  Baldor Electric Co.                                       4,900           114,415
  BEI Technologies, Inc.                                    2,100            59,451
  CARBO Ceramics, Inc.                                      2,400           163,800
  Cascade Corp.                                             1,700            53,125
  Columbus McKinnon Corp.*                                  1,600            11,312
  Dril-Quip, Inc.*                                          2,400            44,880
  Flowserve Corp.*                                          6,100           152,134
  FSI International, Inc.*                                  3,500            27,335
  Gardner Denver, Inc.*                                     2,700            75,330
  Gehl Co.*                                                   800            16,200
  Gerber Scientific, Inc.*                                  2,900            20,474
  Global Power Equipment Group, Inc.*                       6,300            50,526
  Graco, Inc.                                               2,775            86,164
  Gulf Islands Fabrication, Inc.                            1,300            28,119
  IDEX Corp.                                                3,900           133,965
  JLG Industries, Inc.                                      6,100            84,729
  Joy Global, Inc.                                          5,900           176,646
  Kadant, Inc.*                                             1,800            41,634
  Kennametal, Inc.                                          1,200            54,960
  Kulicke and Soffa Industries, Inc.*                       7,100            77,816
  Lindsay Manufacturing Co.                                 1,200            28,824
  Lone Star Technologies, Inc.*                             4,000           110,240
  Lufkin Industries, Inc.                                     700            22,386
  Milacron, Inc.                                            3,500            14,000
  National-Oilwell, Inc.*                                     541            17,036
  Powell Industries, Inc.*                                  1,200            20,496
  Presstek, Inc.*                                           4,000            42,040
  Regal-Beloit Corp.                                        3,300            73,458
  Robbins & Myers, Inc.                                     1,700            38,165
  Rofin-Sinar Technologies, Inc.*                           1,700            43,163
  Sauer, Inc.                                               2,700            46,089
  Semitool, Inc.*                                           2,800            31,696
  Stewart & Stevenson Services, Inc.                        4,500            80,640
  Tecumseh Products Co. Class A                             1,700            70,023
  Tennant Co.                                               1,200            49,740
  Terex Corp.*                                              4,400           150,172
  The Manitowoc Co., Inc.                                   4,300           145,555
  The Middleby Corp.                                        1,300            71,006
  Thomas Industries, Inc.                                   2,300            76,360
  Universal Compression Holdings, Inc.*                     4,300           131,924
  Woodward Governor Co.                                     1,800           129,798
                                                                    ---------------
                                                                          3,208,533
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MANUFACTURING -- 1.7%
  Applied Films Corp.*                                      1,900   $        55,138
  AptarGroup, Inc.                                          1,800            78,642
  Briggs & Stratton Corp.                                   2,600           229,710
  CLARCOR, Inc.                                             3,600           164,880
  Cognex Corp.                                              5,300           203,944
  Encore Wire Corp.*                                        2,000            55,140
  Fedders Corp.                                             4,200            18,270
  Foamex International, Inc.*                               2,900            14,123
  Hologic, Inc.*                                            2,600            60,450
  Huffy Corp.*                                              1,700             1,955
  Jacuzzi Brands, Inc.*                                    10,500            84,630
  JAKKS Pacific, Inc.*                                      3,800            79,002
  Lennox International, Inc.                                7,100           128,510
  Mykrolis Corp.*                                           6,600           114,972
  Nanophase Technologies Corp.*                             1,300             9,711
  Nordson Corp.                                             4,500           195,165
  Polaris Industries, Inc.                                  1,000            48,000
  Quanex Corp.                                              2,500           121,750
  Quixote Corp.                                               900            18,045
  Rayovac Corp.*                                            5,500           154,550
  SonoSite, Inc.*                                           2,000            47,820
  Steinway Musical Instruments, Inc.*                         900            31,581
  The Brink's Co.                                           6,000           205,500
  TTM Technologies, Inc.*                                   5,700            67,545
  Varco International, Inc.*                                1,000            21,890
  Varian, Inc.*                                             3,900           164,385
  Wabtec Corp.                                              6,500           117,260
                                                                    ---------------
                                                                          2,492,568
                                                                    ---------------

METALS & MINING -- 1.2%
  AMCOL International Corp.                                 3,900            73,905
  Arch Coal, Inc.                                           1,900            69,521
  Brush Engineered Materials, Inc.*                         2,200            41,580
  Canyon Resources Corp.*                                   3,400            13,226
  Century Aluminum Co.                                      4,700           116,513
  CIRCOR International, Inc.                                1,700            34,663
  Cleveland-Cliffs, Inc.*                                   1,400            78,946
  Coeur d'Alene Mines Corp.*                               32,100           130,968
  Commercial Metals Co.                                     4,100           133,045
  Commonwealth Industries, Inc.                             2,100            21,714
  Generale Cable Corp.*                                     5,100            43,605
  Hecla Mining Co.*                                        17,300            98,610
  Intermet Corp.                                            2,300             9,890
  Kaydon Corp.                                              4,200           129,906
  Liquidmetal Technologies, Inc.*                             500               710
  Massey Energy Co.                                         6,400           180,544
  Metals USA, Inc.*                                         2,200            39,336
  MSC Industrial Direct Co., Inc. Class A                   2,000            65,680
  Mueller Industries, Inc.                                  3,500           125,300
  Royal Gold, Inc.                                          2,100            29,757
  RTI International Metals, Inc.*                           2,900            46,255
  Stillwater Mining Co.*                                   10,800           162,108
  USEC, Inc.                                               11,200            98,224
  Wolverine Tube, Inc.*                                     1,500            16,350
                                                                    ---------------
                                                                          1,760,356
                                                                    ---------------

MULTIMEDIA -- 0.3%
  Emmis Communications Corp. Class A*                       5,100   $       106,998
  LodgeNet Entertainment Corp.*                             1,500            24,750
  Macrovision Corp.*                                        6,900           172,707
  Martha Stewart Living Omnimedia, Inc.
    Class A*                                                1,900            17,100
  Media General, Inc. Class A                                 400            25,688
  Pegasus Communications Corp.*                               500            12,230
  The Liberty Corp.                                         2,200           103,290
  Young Broadcasting, Inc. Class A*                         2,300            30,245
                                                                    ---------------
                                                                            493,008
                                                                    ---------------

OFFICE EQUIPMENT -- 0.1%
  Global Imaging Systems, Inc.*                             3,500           128,310
  IKON Office Solutions, Inc.                               6,800            77,996
                                                                    ---------------
                                                                            206,306
                                                                    ---------------

OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Ennis Business Forms, Inc.                                1,600            31,200
  Interface, Inc.*                                          6,000            52,380
  Standard Register Co.                                     2,800            33,320
                                                                    ---------------
                                                                            116,900
                                                                    ---------------

OIL & GAS -- 4.4%
  AGL Resources, Inc.                                       1,100            31,955
  Aquila, Inc.*                                            27,400            97,544
  Atmos Energy Corp.                                        5,700           145,920
  ATP Oil & Gas Corp.*                                      2,800            21,476
  Atwood Oceanics, Inc.*                                    1,900            79,325
  Berry Petroleum Co. Class A                               3,000            88,230
  Brigham Exploration Co.*                                  5,200            47,736
  Cabot Oil & Gas Corp. Class A                             4,200           177,660
  Cal Dive International, Inc.*                             5,700           172,824
  Callon Petroleum Co.*                                     1,800            25,668
  Carrizo Oil & Gas, Inc.*                                  2,000            20,420
  Cheniere Energy, Inc.*                                    2,300            45,011
  Cimarex Energy Co.*                                       1,200            36,276
  Clayton Williams Energy, Inc.*                              900            21,510
  Comstock Resources, Inc.*                                 4,900            95,354
  Denbury Resources, Inc.*                                  6,600           138,270
  Edge Petroleum Corp.*                                     1,400            23,800
  Encore Aquisition Co.*                                    3,900           108,810
  Energen Corp.                                             2,400           115,176
  Energy Partners Ltd.*                                     4,900            74,970
  EnergySouth, Inc.                                           400            16,008
  Evergreen Resources, Inc.*                                3,900           157,560
  Forest Oil Corp.*                                         2,850            77,862
  Frontier Oil Corp.                                        3,500            74,165
  Giant Industries, Inc.*                                   1,200            26,400
  Goodrich Petroleum Corp.*                                 2,500            20,725
  Grey Wolf, Inc.*                                         27,900           118,296
  Hanover Compressor Co.*                                  12,000           142,800
  Harvest Natural Resources, Inc.*                          4,600            68,586
  Helmerich & Payne, Inc.                                   4,600           120,290
  Holly Corp.                                               1,600            59,840
  Horizon Offshore, Inc.*                                   1,900             1,881
  Houston Exploration Co.*                                  2,700           139,968

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS (CONTINUED)
  Hydril Co.*                                               2,200   $        69,300
  KCS Energy, Inc.*                                         7,800           103,896
  Kerr-McGee Corp.                                            381            20,463
  Key Energy Services, Inc.*                               14,400           135,936
  Magnum Hunter Resources, Inc.*                            9,600            99,648
  Matrix Service Co.*                                       1,400            12,810
  McMoRan Exploration Co.*                                  2,100            32,718
  Mission Resources Corp.*                                  5,300            30,210
  NATCO Group, Inc. Class A*                                2,200            16,962
  New Jersey Resources Corp.                                3,250           135,135
  Newpark Resources, Inc.*                                 11,200            69,440
  Oceaneering International, Inc.*                          3,200           109,600
  Oil States International, Inc.*                           6,800           104,040
  ONEOK, Inc.                                               3,000            65,970
  Parallel Petroleum Corp.*                                 2,800            14,199
  Parker Drilling Co.*                                     11,200            42,784
  Patina Oil & Gas Corp.                                    5,312           158,669
  Penn Virginia Corp.                                       2,600            93,886
  Petroleum Development Corp.*                              1,900            52,098
  Piedmont Natural Gas Co., Inc.                            1,300            55,510
  Plains Exploration & Production Co.*                      7,757           142,341
  Plains Resources, Inc.*                                   3,400            57,630
  Prima Energy Corp.*                                       1,950            77,161
  Range Resources Corp.                                     9,100           132,860
  Remington Oil & Gas Corp.*                                3,800            89,680
  SEACOR SMIT, Inc.*                                        2,500           109,825
  SEMCO Energy, Inc.                                        2,800            16,296
  Southern Union Co.                                        4,572            96,378
  Southwestern Energy Co.*                                  4,300           123,281
  Spinnaker Exploration Co.*                                3,700           145,706
  St. Mary Land & Exploration Co.                           3,800           135,470
  Stone Energy Corp.*                                       2,937           134,162
  Superior Energy Services, Inc.*                          10,400           104,520
  Swift Energy Co.*                                         4,200            92,652
  Tesoro Petroleum Corp.*                                   7,100           195,960
  The Meridian Resource Corp.*                             10,200            70,788
  TransMontaigne, Inc.*                                     3,600            19,368
  Trico Marine Services, Inc.*                              3,100             1,395
  UGI Corp.                                                 2,400            77,040
  Unit Corp.*                                               4,800           150,960
  Vintage Petroleum, Inc.                                   9,700           164,609
  W-H Energy Services, Inc.*                                3,800            74,480
  Western Gas Resources, Inc.                               2,600            84,448
                                                                    ---------------
                                                                          6,312,600
                                                                    ---------------

PAPER & RELATED PRODUCTS -- 0.3%
  American Greetings Corp. Class A*                         3,600            83,448
  Louisiana-Pacific Corp.                                   8,400           198,660
  Potlatch Corp.                                            3,500           145,740
                                                                    ---------------
                                                                            427,848
                                                                    ---------------

PERSONAL CARE -- 0.3%
  Chattem, Inc.*                                            2,900            83,723
  Elizabeth Arden, Inc.*                                    3,800            79,952
  Nature's Sunshine Products, Inc.                          1,700            24,208
  Nu Skin Enterprises, Inc. Class A                         8,400   $       212,688
  Revlon, Inc. Class A*                                    26,300            77,585
                                                                    ---------------
                                                                            478,156
                                                                    ---------------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  American Science & Engineering, Inc.*                       800            16,736
  Concord Camera Corp.*                                     2,700             8,910
  Lexar Media, Inc.*                                       11,800            78,824
                                                                    ---------------
                                                                            104,470
                                                                    ---------------

PUBLISHING -- 0.6%
  Cadmus Communications Corp.                               1,000            14,750
  Hollinger International, Inc. Class A                     8,700           146,073
  Information Holdings, Inc.*                               2,700            73,899
  Journal Register Co.*                                     6,700           134,000
  Playboy Enterprises, Inc. Class B*                        4,200            48,762
  PRIMEDIA, Inc.*                                          41,200           114,536
  ProQuest Co.*                                             4,000           109,000
  Pulitzer, Inc.                                              900            44,010
  Scholastic Corp.*                                         5,600           167,720
  Thomas Nelson, Inc.                                       1,400            31,836
                                                                    ---------------
                                                                            884,586
                                                                    ---------------

REAL ESTATE -- 0.4%
  Avatar Holdings, Inc.*                                      500            20,800
  Corrections Corp. of America*                             4,600           181,654
  HomeStore.com, Inc.*                                     15,800            63,042
  Jones Lang LaSalle, Inc.*                                 4,100           111,110
  LNR Property Corp.                                        2,400           130,200
  Trammell Crow Co.*                                        4,500            63,450
                                                                    ---------------
                                                                            570,256
                                                                    ---------------

RESTAURANTS -- 1.4%
  AFC Enterprises, Inc.*                                    2,800            60,200
  Applebee's International, Inc.                            2,475            56,975
  Bob Evans Farms, Inc.                                     3,700           101,306
  Buca, Inc.*                                               1,500             7,995
  California Pizza Kitchen, Inc.*                           2,600            49,816
  CBRL Group, Inc.                                          1,200            37,020
  CEC Entertainment, Inc.*                                  5,650           166,731
  Champps Entertainment, Inc.*                                500             4,130
  Checkers Drive-In Restaurants, Inc.*                      1,000            11,550
  Chicago Pizza & Brewery, Inc.*                            2,300            34,983
  CKE Restaurants, Inc.*                                    8,700           115,971
  Dave & Buster's, Inc.*                                    1,400            26,306
  Famous Dave's of America, Inc.*                           1,145             8,794
  IHOP Corp.                                                2,700            96,552
  Jack in the Box, Inc.*                                    4,700           139,590
  Landry's Seafood Restaurants, Inc.                        3,900           116,571
  Lone Star Steakhouse & Saloon, Inc.                       3,200            87,008
  Luby's, Inc.*                                             3,000            20,730
  O' Charley's, Inc.*                                       3,000            51,570
  P.F. Chang's China Bistro, Inc.*                          4,100           168,715
  Papa John's International, Inc.*                          2,500            73,850
  RARE Hospitality International, Inc.*                     5,409           134,684
  Ruby Tuesday, Inc.                                        1,200            32,940
  Ryan's Restaurant Group, Inc.*                            6,300            99,540

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RESTAURANTS (CONTINUED)
  Sonic Corp.*                                              7,650   $       174,037
  The Steak n Shake Co.*                                    4,100            74,702
  Total Entertainment Restaurant Corp.*                       900            12,177
  Worldwide Restaurant Concepts, Inc.                         900             3,141
                                                                    ---------------
                                                                          1,967,584
                                                                    ---------------

RETAIL -- FOOD -- 0.4%
  Calavo Growers, Inc.                                        900            11,653
  Ingles Markets, Inc.                                      1,100            12,287
  Pathmark Stores, Inc.*                                    3,700            28,194
  Ruddick Corp.                                             5,600           125,720
  Smart & Final, Inc.*                                      3,600            43,272
  The Great Atlantic & Pacific Tea Co., Inc.*               4,100            31,406
  Weis Markets, Inc.                                        3,100           108,655
  Wild Oats Markets, Inc.*                                  3,900            54,873
  Winn-Dixie Stores, Inc.                                  19,800           142,560
                                                                    ---------------
                                                                            558,620
                                                                    ---------------

RETAIL -- GENERAL -- 0.6%
  7-Eleven, Inc.*                                           8,400           149,940
  Bebe stores, Inc.*                                        6,200           124,000
  Casey's General Stores, Inc.                              6,974           127,624
  Duane Reade, Inc.*                                        2,400            39,192
  Electronics Boutique Holdings Corp.*                      3,600            94,824
  Fred's, Inc.                                              6,287           138,880
  Longs Drug Stores Corp.                                   4,900           116,963
  ShopKo Stores, Inc.*                                      4,400            62,216
  The Pantry, Inc.*                                         3,000            65,400
                                                                    ---------------
                                                                            919,039
                                                                    ---------------

RETAIL -- SPECIALTY -- 4.6%
  A.C. Moore Arts & Crafts, Inc.*                           3,000            82,530
  Action Performance Cos., Inc.                             2,000            30,140
  Aeropostale, Inc.*                                        7,350           197,788
  America's Car-Mart, Inc.*                                   700            21,021
  American Eagle Outfitters, Inc.*                          4,300           124,313
  AnnTaylor Stores Corp.*                                   4,275           123,889
  Blair Corp.                                               1,000            28,900
  Brookstone, Inc.*                                         2,550            51,128
  Burlington Coat Factory Warehouse Corp.                   5,800           111,940
  Cache, Inc.*                                              1,800            24,318
  Callaway Golf Co.                                        10,500           119,070
  Casual Male Retail Group, Inc.*                           4,100            29,930
  Charlotte Russe Holding, Inc.*                            3,200            68,416
  Children's Place Retail Stores, Inc.*                     3,500            82,320
  Christopher & Banks Corp.                                 5,437            96,289
  Claire's Stores, Inc.                                     6,600           143,220
  Coldwater Creek, Inc.*                                    2,475            65,513
  Copart, Inc.*                                             8,050           214,935
  Cost Plus, Inc.*                                          3,297           106,988
  Deb Shops, Inc.                                           1,900            45,714
  Finlay Enterprises, Inc.*                                 1,200            22,584
  First Cash Financial Services, Inc.*                      1,950            41,496
  Footstar, Inc.*                                           1,400             8,400
  Friedman's, Inc. Class A                                  1,600             5,072
  Galyan's Trading Co.*                                     1,900   $        31,692
  GameStop Corp.*                                           2,500            38,050
  Genesco, Inc.*                                            3,000            70,890
  Goody's Family Clothing, Inc.                             3,300            34,221
  Group 1 Automotive, Inc.*                                 3,000            99,630
  GTSI Corp.*                                               2,500            28,625
  Guitar Center, Inc.*                                      4,400           195,668
  Hancock Fabrics, Inc.                                     1,700            21,675
  Hibbett Sporting Goods, Inc.*                             3,900           106,665
  Hollywood Entertainment Corp.*                            9,700           129,592
  Hot Topic, Inc.*                                          6,775           138,820
  J. Jill Group, Inc.*                                      2,750            64,872
  Jo-Ann Stores, Inc.*                                      3,000            88,200
  Jos. A. Bank Clothiers, Inc.*                             1,200            37,668
  K-Swiss, Inc. Class A                                     4,300            86,903
  Kenneth Cole Productions, Inc. Class A                    1,700            58,259
  La-Z-Boy, Inc.                                            6,800           122,264
  Linens 'n Things, Inc.*                                   3,100            90,861
  MarineMax, Inc.*                                          2,300            65,964
  Mothers Work, Inc.*                                         400             8,228
  Movado Group, Inc.                                        2,000            34,500
  Movie Gallery, Inc.                                       4,396            85,942
  NBTY, Inc.*                                               2,100            61,719
  Pacific Sunwear of California, Inc.*                      6,675           130,630
  Party City Corp.*                                         1,700            21,233
  Payless ShoeSource, Inc.*                                 9,500           141,645
  PC Connection, Inc.*                                      2,000            13,160
  PC Mall, Inc.*                                            1,200            22,656
  Pep Boys -- Manny, Moe & Jack                             5,400           136,890
  Pier 1 Imports, Inc.                                      1,900            33,611
  RC2 Corp.*                                                2,800            99,400
  Regis Corp.                                               3,900           173,901
  Retail Ventures, Inc.*                                    3,700            28,638
  Rex Stores Corp.*                                         1,575            19,294
  Select Comfort Corp.*                                     5,500           156,200
  Sharper Image Corp.*                                      2,400            75,336
  Shoe Carnival, Inc.*                                      1,200            18,012
  Sonic Automotive, Inc. Class A                            4,000            88,600
  Sotheby's Holdings, Inc. Class A*                         6,700           106,932
  Stage Stores, Inc.*                                       1,900            71,554
  Stein Mart, Inc.*                                         6,730           109,430
  Systemax, Inc.*                                           4,400            29,480
  TBC Corp.*                                                3,300            78,540
  The Bombay Co., Inc.*                                     3,600            22,068
  The Bon-Ton Stores, Inc.                                  1,600            23,456
  The Boyds Collection Ltd.*                                7,400            24,568
  The Buckle, Inc.                                          1,700            48,025
  The Cato Corp. Class A                                    2,900            65,105
  The Dress Barn, Inc.*                                     4,100            70,192
  The Gymboree Corp.*                                       3,900            59,904
  The Men's Wearhouse, Inc.*                                4,400           116,116
  The Nautilus Group, Inc.                                  4,600            89,746
  The Sports Authority, Inc.*                               3,521           126,404
  Too, Inc.*                                                4,800            80,160
  Tractor Supply Co.*                                       3,600           150,552
  Transport World Entertainment Corp.*                      5,400            54,108

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL -- SPECIALTY (CONTINUED)
  Tuesday Morning Corp.*                                    5,300   $       153,700
  Tweeter Home Entertainment Group, Inc.*                   1,900            10,260
  Urban Outfitters, Inc.*                                   4,600           280,186
  West Marine, Inc.*                                        2,900            77,865
  Wet Seal, Inc.*                                           2,475            12,944
  Whitehall Jewellers, Inc.*                                1,700            12,716
  Wilsons The Leather Experts, Inc.*                        1,900             7,391
                                                                    ---------------
                                                                          6,587,430
                                                                    ---------------

STEEL -- 1.1%
  AK Steel Holding Corp.*                                  16,300            85,901
  Allegheny Technologies, Inc.                             11,300           203,965
  Carpenter Technology Corp.                                3,400           115,770
  Material Sciences Corp.                                     900             9,585
  Maverick Tube Corp.*                                      6,400           168,064
  NS Group, Inc.*                                           2,300            37,812
  Oregon Steel Mills, Inc.*                                 3,500            51,590
  Reliance Steel & Aluminum Co.                             3,900           157,248
  Ryerson Tull, Inc.                                        3,200            50,816
  Schnitzer Steel Industries, Inc. Class A                  4,750           161,310
  Steel Dynamics, Inc.*                                     5,400           154,602
  Steel Technologies, Inc.                                  1,900            41,952
  The Timken Co.                                            2,400            63,576
  Valmont Industries, Inc.                                  3,600            82,440
  Worthington Industries, Inc.                              6,000           123,180
                                                                    ---------------
                                                                          1,507,811
                                                                    ---------------

TELECOMMUNICATIONS -- 2.2%
  Anaren Microwave, Inc.*                                   2,900            47,386
  APAC Telecommunications Corp.*                            6,900            11,937
  Arch Wireless, Inc. Class A*                              2,700            76,923
  Aware, Inc.*                                              2,700            10,665
  Boston Communications Group, Inc.*                        2,100            21,525
  C-Cor.net Corp.*                                          5,200            53,508
  Carrier Access Corp.*                                     4,700            56,024
  CellStar Corp.*                                           2,400            17,664
  Centennial Communications Corp. Class A*                  9,500            67,925
  Cincinnati Bell, Inc.*                                   36,800           163,392
  Commonwealth Telephone Enterprises, Inc.*                 3,200           143,264
  CommScope, Inc.*                                          8,000           171,600
  Comtech Telecommunications Corp.*                         1,650            37,224
  CT Communications, Inc.                                   1,900            28,595
  D&E Communications, Inc.                                  1,700            22,814
  EMS Technologies, Inc.*                                   1,300            25,259
  General Communication, Inc. Class A*                      6,700            53,198
  Glenayre Technologies, Inc.*                              5,000            11,500
  GulfMark Offshore, Inc.*                                  2,200            34,716
  Harmonic, Inc.*                                          10,000            85,200
  Hickory Tech Corp.                                          700             7,077
  IDT Corp.*                                                2,500            45,075
  IDT Corp. Class B*                                        1,600            29,504
  Inet Technologies, Inc.*                                  5,600            69,832
  Infonet Services Corp. Class B*                           5,000   $         8,750
  InfoSpace, Inc.*                                          4,800           182,592
  InterDigital Communications Corp.*                        8,600           161,766
  Intrado, Inc.*                                            2,400            38,616
  LCC International, Inc. Class A*                          1,200             5,880
  Lightbridge, Inc.*                                        3,100            17,360
  Metro One Telecommunications, Inc.*                       4,100             6,027
  MRV Communications, Inc.*                                10,900            29,866
  NMS Communications Corp.*                                 6,300            46,494
  Plantronics, Inc.*                                        5,000           210,500
  Powerwave Technologies, Inc.*                             8,900            68,530
  Price Communications Corp.                                7,925           116,973
  Primus Telecommunications Group, Inc.*                   13,500            68,580
  PTEK Holdings, Inc.*                                      9,300           107,229
  RCN Corp.*(a)                                             5,000               650
  RF Micro Devices, Inc.*                                   5,000            37,500
  Spherix, Inc.*                                            1,400             7,140
  SR Telecom, Inc.*                                           255               933
  SureWest Communications                                   1,908            60,293
  Sycamore Networks, Inc.*                                 27,100           114,633
  SymmetriCom, Inc.*                                        5,684            50,588
  Talk America Holdings, Inc.*                              3,066            23,516
  Telular Corp.*                                              500             3,595
  Time Warner Telecom, Inc. Class A*                        5,400            22,626
  Tollgrade Communications, Inc.*                           1,200            12,744
  Triton PCS Holdings, Inc. Class A*                        7,300            31,828
  UbiquiTel, Inc.*                                         11,300            47,686
  US LEC Corp. Class A*                                     4,200            17,052
  Westell Technologies, Inc. Class A*                       6,900            35,190
  Western Wireless Corp. Class A*                           9,800           283,318
  Wireless Facilities, Inc.*                               10,900           107,147
                                                                    ---------------
                                                                          3,217,409
                                                                    ---------------

TEXTILE & APPAREL -- 1.4%
  Ashworth, Inc.*                                           2,000            16,620
  Brown Shoe Co., Inc.                                      2,700           110,511
  Charming Shoppes, Inc.*                                  13,600           121,448
  Cherokee, Inc.                                              700            17,563
  Columbia Sportswear Co.*                                    750            40,965
  Culp, Inc.*                                               1,500            11,670
  Cutter & Buck, Inc.                                       1,200            12,360
  DHB Industries, Inc.*                                     6,500            98,670
  G & K Services, Inc. Class A                              2,500           100,475
  Guess?, Inc.*                                             6,600           106,260
  Haggar Corp.                                                800            16,120
  Kellwood Co.                                              3,300           143,715
  Oakley, Inc.                                             11,000           142,340
  Oshkosh B' Gosh, Inc. Class A                             1,400            34,958
  Oxford Industries, Inc.                                   2,600           113,256
  Perry Ellis International, Inc.*                            800            20,208
  Phillips-Van Heusen Corp.                                 4,000            77,000
  Quiksilver, Inc.*                                         6,700           159,527
  Reebok International Ltd.                                 1,100            39,578
  Russell Corp.                                             4,400            79,024
  Skechers U.S.A., Inc. Class A*                            1,900            24,700
  Steven Madden Ltd.*                                       1,400            27,958
  Stride Rite Corp.                                         5,100            56,253

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TEXTILE & APPAREL (CONTINUED)
  The Dixie Group, Inc.*                                    1,200   $        14,208
  The Finish Line, Inc. Class A*                            2,800            84,476
  The Warnaco Group, Inc.*                                  6,400           136,128
  Unifi, Inc.*                                              4,300            12,599
  Vans, Inc.*                                               1,800            36,990
  Wolverine World Wide, Inc.                                5,900           154,875
                                                                    ---------------
                                                                          2,010,455
                                                                    ---------------

TIRES & RUBBER -- 0.1%
  Cooper Tire & Rubber Co.                                  1,800            41,400
  Goodyear Tire & Rubber Co.*                              12,100           109,989
                                                                    ---------------
                                                                            151,389
                                                                    ---------------

TOBACCO -- 0.0%
  DIMON, Inc.                                               4,300            24,596
  Standard Commercial Corp.                                 1,500            27,075
                                                                    ---------------
                                                                             51,671
                                                                    ---------------

TOOLS -- HAND HELD -- 0.2%
  Toro Co.                                                  3,200           224,224
                                                                    ---------------
TRANSPORTATION -- 2.0%
  ABX Air, Inc.*                                            4,300            29,369
  Alexander & Baldwin, Inc.                                 2,500            83,625
  Arkansas Best Corp.                                       3,100           102,052
  Celadon Group, Inc.*                                      1,200            21,120
  Covenant Transport, Inc. Class A*                         1,300            22,217
  Dynamex, Inc.*                                            1,100            15,301
  EGL, Inc.*                                                6,600           175,560
  Forward Air Corp.*                                        3,200           119,680
  Frozen Food Express Industries, Inc.*                     1,900            13,034
  GATX Corp.                                                6,000           163,200
  Genesee & Wyoming, Inc. Class A*                          2,550            60,435
  Heartland Express, Inc.                                   6,962           190,480
  Interpool, Inc.                                           2,700            44,685
  J.B. Hunt Transport Services, Inc.                        7,000           270,060
  Kansas City Southern Industries, Inc.*                    8,715           135,083
  Kirby Corp.*                                              3,400           132,260
  Knight Transportation, Inc.*                              5,200           149,396
  Landstar Systems, Inc.*                                   3,900           206,193
  Maritrans, Inc.                                           1,100            16,555
  Offshore Logistics, Inc.*                                 3,200            89,984
  Old Dominion Freight Line, Inc.*                          3,435           101,264
  Overseas Shipholding Group, Inc.                          3,800           167,694
  P.A.M. Transportation Services, Inc.*                     1,100            21,010
  RailAmerica, Inc.*                                        4,600            67,160
  Ryder System, Inc.                                          600            24,042
  SCS Transportation, Inc.*                                 1,800            47,502
  Seabulk International, Inc.*                              2,500            20,625
  Stonepath Group, Inc.*                                    3,500             7,490
  Swift Transportation Co., Inc.*                             680            12,206
  USA Truck, Inc.*                                          1,000            12,090
  USF Corp.                                                 3,850   $       135,250
  Werner Enterprises, Inc.                                  2,375            50,113
  Yellow Roadway Corp.*                                     5,392           214,925
                                                                    ---------------
                                                                          2,921,660
                                                                    ---------------

UTILITIES -- 1.8%
  Allegheny Energy, Inc.*                                   5,000            77,050
  Avista Corp.                                              6,300           116,046
  Black Hills Corp.                                         3,900           122,850
  California Water Service Group                            2,400            66,120
  Cascade Natural Gas Corp.                                 1,200            26,484
  Central Vermont Public Service Corp.                      1,500            30,735
  CH Energy Group, Inc.                                     2,200           102,168
  Chesapeake Utilities Corp.                                  600            13,620
  Cleco Corp.                                               6,200           111,476
  CMS Energy Corp.                                         10,300            94,039
  Dynegy, Inc. Class A*                                    13,900            59,214
  El Paso Electric Co.*                                     7,400           114,256
  Empire District Electric Co.                              3,300            66,363
  FuelCell Energy, Inc.*                                    7,600            88,768
  Green Mountain Power Corp.                                  800            20,880
  IDACORP, Inc.                                             4,600           124,200
  Ionics, Inc.*                                             3,100            87,575
  MGE Energy, Inc.                                          2,800            91,364
  Middlesex Water Co.                                         999            19,361
  Northwest Natural Gas Co.                                 4,100           125,050
  NUI Corp.                                                 2,900            42,340
  Otter Tail Power Co.                                      3,614            97,072
  Peoples Energy Corp.                                        700            29,505
  PNM Resources, Inc.                                       6,150           127,735
  Reliant Resources, Inc.*                                  5,000            54,150
  Sierra Pacific Resources                                 16,400           126,444
  Southwest Gas Corp.                                       4,700           113,411
  Southwest Water Co.                                       1,836            22,987
  The Laclede Group, Inc.                                   2,900            79,489
  UIL Holdings Corp.                                        2,200           107,118
  Unisource Energy Corp.                                    5,000           124,250
  Unitil Corp.                                                500            13,175
  WGL Holdings, Inc.                                        1,000            28,720
  WPS Resources Corp.                                       1,200            55,620
                                                                    ---------------
                                                                          2,579,635
                                                                    ---------------

WASTE MANAGEMENT -- 0.3%
  Casella Waste Systems, Inc. Class A*                      3,400            44,710
  Clean Harbors, Inc.*                                      1,200            11,376
  Darling International, Inc.*                              6,200            26,040
  IMCO Recycling, Inc.*                                     1,700            22,474
  Stericycle, Inc.*                                         3,200           165,568
  Waste Connections, Inc.*                                  4,650           137,919
                                                                    ---------------
                                                                            408,087
                                                                    ---------------

  TOTAL COMMON STOCKS
    (Identified Cost $106,570,474)                                      140,976,422
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
WARRANTS -- 0.0%
OIL & GAS -- 0.0%
  Magnum Hunter Resources, Inc. expires 03/21/05*             580   $           290
                                                                    ---------------
  TOTAL WARRANTS
   (Identified Cost $586)                                                       290
                                                                    ---------------

SHORT-TERM INVESTMENTS -- 2.0%
OTHER -- 2.0%
  SSgA Government Money Market Fund                           691               691
  SSgA Money Market Fund                                2,922,301         2,922,301
                                                                    ---------------
  TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $2,922,992)                                           2,922,992
                                                                    ---------------

TOTAL INVESTMENTS -- 100.6%
  (IDENTIFIED COST $109,494,052)#                                       143,899,704
  Liabilities, Less Cash and
    Other Assets -- (0.6%)                                                 (867,517)
                                                                    ---------------
NET ASSETS -- 100%                                                  $   143,032,187
                                                                    ===============

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2004, the aggregate cost of investment securities for income tax purposes was $109,647,489. Net unrealized appreciation aggregated $34,252,215 of which $40,813,053 related to appreciated investment securities and $6,560,838 related to depreciated investment securities.
(a)  Bankrupt security/delisted.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA INTERNATIONAL HBTM FUND
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2004

                                                         FACE
                                                        AMOUNT          VALUE+
-----------------------------------------------------------------------------------
BONDS AND NOTES -- 0.0%
UNITED KINGDOM -- 0.0%
  Duelguide Plc, 1.000%, 4/30/14(b)                  $     15,202   $        27,560
                                                                    ---------------

  TOTAL BONDS AND NOTES
   (Identified Cost $27,799)                                                 27,560
                                                                    ---------------

                                                        SHARES
                                                     ------------
COMMON STOCKS -- 97.9%
AUSTRALIA -- 4.3%
  Amcor Ltd.                                               72,749           352,458
  AMP Ltd.                                                237,052         1,043,025
  Ansell Ltd.                                              31,286           168,321
  APN News & Media Ltd.                                    32,743            96,046
  AWB Ltd.                                                 45,306           145,494
  AXA Asia Pacific Holdings Ltd.                          323,615           755,814
  BHP Steel Ltd.                                          140,605           658,731
  Boral Ltd.                                              108,608           487,687
  Brambles Industries Ltd.                                 97,659           407,297
  Caltex Australia Ltd.                                    60,104           385,614
  Commonwealth Bank of Australia                           23,743           537,692
  CSR Ltd.                                                177,338           273,654
  Downer EDI Ltd.                                          52,169           116,041
  Insurance Australia Group Ltd.                           97,011           337,162
  Lend Lease Corp. Ltd.                                    76,320           545,354
  Lion Nathan Ltd.                                         99,368           468,299
  Mayne Nickless Ltd.                                     123,429           292,563
  Mirvac Group                                            129,565           387,261
  National Australia Bank Ltd.                             10,187           211,296
  OneSteel Ltd.                                            68,123           117,907
  Orica Ltd.                                               33,866           355,458
  Origin Energy Ltd.                                       75,939           297,708
  PaperlinX Ltd.                                           82,826           279,226
  Qantas Airways Ltd.                                     354,147           866,510
  QBE Insurance Group Ltd.                                 13,770           122,515
  Rinker Group Ltd.                                       104,850           586,694
  Rio Tinto Ltd.                                            6,531           163,202
  Santos Ltd.                                             108,707           523,646
  Seven Network Ltd.                                       42,091           150,676
  Southcorp Ltd.                                          138,478           302,244
  St. George Bank Ltd.                                     10,859           166,209
  Wesfarmers Ltd.                                           2,761            56,424
  WMC Resources Ltd.                                      222,293           760,218
                                                                    ---------------
                                                                         12,418,446
                                                                    ---------------

AUSTRIA -- 0.3%
  Bank Austria Creditanstalt                                1,801           105,741
  Boehler-Uddeholm AG                                         803            66,709
  Flughafen Wien AG                                           630            36,375
  OMV AG                                                      958           186,722
  Telekom Austria AG                                        9,800           149,814
  Voest-Alpine Stahl AG                                     5,900           291,065
                                                                    ---------------
                                                                            836,426
                                                                    ---------------

BELGIUM -- 1.3%
  Ackermans & van Haaren NV                                   937            24,539
  Algemene Maatschappij voor
    Nijverheidskredit NV (Almanij)                         18,400   $     1,099,359
  Banque Nationale de Belgique (BNB)                           90           292,490
  Bekaert NV                                                3,700           213,405
  Cofinimmo                                                   248            33,562
  Delhaize Group                                            9,463           484,705
  Dexia                                                     9,049           150,348
  Fortis                                                   22,000           487,727
  S.A. D'Ieteren NV                                           154            32,528
  Solvay SA                                                 4,700           384,152
  Tessenderlo Chemie NV                                     6,100           217,340
  Umicore                                                     210                33
  Union Miniere SA                                          4,410           277,992
                                                                    ---------------
                                                                          3,698,180
                                                                    ---------------

CANADA -- 0.0%
  Alcan, Inc.                                               1,469            60,487
                                                                    ---------------

DENMARK -- 1.3%
  Carlsberg A/S                                             6,925           366,576
  Codan A/S                                                 6,170           264,929
  Danisco A/S                                               5,730           295,806
  Danske Bank                                              55,903         1,326,160
  Jyske Bank A/S                                            4,170           238,850
  Rockwool International AS                                 1,850            81,861
  Sydbank AS                                                  580            85,073
  TDC A/S                                                  29,380           955,772
                                                                    ---------------
                                                                          3,615,027
                                                                    ---------------

FINLAND -- 1.8%
  Fortum Corp.                                            135,757         1,736,338
  Huhtamaki Van Leer Oyj, Series 1                         11,200           143,931
  Kemira Oyj                                               24,100           324,386
  Kesko Oyj                                                19,100           379,231
  Metra Oyj, Class B                                        9,500           212,924
  Metsa-Serla Oyj, Series B                                32,800           297,655
  Metso Oyj                                                26,690           338,115
  Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)             6,400            68,759
  Outokumpu Oyj                                            35,000           560,630
  Rautaruukki Oyj                                          22,100           178,480
  Stora Enso Oyj                                           43,000           584,018
  UPM-Kymmene Oyj                                          20,900           398,167
                                                                    ---------------
                                                                          5,222,634
                                                                    ---------------

FRANCE -- 10.8%
  Accor SA                                                  9,300           392,980
  Air France                                               38,596           658,663
  Alstom                                                   94,360           105,745
  Assurances Generales de France                           19,004         1,155,818
  Axa                                                     122,689         2,704,998
  BNP Paribas SA                                           47,998         2,955,473
  Bongrain SA                                               1,018            70,619
  Cap Gemini SA*                                           15,114           607,358
  Ciments Francais                                          2,280           178,023
  Club Mediterranee*                                        1,200            56,612
  Compagnie de Saint-Gobain                                35,588         1,776,038

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FRANCE (CONTINUED)
  Compagnie Generele des
    Etablissements Michelin, Class B                        9,463   $       523,896
  Credit Agricole SA                                       73,976         1,802,203
  Credit Industriel et Commercial                             500            91,845
  Eiffage SA                                                1,444           118,992
  Euler Hermes SA                                           1,453            78,583
  Eurazeo                                                   1,170            76,104
  Faurecia                                                  2,942           202,476
  Financiere Marc de Lacharriere SA                         3,894           155,627
  France Telecom SA                                         8,300           216,561
  Galeries Lafayette SA                                       700           137,962
  Gecina                                                    1,600           125,903
  Havas SA                                                 30,007           156,440
  Imerys SA                                                 2,400           140,033
  Lafarge SA                                               14,046         1,254,121
  Lagardere S.C.A.                                          6,500           406,571
  Nexans SA                                                 1,400            52,013
  Pinault-Printemps-Redoute SA                             12,024         1,236,891
  PSA Peugoet Citroen                                      30,890         1,722,192
  Rallye SA                                                 1,100            61,448
  Remy Cointreau SA                                         6,788           222,008
  Renault SA                                               22,840         1,741,619
  Rexel SA                                                  2,713           115,004
  Schneider Electric SA                                    15,997         1,093,161
  SCOR*                                                    45,000            70,163
  SEB SA                                                      550            65,656
  Societe BIC SA                                            5,416           241,327
  Societe Generale                                         20,200         1,718,702
  Sodexho Alliance SA                                       9,350           246,691
  Suez SA                                                  69,300         1,444,329
  Technip-Coflexip SA                                       1,566           212,691
  Thomson                                                  25,175           497,090
  Valeo SA                                                  9,506           396,589
  Vallourec SA                                                580            56,979
  Vivendi Environnement                                    17,000           480,211
  Vivendi Universal SA*                                   110,876         3,079,322
                                                                    ---------------
                                                                         30,903,730
                                                                    ---------------

GERMANY -- 7.6%
  Aareal Bank AG                                            2,000            71,015
  Allianz AG                                                3,813           413,510
  AMB Generali Holding AG                                   3,501           264,275
  BASF AG                                                  15,750           843,951
  Bayer AG                                                 46,011         1,328,290
  Bayerische Hypo-und Vereinsbank AG*                      69,308         1,234,279
  Bilfinger Berger AG                                       2,054            71,056
  Commerzbank AG                                           52,793           931,167
  Continental AG                                            2,000            96,571
  DaimlerChrysler AG                                       83,253         3,894,161
  Deutsche Bank AG                                         36,656         2,883,539
  Deutsche Lufthansa AG                                    39,180           533,567
  Deutsche Telekom AG                                      50,300           884,745
  Fraport AG                                                9,166           256,127
  Hannover Rueckversicherungs-AG                            2,700            90,214
  Heidelberg Zement                                        10,358   $       516,669
  Heidelberger Druckmaschinen AG*                           9,086           300,376
  Hochtief AG                                               4,410           104,750
  Hypo Real Estate Holding AG*                              6,500           190,894
  Infineon Technologies AG*                                11,500           154,510
  IVG Immobilen AG                                          7,308            87,861
  KarstadtQuelle AG                                        11,843           258,080
  Linde AG                                                  7,513           414,018
  MAN AG                                                    5,050           184,419
  Merck KGaA                                                3,959           238,712
  MG Technologies AG                                       19,825           250,665
  Muenchener Rueckversicherungs-Gesellschaft AG             4,700           510,104
  Preussag AG                                              17,334           331,498
  T-Online International AG*                                9,700           110,712
  Thyssen Krupp AG                                         54,631           932,309
  Veba AG                                                  28,100         2,029,756
  Vereins-und Westbank AG                                     750            24,009
  Volkswagen AG                                            30,787         1,302,057
                                                                    ---------------
                                                                         21,737,866
                                                                    ---------------

GREECE -- 0.5%
  Agricultural Bank of Greece*                              8,900            54,639
  Alpha Bank A.E.                                           6,840           174,301
  Bank of Greece                                            1,810           191,594
  Commercial Bank of Greece                                11,200           294,137
  Hellenic Petroleum SA                                    24,460           203,796
  Hellenic Telecommunications Organization SA              26,360           341,641
  Intracom SA                                              19,640            84,689
                                                                    ---------------
                                                                          1,344,797
                                                                    ---------------

HONG KONG -- 2.3%
  Cheung Kong (Holdings) Ltd.                             100,000           737,208
  Cheung Kong Infrastructure Holdings Ltd.                 87,000           209,700
  China Overseas Land & Investment Ltd.                   544,000            94,158
  China Travel International Investment
    Hong Kong Ltd.                                        110,000            18,898
  Citic Pacific Ltd.                                       32,000            78,362
  Great Eagle Holdings Ltd.                                22,401            34,608
  Hang Lung Development Co., Ltd.                         174,000           234,240
  Henderson Land Development Co., Ltd.                    232,000           999,423
  Hongkong and Shanghai Hotels Ltd.                        40,500            24,535
  Hopewell Holdings Ltd.                                  107,000           216,066
  Hutchison Whampoa Ltd.                                  179,000         1,222,066
  Hysan Development Co., Ltd.                             138,640           206,190
  i-CABLE Communications Ltd.                              20,300             7,743
  Kerry Properties Ltd.                                   175,109           267,164
  New Asia Realty & Trust Co. Ltd.                         50,000            18,590
  New World Development Co., Ltd.                         450,858           332,376
  Shanghai Industrial Holdings Ltd.                        57,000           104,869
  Shangri-La Asia Ltd.                                    226,090           220,301
  Sino Land Co., Ltd.                                     655,879           365,793
  Tsim Sha Tsui Properties Ltd.                            58,253            70,205
  Wharf (Holdings) Ltd.                                   289,000           822,570
  Wheelock and Co., Ltd.                                  320,000           385,656
                                                                    ---------------
                                                                          6,670,721
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IRELAND -- 1.7%
  Allied Irish Banks Plc                                   23,598   $       365,920
  Bank of Ireland                                          67,929           906,878
  CRH Plc                                                  77,782         1,648,584
  Elan Corp. Plc*                                          58,575         1,446,268
  Irish Life & Permanent Plc                               34,224           527,356
                                                                    ---------------
                                                                          4,895,006
                                                                    ---------------

ITALY -- 3.2%
  Alitalia SpA*                                           720,000           205,664
  Banca Antonveneta SpA                                    14,000           288,032
  Banca Monte dei Paschi di Siena SpA                     283,375           907,821
  Banca Nazionale del Lavoro SpA                          256,953           597,819
  Banca Popolare di Lodi                                   35,500           348,102
  Banca Popolare di Milano                                 71,760           461,529
  Benetton Group SpA                                       21,000           240,453
  Buzzi Unicem SpA                                         13,000           167,062
  C.I.R.-Compagnie Industriali Riunite SpA                 66,251           139,612
  Caltagirone Editore SpA                                  20,702           163,659
  Capitalia SpA                                           270,000           845,239
  Compagnia Assicuratrice Unipol SpA                       31,000           118,947
  e.Biscom SpA*                                             2,000           109,507
  Edison SpA*                                             143,555           248,657
  ERG SpA                                                  18,000           118,838
  Fiat SpA*                                                92,800           777,713
  Ifil (Finanziiaria di partecipazioni) SpA               173,000           630,086
  Italcementi SpA                                          19,180           256,995
  Italmobiliare SpA                                         4,000           190,998
  Milano Assicurazioni                                     33,000           131,043
  Pirelli & Co. SpA                                       106,664           110,308
  SAI SpA                                                  23,500           524,130
  SanPaolo IMI SpA                                         50,709           611,509
  Societa' Cattolica di Assicurazioni SpA                   3,300           133,656
  Telecom Italia SpA                                      183,809           572,059
  Tiscali SpA*                                             35,000           157,318
                                                                    ---------------
                                                                          9,056,756
                                                                    ---------------

JAPAN -- 18.8%
  Aichi Steel Corp.                                        15,000            68,590
  Aisin Seiki Co., Ltd.                                    24,200           503,498
  Amada Co., Ltd.                                          34,000           223,879
  Anritsu Corp.                                            10,000            65,298
  Aomori Bank Ltd.                                          6,000            24,253
  Aoyama Trading Co., Ltd.                                  6,000           162,147
  Asahi Breweries Ltd.                                     45,000           495,084
  Asahi Kasei Corp.                                       112,000           578,719
  Asahi National Broadcasting Co., Ltd.                        35            65,938
  ASATSU-DK, Inc.                                           4,600           119,054
  Ashikaga Financial Group, Inc.*(a)(b)                     8,000                73
  Autobacs Seven Co., Ltd.                                  3,300           107,742
  Awa Bank Ltd.                                            20,000           124,560
  Bank of Kyoto Ltd.                                       27,000           189,638
  Bank of Nagoya Ltd.                                      18,000            94,984
  Benesse Corp.                                             7,100           232,457
  Canon Sales Co., Inc.                                     8,000           110,769
  Casio Computer Co., Ltd.                                 16,000           241,730
  Chiba Bank Ltd.                                          76,000   $       464,292
  Chudenko Corp.                                            5,700            93,049
  Chugoku Bank Ltd.                                        20,000           218,574
  Citizen Watch Co.                                        18,000           203,466
  Coca-Cola West Japan Co., Ltd.                            6,700           165,440
  COMSYS Holdings Corp.                                     9,000            72,925
  Cosmo Oil Co., Ltd.                                      56,000           161,836
  Dai Nippon Printing Co., Ltd.                            44,000           701,376
  Dai-Tokyo Fire and Marine Insurance Co., Ltd.            68,000           300,370
  Daicel Chemical Industries Ltd.                          30,000           157,209
  Daido Steel Co., Ltd.                                    35,000            94,426
  Daihatsu Motor Co., Ltd.                                 38,000           274,196
  Dainippon Ink and Chemicals, Inc.                        64,000           163,885
  Dainippon Pharmaceutical Co., Ltd.                       14,000           115,232
  Daishi Bank Ltd.                                         29,000            99,986
  Daiwa House Industry Co., Ltd.                           49,000           567,324
  Denso Corp.                                              30,300           703,846
  Dowa Fire & Marine Insurance Co., Ltd.                   33,000           182,285
  Ebara Corp.                                              20,000            97,490
  Ezaki Glico Co., Ltd.                                    13,000            94,280
  Fuji Electric Co., Ltd.                                  60,000           161,873
  Fuji Heavy Industries Ltd.                               70,000           391,787
  Fuji Photo Film                                          46,000         1,438,749
  Fujikura Ltd.                                            37,000           207,764
  Fukuyama Transporting Co., Ltd.                          25,000           131,236
  Futaba Industrial Co., Ltd.                               6,000           103,160
  Futuba Corp.                                              1,000            27,345
  General Sekiyu K.K                                        2,000            17,102
  Glory Ltd.                                                6,000            88,673
  Gunma Bank Ltd.                                          43,000           216,288
  GUNZE Ltd.                                               20,000           103,526
  Hachijuni Bank Ltd.                                      49,000           324,441
  Hankyu Corp.*                                            59,000           233,097
  Hankyu Department Stores, Inc.                            4,000            34,826
  Hanshin Electric Railway Co., Ltd.                       30,000            95,478
  Heiwa Corp.                                               9,300           147,140
  Higo Bank Ltd.                                           22,000           136,211
  Hino Motors Ltd.                                          8,000            57,799
  Hiroshima Bank Ltd.                                      40,000           214,002
  Hitachi Cable Ltd.                                       31,000           147,140
  Hitachi Kokusai Electric, Inc.                            9,000            69,304
  Hitachi Ltd.                                            279,000         1,916,219
  Hitachi Maxell Ltd.                                       8,000           123,279
  Hitachi Metals Ltd.                                      28,000           152,362
  Hokkoku Bank Ltd.                                        31,000           152,810
  Hokuetsu Paper Mills, Ltd.                               13,000            72,761
  Hokugin Financial Group, Inc.                            79,000           202,295
  House Foods Corp.                                         8,000           112,817
  Hyakugo Bank Ltd.                                        23,000           146,399
  Hyakujushi Bank Ltd.                                     21,000           128,291
  Ishikawajima-Harima Heavy Industries Co., Ltd.          109,000           179,432
  Itochu Corp.                                             71,000           318,167
  Itoham Foods, Inc.                                       13,000            66,222
  Iyo Bank Ltd.                                            27,000           187,663

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
  Japan Airport Terminal Co., Ltd.                          2,000   $        21,217
  JFE Holdings, Inc.                                       32,000           782,843
  Joyo Bank Ltd.                                           72,000           319,356
  Juroku Bank Ltd.                                         33,000           138,827
  Kagoshima Bank Co., Ltd.                                 17,000           102,611
  Kamigumi Co., Ltd.                                       24,000           174,055
  Kandenko Co., Ltd.                                       10,000            55,329
  Kansai Paint Co., Inc.                                   12,000            73,090
  Katokichi Co., Ltd.                                       4,500            89,716
  Kawasaki Heavy Industries Ltd.                          122,000           196,369
  Kikkoman Corp.                                           16,000           136,961
  Kinden Corp.                                             23,000           143,454
  Kirin Brewery Co., Ltd.                                  77,000           759,824
  Kissei Pharmaceutical Co., Ltd.                           4,000            89,807
  Kobe Steel Ltd.                                         249,000           371,183
  Koito Manufacturing Co., Ltd.                            14,000           102,684
  Kokusai Securities Co., Ltd.                             22,000           288,317
  Kokuyo Co., Ltd.                                         11,000           138,424
  Komatsu Ltd.                                             67,000           405,021
  Komori Corp.                                              6,000            98,935
  Koyo Seiko Co., Ltd.                                     10,000           118,432
  Kubota Corp.                                             73,000           387,215
  Kuraray Co., Ltd.                                        32,000           261,338
  Kuraya Sanseido, Inc.                                    11,900           179,352
  Kureha Chemical Industry Co., Ltd.                       17,000            70,739
  Kyorin Pharmaceutical Co., Ltd.                           7,000           102,236
  Kyowa Hakko Kogyo Co., Ltd.                              13,000            93,566
  Lion Corp.                                               11,000            64,283
  Makita Corp.                                             13,000           194,504
  Marubeni Corp.                                          132,000           323,526
  Marui Co., Ltd.                                          30,000           403,311
  Maruichi Steel Tube Ltd.                                  8,000           128,035
  Matsushita Electric Industrial Co., Ltd.                161,000         2,280,754
  Matsushita Electric Works Ltd.                           20,000           181,078
  Meiji Seika Kaisha Ltd.                                  32,000           142,229
  Michinoku Bank Ltd.                                      13,000            74,306
  Millea Holdings, Inc.                                       105         1,555,627
  Mitsubishi Gas Chemical Co., Inc.                        39,000           161,214
  Mitsubishi Heavy Industries Ltd.                        300,000           812,108
  Mitsubishi Logistics Corp.*                              14,000           132,388
  Mitsubishi Material Corp.                                89,000           199,415
  Mitsubishi Motor Corp.*                                 124,000           201,856
  Mitsubishi Rayon Co., Ltd.                                9,000            34,899
  Mitsui Chemicals, Inc.                                   46,000           229,695
  Mitsui Engineering & Shipbuilding Co., Ltd.              73,000           127,514
  Mitsui Trust Holdings, Inc.                              50,000           365,815
  Mitsumi Electric Co., Ltd.                                5,800            66,940
  Mizuho Asset Trust & Banking Co., Ltd.                  192,000           379,277
  Mori Seiki Co., Ltd.                                      3,000            26,147
  Musashino Bank Ltd.                                       2,800           104,221
  Nagase & Co., Ltd.                                       11,000           100,498
  National House Industrial Co., Ltd.                      15,000            88,481
  NGK Insulators, Ltd.                                     28,000           225,598
  NGK Spark Plug Co., Ltd.                                 19,000   $       181,929
  NHK Spring Co., Ltd.                                      5,000            31,460
  Nichicon Corp.                                            7,300            98,473
  Nichirei Corp.                                           26,000            91,307
  Nihon Unisys Ltd.                                         9,800            82,813
  Nikko Cordial Corp.                                      86,000           416,059
  Nippon Broadcasting System, Inc.                          2,700           136,056
  Nippon Electric Glass Co., Ltd.                           9,000           188,486
  Nippon Kayaku Co., Ltd.                                  14,000            76,565
  Nippon Meat Packers, Inc.                                20,000           245,827
  Nippon Mining Holdings, Inc.                             66,500           327,802
  Nippon Mitsubishi Oil Corp.                             134,000           841,904
  Nippon Paint Co., Ltd.                                   22,000            83,698
  Nippon Sanso Corp.                                        9,000            48,068
  Nippon Sheet Glass Co., Ltd.                             37,000           146,179
  Nippon Shinpan Co., Ltd.                                 20,000            80,113
  Nippon Shokubai Co., Ltd.                                 9,000            71,690
  Nippon Steel Corp.                                      274,000           573,835
  Nippon Television Network Corp.                           2,280           373,241
  Nipponkoa Insurance Co., Ltd.                             6,000            38,411
  Nishi-Nippon Bank Ltd.                                   38,000           174,457
  Nishimatsu Construction Co., Ltd.                        24,000            83,625
  Nisshin Flour Milling Co., Ltd.                          19,000           192,528
  Nisshin Steel Co., Ltd.                                  98,000           198,070
  Nisshinbo Industries, Inc.                               23,000           172,692
  Nissho Iwai-Nichimen Holdings Corp.*                     13,600            69,029
  NSK Ltd.                                                 46,000           228,433
  NTN Corp.                                                15,000            75,724
  Obayashi Corp.                                           60,000           322,100
  Oki Electric Industry Co., Ltd.*                         25,000           100,370
  Okumura Corp.                                            18,000            94,490
  Onward Kashiyama Co., Ltd.                               15,000           240,066
  Pioneer Corp.                                             6,300           162,477
  Q.P. Corp.                                               13,000           112,351
  Rengo Co., Ltd.                                          20,000           104,257
  Rinnai Corp.                                              1,100            33,399
  San-In Godo Bank Ltd.                                    15,000           120,993
  Santen Pharmaceutical Co., Ltd.                           2,000            31,204
  Sanwa Shutter Corp.                                      17,000            90,640
  Sapporo Breweries Ltd.                                   32,000           117,061
  Sapporo Hokuyo Holdings, Inc.                                32           202,808
  Seino Transportation Co., Ltd.                           14,000           144,296
  Sekisui Chemical Co., Ltd.                               45,000           379,030
  Sekisui House Ltd.                                       62,000           686,652
  Shiga Bank Ltd.                                          19,000           103,041
  Shikoku Bank Ltd.                                         6,000            37,807
  Shima Seiki Mfg., Ltd.                                    1,000            33,929
  Shimachu Co., Ltd.                                        4,600           124,734
  Shimadzu Corp.                                            9,000            45,928
  Shinko Electric Industries Co., Ltd.                      2,000            68,956
  Shinko Securities Co., Ltd.                              64,000           235,877
  Shohkoh Fund & Co., Ltd.                                    920           184,261
  Showa Shell Sekiyu K.K.                                  13,000           116,631
  Sumitomo Bakelite Co. Ltd.                               18,000           125,767
  Sumitomo Corp.                                           84,000           608,423
  Sumitomo Electric Industries Ltd.                        67,000           681,979

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
  Sumitomo Forestry Co., Ltd.                              15,000   $       172,024
  Sumitomo Metal Industries Ltd.                          239,000           281,961
  Sumitomo Metal Mining Co.                                18,000           117,207
  Sumitomo Osaka Cement Co., Ltd.                          38,000           104,257
  Sumitomo Realty & Development Co., Ltd.                  15,000           185,468
  Sumitomo Rubber Industries Ltd.                           5,000            44,767
  Suzuken Co., Ltd.                                         7,200           223,220
  Suzuki Motor Corp.                                        8,000           140,619
  Taiheiyo Cement Corp.                                    93,000           231,341
  Taisei Corp.                                             63,000           237,377
  Taiyo Yuden Co., Ltd.                                     9,000           126,508
  Takara Standard Co., Ltd.                                 9,000            53,830
  Takashimaya Co., Ltd.                                    26,000           300,078
  Takefuji Corp.                                           13,250           958,503
  Teijin Ltd.                                              77,000           287,311
  Teikoku Oil Co., Ltd.                                    27,000           144,945
  The 77 Bank Ltd.                                         34,000           231,341
  The Bank of Fukuoka Ltd.                                 53,000           313,604
  The Bank of Iwate Ltd.                                    1,200            58,384
  The Fuji Fire & Marine Insurance Co.                     41,000           112,488
  The Fukui Bank Ltd.                                      11,000            46,779
  The Fukuoka City Bank Ltd.                                9,000            28,726
  The Furukawa Electric Co., Ltd.                          59,000           251,443
  The Nanto Bank Ltd.                                      21,000            97,947
  The Shizuoka Bank Ltd.                                   67,000           590,681
  The Sumitomo Trust and Banking Co., Ltd.                 81,000           575,582
  The Suruga Bank, Ltd.                                    17,000           129,974
  The Yamanashi Chuo Bank Ltd.                             17,000           103,388
  The Yasuda Fire & Marine Insurance Co., Ltd.             69,000           703,599
  The Yokohama Rubber Co., Ltd.                            30,000           120,444
  Toda Corp.                                               26,000           106,287
  Toho Bank Ltd.                                           18,000            69,468
  Tokuyama Corp.                                           22,000           104,422
  Tokyo Broadcasting System, Inc.                          16,000           280,946
  Tokyo Steel Manufacturing Co., Ltd.                      12,200           210,874
  Tokyo Style Co., Ltd.                                     9,000           102,556
  Tokyo Tatemono Co., Ltd.                                 18,000           102,227
  Toppan Printing Co., Ltd.                                62,000           700,261
  Toray Industries, Inc.                                  110,000           517,079
  Toshiba Tec Corp.                                        24,000           108,866
  Tostem Corp.                                             26,000           559,971
  Toto Ltd.                                                15,000           157,483
  Toyo Ink Manufacturing Co., Ltd.                         23,000            90,658
  Toyo Seikan Kaisha Ltd.                                  18,000           308,491
  Toyo Suisan Kaisha Ltd.                                   9,000           118,112
  Toyota Auto Body Co., Ltd.                                7,000           111,711
  Toyota Tsusho Corp.                                      23,000           233,481
  UFJ Tsubasa Securities Co., Ltd.                         40,000           168,641
  Uny Co., Ltd.                                            16,000           204,417
  Victor Company of Japan Ltd.                              9,000           101,733
  Wacoal Corp.                                             12,000           127,303
  Yamagata Bank Ltd.                                       15,000   $        68,590
  Yamaguchi Bank Ltd.                                      18,000           193,424
  Yamaha Corp.                                             12,000           196,442
  Yamatake Corp.                                            2,000            20,358
  Yamazaki Baking Co., Ltd.                                19,000           186,273
  Yokogawa Electric Corp.                                   8,000           106,452
  York-Benimaru Co., Ltd.                                   4,200           124,450
                                                                    ---------------
                                                                         53,742,951
                                                                    ---------------

LUXEMBOURG -- 0.2%
  Arcelor                                                  21,800           366,453
  Arcelor, New                                              6,266           104,719
                                                                    ---------------
                                                                            471,172
                                                                    ---------------
NETHERLANDS -- 4.9%
  ABN AMRO Holding NV                                      43,289           948,091
  Aegon NV                                                276,388         3,336,381
  AM NV                                                    16,739           157,001
  Buhrmann NV                                              24,467           243,492
  DSM NV                                                   19,339           950,047
  Hagemeyer NV                                             88,169           186,874
  Hunter Douglas NV                                         8,935           435,349
  IHC Caland NV                                             2,855           132,951
  ING Groep NV                                             56,066         1,324,903
  Koninklijke (Royal) KPN NV                              224,511         1,711,964
  Koninklijke Ahold NV*                                   249,832         1,962,865
  Koninklijke Vopak NV                                      4,566            75,363
  N.V. Holdingmaatschappij De Telegraaf                       800            17,882
  New Skies Satellites NV                                  20,300           158,750
  Nutreco Holding NV                                        6,081           200,737
  Oce NV                                                   15,619           253,039
  Royal Nedlloyd NV                                         4,855           166,180
  Univar NV                                                 2,200            38,321
  Vedior NV                                                14,459           210,998
  Versatel Telecom International*                          83,108           161,974
  VNU NV                                                   45,636         1,326,914
                                                                    ---------------
                                                                         14,000,076
                                                                    ---------------

NEW ZEALAND -- 0.2%
  Auckland International Airport Ltd.                      24,915           106,214
  Carter Holt Harvey Ltd.                                 292,800           383,355
                                                                    ---------------
                                                                            489,569
                                                                    ---------------

NORWAY -- 0.8%
  Aker Kvaerner ASA                                         3,773            69,680
  Aker Yards ASA*                                           2,326            32,217
  Den Norske Bank ASA                                      77,500           528,900
  Norsk Hydro ASA                                          11,780           765,686
  Norske Skogindustrier ASA                                23,200           413,395
  Storebrand ASA                                           28,100           192,174
  Telenor ASA                                              19,823           137,856
  Yara International ASA*                                   1,800            14,544
                                                                    ---------------
                                                                          2,154,452
                                                                    ---------------

PORTUGAL -- 0.4%
  Banco BPI SA                                             44,492           162,587
  Banco Comercial Portugues SA                             44,789           104,750

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PORTUGAL (CONTINUED)
  Banco Espirito Santo SA                                  26,382   $       438,012
  Cimpor- Cimentos de Portugal SGPS SA                     29,000           141,300
  Portucel -- Empresa Produtora de Pasta e Papel SA       143,000           257,799
                                                                    ---------------
                                                                          1,104,448
                                                                    ---------------

SINGAPORE -- 1.0%
  DBS Group Holdings Ltd.                                  52,000           435,020
  Fraser & Neave Ltd.                                      30,300           246,442
  Haw Par Corp., Ltd.                                         817             2,421
  Keppel Corporation Ltd.                                 134,000           548,829
  Neptune Orient Lines Ltd.                                97,000           132,993
  Oversea-Chinese Banking Corp., Ltd.                      20,000           140,591
  SembCorp Industries Ltd.                                104,000            80,962
  Singapore Airlines Ltd.                                 153,000           995,527
  Singapore Land Ltd.                                      15,000            38,517
  United Overseas Bank Ltd.                                20,000           155,696
  United Overseas Land Ltd.                                62,000            83,925
                                                                    ---------------
                                                                          2,860,923
                                                                    ---------------

SPAIN -- 3.6%
  Acerinox SA                                               7,900           450,259
  ACS, Actividades de Construccion y Servicios SA           2,910            49,094
  Antena 3 Television SA*                                      34             1,802
  Autopistas, Concesionaria Espanola SA                    38,049           663,696
  Azucarera Ebro Agricolas SA                              18,600           223,168
  Banco Bilbao Vizcaya Argentaria SA                       15,900           212,658
  Banco de Andalucia                                        1,700           145,368
  Banco De Sabadell SA                                     30,438           659,962
  Banco Pastor SA                                           5,642           171,057
  Banco Santander Central Hispano SA                       24,715           256,798
  Cementos Portland SA                                      5,187           306,753
  Corporacion Mapfre                                       27,950           342,842
  Endesa SA                                                51,974         1,002,822
  Fomento de Construcciones y Contratas SA                  6,200           230,041
  Gas Natural SDG SA                                       15,200           364,563
  Iberia Lineas Aereas de Espana SA                       179,152           515,011
  Inmobiliaria Colonial SA                                  6,100           156,039
  Inmobiliaria Urbis SA                                    13,900           153,569
  Metrovacesa SA                                            2,430            93,121
  Red Electrica de Espana                                   2,800            47,681
  Repsol-YPF SA                                           148,945         3,265,737
  Sociedad General de Aguas de Barcelona SA,
   Class A                                                 26,580           453,279
  Sol Melia SA                                             22,542           202,918
  Telefonica SA                                            10,091           149,346
  Vallehermoso SA                                          14,200           194,591
                                                                    ---------------
                                                                         10,312,175
                                                                    ---------------

SWEDEN -- 3.1%
  Ainax AB*                                                 3,670           120,692
  Billerud                                                  3,781            61,794
  Bostadssktiebolaget Drott                                 1,675            33,496
  Castellum AB                                              1,400            33,670
  Drott AB, Series B                                       12,300   $       160,165
  Electrolux AB, Series B                                  21,200           407,042
  Gambro AB, Series A                                      42,500           412,237
  Gambro AB, Series B                                      12,100           116,563
  Industriforvaltnings AB Kinnevik, Series B                4,500           147,389
  Mo Och Domsjoe AB (MoDo), Series B                       11,600           336,008
  NCC AB                                                    6,900            64,636
  Nordea AB                                               152,100         1,096,389
  Nordic Baltic Holding AB                                  5,716            41,124
  Skandia Forsakrings AB                                   94,100           390,104
  Skandinaviska Enskilda Banken AB, Series A               23,800           344,698
  SKF AB, Series A                                          1,600            58,889
  SKF AB, Series B                                          2,900           106,544
  SSAB Svenskt Stal AB, Series A                           11,400           192,373
  SSAB Svenskt Stal AB, Series B                            3,500            56,969
  Svenska Cellulosa AB (SCA), Series B                     31,200         1,185,650
  Tele2 AB, Series B                                        2,300           100,850
  TeliaSonera AB                                          271,500         1,150,791
  Trelleborg AB, Series B                                  11,300           195,190
  Volvo AB, Series A                                       17,900           600,552
  Volvo AB, Series B                                       39,000         1,357,693
  Wihlborgs Fastigheter AB                                  1,700            22,419
                                                                    ---------------
                                                                          8,793,927
                                                                    ---------------

SWITZERLAND -- 7.6%
  Baloise Holdings Ltd.                                    16,000           695,263
  Bank Sarasin & Cie AG                                        70           107,357
  Banque Cantonale Vaudoise                                 1,400           128,605
  Berner Kantonalbank                                       3,000           357,656
  Ciba Specialty Chemicals AG*                             11,800           850,196
  Compagnie Financiere Richemont AG                       101,600         2,653,822
  Compagnie vaudoise d'electricite (CVE)                      180           150,970
  Converium Holding AG                                      5,900           307,041
  Credit Suisse Group                                      78,980         2,807,421
  Ems-Chemie Holding AG                                     1,900           158,978
  Georg Fischer AG*                                           120            27,750
  Givaudan SA                                               1,380           799,185
  Helvetia Patria Holding                                   1,240           219,394
  Holcim Ltd.                                              33,577         1,826,499
  Kuoni Reisen Holding AG, Series B                           200            86,109
  Lonza Group AG                                            2,100           106,434
  Luzerner Kantonalbank                                       700           111,830
  PSP Swiss Property AG                                    10,400           377,985
  Rieter Holding AG                                           430           114,035
  SIG Holding AG                                            3,300           597,052
  Sika AG                                                     310           170,613
  St. Galler Kantonalbank                                   1,700           355,779
  Swatch Group AG, Series B                                 1,700           221,344
  Swiss Life Holding*                                       7,093           990,096
  Swiss Re                                                 21,200         1,377,602
  Syngenta AG                                              20,200         1,694,225
  Unaxis Holding AG                                         1,800           202,732
  Valiant Holding                                           2,700           223,221
  Valora Holding AG                                         1,420           327,239
  Zurich Financial Services*                               23,900         3,775,242
                                                                    ---------------
                                                                         21,821,675
                                                                    ---------------

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM -- 22.1%
  Abbey National Plc                                      224,451   $     2,088,453
  Aggregate Industries Plc                                187,114           278,160
  Alliance & Leicester Group Treasury Plc                  20,000           306,562
  Allied Domecq Plc                                        12,800           109,180
  Amvescap Plc                                            104,200           710,280
  Arriva Plc                                               19,049           142,280
  Associated British Foods Plc                            115,460         1,323,934
  Associates British Ports Holdings Plc                    43,400           318,064
  BAA Plc                                                 156,215         1,567,525
  BAE Systems Plc                                         458,443         1,822,213
  Barratt Developments Plc                                 34,875           372,711
  BBA Group Plc                                            54,587           269,668
  Bellway Plc                                              12,000           165,337
  Berkeley Group Plc                                       18,840           422,669
  Big Food Group Plc                                       50,094            93,540
  Bodycote International Plc                                5,475            15,633
  Bovis Homes Group Plc                                    16,000           152,864
  BPB Plc                                                  14,200           105,225
  Brambles Industries Plc                                  81,000           312,780
  Britannic Plc                                            27,300           182,750
  British Airways Plc*                                    158,000           789,138
  British Land Company Plc                                 73,240           920,808
  British Vita Plc                                         28,386           132,255
  Brixton Estate Plc                                       32,600           171,392
  BT Group Plc                                            520,439         1,872,857
  Cable & Wireless Plc                                    329,112           774,150
  Caradon Plc                                               8,651            19,291
  Carnival Plc                                              7,285           353,683
  Celltech Group Plc*                                      23,000           228,915
  CGU Plc                                                 322,649         3,328,256
  COLT Telecom Group Plc*                                 220,000           320,068
  Corus Group Plc*                                        616,366           444,171
  De Vere Group Plc                                        16,674           133,005
  Derwent Valley Holdings Plc                               7,337           115,322
  Dixons Group Plc                                        151,546           454,004
  DS Smith Plc                                             56,526           166,011
  Duelguide Plc*(b)                                         2,832                26
  easyJet Plc*                                             57,000           164,820
  F.I. Group Plc                                           18,565            27,430
  FKI Plc                                                  76,668           170,612
  Friends Provident Plc                                   251,489           669,070
  Galen Holdings Plc                                       14,000           176,395
  George Wimpey Plc                                        51,822           346,669
  GKN Plc                                                  97,483           442,701
  Glynwed International Plc                                 5,000            20,304
  Great Portland Estates Plc                               29,651           138,686
  Great Universal Stores Plc                               30,861           473,040
  Greene King Plc                                          10,413           191,609
  Hammerson Plc                                            40,357           509,582
  Hanson Plc                                              107,597           739,775
  HBOS Plc                                                 68,503           847,592
  HHG Plc*                                                194,598           160,965
  Hilton Group Plc                                        239,113         1,196,429
  IMI Plc                                                  10,000            67,349
  InterContinental Hotels Group Plc                       107,829   $     1,138,690
  International Power Plc*                                163,100           415,436
  Invensys Plc*                                           125,716            41,024
  ITV Plc                                                 392,293           821,423
  ITV Plc, Convertible*                                    11,165            12,549
  J Sainsbury Plc                                         303,420         1,566,326
  Kesa Electricals Plc                                     25,883           135,726
  Kingfisher Plc                                          296,423         1,538,266
  Land Securities Group Plc                                17,966           377,493
  Lex Service Plc                                           8,500           109,409
  Liberty International Plc                                48,304           666,411
  Logica Plc                                               30,030            99,628
  London Merchant Securities Plc                           35,567           111,549
  Luminar Plc                                               6,000            44,869
  Marks & Spencer Group Plc                               140,715           925,384
  Mersey Docks & Harbour Co.                               11,402           141,388
  Millennium & Copthorne Hotels Plc                        41,726           257,193
  Mitchells & Butlers Plc                                  69,152           349,144
  mm02 Plc*                                             1,265,000         2,127,054
  National Express Group Plc                               13,000           158,846
  Northern Foods Plc                                       10,000            30,638
  Northern Rock Plc                                         5,000            65,582
  Pearson Plc                                             106,479         1,293,341
  Peninsular and Oriental Steam Navigation Co.            108,322           432,030
  Persimmon Plc                                            37,740           432,407
  Pilkington Plc                                          154,477           273,050
  Pillar Property Plc                                      15,850           166,947
  Premier Oil Plc*                                         11,224           112,524
  Quintain Estates & Development Plc                       17,000           137,762
  Rank Group Plc                                           27,850           151,468
  RMC Group Plc                                            38,000           418,164
  Rolls-Royce Group Plc                                   237,042         1,081,855
  Royal & Sun Alliance Insurance Group Plc                429,888           642,959
  Royal Bank of Scotland Group Plc                          2,843            81,847
  SABMiller Plc                                           145,942         1,887,767
  Schroders Plc                                            28,000           311,166
  Scottish & Newcastle Plc                                134,688         1,060,335
  Scottish Power Plc                                      274,587         1,984,974
  Shire Pharmaceuticals Group Plc*                         69,702           608,437
  Signet Group Plc                                         23,865            49,538
  Singer & Friedlander Group Plc                           25,157           106,265
  Slough Estates Plc                                       61,006           496,308
  Smith W.H. Plc                                           33,000           189,049
  Somerfield Plc                                           72,374           203,699
  Stagecoach Holdings Plc                                 195,352           316,968
  Stanley Leisure Plc                                      18,593           141,149
  Tate & Lyle Plc                                          70,423           421,311
  Taylor Woodrow Plc                                       85,291           397,384
  Thus Group Plc*                                         196,897            92,808
  Trinity Mirror Plc                                       42,590           501,875
  Uniq Plc                                                  2,050             6,021
  United Business Media Plc                                24,000           220,594
  Vodafone Group Plc                                    3,974,639         8,700,796
  Westbury Plc                                             16,666           130,448

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
  Whitbread Plc                                            44,115   $       657,804
  William Morrison Supermarkets Plc                       116,366           488,900
  Wilson Bowden Plc                                        13,000           246,990
  Wincanton Plc                                             2,050             8,827
  Wolverhampton & Dudley Breweries Plc                      9,700           152,463
  Woolworths Group Plc                                    186,497           155,526
                                                                    ---------------
                                                                         63,221,992
                                                                    ---------------

UNITED STATES -- 0.1%
  Zimmer Holdings, Inc.*                                    4,232           373,262
                                                                    ---------------

  TOTAL COMMON STOCKS
   (Identified Cost $219,080,706)                                       279,806,698
                                                                    ---------------

WARRANTS -- 0.0%
FRANCE -- 0.0%
  Air France, expires 06/11/07*                             7,600             9,998
  Rallye SA, expires 11/30/05*                              1,100               295
                                                                    ---------------
                                                                             10,293
                                                                    ---------------

HONG KONG -- 0.0%
  China Travel International Investment,
    expires 05/31/06*                                      22,000               649
                                                                    ---------------

ITALY -- 0.0%
  Fiat SpA, expires 01/31/07*                               4,800             1,111
                                                                    ---------------
  TOTAL WARRANTS
   (Identified Cost $9,435)                                                  12,053
                                                                    ---------------

SHORT-TERM INVESTMENTS -- 1.4%
UNITED STATES -- 1.4%
  SSgA Government Money Market Fund                         1,586             1,586
  SSgA Money Market Fund                                4,048,941         4,048,941
                                                                    ---------------
                                                                          4,050,527
                                                                    ---------------

  TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $4,050,527)                                           4,050,527
                                                                    ---------------

TOTAL INVESTMENTS -- 99.3%
  (IDENTIFIED COST $223,168,467)#                                       283,896,838
  Cash and Other Assets,
    Less Liabilities -- 0.7%                                              2,005,513
                                                                    ---------------
NET ASSETS -- 100%                                                  $   285,902,351
                                                                    ===============

   +   See Note 1.
   *   Non-income producing security
   # At June 30, 2004, the aggregate cost of investment securities for income tax purposes was $223,213,328. Net unrealized appreciation aggregated $60,683,510 of which $63,402,295 related to appreciated investment securities and $2,718,785 related to depreciated investment securities.
 (a)   Bankrupt/delisted security.
 (b) Securities were valued at fair value. See Note 1 to Financial Statements. Total market value of such investments amounted to $27,659, which represented 0.01% of net assets.

Ten Largest Sector Holdings at June 30, 2004
(As a percentage of Net Assets):

INDUSTRY                          PERCENTAGE
--------                          ----------
Banks/Savings & Loans                10.5%
Insurance                             9.2%
Telecommunications                    7.3%
Financial Services                    7.2%
Building & Construction               6.6%
Diversified Operations                4.0%
Auto & Related                        3.3%
Chemicals                             3.1%
Oil & Gas                             3.0%
Food & Beverages                      2.9%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2004

                                                        SHARES          VALUE+
-----------------------------------------------------------------------------------
MUTUAL FUNDS -- 99.9%
OTHER -- 99.9%
  DFA International Small Company
    Portfolio                                           7,911,675   $   101,823,258
                                                                    ---------------
  TOTAL MUTUAL FUNDS
   (Identified Cost $69,403,451)                                        101,823,258
                                                                    ---------------

SHORT-TERM INVESTMENTS -- 0.0%
OTHER -- 0.0%
  SSgA Government Money Market Fund                             2                 2
  SSgA Money Market Fund                                        2                 2
                                                                    ---------------
  TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $4)                                                           4
                                                                    ---------------
TOTAL INVESTMENTS -- 99.9%
  (IDENTIFIED COST $69,403,455)#                                        101,823,262
   Cash and Other Assets,
     Less Liabilities -- 0.1%                                                65,738
                                                                    ---------------
NET ASSETS-- 100%                                                   $   101,889,000
                                                                    ===============

   + See Note 1.
   # At June 30, 2004, the aggregate cost of investment securities for income tax purposes was $70,610,865. Net unrealized appreciation aggregated $31,212,397, which related solely to appreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS & LIABILITIES -- JUNE 30, 2004

                                                              SA                SA
                                                         FIXED INCOME       U.S. MARKET
                                                             FUND              FUND
------------------------------------------------------------------------------------------
ASSETS
  Investments in securities, at market                 $    273,032,385   $    285,887,261
  Short-term investments (at amortized cost)                  1,877,210          2,910,795
  Cash                                                              307                335
  Foreign currency                                                    7                 --
  Receivable for investments sold                             7,941,671                 --
  Dividends and interest receivable                           3,944,154            282,726
  Receivable for fund shares sold                               938,884            844,724
  Receivable due from the Manager (Note 2)                       77,846             23,202
  Receivable for tax reclaims                                        --                 --
  Prepaid expenses                                                  113                227
                                                       ----------------   ----------------
    TOTAL ASSETS                                            287,812,577        289,949,270
                                                       ----------------   ----------------

LIABILITIES
  Payable for investments purchased                           7,900,099                 --
  Payable for fund shares redeemed                               13,320            143,060
  Unrealized depreciation on forward foreign
    currency exchange contract (Note 1)                          69,725                 --
  Advisory fees payable (Note 2)                                146,633            150,470
  Sub-Advisory fees payable (Note 2)                             42,862             11,575
  Administration fee payable (Note 2)                            46,682             47,305
  Trustees' fees payable (Note 2)                                 1,639              1,639
  Shareholder servicing fee payable (Note 2)                      7,529              7,872
  Accrued expenses and other liabilities                        109,757            114,091
                                                       ----------------   ----------------
    TOTAL LIABILITIES                                         8,338,246            476,012
                                                       ----------------   ----------------

NET ASSETS                                             $    279,474,331   $    289,473,258
                                                       ================   ================
NET ASSETS CONSIST OF:
  Capital paid in                                      $    285,225,110   $    269,361,718
  Undistributed net investment income                            33,522            432,561
  Accumulated net realized gain/(loss)                         (470,246)        (7,723,502)
  Net unrealized appreciation/(depreciation) on:
    Investments                                              (5,244,727)        27,402,481
    Foreign currency translations                               (69,328)                --
                                                       ----------------   ----------------

NET ASSETS                                             $    279,474,331   $    289,473,258
                                                       ================   ================

SHARES OF BENEFICIAL INTEREST OUTSTANDING                    27,682,657         28,602,241
NET ASSET VALUE PER SHARE                              $          10.10   $          10.12

IDENTIFIED COST OF INVESTMENTS                         $    280,154,322   $    261,395,575
COST OF FOREIGN CURRENCY                               $              7                 --

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             SA                SA U.S.                          SA INTERNATIONAL
                                                          U.S. HBtM        SMALL COMPANY     SA INTERNATIONAL     SMALL COMPANY
                                                             FUND               FUND             HBtM FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities, at market                 $    162,516,129   $    140,976,712   $    279,846,311   $    101,823,258
  Short-term investments (at amortized cost)                  2,566,788          2,922,992          4,050,527                  4
  Cash                                                              107             98,269                988                  1
  Foreign currency                                                   --                 --          2,302,982                 --
  Receivable for investments sold                                    --            167,413            921,188                 --
  Dividends and interest receivable                             180,620             66,136            467,993                 --
  Receivable for fund shares sold                               351,014            362,403            791,493            241,244
  Receivable due from the Manager (Note 2)                       34,786             38,463             16,498                 --
  Receivable for tax reclaims                                        --                 --            150,142                 --
  Prepaid expenses                                                  227                227                227                227
                                                       ----------------   ----------------   ----------------   ----------------
    TOTAL ASSETS                                            165,649,671        144,632,615        288,548,349        102,064,734
                                                       ----------------   ----------------   ----------------   ----------------

LIABILITIES
  Payable for investments purchased                             820,578          1,299,343          2,135,634                 --
  Payable for fund shares redeemed                               40,672             72,268            104,337             28,021
  Unrealized depreciation on forward foreign
    currency exchange contract (Note 1)                              --                 --                 --                 --
  Advisory fees payable (Note 2)                                 85,087             72,624            147,545             63,100
  Sub-Advisory fees payable (Note 2)                             35,343             42,457             86,257                 --
  Administration fee payable (Note 2)                            26,836             23,061             46,385             16,661
  Trustees' fees payable (Note 2)                                 1,639              1,639              1,639              1,640
  Shareholder servicing fee payable (Note 2)                      7,572              7,548              7,961              7,506
  Accrued expenses and other liabilities                         76,790             81,488            116,240             58,806
                                                       ----------------   ----------------   ----------------   ----------------
    TOTAL LIABILITIES                                         1,094,517          1,600,428          2,645,998            175,734
                                                       ----------------   ----------------   ----------------   ----------------

NET ASSETS                                             $    164,555,154   $    143,032,187   $    285,902,351   $    101,889,000
                                                       ================   ================   ================   ================
NET ASSETS CONSIST OF:
  Capital paid in                                      $    142,744,356   $    110,835,949   $    230,316,993   $     69,942,684
  Undistributed net investment income                           187,289                 --          1,968,766            587,466
  Accumulated net realized gain/(loss)                         (978,730)        (2,209,414)        (7,132,617)        (1,060,957)
  Net unrealized appreciation/(depreciation) on:
    Investments                                              22,602,239         34,405,652         60,728,371         32,419,807
    Foreign currency translations                                    --                 --             20,838                 --
                                                       ----------------   ----------------   ----------------   ----------------

NET ASSETS                                             $    164,555,154   $    143,032,187   $    285,902,351   $    101,889,000
                                                       ================   ================   ================   ================

SHARES OF BENEFICIAL INTEREST OUTSTANDING                    15,254,549          8,804,916         25,579,980          7,222,177
NET ASSET VALUE PER SHARE                              $          10.79   $          16.24   $          11.18   $          14.11

IDENTIFIED COST OF INVESTMENTS                         $    142,480,678   $    109,494,052   $    223,168,467   $     69,403,455
COST OF FOREIGN CURRENCY                                             --                 --   $      2,282,176                 --

STATEMENTS OF OPERATIONS -- YEAR ENDED JUNE 30, 2004

                                                              SA                SA
                                                         FIXED INCOME       U.S. MARKET
                                                             FUND              FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                                          $             --   $      3,585,868
    Interest                                                  7,470,071             22,356
    Less: Taxes witheld                                              --               (157)
                                                       ----------------   ----------------

  TOTAL INCOME                                                7,470,071          3,608,067
                                                       ----------------   ----------------
  EXPENSES:
    Advisory fees (Note 2)                                    1,459,860          1,461,337
    Sub-Advisory fee (Note 2)                                   426,728            112,410
    Shareholder servicing fees (Note 2)                         561,485            562,053
    Administration fees (Note 2)                                224,594            224,821
    Deferred expense reimbursement (Note 2)                          --                 --
    Sub-Administration fees (Note 2)                             93,434             93,428
    Trustees' fees and expenses (Note 2)                         10,879             10,879
    Custody and accounting fees (Note 2)                         90,975            179,807
    Transfer agent fees                                          42,612             43,962
    Professional fees                                            48,550             48,614
    Registration fees                                            36,464             30,253
    Other expenses                                               21,436             19,996
                                                       ----------------   ----------------

  TOTAL EXPENSES BEFORE WAIVERS AND REIMBURSEMENTS:           3,017,017          2,787,560
    Less: Fee waiver by Advisor                                (559,158)          (288,310)
          Fee waiver by Sub-Advisor                            (191,088)           (50,349)
          Expense offsets and other waivers                     (20,833)           (20,833)
                                                       ----------------   ----------------

    NET EXPENSES                                              2,245,938          2,428,068
                                                       ----------------   ----------------

  NET INVESTMENT INCOME (LOSS)                                5,224,133          1,179,999
                                                       ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON:
      Investments                                             1,580,302            333,009
      Foreign currency transactions                             203,637                 17
      Distributions from other Registered Investment
       Companies                                                     --            110,936
    INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
      DEPRECIATION ON:
      Investments                                           (11,033,826)        34,191,245
      Foreign currency translations                             (88,081)                --
                                                       ----------------   ----------------
    Net realized and unrealized gain (loss) on
      investments and change in unrealized
      appreciation (depreciation)                            (9,337,968)        34,635,207
                                                       ----------------   ----------------

  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                    $     (4,113,835)  $     35,815,206
                                                       ================   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             SA                SA U.S.                            SA INTERNATIONAL
                                                          U.S. HBtM        SMALL COMPANY      SA INTERNATIONAL     SMALL COMPANY
                                                             FUND               FUND              HBtM FUND             FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                                          $      1,835,058   $        922,811    $      6,098,255    $      2,080,936
    Interest                                                     15,160             12,705              43,781                  --
    Less: Taxes witheld                                            (751)               (14)           (665,862)                 --
                                                       ----------------   ----------------    ----------------    ----------------

  TOTAL INCOME                                                1,849,467            935,502           5,476,174           2,080,936
                                                       ----------------   ----------------    ----------------    ----------------
  EXPENSES:
    Advisory fees (Note 2)                                      811,656            719,893           1,441,607             514,299
    Sub-Advisory fee (Note 2)                                   337,149            420,860             842,785                  --
    Shareholder servicing fees (Note 2)                         312,175            276,882             554,464             197,807
    Administration fees (Note 2)                                124,870            110,753             221,786              79,123
    Deferred expense reimbursement (Note 2)                          --                 --             265,139               3,766
    Sub-Administration fees (Note 2)                             72,463             68,895              92,592              62,556
    Trustees' fees and expenses (Note 2)                         10,879             10,879              10,879              10,879
    Custody and accounting fees (Note 2)                         78,020            190,479             225,877              39,794
    Transfer agent fees                                          43,128             43,103              44,150              42,688
    Professional fees                                            48,551             48,550              46,134              46,279
    Registration fees                                            25,669             22,928              26,539              19,682
    Other expenses                                               17,895             15,583              19,700              16,733
                                                       ----------------   ----------------    ----------------    ----------------

  TOTAL EXPENSES BEFORE WAIVERS AND REIMBURSEMENTS:           1,882,455          1,928,805           3,791,652           1,033,606
    Less: Fee waiver by Advisor                                (299,575)          (301,827)                 --                  --
          Fee waiver by Sub-Advisor                            (151,015)          (188,511)           (377,499)                 --
          Expense offsets and other waivers                     (20,833)           (20,833)            (20,833)            (20,833)
                                                       ----------------   ----------------    ----------------    ----------------

    NET EXPENSES                                              1,411,032          1,417,634           3,393,320           1,012,773
                                                       ----------------   ----------------    ----------------    ----------------

  NET INVESTMENT INCOME (LOSS)                                  438,435           (482,132)          2,082,854           1,068,163
                                                       ----------------   ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON:
      Investments                                             2,493,283          4,457,130           9,565,817           1,486,114
      Foreign currency transactions                                  92                 --             (10,052)                 --
      Distributions from other Registered Investment
        Companies                                                    --                 --                  --                  --
    INCREASE (DECREASE) IN UNREALIZED
      APPRECIATION/DEPRECIATION ON:
      Investments                                            21,983,739         24,643,939          53,299,376          24,358,504
      Foreign currency translations                                  --                 --              19,534                  --
                                                       ----------------   ----------------    ----------------    ----------------
    Net realized and unrealized gain (loss) on
      investments and change in unrealized
      appreciation (depreciation)                            24,477,114         29,101,069          62,874,675          25,844,618
                                                       ----------------   ----------------    ----------------    ----------------

  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                    $     24,915,549   $     28,618,937    $     64,957,529    $     26,912,781
                                                       ================   ================    ================    ================

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SA FIXED INCOME FUND
                                                       -----------------------------------
                                                          YEAR ENDED         YEAR ENDED
                                                          6/30/2004          6/30/2003
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income                              $      5,224,133   $      4,460,597
    Net realized gain (loss) on investments and
      foreign currency transactions                           1,783,939          5,751,630
    Net increase (decrease) in unrealized
      appreciation (depreciation)                           (11,121,907)         3,552,001
                                                       ----------------   ----------------
    Net increase (decrease) from operations                  (4,113,835)        13,764,228
                                                       ----------------   ----------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                    (6,002,605)        (3,694,430)
    Net realized gains                                       (7,016,590)          (884,410)
                                                       ----------------   ----------------
  TOTAL DISTRIBUTIONS                                       (13,019,195)        (4,578,840)
                                                       ----------------   ----------------
  SHARE TRANSACTIONS
    Proceeds from sales of shares                           152,836,926         96,600,299
    Value of distributions reinvested                         8,817,716          3,354,989
    Cost of shares redeemed                                 (44,106,666)       (46,103,702)
                                                       ----------------   ----------------
  TOTAL SHARE TRANSACTIONS                                  117,547,976         53,851,586
                                                       ----------------   ----------------
  TOTAL INCREASE IN NET ASSETS                              100,414,946         63,036,974

NET ASSETS
  Beginning of Period                                       179,059,385        116,022,411
                                                       ----------------   ----------------
  End of Period                                        $    279,474,331   $    179,059,385
                                                       ================   ================

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
 INCOME, END OF PERIOD                                 $         33,522   $            (35)

CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription                                14,621,743          9,055,986
  Issued for distributions reinvested                           857,120            313,715
  Shares redeemed                                            (4,214,362)        (4,311,516)
                                                       ----------------   ----------------
  Net increase in fund shares                                11,264,501          5,058,185
                                                       ================   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                SA U.S. MARKET FUND                     SA U.S. HBtM FUND
                                                       -----------------------------------    ------------------------------------
                                                          YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                          6/30/2004          6/30/2003           6/30/2004           6/30/2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income                              $      1,179,999   $        810,125    $        438,435    $        305,142
    Net realized gain (loss) on investments and
      foreign currency transactions                             443,962         (2,046,904)          2,493,375          (2,053,293)
    Net increase (decrease) in unrealized
      appreciation (depreciation)                            34,191,245          6,194,276          21,983,739           5,346,832
                                                       ----------------   ----------------    ----------------    ----------------
    Net increase (decrease) from operations                  35,815,206          4,957,497          24,915,549           3,598,681
                                                       ----------------   ----------------    ----------------    ----------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                    (1,153,538)          (590,344)           (413,852)           (181,441)
    Net realized gains                                               --                 --                  --                  --
                                                       ----------------   ----------------    ----------------    ----------------
  TOTAL DISTRIBUTIONS                                        (1,153,538)          (590,344)           (413,852)           (181,441)
                                                       ----------------   ----------------    ----------------    ----------------
  SHARE TRANSACTIONS
    Proceeds from sales of shares                           124,197,121         78,478,697          70,539,416          46,140,184
    Value of distributions reinvested                           794,363            445,631             296,345             143,792
    Cost of shares redeemed                                 (30,749,207)       (30,774,853)        (19,334,268)        (18,813,453)
                                                       ----------------   ----------------    ----------------    ----------------
  TOTAL SHARE TRANSACTIONS                                   94,242,277         48,149,475          51,501,493          27,470,523
                                                       ----------------   ----------------    ----------------    ----------------
  TOTAL INCREASE IN NET ASSETS                              128,903,945         52,516,628          76,003,190          30,887,763

NET ASSETS
  Beginning of Period                                       160,569,313        108,052,685          88,551,964          57,664,201
                                                       ----------------   ----------------    ----------------    ----------------
  End of Period                                        $    289,473,258   $    160,569,313    $    164,555,154    $     88,551,964
                                                       ================   ================    ================    ================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
 INCOME, END OF PERIOD                                 $        432,561   $        406,083    $        187,289    $        162,614

CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription                                12,910,840         10,148,251           6,990,572           6,031,389
  Issued for distributions reinvested                            82,062             58,559              29,111              18,870
  Shares redeemed                                            (3,200,815)        (4,003,582)         (1,940,365)         (2,461,777)
                                                       ----------------   ----------------    ----------------    ----------------
  Net increase in fund shares                                 9,792,087          6,203,228           5,079,318           3,588,482
                                                       ================   ================    ================    ================

                                                              SA U.S. SMALL COMPANY
                                                       -----------------------------------
                                                          YEAR ENDED         YEAR ENDED
                                                          6/30/2004          6/30/2003
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income (loss)                       $       (482,132)  $       (212,839)
    Net realized gain (loss) on investments and
     foreign currency transactions                            4,457,130         (2,489,047)
    Net increase (decrease) in unrealized
     appreciation (depreciation)                             24,643,939          5,288,388
                                                       ----------------   ----------------
    Net increase (decrease) from operations                  28,618,937          2,586,502
                                                       ----------------   ----------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                            --                 --
    Net realized gains                                               --                 --
                                                       ----------------   ----------------
  TOTAL DISTRIBUTIONS                                                --                 --
                                                       ----------------   ----------------
  SHARE TRANSACTIONS
    Proceeds from sales of shares                            55,183,019         32,029,600
    Value of distributions reinvested                                --                 --
    Cost of shares redeemed                                 (16,919,753)       (12,320,336)
                                                       ----------------   ----------------
  TOTAL SHARE TRANSACTIONS                                   38,263,266         19,709,264
                                                       ----------------   ----------------
  TOTAL INCREASE IN NET ASSETS                               66,882,203         22,295,766

NET ASSETS
  Beginning of Period                                        76,149,984         53,854,218
                                                       ----------------   ----------------
  End of Period                                        $    143,032,187   $     76,149,984
                                                       ================   ================

UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD     $             --   $             --

CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription                                 3,665,977          3,071,518
  Issued for distributions reinvested                                --                 --
  Shares redeemed                                            (1,130,095)        (1,201,512)
                                                       ----------------   ----------------
  Net increase in fund shares                                 2,535,882          1,870,006
                                                       ================   ================

                        SEE NOTE TO FINANCIAL STATEMENTS.

                                                            SA INTERNATIONAL HBtM FUND         SA INTERNATIONAL SMALL COMPANY FUND
                                                       -----------------------------------    ------------------------------------
                                                          YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                          6/30/2004          6/30/2003           6/30/2004           6/30/2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income (loss)                       $      2,082,854   $      1,479,685    $      1,068,163    $        195,122
    Net realized gain (loss) on investments and
     foreign currency transactions                            9,555,765        (13,381,688)          1,486,114          (1,116,898)
    Net increase (decrease) in unrealized
     appreciation (depreciation)                             53,318,910         11,565,147          24,358,504           6,414,067
                                                       ----------------   ----------------    ----------------    ----------------
    Net increase (decrease) from operations                  64,957,529           (336,856)         26,912,781           5,492,291
                                                       ----------------   ----------------    ----------------    ----------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                    (1,980,137)          (718,941)           (506,706)           (223,401)
    Net realized gains                                               --                 --                  --                  --
                                                       ----------------   ----------------    ----------------    ----------------
  TOTAL DISTRIBUTIONS                                        (1,980,137)          (718,941)           (506,706)           (223,401)
                                                       ----------------   ----------------    ----------------    ----------------
  SHARE TRANSACTIONS
    Proceeds from sales of shares                           113,736,865         94,511,358          41,578,850          42,332,764
    Value of distributions reinvested                         1,387,833            569,260             367,109             180,162
    Cost of shares redeemed                                 (47,091,570)       (63,348,445)        (20,929,059)        (32,609,260)
                                                       ----------------   ----------------    ----------------    ----------------
  TOTAL SHARE TRANSACTIONS                                   68,033,128         31,732,173          21,016,900           9,903,666
                                                       ----------------   ----------------    ----------------    ----------------
  TOTAL INCREASE IN NET ASSETS                              131,010,520         30,676,376          47,422,975          15,172,556

NET ASSETS
  Beginning of Period                                       154,891,831        124,215,455          54,466,025          39,293,469
                                                       ----------------   ----------------    ----------------    ----------------
  End of Period                                        $    285,902,351   $    154,891,831    $    101,889,000    $     54,466,025
                                                       ================   ================    ================    ================

UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD     $      1,968,766   $      1,606,295    $        587,466    $         26,009

CAPITAL SHARE TRANSACTIONS
  Shares sold by subscription                                11,253,001         12,976,779           3,399,455           5,094,689
  Issued for distributions reinvested                           136,463             80,746              30,239              23,068
  Shares redeemed                                            (4,720,210)        (8,697,369)         (1,735,358)         (3,880,114)
                                                       ----------------   ----------------    ----------------    ----------------
  Net increase in fund shares                                 6,669,254          4,360,156           1,694,336           1,237,643
                                                       ================   ================    ================    ================

FINANCIAL HIGHLIGHTS

                                                                              SA FIXED
                                                                             INCOME FUND
                                                          -------------------------------------------------
                                                            YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                          JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $       10.91     $       10.21     $        9.87
                                                          -------------     -------------     -------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            0.24              0.31              0.30
  Net realized and unrealized gain (loss)
   on investments                                                 (0.44)             0.72              0.34
                                                          -------------     -------------     -------------
Total from investment operations                                  (0.20)             1.03              0.64
                                                          -------------     -------------     -------------

LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.27)            (0.26)            (0.28)
  Distributions from capital gains                                (0.34)            (0.07)            (0.02)
                                                          -------------     -------------     -------------
Total distributions                                               (0.61)            (0.33)            (0.30)
                                                          -------------     -------------     -------------

Net asset value, end of period                            $       10.10     $       10.91     $       10.21
                                                          =============     =============     =============

Total return (1)                                                  (1.88)%           10.19%             6.59%
Net assets, end of period (000s)                          $     279,474     $     179,059     $     116,022
Ratio of net expenses to average net assets (2)                    1.00%             0.89%             0.85%
Ratio of gross expenses to average net assets (2)(3)               1.34%             1.40%             1.59%
Ratio of net investment income to average
  net assets (2)                                                   2.33%             3.00%             3.59%
Portfolio turnover rate (1)                                          83%               85%               77%

Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment
  income per share would have been (3)                    $        0.20     $        0.27     $        0.24

                                                                      SA FIXED
                                                                     INCOME FUND
                                                          --------------------------------
                                                           YEAR ENDED       PERIOD ENDED
                                                          JUNE 30, 2001     JUNE 30, 2000*
                                                          --------------------------------
                                                            (I CLASS)         (I CLASS)
Net Asset Value, Beginning of Period                      $       10.04     $        10.00
                                                          -------------     --------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            0.44               0.35
  Net realized and unrealized gain (loss)
   on investments                                                  0.13               0.03
                                                          -------------     --------------
Total from investment operations                                   0.57               0.38
                                                          -------------     --------------

LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.74)             (0.34)
  Distributions from capital gains                                   --                 --
                                                          -------------     --------------
Total distributions                                               (0.74)             (0.34)
                                                          -------------     --------------

Net asset value, end of period                            $        9.87     $        10.04
                                                          =============     =============

Total return (1)                                                   5.88%              3.90%
Net assets, end of period (000s)                          $      45,455     $       15,165
Ratio of net expenses to average net assets (2)                    0.87%              1.00%
Ratio of gross expenses to average net assets (2)(3)               2.06%              3.08%
Ratio of net investment income to average
  net assets (2)                                                   4.20%              4.35%
Portfolio turnover rate (1)                                         135%                20%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment
  income per share would have been (3)                    $        0.31     $         0.18

  *  From commencement of operations, July 29, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                SA U.S.
                                                                             MARKET FUND
                                                          -------------------------------------------------
                                                           YEAR ENDED         YEAR ENDED       YEAR ENDED
                                                          JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $        8.54     $        8.57     $       10.26
                                                          -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            0.04              0.05              0.03
  Net realized and unrealized gain (loss)
    on investments                                                 1.59             (0.04)            (1.69)
                                                          -------------     -------------     -------------
Total from investment operations                                   1.63              0.01             (1.66)
                                                          -------------     -------------     -------------

LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)            (0.04)            (0.03)
  Distributions from capital gains                                   --                --                --
                                                          -------------     -------------     -------------
Total distributions                                               (0.05)            (0.04)            (0.03)
                                                          -------------     -------------     -------------

Net asset value, end of period                            $       10.12     $        8.54     $        8.57
                                                          =============     =============     =============

Total return (1)                                                  19.12%             0.17%           (16.20)%
Net assets, end of period (000s)                          $     289,473     $     160,569     $     108,053
Ratio of net expenses to average net assets (2)                    1.08%             0.97%             0.92%
Ratio of gross expenses to average net assets (2)(3)               1.24%             1.38%             1.52%
Ratio of net investment income to average
  net assets (2)                                                   0.52%             0.67%             0.43%
Portfolio turnover rate (1)                                           1%                2%                1%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment
  income (loss) per share would have been (3)             $        0.03     $        0.02     $       (0.01)

                                                                      SA U.S.
                                                                    MARKET FUND
                                                        ----------------------------------
                                                            YEAR ENDED       PERIOD ENDED
                                                          JUNE 30, 2001     JUNE 30, 2000*
------------------------------------------------------------------------------------------
                                                            (I CLASS)         (I CLASS)
Net Asset Value, Beginning of Period                      $       11.59     $        10.00
                                                          -------------     --------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            0.04               0.02
  Net realized and unrealized gain (loss)
    on investments                                                (1.30)              1.57
                                                          -------------     --------------
Total from investment operations                                  (1.26)              1.59
                                                          -------------     --------------

LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.04)                --
  Distributions from capital gains                                (0.03)                --
                                                          -------------     --------------
Total distributions                                               (0.07)                --
                                                          -------------     --------------

Net asset value, end of period                            $       10.26     $        11.59
                                                          =============     ==============

Total return (1)                                                 (10.89)%            15.90%
Net assets, end of period (000s)                          $      55,605     $       16,188
Ratio of net expenses to average net assets (2)                    0.95%              1.08%
Ratio of gross expenses to average net assets (2)(3)               1.87%              3.33%
Ratio of net investment income to average
  net assets (2)                                                   0.44%              0.43%
Portfolio turnover rate (1)                                          16%                 1%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment
  income (loss) per share would have been (3)             $       (0.04)    $        (0.09)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                SA U.S.
                                                                               HBtM FUND
                                                          --------------------------------------------------
                                                            YEAR ENDED         YEAR ENDED       YEAR ENDED
                                                          JUNE 30, 2004      JUNE 30, 2003     JUNE 30, 2002
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $        8.70     $         8.75    $        11.02
                                                          -------------     --------------    --------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            0.03               0.03              0.01
  Net realized and unrealized gain (loss)
   on investments                                                  2.09              (0.06)            (2.24)
                                                          -------------     --------------    --------------
Total from investment operations                                   2.12              (0.03)            (2.23)
                                                          -------------     --------------    --------------

LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.03)             (0.02)            (0.04)
  Distributions from capital gains                                   --                 --                --
                                                          -------------     --------------    --------------
Total distributions                                               (0.03)             (0.02)            (0.04)
                                                          -------------     --------------    --------------

Net asset value, end of period                            $       10.79     $         8.70    $         8.75
                                                          =============     ==============    ==============

Total return (1)                                                  24.46%             (0.27)%          (20.31)%
Net assets, end of period (000s)                          $     164,555     $       88,552    $       57,664
Ratio of net expenses to average net assets (2)                    1.13%              1.08%             1.05%
Ratio of gross expenses to average net assets (2)(3)               1.51%              1.75%             1.92%
Ratio of net investment income to average
  net assets (2)                                                   0.35%              0.47%             0.23%
Portfolio turnover rate (1)                                           9%                 7%                3%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment
  loss per share would have been (3)                      $       (0.00)**  $        (0.02)   $        (0.04)

                                                                      SA U.S.
                                                                     HBtM FUND
                                                          --------------------------------
                                                           YEAR ENDED        PERIOD ENDED
                                                          JUNE 30, 2001     JUNE 30, 2000*
------------------------------------------------------------------------------------------
                                                            (I CLASS)         (I CLASS)
Net Asset Value, Beginning of Period                      $        8.62     $        10.00
                                                          -------------     --------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            0.08               0.06
  Net realized and unrealized gain (loss)
   on investments                                                  2.46              (1.44)
                                                          -------------     --------------
Total from investment operations                                   2.54              (1.38)
                                                          -------------     --------------

LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.11)                --
  Distributions from capital gains                                (0.03)                --
                                                          -------------     --------------
Total distributions                                               (0.14)                --
                                                          -------------     --------------

Net asset value, end of period                            $       11.02     $         8.62
                                                          =============     ==============

Total return (1)                                                  29.69%            (13.80)%
Net assets, end of period (000s)                          $      29,578     $        6,987
Ratio of net expenses to average net assets (2)                    1.07%              1.13%
Ratio of gross expenses to average net assets (2)(3)               2.61%              5.67%
Ratio of net investment income to average
  net assets (2)                                                   1.03%              1.57%
Portfolio turnover rate (1)                                          26%                 3%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment
  loss per share would have been (3)                      $       (0.04)    $        (0.12)

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01 per share.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                SA U.S.
                                                                          SMALL COMPANY FUND
                                                          -------------------------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $       12.15     $       12.24     $       13.68
                                                          -------------     -------------     -------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                             (0.05)            (0.03)            (0.05)
  Net realized and unrealized gain (loss)
   on investments                                                  4.14             (0.06)            (1.39)
                                                          -------------     -------------     -------------
Total from investment operations                                   4.09             (0.09)            (1.44)
                                                          -------------     -------------     -------------

LESS DISTRIBUTIONS:
  Distributions from capital gains                                   --                --                --
                                                          -------------     -------------     -------------
Total distributions                                                  --                --                --
                                                          -------------     -------------     -------------

Net asset value, end of period                            $       16.24     $       12.15     $       12.24
                                                          =============     =============     =============

Total return (1)                                                  33.66%            (0.74)%          (10.52)%
Net assets, end of period (000s)                          $     143,032     $      76,150     $      53,854
Ratio of net expenses to average net assets (2)                    1.28%             1.26%             1.25%
Ratio of gross expenses to average net assets (2)(3)               1.74%             2.11%             2.38%
Ratio of net investment loss to average net assets (2)            (0.44)%           (0.38)%           (0.51)%
Portfolio turnover rate (1)                                           6%                7%                5%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment loss
  per share would have been (3)                           $       (0.11)    $       (0.11)    $       (0.15)

                                                                      SA U.S.
                                                                SMALL COMPANY FUND
                                                          --------------------------------
                                                            YEAR ENDED       PERIOD ENDED
                                                          JUNE 30, 2001     JUNE 30, 2000*
------------------------------------------------------------------------------------------
                                                            (I CLASS)          (I CLASS)
Net Asset Value, Beginning of Period                      $       12.58     $        10.00
                                                          -------------     --------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                             (0.03)             (0.01)
  Net realized and unrealized gain (loss)
   on investments                                                  1.16               2.59
                                                          -------------     --------------
Total from investment operations                                   1.13               2.58
                                                          -------------     --------------

LESS DISTRIBUTIONS:
  Distributions from capital gains                                (0.03)                --
                                                          -------------     --------------
Total distributions                                               (0.03)                --
                                                          -------------     --------------

Net asset value, end of period                            $       13.68     $        12.58
                                                          =============     ==============

Total return (1)                                                   9.02%             25.80%
Net assets, end of period (000s)                          $      29,252     $        6,836
Ratio of net expenses to average net assets (2)                    1.26%              1.28%
Ratio of gross expenses to average net assets (2)(3)               3.32%              6.62%
Ratio of net investment loss to average net assets (2)            (0.28)%            (0.18)%
Portfolio turnover rate (1)                                          17%                 4%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment loss
  per share would have been (3)                           $       (0.22)    $        (0.30)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                  SA INTERNATIONAL
                                                                                     HBtM FUND
                                                            -----------------------------------------------------------
                                                              YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                            JUNE 30, 2004          JUNE 30, 2003          JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $        8.19          $        8.54          $        9.41
                                                            -------------          -------------          -------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.08                   0.07                   0.03
  Net realized and unrealized gain (loss)
    on investments                                                   3.00                  (0.38)                 (0.79)
                                                            -------------          -------------          -------------
Total from investment operations                                     3.08                  (0.31)                 (0.76)
                                                            -------------          -------------          -------------

LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.09)                 (0.04)                 (0.07)
  Distributions from capital gains                                     --                     --                  (0.04)
                                                            -------------          -------------          -------------
Total distributions                                                 (0.09)                 (0.04)                 (0.11)
                                                            -------------          -------------          -------------

Net asset value, end of period                              $       11.18          $        8.19          $        8.54
                                                            =============          =============          =============

Total return (1)                                                    37.76%                 (3.51)%                (8.08)%
Net assets, end of period (000s)                            $     285,902          $     154,892          $     124,215
Ratio of net expenses to average net assets (2)                      1.53%                  1.47%                  1.45%
Ratio of gross expenses to average net assets (2)                    1.71%(4)               1.71%(3)               1.80%(3)
Ratio of net investment income to average
  net assets (2)                                                     0.94%                  1.18%                  0.91%
Portfolio turnover rate (1)                                            12%                    13%                     3%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment
  income per share would have been (3)                      $        0.07          $        0.07          $        0.02

                                                                      SA INTERNATIONAL
                                                                          HBtM FUND
                                                            -------------------------------------
                                                              YEAR ENDED            PERIOD ENDED
                                                            JUNE 30, 2001          JUNE 30, 2000*
-------------------------------------------------------------------------------------------------
                                                              (I CLASS)              (I CLASS)
Net Asset Value, Beginning of Period                        $        9.99          $        10.00
                                                            -------------          --------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.09                    0.11
  Net realized and unrealized gain (loss)
    on investments                                                  (0.60)                  (0.08)
                                                            -------------          --------------
Total from investment operations                                    (0.51)                   0.03
                                                            -------------          --------------

LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.06)                  (0.04)
  Distributions from capital gains                                  (0.01)                     --
                                                            -------------          --------------
Total distributions                                                 (0.07)                  (0.04)
                                                            -------------          --------------

Net asset value, end of period                              $        9.41          $         9.99
                                                            =============          =============

Total return (1)                                                    (5.15)%                  0.36%
Net assets, end of period (000s)                            $      60,642          $       21,192
Ratio of net expenses to average net assets (2)                      1.47%                   1.53%
Ratio of gross expenses to average net assets (2)                    2.10%(3)                3.66%(3)
Ratio of net investment income to average
  net assets (2)                                                     1.27%                   2.22%
Portfolio turnover rate (1)                                            12%                      2%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment
  income per share would have been (3)                      $        0.05          $         0.00**

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01 per share.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
(4) Gross expenses include effect of $265,139 of expense recapture by manager, an increase of 0.12% on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                               SA INTERNATIONAL SMALL
                                                                                    COMPANY FUND
                                                            -----------------------------------------------------------
                                                              YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                            JUNE 30, 2004          JUNE 30, 2003          JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $        9.85          $        9.16          $        9.18
                                                            -------------          -------------          -------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.16                   0.04                   0.01
  Net realized and unrealized gain (loss)
   on investments                                                    4.18                   0.70                   0.03
                                                            -------------          -------------          -------------
Total from investment operations                                     4.34                   0.74                   0.04
                                                            -------------          -------------          -------------

LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.08)                 (0.05)                 (0.06)
  Distributions from capital gains                                     --                     --                     --
                                                            -------------          -------------          -------------
Total distributions                                                 (0.08)                 (0.05)                 (0.06)
                                                            -------------          -------------          -------------

Net asset value, end of period                              $       14.11          $        9.85          $        9.16
                                                            =============          =============          =============

Total return (1)                                                    44.21%                  8.16%                  0.47%
Net assets, end of period (000s)                            $     101,889          $      54,466          $      39,293
Ratio of net expenses to average net assets (2)                      1.28%                  1.28%                  1.28%
Ratio of gross expenses to average net assets (2)                    1.31%(4)               1.62%(3)               1.92%(3)
Ratio of net investment income to average
  net assets (2)                                                     1.35%                  0.47%                  0.39%
Portfolio turnover rate (1)                                           N/A                    N/A                    N/A
Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment
  income (loss) per share would have been (3)               $        0.16          $        0.01          $       (0.01)

                                                                   SA INTERNATIONAL SMALL
                                                                       COMPANY FUND
                                                            -------------------------------------
                                                             YEAR ENDED             PERIOD ENDED
                                                            JUNE 30, 2001          JUNE 30, 2000*
-------------------------------------------------------------------------------------------------
                                                              (I CLASS)              (I CLASS)
Net Asset Value, Beginning of Period                        $       10.42          $        10.00
                                                            -------------          --------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.05                    0.17
  Net realized and unrealized gain (loss)
   on investments                                                   (1.11)                   0.47
                                                            -------------          --------------
Total from investment operations                                    (1.06)                   0.64
                                                            -------------          --------------

LESS DISTRIBUTIONS:
  Dividends from net investment income                                 --                   (0.22)
  Distributions from capital gains                                  (0.18)                     --
                                                            -------------          --------------
Total distributions                                                 (0.18)                  (0.22)
                                                            -------------          --------------

Net asset value, end of period                              $        9.18          $        10.42
                                                            =============          ==============

Total return (1)                                                   (10.15)%                  5.84%
Net assets, end of period (000s)                            $      17,850          $        5,613
Ratio of net expenses to average net assets (2)                      1.29%                   1.28%
Ratio of gross expenses to average net assets (2)                    3.04%(3)                7.08%(3)
Ratio of net investment income to average
  net assets (2)                                                     0.68%                   0.95%
Portfolio turnover rate (1)                                           N/A                      25%
Without giving effect to the voluntary expense
  limitations described in Note 2 to the
  Financial Statements, net investment
  income (loss) per share would have been (3)               $       (0.08)         $        (0.86)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
(4) Gross expenses include effect of $3,766 expense recapture by manager, an increase of less than 0.005% on an annualized basis.
N/A Refer to financial statements of the respective Master Fund, included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA Funds

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     SA Funds -- Investment Trust (the "Trust") was organized as a Delaware business trust on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers six Funds, each of which is registered under the Investment Company Act of 1940 (the "1940 Act"), and is a diversified mutual fund as defined in the 1940 Act. The Trust currently offers the following Funds:

     SA Fixed Income Fund
     SA U.S. Market Fund
     SA U.S. HBtM Fund
     SA U.S. Small Company Fund
     SA International HBtM Fund
     SA International Small Company Fund

     All of the Funds commenced investment operations on August 5, 1999 with the exception of SA Fixed Income Fund, which commenced operations on July 29, 1999.

     Prior to October 30, 2000, the Funds offered two classes of shares -- Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination).

     Effective October 30, 2000, SA International Small Company Fund became a feeder fund in a master/feeder relationship, such that it invests all of its investable assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA International Small Company Portfolio" or the "Master Fund"). (Prior to the effective date, SA International Small Company Fund was a fund of funds.) The investment objective and fundamental policies of the Master Fund are the same as those of SA International Small Company Fund. As of June 30, 2004, SA International Small Company Fund held approximately 7.54% of the Master Fund. The performance of SA International Small Company Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

     SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued according to the official closing price, if any, or at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Price information for these listed securities is taken from the exchange where the security is principally traded. Unlisted equity securities ("over-the-counter" or "OTC") for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. In the event that market quotations are not readily available for either exchange listed or OTC securities, such securities will be valued at "fair value" as determined in good faith in accordance with the Trust's valuation procedures by a pricing and investment committee

(the "pricing committee") appointed by the Board of Trustees of the Trust. Long-term and short-term debt securities are valued based upon prices provided by pricing services approved by the Board of Trustees. Debt securities for which market quotations are not readily available are valued at fair value as determined in good faith by the pricing committee. Certain Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

     The shares of SSgA Government Money Market Fund and SSgA Money Market Fund held by the Funds, shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund, and shares of the Master Fund held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund. Valuation of securities by the Master Fund is discussed in the Master Fund's Notes to Financial Statements, which are included elsewhere in this report.

     REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

     FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

     The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

     SA Fixed Income Fund, SA International HBtM Fund and SA International Small Company Fund may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

     Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At June 30, 2004, SA Fixed Income Fund had the following open forward foreign currency exchange contract:

                                                         LOCAL        AGGREGATE
                                         DELIVERY      CURRENCY         FACE           TOTAL       UNREALIZED
                                           DATE         AMOUNT         AMOUNT          VALUE      DEPRECIATION
                                        ---------     ---------     ------------    ------------  ------------
     Swedish Krona (sell)               7/28/2004     61,799,580    $  8,136,877    $  8,206,602  $     69,725

     INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

     Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

     INDEMNIFICATIONS -- Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

     As of June 30, 2004, the following Funds have realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

                                                      EXPIRING        EXPIRING
     FUND                                          JUNE 30, 2010   JUNE 30, 2011
     ----                                          -------------   -------------
     SA U.S. Market Fund                           $   4,768,231   $   2,955,110
     SA U.S. HBtM Fund                                        --         978,730
     SA U.S. Small Company Fund                               --       2,055,978
     SA International HBtM Fund                               --       7,087,756

     As of June 30, 2004, the following Funds have elected for federal income tax purposes to defer the current year post October 31 capital and currency losses as though the losses were incurred on the first day of the next fiscal year:

                                                   POST OCTOBER     POST OCTOBER
     FUND                                          CAPITAL LOSS    CURRENCY LOSS
     ----                                          -------------   -------------
     SA Fixed Income Fund                          $     470,246   $      36,203

     The tax character of distributions paid to shareholders during 2004 and 2003 were as follows:

                                                                       2004
                                                     ORDINARY       LONG-TERM
                                                      INCOME       CAPITAL GAIN        TOTAL
                                                   ------------    -------------   -------------
     SA Fixed Income Fund                          $  9,260,227    $   3,758,968   $  13,019,195
     SA U.S. Market Fund                              1,153,538               --       1,153,538
     SA U.S. HBtM Fund                                  413,852               --         413,852
     SA International HBtM Fund                       1,980,137               --       1,980,137
     SA International Small Company Fund                506,706               --         506,706

                                                                      2003
                                                     ORDINARY       LONG-TERM
                                                      INCOME       CAPITAL GAIN        TOTAL
                                                   ------------    -------------   -------------
     SA Fixed Income Fund                          $  4,480,549    $      98,291   $   4,578,840
     SA U.S. Market Fund                                590,344               --         590,344
     SA U.S. HBtM Fund                                  181,441               --         181,441
     SA International HBtM Fund                         718,941               --         718,941
     SA International Small Company Fund                223,401               --         223,401

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.

     As of June 30, 2004, the components of distributable earnings on a tax basis were:

                                                         UNDISTRIBUTED       UNREALIZED      POST OCTOBER
                                        UNDISTRIBUTED      LONG-TERM       APPRECIATION/       CAPITAL/        CAPITAL LOSS
                                       ORDINARY INCOME   CAPITAL GAINS     (DEPRECIATION)    CURRENCY LOSS     CARRYFORWARD
                                       ---------------  ---------------   ---------------   ---------------   ---------------
SA Fixed Income Fund                   $            --  $            --   $    (5,244,330)  $      (506,449)  $            --
SA U.S. Market Fund                            432,561               --        27,402,320                --        (7,723,341)
SA U.S. HBtM Fund                              187,289               --        22,602,239                --          (978,730)
SA U.S. Small Company Fund                          --               --        34,252,215                --        (2,055,978)
SA International HBtM Fund                   1,977,427               --        60,695,687                --        (7,087,756)
SA International Small Company Fund            587,466          146,453        31,212,397                --                --

     Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

     DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding SA Fixed Income Fund, declares and pays its net investment income, if any, annually. SA Fixed Income Fund declares and pays its net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually. Dividends to shareholders are recorded on the ex-dividend date.

2.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

     The Trust has an Investment Advisory and Administrative Services Agreement with Assante Asset Management Inc. (the "Manager"), under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Loring Ward International Ltd., which is a publicly traded financial services company located in Winnipeg, Canada. For the advisory services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the rate of 0.65% of each Fund's average daily net assets.

     The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets as set forth below. SA International Small Company Fund will not pay a fee to DFA for sub-advisory services for as long as it remains a feeder fund. However, DFA receives an administration fee from the Master Fund and also receives advisory fees for providing advisory services to the funds in which the Master Fund invests.

                                                                     SUB-
                                                                   ADVISORY
            FUND                                                     FEES
            ----                                                   --------
            SA Fixed Income Fund                                     0.19%
            SA U.S. Market Fund                                      0.05%
            SA U.S. HBtM Fund                                        0.27%
            SA U.S. Small Company Fund                               0.38%
            SA International HBtM Fund                               0.38%

     During the year ended June 30, 2004, DFA voluntarily agreed to waive its sub-advisory fees to the extent that the gross aggregate sub-advisory fees exceeded 0.16% of the aggregate average net assets of the Funds, as calculated monthly. This waiver was allocated to each of the Funds based on each Fund's pro rata portion of the gross aggregate sub-advisory fees.

     The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is paid an annual service fee at the rate of 0.25% of the value of the average daily net assets of each Fund.

     For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

     The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2009, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

                                                                   EXPENSE
            FUND                                                    LIMIT
            ----                                                   -------
            SA Fixed Income Fund                                    1.00%
            SA U.S. Market Fund                                     1.08%
            SA U.S. HBtM Fund                                       1.13%
            SA U.S. Small Company Fund                              1.28%
            SA International HBtM Fund                              1.53%
            SA International Small Company Fund                     1.28%

     The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made,
(2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year. During the year ended June 30, 2004, the Manager recaptured $265,139 from SA International HBtM Fund and $3,766 from SA International Small Company Fund pursuant to these conditions. As of June 30, 2004, the following amounts are subject to this recapture through June 30, 2005, June 30, 2006 and June 30, 2007 respectively.

                                                              EXPIRES        EXPIRES         EXPIRES
     FUND                                                  JUNE 30, 2005  JUNE 30, 2006   JUNE 30, 2007
     ----                                                  -------------  -------------   -------------
     SA Fixed Income Fund                                  $     395,919  $     582,528   $     559,158
     SA U.S. Market Fund                                         423,018        417,716         288,310
     SA U.S. HBtM Fund                                           247,032        304,739         299,575
     SA U.S. Small Company Fund                                  288,110        327,523         301,827
     SA International HBtM Fund                                       --         34,978              --
     SA International Small Company Fund                         150,060         90,225              --

     TRUSTEES' FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive an annual retainer fee of $20,000 per year, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Interested trustees receive no compensation for their services as trustees.

     SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. Effective January 1, 2004 State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.04% of the first $750 million of net assets, plus 0.03% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. Prior to December 31, 2003, State Street received a fee that was calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% of the first $750 million of net assets, plus 0.04% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $85,000 annually per Fund. State Street contractually agreed to waive $250,000 of its fees to the Funds each year for the calendar years 2002 and 2003.

3.   PURCHASES AND SALES OF SECURITIES

     Excluding short-term investments, each Fund's purchases and sales of securities for the year ended June 30, 2004 were as follows:

                                                                               PURCHASES
                                                                   ---------------------------------
                                                                   U.S. GOVERNMENT       OTHER
                                                                   ---------------   ---------------
            SA Fixed Income Fund                                   $   117,124,441   $   182,254,189
            SA U.S. Market Fund                                                 --        96,287,541
            SA U.S. HBtM Fund                                                   --        63,452,666
            SA U.S. Small Company Fund                                          --        45,467,613
            SA International HBtM Fund                                          --        95,970,759
            SA International Small Company Fund                                N/A               N/A

                                                                                 SALES
                                                                   ---------------------------------
                                                                   U.S. GOVERNMENT       OTHER
                                                                   ---------------   ---------------
            SA Fixed Income Fund                                   $    55,012,224   $   124,014,672
            SA U.S. Market Fund                                                 --         1,320,555
            SA U.S. HBtM Fund                                                   --        11,655,268
            SA U.S. Small Company Fund                                          --         6,472,822
            SA International HBtM Fund                                          --        25,582,462
            SA International Small Company Fund                                N/A               N/A

            N/A -- Refer to the Master Fund's financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
SA FUNDS -- INVESTMENT TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SA Fixed Income Fund, SAInternational HBtM Fund, SA International Small Company Fund, SA U.S. HBtM Fund, SA U.S. Market Fund, and SA U.S. Small Company Fund (constituting SA Funds -- Investment Trust, hereafter referred to as the "Trust") at June 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at June 20, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

August 12, 2004

SA Funds

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

     A description of the policies and procedures that are used by the Funds' Sub-Adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling (800) 366-7266. Information regarding how the investment sub-adviser votes these proxies will become available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov when the Funds file their first report on Form N-PX which is due by August 31, 2004 covering the Funds' proxy voting record for the 12-month period ended June 30, 2004.

TRUSTEES AND OFFICERS' INFORMATION

     The Trustees and executive officers of the Trust, their respective dates of birth and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. All of the Trustees are independent of the Trust's Manager, Sub-Adviser and Distributor; that is, they have no financial interest in the Manager, Sub-Adviser or Distributor.

     Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Manager, the Sub-Adviser, the Distributor or any entity directly or indirectly controlling, controlled by or under common control with any of those companies. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

NAME, ADDRESS                                                                                                  OTHER TRUSTEESHIPS
AND DATE OF BIRTH                  POSITION(S) HELD WITH FUND    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------                  --------------------------    -------------------------------------------   ------------------
Bryan W.Brown                      Trustee (since April 1999)    Self-Employed Management Consultant           None
c/o Assante Asset                                                (since 1992).
Management Inc.
1190 Saratoga Avenue,
Suite 200
San Jose, CA 95129
DOB: 02/09/45

Mark A.Schimbor                    Trustee (since July 2000)     Senior Vice President, Lee Hecht Harrison     None
c/o Assante Asset                                                (career consulting company) (since
Management Inc.                                                  2002); Senior Management Consultant,
1190 Saratoga Avenue,                                            Lee Hect Harrison (1999-2009); Instructor,
Suite 200                                                        Finance Department for U.C. Berkeley
San Jose, CA 95129                                               Extension (since 1998.
DOB: 11/07/45

Harold M.Shefrin                   Trustee (since April 1999)    Professor of Finance, Santa Clara             None
c/o Assante Asset                                                University (since 1978).
Management Inc.
1190 Saratoga Avenue,
Suite 200
San Jose, CA 95129
DOB: 07/27/48

NAME, ADDRESS                                                                                                  OTHER TRUSTEESHIPS
AND DATE OF BIRTH                  POSITION(S)HELD WITH FUND     PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS     HELD BY TRUSTEE
-----------------                  --------------------------    -------------------------------------------   ------------------
Alexander B.Potts*                 President and Chief           Executive Vice President and General          N/A
1190 Saratoga Avenue               Executive Officer (since      Manager, Assante Asset Management Inc.
Suite 200                          August 2000)                  (since August 2000); President and Chief
San Jose, CA 95129                                               Executive Officer, Assante Capital
DOB: 06/14/67                                                    Management Inc. (since April 2001); Chief
                                                                 Compliance Officer, Assante Capital
                                                                 Management Inc. (October 2000 --
                                                                 May 2001); Vice President of Advisor Services
                                                                 and Investment Operations, RWB Advisory
                                                                 Services Inc. (October 1998 --
                                                                 September 2000); Vice President of Advisor
                                                                 Services and Investment Operations,
                                                                 Reinhardt, Werba, Bowen Inc. (April 1990 --
                                                                 October 1998).

Denis E.Taillieu*                  Chief Financial and           Chief Financial Officer, Loring Ward          N/A
360 Main St.                       Accounting Officer and        International Ltd. (since November 2003);
Suite 1500                         Treasurer (since March 2004)  Chief Financial Officer, Assante
Winnipeg, Manitoba,                                              Corporation (April 1999 --
R3C 3Z3                                                          November 2003).
DOB: 07/20/52

Jennifer S.Fromm*                  Vice President, Secretary     Associate General Counsel, Loring Ward        N/A
10100 Santa Monica                 and Compliance Officer        Group Inc. (since January 2004); Senior Legal
Boulevard Suite 1050               (since September 2000)        Counsel, Loring Ward Capital Management
Los Angeles, CA 90067                                            Inc. (formerly Assante Global Advisors
DOB: 08/24/73                                                    Inc.) (June 2002 -- January 2004); Secretary,
                                                                 Assante Asset Management Inc. and Assante
                                                                 Capital Management Inc. (since January 2002);
                                                                 Vice President and Senior Mutual Fund
                                                                 Counsel, Assante Asset Management Inc.
                                                                 (September 2000 -- January 2004); Associate
                                                                 Counsel, State Street Corporation
                                                                 (financial services company) (August 1999 --
                                                                 September 2000).

     The Trust's Board of Trustees has appointed a standing Audit Committee consisting of those Trustees who are not "interested persons" (as defined in the 1940 Act). The Audit Committee oversees the audit process and provides assistance to the Trustees in fulfilling their responsibilities to the shareholders, potential shareholders and investment community relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met three times during the fiscal year ended June 30, 2004.

SA Funds

TAX INFORMATION NOTICE (UNAUDITED)

     For Federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended June 30, 2004:

     FOREIGN TAX CREDITS -- The SA International HBtM Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2004, the total amount that will be passed through to shareholders and the foreign source income for information reporting purposes will be $665,862 (all of which represents taxes withheld) and $6,098,255, respectively.

     CAPITAL GAINS DISTRIBUTIONS -- On December 23, 2003 the following Fund declared a long term capital gain distribution in the following amount:

                                                                 LONG TERM
                                                               CAPITAL GAIN
            FUND                                            DISTRIBUTION AMOUNT
            ----                                            -------------------
            SA Fixed Income Fund                               $   3,758,968

     CORPORATE DIVIDENDS RECEIVED REDUCTION -- The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

            SA U.S. HBtM Fund                                       100%
            SA U.S. Market Fund                                     100%

     QUALIFIED DIVIDEND INCOME -- For the fiscal year ended June 30, 2004 certain dividends paid by the Funds may be designated as qualified dividend income and subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

      SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC.

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
Schedule of Investments -- June 30, 2004 (Unaudited)                       86

Schedule of Investments -- November 30, 2003                               87

Statement of Assets and Liabilities -- June 30, 2004 (Unaudited)           88

Statement of Assets and Liabilities -- November 30, 2003                   89

Statement of Operations                                                    90

Statements of Changes in Net Assets                                        91

Financial Highlights                                                       92

Notes to Financial Statements                                              93

Report of Independent Registered Certified Public Accounting Firm          97

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                                                                               VALUE
                                                                                                         -----------------
Investment in The Japanese Small Company Series of The DFA Investment Trust
  Company (29.7%) (Cost $310,460,537)                                                                    $     401,252,573
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust
  Company (12.1%) (Cost $155,619,190)                                                                          164,346,295
Investment in The United Kingdom Small Company Series of The DFA Investment Trust
  Company (20.3%) (Cost $210,898,233)                                                                          274,370,862
Investment in The Continental Small Company Series of The DFA Investment Trust
  Company (37.8%) (Cost $357,377,237)                                                                          510,330,627
Temporary Cash Investments (0.1%)
  Repurchase Agreement, PNC Capital Markets Inc. 1.28%, 07/01/04 (Collateralized by
  $1,285,000 FHLMC Notes 1.85%, 11/17/05, valued at $1,288,213) to be repurchased
  at $1,285,046 (Cost $1,285,000)                                                                                1,285,000
                                                                                                         -----------------
     Total Investments (100%) (Cost $1,035,640,197)++                                                    $   1,351,585,357
                                                                                                         =================

----------
++ The cost for federal income tax purposes is $1,036,018,262.

                 See accompanying Notes to Financial Statements.

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                                                                              VALUE+
                                                                                                         -----------------
Investment in The Japanese Small Company Series of The DFA Investment Trust
  Company (26.8%) (Cost $247,518,637)                                                                    $     244,017,796
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust
  Company (14.0%) (Cost $111,457,252)                                                                          127,432,216
Investment in The United Kingdom Small Company Series of The DFA Investment Trust
  Company (15.3%) (Cost $105,088,482)                                                                          138,605,642
Investment in The Continental Small Company Series of The DFA Investment Trust
  Company (43.6%) (Cost $292,806,851)                                                                          396,264,638
Temporary Cash Investments (0.3%)
  Repurchase Agreement, PNC Capital Markets Inc. 0.82%, 12/01/03 (Collateralized by
  $2,898,000 FHLB Notes 1.875%, 02/15/05, valued at $2,919,735) to be repurchased
  at $2,876,197 (Cost $2,876,000)                                                                                2,876,000
                                                                                                         -----------------
     Total Investments (100%) (Cost $759,747,222)++                                                      $     909,196,292
                                                                                                         =================

----------
+  See Note B to Financial Statements.
++ The cost for federal income tax purposes is $761,571,637.

                 See accompanying Notes to Financial Statements.

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (Cost $1,035,640)                                                  $   1,351,585
Cash                                                                                               16
Prepaid Expenses and Other Assets                                                                  38
                                                                                        -------------
     Total Assets                                                                           1,351,639
                                                                                        -------------

LIABILITIES:
Payable to Advisor                                                                                432
Accrued Expenses and Other Liabilities                                                             62
                                                                                        -------------
     Total Liabilities                                                                            494
                                                                                        -------------

NET ASSETS                                                                              $   1,351,145
                                                                                        =============

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)                                                                104,976,526
                                                                                        =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $       12.87
                                                                                        =============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                         $   1,017,239
Accumulated Net Investment Income (Loss)                                                          478
Accumulated Net Realized Gain (Loss)                                                           17,652
Accumulated Net Realized Foreign Exchange Gain (Loss)                                            (270)
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency          315,945
Unrealized Net Foreign Exchange Gain (Loss)                                                       101
                                                                                        -------------
     Total Net Assets                                                                   $   1,351,145
                                                                                        =============

                 See accompanying Notes to Financial Statements.

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $759,747)                                                    $     909,196
Cash                                                                                               16
Receivable for Fund Shares Sold                                                                 1,156
Prepaid Expenses and Other Assets                                                                  20
                                                                                        -------------
     Total Assets                                                                             910,388
                                                                                        -------------

LIABILITIES:
Payables:
     Fund Shares Redeemed                                                                         171
     Due to Advisor                                                                               298
Accrued Expenses and Other Liabilities                                                             32
                                                                                        -------------
     Total Liabilities                                                                            501
                                                                                        -------------

NET ASSETS                                                                              $     909,887
                                                                                        =============

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)                                                                 82,731,629
                                                                                        =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $       11.00
                                                                                        =============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                         $     749,865
Accumulated Net Investment Income (Loss)                                                       11,283
Accumulated Net Realized Gain (Loss)                                                           (1,208)
Accumulated Net Realized Foreign Exchange Gain (Loss)                                             309
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency          149,449
Unrealized Net Foreign Exchange Gain (Loss)                                                       189
                                                                                        -------------
     Total Net Assets                                                                   $     909,887
                                                                                        =============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1,642)                                   $      15,561
  Interest                                                                                        299
  Income from Securities Lending                                                                1,152
  Expenses Allocated From Master Funds                                                         (1,841)
                                                                                        -------------
          Total Investment Income                                                              15,171
                                                                                        -------------

EXPENSES

  Administrative Services                                                                       2,535
  Accounting & Transfer Agent Fees                                                                 35
  Legal Fees                                                                                       15
  Audit Fees                                                                                        3
  Filing Fees                                                                                      34
  Shareholders' Reports                                                                            32
  Directors' Fees and Expenses                                                                     11
                                                                                        -------------
          Total Expenses                                                                        2,665
                                                                                        -------------
  NET INVESTMENT INCOME (LOSS)                                                                 12,506
                                                                                        -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY

  Net Realized Gain (Loss) on Investment Securities Sold                                       10,185
  Net Realized Gain (Loss) on Foreign Currency Transactions                                       309
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                                                249,662
  Translation of Foreign Currency Denominated Amounts                                             102
                                                                                        -------------
     NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                            260,258
                                                                                        -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $     272,764
                                                                                        =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                       YEAR         YEAR
                                                                                      ENDED        ENDED
                                                                                     NOV. 30,     NOV. 30,
                                                                                       2003         2002
                                                                                    ---------    ----------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
  Net Investment Income (Loss)                                                      $  12,506    $    7,813
  Net Realized Gain (Loss) on Investment Securities Sold                               10,185           305
  Net Realized Gain (Loss) on Foreign Currency Transactions                               309           222
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                                        249,662       (19,049)
  Translation of Foreign Currency Denominated Amounts                                     102           123
                                                                                    ---------    ----------
       Net Increase (Decrease) in Net Assets Resulting from Operations                272,764       (10,586)
                                                                                    ---------    ----------
Distributions From:
  Net Investment Income                                                                (8,564)       (6,930)
                                                                                    ---------    ----------
       Total Distributions                                                             (8,564)       (6,930)
                                                                                    ---------    ----------
Capital Share Transactions (1):
  Shares Issued                                                                       281,724       218,575
  Shares Issued in Lieu of Cash Distributions                                           8,551         6,917
  Shares Redeemed                                                                    (109,166)      (99,598)
                                                                                    ---------    ----------
       Net Increase (Decrease) From Capital Shares Transactions                       181,109       125,894
                                                                                    ---------    ----------
       Total Increase (Decrease)                                                      445,309       108,378
NET ASSETS
  Beginning of Period                                                                 464,578       356,200
                                                                                    ---------    ----------
  End of Period                                                                     $ 909,887    $  464,578
                                                                                    =========    ==========
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                     31,592        28,394
     Shares Issued in Lieu of Cash Distributions                                        1,199           948
     Shares Redeemed                                                                  (12,776)      (13,054)
                                                                                    ---------    ----------
                                                                                       20,015       (16,288)
                                                                                    =========    ==========

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR             YEAR             YEAR             YEAR             YEAR
                                                     ENDED            ENDED            ENDED            ENDED            ENDED
                                                    NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                      2003             2002             2001             2000             1999
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period              $       7.41     $       7.67     $       8.49     $       9.13     $       7.82
                                                  ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                           0.16             0.14             0.15             0.17             0.15
   Net Gains (Losses) on Securities (Realized
     and Unrealized)                                      3.57            (0.25)           (0.67)           (0.62)            1.31
                                                  ------------     ------------     ------------     ------------     ------------
   Total From Investment Operations                       3.73            (0.11)           (0.52)           (0.45)            1.46
                                                  ------------     ------------     ------------     ------------     ------------

LESS DISTRIBUTIONS
   Net Investment Income                                 (0.14)           (0.15)           (0.17)           (0.19)           (0.15)
   Net Realized Gains                                       --               --            (0.13)              --               --
                                                  ------------     ------------     ------------     ------------     ------------
   Total Distributions                                   (0.14)           (0.15)           (0.30)           (0.19)           (0.15)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period                    $      11.00     $       7.41     $       7.67     $       8.49     $       9.13
                                                  ============     ============     ============     ============     ============
Total Return                                             51.28%           (1.39)%          (6.36)%          (5.01)%          19.07%

Net Assets, End of Period (thousands)             $    909,887     $    464,578     $    356,200     $    309,060     $    250,442
Ratio of Expenses to Average Net Assets (1)               0.71%            0.71%            0.72%            0.71%            0.75%
Ratio of Net Investment Income to Average Net
   Assets                                                 1.97%            1.83%            2.02%            2.10%            1.76%
Portfolio Turnover Rate                                    N/A              N/A              N/A              N/A              N/A

----------
(1) Represents the combined ratios for the portfolio and its respective pro-rata share of its Master Fund Series.
N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                          NOTES TO FINANCIAL STATEMENTS
                                NOVEMBER 30, 2003

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. One of the Fund's forty portfolios (the "Portfolio") is included in this report. Of the remaining thirty-nine portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, twenty-nine are presented in separate reports, and four have not commenced operations.

     The Portfolio (the "Feeder Fund") invests in four series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                    PERCENTAGE
                                                                                    OWNERSHIP
PORTFOLIO (FEEDER FUND)                  SERIES (MASTER FUNDS)                      AT 11/30/03
-------------------------------------    ---------------------------------------    -----------
International Small Company Portfolio    The Japanese Small Company Series                   86%
                                         The Pacific Rim Small Company Series                81%
                                         The United Kingdom Small Company Series             86%
                                         The Continental Small Company Series                88%

     The Portfolio also invests in short term temporary cash investments from time to time.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with these financial statements.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Master Fund shares held by the Feeder Fund reflect its proportionate interest in the net assets of the corresponding Master Funds.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $9,228.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Portfolio accrues its respective share of income and expenses daily on its investment in its corresponding Master Funds, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

     The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

     Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

     The Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2003, there were no waivers or fees subject to future reimbursement to the Advisor.

     Certain officers of the Portfolio are also officers, and shareholders of the Advisor.

D. FEDERAL INCOME TAX:

     No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributed earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

     Gross Unrealized Appreciation                                  $   151,739
     Gross Unrealized Depreciation                                       (4,114)
                                                                    -----------
        Net                                                         $   147,625
                                                                    ===========

     At November 30, 2003, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $2,088,000 of which $1,816,000 and $272,000 will expire on November 30, 2009 and November 30, 2010, respectively.

     During the year ended November 30, 2003, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the approximate amount of $10,052,000.

     During the year ended November 30, 2003, the Portfolio realized net foreign currency gains, which increased distributable net income for tax purposes; accordingly gains in the amount of $309,404 have been reclassified from accumulated net realized gains to accumulated net investment income.

     Certain of the Portfolios' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Portfolio had unrealized appreciation (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                MARK TO MARKET   REALIZED GAINS
                                                --------------   --------------
     International Small Company Portfolio       $  1,824,415    $   1,016,120

E. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     All open repurchase agreements were entered into on November 28, 2003.

     2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

F. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the line of credit during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2003.

G. REIMBURSEMENT FEES:

     Until March 30, 2002, shares of the Portfolio were sold at a public offering price equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital. The reimbursement fee for the Portfolio was 0.675% of the net asset value of its shares and were recorded as an addition to paid-in capital. Effective March 30, 2002, the Portfolio no longer charges reimbursement fees.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF INTERNATIONAL SMALL COMPANY PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

        SELECTED FINANCIAL STATEMENTS OF THE DFA INVESTMENT TRUST COMPANY

                        THE JAPANESE SMALL COMPANY SERIES

                      THE PACIFIC RIM SMALL COMPANY SERIES

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                      THE CONTINENTAL SMALL COMPANY SERIES

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Schedules of Investments -- June 30, 2004 (Unaudited)
   The Japanese Small Company Series                                          99
   The Pacific Rim Small Company Series                                      110
   The United Kingdom Small Company Series                                   120
   The Continental Small Company Series                                      126

Schedules of Investments -- November 30, 2003
   The Japanese Small Company Series                                         141
   The Pacific Rim Small Company Series                                      151
   The United Kingdom Small Company Series                                   159
   The Continental Small Company Series                                      165

Statements of Assets and Liabilities -- June 30, 2004 (Unaudited)            179

Statements of Assets and Liabilities -- November 30, 2003                    180

Statements of Operations                                                     181

Statements of Changes in Net Assets                                          182

Financial Highlights                                                         183

Notes to Financial Statements                                                185

Report of Independent Registered Certified Public Accounting Firm            189

Voting Proxies on Fund Portfolio Securities                                  190

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
JAPAN -- (78.9%)
COMMON STOCKS -- (78.7%)
 *A&A Material Corp.                                                                  123,000   $       124,468
 *ABILIT Corp.                                                                         22,000           120,395
  Achilles Corp.                                                                      549,000         1,068,311
  Aderans Co., Ltd.                                                                     2,850            61,415
 #Advan Co., Ltd.                                                                      36,000           477,840
  ADVANEX, Inc.                                                                        78,000           425,762
 *Aeon Fantasy Co., Ltd.                                                               11,500           274,472
  Ahresty Corp.                                                                        28,300           274,994
  Aichi Bank, Ltd.                                                                     13,200           904,251
 #Aichi Corp.                                                                         119,900           563,983
 *Aichi Machine Industry Co., Ltd.                                                    153,000           553,016
  Aichi Tokei Denki Co., Ltd.                                                          67,000           199,852
  Aida Engineering, Ltd.                                                              113,000           534,326
  Aigan Co., Ltd.                                                                      33,500           218,176
  Aiphone Co., Ltd.                                                                    32,000           568,922
  Airport Facilities Co., Ltd.                                                         79,970           428,703
 #Airtech Japan, Ltd.                                                                  12,100           112,094
  Aisan Industry Co., Ltd.                                                             80,500           840,232
 *Akai Electric Co., Ltd.                                                             363,000             3,327
  Akebono Brake Industry Co., Ltd.                                                    141,000           740,608
  Akita Bank, Ltd.                                                                     42,000           169,203
  Allied Material Corp.                                                                37,700           602,727
 *Allied Telesis Holdings KK                                                           92,700           433,277
 #Allied Telesis KK                                                                    10,300            77,241
  Aloka Co., Ltd.                                                                      43,000           354,301
 #Alpha Systems Inc.                                                                   19,600           318,626
 #Alpine Electronics, Inc.                                                              9,100           123,131
  Alps Logistics Co., Ltd.                                                             21,000           540,231
  Altech Co., Ltd.                                                                     14,000            65,966
 *Altech Corp.                                                                          5,800           102,883
  Amano Corp.                                                                         154,000         1,375,761
  Amatsuji Steel Ball Manufacturing
    Co., Ltd.                                                                          42,000           418,290
  Ando Corp.                                                                          120,000           296,529
  Anest Iwata Corp.                                                                    74,000           184,942
  Anrakutei Co., Ltd.                                                                  24,000           169,559
 *AOC Holdings, Inc.                                                                  111,100           677,858
  AOI Advertising Promotion, Inc.                                                      21,000           148,767
  AOI Electronics Co., Ltd.                                                            14,500           264,234
  Aoki International Co., Ltd.                                                         78,100         1,084,610
  Aomori Bank, Ltd.                                                                   163,000           661,186
 *Apic Yamada Corp.                                                                    20,000           125,708
 *Arai-Gumi, Ltd.                                                                      34,450            66,046
  Arakawa Chemical Industries, Ltd.                                                    23,800           306,587
  Araya Industrial Co., Ltd.                                                           84,000           161,106
 *Argo 21 Corp.                                                                        13,200           100,890
  Ariake Japan Co., Ltd.                                                                5,300           158,216
  Aronkasei Co., Ltd.                                                                  53,000           214,463
  As One Corp.                                                                         22,500           618,395
 #Asahi Denka Kogyo KK                                                                169,000         1,691,774
  Asahi Diamond Industrial Co., Ltd.                                                  112,000           681,056
  Asahi Kogyosha Co., Ltd.                                                             48,000           146,118
 #Asahi Organic Chemicals Industry
    Co., Ltd.                                                                         157,000           462,026
 #Asahi Pretec Corp.                                                                   30,800           402,130
*#Asahi Soft Drinks Co., Ltd.                                                          81,500   $       767,077
*#Asahi Tec Corp.                                                                      86,000           174,751
*#Asahi Techno Glass Corp.                                                             95,000           646,699
  Asanuma Corp.                                                                       123,000           230,560
 #Ashimori Industry Co., Ltd.                                                          84,000           180,916
  Asia Air Survey Co., Ltd.                                                             6,000            15,969
  Asia Securities Printing Co., Ltd.                                                   29,000           261,347
  Asics Corp.                                                                         333,000         1,105,365
 *Asics Trading Co., Ltd.                                                               7,000            98,895
  Asunaro Construction., Ltd.                                                          29,000           215,868
  Ataka Constuction & Engineering
    Co., Ltd.                                                                          38,000           142,358
  Atom Corp.                                                                           16,600           195,625
 #Atsugi Co., Ltd.                                                                    322,000           388,212
  Aucnet, Inc.                                                                         15,000           248,069
 #Avex Inc.                                                                            14,600           268,199
 *Azel Corp., Tokyo                                                                    89,000           103,511
  Bando Chemical Industries, Ltd.                                                     213,000           726,299
  Bank of Okinawa, Ltd.                                                                33,900           766,550
  Bank of Saga, Ltd.                                                                  113,000           429,840
  Bank of the Ryukyus, Ltd.                                                            45,880           805,287
 *Banpresto Co., Ltd.                                                                  11,700           165,375
 #Best Denki Co., Ltd.                                                                214,000         1,001,411
 #BSL Corp.                                                                           210,950           432,493
  Bull Dog Sauce Co., Ltd.                                                             26,000           280,718
  Bunka Shutter Co., Ltd.                                                             134,000           644,762
  Cabin Co., Ltd.                                                                      67,000           162,183
 #CAC Corp.                                                                            31,100           218,957
  Calpis Co., Ltd.                                                                    125,000           904,994
  Canon Electronics, Inc.                                                              43,000           994,650
 #Canon Finetech, Inc.                                                                 67,070         1,218,159
  Capcom Co., Ltd.                                                                     55,300           612,994
 *Catena Corp.                                                                         46,000           143,412
 *Cats, Inc.                                                                           15,400               423
 #Cecile Co., Ltd.                                                                     64,100           586,579
  Central Finance Co., Ltd.                                                           180,000           670,461
  Central Security Patrols Co., Ltd.                                                   31,400           255,587
 #CFS Corp.                                                                            47,500           340,416
 *Chiba Kogyo Bank, Ltd.                                                               80,600           558,281
 #Chino Corp.                                                                          70,000           239,942
  Chiyoda Co., Ltd.                                                                    64,400         1,078,559
  Chofu Seisakusho Co., Ltd.                                                           54,500         1,077,481
 *Chori Co., Ltd.                                                                     256,000           372,998
  Chuetsu Pulp and Paper Co., Ltd.                                                    176,000           441,587
*#Chugai Mining Co., Ltd.                                                             188,600           159,320
 #Chugai Ro Co., Ltd.                                                                 139,000           366,233
 #Chugoku Marine Paints, Ltd.                                                         111,000           616,089
 #Chugokukogyo Co., Ltd.                                                               45,000           173,154
  Chukyo Bank, Ltd.                                                                    44,000           164,054
  Chuo Denki Kogyo co., Ltd.                                                           30,000           163,581
  Chuo Gyorui Co., Ltd.                                                                61,000           118,505
  Chuo Spring Co., Ltd., Nagoya                                                        91,000           365,757
  CKD Corp.                                                                           113,000           784,478
*#Clarion Co., Ltd.                                                                   587,000         1,018,964
  Cleanup Corp.                                                                        71,000           812,466
 #CMK Corp.                                                                            62,000           981,110
  Coca Cola Central Japan Co., Ltd.                                                       139           993,539

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 #Colowide Co., Ltd.                                                                   29,000   $       330,576
*#Columbia Music Entertainment, Inc.                                                  212,000           230,626
  Commuture Corp.                                                                      71,202           574,427
  Computer Engineering & Consulting, Ltd.                                              29,800           352,897
 *Co-Op Chemical Co., Ltd.                                                             80,000            90,722
 *Core Corp.                                                                            8,200           196,274
 #Corona Corp.                                                                         44,300           646,775
 #Cosel Co., Ltd.                                                                      33,400         1,044,058
  Create Medic Co., Ltd.                                                                7,000            64,849
  Credia Co., Ltd.                                                                     14,000           282,499
  Cresco, Ltd.                                                                         11,600           125,585
  CTI Engineering Co., Ltd.                                                            19,000           113,394
*#Culture Convenience Club Co., Ltd.                                                   53,200           690,893
 *Cybozu, Inc.                                                                             28            64,327
 *D&M Holdings, Inc.                                                                  134,000           480,975
 #Dai Nippon Toryo, Ltd.                                                              193,000           294,553
  Daibiru Corp.                                                                        60,000           414,886
  Dai-Dan Co., Ltd.                                                                    65,000           332,167
  Daido Kogyo Co., Ltd.                                                                60,000           119,769
  Daidoh, Ltd.                                                                         54,000           468,637
  Daifuku Co., Ltd.                                                                   176,000           902,628
  Daihen Corp.                                                                        215,000           471,222
 #Daiho Corp.                                                                          96,000           215,571
  Dai-Ichi Jitsugyo Co., Ltd.                                                          80,000           231,773
  Dai-Ichi Kogyo Seiyaku Co., Ltd.                                                     47,000           139,720
 #Daiken Corp.                                                                        208,000         1,030,965
  Daiki Co., Ltd.                                                                      41,300           437,963
  Daiko Clearing Services Corp.                                                        25,000           161,015
 *Daikoku Denki Co., Ltd.                                                              15,400           337,060
*#Daikyo, Inc.                                                                        444,000           997,878
  Daimei Telecom Engineering Corp.                                                     65,000           435,867
  Dainichi Co., Ltd.                                                                   27,200           131,130
 #Dainichiseika Colour & Chemicals
    Manufacturing Co., Ltd.                                                           163,000           890,725
 #Dainippon Shigyo Co., Ltd.                                                           25,000           116,922
  Daisan Bank, Ltd.                                                                   156,000           598,551
 #Daiseki Co., Ltd.                                                                    35,400           590,568
 #Daiso Co., Ltd.                                                                     112,000           327,526
 *Daisue Construction Co., Ltd.                                                       151,500           170,418
  Daisyo Corp.                                                                         32,000           397,402
  Daito Seiki Co., Ltd.                                                                18,000            54,395
 *Daito Woolen Spinning & Weaving
    Co., Ltd., Tokyo                                                                   42,000            45,208
  Daiwa Industries, Ltd.                                                               82,000           250,658
  Daiwa Kosho Lease Co., Ltd.                                                         225,000         1,277,805
*#Daiwa Seiko, Inc.                                                                   145,000           169,518
  Daiwabo Co., Ltd.                                                                   217,000           284,217
  Daiwabo Information System Co.,
    Ltd.                                                                               22,000           307,601
  Danto Corp.                                                                          42,000           175,941
  DC Co., Ltd.                                                                         33,000            76,575
  Denki Kogyo Co., Ltd.                                                               111,000           432,459
 #Denny's Japan Co., Ltd.                                                              51,000         1,033,921
  Densei-Lambda KK                                                                     34,584           305,465
 #Denyo Co., Ltd.                                                                      38,000           245,424
 #Descente, Ltd.                                                                      119,000           477,629
 *Dia Kensetsu Co., Ltd.                                                              141,200           202,514
  Diamond Computer Service Co.,
    Ltd.                                                                               37,700           478,594
 *Dijet Industrial Co., Ltd.                                                           34,000            58,519
  Doshisha Co., Ltd.                                                                   15,000           662,718
 #Doutor Coffee Co., Ltd.                                                              34,200   $       608,839
  DTS Corp.                                                                            21,200           497,603
 *Dydo Drinco Inc.                                                                     17,600           560,699
*#Dynic Corp.                                                                          52,000           159,776
  Eagle Industry Co., Ltd.                                                             78,000           438,158
 *Echo Trading Co., Ltd.                                                                4,000            53,362
 *Econach Co., Ltd.                                                                    26,000            12,664
 *Eco-Tech Construction Co., Ltd.                                                     241,000                 0
  Edion Corp.                                                                         112,316         1,527,330
  Ehime Bank, Ltd.                                                                    232,000           805,106
 #Eiken Chemical Co., Ltd.                                                             54,000           506,530
  Eikoh, Inc.                                                                           8,000            59,266
 *Eizo Nanao Corp.                                                                     20,900           615,780
  Elna Co., Ltd.                                                                       22,000            57,962
  Enplas Corp.                                                                         29,800           974,298
*#Enshu, Ltd.                                                                          69,000           124,646
  Ensuiko Sugar Refining Co., Ltd.                                                     51,000           102,934
  Exedy Corp.                                                                          71,000         1,259,826
 *F.D.C. Products, Inc.                                                                 7,200           117,804
 *Fancl Corp.                                                                           5,900           194,575
*#FDK Corp.                                                                           178,000           607,785
  Fine Sinter Co., Ltd.                                                                31,000            97,424
 *First Baking Co., Ltd.                                                               67,000           123,242
  Foster Electric Co., Ltd.                                                            32,000           295,816
  FP Corp.                                                                             38,800           802,358
 #France Bed Holdings Co., Ltd.                                                       193,000           668,597
*#Fudo Construction Co., Ltd.                                                          40,200           202,377
*#Fuji Co.,Ltd.                                                                        29,900           579,429
 *Fuji Corp, Ltd.                                                                      21,000           229,633
  Fuji Kiko Co., Ltd.                                                                  71,000           243,150
*#Fuji Kosan Co., Ltd.                                                                130,000           158,976
  Fuji Kyuko Co., Ltd.                                                                170,000           609,869
*#Fuji Spinning Co., Ltd., Tokyo                                                      163,000           216,615
  Fujicco Co., Ltd.                                                                    46,000           586,721
 *Fujii & Co., Ltd.                                                                    44,000               403
 *Fujiko Co., Ltd.                                                                     55,000             1,008
  Fujikura Kasei Co., Ltd.                                                             43,000           361,417
  Fujikura Rubber, Ltd.                                                                34,000           209,004
 #Fujirebio, Inc.                                                                      75,000         1,031,304
*#Fujita Corp.                                                                        200,500           252,151
 #Fujita Kanko, Inc.                                                                  194,000           763,124
  Fujitec Co., Ltd.                                                                   145,000           738,784
 *Fujitsu Access, Ltd.                                                                 36,000           198,956
  Fujitsu Business Systems, Ltd.                                                       45,300           614,017
  Fujitsu Devices, Inc.                                                                38,000           487,845
  Fujitsu Fronttec, Ltd.                                                               41,500           395,286
*#Fujitsu General, Ltd.                                                               161,000           843,896
*#Fujiya Co., Ltd.                                                                    190,000           331,327
  Fukuda Corp.                                                                         65,000           296,796
  Fukushima Bank, Ltd.                                                                271,000           461,513
 *Fukusima Industries Corp.                                                            10,500           127,228
 *Fukusuke Corp.                                                                       95,000                 0
  Fumakilla, Ltd.                                                                      24,000            47,730
 *Furukawa Battery Co., Ltd.                                                           45,000            81,909
*#Furukawa Co., Ltd.                                                                  643,000           722,861
  Fuso Lexel Inc.                                                                      17,000           136,839
  Fuso Pharmaceutical
    Industries, Ltd.                                                                  157,000           538,337
 *Ga-jo-en Kanko KK                                                                    37,000                 0
  Gakken Co., Ltd.                                                                    168,000           391,266
 *Generas Corp.                                                                        64,000               587
 #Genki Sushi Co., Ltd.                                                                17,200           226,042

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Geostar Corp.                                                                        10,000   $        31,061
  Global-Dining, Inc.                                                                   6,200            41,348
  Godo Steel, Ltd.                                                                    242,000         1,120,249
 *Goldwin, Inc.                                                                        76,000           144,116
 #Gourmet Kineya Co., Ltd.                                                             31,000           279,594
 *Graphtec Corp.                                                                       39,000            66,818
 #Gro-BeLS Co., Ltd.                                                                   84,000           117,365
 *GSI Creoss Corp.                                                                     90,000           204,498
  Gun-Ei Chemical Industry Co., Ltd.                                                  127,000           377,412
  Hagoromo Foods Corp.                                                                 29,000           302,797
  Hakuto Co., Ltd.                                                                     36,400           498,482
  Hakuyosha Co., Ltd.                                                                  57,000           167,865
  Haltec Corp.                                                                         32,000            53,112
 *Hamai Co., Ltd.                                                                      22,000            31,690
  Hanshin Sogo Bank, Ltd.                                                              78,000           164,787
  Hanwa Co., Ltd.                                                                     405,000         1,459,465
  Happinet Corp.                                                                       15,000           184,463
  Harashin Co., Ltd.                                                                   24,300           192,100
  Harima Chemicals, Inc.                                                               37,000           270,572
  Haruyama Trading Co., Ltd.                                                           21,600           313,667
*#Hayashikane Sangyo Co., Ltd.                                                        128,000           156,036
 *Hazama Corp.                                                                         48,000           123,913
  Heiwado Co., Ltd.                                                                    15,000           208,330
  Hibiya Engineering, Ltd.                                                             63,000           512,201
  Higashi-Nippon Bank, Ltd.                                                           288,000           793,950
  Hisaka Works, Ltd.                                                                   41,000           331,224
  Hitachi Business Solution Co., Ltd.                                                  22,700           171,693
  Hitachi Kiden Kogyo, Ltd.                                                            20,000            82,496
  Hitachi Koki Co., Ltd.                                                              153,000           981,902
 #Hitachi Kokusai Electric, Inc.                                                       76,000           590,473
  Hitachi Medical Corp.                                                                59,000           826,330
  Hitachi Metals Techno, Ltd.                                                          12,000            32,697
 *Hitachi Mobile Co., Ltd.                                                             23,000           167,863
  Hitachi Plant Engineering &
    Construction Co., Ltd.                                                            177,000           718,471
  Hitachi Powdered Metal Co., Ltd.                                                     46,000           313,759
  Hitachi Tool Engineering, Ltd.                                                       39,000           332,916
 #Hochiki Corp.                                                                        42,000           200,515
 *Hodogaya Chemical Co., Ltd.                                                         100,000           363,413
 *Hohsui Corp.                                                                         56,000            69,792
  Hokkai Can Co., Ltd., Tokyo                                                         106,000           262,236
 #Hokkaido Bank, Ltd.                                                                 580,000         1,204,977
  Hokkaido Coca Cola Bottling Co.,
    Ltd.                                                                               64,000           398,913
  Hokkaido Gas Co., Ltd.                                                               87,000           214,048
  Hokko Chemical Industry Co., Ltd.                                                    41,000           143,955
 #Hokuetsu Bank, Ltd.                                                                 350,000           724,530
  Hokuriku Electric Industry Co., Ltd.                                                112,000           222,229
  Hokuriku Electrical Construction
    Co., Ltd.                                                                          36,000           104,621
  Hokuriku Gas Co., Ltd.                                                               64,000           185,388
 *Hokushin Co., Ltd.                                                                   39,900            63,342
 #Hokuto Corp.                                                                         51,700           910,224
 #Homac Corp.                                                                          66,500           484,944
  Honshu Chemical Industry Co., Ltd.                                                    7,000            36,440
 #Horiba, Ltd.                                                                         54,000           800,859
  Horipro, Inc.                                                                        23,400           196,942
*#Hosokawa Micron Corp.                                                                40,000           288,721
*#Howa Machinery, Ltd.                                                                181,000           228,594
*#Ichida and Co., Ltd.                                                                 23,400            46,326
  Ichikawa Co., Ltd.                                                                   49,000           161,808
  Ichiken Co., Ltd.                                                                    48,000            77,143
 #Ichikoh Industries, Ltd.                                                            141,000   $       403,127
  Ichiyoshi Securities Co., Ltd.                                                       87,000           726,640
 #Icom, Inc.                                                                           23,600           539,661
  Idec Izumi Corp.                                                                     54,500           500,144
  Ihara Chemical Industry Co., Ltd.                                                    80,000           192,960
 #Iino Kaiun Kaisha, Ltd.                                                             161,000           701,680
*#Ikegami Tsushinki Co., Ltd.                                                         102,000           204,714
  i-Logistics Corp.                                                                    35,000            68,457
 *Imasen Electric Industrial Co., Ltd.                                                 15,800           139,702
  Impact 21 Co., Ltd.                                                                  30,600           752,414
*#Impress Corp.                                                                           178           258,766
  Inaba Denki Sangyo Co., Ltd.                                                         40,500           924,782
 #Inaba Seisa Kusho Co., Ltd.                                                          28,400           475,660
  Inabata and Co., Ltd., Osaka                                                         95,000           768,282
  Inageya Co., Ltd.                                                                    83,000           789,242
  Ines Corp.                                                                           80,400           916,446
  I-Net Corp.                                                                          12,000            68,113
 #Information Services International-
    Dentsu, Ltd.                                                                       51,800           705,342
  Intec, Inc.                                                                          65,000           474,775
 #Inui Steamship Co., Ltd.                                                             31,000           107,974
  ISE Chemicals Corp.                                                                  38,000           139,149
 #Iseki & Co., Ltd.                                                                   348,000           952,082
  Ishihara Sangyo Kaisha, Ltd.                                                        133,000           295,222
  Ishii Hyoki Co., Ltd.                                                                 8,600            99,204
*#Ishii Iron Works Co., Ltd.                                                           52,000            72,057
*#Ishikawa Seisakusho, Ltd.                                                            75,000           108,452
  Ishikawajima Construction Materials
    Co., Ltd.                                                                          18,000            50,767
  Ishikawajima Transport Machinery
    Co., Ltd.                                                                          16,000            40,081
  Ishizuka Glass Co., Ltd.                                                             49,000           112,698
  Itochu Enex Co., Ltd.                                                               149,300           833,164
 #Itochu Shokuh Co., Ltd.                                                              20,700           777,823
  Itoki Crebio Corp.                                                                   56,000           175,042
  Iwaki & Co., Ltd.                                                                    38,000           105,601
 #Iwasaki Electric Co., Ltd.                                                          110,000           455,010
  Iwatani International Corp.                                                         389,000           984,439
 *Iwatsu Electric Co., Ltd.                                                           145,000           346,151
 *Izuhakone Railway Co., Ltd.                                                             300            37,117
*#Izukyu Corp.                                                                         11,700            87,688
  Izumiya Co., Ltd.                                                                   135,000           913,174
*#Izutsuya Co., Ltd.                                                                  123,000           252,870
  Jac Holdings Co., Ltd.                                                               11,000            81,118
  Jaccs Co., Ltd.                                                                     207,000         1,339,855
 *Jalux, Inc.                                                                          14,400           302,016
  Jamco Corp.                                                                          18,000            82,446
*#Janome Sewing Machine Co., Ltd.                                                     224,000           378,275
  Japan Business Computer Co., Ltd.                                                    34,000           245,626
 #Japan Carlit Co., Ltd.                                                               28,000           179,671
  Japan Cash Machine Co., Ltd.                                                         29,810         1,059,535
  Japan Digital Laboratory Co., Ltd.                                                   53,900           689,942
  Japan Foundation Engineering Co.,
    Ltd.                                                                               49,200           215,508
  Japan Information Processing
    Service Co., Ltd.                                                                  31,800           236,556
 #Japan Kenzai Co., Ltd.                                                               33,440           276,152
  Japan Maintenance Co., Ltd.                                                          27,000           218,015
  Japan Medical Dynamic Marketing
    Inc.                                                                               26,100           336,918
  Japan Oil Transportation Co., Ltd.                                                   45,000           103,607
 #Japan Pulp and Paper Co., Ltd.                                                      229,000           763,132

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Japan Radio Co., Ltd.                                                               124,000   $       578,881
  Japan Servo Co., Ltd.                                                                51,000           169,339
  Japan Steel Tower Co., Ltd.                                                          19,000            42,239
 #Japan Steel Works, Ltd.                                                             590,000           936,306
 #Japan Storage Battery Co., Ltd.                                                     529,000         1,294,442
 #Japan Transcity Corp.                                                                94,000           270,625
  Japan Vilene Co., Ltd.                                                              101,000           341,878
  Japan Wool Textile Co., Ltd.                                                        138,000           769,020
  Jastec Co., Ltd.                                                                     11,600           212,178
  Jeans Mate Corp.                                                                     12,740           169,473
 #Jeol, Ltd.                                                                          119,000           893,872
*#Jidosha Denki Kogyo Co., Ltd.                                                        34,000            60,173
 *Jiec Co., Ltd.                                                                           59            74,321
  JMS Co., Ltd.                                                                        49,000           159,001
  Joban Kosan Co., Ltd.                                                               101,000           158,665
  J-Oil Mills, Inc.                                                                   274,000         1,113,339
  Joint Corp.                                                                          24,900           541,194
 #Joshin Denki Co., Ltd.                                                               98,000           350,649
  Jsp Corp.                                                                            42,300           561,591
  Juel Verite Ohkubo Co., Ltd.                                                         24,000            66,059
*#Jujiya Co., Ltd.                                                                    321,000           375,835
*#Juki Corp.                                                                          153,000           542,543
 *Jyomo Co., Ltd.                                                                      48,000           119,140
  K.R.S. Corp.                                                                         17,000           287,518
  Kabuki-Za Co., Ltd.                                                                  15,000           570,558
 #Kadokawa Holdings, Inc.                                                              27,000           972,263
 #Kaga Electronics Co., Ltd.                                                           38,400           755,299
  Kagawa Bank, Ltd.                                                                   126,350           703,672
 #Kagome Co., Ltd.                                                                     68,900           659,779
  Kahma Co., Ltd.                                                                      51,400           706,471
 #Kaken Pharmaceutical Co., Ltd.                                                      146,000           857,440
 *Kakuei (L.) Corp.                                                                   100,000               916
*#Kamagai Gumi Co., Ltd.                                                               87,800           221,980
  Kameda Seika Co., Ltd.                                                               33,000           250,260
  Kamei Corp.                                                                          59,000           466,030
  Kanaden Corp.                                                                        55,000           300,885
  Kanagawa Chuo Kotsu Co., Ltd.                                                       100,000           586,211
  Kanamoto Co., Ltd.                                                                   43,000           224,701
*#Kanebo, Ltd.                                                                        723,000           679,871
*#Kanematsu Corp.                                                                     534,500           883,900
  Kanematsu Electronics, Ltd.                                                          45,500           552,423
*#Kanematsu-NNK Corp.                                                                  60,000           154,671
  Kanto Auto Works, Ltd., Yokosuka                                                     87,100           972,496
 #Kanto Denka Kogyo Co., Ltd.                                                          83,000           470,533
  Kanto Natural Gas Development
    Co., Ltd.                                                                         104,000           575,306
 #Kanto Tsukuba Bank, Ltd.                                                             45,500           372,334
  Kasai Kogyo Co., Ltd.                                                                59,000           192,678
  Kasei (C.I.) Co., Ltd.                                                               46,000           170,757
 #Kasumi Co., Ltd.                                                                    132,000           819,240
  Katakura Chikkarin Co., Ltd.                                                         17,000            51,827
  Katakura Industries Co., Ltd.                                                        55,000           577,651
 #Kato Sangyo Co., Ltd.                                                                60,300           848,186
 #Kato Works Co., Ltd.                                                                 82,000           156,878
  Katsumura Construction Co., Ltd.                                                     48,600            55,316
  Kawada Industries, Inc.                                                              76,000           250,308
*#Kawai Musical Instruments
    Manufacturing Co., Ltd.                                                            99,000           151,234
 *Kawasaki Kasei Chemicals, Ltd.                                                       36,000            41,410
  Kawashima Textile Manufacturers,
    Ltd.                                                                              126,000           172,593
 *Kawasho Corp.                                                                       549,000         1,612,797
  Kawasho Gecoss Corp.                                                                 57,900   $       252,429
  Kawasumi Laboratories, Inc.                                                          26,000           186,309
  Kawatetsu Systems, Inc.                                                                 112           170,927
  Kayaba Industry Co., Ltd.                                                            40,000           143,150
 *Keihanshin Real Estate Co., Ltd.                                                     48,000           236,932
 #Keihin Co., Ltd.                                                                    100,000           187,933
  Keiiyu Co., Ltd.                                                                     15,000           183,286
  Keiyo Co., Ltd.                                                                     139,900           730,074
 #Kentucky Fried Chicken Japan, Ltd.                                                   55,000         1,035,772
*#Kenwood Corp.                                                                       382,000           997,930
 #Key Coffee, Inc.                                                                     33,000           449,907
  Kibun Food Chemifa Co., Ltd.                                                         42,000           771,697
 *Kimmon Manufacturing Co., Ltd.                                                       41,000            53,523
 *Kimura Chemical Plants Co., Ltd.                                                     27,000            41,016
  Kinki Coca-Cola Bottling Co., Ltd.                                                   97,000           907,792
*#Kinki Nippon Tourist Co., Ltd.                                                      133,000           424,672
 #Kinki Sharyo Co., Ltd., Nagaokakyo                                                  101,000           285,230
 *Kinsho Corp.                                                                         21,000            68,609
 #Kinugawa Rubber Industrial Co.,
    Ltd.                                                                              107,000           248,784
  Kioritz Corp.                                                                        96,000           234,125
 *Kirindo Co., Ltd.                                                                     7,100            82,363
 #Kishu Paper Co., Ltd.                                                               125,000           216,875
  Kisoji Co., Ltd.                                                                     34,400           477,300
 #Kitagawa Iron Works Co., Ltd.                                                       124,000           237,527
  Kita-Nippon Bank, Ltd.                                                               13,006           617,062
  Kitano Construction Corp.                                                           124,000           252,199
  Kitazawa Sangyo Co., Ltd.                                                            17,500            43,706
  Kitz Corp.                                                                          234,000         1,037,203
  Koa Corp.                                                                            67,300           610,306
  Koatsu Gas Kogyo Co., Ltd.                                                           78,000           270,657
  Kobayashi Yoko Co., Ltd.                                                             16,900           356,976
  Kodensha Co., Ltd.                                                                   14,000            41,322
  Koekisha Co., Ltd.                                                                    9,600           236,129
 #Kohnan Shoji Co., Ltd.                                                               29,500           685,693
  Kohsoku Corp.                                                                        24,000           283,872
  Koike Sanso Kogyo Co., Ltd.                                                          71,000           161,511
  Koito Industries, Ltd.                                                               66,000           282,270
 #Kojima Co., Ltd.                                                                     61,800           880,991
 *Kokune Corp.                                                                         42,000               385
 *Kokusai Kogyo Co., Ltd.                                                              60,000           195,657
  Komai Tekko, Inc.                                                                    53,000           134,438
 #Komatsu Electronics Metals Co.,
    Ltd.                                                                               46,800           620,141
  Komatsu Seiren Co., Ltd.                                                             53,000           261,580
  Komatsu Wall Industry Co., Ltd.                                                      17,300           319,654
  Konaka Co., Ltd.                                                                     29,700           418,475
 #Konami Sports Corp.                                                                  43,800           849,540
  Kondotec, Inc.                                                                       12,500            70,587
  Konishi Co., Ltd.                                                                    28,000           265,081
  Kosaido Co., Ltd.                                                                    34,000           295,428
 #Kosei Securities Co., Ltd.                                                          137,000           317,962
*#Kubotek Corp.                                                                           147           245,256
  Kumiai Chemical Industry Co., Ltd.,
    Tokyo                                                                             108,000           253,597
  Kurabo Industries, Ltd.                                                             372,000           721,957
  Kureha Chemical Industry Co., Ltd.                                                   36,000           150,666
 #Kurimoto, Ltd.                                                                      202,000           447,214
 #Kuroda Electric Co., Ltd.                                                            31,200         1,354,321
  Kurosaki Harima Corp.                                                               125,000           220,962
  Kyoden Co., Ltd.                                                                     79,000           932,805
  Kyodo Printing Co., Ltd.                                                            152,000           602,989

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 #Kyodo Shiryo Co., Ltd.                                                              145,000   $       176,197
  Kyoei Sangyo Co., Ltd.                                                               44,000           168,346
 #Kyoei Tanker Co., Ltd.                                                               53,000           124,449
  Kyokuto Boeki Kaisha, Ltd.                                                           36,000           105,361
  Kyokuto Kaihatsu Kogyo Co., Ltd.                                                     44,800           591,981
  Kyokuyo Co., Ltd.                                                                   167,000           313,659
  Kyoritsu Maintenance Co., Ltd.                                                       15,400           385,986
  Kyosan Electric Manufacturing Co.,
    Ltd.                                                                               97,000           348,579
  Kyoto Kimono Yuzen Co., Ltd.                                                            128           297,391
  Kyowa Electronic Instruments Co.,
    Ltd.                                                                               30,000            90,895
  Kyowa Exeo Corp.                                                                     22,000           165,159
  Kyowa Leather Cloth Co., Ltd.                                                        32,000           206,959
  Kyudenko Corp.                                                                      140,000           702,409
  Kyushu-Shinwa Holdings, Inc.                                                        487,000         1,022,258
 #Laox Co., Ltd.                                                                       54,000           138,776
  Life Corp.                                                                           49,400           558,217
 *Link Consulting Associates - Japan
    Corp.                                                                              18,800           189,623
 *Lonseal Corp.                                                                        69,000            66,031
 *Look, Inc.                                                                           50,000           262,734
  Macnica, Inc.                                                                        28,400           917,193
  Maeda Corp.                                                                          38,000           178,973
  Maeda Road Construction Co., Ltd.                                                   155,000         1,092,978
  Maezawa Industries, Inc.                                                             27,700           147,216
  Maezawa Kaisei Industries Co.,
    Ltd.                                                                               20,600           324,905
  Maezawa Kyuso Industries Co.,
    Ltd.                                                                               25,400           286,862
 *Magara Construction Co., Ltd.                                                        61,000            70,082
 #Makino Milling Machine Co., Ltd.                                                    141,000           947,494
 *Mamiya-Op Co., Ltd.                                                                  58,000            91,860
  Marche Corp.                                                                         10,700           112,529
 #Mars Engineering Corp.                                                               22,200         1,636,231
  Marubeni Construction Material
    Lease Co., Ltd.                                                                    54,000            97,845
 *Marubeni Telecom Co., Ltd.                                                               80           102,910
  Marubun Corp.                                                                        44,600           360,779
  Marudai Food Co., Ltd.                                                              189,000           379,240
 *Maruei Department Store Co., Ltd.                                                    72,000           184,101
 #Maruetsu, Inc.                                                                       27,000           170,141
  Maruha Group, Inc.                                                                  477,000           918,022
  Maruishi Cycle Industries, Ltd.                                                     214,000            17,651
  Marusan Securities Co., Ltd.                                                        106,000           665,583
  Maruwa Co., Ltd.                                                                     17,500           289,865
  Maruwn Corp.                                                                         44,000           126,476
  Maruya Co., Ltd.                                                                     14,000           107,730
  Maruyama Manufacturing Co., Inc.                                                     73,000           134,941
*#Maruzen Co., Ltd.                                                                   179,000           500,259
  Maruzen Co., Ltd. - General
    Commercial Kitchen Appliances &
    Equipment                                                                          30,000           187,023
  Maruzen Showa Unyu Co., Ltd.                                                        156,000           486,237
  Maspro Denkoh Corp.                                                                  32,300           362,681
  Matsuda Sangyo Co., Ltd.                                                             34,500           296,728
  Matsui Construction Co., Ltd.                                                        40,000           140,265
 *Matsuo Bridge Co., Ltd.                                                              37,000           106,555
 #Matsuya Co., Ltd.                                                                    84,000           382,091
  Matsuya Foods Co., Ltd.                                                              30,300           670,033
 #Matsuzakaya Co., Ltd.                                                               189,077           899,656
  Max Co., Ltd.                                                                        84,000           968,304
 *Maxvalu Tohok Co., Ltd.                                                              12,900   $       110,562
 #Megachips Corp.                                                                      39,100           405,843
  Meidensha Corp.                                                                     378,050           866,765
*#Meiji Machine Co., Ltd.                                                              90,000           121,897
 #Meiji Shipping Co., Ltd.                                                             47,000           169,025
  Meisei Industrial Co., Ltd.                                                          29,000           116,493
  Meito Sangyo Co., Ltd.                                                               41,700           709,881
  Meito Transportation Co., Ltd.                                                       22,000           193,984
 #Meiwa Estate Co., Ltd.                                                               34,000           374,523
  Meiwa Industry Co., Ltd.                                                             15,000            43,645
 *Meiwa Trading Co., Ltd.                                                              55,000           129,639
  Melco Holdings, Inc.                                                                  9,000           229,690
  Mercian Corp.                                                                       212,000           578,747
  Mikuni Coca-Cola Bottling Co., Ltd.                                                  76,000           724,397
 #Milbon Co., Ltd.                                                                     14,900           444,442
 #Mimasu Semiconductor Industry
    Co., Ltd.                                                                          33,200           507,093
  Ministop Co., Ltd.                                                                   45,500           826,406
  Mirai Group Co., Ltd.                                                                49,000            92,038
  Miroku Jyoho Service Co., Ltd.                                                       22,500           208,966
 *Misawa Homes Holdings, Inc.                                                         262,900           828,919
 #Misawa Resort Co., Ltd.                                                              90,000           259,461
  Mito Securities Co., Ltd.                                                           113,000           399,395
  Mitsuba Corp.                                                                        60,000           377,664
 *Mitsubishi Cable Industries, Ltd.                                                   277,000           372,935
 *Mitsubishi Kakoki Kaisha, Ltd.                                                      117,000           205,448
 #Mitsubishi Paper Mills, Ltd.                                                        505,000           786,434
  Mitsubishi Pencil Co., Ltd.                                                          61,000           498,138
 #Mitsubishi Plastics, Inc.                                                           333,000           916,138
  Mitsubishi Shindoh Co., Ltd.                                                         82,000           199,444
 #Mitsubishi Steel Manufacturing
    Co., Ltd.                                                                         253,000           360,038
  Mitsuboshi Belting, Ltd.                                                            153,000           676,880
  Mitsui High-Tec, Inc.                                                                68,400           826,384
  Mitsui Home Co., Ltd.                                                                97,000           534,102
 #Mitsui Knowledge Industry Co., Ltd.                                                  20,100           229,195
*#Mitsui Matsushima Co., Ltd.                                                          90,000           127,711
 *Mitsui Mining Co., Ltd.                                                             177,500           240,755
  Mitsui Sugar Co., Ltd.                                                              145,000           360,816
  Mitsui-Soko Co., Ltd.                                                               221,000           711,479
  Mitsumi Electric Co., Ltd.                                                           34,800           406,508
 #Mitsumura Printing Co., Ltd.                                                         49,000           342,509
  Mitsuuroko Co., Ltd.                                                                107,000           696,140
  Miura Co., Ltd.                                                                      66,400         1,120,321
  Miura Printing Corp.                                                                 16,000            54,960
  Miyaji Engineering Group                                                             90,000           161,777
  Miyazaki Bank, Ltd.                                                                 275,000         1,056,766
 #Miyoshi Oil & Fat Co., Ltd.                                                         120,000           241,418
 #Miyuki Keori Co., Ltd.                                                               50,000           179,909
  Mizuno Corp.                                                                        205,000         1,012,327
 *Momiji Holdings, Inc.                                                                   340           734,678
  Mori Seiki Co., Ltd.                                                                 19,900           175,037
  Morinaga & Co., Ltd.                                                                419,000           979,538
*#Morishita Jinton Co., Ltd.                                                           32,800           159,972
  Morita Corp.                                                                         74,000           405,650
 #Moritex Corp.                                                                        15,000           144,665
  Morozoff, Ltd., Osaka                                                                50,000            98,946
  Mory Industries, Inc.                                                                66,000           174,541
  Mos Food Services, Inc.                                                              47,000           571,579
  Moshi Moshi Hotline, Inc.                                                             8,700           673,234
 #MR Max Corp.                                                                         56,300           191,982
 *Mutoh Industries, Ltd.                                                               78,000           195,243

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Mutow Co., Ltd.                                                                      38,000   $       205,907
  Myojo Foods Co., Ltd.                                                                67,000           434,261
  Nabtesco Corp.                                                                      210,000         1,115,778
 #NAC Co., Ltd.                                                                        13,000           119,885
 #Nachi-Fujikoshi Corp.                                                               433,000         1,573,266
  Nagano Bank, Ltd.                                                                   122,000           375,511
 *Nagano Japan Radio Co., Ltd.                                                         27,000            45,655
 #Nagatanien Co., Ltd.                                                                 56,000           436,843
*#Naigai Co., Ltd.                                                                    109,000           108,549
  Nakabayashi Co., Ltd.                                                                76,000           141,686
 #Nakamuraya Co., Ltd.                                                                 85,000           266,717
 *Nakano Corp.                                                                         49,000           139,109
 #Nakayama Steel Works, Ltd.                                                          186,000           774,300
  Nakayo Telecommunications, Inc.                                                      36,000           163,280
 #NEC Infrontia Corp.                                                                 196,000           641,810
 *NEC Mobiling, Ltd.                                                                   15,800           462,845
 #NEC System Integration &
    Construction, Ltd.                                                                 65,000           648,568
 #NEC Tokin Corp.                                                                     180,000           898,898
  Neturen Co., Ltd., Tokyo                                                             66,000           367,147
  New Japan Radio Co., Ltd.                                                            62,000           767,199
 *New Real Property KK                                                                 43,900                 0
 #Nichia Steel Works, Ltd.                                                             67,900           249,362
 #Nichias Corp.                                                                       237,000           880,285
 #Nichiban Co., Ltd.                                                                   58,000           176,081
 *Nichiboshin, Ltd.                                                                     1,190             1,091
  Nichiha Corp.                                                                        64,980         1,055,537
  Nichimo Co., Ltd.                                                                    54,000           110,153
 *Nichimo Corp.                                                                        85,000            99,538
  Nichireki Co., Ltd.                                                                  44,000           165,785
  Nichiro Corp.                                                                       289,000           448,745
  Nidec Tosok Corp.                                                                    24,500           412,239
  Nihon Dempa Kogyo Co., Ltd.                                                          32,100           785,547
  Nihon Eslead Corp.                                                                   19,440           485,241
 #Nihon Inter Electronics Corp.                                                        54,000           626,577
  Nihon Kagaku Sangyo Co., Ltd.                                                        32,000           146,173
 *Nihon Kentetsu Co., Ltd.                                                             27,000            66,713
  Nihon Kohden Corp.                                                                   85,000         1,194,598
  Nihon Matai Co., Ltd.                                                                50,000           107,062
  Nihon Nohyaku Co., Ltd.                                                             103,000           191,018
 #Nihon Parkerizing Co., Ltd.                                                         105,000           778,677
  Nihon Seiko Co., Ltd.                                                                11,000            35,900
  Nihon Shokuh Kako Co., Ltd.                                                          26,000            58,242
 *Nihon Spindle Manufacturing Co.,
    Ltd.                                                                               56,000           104,948
  Nihon Tokushu Toryo Co., Ltd.                                                        35,000           203,208
  Nikken Chemicals Co., Ltd.                                                           81,000           267,912
  Nikkiso Co., Ltd.                                                                   107,000           465,051
  Nikko Co., Ltd., Akashi                                                              52,000           174,199
 *Nippei Toyama Corp.                                                                  80,000           170,093
  Nippo Corp.                                                                         111,000           647,218
 *Nippon Avionics Co., Ltd.                                                            40,000           160,376
  Nippon Beet Sugar Manufacturing
    Co., Ltd.                                                                         243,000           441,603
*#Nippon Carbide Industries Co., Inc.,
    Tokyo                                                                             101,000           178,970
 #Nippon Carbon Co., Ltd.                                                             177,000           298,802
 #Nippon Ceramic Co., Ltd.                                                             37,000           509,370
  Nippon Chemical Industrial Co.,
    Ltd.                                                                              131,000           498,579
  Nippon Chemi-Con Corp.                                                              197,000         1,023,101
 *Nippon Chemiphar Co., Ltd.                                                           49,000           200,037
  Nippon Chutetsukan KK                                                                44,000   $        89,603
  Nippon Concrete Industries Co.,
    Ltd.                                                                               65,000           118,398
 *Nippon Conlux Co., Ltd.                                                              30,000           191,083
 *Nippon Conveyor Co., Ltd.                                                            43,000            45,873
 #Nippon Denko Co., Ltd.                                                              159,000           647,569
  Nippon Densetsu Kogyo Co., Ltd.                                                      93,000           435,601
  Nippon Denwa Shisetu Co., Ltd.                                                      104,000           376,841
  Nippon Felt Co., Ltd.                                                                28,000           100,934
 #Nippon Fine Chemical Co., Ltd.                                                       40,000           161,525
  Nippon Flour Mills Co., Ltd.                                                        186,000           915,376
 *Nippon Foil Mfg., Co., Ltd.                                                          21,000            44,440
 #Nippon Formula Feed Manufacturing
    Co., Ltd.                                                                         100,000           182,280
  Nippon Gas Co., Ltd.                                                                 62,000           441,548
  Nippon Hume Corp.                                                                    43,000           103,632
 #Nippon Kanzai Co., Ltd.                                                              32,700           532,850
*#Nippon Kasei Chemical Co., Ltd.                                                     154,000           209,062
 *Nippon Kinzoku Co., Ltd.                                                             93,000           169,023
 #Nippon Koei Co., Ltd., Tokyo                                                        137,000           339,615
  Nippon Konpo Unyu Soko Co., Ltd.                                                    115,000         1,129,136
*#Nippon Koshuha Steel Co., Ltd.                                                      221,000           299,883
*#Nippon Metal Industry Co., Ltd.                                                     230,000           369,465
  Nippon Pigment Co., Ltd.                                                             11,000            32,252
  Nippon Pillar Packing Co., Ltd.                                                      33,000           225,208
  Nippon Piston Ring Co., Ltd.                                                        133,000           259,009
  Nippon Road Co., Ltd.                                                               147,000           288,055
 #Nippon Seiki Co., Ltd.                                                               85,000           723,118
  Nippon Seisen Co., Ltd.                                                              39,000           167,326
  Nippon Sharyo, Ltd.                                                                 233,000           691,340
  Nippon Shinyaku Co., Ltd.                                                           111,000           770,671
  Nippon Signal Co., Ltd.                                                             109,000           659,453
  Nippon Soda Co., Ltd.                                                               215,000           633,184
  Nippon Suisan Kaisha, Ltd.                                                          238,000           634,804
 #Nippon Synthetic Chemical Industry
    Co., Ltd.                                                                         152,000           358,811
  Nippon System Development Co.,
    Ltd.                                                                               40,600           893,200
  Nippon Systemware Co., Ltd.                                                          20,000           169,194
  Nippon Thompson Co., Ltd.                                                           117,000           941,158
  Nippon Tungsten Co., Ltd.                                                            44,000           107,413
  Nippon Valqua Industries, Ltd.                                                      119,000           304,787
*#Nippon Yakin Kogyo Co., Ltd.                                                        117,500           387,320
  Nippon Yusoki Co., Ltd.                                                              49,000           153,115
  Nishishiba Electric Co., Ltd.                                                        28,000            49,301
*#Nissan Diesel Motor Co., Ltd.                                                       378,000         1,180,034
 *Nissei Corp.                                                                         31,700           377,956
  Nissei Plastic Industrial Co., Ltd.                                                  35,000           262,613
 *Nisseki House Industry Co., Ltd.                                                    260,000             2,383
 #Nissha Printing Co., Ltd.                                                            81,000         1,295,287
 #Nisshin Fire & Marine Insurance Co.,
    Ltd.                                                                              293,000         1,041,177
  Nisshin Fudosan Co., Ltd.                                                            22,400           247,678
  Nissho Electronics Corp.                                                             49,900           427,357
 #Nissin Co., Ltd.                                                                    413,200         1,706,282
  Nissin Corp.                                                                        150,000           362,484
  Nissin Electric Co., Ltd.                                                           162,000           578,266
  Nissin Kogyo Co., Ltd.                                                               33,800           959,069
  Nissin Sugar Manufacturing Co.,
    Ltd.                                                                               74,000           136,013
  Nissui Pharmaceutical Co., Ltd.                                                      34,000           204,448
  Nitchitsu Co., Ltd.                                                                  14,000            26,363

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Nitta Corp.                                                                          46,400   $       776,651
  Nittan Valve Co., Ltd.                                                               58,000           301,986
  Nittetsu Mining Co., Ltd.                                                           132,000           509,802
 #Nittetsu Steel Sheet Corp.                                                          117,000           268,330
  Nitto Boseki Co., Ltd.                                                              364,000           795,452
  Nitto Electric Works, Ltd.                                                           72,100           640,169
 #Nitto Flour Milling Co., Ltd.                                                        54,000           137,195
  Nitto Kohki Co., Ltd.                                                                36,000           735,936
  Nitto Seiko Co., Ltd.                                                                56,000           112,588
 #Nitto Seimo Co., Ltd.                                                                32,000            92,630
*#Nittoc Construction Co., Ltd.                                                        61,000           139,789
*#NIWS Co., Ltd.                                                                           58           174,810
  Noda Corp.                                                                            2,800            18,780
  NOF Corp.                                                                            39,000           154,433
  Nohmi Bosai, Ltd.                                                                    59,000           318,413
 #Nomura Co., Ltd.                                                                     61,000           456,259
  Noritake Co., Ltd.                                                                  320,000         1,394,027
  Noritz Corp.                                                                         11,200           180,081
  Nosan Corp.                                                                         201,000           400,725
  Obayashi Road Corp.                                                                  65,000           131,458
  Odakyu Construction Co., Ltd.                                                        29,000            84,204
  Odakyu Real Estate Co., Ltd.                                                         58,000           155,251
  Oenon Holdings, Inc.                                                                 74,000           211,419
 *Ohki Corp.                                                                           73,000               669
 *Ohmori Co., Ltd.                                                                     18,400             9,530
  Oie Sangyo Co., Ltd.                                                                 13,200           108,350
  Oiles Corp.                                                                          32,500           739,695
  Oita Bank, Ltd.                                                                      87,000           437,469
  Okabe Co., Ltd.                                                                      29,000            99,293
 #Okamoto Industries, Inc.                                                            212,000           568,445
 *Okamoto Machine Tool Works, Ltd.                                                     75,000           224,831
  Okamura Corp.                                                                        24,000           196,248
  Okaya Electric Industries Co., Ltd.                                                  32,000           104,250
  Oki Electric Cable Co., Ltd.                                                         56,000           117,568
  Okinawa Electric Power Co., Ltd.                                                     22,900           914,473
 *OKK Corp.                                                                           101,000           176,318
 *Okuma and Howa Machinery, Ltd.                                                       69,000           136,291
*#Okuma Corp.                                                                         193,000           766,144
 #Okura Industrial Co., Ltd.                                                           96,000           602,469
  Okuwa Co., Ltd.                                                                      73,000         1,028,394
  Olympic Corp.                                                                        36,100           477,948
 #O-M, Ltd.                                                                            46,000            76,106
 *Omikenshi Co., Ltd.                                                                  53,000            59,321
  Ono Sokki Co., Ltd.                                                                  43,000           296,899
 *Onoken Co., Ltd.                                                                     11,000           131,724
  Organo Corp.                                                                        101,000           530,389
 *Orient Watch Co., Ltd.                                                               12,000             4,509
 #Oriental Construction Co., Ltd.                                                      39,000           202,289
  Oriental Yeast Co., Ltd.                                                             52,000           467,112
 #Origin Electric Co., Ltd.                                                            54,000           313,354
  Osaka Securities Finance Co., Ltd.                                                   54,000           169,674
  Osaka Steel Co., Ltd.                                                                72,200           942,609
 #Osaki Electric Co., Ltd.                                                             56,000           279,611
  Oyo Corp.                                                                            45,800           499,588
 #P.S. Mitsubishi Construction Co., Ltd.                                               46,500           198,932
  Pacific Industrial Co., Ltd.                                                         86,000           387,975
 *Pacific Metals Co., Ltd.                                                             44,000           208,916
  Parco Co., Ltd.                                                                     124,000           863,468
 *Pasco Corp.                                                                         111,500           335,835
  Patlite Corp.                                                                        13,440           281,061
  PCA Corp.                                                                            12,000           155,327
 *Penta-Ocean Construction Co., Ltd.                                                  574,000         1,097,600
 #Pentax Corp.                                                                        180,000   $       934,674
  Petrolub International Co., Ltd.                                                     24,800           110,659
*#PIA Corp.                                                                             8,800           203,297
  Pigeon Corp.                                                                         37,000           616,735
  Pilot Corp.                                                                              65           204,575
  Piolax, Inc.                                                                         19,600           373,775
  Pocket Card Co., Ltd.                                                                41,000           550,221
 #Pokka Corp.                                                                          48,000           224,894
  Poplar Co., Ltd.                                                                     13,560           192,522
  Posful Corp.                                                                         36,900           235,928
*#Press Kogyo Co., Ltd.                                                               162,000           430,954
*#Prima Meat Packers, Ltd.                                                            355,000           425,457
  Pulstec Industrial Co., Ltd.                                                         21,200           138,601
 #Q'Sai Co., Ltd.                                                                      51,600           525,326
  Raito Kogyo Co., Ltd.                                                                84,900           389,585
  Rasa Industries, Ltd.                                                               119,000           325,249
*#Renown D'urban Holdings, Inc.                                                        53,880           903,144
 #Resorttrust Inc.                                                                     42,600         1,219,691
  Rheon Automatic Machinery Co.,
    Ltd.                                                                               40,000           123,252
  Rhythm Watch Co., Ltd.                                                              344,000           724,300
  Ricoh Elemex Corp.                                                                   35,000           169,545
  Ricoh Leasing Co., Ltd.                                                              10,000           293,139
  Right On Co., Ltd.                                                                   25,200         1,070,919
  Rikei Corp.                                                                          22,500            61,619
  Riken Corp.                                                                         193,000           739,907
  Riken Keiki Co., Ltd.                                                                33,000           185,323
  Riken Technos Corp.                                                                  93,000           345,885
  Riken Vitamin Co., Ltd.                                                              37,000           705,048
  Ringer Hut Co., Ltd.                                                                 38,300           406,504
  Rion Co., Ltd.                                                                        5,000            23,864
 #Rock Field Co., Ltd.                                                                 25,300           413,872
  Rohto Pharmaceutical Co., Ltd.                                                       83,000           948,390
  Roland Corp.                                                                         40,600           707,349
 #Roland DG Corp.                                                                       8,200           400,044
  Royal Co., Ltd.                                                                      71,000         1,059,379
  Ryobi, Ltd.                                                                         265,000         1,085,731
  Ryoden Trading Co., Ltd.                                                             70,000           418,359
  Ryosan Co., Ltd.                                                                     10,300           236,084
  Ryoyo Electro Corp.                                                                  48,400           683,185
  S Foods, Inc.                                                                        28,000           188,557
*#S Science Co., Ltd.                                                                 285,000           110,190
 #S.T. Chemical Co., Ltd.                                                              48,000           618,183
*#Saeki Kensetsu Kogyo Co., Ltd.                                                       71,000            82,381
 #Sagami Chain Co., Ltd.                                                               37,000           328,727
  Sagami Co., Ltd.                                                                     51,000           191,473
  Sagami Rubber Industries Co., Ltd.                                                   15,000            41,497
*#Saibu Gas Co., Ltd.                                                                 280,000           544,166
 *Sailor Pen Co., Ltd.                                                                 74,000           240,864
 #Saizeriya Co., Ltd.                                                                  78,100         1,076,097
  Sakai Chemical Industry Co., Ltd.                                                   162,000           690,917
  Sakai Heavy Industries, Ltd.                                                         60,000           149,607
 *Sakai Ovex Co., Ltd.                                                                 85,000           179,220
  Sakata Inx Corp.                                                                     92,000           533,233
  Sakata Seed Corp.                                                                    78,900         1,047,891
 *Sakurada Co., Ltd.                                                                   38,000            55,238
  Sala Corp.                                                                           56,000           248,336
  San-Ai Oil Co., Ltd.                                                                134,000           492,563
 #Sanix, Inc.                                                                          65,000           447,893
  Sankei Building Co., Ltd.                                                            69,000           402,138
  Sanki Engineering Co., Ltd.                                                         120,000           875,352
  Sanko Co., Ltd.                                                                      12,000            80,802

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Sanko Metal Industrial Co., Ltd.,
    Tokyo                                                                              54,000   $       108,273
  Sankyo Seiko Co., Ltd.                                                               86,000           410,140
 #Sankyu, Inc., Tokyo                                                                 415,000           871,026
  Sanoh Industrial Co., Ltd.                                                           53,000           337,459
 #Sanrio Co., Ltd.                                                                     58,600           693,603
  Sanshin Electronics Co., Ltd.                                                        57,000           453,274
  Sanyo Denki Co., Ltd.                                                                95,000           577,597
 #Sanyo Electric Credit Co., Ltd.                                                      48,600         1,084,914
  Sanyo Engineering & Construction,
    Inc.                                                                               34,000           134,008
  Sanyo Industries, Ltd., Tokyo                                                        48,000           124,422
 #Sanyo Special Steel Co., Ltd.                                                       283,000           544,144
*#Sasebo Heavy Industries Co., Ltd.,
    Tokyo                                                                             201,000           238,848
 *Sata Construction Co., Ltd.,
    Gumma                                                                              61,000            62,282
 *Sato Corp.                                                                            7,000           181,117
  Sato Shoji Corp.                                                                     31,000           207,925
  Satori Electric Co., Ltd.                                                            24,480           342,301
  Sawafugji Electric Co., Ltd.                                                         31,000            79,211
 *Secom Joshinetsu Co., Ltd.                                                           14,100           263,060
  Secom Techno Service Co., Ltd.                                                       19,500           716,599
 *Seibu Electric Industry Co., Ltd.                                                    24,000           101,792
 #Seijo Corp.                                                                          17,400           258,224
  Seika Corp.                                                                         145,000           251,952
 *Seikitokyu Kogyo Co., Ltd.                                                           86,000            98,156
  Seiko Corp.                                                                         180,407         1,463,670
 #Seiren Co., Ltd.                                                                     92,000           705,340
 #Sekisui Jushi Co., Ltd.                                                              73,000           453,662
  Sekisui Plastics Co., Ltd.                                                          145,000           438,525
  Sekiwa Real Eastate, Ltd.                                                            36,000           429,197
  Sekiwa Real Estate Chubu, Ltd.                                                        7,000            42,052
  Senko Co., Ltd.                                                                     205,000           785,182
 *Senshu Electric Co., Ltd.                                                            13,500           214,546
  Senshukai Co., Ltd.                                                                  75,000           813,501
  Shaddy Co., Ltd.                                                                     32,200           387,354
 #Shibaura Mechatronics Corp.                                                          79,000           553,501
  Shibusawa Warehouse Co., Ltd.                                                       115,000           281,668
 #Shibuya Kogyo Co., Ltd.                                                              54,000           444,566
 *Shikibo, Ltd.                                                                       155,000           205,919
  Shikoku Chemicals Corp.                                                              89,000           331,946
  Shikoku Coca-Cola Bottling Co.,
    Ltd.                                                                               37,000           455,577
  Shimizu Bank, Ltd.                                                                   15,500           762,964
  Shin Nippon Air Technologies Co.,
    Ltd.                                                                               31,180           214,269
  Shinagawa Refractories Co., Ltd.                                                    104,000           240,682
 *Shindengen Electric Manufacturing
    Co., Ltd.                                                                         129,000           490,802
  Shin-Etsu Polymer Co., Ltd.                                                         124,000           734,618
 #Shinkawa, Ltd.                                                                       30,200           651,620
  Shin-Keisei Electric Railway Co.,
    Ltd.                                                                               97,000           336,410
  Shinki Co., Ltd.                                                                     61,000           498,328
 #Shinko Electric Co., Ltd.                                                           257,000           779,487
  Shinko Plantech Co., Ltd.                                                            27,000            29,881
  Shinko Shoji Co., Ltd.                                                               29,000           227,035
  Shin-Kobe Electric Machinery Co.,
    Ltd.                                                                               71,000           292,728
  Shinmaywa Industries, Ltd.                                                          203,000           871,506
 #Shinsho Corp.                                                                       110,000           219,871
 #Shinwa Kaiun Kaisha, Ltd.                                                           257,000   $       678,733
  Shinyei Kaisha                                                                       54,000           138,398
  Shiraishi Corp.                                                                      25,000            41,289
  Shiroki Co., Ltd.                                                                   132,000           328,001
  Shizuki Electric Co., Inc.                                                           47,000           127,668
  Shizuokagas Co., Ltd.                                                                70,000           277,573
*#Sho-Bond Corp.                                                                       46,200           295,453
  Shobunsha Publications, Inc.                                                         25,000           344,493
*#Shochiku Co., Ltd.                                                                  165,000           975,856
 #Shoei Co., Ltd.                                                                      28,800           390,250
  Shoei Foods Corp.                                                                    14,000            77,811
  Shoko Co., Ltd.                                                                     156,000           249,210
  Shokusan Bank, Ltd.                                                                  98,000           333,540
  Showa Aircraft Industry Co., Ltd.                                                    47,000           265,046
  Showa Corp.                                                                          18,400           211,284
  Showa Electric Wire & Cable Co.,
    Ltd., Kawasaki                                                                    329,000           512,773
 #Showa Highpolymer Co., Ltd.                                                          86,000           254,490
  Showa Mining Co., Ltd.                                                               66,000           101,915
 #Showa Sangyo Co., Ltd.                                                              282,000           668,333
  Showa Tansan Co., Ltd.                                                               21,000            70,446
 #Siix Corp.                                                                            9,000           175,724
  Silver Ox Inc.                                                                       30,000            69,838
*#Silver Seiko, Ltd.                                                                  228,000           111,227
  Sinanen Co., Ltd.                                                                   160,000           817,691
  Sintokogio, Ltd., Nagoya                                                             89,000           454,757
  SMK Corp.                                                                           127,000           578,978
  Snow Brand Seed Co., Ltd.                                                            16,000            63,896
  SNT Corp.                                                                            31,000           151,477
  Soda Nikka Co., Ltd.                                                                 35,000            89,517
 #Sodick Co., Ltd.                                                                     69,000           580,955
 *Sofmap Co., Ltd.                                                                      9,300            54,767
  Software Research Associates, Inc.                                                    6,200            67,310
  Sogo Medical Co., Ltd.                                                                8,800           135,225
 *Sokkisha Co., Ltd.                                                                   40,000           118,699
  Sonton Food Industry Co., Ltd.                                                       27,000           236,139
 #Sorun Corp.                                                                          41,000           242,124
 #Sotetsu Rosen Co., Ltd.                                                              44,000           255,728
  Sotoh Co., Ltd.                                                                      12,000           194,861
  Space Co., Ltd.                                                                      19,180           184,279
 *SPC Electronics Corp.                                                                29,000           121,786
  SPK Corp.                                                                             7,800           117,007
  SRL, Inc.                                                                            66,900           719,992
  SS Pharmaceutical Co., Ltd., Tokyo                                                   25,000           163,023
  Star Micronics Co., Ltd.                                                             89,000           785,478
  Starzen Corp.                                                                       126,000           274,177
 #Stella Chemifa Corp.                                                                 17,500           317,773
  Subaru Enterprise Co., Ltd.                                                          36,000           117,310
 #Sumida Corp.                                                                         26,290           853,624
  Suminoe Textile Co., Ltd.                                                           122,000           233,344
*#Sumitomo Coal Mining Co., Ltd.                                                      200,000           247,695
  Sumitomo Densetsu Co., Ltd.                                                          50,700           179,032
 #Sumitomo Light Metal Industries,
    Ltd.                                                                              493,000           863,542
*#Sumitomo Mitsui Construction Co.,
    Ltd.                                                                              413,600           506,504
  Sumitomo Pipe & Tube Co., Ltd.                                                       52,000           149,111
  Sumitomo Precision Products Co.,
    Ltd., Amagasaki City                                                               84,000           280,046
 #Sumitomo Seika Chemicals Co.,
    Ltd.                                                                              102,000           291,416
  Sumitomo Tita                                                                         7,800           248,118

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 #Sumitomo Warehouse Co., Ltd.                                                        235,000   $       998,812
  Sun Wave Corp.                                                                       80,000           331,281
  Sundrug Co., Ltd.                                                                     3,200           181,178
  SunTelephone Co., Ltd.                                                               55,000           341,864
 #Suruga Corp.                                                                         15,400           245,932
 *Suzutan Co., Ltd.                                                                    13,200           152,309
  SXL Corp.                                                                           129,000           274,574
  Sysmex Corp.                                                                         39,800         1,233,120
 #T.Hasegawa Co., Ltd.                                                                 63,700         1,016,934
 #Tabai Espec Corp.                                                                    34,000           478,225
  Tachihi Enterprise Co., Ltd.                                                         17,000           826,581
  Tachikawa Corp.                                                                      25,100           153,969
  Tachi-S Co., Ltd.                                                                    42,100           519,672
  Tadano, Ltd.                                                                        201,000           782,207
  Taihei Dengyo Kaisha, Ltd.                                                           70,000           293,782
 *Taihei Kogyo Co., Ltd.                                                              114,000           178,006
*#Taiheiyo Kouhatsu, Inc.                                                              90,000            99,558
  Taiho Kogyo Co., Ltd.                                                                35,600           330,539
  Taikisha, Ltd.                                                                       97,000         1,430,143
 *Taisei Lamick Co., Ltd.                                                               6,700           165,286
  Taisei Rotec Corp.                                                                  140,000           266,753
 #Taito Co., Ltd.                                                                      70,000           180,052
  Taito Corp.                                                                             573           899,534
 #Taiyo Toyo Sanso Co., Ltd.                                                          232,000         1,002,453
  Takada Kiko Co., Ltd.                                                                31,000           197,496
  Takagi Securities Co., Ltd.                                                          94,000           287,911
  Takamatsu Corp.                                                                      29,300           832,542
  Takano Co., Ltd.                                                                     22,100           406,320
 *Takaoka Electric Manufacturing Co.,
    Ltd., Tokyo                                                                       156,000           232,842
 *Taka-Q Co., Ltd.                                                                     34,500            81,851
 #Takara Co., Ltd.                                                                    224,000         1,207,471
  Takara Printing Co., Ltd.                                                            17,050           168,124
  Takara Standard Co., Ltd.                                                            30,000           180,176
 *Takarabune Corp.                                                                     26,000               238
 #Takasago International Corp.                                                        156,000           787,156
  Takasago Thermal Engineering Co.,
    Ltd.                                                                              132,000           874,377
 #Takashima & Co., Ltd.                                                                60,000           125,325
  Takigami Steel Construction Co.,
    Ltd.                                                                               42,000           261,003
 #Takiron Co., Ltd.                                                                   118,000           481,699
  Takuma Co., Ltd.                                                                    136,000           979,632
 #Tamura Corp.                                                                        113,000           596,000
 *Tamura Taiko Holdings, Inc.                                                          74,000           359,437
  Tanseisha Co., Ltd.                                                                  26,000           110,551
 #Tasaki Shinju Co., Ltd.                                                              53,000           221,699
 #Tateho Chemical Industries Co., Ltd.                                                 26,500           118,035
  Tatsuta Electric Wire & Cable Co.,
    Ltd.                                                                              106,000           217,265
  Taya Co., Ltd.                                                                        5,000            42,062
  Tayca Corp.                                                                          74,000           270,794
*#TC Properties Co., Ltd.                                                             579,000                 0
  TCM Corp.                                                                           146,000           321,085
 *TDF Corp.                                                                            11,000            41,430
 *Teac Corp.                                                                          113,000           189,483
  Techno Ryowa, Ltd.                                                                   32,200           177,465
  Tecmo, Ltd.                                                                          27,000           302,638
  Teikoku Hormone Manufacturing
    Co., Ltd.                                                                          38,000           348,673
  Teikoku Piston Ring Co., Ltd.                                                        42,000           287,604
  Teikoku Sen-I Co., Ltd.                                                              39,000           200,320
  Teikoku Tsushin Kogyo Co., Ltd.                                                      73,000   $       286,416
  Tekken Corp.                                                                        224,000           355,422
  Ten Allied Co., Ltd.                                                                 37,000           140,181
  Tenma Corp.                                                                          56,400           998,430
  Teraoka Seisakusho Co., Ltd.                                                         29,000           307,514
  Tetra Co., Ltd., Tokyo                                                               41,000           151,463
  The Daito Bank, Ltd.                                                                155,000           232,474
 #The Nisshin Oillio Group, Ltd.                                                      346,000         1,584,891
  Three F Co., Ltd.                                                                    12,200            94,731
  Tigers Polymer Corp.                                                                 27,000           139,710
*#Titan Kogyo KK                                                                       36,000            94,411
 #TKC Corp.                                                                            48,300           820,239
 #Toa Corp.                                                                           301,000           494,583
  Toa Doro Kogyo Co., Ltd.                                                             65,000           149,902
  Toa Oil Co., Ltd.                                                                   145,000           265,052
 *Toabo Corp.                                                                          73,000            80,823
  Toagosei Co., Ltd.                                                                  544,719         1,425,098
*#Tobu Store Co., Ltd.                                                                 71,000           169,419
  TOC Co., Ltd.                                                                        94,000           809,476
 *Tocalo Co., Ltd.                                                                      8,000           241,947
  Tochigi Bank, Ltd.                                                                  126,000           710,232
  Tochigi Fuji Industrial Co., Ltd.                                                    51,000           155,989
  Toda Kogyo Corp.                                                                     68,000           284,313
 #Todentu Corp.                                                                        57,000           140,171
  Toei Co., Ltd.                                                                      228,000           996,835
  Toenec Corp.                                                                        157,000           592,528
  Tohcello Co., Ltd.                                                                   47,000           147,308
  Toho Co., Ltd.                                                                       43,000           363,403
 *Toho Rayon Co., Ltd.                                                                203,000           420,597
  Toho Real Estate Co., Ltd.                                                           98,000           380,444
 #Toho Titanium Co., Ltd.                                                              44,000           732,682
 #Toho Zinc Co., Ltd.                                                                 189,000           459,891
  Tohoku Bank, Ltd.                                                                    92,000           183,115
  Tohoku Misawa Homes Co., Ltd.                                                        24,000            93,687
  Tohoku Pioneer Corp.                                                                 34,000           746,602
  Tohoku Telecommunications
    Construction Co., Ltd.                                                             17,000           109,463
 *Tohpe Corp.                                                                          36,000            42,322
 #Tohto Suisan Co., Ltd.                                                               54,000           102,698
 #Tokai Carbon Co., Ltd.                                                              316,000         1,171,239
 #Tokai Corp.                                                                         120,000           490,829
*#Tokai Kanko Co., Ltd.                                                               333,000           103,829
  Tokai Konetsu Kogyo Co., Ltd.                                                        15,000            66,927
 #Tokai Pulp & Paper Co., Ltd.                                                         88,000           321,792
  Tokai Senko KK, Nagoya                                                               47,000            89,489
  Tokai Tokyo Securities Co., Ltd.                                                    366,250         1,159,099
  Tokico, Ltd.                                                                        189,000           673,963
  Tokimec, Inc.                                                                       119,000           266,917
  Toko Electric Corp.                                                                  39,000           127,762
  Toko, Inc.                                                                          151,000           606,124
  Tokushima Bank, Ltd.                                                                111,200           751,233
  Tokushu Paper Manufacturing
    Co., Ltd.                                                                          80,000           370,903
  Tokyo Biso Kogyo Corp.                                                               13,000            79,657
  Tokyo Denpa Co., Ltd.                                                                11,000           165,293
  Tokyo Dome Corp.                                                                    251,000         1,105,567
 *Tokyo Electron Device, Ltd.                                                              48           363,833
  Tokyo Energy & Systems, Inc.                                                         49,000           213,773
  Tokyo Kikai Seisakusho, Ltd.                                                        132,000           393,867
  Tokyo Leasing Co., Ltd.                                                              96,900         1,423,995
  Tokyo Nissan Auto Sales Co., Ltd.                                                    97,000           256,997
  Tokyo Rakutenchi Co., Ltd.                                                           92,000           361,942

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Tokyo Rope Manufacturing Co.,
    Ltd.                                                                              232,000   $       393,168
  Tokyo Sangyo Co., Ltd.                                                               36,500           108,912
  Tokyo Soir Co., Ltd.                                                                 34,000            95,305
*#Tokyo Tekko Co., Ltd.                                                                67,000           323,532
  Tokyo Theatres Co., Inc., Tokyo                                                     116,000           140,554
 #Tokyotokeiba Co., Ltd.                                                              422,000           736,473
 #Tokyu Community Corp.                                                                22,800           336,893
*#Tokyu Department Store Co., Ltd.                                                    406,000           678,692
  Tokyu Livable Inc.                                                                   22,200           528,621
  Tokyu Recreation Corp.                                                               48,000           248,157
  Tokyu Store Chain Corp.                                                             175,000           912,557
  Toli Corp.                                                                          106,000           268,729
  Tomato Bank, Ltd.                                                                   189,000           433,177
  Tomen Electronics Corp.                                                              13,700           764,404
  Tomoe Corp.                                                                          56,000            98,674
 #Tomoegawa Paper Co., Ltd.                                                            55,000           193,551
  Tomoku Co., Ltd.                                                                    136,000           388,415
 #Tomy Co., Ltd.                                                                       32,400           531,595
  Tonami Transportation Co., Ltd.                                                     165,000           552,887
  Topcon Corp.                                                                         78,000           871,431
  Topre Corp.                                                                          81,000           553,318
 #Topy Industries, Ltd.                                                               351,000         1,292,032
 #Torigoe Co., Ltd.                                                                    35,000           157,319
  Torii Pharmaceutical Co., Ltd.                                                       44,600           930,023
  Torishima Pump Manufacturing Co.,
    Ltd., Osaka                                                                        47,000           309,836
  Tose Co., Ltd.                                                                        9,800           160,244
 #Toshiba Ceramics Co., Ltd.                                                          350,000         1,292,161
  Toshiba Machine Co., Ltd.                                                           294,000         1,278,063
 #Toshiba Plant Kensetsu Co., Ltd.                                                    139,000           712,272
  Tosho Printing Co., Ltd.                                                            103,000           365,281
 *Totenko Co., Ltd.                                                                    35,000            67,522
  Totetsu Kogyo Co., Ltd.                                                              53,000           234,772
 *Totoku Electric Co., Ltd., Tokyo                                                     62,000           106,246
  Tottori Bank, Ltd.                                                                  148,000           549,752
 #Touei Housing Corp.                                                                  37,800         1,797,454
 *Toukei Computer Co., Ltd.                                                            10,010           111,683
 #Towa Bank, Ltd.                                                                     340,000           789,364
 *Towa Corp.                                                                           33,000           373,054
  Towa Meccs Corp.                                                                     75,000           103,602
*#Towa Real Estate Development Co.,
    Ltd.                                                                               80,000           215,811
  Toyo Bussan Co., Ltd.                                                                24,200           219,719
 *Toyo Communication Equipment
    Co., Ltd.                                                                          89,000           555,258
*#Toyo Construction Co., Ltd.                                                         398,000           396,613
 #Toyo Corp.                                                                           49,200           583,222
 #Toyo Electric Co., Ltd.                                                              67,000           221,848
*#Toyo Engineering Corp.                                                              473,000         1,258,895
*#Toyo Kanetsu KK                                                                     220,000           353,110
  Toyo Kohan Co., Ltd.                                                                152,000           562,736
 #Toyo Radiator Co., Ltd.                                                             118,000           593,354
  Toyo Securities Co., Ltd.                                                           113,000           434,927
 *Toyo Shutter Co., Ltd.                                                               77,000            94,370
 *Toyo Sugar Refining Co., Ltd.                                                        60,000            74,108
  Toyo Tire & Rubber Co., Ltd.                                                        332,000         1,018,360
  Toyo Wharf & Warehouse Co., Ltd.                                                    118,000           222,134
 #Trans Cosmos, Inc.                                                                   34,800         1,123,821
  Trusco Nakayama Corp.                                                                52,800           946,598
  Tsubaki Nakashima Co., Ltd.                                                          61,000           791,388
  Tsubakimoto Chain Co.                                                               174,000           597,726
  Tsubakimoto Kogyo Co., Ltd.                                                          44,000   $        99,433
  Tsudakoma Corp.                                                                     101,000           245,889
 *Tsugami Corp.                                                                       124,000           328,912
  Tsukamoto Co., Ltd.                                                                  44,000            93,944
  Tsukishima Kikai Co., Ltd.                                                           70,000           470,892
  Tsurumi Manufacturing Co., Ltd.                                                      44,000           254,541
 #Tsutsumi Jewelry Co., Ltd.                                                           31,100         1,036,138
  Tsutsunaka Plastic Industry Co., Ltd.                                                52,000           221,934
  Tsuzuki Denki Co., Ltd.                                                              36,000           161,993
  Tsuzuki Densan Co., Ltd.                                                             14,200            69,838
  TYK Corp.                                                                            67,000           178,518
  U.Store Co., Ltd.                                                                    37,300           331,228
  Ube Material Industries, Ltd.                                                       116,000           279,422
  Uchida Yoko Co., Ltd.                                                                85,000           354,037
  Ueki Corp.                                                                           47,000            81,412
 #Unicafe, Inc.                                                                        10,360           150,508
  Unimat Offisco Corp.                                                                 32,600           409,457
 *Unitika, Ltd.                                                                       756,000         1,005,498
  U-Shin, Ltd.                                                                         32,000           201,801
  Utoc Corp.                                                                           68,000           112,524
 *Valor Co., Ltd.                                                                      12,000           337,752
  Vital-Net, Inc.                                                                      64,800           517,214
  Wakachiku Construction Co., Ltd.                                                    206,000           331,963
 #Wakamoto Pharmaceutical Co.,
    Ltd.                                                                               48,000           146,811
  Wakodo Co., Ltd.                                                                      4,600           156,555
  Warabeya Nichiyo Co., Ltd.                                                           21,160           293,832
  Watabe Wedding Corp.                                                                 11,400           293,656
 #Watami Food Service Co., Ltd.                                                        64,200           611,292
  Weathernews, Inc.                                                                    11,900           128,860
 *Wondertable, Ltd.                                                                     8,000            10,156
  Wood One Co., Ltd.                                                                   86,000           807,366
  Xebio Co., Ltd.                                                                      12,000           368,991
*#XNET Corp.                                                                               45           233,319
  Yachiyo Musen Denki Co., Ltd.                                                        16,800           149,607
  Yahagi Construction Co., Ltd.                                                        59,000           206,949
 #Yaizu Suisankagaku Industry Co.,
    Ltd.                                                                               20,100           190,297
  Yamagata Bank, Ltd.                                                                  68,000           312,359
  Yamaichi Electronics Co., Ltd.                                                       24,700           274,994
  Yamamura Glass Co., Ltd.                                                            189,000           444,959
  Yamatake Corp.                                                                       51,400           527,603
 *Yamatane Corp.                                                                      131,000           205,285
  Yamato Corp.                                                                         36,000           202,502
  Yamato International, Inc.                                                           43,000           299,723
  Yamato Kogyo Co., Ltd.                                                              118,000         1,589,690
  Yamaura Corp.                                                                        19,000            51,968
  Yamazen Co., Ltd.                                                                   140,000           371,475
  Yaoko Co., Ltd.                                                                      29,000           629,379
 *Yaskawa Information Systems
    Corp.                                                                               8,000            90,473
  Yasuda Warehouse Co., Ltd.                                                           61,000           339,187
  Yellow Hat, Ltd., Tokyo                                                              39,600           343,235
  Yodogawa Steel Works, Ltd.                                                          285,000         1,219,563
  Yokogawa Bridge Corp.                                                                55,400           315,419
 #Yokohama Reito Co., Ltd.                                                             63,000           453,949
  Yokowo Co., Ltd.                                                                     32,300           464,704
 #Yomeishu Seizo Co., Ltd.                                                             52,000           382,274
  Yomiuri Land Co., Ltd.                                                              157,000           525,916
  Yondenko Corp.                                                                       63,800           289,280
 #Yonekyu Corp.                                                                        41,500           446,627
  Yonex Co., Ltd.                                                                      33,000           276,301

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Yorozu Corp.                                                                         34,100   $       341,046
  Yoshimoto Kogyo Co., Ltd.                                                            60,000           558,942
  Yuasa Funashoku Co., Ltd.                                                            69,000           152,732
*#Yuasa Trading Co., Ltd.                                                             237,000           412,904
*#Yuken Kogyo Co., Ltd.                                                                60,000           145,648
  Yuki Gosei Kogyo Co., Ltd.                                                           31,000           109,434
  Yukiguni Maitake Co., Ltd.                                                           35,600           183,062
  Yuraku Real Estate Co., Ltd.                                                         69,000           281,563
  Yurtec Corp.                                                                        122,000           591,932
 #Yushin Precision Equipment Co.,
    Ltd.                                                                               25,740           524,652
  Yushiro Chemical Industry Co., Ltd.                                                  10,000           144,386
 #Zenrin Co., Ltd.                                                                     57,200           667,909
  Zensho Co., Ltd.                                                                     19,300           411,198
 #Zeria Pharmacetical Co., Ltd.                                                        74,000           760,473
  Z-Plus Co., Ltd.                                                                     39,000           198,178
 *Zuken, Inc.                                                                          27,700           335,126
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $494,727,122)                                                                             475,975,149
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Japanese Yen
    (Cost $1,483,525)                                                                                 1,472,341
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *BSL Corp. Rights                                                                     42,190                 0
 *Kanematsu Corp. Warrants 03/31/06                                                    20,125                 0
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                                                                 0
                                                                                                ---------------
TOTAL -- JAPAN
    (Cost $496,210,647)                                                                             477,447,490
                                                                                                ---------------

                                                                                   FACE
                                                                                  AMOUNT                 VALUE+
                                                                              ---------------   ---------------
                                                                                   (000)
TEMPORARY CASH
  INVESTMENTS -- (21.1%)
 Repurchase Agreement, PNC Capital Markets, Inc. 1.28%, 07/01/04
   (Collateralized by $5.328,000 FHLMC Notes 1.85%, 11/17/05, valued at
   $5,341,320) to be repurchased at $5,262,187
   (Cost $5,262,000)                                                          $         5,262   $     5,262,000
 Repurchase Agreement, Mizuho Securities USA 1.30%, 07/01/04
    (Collateralized by $284,802,588 U.S. Treasury Obligations, maturities ranging from 8/15/06 to 11/15/28, valued at $124,721,695) to be
    repurchased at $122,180,585 (Cost $122,176,173)@                                  122,176       122,176,173
                                                                                                ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $127,438,173)                                                                               127,438,173
                                                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $623,648,820)++                                                                         $   604,885,663
                                                                                                ===============

----------
+    See Note B to Financial Statements.
@    Security purchased with cash proceeds from securities on loan.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
++   The cost for federal income tax purposes is $626,708,790.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
AUSTRALIA -- (34.6%)
COMMON STOCKS -- (33.8%)
 *A.I., Ltd.                                                                          129,195   $        10,834
  A.P. Eagers, Ltd.                                                                    25,977           130,516
  AAV, Ltd.                                                                           111,200           177,793
  ABB Grain, Ltd.                                                                      13,743            65,698
 #ABC Learning Centres, Ltd.                                                          197,376           510,204
 *Acclaim Exploration NL                                                              435,905            16,877
 *Adacel Technologies, Ltd.                                                           113,249            36,339
  ADCorp Australia, Ltd.                                                              119,617            92,227
  Adelaide Bank, Ltd.                                                                 121,149           704,089
  Adsteam Marine, Ltd.                                                                402,319           408,762
  Adtrans Group, Ltd.                                                                  29,000            75,203
 *Agenix, Ltd.                                                                        267,186           123,385
 *AGT Biosciences, Ltd.                                                                31,650            12,467
  AJ Lucas Group, Ltd.                                                                 62,800            68,949
  Alesco Corp., Ltd.                                                                  106,190           490,792
 *Alkane Exploration, Ltd.                                                            185,165            28,594
 *Allegiance Mining NL                                                                274,272            27,850
  Altium, Ltd.                                                                        162,100            40,975
  Amalgamated Holdings, Ltd.                                                          213,820           504,451
 *Amcom Telecommunications, Ltd.                                                      596,711            62,852
 *Amity Oil NL                                                                        222,481            98,311
 *Amrad Corp., Ltd.                                                                   135,523            60,739
 *Anateus Energy, Ltd.                                                                193,687            12,548
  Anvil Mining NL                                                                     343,284           107,610
  APN News & Media, Ltd.                                                                    1                 3
  ARB Corporation, Ltd.                                                               116,670           288,002
 *Arc Energy NL                                                                       321,280           191,099
  Ariadne Australia, Ltd.                                                             270,353            58,796
 *Arrow Pharmaceuticals, Ltd.                                                          67,458           367,536
  Aspen Group, Ltd.                                                                    16,183             1,697
 *Atlas Pacific, Ltd.                                                                  82,585             8,694
 *AuIron Energy, Ltd.                                                                 709,175            59,555
  Ausdrill, Ltd.                                                                      118,742            53,281
 *Ausmelt, Ltd.                                                                        36,118            10,618
  Auspine, Ltd.                                                                        73,367           202,093
 *Austal, Ltd.                                                                        356,800           312,503
 *Austar United
    Communications, Ltd.                                                            1,020,744           586,693
  Austereo Group, Ltd.                                                                526,966           535,040
  Austin Group, Ltd.                                                                   70,265            32,887
 *Austral Coal, Ltd.                                                                  373,084           177,846
  Australian Agricultural Co., Ltd.                                                   344,519           305,893
*#Australian Magnesium Corp., Ltd.                                                    332,383             4,438
  Australian Pharmaceutical
    Industries, Ltd.                                                                  235,609           422,537
  Australian Pipeline Trust                                                           310,614           578,160
 *Australian Worldwide
    Exploration, Ltd.                                                                 465,421           494,648
 *Auto Group, Ltd.                                                                     41,309            16,463
 #Autron Corporation, Ltd.                                                            989,247           181,116
 #AV Jennings Homes, Ltd.                                                             350,188           480,672
  Bank of Queensland, Ltd.                                                            216,517         1,471,175
 *BayCorp Advantage, Ltd.                                                             244,068           499,742
 *Baxter Group, Ltd.                                                                   18,589            60,968
  Beach Petroleum NL                                                                1,898,119           358,869
 *Beaconsfield Gold NL                                                                 89,078   $        31,026
*#Bendigo Mining NL                                                                   171,212           105,208
 *Beyond International, Ltd.                                                           61,256            12,169
 *Biota Holdings, Ltd.                                                                 97,808            38,412
  Blackmores, Ltd.                                                                     27,894           195,490
 *Blina Diamonds, Ltd.                                                                 13,703                 0
  Bolnisi Gold NL                                                                     228,822            41,871
  Brazin, Ltd.                                                                        159,875           165,086
 *BreakFree, Ltd.                                                                      40,510            60,518
  Bridgestone Australia, Ltd.                                                          49,000            91,795
 *Broadcast Services Australia, Ltd.                                                  205,703            37,906
 #Burswood, Ltd.                                                                      110,988           104,309
 #Cabcharge Austalia, Ltd.                                                            196,800           473,597
  Campbell Brothers, Ltd.                                                              88,210           407,347
  Candle Australia, Ltd.                                                               65,879            74,161
 *Cape Range Wireless, Ltd.                                                         1,698,199            47,466
  Capral Aluminium, Ltd.                                                              167,379           263,578
  Casinos Austria International, Ltd.                                                 258,299           177,257
 *CDS Technologies, Ltd.                                                               35,200            49,013
  Cedar Woods Properties, Ltd.                                                         50,913            60,397
 *Cellestis, Ltd.                                                                     128,411           215,890
  Cellnet Telecommunications
    Group, Ltd.                                                                        91,100            75,972
 *Centamin Egypt, Ltd.                                                                996,437           133,160
  Centennial Coal, Ltd.                                                               456,316         1,026,333
 #Central Equity, Ltd.                                                                129,405           189,955
 *Charter Pacific Corp., Ltd.                                                          72,823            20,392
 *Charters Towers Gold Mines, Ltd.                                                    258,700            22,742
*#Chemeq, Ltd.                                                                        120,000           405,008
 *Child Care Centres Australia, Ltd.                                                   62,315            61,045
 *Chiquita Brands South Pacific, Ltd.                                                 162,390            72,516
 *Circadian Technologies, Ltd.                                                         40,370            56,050
  Citect Corp., Ltd.                                                                  109,822            94,709
 *Climax Mining, Ltd.                                                                 870,299            48,055
 *Clough, Ltd.                                                                        817,737           251,521
 *Clover Corp., Ltd.                                                                  159,500            33,604
 *Cluff Resources Pacific NL                                                          911,746            15,404
  CMI, Ltd.                                                                            32,784            46,007
  Coates Hire, Ltd.                                                                   249,075           588,626
  Cochlear, Ltd.                                                                       15,767           250,720
  Coffey International, Ltd.                                                           13,768            53,134
  Collection House, Ltd.                                                              176,200           176,014
  Colorado Group, Ltd.                                                                156,248           559,550
  Commander Communications, Ltd.                                                      197,200           201,366
  Consolidated Minerals, Ltd.                                                         258,222           215,178
 *Coplex Resources NL                                                                 231,400            14,507
 *Corporate Express Australia, Ltd.                                                   189,544           664,628
  Count Financial, Ltd.                                                               299,500           196,573
  Coventry Group, Ltd.                                                                 60,180           240,659
 *CPI, Ltd.                                                                            68,585            27,862
  Crane Group, Ltd.                                                                    96,182           605,483
  Croesus Mining NL                                                                   798,235           247,160
  Danks Holdings, Ltd.                                                                 10,425            90,582
*#DCA Group, Ltd.                                                                     313,931           573,617
  Devine, Ltd.                                                                        168,183            77,636
 *Dioro Exploraration NL                                                              297,142            16,751
 *Dominion Mining, Ltd.                                                               168,015            51,832

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Downer Group, Ltd.                                                                  245,549   $       550,812
 *Dragon Mining NL                                                                    275,761            62,887
 *Emporer Mines, Ltd.                                                                 120,600            68,764
 *Energy Developments, Ltd.                                                           230,514           456,913
 *Energy World Corp., Ltd.                                                            325,630             4,109
 *Environmental Solutions
    International, Ltd.                                                                67,364             4,933
  Equigold NL                                                                         225,700           229,639
  Equinox Resources, Ltd.                                                              67,716            33,491
  Evans & Tate, Ltd.                                                                  157,591           120,106
  Fantastic Holdings, Ltd.                                                            133,100           390,767
  FKP, Ltd.                                                                           197,911           390,640
  Fleetwood Corp., Ltd.                                                                77,785           415,657
 *Forest Enterprises Australia, Ltd.                                                  211,476            57,876
 *Fortescue Metals Group, Ltd.                                                        107,508            38,423
  Funtastic, Ltd.                                                                     188,261           285,911
  Futuris Corp., Ltd.                                                                 738,371           816,827
  Gale Pacific, Ltd.                                                                   60,756           122,353
  Gazal Corp., Ltd.                                                                    71,177           129,179
 *Giants Reef Mining, Ltd.                                                            819,928            44,359
 *Globe International, Ltd.                                                           712,348           242,499
 *Gold Aura                                                                             2,635               249
 *Golden West Refining Corp., Ltd.                                                     17,330             4,346
 *Goldstream Mining NL                                                                105,681            28,942
  Gowing Bros., Ltd.                                                                   59,479           104,019
 *Gradipore, Ltd.                                                                      86,855            38,498
  Graincorp, Ltd. Series A                                                             78,059           654,136
 *Grand Hotel Group                                                                   383,087           185,281
  GRD NL                                                                              379,594           457,670
 #Great Southern Plantations, Ltd.                                                    373,144           760,490
  Green's Foods, Ltd.                                                                 129,747            85,258
  GUD Holdings, Ltd.                                                                  114,428           716,602
  Gunns, Ltd.                                                                          13,201           121,243
 *Gutnick Resources NL                                                                 17,866             2,378
  GWA International, Ltd.                                                             348,105           717,976
 *Gympie Gold, Ltd.                                                                   302,445           117,983
*#Hardman Resources NL                                                                497,372           668,494
  Harvey World Travel, Ltd.                                                            52,100            52,522
  Health Communication
    Network, Ltd.                                                                     106,000            87,828
  Healthscope, Ltd.                                                                   133,652           341,059
 *Henry Walker Eltin Group, Ltd.                                                      287,948           174,591
 *Herald Resources, Ltd.                                                               69,910            33,385
  HGL, Ltd.                                                                            67,969            82,579
 #Hills Industries, Ltd.                                                              271,884           734,264
 *Horizon Oil NL                                                                      752,832            30,091
 #Housewares International, Ltd.                                                      289,080           435,327
  HPAL, Ltd.                                                                          193,847           216,998
 *Hutchison Telecommunications
    (Australia), Ltd.                                                               1,065,400           265,587
  IInet, Ltd.                                                                         136,659           276,359
  Iluka Resources, Ltd.                                                               226,628           717,918
 *Imdex, Ltd.                                                                         135,662            10,962
  Incitec Pivot, Ltd.                                                                  33,588           442,750
 *Independent Practioner
    Network, Ltd.                                                                   1,372,241            67,598
 #Infomedia, Ltd.                                                                     598,900           309,557
  Institute of Drug Technology
    Australia, Ltd.                                                                    44,372            56,041
  Integrated Group, Ltd.                                                               94,900           121,548
 *Intellect Holdings, Ltd.                                                            403,028            24,872
 *International All Sports, Ltd.                                                       58,815            13,170
  Investor Group, Ltd.                                                                110,445   $       233,266
  ION, Ltd.                                                                           342,085           418,587
  Iress Market Technology, Ltd.                                                       176,883           397,107
  IWL, Ltd.                                                                           295,600            62,895
 *Ixla, Ltd.                                                                           89,921             1,441
 *JDV, Ltd.                                                                            84,981            42,501
 #Jones (David), Ltd.                                                                 658,594           759,941
  Jubilee Mines NL                                                                    224,549           632,319
  K&S Corp., Ltd.                                                                      86,000           150,649
 *Kagara Zinc, Ltd.                                                                   208,900           134,752
  Kaz Group, Ltd.                                                                   1,324,705           366,736
 *Keycorp, Ltd.                                                                       156,412           156,896
 *Kimberley Diamond Co. NL                                                            274,068           247,730
  Kingsgate Consolidated NL                                                           136,284           336,328
  Kresta Holdings, Ltd.                                                               185,695            64,857
 *Lakes Oil NL                                                                      1,183,489            39,054
  Lemarne Corp., Ltd.                                                                  20,790            32,149
 *Leyshon Resources, Ltd.                                                             103,357            22,498
  Lighting Corp., Ltd.                                                                112,500            60,716
 *LionOre Mining International, Ltd.                                                   25,843           118,280
 *Lynas Gold NL                                                                       433,768           121,417
 #MacArthur Coal, Ltd.                                                                265,423           374,101
 *MacMahon Holdings, Ltd.                                                             593,580           112,238
 *Macmin Silver, Ltd.                                                                 305,531            28,084
 *Macquarie Corporate
    Telecommunications, Ltd.                                                          350,192            55,084
 *Macquarie Goodman
    Management, Ltd.                                                                  315,172           791,829
  Magellan Petroleum Australia, Ltd.                                                   32,760            30,243
 *Magnesium International, Ltd.                                                       656,061            27,565
  Maryborough Sugar Factory, Ltd.                                                         600             2,163
 *Matrix Oil NL                                                                       557,000            17,072
  MaxiTRANS Industries, Ltd.                                                          266,414           140,301
 #McGuigan Simeon Wines, Ltd.                                                         258,538           847,559
  McPherson's, Ltd.                                                                    69,231           218,978
 *Medica Holdings, Ltd.                                                                31,587            11,714
  Melbourne IT, Ltd.                                                                   33,350            19,325
 *Metabolic Pharmaceuticals, Ltd.                                                     700,000           466,213
*#Metal Storm, Ltd.                                                                   791,640           210,270
  Mia Group, Ltd.                                                                     237,000           161,650
 #Miller's Retail, Ltd.                                                               478,989           452,109
 *Mincor Resources NL                                                                 333,960           166,792
  Monadelphous Group, Ltd.                                                             18,988            75,584
*#Mosaic Oil NL                                                                       387,324            54,221
 *MPI Mines, Ltd.                                                                     128,416           144,213
 *MXL, Ltd.                                                                           512,804            43,179
 #MYOB, Ltd.                                                                          477,320           460,764
  Namoi Cotton Cooperative, Ltd.                                                      142,585            40,505
  National Can Industries, Ltd.                                                        97,017           100,736
 *Norwood Abbey, Ltd.                                                                 245,896           157,406
 *Novogen, Ltd.                                                                       117,933           435,569
 *Novus Petroleum, Ltd.                                                               288,634           380,313
  Nufarm, Ltd.                                                                        170,495           741,586
*#Nylex, Ltd.                                                                       1,110,199           205,296
  Oakton, Ltd.                                                                         90,396            74,713
 #Oamps, Ltd.                                                                         176,480           373,099
*#Orbital Engine Corp., Ltd.                                                          537,358            52,136
  OrotonGroup, Ltd.                                                                    76,854           145,673
 *Oxiana, Ltd.                                                                      1,240,871           723,533
  Pacific Group, Ltd.                                                                 175,645           503,162
  Pacific Hydro, Ltd.                                                                 375,596           715,590
 *Palm Springs, Ltd.                                                                  222,804            23,561

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Pan Pacific Petroleum NL                                                            327,800   $        29,677
 *Pan Pharmaceuticals, Ltd.                                                           322,766           269,807
 *Panbio, Ltd.                                                                         58,078            16,677
 *Payce Consolidated, Ltd.                                                             18,000            31,974
 *Peppercorn Management
    Group, Ltd.                                                                        12,267            75,160
 *Peptech, Ltd.                                                                       281,015           260,390
 *Perilya Mines NL                                                                    263,500           160,472
 *Perseverance Corp., Ltd.                                                            917,246           180,970
 *Petsec Energy, Ltd.                                                                 203,974           159,973
 *Plantcorp NL                                                                          4,329                 0
  Plaspak Group, Ltd.                                                                  99,965            66,390
 *PMP, Ltd.                                                                           455,871           523,258
 *Polartechnics, Ltd.                                                                  43,405            16,141
  Port Bouvard, Ltd.                                                                  108,200            90,952
 *Port Douglas Reef Resorts, Ltd.                                                     251,655            14,200
  Portman, Ltd.                                                                       343,890           424,733
*#PowerTel, Ltd. Series B                                                             110,422            71,981
 *Prana Biotechnology, Ltd.                                                            96,941            45,717
 *Precious Metals Australia, Ltd.                                                      10,606               369
 *Preston Resources NL                                                                 64,000               446
  Primary Health Care, Ltd.                                                           193,456           769,225
  Prime Television, Ltd.                                                              210,595           378,957
 *Primelife Corp., Ltd.                                                                85,867            77,652
*#Progen Industries, Ltd.                                                              24,788            61,763
  Programmed Maintenance
    Service, Ltd.                                                                     121,686           265,911
  Queensland Cotton Holdings, Ltd.                                                     39,866           100,338
 *Quiktrak Networks P.L.C.
    Entitlement Shares                                                                 23,875                 0
 *Quiktrak Networks, Ltd.                                                               7,401               516
  Ramsay Health Care, Ltd.                                                            151,355           577,677
  Raptis Group, Ltd.                                                                   12,000             4,616
  Rebel Sport, Ltd.                                                                   132,283           250,004
 *Redfire Resources NL                                                                859,797           105,953
  Reece Australia, Ltd.                                                               159,501           918,633
 *Reinsurance Australia Corp., Ltd.                                                   399,993           140,636
 *Reliance Mining, Ltd.                                                                91,651            28,886
 *Resolute Mining, Ltd.                                                               287,264           251,325
 *Resonance Health, Ltd.                                                               29,264             2,142
  RG Capital Radio, Ltd.                                                               45,370            94,618
 #Ridley Corp., Ltd.                                                                  593,143           528,193
  Roberts, Ltd.                                                                        10,418            50,906
 *Roc Oil Co., Ltd.                                                                   273,120           291,718
  Rock Building Society, Ltd.                                                          11,373            27,629
  Ross Human Directions, Ltd.                                                          42,066            22,437
 *Rural Press, Ltd.                                                                    38,633           209,092
  S8, Ltd.                                                                             80,476            57,224
  Salmat, Ltd.                                                                        125,225           324,844
  Schaffer Corp., Ltd.                                                                 33,766           337,718
  SDI, Ltd.                                                                            40,163           245,383
 *Sedimentary Holdings, Ltd.                                                          264,237            35,924
  Select Harvests, Ltd.                                                                45,548           212,718
 *Senetas Corp., Ltd.                                                                 240,406             8,894
  Servcorp, Ltd.                                                                      156,000           224,093
  Seven Network, Ltd.                                                                  89,971           324,331
 *SFE Corp., Ltd.                                                                     171,270           770,888
  Sigma Co., Ltd.                                                                      43,694           250,616
 *Silex System, Ltd.                                                                  235,100           135,609
  Sims Group, Ltd.                                                                     77,055           620,490
 *Sino Gold, Ltd.                                                                     148,713           226,486
 *Sirtex Medical, Ltd.                                                                 43,309            69,645
  Skilled Engineering, Ltd.                                                           147,971   $       299,800
  Smorgon Steel Group, Ltd.                                                           859,647           656,944
 *SMS Management &
    Technology, Ltd.                                                                  329,600            79,843
 *Solution 6 Holdings, Ltd.                                                           402,138           259,583
 *Sons of Gwalia, Ltd.                                                                195,425           378,720
  Southern Cross Broadcasting
    (Australia), Ltd.                                                                  59,938           495,559
*#Southern Pacific Petroleum NL                                                       698,740           116,818
  SP Telecommunications, Ltd.                                                         318,303           300,118
  SPC Ardmona, Ltd.                                                                   345,724           329,129
  Spotless Group, Ltd.                                                                211,501           700,037
 *St. Barbara Mines, Ltd.                                                             375,500            12,682
  Star Games, Ltd.                                                                    132,410            98,175
 *Starpharma Holdings, Ltd.                                                           107,300            56,388
 *Straits Resources, Ltd.                                                             212,913           172,020
 *Strategic Minerals Corp. NL                                                         358,100            52,741
 *Strathfield Group, Ltd.                                                             336,916            36,544
 *Striker Resources NL                                                                435,484            17,997
 #STW Communications Group, Ltd.                                                      238,716           543,926
  Sunland Group, Ltd.                                                                 349,278           254,203
  Sydney Aquarium, Ltd.                                                                49,135           182,491
*#Sydney Gas, Ltd.                                                                    351,119           216,116
  Symex Holdings, Ltd.                                                                163,000           137,913
  Tandou, Ltd.                                                                          3,410             3,887
 *Tap Oil, Ltd.                                                                       269,296           286,963
  Technology One, Ltd.                                                                587,800           230,516
  Tectonic Resources NL                                                               155,738            32,268
 *Television & Media Services, Ltd.                                                 2,000,584            44,936
 #Tempo Service, Ltd.                                                                 184,359           128,901
  Thakral Holdings Group                                                              948,383           425,478
  The Gribbles Group, Ltd.                                                            780,300           232,146
  Ticor, Ltd.                                                                         455,148           418,496
 #Timbercorp, Ltd.                                                                    369,115           400,164
 *Titan Resources NL                                                                  188,493            38,213
 *Tooth & Co., Ltd.                                                                   153,000            15,017
  Transfield Services, Ltd.                                                           169,962           609,870
  Triako Resources, Ltd.                                                               25,400            28,682
  Troy Resources NL                                                                    72,048           138,999
  Trust Company of Australia, Ltd.                                                     41,099           230,882
 *Uecomm, Ltd.                                                                        845,897           234,045
 #United Group, Ltd.                                                                  170,233           608,657
 *Unitract, Ltd.                                                                       52,133            66,034
  UXC, Ltd.                                                                           181,293            86,322
 *VeCommerce, Ltd.                                                                     13,680            12,877
*#Ventracor, Ltd.                                                                     331,714           324,752
 *Victoria Petroleum NL                                                               463,964             6,525
 #Villa World, Ltd.                                                                   185,574           169,166
*#Village Roadshow, Ltd.                                                              591,536           747,300
 *Virotec International NL                                                            298,151           153,817
  Vision Systems, Ltd.                                                                274,105           170,374
 *Voicenet (Australia), Ltd.                                                          495,284            13,190
  Volante Group, Ltd.                                                                 125,700           112,068
  Waterco, Ltd.                                                                        22,304            39,840
  Watpac, Ltd.                                                                        133,333            74,469
  Wattyl, Ltd.                                                                        136,317           318,258
 *Webster, Ltd.                                                                        33,551            17,416
  Wide Bay Capricorn
    Building Society, Ltd.                                                             26,958           124,424
 *Worley Group, Ltd.                                                                  200,135           406,134

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Yates, Ltd.                                                                          60,281   $         2,277
                                                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $68,895,030)                                                                                73,088,988
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.7%)
 *Australian Dollar
   (Cost $1,485,536)                                                                                  1,506,352
                                                                                                ---------------
PREFERRED STOCKS -- (0.1%)
 *Southern Cross Broadcasting
   (Australia), Ltd.                                                                   11,744           100,870
 *Village Roadshow, Ltd. 2% Class A                                                    55,477            53,283
                                                                                                ---------------
TOTAL PREFERRED STOCKS
   (Cost $203,292)                                                                                      154,153
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Amity Oil, Ltd. Options 09/04/04                                                          1                 0
 *Axon Instruments, Inc.
    Options 01/02/07                                                                   16,148                 0
 *Gradipore, Ltd. Options 09/01/04                                                     17,371             2,178
 *Metal Storm, Ltd.
    Options 08/06/04                                                                        1                 0
  Mosaic Oil Rights                                                                    48,416                 0
 *SP Telecommunications,
    Ltd. Rights 07/15/04                                                              141,468            24,637
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $98)                                                                                            26,815
                                                                                                ---------------
TOTAL -- AUSTRALIA
   (Cost $70,583,955)                                                                                74,776,308
                                                                                                ---------------
SINGAPORE -- (23.9%)
COMMON STOCKS -- (23.9%)
 *Acma, Ltd.                                                                        3,040,700           115,097
 *Airocean Group, Ltd.                                                              1,649,000           311,939
 *Alliance Technology &
    Development, Ltd.                                                                 156,000             9,510
  Amtek Engineering, Ltd.                                                             799,625           531,424
 *Apollo Enterprises, Ltd.                                                            193,000            51,543
  Armstrong Industrial Corp.                                                        1,460,000           136,625
  ASA Group Holdings, Ltd.                                                            586,000            97,068
  Ascott Group, Ltd.                                                                1,807,250           458,296
  Aussino Group, Ltd.                                                                 967,000           315,075
  Benjamin (F.J.) Holdings, Ltd.                                                    1,095,000           143,438
 #Beyonics Technology, Ltd.                                                         1,556,640           391,314
 *Blu Inc. Group, Ltd.                                                                729,000           104,161
  Bonvests Holdings, Ltd.                                                             825,000           237,205
 #Brilliant Manufacturing, Ltd.                                                     1,855,000           748,367
 *Broadway Industrial Group, Ltd.                                                     461,000            65,876
  Bukit Sembawang Estates, Ltd.                                                        71,334           539,472
  Central Properties, Ltd.                                                             66,000         1,417,754
  Ch Offshore, Ltd.                                                                   823,200           177,308
 *Chemical Industries (Far East), Ltd.                                                105,910            49,278
 *China Merchants Holdings
    Pacific, Ltd.                                                                     652,000           194,065
 #Chip Eng Seng Corp., Ltd.                                                         1,775,000           134,555
  Chosen Holdings, Ltd.                                                             1,284,000           183,940
  Chuan Hup Holdings, Ltd.                                                          4,385,000         1,302,787
  Chuan Soon Huat Industrial
    Group, Ltd.                                                                       614,000           109,037
  CIH, Ltd.                                                                           475,542           797,724
 *CK Tang, Ltd.                                                                       614,000           129,920
 *Compact Metal Industries, Ltd.                                                      643,000            13,093
  Courts Singapore, Ltd.                                                              495,000           202,016
 *CSC Holdings, Ltd.                                                                  672,000   $        11,330
  CSE Global, Ltd.                                                                  1,262,000           420,738
  CWT Distribution, Ltd.                                                              461,500           131,978
 *Eagle Brand Holdings, Ltd.                                                        5,158,000           255,413
 #Eastern Asia Technology, Ltd.                                                     1,844,260           338,316
  Eastgate Technology, Ltd.                                                           870,000            73,675
 *Econ International, Ltd.                                                          2,267,000            59,227
  ECS Holdings, Ltd.                                                                1,375,000           268,535
  Eng Wah Organisation, Ltd.                                                          265,000            48,115
 *Firstlink Investments Corp., Ltd.                                                   995,000           145,252
 *Freight Links Express
    Holdings, Ltd.                                                                  3,368,000           207,687
  Frontline Technologies Corp., Ltd.                                                3,170,000           269,000
  Fu Yu Manufacturing, Ltd.                                                         1,819,000           977,699
  Fuji Offset Plates
    Manufacturing, Ltd.                                                                33,750             6,094
  GB Holdings, Ltd.                                                                   200,000           102,294
 #Ges International, Ltd.                                                           2,909,000         1,120,245
  GK Goh Holdings, Ltd.                                                             1,494,000           678,889
  Goodpack, Ltd.                                                                    1,592,000           872,535
 *Goodwood Park Hotel, Ltd.                                                            24,307                 0
  GP Industries, Ltd.                                                               1,516,000           908,366
  Guocoland, Ltd.                                                                   1,215,000           734,639
  Hiap Moh Corp., Ltd.                                                                 34,874             6,177
  Ho Bee Investment, Ltd.                                                             761,000           119,728
  Hong Fok Corp., Ltd.                                                              1,796,000           252,422
  Hong Leong Asia, Ltd.                                                             1,048,000           988,735
 *Horizon Education &
    Technologies, Ltd.                                                              2,054,000           156,052
  Hotel Grand Central, Ltd.                                                           875,280           185,687
  Hotel Plaza, Ltd.                                                                 1,189,000           405,532
  Hotel Properties, Ltd.                                                            1,675,000           994,735
  Hour Glass, Ltd.                                                                    298,000           114,385
 #HTL International Holdings, Ltd.                                                  1,471,875           881,587
  Huan Hsin Holdings, Ltd.                                                          1,138,400           617,790
  Hup Seng Huat, Ltd.                                                                 900,200            99,180
  Hwa Hong Corp., Ltd.                                                              2,488,000           665,909
 #IDT Holdings, Ltd.                                                                  718,000           940,771
 *Inno-Pacific Holdings, Ltd.                                                         680,000            10,049
  Innovalues Precision, LTd.                                                          520,000           193,745
  International Factors
    (Singapore), Ltd.                                                                 290,000            90,289
 *Internet Technology Group, Ltd.                                                     874,408            23,033
 *Interra Resources, Ltd.                                                             185,430            19,516
 *Intraco, Ltd.                                                                       292,500            61,381
  Isetan (Singapore), Ltd.                                                            122,500           203,915
 #Jaya Holdings, Ltd.                                                               2,733,000         1,322,205
  JK Yaming International, Ltd.                                                       907,000           205,938
  Jurong Cement, Ltd.                                                                 132,500            63,908
  Jurong Engineering, Ltd.                                                            137,000           189,859
 #Jurong Technologies
    Industrial Corp., Ltd.                                                          1,446,000         1,050,099
 *K1 Ventures, Ltd.                                                                 5,340,500           842,855
  Keppel Telecommunications and
    Transportation, Ltd.                                                            2,058,000         1,001,705
  Khong Guan Flour Milling, Ltd.                                                       19,000            18,201
  Kian Ann Engineering, Ltd.                                                          868,000            95,821
  Kian Ho Bearings, Ltd.                                                              521,000            50,234
  Koh Brothers, Ltd.                                                                1,494,000            74,049
 *L & M Group Investments, Ltd.                                                     7,107,100            61,892
  Labroy Marine, Ltd.                                                               3,343,000           946,590
 *Lantrovision (S), Ltd.                                                            1,117,500            65,530

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Lee Kim Tah Holdings, Ltd.                                                        1,600,000   $       233,694
 *Leong Hin Holdings, Ltd.                                                            526,000            35,271
 *Liang Huat Aluminum, Ltd.                                                         1,477,000            43,427
 *Lion Asiapac, Ltd.                                                                  473,000            33,420
  Low Keng Huat Singapore, Ltd.                                                       372,000            90,047
  Lum Chang Holdings, Ltd.                                                          1,134,030           136,031
 #Magnecomp International, Ltd.                                                       931,000           294,493
 *Manufacturing Integration
    Technology, Ltd.                                                                  588,000            63,063
  MCL Land, Ltd.                                                                    1,427,000         1,147,030
 *Mediaring.Com, Ltd.                                                               3,410,000           317,832
  Metro Holdings, Ltd.                                                              2,256,960           624,852
  MMI Holdings, Ltd.                                                                1,994,000           361,664
  Multi-Chem, Ltd.                                                                  1,263,000           217,452
  Nera Telecommunications, Ltd.                                                     1,450,000           478,121
  New Toyo Intenational
    Holdings, Ltd.                                                                  1,043,000           359,122
  Norelco Centreline Holdings, Ltd.                                                   941,000           620,755
 *Orchard Parade Holdings, Ltd.                                                     1,084,022           252,837
 #Osim International, Ltd.                                                          1,638,000         1,013,043
  Ossia International, Ltd.                                                           708,000            84,932
  Pan-United Corp., Ltd.                                                            2,193,000           485,003
 *Pan-United Marine, Ltd.                                                           1,096,500           183,021
  PCI, Ltd.                                                                           734,000           334,744
  Pentex-Schweizer Circuits, Ltd.                                                   1,240,000           238,694
  Pertama Holdings, Ltd.                                                              459,750            75,077
  Popular Holdings, Ltd.                                                            1,813,000           505,775
 #PSC Corp., Ltd.                                                                   4,088,000           250,204
  Qian Hu Corp., Ltd.                                                                 408,200           142,357
  Robinson & Co., Ltd.                                                                284,832           951,571
  Rotary Engineering, Ltd.                                                          1,624,000           569,068
  San Teh, Ltd.                                                                       838,406           231,829
  SBS Transit, Ltd.                                                                 1,011,000           940,982
  Sea View Hotel, Ltd.                                                                 66,000           159,761
 *Seatown Corp., Ltd.                                                                 101,000             1,759
  Sembawang Kimtrans, Ltd.                                                          1,295,000           113,522
  Sin Soon Huat, Ltd.                                                               1,307,000            53,481
  Sing Investments & Finance, Ltd.                                                     94,500            92,312
 #Singapore Food Industries, Ltd.                                                   1,707,000           803,169
  Singapore Reinsurance Corp., Ltd.                                                 1,540,935           228,487
 *Singapore Shipping Corp., Ltd.                                                    1,930,000           337,634
  Singapura Finance, Ltd.                                                             139,250           111,710
  SMB United, Ltd.                                                                  2,010,000           223,495
  SNP Corp., Ltd.                                                                     466,495           247,326
 *SP Corp., Ltd.                                                                      454,000            17,094
  Ssangyong Cement
    (Singapore), Ltd.                                                                 236,000           137,215
  Stamford Land Corp., Ltd.                                                         3,229,000           442,016
  Straits Trading Co., Ltd.                                                         1,117,200         1,370,031
 *Sunright, Ltd.                                                                      378,000            81,634
  Superbowl Holdings, Ltd.                                                            490,000            76,809
  Superior Metal Printing, Ltd.                                                       490,500            53,079
 *Thakral Corp., Ltd.                                                               6,028,000           494,613
  Tiong Woon Corp. Holding, Ltd.                                                      906,000           198,596
 *Transmarco, Ltd.                                                                    106,500            56,678
  Trek 2000 International, Ltd.                                                     1,004,000           360,752
  TSM Resources, Ltd.                                                               1,502,000           319,738
*#TT International, Ltd.                                                            1,758,000           323,130
 *Tuan Sing Holdings, Ltd.                                                          3,362,000           175,667
 *Ultro Technologies, Ltd.                                                            530,000            43,541
  Unisteel Technology, Ltd.                                                           974,000           754,853
  United Engineers, Ltd.                                                              846,666           820,938
  United Overseas Insurance, Ltd.                                                     125,500   $       261,311
  United Pulp & Paper Co., Ltd.                                                     1,602,000           904,896
  UOB-Kay Hian Holdings, Ltd.                                                         354,000            94,874
  Vicom, Ltd.                                                                         120,000            66,313
  WBL Corp., Ltd.                                                                     647,000         1,198,328
 *Xpress Holdings, Ltd.                                                             1,392,000            56,469
 *Yongnam Holdi                                                                     1,004,000            14,656
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $56,992,506)                                                                               51,628,709
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars
    (Cost $32,850)                                                                                       32,671
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Acma, Ltd. Warrants 11/16/04
    (Cost $0)                                                                         236,300               686
                                                                                                ---------------
TOTAL -- SINGAPORE
    (Cost $57,025,356)                                                                               51,662,066
                                                                                                ---------------
HONG KONG -- (23.7%)
COMMON STOCKS -- (23.6%)
 *139 Holdings, Ltd.                                                                21,659.53            19,835
  ABC Communications
    (Holdings), Ltd.                                                               252,521.23            79,121
  Aeon Credit Service (Asia) Co., Ltd.                                             381,918.84           437,078
  ALCO Holdings, Ltd.                                                              162,868.71           209,430
 *Allan International Holdings, Ltd.                                               115,174.10           106,457
 *Allied Group, Ltd.                                                               456,999.54           466,654
 *Allied Properties, Ltd.                                                          392,955.28           299,485
 *Anex International Holdings, Ltd.                                                 22,333.69             2,113
 *Applied International Holdings, Ltd.                                             622,795.14            11,302
 *APT Satellite Holdings, Ltd.                                                     217,372.14           141,959
 *Artel Solutions Group Holdings, Ltd.                                             136,073.64            83,608
  Arts Optical International
    Holdings, Ltd.                                                                 121,763.06           150,478
  Asia Aluminum Holdings, Ltd.                                                      82,905.23            73,633
 *Asia Commercial Holdings, Ltd.                                                   361,009.28             4,559
  Asia Financial Holdings, Ltd.                                                    708,958.25           389,606
 *Asia Logistics Technologies, Ltd.                                                 33,240.12             4,893
  Asia Satellite Telecommunications
    Holdings, Ltd.                                                                 140,483.31           142,764
 *Asia Standard International
    Group, Ltd.                                                                    546,987.03           218,809
 *Asia Tele-Net &
    Technology Corp., Ltd.                                                          84,849.52            16,673
  Associated International
    Hotels, Ltd.                                                                   494,247.27           679,632
  Automated Systems Holdings, Ltd.                                                  66,119.50            53,731
  Baltrans Holdings, Ltd.                                                          140,424.00           114,858
 *Beijing Development
    (Hong Kong), Ltd.                                                              131,136.84            23,393
 *Bossini International Holdings, Ltd.                                             101,452.10           197,679
  Bright International Group, Ltd.                                                 100,592.80            72,820
  Cafe de Coral Holdings, Ltd.                                                     148,262.73           153,247
 *Capital Prosper, Ltd.                                                             25,826.05             3,644
 *Capital Strategic Investment, Ltd.                                                10,623.67             3,424
 *Cash Financial
    Services Group, Ltd.                                                               758.37               994
 *Casil Telecommunications
    Holdings, Ltd.                                                                  89,142.43            72,945
 *Catic International Holdings, Ltd.                                               133,523.93            90,083
  CCT Telecom Holdings, Ltd.                                                       397,271.02            57,285

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *CEC International Holdings, Ltd.                                                  13,360.67   $         4,271
 *Celestial Asia Securities
    Holdings, Ltd.                                                                 113,321.54            24,345
  Central China Enterprises, Ltd.                                                  284,073.23             9,303
 #Champion Technology
    Holdings, Ltd.                                                                 698,637.63           214,246
  Chaoda Modern Agriculture
    (Holdings), Ltd.                                                               203,983.81           189,206
  Chen Hsong Holdings, Ltd.                                                        588,525.54           684,842
  Cheuk Nang (Holdings), Ltd.                                                      171,573.35            29,567
 *Cheung Tai Hong Holdings, Ltd.                                                   136,969.43             3,379
  Chevalier International
    Holdings, Ltd.                                                                 201,040.35           276,142
  Chevalier Itech Holdings, Ltd.                                                   125,422.49            38,886
 *China Aerospace International
    Holdings, Ltd.                                                                 360,642.76           180,960
 *China Bio-Medical Group Limited                                                  145,558.76             7,981
 *China City Natural Gas
    Holdings, Ltd.                                                                  90,989.52            26,979
 *China Digicontent Co., Ltd.                                                       42,375.36             3,474
 *China Everbright International, Ltd.                                             324,700.28           193,040
 *China Everbright Technology, Ltd.                                                521,141.85           119,061
 *China Gas Holdings, Ltd.                                                         219,681.37           190,333
  China Hong-Kong Photo Products
    Holdings, Ltd.                                                                 390,548.98           121,386
 #China Insurance International
    Holdings Co., Ltd.                                                             159,125.73           145,176
 *China Investments Holdings, Ltd.                                                  34,686.83             4,523
 *China Motion Telecom
    International, Ltd.                                                             22,909.41            13,163
  China Motor Bus Co., Ltd.                                                        328,776.07           466,003
 *China Nan Feng Group, Ltd.                                                        26,465.98               218
  China National Aviation Co., Ltd.                                                 43,935.08            46,121
  China Online (Bermuda), Ltd.                                                     371,714.53            58,965
  China Pharmaceutical Enterprise
    and Investment Corp., Ltd.                                                     117,819.53           113,609
  China Rare Earth Holdings, Ltd.                                                  250,207.83           132,062
  China Resources Land, Ltd.                                                       450,023.10           331,229
  China Resources Logic, Ltd.                                                      352,730.10           406,066
 *China Rich Holdings, Ltd.                                                         30,911.31            18,774
 *China Sci-Tech Holdings, Ltd.                                                     31,038.81             6,126
 *China Star Entertainment, Ltd.                                                   261,986.26            42,517
 *China Strategic Holdings, Ltd.                                                   273,332.15            66,672
 #China Travel International
    Investment, Ltd.                                                               123,334.18           107,614
  Chinney Investments, Ltd.                                                        176,216.30            76,190
  Chow Sang Sang Holdings
    International, Ltd.                                                            293,684.75           241,581
  Chuangs China Investments, Ltd.                                                  293,825.26            60,588
 *Chuang's Consortium
    International, Ltd.                                                            218,546.94           104,502
  Chun Wo Holdings, Ltd.                                                           120,993.64           172,417
  Chung Tai Printing Holdings, Ltd.                                                102,105.22            90,052
 *CITIC 21CN Co., Ltd.                                                              21,102.94            17,166
 *CITIC Resources Holdings, Ltd.                                                    78,218.06            59,437
  City e Solutions, Ltd.                                                            21,818.04            20,219
 #City Telecom (H.K.), Ltd.                                                        393,106.77           198,918
 *Clear Media, Ltd.                                                                 69,365.30            59,614
 *Climax International Co., Ltd.                                                    43,243.86             1,028
  CNPC (Hong Kong), Ltd.                                                           136,990.42           126,892
 *CNT Group, Ltd.                                                                  209,578.42            79,994
 *Coastal Greenland, Ltd.                                                           76,069.93            45,673
 *Compass Pacific Holdings, Ltd.                                                    41,338.05   $        25,530
 *Computer & Technologies
    Holdings, Ltd.                                                                 119,243.28            71,244
  Continental Holdings, Ltd.                                                        11,387.73            10,366
  Continental Mariner
    Investment Co., Ltd.                                                           233,935.56           218,936
 *COSCO International Holdings, Ltd.                                               254,478.49           319,254
 #Coslight Technology International
    Group, Ltd.                                                                    170,805.16           239,103
 *Cosmos Machinery
    Enterprises, Ltd.                                                              204,209.05            38,849
 *Crocodile Garments, Ltd.                                                         233,171.34            54,560
  Cross Harbour Tunnel Co., Ltd.                                                   809,675.41           196,053
 *Culturecom Holdings, Ltd.                                                        402,894.33           218,554
 *Dah Hwa International
    Holdings, Ltd.                                                                  26,689.20            16,355
 *Dan Form Holdings Co., Ltd.                                                      369,604.56            85,881
  Daqing Petroleum &
    Chemical Group, Ltd.                                                            97,446.24            71,762
  Dickson Concepts
    International, Ltd.                                                            425,800.47           472,987
  Digital China Holdings, Ltd.                                                     482,065.52           386,607
 *DVN Holdings, Ltd.                                                               155,673.82           167,244
 *Dynamic Global Holdings, Ltd.                                                    171,836.19            30,402
  Dynamic Holdings, Ltd.                                                            73,697.63            28,942
 *Easyknit International
    Holdings, Ltd.                                                                 240,844.46             3,581
 *Eforce Holdings, Ltd.                                                             58,657.47            42,246
  Egana Jewelry and Pearls                                                          36,135.19            56,354
 #Eganagoldfeil Holdings Ltd.                                                      516,480.32           366,220
  Elec & Eltek International
    Holdings, Ltd.                                                                 220,630.60           574,886
 *Emperor International
    Holdings, Ltd.                                                                 170,108.75            47,679
 *e-New Media Co., Ltd.                                                             53,368.97             8,335
 *eSun Holdings, Ltd.                                                              307,898.66            25,053
 *Extrawell Pharmaceutical
    Holdings, Ltd.                                                                 107,587.42            99,660
 *Ezcom Holdings, Ltd.                                                             147,989.83             2,791
 *Fairwood Holdings, Ltd.                                                           53,958.43            10,413
 #Far East Consortium
    International, Ltd.                                                            381,830.80           346,160
 *Far East Hotels &
    Entertainment, Ltd.                                                            296,334.25            76,364
  Far East Pharmaceutical
    Technology Co., Ltd.                                                           179,832.19            28,038
  First Sign International
    Holdings, Ltd.                                                                  66,965.40            57,078
  Fong's Industries Co., Ltd.                                                      119,924.81           109,793
 *Forefront International
    Holdings, Ltd.                                                                 235,946.57            48,086
 *Fortuna International
    Holdings, Ltd.                                                                  28,545.93            13,349
 *Foundation Group, Ltd.                                                            73,561.44               854
 *Founder Holdings, Ltd.                                                           317,714.83           188,722
  Fountain Set Holdings, Ltd.                                                      158,964.13           150,998
  Four Seas Frozen Food
    Holdings, Ltd.                                                                  47,195.77            57,667
  Four Seas Mercantile
    Holdings, Ltd.                                                                 204,725.86           227,698
 *Fujian Holdings, Ltd.                                                            414,647.11             6,717
  Fujikon Industrial Holdings, Ltd.                                                102,553.19            60,276

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Fushan Holdings, Ltd.                                                            151,016.35   $        92,283
 *GeoMaxima Energy
    Holdings, Ltd.                                                                 476,277.24            82,527
 *Global China Group Holdings, Ltd.                                                270,990.06           155,181
  Global Green Tech Group, Ltd.                                                    237,080.03           120,492
 *Global Tech (Holdings), Ltd.                                                     318,169.07            42,407
  Glorious Sun Enterprises, Ltd.                                                   594,834.63           504,882
  Gold Peak Industries
    (Holdings), Ltd.                                                               383,593.09           299,689
 *Goldbond Group Holdings,
    Ltd. New                                                                       224,288.63            41,928
  Golden Resources Development
    International, Ltd.                                                            251,172.36            63,594
 *Gold-Face Holdings, Ltd.                                                         253,673.76           138,714
  Goldlion Holdings, Ltd.                                                          277,707.35           114,701
  Golik Holdings, Ltd.                                                              36,697.63            35,914
  Good Fellow Group, Ltd.                                                          174,648.84           170,359
 *Gorient Holdings, Ltd.                                                           324,283.33                57
 *Great Wall Cybertech, Ltd.                                                       523,578.15            20,251
  Group Sense (International), Ltd.                                                187,147.36           231,237
  Guangdong Brewery
    Holdings, Ltd.                                                                 216,480.80           573,296
 *Guangnan Holdings, Ltd.                                                          379,363.44           212,193
  Guangzhou Investment Co., Ltd.                                                   227,871.68           218,883
 *Guo Xin Group, Ltd.                                                               43,829.59            37,562
 *Guorun Holdings Ltd.                                                              91,909.80            65,802
  GZI Transport, Ltd.                                                              484,433.13           497,862
  Hang Fung Gold Technology, Ltd.                                                  133,973.77           136,184
  Hang Ten Group Holdings, Ltd.                                                    843,926.05               833
  Hanny Holdings, Ltd.                                                             341,137.09            80,716
 *Hansom Eastern Holdings, Ltd.                                                    157,892.27            29,433
  Harbour Centre Development, Ltd.                                                 327,054.05           522,190
  Harbour Ring International
    Holdings, Ltd.                                                                 170,236.19           168,197
 *Hen Fung Holdings, Ltd.                                                           56,737.43            33,967
  Henderson China Holdings, Ltd.                                                   241,333.55           393,280
  Hengan International
    Group Co., Ltd.                                                                125,188.58           135,998
  High Fashion International, Ltd.                                                  46,841.60            38,519
 *HKR International, Ltd.                                                          421,687.91           590,459
 *Hon Kwok Land
    Investment Co., Ltd.                                                           391,518.66            93,608
  Hong Kong Catering
    Management, Ltd.                                                               146,228.26            64,378
 *Hong Kong Construction
    Holdings, Ltd.                                                                 895,471.68            55,875
  Hong Kong Ferry
    (Holdings) Co., Ltd.                                                           611,598.39           654,764
 *Hong Kong Parkview Group, Ltd.                                                   447,940.46            72,438
 *Hong Kong Pharmaceuticals
    Holdings, Ltd.                                                                 234,877.69            54,844
  Hongkong Chinese, Ltd.                                                           474,698.46           254,513
 *Hop Hing Holdings, Ltd.                                                           89,342.79            31,744
  Hopson Development
    Holdings, Ltd.                                                                 218,657.77           295,923
 *Hsin Chong Construction
    Group, Ltd.                                                                    185,793.91            76,528
 *Huabao International
    Holdings, Ltd.                                                                  71,251.96             2,986
 *Hualing Holdings, Ltd.                                                           126,091.24            42,397
  Hung Hing Printing Group, Ltd.                                                   145,376.72           145,804
 *Hycomm Wireless, Ltd.                                                             79,885.62            44,358
  I-Cable Communications, Ltd.                                                      73,240.12   $        72,873
 *I-China Holdings, Ltd.                                                           214,112.41             8,672
  IDT International, Ltd.                                                          196,524.30           967,949
 *Imagi International Holdings, Ltd.                                                69,849.15            27,427
 *Innomaxx Biotechnology Group, Ltd.                                               190,351.23            51,205
 *Interchina Holdings Co., Ltd.                                                    589,636.12           175,399
 *Inworld Group, Ltd.                                                              331,259.05            18,358
 *ITC Corp., Ltd.                                                                  141,326.41           141,491
  JCG Holdings, Ltd.                                                                37,544.14             3,472
 *Junefield Department
    Store Group, Ltd.                                                              253,551.98           519,888
  K Wah International Holdings, Ltd.                                               260,097.81           242,702
  K. Wah Construction Materials, Ltd.                                               40,694.90             9,210
 *Kader Holdings Co., Ltd.                                                         144,251.99           141,251
  Karrie International Holdings, Ltd.                                              226,923.25           133,732
  Keck Seng Investments
    (Hong Kong), Ltd.                                                              254,372.88            72,699
  Kee-Shing Holdings Co., Ltd.                                                     130,828.61            88,101
  Kin Yat Hldgs                                                                    118,251.57            62,176
 *King Fook Holdings, Ltd.                                                         181,677.24            21,964
 *King Pacific International
    Holdings, Ltd.                                                                 216,178.12           217,361
  Kingdee International Software
    Group Co., Ltd.                                                                 63,901.00           408,250
  Kingmaker Footwear Holdings, Ltd.                                                  2,966.89                11
 *Kong Sun Holdings, Ltd.                                                          124,921.81             7,045
  Kowloon Development Co., Ltd.                                                    298,891.91           470,145
 *KPI Co., Ltd.                                                                     32,578.02             5,580
  KTP Holdings, Ltd.                                                               101,965.88            57,553
 *Kwong Sang Hong
    International, Ltd.                                                            330,113.80           118,654
  Kwoon Chung Bus Holdings, Ltd.                                                    59,614.66            80,207
 *Lai Sun Development Co., Ltd.                                                    523,572.27           130,464
 *Lai Sun Garment
    (International), Ltd.                                                        1,048,801.01            75,092
  Lam Soon (Hong Kong), Ltd.                                                       605,979.72            99,965
 *Le Saunda Holdings, Ltd.                                                          30,395.27            20,298
 *Leadership Publishing Group, Ltd.                                                 33,506.81             1,612
 *Leading Spirit High-Tech
    Holdings Co., Ltd.                                                              47,644.76             2,962
  Lerado Group (Holding) Co., Ltd.                                                 197,113.26           185,917
 *LifeTec Group, Ltd.                                                               41,153.99            32,918
  Lippo, Ltd.                                                                      753,982.10           251,708
  Liu Chong Hing Bank, Ltd.                                                        175,565.46           172,445
  Liu Chong Hing Investment, Ltd.                                                  700,929.98           404,375
  Luk Fook Holdings
    (International), Ltd.                                                          124,723.90           112,766
  Luks Industrial Group, Ltd.                                                      484,411.62           102,093
  Lung Kee (Bermuda)
    Holdings, Ltd.                                                                 186,566.33           488,254
 *MACRO-LINK International
    Holdings, Ltd.                                                                  59,198.54            30,561
 *Mae Holdings, Ltd.                                                                71,123.38             4,016
 *Magnificent Estates, Ltd.                                                         73,715.93            48,703
 *Magnum International
    Holdings, Ltd.                                                                  27,697.54             3,615
  Mainland Headwear
    Holdings, Ltd.                                                                 141,753.55           132,722
 *Mansion House Group, Ltd.                                                         64,301.98            57,550
  Matrix Holdings, Ltd.                                                             98,064.03            85,490
 *Mei Ah Entertainment Group, Ltd.                                                  24,937.54            35,896
  Melbourne Enterprises, Ltd.                                                      380,497.73           162,128

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Midas International Holdings, Ltd.                                                69,528.06   $        52,703
  Midland Realty (Holding), Ltd.                                                   218,971.43           238,827
 *Millennium Group, Ltd.                                                           205,164.09            21,393
  Min Xin Holdings, Ltd.                                                           173,248.98           129,399
  Miramar Hotel &
    Investment Co., Ltd.                                                            98,564.64           101,172
 *Morning Star Resources, Ltd.                                                      94,458.90            12,300
  Moulin International Holdings, Ltd.                                              411,504.72           429,253
  Nanyang Holdings, Ltd.                                                           134,217.92           129,755
 *National Electronics Holdings, Ltd.                                              127,876.48            68,575
 *New China Merchants Dichain                                                      182,764.60            86,745
  New Island Printing Holdings, Ltd.                                                17,004.76            13,539
 *New World China Land, Ltd.                                                        56,023.03            58,465
 *New World Cyberbase, Ltd.                                                                 0                82
 *New World TMT, Ltd.                                                               81,457.68           148,484
  Newocean Green Energy
    Holdings, Ltd.                                                                  94,660.04            68,805
 *Next Media, Ltd.                                                                 129,971.82           111,582
  Ngai Lik Industrial Holdings, Ltd.                                               301,331.44           600,518
*#Onfem Holdings, Ltd.                                                              82,208.74            79,618
  Orient Power Holdings, Ltd.                                                      121,088.30           105,679
 *Oriental Metals, Ltd.                                                            381,923.10           207,282
  Oriental Press Group, Ltd.                                                        80,229.55            82,901
  Oriental Watch Holdings, Ltd.                                                     93,858.21            76,265
  Pacific Andes International
    Holdings, Ltd.                                                                 193,751.88           188,394
  Pacific Century Insurance
    Holdings, Ltd.                                                                 362,856.91           524,253
 *Pacific Plywood Holdings, Ltd.                                                   116,839.29            18,211
  Paul Y. ITC Construction
    Holdings, Ltd.                                                                 195,097.22           210,051
  Peace Mark Holdings, Ltd.                                                        163,972.74           214,804
  Pegasus International
    Holdings, Ltd.                                                                  27,204.68            34,225
  Perfectech International
    Holdings, Ltd.                                                                  60,347.19            58,859
  Pico Far East Holdings, Ltd.                                                     219,189.20            81,243
  Playmates Holdings, Ltd.                                                         405,947.62           280,649
  Pokfulam Development Co., Ltd.                                                   125,499.54            73,713
 *Poly Investments Holdings, Ltd.                                                  373,920.72            60,730
  Prime Success International
    Group, Ltd.                                                                    100,862.43           148,089
  Proview International
    Holdings, Ltd.                                                                  76,521.20           220,169
*#QPL International Holdings, Ltd.                                                 389,337.95           277,518
  Quality Healthcare Asia, Ltd.                                                    118,231.61            29,450
 *Rainbow International
    Holdings, Ltd.                                                                   2,966.89                 7
  Raymond Industrial, Ltd.                                                         107,946.37           203,966
*#Regal Hotels International
    Holdings, Ltd.                                                                 417,868.49           383,826
 *Rexcapital International
    Holdings, Ltd.                                                                 500,586.88            10,768
 *Riche Multi-Media Holdings, Ltd.                                                 307,436.34           287,336
 *Rivera Holdings, Ltd.                                                            109,017.03           118,189
 *Riverhill Holdings, Ltd.                                                           4,153.63                28
  Road King Infrastructure, Ltd.                                                   297,361.31           322,907
 *Roadshow Holdings, Ltd.                                                          229,622.44           149,805
  S.A.S.Dragon Holdings, Ltd.                                                       92,780.61           196,356
  SA SA International Holdings, Ltd.                                               310,362.89           733,872
  Safety Godown Co., Ltd.                                                          350,230.82           134,448
  Saint Honore Holdings, Ltd.                                                       34,300.46            27,896
 *San Miguel Brewery
    Hong Kong, Ltd.                                                                294,823.95   $       133,754
  SCMP Group, Ltd.                                                                 164,314.61           162,602
  Sea Holdings, Ltd.                                                               327,831.89           190,329
 *Seapower Resources
    International, Ltd.                                                            409,962.65             1,770
 *SEEC Media Group, Ltd.                                                           151,478.63           171,314
  Shanghai Allied Cement, Ltd.                                                     228,069.56            69,705
 *Shanghai Century Holdings, Ltd.                                                  219,780.39           110,130
 *Shanghai Land Holdings, Ltd.                                                     125,256.32            64,756
 #Shanghai Real Estates, Ltd.                                                      240,236.66           163,680
  Shaw Brothers Hong Kong, Ltd.                                                    111,170.88           134,315
  Shell Electric Manufacturing
    (Holdings) Co., Ltd.                                                           177,634.62           126,940
  Shenyin Wanguo
    (Hong Kong), Ltd.                                                              118,130.56            83,177
  Shenzhen International
    Holdings, Ltd.                                                                 184,029.93           186,161
  Shougang Concord Century
    Holdings, Ltd.                                                                 171,999.34           157,523
 *Shougang Concord Grand
    (Group), Ltd.                                                                  115,584.40           122,042
 *Shougang Concord International
    Enterprises Co., Ltd.                                                          558,617.98           207,394
 *Shougang Concord Technology
    Holdings, Ltd.                                                                 468,788.21           172,694
 *Shui On Construction &
    Materials, Ltd.                                                                544,963.71           436,724
 *Shun Ho Resources
    Holdings, Ltd.                                                                  65,344.62            20,435
 *Shun Ho Technology
    Holdings, Ltd.                                                                 251,854.88            43,562
  Silver Grant International
    Industries, Ltd.                                                               276,771.19           452,448
 *Sincere Co., Ltd.                                                                107,881.82            22,633
 #Singamas Container
    Holdings, Ltd.                                                                 166,731.25           436,088
  Sino Golf Holdings, Ltd.                                                          90,155.10            81,585
 *Sinocan Holdings, Ltd.                                                             8,124.78             1,750
 *Sino-I.com, Ltd.                                                                 254,835.42           452,792
 #Sinolink Worldwide Holdings, Ltd.                                                366,057.09           450,619
  Sinopec Kantons Holdings, Ltd.                                                   224,412.65           227,915
 *Skynet (International Group)
    Holdings, Ltd.                                                                     130.47               313
  SNP Leefung Holdings, Ltd.                                                        22,861.13            21,461
 *Softbank Investment International
    (Strategic), Ltd.                                                              255,551.15            90,838
 *Solartech International
    Holdings, Ltd.                                                                  90,479.01             1,853
  South China Brokerage Co., Ltd.                                                   67,010.38            29,914
  South China Industries, Ltd.                                                     207,590.82            61,966
  Southeast Asia Properties &
    Finance, Ltd.                                                                   74,979.78            37,842
  Starlight International
    Holdings, Ltd. (New)                                                           177,529.58           180,032
  Starlite Holdings, Ltd.                                                           87,556.60            73,160
 *Stelux Holdings International, Ltd.                                              394,714.69            48,144
 *Styland Holdings, Ltd.                                                            49,250.27               326
  Sun Hing Vision Group
    Holdings, Ltd.                                                                 129,389.63           169,872
  Sun Hung Kai & Co., Ltd.                                                         304,866.55           458,057
 *Sun Innovation Holdings, Ltd.                                                     43,489.16             3,247

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Sun Media Group Holdings, Ltd.                                                   118,796.87   $        35,351
 *Sunday Communications, Ltd.                                                       62,744.57           275,097
  Sunway International Holdings, Ltd.                                               39,964.77            32,127
 *Suwa International Holdings, Ltd.                                                 92,722.75            27,524
 *Tack Hsin Holdings, Ltd.                                                          77,870.03             8,341
  Tai Cheung Holdings, Ltd.                                                        290,047.67           339,579
  Tai Fook Securities Group, Ltd.                                                   87,488.38            85,849
  Tai Sang Land Development, Ltd.                                                  154,106.55           118,553
  Tak Shun Technology Group, Ltd.                                                   76,942.87            87,372
  Tak Sing Alliance Holdings, Ltd.                                                 199,501.93           102,580
 #Tan Chong International, Ltd.                                                     99,232.33           127,409
  TCC International Holdings, Ltd.                                                 160,411.04           197,392
 *Technology Venture Holdings, Ltd.                                                 28,246.88            16,780
 *Termbray Industries International
    (Holdings), Ltd.                                                               186,934.99           125,591
  Tern Properties Co., Ltd.                                                         12,227.29            12,554
 *The Sun's Group, Ltd.                                                            265,399.44            21,801
 *Tian An China
    Investments Co., Ltd.                                                        1,174,519.33           274,866
  Tian Teck Land, Ltd.                                                             253,019.62           325,029
 #Tianjin Development
    Holdings, Ltd.                                                                 396,394.96           381,969
 *Titan Petrochemicals
    Group, Ltd.                                                                     46,456.68            42,876
 *Tomorrow International
    Holdings, Ltd. New                                                              15,714.32            18,288
  Tonic Industries Holdings., Ltd.                                                  68,429.43            49,081
  Top Form International, Ltd.                                                      75,578.90           237,955
 *Tristate Holdings, Ltd.                                                           90,655.79            23,054
  Truly International Holdings, Ltd.                                               143,492.04           141,684
  Tungtex (Holdings) Co., Ltd.                                                     120,389.27           296,193
 *Tysan Holdings, Ltd.                                                             124,796.17            38,489
 *U-Cyber Technology Holdings, Ltd.                                                 66,985.93             6,337
 *United Power Investment, Ltd.                                                    182,286.15            34,274
 *Universal Holdings Ltd.                                                          107,230.04            20,382
 *Universe International
    Holdings, Ltd.                                                                  24,176.77             4,456
  U-Right International
    Holdings, Ltd.                                                                  99,021.50           110,336
  USI Holdings, Ltd.                                                               291,463.41           116,935
  Van Shung Chong Holdings, Ltd.                                                    31,302.05            52,238
 *Vanda Systems & Communications
    Holdings, Ltd.                                                                 269,666.02           139,874
 #Varitronix International, Ltd.                                                   481,824.90           502,747
  Veeko International Holdings, Ltd.                                                32,829.94            38,385
  Victory City International
    Holdings, Ltd.                                                                 207,984.12           306,152
  Vitasoy International Holdings, Ltd.                                             309,855.37           332,417
 *Wah Ha Realty Co., Ltd.                                                           58,916.14            42,505
 *Wah Nam International                                                             80,252.55               745
  Wai Kee Holdings, Ltd.                                                           176,173.77           226,746
  Wang ON Group Ltd New                                                             46,310.87             5,550
 *Wellnet Holdings, Ltd.                                                            83,045.76            28,715
 *Winfoong International, Ltd.                                                     729,748.15           583,708
  Wing On Co. International, Ltd.                                                  257,410.03            99,260
  Wing Shan International, Ltd.                                                    134,213.35            46,242
 *Winsan China Investment
    Group, Ltd.                                                                     18,395.61            63,839
  Wong's International
    (Holdings), Ltd.                                                               203,523.90            80,295
 *Wonson International
    Holdings, Ltd.                                                                  42,953.17             7,779
  World Houseware (Holdings), Ltd.                                                 127,775.14   $        22,557
*#Xinao Gas Holdings, Ltd.                                                         232,803.29           488,041
  Y. T. Realty Group, Ltd.                                                         393,834.27            56,553
  Yangtzekiang Garment
    Manufacturing Co., Ltd.                                                        123,327.61            78,492
 *Yanion International Holdings, Ltd.                                               21,610.57             8,934
 *Yaohan International
    Holdings, Ltd.                                                                 231,484.47                 0
 *Yau Lee Holdings, Ltd.                                                            68,224.18            25,968
  YGM Trading, Ltd.                                                                113,778.83           134,656
  Yip's Chemical Holdings, Ltd.                                                    153,513.59           139,370
  Yugang International, Ltd.                                                       350,896.98           104,427
 *Yunnan Enterprises Holdings, Ltd.                                                 44,743.21            12,341
 *Zhu Kuan Development Co., Ltd.                                                    35,290.30            27,489
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $76,465,512)                                                                               51,046,119
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars
    (Cost $108,641)                                                                                     108,629
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
  China Travel International Investment,
    Ltd. Warrants 05/31/06                                                            124,800             3,760
 *Easyknit International
    Holdings, Ltd. Rights 06/07/04                                                    141,430                 0
 *Quality Healthcare Asia,
    Ltd. Warrants 01/12/04                                                             26,760               755
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                                                             4,515
                                                                                                ---------------
TOTAL -- HONG KONG
    (Cost $76,574,153)                                                                               51,159,263
                                                                                                ---------------
NEW ZEALAND -- (9.0%)
COMMON STOCKS -- (8.9%)
 *AFFCO Holdings, Ltd.                                                              1,935,950           444,740
  Cavalier Corp., Ltd.                                                                283,674           876,085
  CDL Hotels NZ, Ltd.                                                               1,387,344           389,891
  CDL Investments NZ, Ltd.                                                            306,025            51,047
  Colonial Motor Co., Ltd.                                                            126,795           239,163
 *Cue Energy Resources NL                                                             452,354            20,928
  DB Breweries, Ltd.                                                                  312,589         1,596,895
  Ebos Group, Ltd.                                                                    112,108           270,628
 *Evergreen Forests, Ltd.                                                             323,301            76,521
  Hallenstein Glassons
    Holdings, Ltd.                                                                    241,638           449,517
  Hellaby Holdings, Ltd.                                                              201,679           649,082
  Horizon Energy Distribution, Ltd.                                                    40,420            99,247
  Met Lifecare, Ltd.                                                                  270,895           414,798
  Michael Hill International, Ltd.                                                    156,746           600,313
 *New Zealand Oil & Gas, Ltd.                                                         584,872           257,305
  New Zealand Refining Co., Ltd.                                                       38,372                 0
 *New Zealand Rural
    Properties, Ltd.                                                                  219,997           376,878
  Northland Port Corp.
    (New Zealand), Ltd.                                                               271,267           915,455
  Nuplex Industries, Ltd.                                                             194,156           270,166
 *Pacific Retail Group, Ltd.                                                          541,952         1,790,345
  Port of Tauranga, Ltd.                                                              804,832         1,064,343
  Powerco, Ltd.                                                                       281,600           116,560
 *Provenco Group, Ltd.                                                                229,634           259,111
  Pyne Gould Guinness, Ltd.                                                           369,175           297,321

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Restaurant Brand
    New Zealand, Ltd.                                                                 309,644   $        88,877
 *Richina Pacific, Ltd.                                                               995,760           526,899
 *Rubicon, Ltd.                                                                       415,999           721,215
  Ryman Healthcare Group, Ltd.                                                        418,047         1,252,330
  Sanford, Ltd.                                                                        60,843           122,789
  Scott Technology, Ltd.                                                               80,520             1,432
 *Seafresh Fisheries                                                                   30,744            26,448
  South Port New Zealand, Ltd.                                                        379,638         1,006,623
  Steel & Tube Holdings, Ltd.                                                         157,056                 0
 *Tasman Farms                                                                         29,646            51,854
  Taylors Group, Ltd.                                                                  84,779         1,053,121
  Tourism Holdings, Ltd.                                                              402,452           456,213
 *Trans Tasman Properties, Ltd.                                                     2,311,308           530,041
  Waste Management NZ, Ltd.                                                           430,471         1,303,996
  Williams & Kettle, Ltd.                                                              57,558           108,308
  Wrightson, Ltd.                                                                     597,701           533,844
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $13,683,313)                                                                               19,310,331
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 *New Zealand Dollar
    (Cost $122,643)                                                                                     123,291
                                                                                                ---------------
TOTAL -- NEW ZEALAND
    (Cost $13,805,956)                                                                               19,433,622
                                                                                                ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Exergy, Inc.                                                                          7,260                 0
                                                                                                ---------------
MALAYSIA -- (0.1%)
COMMON STOCKS --(0.1%)
 *Autoways Holdings Berhad                                                             10,000             3,395
 *Promet Berhad                                                                     1,143,000            87,229
 *Rekapacific Berhad                                                                  473,000                 0
 *RNC Corp. Berhad                                                                     33,000             3,560
 *Saship Holdings Berhad                                                              223,520            52,351
 *Wing Tiek Holdings Berhad                                                            95,800            22,437
                                                                                                ---------------
TOTAL MALAYSIA
    (Cost $1,212,987)                                                                                   168,972
                                                                                                ---------------

                                                                                    FACE
                                                                                   AMOUNT                VALUE+
                                                                              ---------------   ---------------
                                                                                   (000)
TEMPORARY CASH
  INVESTMENTS -- (8.7%)
   Repurchase Agreement,
   Mizuho Securities USA 1.30%, 06/01/04 (Collateralized by $15,806,000
   U.S. Treasury Obligations, 10.375%, maturities ranging from
   11/26/04 to 11/15/12, valued at $17,119,249) to be repurchased at
   $16,784,183 Cost $16,784,183@                                              $        16,784   $    16,784,183
 Repurchase Agreement, PNC Capital Markets, Inc. 1.28%, 07/01/04
   (Collateralized by $2,128,000 FHLMC Notes 1.85%, 11/17/05, valued at
   $2,133,320) to be repurchased at $2,101,075
   (Cost $2,101,000)                                                                    2,101         2,101,000
                                                                                                ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $18,885,183)                                                                                18,885,183
                                                                                                ---------------
TOTAL INVESTMENTS - (100.0%)
   (Cost $238,087,590)++                                                                        $   216,085,414
                                                                                                ===============

----------
+    See Note B to Financial Statements.
@    Security purchased with cash proceeds from securities on loan.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
++   The cost for federal income tax purposes is $238,139,601.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
UNITED KINGDOM -- (95.8%)
COMMON STOCKS -- (92.0%)
  4imprint P.L.C.                                                                      50,375   $       120,039
  600 Group P.L.C.                                                                    100,910           142,725
  Abacus Group P.L.C.                                                                  75,000           408,215
  Abbeycrest P.L.C.                                                                    42,590            53,729
  Abbot Group P.L.C.                                                                  239,595           776,014
  Aberdeen Asset Management P.L.C.                                                    352,266           518,775
  Acal P.L.C.                                                                          33,999           298,543
 *Acambis P.L.C.                                                                      137,000           864,762
 *Advanced Medical Solutions P.L.C.                                                    29,802             4,592
 *Advanced Power Components, Ltd.                                                      47,871            10,275
  AEA Technology P.L.C.                                                                87,065           334,235
  AGA Food Service Group P.L.C.                                                       174,500           710,985
  Aggreko P.L.C.                                                                      354,341         1,060,357
 *AIM Group P.L.C.                                                                     32,063            49,424
 *Air Partner P.L.C.                                                                   11,763            87,542
 *Airflow Streamlines P.L.C.                                                           20,500            21,748
  Airsprung Furniture Group P.L.C.                                                     58,000            71,524
  Alba P.L.C.                                                                         105,025         1,543,142
  Alexandra P.L.C.                                                                     86,243           151,892
  Alexon Group P.L.C.                                                                 116,632           747,604
 *Alizyme P.L.C.                                                                      182,900           435,672
  Alpha Airports Group P.L.C.                                                         392,541           624,584
  Alphameric P.L.C.                                                                   172,688           267,021
 *Alterian P.L.C.                                                                      39,937            57,286
  Alumasc Group P.L.C.                                                                100,245           259,824
  Alvis P.L.C.                                                                        191,010         1,102,178
  Amberley Group P.L.C.                                                               200,000            42,257
  Amec P.L.C.                                                                          49,000           243,697
  Amstrad P.L.C.                                                                      149,652           593,000
 *Anglesey Mining P.L.C.                                                               55,000             3,865
  Anglo Eastern Plantations P.L.C.                                                     57,166           171,526
  Anglo Pacific Group P.L.C.                                                           98,309           110,960
 *Anite Group P.L.C.                                                                  467,715           451,078
 *Antisoma P.L.C.                                                                     389,246           119,660
 *API Group P.L.C.                                                                     51,500            62,246
 *Applied Optical Technologies P.L.C.                                                  75,383            33,082
 *Arena Leisure P.L.C.                                                                711,974           588,081
 *Argonaut Games, Ltd.                                                                100,000            12,708
  Arla Foods UK P.L.C.                                                              1,167,454         1,234,052
  Arm Holdings P.L.C.                                                                 127,000           278,567
  Arriva P.L.C.                                                                       129,697           971,878
 *Ashtead Group P.L.C.                                                                435,651           218,589
  Ashtenne Holdings P.L.C.                                                             93,880           674,334
  Atkins Ws P.L.C.                                                                    139,007         1,531,404
  Atrium Underwriting P.L.C.                                                           77,002           275,835
  Austin Reed Group P.L.C.                                                             68,999           181,704
  Autologic Holdings P.L.C.                                                            58,180           293,135
 *Autonomy Corp. P.L.C.                                                               160,350           734,966
  Avesco P.L.C.                                                                        29,998            51,305
  Aveva Group P.L.C.                                                                   28,257           286,920
  Avis Europe P.L.C.                                                                1,184,768         2,256,886
  Avon Rubber P.L.C.                                                                   36,672           153,042
 *AWG P.L.C.                                                                           16,000           170,480
 *AWG P.L.C. Redeemable Shares                                                      5,312,000             9,392
 *Axis-Shield P.L.C.                                                                   58,284           188,437
  Axon Group P.L.C.                                                                    76,340   $       177,115
  Babcock International Group P.L.C.                                                  310,464           722,487
  Baggeridge Brick P.L.C.                                                              98,000           283,166
 *Bailey (C.H.) P.L.C.                                                                109,500            15,390
 *Bailey (C.H.) P.L.C. Class                                                           10,000             6,619
 *Baltimore Technologies P.L.C.                                                        60,656            48,425
  Barr (A.G.) P.L.C.                                                                   43,000           539,632
  Beattie (James) P.L.C.                                                              132,247           303,702
  Belhaven Brewery Group P.L.C.                                                        39,070           334,336
  Bellway P.L.C.                                                                      127,364         1,762,575
  Ben Bailey P.L.C.                                                                    26,000           190,863
  Benchmark Group P.L.C.                                                              138,813           693,674
  Bespak P.L.C.                                                                        55,918           514,062
 *Biocompatibles International P.L.C.                                                  45,777           162,990
 *Bioquell P.L.C.                                                                      50,194           144,899
  Biotrace International P.L.C.                                                        75,000           170,360
  Birse Group P.L.C.                                                                  421,901            99,713
  Black Arrow Group P.L.C.                                                             56,500            64,039
  Blacks Leisure Group P.L.C.                                                          60,959           480,563
  Bloomsbury Publishing P.L.C.                                                         94,003           418,967
 *BNB Resources P.L.C.                                                                 89,395            28,776
  Body Shop International P.L.C.                                                      389,367         1,152,713
  Bodycote International P.L.C.                                                       413,815         1,189,316
 *Bookham Technology P.L.C.                                                           397,825           393,191
  Boot (Henry) P.L.C.                                                                  51,423           346,238
  Bovis Homes Group P.L.C.                                                            157,801         1,514,427
  BPP Holdings P.L.C.                                                                 106,500           580,525
 *Bradstock Group P.L.C.                                                                5,200             4,149
  Brammer (H.) P.L.C.                                                                 119,123           298,617
 *Brandon Hire P.L.C.                                                                  37,654            86,591
  Brewin Dolphin Holdings P.L.C.                                                      260,332           350,471
 *Bristol Water Group P.L.C.                                                           31,800           229,778
  Britannic P.L.C.                                                                    253,592         1,705,497
  British Polythene Industries P.L.C.                                                  56,740           300,620
  British Vita P.L.C.                                                                 247,486         1,158,453
  Brixton P.L.C.                                                                      296,900         1,565,851
 *Broadcastle P.L.C.                                                                   42,033            59,565
 *Brown & Jackson P.L.C.                                                              445,542           536,249
  Brown (N) Group P.L.C.                                                              468,107           901,003
  BSS Group P.L.C.                                                                     47,905           637,614
 *BTG P.L.C.                                                                          220,220           434,352
  Burtonwood Brewery P.L.C.                                                            38,000           266,487
  Business Post Group P.L.C.                                                          105,019           938,531
  BWD Securities P.L.C.                                                                29,403           252,221
  Caffyns P.L.C.                                                                        6,000            78,438
 *Cairn Energy P.L.C.                                                                 183,836         4,723,079
 *Cambridge Antibody Technology
    Group P.L.C.                                                                       58,733           549,471
 *Cammell Laird Holdings P.L.C.                                                       256,158            27,873
  Capital & Regional P.L.C.                                                            83,991           820,482
  Capital Radio P.L.C.                                                                110,198           883,255
  Carclo P.L.C.                                                                       100,463            90,393
  Care UK P.L.C.                                                                       64,835           340,287
  Carillion P.L.C.                                                                    286,809           965,506
 *Carlisle Holdings, Ltd.                                                               8,709            52,992
  Carpetright P.L.C.                                                                  125,839         2,408,503
  Carr's Milling Industries P.L.C.                                                     19,000           115,417

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Castings P.L.C.                                                                      79,000   $       265,470
 *Celtic P.L.C.                                                                        10,000            10,707
 *Cenes Pharmaceuticals P.L.C.                                                        298,612            49,000
  Chamberlin & Hill P.L.C.                                                             18,000            53,662
  Chapelthorpe P.L.C.                                                                 627,680           252,195
  Character Group P.L.C.                                                               59,041            89,677
  Charles Taylor Consulting P.L.C.                                                     67,918           312,512
 *Charter P.L.C.                                                                      216,904           657,802
 *Che Group P.L.C.                                                                     51,533            41,227
  Chemring Group P.L.C.                                                                49,000           386,820
 *Chesnara P.L.C.                                                                      92,900           171,844
 *Chime Communications P.L.C.                                                         230,438           154,637
  Chloride Group P.L.C.                                                               485,500           428,071
  Christie Group P.L.C.                                                                53,263           109,439
  Chrysalis Group P.L.C.                                                              286,082         1,024,746
  Churchill China P.L.C.                                                               30,000           121,704
 *City North Group P.L.C.                                                              21,389            84,365
  City Restaurant Group P.L.C.                                                        275,712           411,308
  Clarkson (Horace) P.L.C.                                                             44,733           398,854
 *Clinical Computing P.L.C.                                                            46,666            21,141
  Clinton Cards P.L.C.                                                                433,380           686,615
 *CLS Holdings P.L.C.                                                                 152,907           883,867
  CML Microsystems P.L.C.                                                              28,361           202,485
  Colefax Group P.L.C.                                                                 60,000           110,442
  Collins Stewart Tullett P.L.C.                                                       31,538           242,144
 *Colt Telecom Group P.L.C.                                                           257,000           376,769
  Comino Group P.L.C.                                                                  11,100            38,206
  Communisis P.L.C.                                                                   237,134           498,558
  Compel Group P.L.C.                                                                  36,601            57,214
  Computacenter P.L.C.                                                                 51,000           348,642
 *Cookson Group P.L.C.                                                              2,289,168         1,756,224
  Coral Products P.L.C.                                                                50,000            39,563
 *Corin Group P.L.C.                                                                   50,497           285,291
 *Corporate Services Group P.L.C.                                                   1,535,192           300,598
  Cosalt P.L.C.                                                                        30,700           173,028
 *Costain Group P.L.C.                                                                606,344           458,570
 *Country & Metropolitan P.L.C.                                                        24,413            79,738
  Countryside Property P.L.C.                                                         111,482           446,607
 *Countrywide P.L.C.                                                                  185,800         1,111,929
  Courts P.L.C.                                                                       110,722           305,233
  Cox Insurance Holdings P.L.C.                                                       452,393           587,808
  Cranswick P.L.C.                                                                     54,941           375,699
  Crest Nicholson P.L.C.                                                              267,250         1,702,870
  Creston P.L.C.                                                                       28,278            67,397
  Croda International P.L.C.                                                          176,035           915,613
  Cropper (James) P.L.C.                                                               22,000            62,392
 *Culver Holdings P.L.C.                                                                  338                80
  Daejan Holdings P.L.C.                                                               25,000           999,607
  Dairy Crest Group P.L.C.                                                            165,769         1,293,192
 *Dana Petroleum P.L.C.                                                                98,651           533,132
 *Danka Business Systems P.L.C.                                                       277,731           311,875
  Dart Group P.L.C.                                                                    74,000           204,813
  Davis Service Group P.L.C.                                                          227,016         1,591,031
  Dawson Holdings P.L.C.                                                               83,245           238,286
 *Dawson International P.L.C.                                                         100,688            14,699
 *DCS Group P.L.C.                                                                     10,000             2,915
  De la Rue P.L.C.                                                                    236,201         1,486,821
  Dechra Pharmaceiticals P.L.C.                                                        67,432           183,671
  Dee Valley Group P.L.C.                                                               4,214            54,282
  Delta P.L.C.                                                                        234,235           347,070
  Deltron Electronics P.L.C.                                                           45,452            57,819
 *Densitron International P.L.C.                                                       74,175            22,978
  Derwent Valley Holdings P.L.C.                                                       90,000   $     1,420,034
  Detica Group P.L.C.                                                                  29,314           307,739
  Development Securities P.L.C.                                                        50,000           340,793
  DeVere Group P.L.C.                                                                 132,501         1,060,502
  Devro P.L.C.                                                                        213,653           418,136
  Dewhurst P.L.C.                                                                       9,000            23,421
  Dewhurst P.L.C. Class A
    Non-Voting                                                                         15,500            33,731
  DFS Furniture Co. P.L.C.                                                            135,600         1,066,542
  Diagonal P.L.C.                                                                     104,323            87,737
  Dickinson Legg Group P.L.C.                                                          11,935             4,714
  Dicom Group P.L.C.                                                                   30,000           425,845
 *Dimension Data Holdings P.L.C.                                                      939,000           540,502
  Diploma P.L.C.                                                                       30,191           308,437
  Domestic & General Group P.L.C.                                                      47,868           503,958
  Domino Printing Sciences P.L.C.                                                     355,935         1,526,113
  Domnick Hunter Group P.L.C.                                                          47,242           325,091
 *Dowding & Mills P.L.C.                                                              336,440            67,085
  DRS Data Research Services P.L.C.                                                    26,825            29,499
  DTZ Holdings P.L.C.                                                                 114,500           329,970
 *Duelguide Units P.L.C.                                                                3,971            38,729
 *Durlacher Corp. P.L.C.                                                               15,272            33,049
  Dyson Group P.L.C.                                                                   42,750           232,842
  East Surrey Holdings P.L.C.                                                         164,541           927,582
 *Easyjet P.L.C.                                                                      335,116           970,861
 *Easynet Group P.L.C.                                                                158,575           329,127
 *Easyscreen P.L.C.                                                                    72,275            39,340
 *Ebookers P.L.C.                                                                     102,112           505,403
 *Edinburgh Oil & Gas P.L.C.                                                           47,564           140,599
 *Eidos P.L.C.                                                                        183,310           357,113
  Eldridge Pope & Co. P.L.C.                                                           25,000            69,207
  Eleco P.L.C.                                                                        104,685            57,146
  Electronic Data Processing P.L.C.                                                    55,200            58,931
 *Elementis P.L.C.                                                                    573,383           391,652
 *Emerald Energy P.L.C.                                                             6,178,398           148,657
 *Emess P.L.C.                                                                        288,250            42,923
  Ennstone P.L.C.                                                                     295,323           200,733
 *Enodis P.L.C.                                                                       524,429           969,795
 *Entertainment Rights P.L.C.                                                         343,617            64,398
  Estates & General P.L.C.                                                             10,000            46,125
  Eurocopy P.L.C.                                                                      41,051            28,674
 *Eurodis Electron P.L.C.                                                           1,230,802           103,315
  Euromoney Institutional Investors
    P.L.C.                                                                            146,258         1,003,243
  European Colour P.L.C.                                                               82,090            27,709
  European Motor Holdings P.L.C.                                                      118,325           479,781
 *European Telecom P.L.C.                                                               7,000                 0
 *Evans of Leeds Contingent Units
    P.L.C.                                                                             80,000                 0
  Expro International Group P.L.C.                                                     88,349           442,145
  Fenner P.L.C.                                                                       144,722           294,977
 *Ferguson International Holdings
    P.L.C.                                                                             89,105            43,630
  Ferraris Group P.L.C.                                                                63,540           131,202
 *Fibernet Group P.L.C.                                                                70,153           156,746
 *FII Group P.L.C.                                                                     41,166             5,039
  Filtronic P.L.C.                                                                     98,438           378,651
  Financial Objects P.L.C.                                                              7,000             5,317
  Findel P.L.C.                                                                       142,288         1,083,131
  First Choice Holidays P.L.C.                                                        797,150         1,814,334
  First Technology P.L.C.                                                             128,111           709,586
  Fisher (James) & Sons P.L.C.                                                         76,000           386,282

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  FKI P.L.C.                                                                          750,350   $     1,683,084
  Forminster P.L.C.                                                                    43,333            16,306
  Forth Ports P.L.C.                                                                  142,983         3,031,357
  Fortress Holdings P.L.C.                                                            120,728            60,756
 *Fortune Oil P.L.C.                                                                1,905,243           237,541
  Freeport P.L.C.                                                                      48,808           296,494
  French Connection Group P.L.C.                                                      186,807         1,411,673
  Fuller, Smith & Turner P.L.C.
    Series A                                                                           20,000           237,571
  Fulmar P.L.C.                                                                       107,500           143,111
  Future Network P.L.C.                                                               430,444           475,272
  Galliford Try P.L.C.                                                                517,870           459,644
  Game Group P.L.C.                                                                   534,000           515,969
  Games Workshop Group P.L.C.                                                          41,013           504,582
  Gaming International P.L.C.                                                          14,000            13,329
 *Garton Engineering P.L.C.                                                            10,248                 0
 *Gaskell P.L.C.                                                                       36,000            10,436
  GB Group P.L.C.                                                                     250,000            77,095
  Geest P.L.C.                                                                         97,588         1,012,198
  Get Group P.L.C.                                                                     13,200            51,360
  Gibbs & Dandy P.L.C.                                                                  9,000            52,488
  Gleeson (M.J.) Group P.L.C.                                                          22,471           409,681
 *Global Natural Energy P.L.C.                                                         11,004            40,291
 *Glotel P.L.C.                                                                        49,741           116,742
  Go-Ahead Group P.L.C.                                                                74,825         1,561,210
  Goldshield Group P.L.C.                                                              42,212           202,464
  Gowrings P.L.C.                                                                       5,000             5,577
  Grainger Trust, Ltd.                                                                 39,359         1,174,957
  Great Portland Estates P.L.C.                                                       309,799         1,453,807
  Greene King P.L.C.                                                                   92,950         1,715,972
 *Greenwich Resources P.L.C.                                                          438,664            18,894
  Greggs P.L.C.                                                                        26,000         1,608,153
 *Gresham Computing P.L.C.                                                             65,768           415,860
  Guiness Peat Group P.L.C.                                                         1,025,981         1,223,261
  GWR Group P.L.C.                                                                    206,864           991,768
 *Gyrus Group P.L.C.                                                                  110,664           399,834
  Halma P.L.C.                                                                        489,564         1,430,212
  Halstead (James) Group P.L.C.                                                        52,208           458,889
 *Hampson Industries P.L.C.                                                           250,757            97,365
 *Hampton Trust P.L.C.                                                                232,050             7,364
  Hardy Underwriting Group P.L.C.                                                      40,318           174,501
  Hardys & Hansons P.L.C.                                                              48,000           459,161
 *Hartstone Group P.L.C.                                                              240,263             8,396
 *Harvey Nash Group P.L.C.                                                            183,750           249,280
  Havelock Europa P.L.C.                                                               27,660            51,798
 *Hawtin P.L.C.                                                                       196,500            46,452
  Haynes Publishing Group P.L.C.                                                       14,703            83,908
  Headlam Group P.L.C.                                                                152,974         1,156,347
  Heath (Samuel) & Sons P.L.C.                                                          7,500            54,065
  Helical Bar P.L.C.                                                                   46,000           780,084
  Helphire Group P.L.C.                                                               159,600           639,427
  Hercules Property Services P.L.C.                                                    25,132           128,125
  Heywood Williams Group P.L.C.                                                       140,400           218,842
  Highbury House Communications
    P.L.C.                                                                            439,166           135,619
  Highway Insurance Holdings P.L.C.                                                   467,933           286,396
  Hill & Smith Holdings P.L.C.                                                         86,850           151,607
  Hiscox P.L.C.                                                                       387,778         1,156,281
  Hit Entertainment P.L.C.                                                            228,773           953,534
  Hitachi Capital (UK) P.L.C.                                                          82,134           295,254
  Holidaybreak P.L.C.                                                                  92,974           864,076
  Homeserve P.L.C.                                                                     86,400         1,048,700
  Homestyle Group P.L.C.                                                               76,141   $       141,524
  Hornby P.L.C.                                                                        10,000           212,444
  House of Fraser P.L.C.                                                              395,650           819,984
  Hunting P.L.C.                                                                      223,174           541,120
  Huntleigh Technology P.L.C.                                                          79,938           543,864
  Huntsworth P.L.C.                                                                   399,368           139,432
 *Hyder Consulting P.L.C.                                                              16,308            41,592
 *IAF Group P.L.C.                                                                     30,000            13,057
 *ICM Computer Group P.L.C.                                                            27,265           143,863
  IFX Group P.L.C.                                                                     34,486            65,982
 *Imagination Technologies Group
    P.L.C.                                                                            239,934           387,713
 *IMS Group P.L.C.                                                                     75,000             6,121
  Incepta Group P.L.C.                                                                280,643           434,293
  Inchcape P.L.C.                                                                      20,000           639,003
 *Incisive Media P.L.C.                                                               119,677           295,868
 *Independent Media Distribution
    P.L.C.                                                                             21,621            29,866
 *Industrial & Commercial Holdings
    P.L.C.                                                                              5,000               136
  Infast Group P.L.C.                                                                 301,224           121,617
 *Intec Telecom Systems P.L.C.                                                        371,865           434,134
  Intelek P.L.C.                                                                       99,880            20,309
  Intertek Group P.L.C.                                                                70,100           730,274
  Intserve P.L.C.                                                                     179,459           878,396
 *Invensys P.L.C.                                                                   5,864,457         1,926,245
  Inveresk P.L.C.                                                                     150,000            40,454
 *IQE P.L.C.                                                                          132,400            21,192
  ISIS Asset Management P.L.C.                                                        268,751         1,002,466
  Isoft Group P.L.C.                                                                  210,764         1,660,576
  Isotron P.L.C.                                                                       50,325           423,903
  Ite Group P.L.C.                                                                    374,735           445,429
  Itnet P.L.C.                                                                         98,785           346,118
 *Itouch International P.L.C.                                                         120,000            61,749
  Jarvis P.L.C.                                                                       230,379           326,605
 *Jarvis Porter Group P.L.C.                                                           99,894            33,514
  JJB Sports P.L.C.                                                                   366,085         1,770,342
  JKX Oil and Gas P.L.C.                                                              234,386           521,278
  John David Group P.L.C.                                                             114,500           438,158
  Johnson Service Group P.L.C.                                                        125,535           917,367
  Johnston Group P.L.C.                                                                26,000           136,738
 *Kalamazoo Computer Group P.L.C.                                                      56,120             1,781
  KBC Advanced Technologies P.L.C.                                                     25,000            15,461
  Keller Group P.L.C.                                                                 123,128           483,553
  Kensington Group P.L.C.                                                              84,884           681,300
 *Kewill Systems P.L.C.                                                                88,409           106,511
  Kidde P.L.C.                                                                        232,000           504,359
  Kier Group P.L.C.                                                                    51,293           591,875
  Kiln P.L.C.                                                                         316,219           466,285
 *Kingston Communications P.L.C.                                                      639,901           804,743
  Kleeneze P.L.C.                                                                      84,300           183,454
 *Knowledge Support Systems Group
    P.L.C.                                                                             25,000               363
 *La Fitness P.L.C.                                                                    53,738           189,364
  Laing (John) P.L.C.                                                                 301,961         1,272,165
  Laird Group P.L.C.                                                                  184,690         1,016,615
  Lambert Howarth Group P.L.C.                                                         38,049           186,781
 *Lastminute.com P.L.C.                                                               392,251         1,290,085
 *Laura Ashley Holdings P.L.C.                                                      1,178,470           284,116
  Lavendon Group P.L.C.                                                                50,092           114,165
 *Leeds United P.L.C.                                                                  66,000               180
  Lincat Group P.L.C.                                                                  19,000           134,800

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Linton Park P.L.C.                                                                   39,000   $       279,988
  Linx Printing Technologies P.L.C.                                                    27,000           141,753
  Litho Supplies P.L.C.                                                                20,000            18,380
 *London Clubs International P.L.C.                                                   293,962           695,611
  London Industrial P.L.C.                                                             22,308           741,992
  London Merchant Securities P.L.C.                                                   324,905         1,021,465
  London Scottish Bank P.L.C.                                                         263,000           559,847
  Lookers P.L.C.                                                                       53,160           296,069
 *Lorien P.L.C.                                                                        60,000            93,926
  Low & Bonar P.L.C.                                                                  132,598           285,927
  Luminar P.L.C.                                                                       99,500           746,611
  Lupus Capital P.L.C.                                                                191,787            68,954
 *M.L. Laboratories P.L.C.                                                            298,631           105,726
  Macfarlane Group P.L.C.                                                             228,287           109,463
  Macro 4 P.L.C.                                                                       42,500           135,131
  Maiden Group P.L.C.                                                                  16,800            67,175
  Mallett P.L.C.                                                                       24,837           119,811
  Management Consulting Group
    P.L.C.                                                                            310,972           257,606
  Manchester United P.L.C.                                                            510,356         2,403,900
  Manganese Bronze Holdings P.L.C.                                                     32,184            94,790
 *Marchpole Holdings P.L.C.                                                           134,904            43,000
  Marlborough Stirling P.L.C.                                                         349,767           406,173
  Marshalls P.L.C.                                                                    225,800         1,150,739
 *Martin International Holdings P.L.C.                                                135,800            58,247
 *Marylebone Warwick Balfour Group
    P.L.C.                                                                            186,660           186,588
  Matalan P.L.C.                                                                       84,701           330,843
  Mayflower Corp. P.L.C.                                                              550,636            67,404
  McAlpine (Alfred) P.L.C.                                                            196,111         1,114,565
  McBride P.L.C.                                                                      229,159           619,747
  McCarthy & Stone P.L.C.                                                             194,968         2,061,737
  McKay Securities P.L.C.                                                              77,266           308,906
 *Medical Solutions P.L.C.                                                            126,658            89,527
 *Medisys P.L.C.                                                                      659,558           780,906
  Meggitt P.L.C.                                                                      513,463            71,432
 *Melrose Resouces P.L.C.                                                             360,317         1,714,028
  Mentmore P.L.C.                                                                      30,000           150,516
  Menzies (John) P.L.C.                                                                90,835           772,896
 *Merant P.L.C.                                                                       172,500           531,809
  Merchant Retail Group P.L.C.                                                        185,666           518,026
  Merrydown P.L.C.                                                                     59,927            98,586
  Mersey Docks & Harbour Co. P.L.C.                                                   104,554         1,302,060
  Metal Bulletin P.L.C.                                                                95,500           386,450
  Metalrax Group P.L.C.                                                               358,740           532,449
  MFI Furniture Group P.L.C.                                                           60,855           167,646
  Mice Group P.L.C.                                                                   139,909           182,055
  Michael Page International P.L.C.                                                   498,237         1,624,340
 *Microgen P.L.C.                                                                      98,405           108,367
  Millennium and Copthorne Hotels
    P.L.C.                                                                             80,633           499,066
  Minerva P.L.C.                                                                      266,135         1,185,258
  Mitie Group P.L.C.                                                                  500,000         1,273,742
  Molins P.L.C.                                                                        68,000           216,426
  Monsoon P.L.C.                                                                       71,000           232,754
 *Morgan Crucible Company P.L.C.                                                      374,238           938,411
  Morgan Sindall P.L.C.                                                                69,599           537,705
  Morse P.L.C.                                                                        196,986           480,072
  Moss Brothers Group P.L.C.                                                          163,400           227,518
  Mothercare P.L.C.                                                                    91,481           591,571
 *Mouchel Parkman P.L.C.                                                              138,761           521,140
  Mowlem (John) & Co. P.L.C.                                                          341,969         1,098,923
  MS International P.L.C.                                                              71,500   $        65,247
  MSB International P.L.C.                                                             16,000            20,125
  Mtl Instruments Group P.L.C.                                                         14,748            58,908
  Mucklow (A & J) Group P.L.C.                                                        175,000         1,008,555
 *Music Choice Europe P.L.C.                                                          125,172            38,071
 *My Travel Group P.L.C.                                                              628,934            91,223
  National Express Group P.L.C.                                                        25,000           307,006
 *Ncipher P.L.C.                                                                       26,695            77,638
  Nestor Healthcare Group P.L.C.                                                      180,200           468,943
 *Netstore P.L.C.                                                                      96,618            68,651
 *New Avesco P.L.C.                                                                    29,998            28,561
  Newcastle United P.L.C.                                                             148,923           110,729
  NHP P.L.C.                                                                          281,875         1,003,638
  Nichols P.L.C.                                                                       66,550           160,176
  Nord Anglia Education P.L.C.                                                         32,586           137,561
  Northamber P.L.C.                                                                    75,888           114,915
  Northern Foods P.L.C.                                                               527,042         1,618,415
  Northgate P.L.C.                                                                    118,200         1,496,331
  Novar P.L.C.                                                                        555,943         1,244,339
 *NSB Retail P.L.C.                                                                   461,606           206,048
 *NXT P.L.C.                                                                          101,922           166,886
  Ocean Wilsons Holdings, Ltd.                                                         84,250           238,163
 *OEM P.L.C.                                                                           12,000             8,161
 *Orbis P.L.C.                                                                         11,428             3,047
 *Osmetech P.L.C.                                                                     669,354            51,652
  Ottakar's P.L.C.                                                                     30,000           218,783
  Owen (H.R.) P.L.C.                                                                   34,000           136,950
 *Oxford Biomedica, Ltd.                                                              412,582           138,972
  Oxford Instruments P.L.C.                                                            63,163           263,165
 *Pace Micro Technology P.L.C.                                                        359,299           342,033
  Paladin Resources P.L.C.                                                            427,630         1,032,596
 *Palmaris Capital P.L.C.                                                              42,500            11,699
  Paragon Group of Companies
    P.L.C.                                                                            153,200           959,666
  Parity Group P.L.C.                                                                 241,406            50,157
  Park Group P.L.C.                                                                   291,600           157,279
  Partridge Fine Arts P.L.C.                                                           58,000            64,688
  Pendragon P.L.C.                                                                    239,375         1,518,572
  Penna Consulting P.L.C.                                                              33,000            82,650
  Peterhouse Group P.L.C.                                                              85,427           328,190
 *Pharmagene P.L.C.                                                                   160,000           119,651
 *Photo-Me International P.L.C.                                                       662,586         1,185,693
  PHS Group P.L.C.                                                                    692,231         1,032,627
 *Phytopharm P.L.C.                                                                    56,696           169,741
  Pillar Property P.L.C.                                                              173,398         1,832,306
  Pittards P.L.C.                                                                      60,985            61,109
  Planit Holdings P.L.C.                                                              235,000           122,299
 *Plantation & General P.L.C.                                                          70,623            23,053
 *Plasmon P.L.C.                                                                      100,000           381,512
  Portmeirion Group P.L.C.                                                             22,856            66,319
  Porvair P.L.C.                                                                       62,000           128,460
 *PPL Therapeutics P.L.C.                                                              43,529             4,736
  Premier Farnell P.L.C.                                                               18,000            80,603
 *Premier Oil P.L.C.                                                                  105,748         1,063,639
 *Pressac P.L.C.                                                                       78,129            14,821
  Primary Health Properties P.L.C.                                                     23,784           106,117
 *Probus Estates P.L.C.                                                                83,333             1,247
 *Protherics P.L.C.                                                                   506,828           498,239
 *Provalis P.L.C.                                                                     375,538            50,612
  PSD Group P.L.C.                                                                     43,500           218,368
 *Psion P.L.C.                                                                        587,351           663,266
  PZ Cuzzons P.L.C.                                                                    30,398           613,382

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *QA P.L.C.                                                                           158,950   $        10,855
 *Quantica P.L.C.                                                                      50,736            51,700
 *Queens Moat Houses P.L.C.                                                           159,000            24,509
  Quintain Estates & Development
    P.L.C.                                                                            158,650         1,290,979
 *QXL Ricardo P.L.C.                                                                      130               790
  RAC P.L.C.                                                                          142,900         1,845,050
  Radamec Group P.L.C.                                                                 35,000            22,691
  Radstone Technology P.L.C.                                                           40,384           236,507
  Ransom (William) & Son P.L.C.                                                        30,000            26,716
 *Redbus Imterhouse P.L.C.                                                            206,250            34,275
  Redrow P.L.C.                                                                       212,951         1,394,811
 *Redstone P.L.C.                                                                     257,485            41,000
  Reed Health Group P.L.C.                                                            155,333           193,789
  Reg Vardy P.L.C.                                                                    103,597         1,049,405
  Regent Inns P.L.C.                                                                  162,667           129,427
 *Regus Group P.L.C.                                                                  369,979           421,025
  Reliance Security Group P.L.C.                                                       42,469           416,022
  Renishaw P.L.C.                                                                     150,501         1,414,095
  Renold P.L.C.                                                                       144,000           220,302
 *Retail Decisions P.L.C.                                                             381,092           119,962
  Ricardo P.L.C.                                                                      114,409           386,318
  Richmond Foods P.L.C.                                                                30,683           282,559
 *Richmond Oil & Gas P.L.C.                                                           220,000                 0
  RM P.L.C.                                                                           119,174           273,658
 *RMS Communications P.L.C.                                                            15,000                 0
 *Robert Walters P.L.C.                                                               111,051           251,541
  Robert Wiseman Dairies P.L.C.                                                       151,416           630,108
  ROK property solutions P.L.C.                                                        58,166           370,505
  Rotork P.L.C.                                                                       185,440         1,330,308
  Roxboro Group P.L.C.                                                                 55,682           339,784
 *Royal Doulton P.L.C.                                                                428,749            55,913
  Royalblue Group P.L.C.                                                               47,200           441,331
  RPC Group P.L.C.                                                                    116,100           402,976
  RPS Group P.L.C.                                                                    257,158           609,429
  Rugby Estates P.L.C.                                                                  9,100            45,891
  Rutland Trust P.L.C.                                                                174,255           112,974
  S & U P.L.C.                                                                         21,140           195,069
 *Safeland P.L.C.                                                                      25,000            23,802
  Salvesen (Christian) P.L.C.                                                         334,415           350,852
  Sanctuary Group P.L.C.                                                              444,589           398,156
  Savills P.L.C.                                                                      104,000           864,094
 *Scapa Group P.L.C.                                                                  163,581            93,025
 *Scipher P.L.C.                                                                       34,563             1,348
  Scottish & Newcastle P.L.C.                                                          58,467           462,594
  Scottish Radio Holdings P.L.C.                                                       61,989         1,023,070
  SCS Upholstery P.L.C.                                                                29,000           128,258
 *SDL P.L.C.                                                                           84,032           186,354
  Secure Trust Group P.L.C.                                                            27,118           184,786
  Securicor P.L.C.                                                                    664,050         1,542,572
  Senior P.L.C.                                                                       396,524           281,977
  Serco Group P.L.C.                                                                  233,359           905,662
 *Servicepower Technologies P.L.C.                                                    150,000            99,731
  Severfield-Rowan P.L.C.                                                              26,211           186,050
 *SFI Group P.L.C.                                                                     26,713            15,018
  Shaftesbury P.L.C.                                                                  171,500           819,984
  Shanks & McEwan Group P.L.C.                                                        311,671           668,066
  Shiloh P.L.C.                                                                        14,500            41,687
  SHL Group P.L.C.                                                                     61,310           130,495
 *ShopRite Group P.L.C.                                                               204,780            45,493
 *Shore Capital Group P.L.C.                                                          344,465           178,036
  SIG P.L.C.                                                                          157,030         1,173,303
 *Simon Group P.L.C.                                                                  348,089   $       307,619
  Sinclair (William) Holdings P.L.C.                                                   53,000            71,075
  Singer & Friedlander Group P.L.C.                                                   222,438           945,017
  Sirdar P.L.C.                                                                        41,600            29,517
 *Skyepharma P.L.C.                                                                   877,889         1,028,483
  Smart (J.) & Co. (Contractors)
    P.L.C.                                                                             22,500           193,818
 *Smart Approach Group P.L.C.                                                         251,985             4,570
  SMG P.L.C.                                                                          477,407         1,019,327
  Smith (David S.) Holdings P.L.C.                                                    499,595         1,470,623
  Smith (James) Estates P.L.C.                                                         17,524           118,380
  Smith (W.H.) P.L.C.                                                                 125,843           723,640
 *Soco International P.L.C.                                                            95,932           529,166
  Somerfield P.L.C.                                                                   601,400         1,699,809
 *Sondex P.L.C.                                                                        89,293           309,648
  South Staffordshire Group P.L.C.                                                     21,600           283,994
  Southampton Leisure Holdings
    P.L.C.                                                                             19,615            19,097
  Spectris P.L.C.                                                                     166,081         1,509,998
  Speedy Hire P.L.C.                                                                   56,892           439,807
  Spirax-Sarco Engineering P.L.C.                                                     106,811         1,096,140
 *Spirent P.L.C.                                                                    1,320,275         1,661,130
 *Sportech P.L.C.                                                                     435,000            98,670
  Spring Group P.L.C.                                                                 299,583           633,829
 *Springwood P.L.C.                                                                    37,500             2,380
  SSL International P.L.C.                                                            244,270         1,240,702
  St. Ives P.L.C.                                                                     133,269           900,229
  St. Modwen Properties P.L.C.                                                        170,893           898,787
  Staffware P.L.C.                                                                     16,613           245,064
  Stanelco P.L.C.                                                                   1,012,741            82,876
  Stanley (Charles) Group P.L.C.                                                       86,800           332,926
  Stanley Leisure Organisation P.L.C.                                                 226,209         1,717,828
 *Sterling Publishing Group P.L.C.                                                     75,298            15,159
  Stylo P.L.C.                                                                         64,096            57,607
 *Superscape P.L.C.                                                                   162,101           101,208
 *Surfcontrol P.L.C.                                                                   42,400           472,822
  Swallowfield P.L.C.                                                                  15,000            21,116
  Sygen International P.L.C.                                                          492,975           338,985
  Synstar P.L.C.                                                                      216,206           290,109
  T&F Informa Group P.L.C.                                                            355,029         2,611,638
 *T. Clarke P.L.C.                                                                     16,213           150,144
 *Tadpole Technology P.L.C.                                                           314,463            89,743
 *Tandem Group P.L.C.                                                                 327,365                 0
  Tarsus Group P.L.C.                                                                  52,677            88,016
  Taylor Nelson AGB P.L.C.                                                            109,000           415,267
  TBI P.L.C.                                                                          957,475         1,160,288
  Ted Baker P.L.C.                                                                     65,455           495,868
 *Telecity P.L.C.                                                                     277,126            56,645
  Telecom Plus P.L.C.                                                                  80,656           404,014
 *Telecommunications Group P.L.C.                                                      45,958               621
  Telemetrix P.L.C.                                                                   165,708           496,183
 *Telspec P.L.C.                                                                       25,000             5,702
 *Terence Chapman Group P.L.C.                                                         62,500               360
  Tex Holdings P.L.C.                                                                  14,000            42,617
  The Big Food Group P.L.C.                                                           522,159           977,864
 *The Innovation Group P.L.C.                                                         940,000           560,894
  The Malcolm Group P.L.C.                                                            109,377           174,422
 *The Peacock Group P.L.C.                                                            148,732           701,594
 *The Television Corp. P.L.C.                                                          81,937           127,277
 *The Wireless Group P.L.C.                                                           136,530           227,635
 *Theratase P.L.C.                                                                     46,347            34,657
  Thorntons P.L.C.                                                                    158,000           474,887

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Thorpe (F.W.) P.L.C.                                                                 24,000   $       102,522
 *Thus Group P.L.C.                                                                 1,697,000           805,346
  Tibbett & Britten Group P.L.C.                                                       86,123         1,060,885
  Tinsley (Eliza) Group P.L.C.                                                         19,844             9,370
 *Toad Group P.L.C.                                                                    85,507            28,168
  Topps Tiles P.L.C.                                                                  348,450         1,142,023
  Tops Estates P.L.C.                                                                  78,906           476,543
 *Torotrak P.L.C.                                                                     134,282           151,496
 *Tottenham Hotspur P.L.C.                                                            150,000            79,763
  Town Centre Securities (New) P.L.C.                                                 142,137           658,194
  Trace Computers P.L.C.                                                               33,552            48,501
 *Trafficmaster P.L.C.                                                                180,062           295,169
  Transport Development Group P.L.C.                                                  108,182           411,806
  Treatt P.L.C.                                                                         9,957            36,114
  Trifast P.L.C.                                                                      135,388           191,437
  Trio Holdings P.L.C.                                                                 50,000            21,537
  TT Electronics P.L.C.                                                               214,820           668,424
 *TTP Communications P.L.C.                                                           295,493           359,570
  Tullow Oil P.L.C.                                                                   500,218         1,117,710
  U.K. Coal P.L.C.                                                                    194,549           550,799
  UCM Group P.L.C.                                                                     41,980            59,386
  Ulster Television, Ltd.                                                             115,602           886,797
  Ultra Electronics Holdings P.L.C.                                                    86,645           980,947
  Ultraframe P.L.C.                                                                   150,958           347,094
  Umeco P.L.C.                                                                         43,150           282,279
  Uniq P.L.C.                                                                         152,986           450,847
  Unite Group P.L.C.                                                                  144,289           519,553
  Universal Salvage P.L.C.                                                             14,255            16,475
 *Vanco P.L.C.                                                                        102,919           463,010
 *Vega Group P.L.C.                                                                    32,300            96,295
 *Venture Production P.L.C.                                                           141,335           516,674
 *Vernalis P.L.C.                                                                     225,579           227,752
 *Vert (Jacques) P.L.C.                                                                45,000            13,962
  Victoria P.L.C.                                                                      12,000            74,342
  Victrex P.L.C.                                                                      136,254           886,035
  Vislink P.L.C.                                                                      103,960            50,579
  Vitec Group P.L.C.                                                                   56,752           358,556
 *Volex Group P.L.C.                                                                   58,801           159,461
  VP P.L.C.                                                                            83,100           204,255
  VT Group P.L.C.                                                                     229,432         1,104,377
  Wagon P.L.C.                                                                         65,292           230,974
 *Walker Greenbank P.L.C.                                                              53,105            12,761
  Warner Estate Holdings P.L.C.                                                        81,254           741,884
 *Waterdorm P.L.C.                                                                    105,000                 0
  Waterman P.L.C.                                                                      74,473           101,344
  Watermark Group P.L.C.                                                               68,660           171,791
  Weir Group P.L.C.                                                                   264,251         1,389,674
  Wellington Holdings P.L.C.                                                           22,566            52,177
  Wembley P.L.C.                                                                       36,926           568,115
  Westbury P.L.C.                                                                     202,522         1,591,077
 *Weston Medical Group P.L.C.                                                          50,200             2,276
  Wetherspoon (J.D.) P.L.C.                                                           264,451         1,379,069
  Whatman P.L.C.                                                                      241,935           893,787
  White Young Green P.L.C.                                                             74,666           273,421
  Whitehead Mann Group P.L.C.                                                          95,000           431,132
  Whittard of Chelsea P.L.C.                                                           30,000           114,721
 *Wiggins Group P.L.C.                                                              1,148,266           136,916
  Wilmington Group P.L.C.                                                              98,523           189,897
  Wilshaw P.L.C.                                                                      198,409            44,077
  Wilson Bowden P.L.C.                                                                  7,000           133,506
  Wincanton P.L.C.                                                                    147,600           638,129
  Windsor P.L.C.                                                                       50,000            37,364
  Wintrust P.L.C.                                                                      22,500   $       212,432
  Wolverhampton & Dudley Breweries
    P.L.C.                                                                             94,028         1,484,447
  Wood Group (John) P.L.C.                                                            739,316         1,747,102
  Woolworths Group P.L.C.                                                           1,865,047         1,560,814
 *Workplace Systems International
    P.L.C.                                                                            129,945            30,688
 *Worthington Group P.L.C.                                                            102,653             5,352
  WSP Group P.L.C.                                                                     90,000           353,161
  Wyevale Garden Centres P.L.C.                                                        74,407           475,311
  Wyndeham Press Group P.L.C.                                                          73,066           173,716
 *XAAR P.L.C.                                                                          66,357           112,732
  XANSA P.L.C.                                                                        481,962           717,664
 *Xenova Group P.L.C.                                                                 436,931            87,529
 *XKO Group P.L.C.                                                                     30,304            47,141
  Yates Group P.L.C.                                                                   76,263           194,756
 *Yorkshire Group P.L.C.                                                               82,504             8,603
  Young & Co's Brewery P.L.C.                                                          10,000           159,438
  Young & Co's Brewery P.L.C. Class A                                                   5,234           106,544
  Yule Catto & Co. P.L.C.                                                             229,986         1,156,361
  Zotefoams P.L.C.                                                                     62,000            79,044
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $227,946,287)                                                                             301,837,260
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (3.8%)
 *British Pound Sterling
    (Cost $12,502,814)                                                                               12,525,263
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 09/30/04                                                      1,000                 0
 *Letter of Entitlements -
    Audemars Piguet                                                                    90,242                 0
 *Planestation Group P.L.C.
    Warrants 01/13/11                                                                 229,653             5,831
 *Xenova Group P.L.C. Contingent
    Rights 08/14/11                                                                    94,500                 0
 *Xenova Group P.L.C.
    Warrants 12/31/08                                                                  56,991             4,263
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
    (Cost $4,781)                                                                                        10,094
                                                                                                ---------------
TOTAL -- UNITED KINGDOM
    (Cost $240,453,882)                                                                             314,372,617
                                                                                                ---------------

                                                                                    FACE
                                                                                   AMOUNT
                                                                              ---------------
                                                                                   (000)
TEMPORARY CASH
  INVESTMENTS -- (4.2%)
 Repurchase Agreement, PNC Capital Markets, Inc. 1.28%, 07/01/04
   (Collateralized by $13,927,000 FHLMC Notes 1.85%, 11/17/05, valued at
   $13,961,818) to be repurchased at $13,755,489
     (Cost $13,755,000)                                                       $        13,755        13,755,000
                                                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
     (Cost $254,208,882)++                                                                      $   328,127,617
                                                                                                ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
++   The cost for federal income tax purposes is $254,220,015.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
FRANCE -- (12.9%)
COMMON STOCKS -- (12.9%)
  Affine                                                                                1,400   $       110,663
  Ales Groupe SA                                                                        2,216           104,829
  Algeco SA                                                                             3,326           384,965
*#Alstom SA                                                                           177,212           199,370
  Altedia SA                                                                            2,800            56,321
 *Alten SA                                                                             21,372           392,778
 *Altran Technologies SA                                                               82,633         1,034,701
  Apem SA                                                                               1,000            62,104
  April Group SA                                                                       31,201           618,279
  Ares (Groupe) SA                                                                      5,500            33,313
  Arkopharma                                                                            6,240           379,601
 *Assystem Brime SA                                                                     7,580           147,277
  Aubay SA                                                                              5,774            25,492
  Audika SA                                                                             1,900           122,579
 *Baccarat SA                                                                           1,090           114,504
  Bacou-Dalloz                                                                          6,287           467,317
  Bains de Mer et du Cercle des
    Etrangers a Monaco                                                                  4,615         1,502,961
  Banque Tarneaud SA                                                                    1,000           174,237
 #Beneteau SA                                                                          13,527           870,758
 *Bigben Interactive                                                                    2,100             9,997
  Boiron SA                                                                            16,659           447,015
  Boizel Chanoine Champagne SA                                                            600            32,924
 #Bonduelle SA                                                                          6,723           639,246
  Bongrain SA                                                                          13,083           909,180
  Bricorama SA                                                                          3,379           196,363
  Brioche Pasquier SA                                                                   2,888           192,059
  Buffalo Grill SA                                                                      1,028            15,055
*#Bull SA                                                                             379,800           167,063
  Burelle SA                                                                            4,030           449,146
 *Business Objects SA                                                                  16,500           373,774
 *BVRP SA                                                                               2,900            39,540
  Camaieu SA                                                                            4,988           445,988
 *Cap Gemini SA                                                                         3,066           124,057
 *Carbone Lorraine                                                                     33,245         1,379,714
  Cegedim SA                                                                            6,902           532,521
  CEGID SA                                                                             18,000           592,380
  CFCAL-Banque                                                                            840           293,616
  CFF Recycling                                                                        84,608         1,363,931
  Cie Financiere Pour La Location
    D'Immeubles Industriels &
    Commerciaux Sa                                                                      6,400           319,527
  Clarins SA                                                                            7,332           478,321
*#Club Mediterranee SA                                                                 15,665           741,573
  Consortium International de
    Diffusion et de Representation
    Sante                                                                                 600             8,240
  Crometal SA                                                                           1,100            64,364
 *CS Communication et Systemes                                                          4,983           136,672
 *Damartex SA                                                                          22,900           665,983
 *Dane-Elec Memory SA                                                                  11,400            39,790
  Delachaux SA                                                                          1,300           163,471
  Deveaux SA                                                                            1,040           103,999
  Didot-Bottin                                                                          1,620           195,225
 *DMC (Dollfus Mieg et Cie)                                                             9,630            64,861
  Dynaction SA                                                                         10,660   $       216,281
  Eiffage SA                                                                            7,650           631,429
  Electricite de Strasbourg                                                            23,784         3,074,877
  Elior                                                                               104,108           985,476
  Esso SA                                                                               3,200           437,502
  Etam Developpement SA                                                                 7,300           329,335
  Euler-Hermes SA                                                                      12,758           691,280
 *Eurafrance                                                                           43,296         2,821,656
 *Euraltech SA                                                                         11,700            22,761
*#Euro Disney SCA                                                                     797,643           390,151
  Evialis SA                                                                            1,200            43,896
  Exel Industries SA                                                                    1,800           115,989
 *Explosifs et de Produits Chimiques                                                      524           145,295
 #Faurecia SA                                                                           6,500           448,491
  Fimalac SA                                                                          111,143         4,455,143
  Fininfo SA                                                                            9,760           268,656
  Fleury Michon SA                                                                      3,100           153,377
  Fonciere Lyonnaise SA                                                                 9,596           444,267
  France-Africaine de Recherches
    Petrolieres (Francarep)                                                             4,250           559,164
  Francois Freres (Tonnellerie) SA                                                      3,150            79,733
 *Gantois Series A                                                                        647            34,611
  Gascogne SA                                                                           6,472           558,031
 #Gaumont                                                                              14,607           960,691
 *GCI (Groupe Chatellier
    Industrie SA)                                                                       7,258               883
*#Generale de Geophysique SA                                                           20,770         1,273,993
  Generale de Sante                                                                    32,259           463,808
  Generale Location SA                                                                  9,000           220,679
 *Geodis SA                                                                             4,379           339,026
  Gespac System                                                                         1,100            18,603
  Gevelot                                                                               3,584           228,699
  GFI Informatique SA                                                                  26,700           186,967
 #Gifi                                                                                  4,678           288,554
 *Ginger (Groupe Ingenierie Europe)                                                     2,600            51,292
  Grands Moulins de Strasbourg                                                            110            56,343
  Groupe Bourbon SA                                                                     6,347           696,713
  Groupe Crit                                                                           6,900           162,445
 *Groupe Flo SA                                                                        11,900            66,395
 *Groupe Focal SA                                                                       1,400            12,341
  Groupe Go Sport SA                                                                    2,207           155,867
  Groupe Guillin SA                                                                     1,200            97,817
  Groupe Open SA                                                                        6,000            73,478
  Groupe Steria                                                                        14,365           501,620
  Guerbet SA                                                                            1,700           122,295
 *Guitel                                                                                  116               550
  Guyenne et Gascogne SA                                                               26,000         3,001,994
  Havas SA                                                                             62,300           325,893
 *Hotels et Casinos de Deauville                                                        2,055         1,062,747
 #Hyparlo SA                                                                            5,514           282,198
  IDSUD                                                                                   614            18,306
 *IMS International Metal Service SA                                                   12,630            99,619
  Industrielle et Financiere
    d'Entreprise SA                                                                       300            50,752
*#Infogrames Entertainment SA                                                          83,638           232,041
 #Ingenico SA                                                                          61,820         1,140,103
 *Ioltech SA                                                                              500            47,709

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Ipsos SA                                                                              5,776   $       651,004
  Kaufman et Broad SA                                                                   7,722           307,146
  Lafuma SA                                                                               810            59,210
  Laurent-Perrier                                                                       3,100           107,945
  Lectra Systemes SA                                                                   23,092           181,075
  Lisi SA                                                                               7,827           397,979
  Manitou SA                                                                           11,092         1,231,232
  Manutan International SA                                                              4,700           220,129
  Marionnaud Parfumeries
    Retails Perfumes                                                                   11,209           381,940
 *Matussiere et Forest SA                                                              13,600            47,985
 *Metaleurop SA                                                                        35,449            23,290
  MGI Coutier SA                                                                        1,400            52,825
 *Montupet SA                                                                          32,450           721,853
  Mr. Bricolage SA                                                                      6,600           217,321
 *MRM                                                                                   1,424            16,005
  Neopost SA                                                                            7,200           426,957
  Nexans                                                                               15,136           564,719
  Norbert Dentressangle                                                                 8,372           439,961
  Nord Est SA                                                                          21,507         1,046,867
*#Oberthur Card Systems SA                                                             53,640           429,120
 *Oeneo                                                                                31,265           131,547
 *Otor SA                                                                              13,700            59,224
  Parcours SA                                                                           5,300            32,058
  Passat SA                                                                             2,400            46,469
 *Penauille Polyservices SA                                                            10,200           136,341
  Petit Forestier SA                                                                    3,043           114,901
 #Pierre & Vacances                                                                     6,635           591,296
  Pinguely-Haulotte SA                                                                 25,000           187,341
  Plastic Omnium SA                                                                    15,423           768,907
  Plastivaloire SA                                                                      1,700            46,927
  Prosodie SA                                                                           4,500           125,030
  PSB Industries SA                                                                     1,240           158,563
 *Radiall SA                                                                            1,340           106,887
  Robertet SA                                                                           1,076           132,594
  Rodriguez Group SA                                                                    9,687           507,861
  Rougier SA                                                                            2,040           151,638
 *S.T. Dupont SA                                                                        3,800            19,432
  Sabeton                                                                              13,500           190,124
  Samse SA                                                                              4,400           506,684
  Sasa Industries SA                                                                    1,000            25,572
 *Saveurs de France-Brossard                                                              900            22,998
*#Scor SA                                                                             524,279           819,243
  SDR de Bretagne SA                                                                    1,314            39,995
  SEB SA Prime Fidelite 2002                                                            3,300           394,681
  Sechilienne-Sidec                                                                     2,200           388,912
  Securidev SA                                                                          1,500            21,517
  Selectibail                                                                          29,286           966,831
  Signaux Girod SA                                                                        600            31,405
  SILIC (Societe Immobiliere de
    Location pour L'industrie et
    le Commerce)                                                                       15,009         1,038,766
  Skis Rossignol SA                                                                    41,668           683,889
  Smoby SA                                                                                500            50,677
  Societe du Louvre SA                                                                 14,513         1,383,560
 *Societe Francais des Papiers Peints                                                     400             4,597
  Societe Industrielle D'Aviations
    Latecoere SA                                                                        3,700           124,284
  Societe Pour L'Informatique
    Industrielle SA                                                                     1,800            68,337
  Solving International SA                                                              2,100            19,789
  Somfy Interational SA                                                                22,900         4,271,243
  Sopra SA                                                                              7,618   $       357,610
 #SR Teleperformance                                                                   90,928         2,161,212
  Stallergenes SA                                                                       1,949           107,265
  Ste Virbac SA                                                                         7,637           262,997
  Stef-Tfe SA                                                                           2,032           199,911
  Sucriere de Pithiviers-le-Vieil                                                       1,825         1,215,964
 *Sylis SA                                                                              4,700            34,877
  Synergie SA                                                                           8,000           220,652
  Taittinger SA                                                                        12,700         2,706,244
 *Teisseire France SA                                                                     700            66,456
 *Tessi SA                                                                              1,700            68,154
  Touax (Touage Investissement SA)                                                     10,378           214,846
  Toupargel-Agrigel SA                                                                  6,200           170,146
  Trigano SA                                                                            7,953           426,452
*#Ubi Soft Entertainment SA                                                            10,800           262,081
  Unilog SA                                                                             9,747           522,923
 #Vallourec (Usines a Tubes de
    Lorraine Escaut et Vallourec
    Reunies)                                                                           31,700         3,115,948
 *Valtech, La Defense                                                                  48,000            52,320
  Viel et Compagnie                                                                    44,339           222,596
 #Vilmorin et Cie SA                                                                    2,349           399,850
  VM Materiaux SA                                                                         300            38,787
  Vranken Monopole                                                                      2,800           108,275
  ZODIAC SA                                                                            14,964           510,694
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $48,590,319)                                                                               82,476,409
                                                                                                ---------------
  RIGHTS/WARRANTS -- (0.0%)
 *Ales Groupe SA Warrants
    03/23/09                                                                              316             2,115
 *Ginger (Groupe Ingenierie Europe)
    Warrants 09/30/05                                                                   2,600                 0
 *Groupe Open Warrants 10/21/06                                                         1,000               718
 *Oeneo Warrants 08/26/06                                                              14,365             6,309
 *Prosodie SA Warrants 10/28/06                                                           900               675
 *Ubi Soft Entertainment SA Warrants
    05/14/06                                                                            4,100             1,700
 *Valtech, La Defense Warrants
    07/29/05                                                                           20,000               973
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
    (Cost $1,815)                                                                                        12,489
                                                                                                ---------------
TOTAL -- FRANCE
    (Cost $48,592,134)                                                                               82,488,898
                                                                                                ---------------
GERMANY -- (11.6%)
COMMON STOCKS -- (11.6%)
  A.S. Creation Tapeton AG                                                              2,900            66,037
 #Aareal Bank AG                                                                       46,391         1,645,156
 *Acg AG Fuer Chipkarten und
    Informationssysteme                                                                15,400            33,185
  Ackermann-Goeggingen AG                                                               8,100           171,930
  AC-Service AG                                                                         4,300            31,270
 *Adva AG Optical Networking                                                           39,883           267,835
 *Agrob AG                                                                              5,800            58,753
 *Aigner (Etienne) AG                                                                     600           102,794
*#Aixtron AG                                                                           74,124           551,656
  Amadeus Fire AG                                                                       4,900            30,898
  Andreae-Noris Zahn AG, Anzag                                                         27,200           963,180
 *Articon Integralis AG                                                                 7,900            34,580
  Atoss Software AG                                                                     3,700            46,565
 *Augusta Technologie AG                                                               11,750            18,777

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 #Ava Allgemeine Handelsgesellschaft
  der Verbraucher AG                                                                   35,814   $     1,441,098
 #AWD Holding AG                                                                       52,932         1,811,349
 *Baader Wertpapier
    Handelsbank AG                                                                     19,026           118,373
  Balda AG                                                                             40,277           345,518
 *Basler AG                                                                             3,200            56,247
 #Beate Uhse AG                                                                        56,241           754,216
  Bechtle AG                                                                           25,498           428,412
 *Berliner Elektro Holding AG                                                          17,611           163,392
  Bertrandt AG                                                                          9,850           160,602
  Beru AG                                                                              14,051         1,082,418
  Beta Systems Software AG                                                              2,850            54,042
  Bien-Haus AG                                                                          2,400            33,536
 #Bilfinger & Berger Bau AG                                                            44,787         1,551,976
 *Biolitec AG                                                                           8,000            35,187
 *Biotest AG                                                                            2,400            37,138
 *BKN International AG                                                                 17,600            84,025
 *BMP AG                                                                               10,600            34,820
  Boewe Systec AG                                                                       7,866           393,716
 *Borussia Dortmund GMBH &
    Co. KGAA                                                                           21,650            75,760
 *Bremer Energiekonto AG                                                               14,700            28,876
 *CBB Holding AG                                                                      102,602             6,117
 *Ce Consumer Electrnic AG                                                             21,600            45,636
 *Ceag AG                                                                              20,670           208,281
 *Cenit AG Systemhaus                                                                   3,500            51,842
 *Centrotec
    Hochleistungskunststoffe AG                                                         7,500           136,186
  Cewe Color Holding AG                                                                 7,073           152,329
  Comdirect Bank AG                                                                   120,666         1,052,687
 *Computec Media AG                                                                     4,650            30,887
  Computerlinks AG                                                                      5,700            84,809
 *Condomi AG                                                                            1,800             3,917
 *CTS Eventim AG                                                                       14,800           251,239
  Curanum AG                                                                           21,500            49,212
 *D. Logistics AG                                                                      37,750            76,121
*#DAB Bank AG                                                                          70,271           506,853
 *Data Modul AG                                                                         3,194            61,042
 *DEAG Deutsche Entertainment AG                                                       10,500            33,070
 #Deutsche Euroshop AG                                                                 18,927           831,633
 *Deutsche Steinzeug Cremer &
    Breuer AG                                                                          87,200            88,611
 *Deutz AG                                                                             96,790           417,085
 *Dierig Holding AG                                                                    10,500           158,607
  Dis Deutscher Industrie Service AG                                                   18,524           555,217
 *Dom-Braugerei AG                                                                      1,100            43,276
  Douglas Holding AG                                                                   43,825         1,268,293
 *Dr. Scheller Cosmetics AG                                                             4,000            16,102
 *Drillisch AG                                                                         28,287            97,505
*#Duerr Beteiligungs AG                                                                17,593           419,202
  DVB Bank AG                                                                           7,124           879,082
 *Eckert and Ziegler Strahlen - und
    Medizintechnik AG                                                                   3,000            32,271
 *Elexis AG                                                                             8,600            61,602
  Elmos Semiconductor AG                                                               23,218           368,950
  ElreingKlinger AG                                                                     1,500           182,270
*#Em.TV AG                                                                             18,773            54,588
 *Emprise Management
    Consulting AG                                                                       8,950            18,110
 *Epcos AG                                                                             55,500         1,169,311
  Erlus Baustoffwerke AG                                                                  297           128,787
 *Escada AG                                                                            20,520   $       363,972
 *Eurobike AG                                                                           1,700               345
 *Evotec Biosystems AG                                                                 42,707           206,100
  Feilmann AG                                                                          29,181         1,881,277
 #FJA AG                                                                                9,889           117,822
  Fortec Elektronik AG                                                                  1,400            40,006
 *Freenet.De AG                                                                        16,800         1,454,459
  Fuchs Petrolub AG Oel & Chemie                                                        6,693           480,928
  GFK AG                                                                               37,903         1,312,199
 *Gft Technologies AG                                                                  22,600            51,085
 *GPC Biotech AG                                                                       23,900           346,502
  Grenkeleasing AG                                                                     15,958           639,948
  Gwag Bayerische Wohnungs-
    Aktiengesellschaft AG                                                               3,383           152,652
  Hamborner AG                                                                         21,000           591,185
  Hawesko Holdings AG                                                                   4,300           120,213
 *Herlitz AG                                                                            6,962            26,495
  Hochtief AG                                                                          34,000           809,815
 *Hoeft & Wessel AG                                                                     6,100            24,216
  Hucke AG                                                                              8,300            36,536
 #Hugo Boss AG                                                                         25,100           544,742
  Hutschenreuther AG                                                                    2,800            32,613
 *I-D Media AG                                                                          9,700            20,700
 *IFA Hotel & Touristik AG                                                              7,000            60,819
 *IM International Media AG                                                            19,800            18,188
*#Innovation in Traffic Systems AG                                                     12,300            48,907
  Interseroh AG                                                                        11,845           175,441
*#Intershop Deutschland AG                                                              7,955            15,075
 *Intertainment AG                                                                      8,500            43,895
 *Isra Vision Systems AG                                                                3,650            57,250
 #IVG Immobilien AG                                                                   143,237         1,722,945
 #Iwka AG                                                                              26,613           631,810
*#Jenoptik AG                                                                          67,265           731,872
  K & S Aktiengesellschaft AG                                                         129,500         4,417,723
  Kampa-Haus AG                                                                        10,375            79,613
  Keramag Keramische Werke AG                                                          13,000           761,907
 *Kloeckner-Werke AG                                                                   53,211           649,513
 *Kontron AG                                                                           53,965           453,406
  Krones AG                                                                            10,180         1,052,396
  KSB AG                                                                                2,387           506,884
  KWS Kleinwanzlebener
    Saatzucht AG                                                                        1,650         1,211,891
 *Leica Camera AG                                                                       4,400            27,982
 #Leifheit AG                                                                          12,500           393,736
 #Leoni AG                                                                             25,000         1,295,869
 *Loewe AG                                                                              7,100            52,109
  LPKF Laser & Electronics AG                                                           9,000            45,178
  Masterflex AG                                                                         4,400           160,102
 *Maternus-Kliniken AG, Bad
    Oyenhausen                                                                          2,400             2,466
 *Maxdata AG                                                                           32,897           151,624
 *Mediclin AG                                                                          30,850            52,565
 *Medigene AG                                                                           8,600            77,608
 *Mensch und Maschine
    Software AG                                                                        10,700            52,097
 *Morphosys AG                                                                          4,800           137,562
 *Mosaic Software AG                                                                    5,200            14,917
  Muehlabauer Holdings AG &
    Co. KGAA                                                                            7,423           247,021
 *MVS Miete Vertrieb Service AG                                                        13,050            27,465
  MVV Energie AG                                                                       58,291           953,148
 *MWG Biotech AG                                                                       30,700            47,684

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Nemetschek AG                                                                         7,400   $        62,502
 *Neschen AG                                                                            5,800            32,143
 *Norddeutsche Affinerie AG                                                            37,449           515,543
  Norddeutsche Steingutfabrik AG                                                        5,960            37,706
  Novasoft AG                                                                          18,550            63,580
 *November AG                                                                           5,400            31,047
 *Ohb Teledata                                                                         12,650           108,110
 *Pandatel AG                                                                           5,700            20,105
 *Parsytec AG                                                                          11,900            48,878
  PC-Ware Information
    Technologies AG                                                                     5,100            53,834
 *Personal & Informatik AG                                                              5,900            53,831
  Pfeiffer Vacuum Technology AG                                                         8,250           336,005
 *Pfleiderer AG                                                                        51,351           480,199
 *Phoenix AG, Hamburg                                                                  37,500           718,634
 *Plambeck Neue Energien AG                                                            19,350            51,518
 *Plenum AG                                                                             9,300            26,112
 *Primacom AG                                                                          15,200            27,130
 *Produkte und Syteme der
    Informationstechnologie AG                                                         10,300            43,355
  Progress-Werk Oberkirch AG                                                            5,000           189,521
  Puma AG                                                                               5,700         1,454,878
 *PVATepla AG                                                                          15,550            36,300
*#Qs Communications AG                                                                124,164           588,576
  Rational AG                                                                          15,083           983,770
 *Realtech AG                                                                           3,650            23,066
  Renk AG                                                                              19,400           694,245
  Repower Systems AG                                                                    5,000           110,715
  Rheinmetall Berlin AG                                                                45,000         1,866,623
  Rhoen Klinikum AG                                                                    24,107         1,341,014
 *Rinol AG                                                                              5,900            16,708
 *Rohwedder AG                                                                          4,860            36,226
 *Ruecker AG                                                                            7,800            35,491
 #Salzgitter AG                                                                        85,948         1,033,668
  Sartorius AG                                                                         11,252           195,443
  Schlott Sebaldus AG                                                                   7,440           190,633
  Schwarz Pharma AG                                                                    30,101           930,978
  Sektkellerei Schloss
    Wachenheim AG                                                                      15,120           137,356
 *Senator Entertainment AG                                                              9,800             3,148
 *SGL Carbon AG                                                                        57,758           541,354
*#Singulus Technologies AG                                                             36,100           726,144
  Sinner AG, Karlsruhe                                                                  4,160            66,041
 #Sixt AG                                                                              19,433           321,293
 *Sm Wirtschaftsberatungs AG                                                            3,350            32,438
 *Software AG                                                                          34,296           964,346
 #Stada Arzneimittel AG                                                                25,093         1,053,931
  Stahl (R.) AG                                                                         6,300            58,077
 *Steag Hamtech AG                                                                     35,473           143,978
 *Stoehr & Co. AG                                                                      16,000            65,596
 *Strabag AG                                                                            4,840           331,175
  Stratec Biomedical Systems AG                                                         3,200            55,611
  Stuttgarter Hofbraeu AG                                                              18,000           610,376
  Sued-Chemie AG                                                                       29,146         1,030,516
*#Suess Microtec AG                                                                    17,785           166,437
  Syskoplan AG                                                                          3,300            26,300
 *Syzygy AG                                                                            18,000            96,800
  Takkt AG                                                                             87,707           719,665
 *Techem AG                                                                            29,076           748,928
  Technotrans AG                                                                        6,450            98,711
 *Telegate AG                                                                          20,500           284,049
 *Teles AG Informationstechnologien                                                    26,657           315,230
  Textilgruppe Hof AG                                                                  12,170   $        80,139
 *TFG Venture Capital AG &
    Co. KGAA                                                                            8,800            25,860
*#Tomorrow Focus AG                                                                    42,650           143,941
 *TTL Information Technology AG                                                         6,400            29,576
 *TV Loonland AG                                                                        7,000            17,205
 *Umweltkontor Renewable
    Energy AG                                                                          14,100            14,158
  United Internet AG                                                                   79,458         2,235,965
 *USU Software AG                                                                      16,850            70,358
 *Utimaco Safeware AG                                                                  12,200            53,567
 *Value Management &
    Research AG                                                                         7,650            21,536
 *VBH (Vereinigter Baubeschlag-
    Handel) AG                                                                          9,415            32,415
 *Vereinigte Deutsche Nickel-
    Werke AG                                                                           12,150            13,389
  VK Muehlen AG                                                                         1,312           121,173
  Vossloh AG                                                                           21,469         1,033,145
  Wanderer-Werke AG                                                                     7,903           235,152
 *WCM Beteiligungs AG                                                                 346,726           483,322
 *Westag and Getalit AG, Rheda-
    Wiedenbrueck                                                                        7,000            67,313
  Wuerttembergische
    Lebensversicherung AG                                                              11,330           223,833
  Wuerttembergische
    Metallwarenfabrik AG                                                               30,330           518,090
  Wuerzburger Hofbraeu AG                                                                 133            63,707
  Zapf Creation AG                                                                      7,500           176,555
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $58,656,709)                                                                               74,582,507
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
*#Em.TV AG Options 04/18/06                                                            18,773             6,167
*#Em.TV AG Options 04/18/08                                                            18,773             7,994
  Leoni AG Rights 07/09/04                                                             25,000            72,999
 *Mensch und Maschine Software AG
    Rights 07/08/04                                                                     5,350                 0
 *VBH Holdings AG Rights                                                                9,415                 0
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
    (Cost $61,194)                                                                                       87,160
                                                                                                ---------------
TOTAL -- GERMANY
    (Cost $58,717,903)                                                                               74,669,667
                                                                                                ---------------
SWITZERLAND -- (8.9%)
COMMON STOCKS -- (8.8%)
 *A. Hiestad Holding AG                                                                   190           108,454
 *Accu Holding AG Registered Shares                                                        60             6,707
 *Actelion, Ltd.                                                                        4,400           506,480
  AFG Arbonia-Forster Holding AG                                                        2,610           402,735
 *Agie Charmilles Holding AG                                                            3,000           233,150
  Allreal Holding AG                                                                    4,357           358,333
  Also Holding AG                                                                         268            73,430
 *Amazys Holding AG                                                                     1,183            43,472
 *Ascom Holding AG                                                                     22,120           265,900
  Bachem AG                                                                             3,659           209,310
  Bank Coop AG                                                                         29,405         1,220,904
 #Bank Sarasin & Cie Series B, Basel                                                      304           466,760
 *Banque Cantonale de Geneve                                                            1,344           197,684
  Banque Cantonale du Jura                                                                450            86,854
  Banque Cantonale Vaudoise                                                               600            55,145

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Banque Privee Edmond de
    Rothschild SA, Geneve                                                                 120   $     1,342,602
  Barry Callebaut AG                                                                    3,526           829,336
  Basellandschaftliche Kantonalbank                                                       600           386,634
  Basler Kantonalbank                                                                   5,250           385,823
  Batigroup Holding AG                                                                  2,902            30,166
  Belimo Holdings                                                                         330           159,706
 *Berna Biotech                                                                        18,727           154,134
  Berner Kantonalbank                                                                   4,815           573,865
  BHB Beteiligungs und
    Finanzgesellschaft                                                                    150             5,259
  Bobst Group SA                                                                       18,200           588,082
  Bossard Holding AG                                                                    6,350           381,424
  Bucher Industries AG,
    Niederweningen                                                                      3,355           594,381
  BVZ (Brig Visp Zermatt)
    Holding AG                                                                            370            73,858
 #Caisse d'Epargne Cantonale
    Vaudoise, Lausanne                                                                    697           584,592
  Calida Holding AG                                                                       396           100,622
 *Carlo Gavazzi Holding AG                                                                910            66,802
  Charles Voegele Holding AG                                                            3,960           164,314
  Cie Financiere Tradition                                                              5,202           457,087
 *Clair Finanz Holding AG                                                               1,320           526,988
 #Conzzeta Holdings AG                                                                  1,415         1,273,301
 *Crossair AG, Basel                                                                   13,517           106,045
  Daetwyler Holding AG, Atldorf                                                           348           711,803
 #Edipresse SA, Lausanne                                                                  694           377,559
  EGL (Elektrizitaets-Gesellschaft
    Laufenberg) AG, Laufenberg                                                          6,141         4,087,978
  Eichhof Holding AG                                                                      188           146,461
  Energie Electrique du Simplon SA                                                        350            43,150
  Energiedienst Holding AG                                                              8,265         2,571,346
  Escor Casino & Entertainment AG                                                         744            16,975
 *Feintol International Holding AG                                                        254            50,739
 *Fischer (Georg) AG, Schaffhausen                                                      1,822           422,682
 *Flughafen Zuerich AG                                                                  2,810           242,560
 *Forbo Holding AG, Eglisau                                                             1,100           284,988
  Fuchs Petrolub AG Oel & Chemie
    Non-Voting                                                                          6,003           411,393
 #Galenica Holding, Ltd. AG, Bern                                                       4,290           645,846
  Geberit AG                                                                              870           581,516
 *Generale d'Affichage, Geneve                                                            337           193,619
  Generali (Switzerland) Holdings,
    Adliswil                                                                            1,670           281,993
 *Golay-Buchel Holding SA,
    Lausanne                                                                               40            30,342
  Gornergrat Monte Rasa-Bahnen
    Zermatt                                                                                70            46,484
 #Gurit-Heberlein AG                                                                    1,125         1,005,918
  Helvetia Patria Holding                                                               4,331           766,596
 *HPI Holding SA                                                                        6,000             7,684
  Industrieholding Cham AG, Cham                                                          864           183,378
 *Interroll-Holding SA                                                                    320            37,985
 #Jelmoli Holding AG                                                                    1,521         2,060,670
 #Jelmoli Holding AG, Zuerich (Namen)                                                   2,835           772,568
  Kaba Holding AG                                                                       2,040           422,175
  Kardex AG, Zuerich                                                                    8,245           217,732
 *Komax Holding AG                                                                      1,411           107,243
 *Kudelski SA                                                                          13,000           375,357
  Kuoni Reisen Holding AG                                                               1,470           632,907
 *Leica Geosystems Holdings AG                                                          1,057           220,224
 *Lem Holdings AG, Lyss                                                                   270   $        45,270
 #Luzerner Kantonalbank AG                                                              5,000           798,125
 *Maag Holding AG, Zuerich                                                                922           118,472
 *Micronas Semi                                                                        12,202           556,740
 *Mikron Holding AG, Biel                                                               2,652            31,867
 *Mobilezone Holding AG                                                                13,349            44,719
 *Moevenpick-Holding, Zuerich                                                           1,320           302,914
  Nobel Biocare Holding AG                                                             45,460         7,123,630
  Orell Fussli Graphische Betriebe Ag,
    Zuerich                                                                             2,400           270,805
  Oz Holding AG                                                                         4,400           284,306
 *Parco Industriale e Immobiliare SA                                                      600             1,677
  Phoenix Mecano AG, Stein
    am Rhein                                                                            2,749           827,301
 #Phonak Holding AG                                                                    29,137           907,882
  PSP Swiss Property AG                                                                35,198         1,278,018
  Publicitas Holding SA, Lausanne                                                       1,535           486,099
 #Rieters Holdings AG                                                                   2,626           697,786
  Roche Holding AG Genusschein                                                            800            79,381
  SAIA-Burgess Electronics AG                                                             274           131,329
  Sarna Kunststoff Holding AG                                                           1,760           170,179
 *Saurer AG                                                                             7,843           401,912
 *Schaffner Holding AG                                                                    300            46,303
 *Schweiter Technology AG                                                                 649           126,947
  Schweizerhall Holding AG, Basel                                                         140           211,595
 #Schweizerische National
    Versicherungs Gesellschaft                                                            692           345,092
  Scintilla AG                                                                            170           142,638
  SIA Abrasives Holding AG                                                                337            63,291
 #Siegfried Holding AG                                                                  8,560         1,066,820
  Sig Holding AG                                                                        3,300           598,169
 *Sihl                                                                                    150               359
*#Sika Finanz AG, Baar                                                                  1,185           652,678
 #Sopracenerina                                                                         2,409           384,984
 #St. Galler Kantonalbank                                                               3,636           760,757
  Sulzer AG, Winterthur                                                                 1,637           466,465
 *Swiss Prime Site AG                                                                   2,212           466,122
 *Swisslog Holding AG                                                                  17,025            17,586
 *Tamedia AG                                                                            5,300           475,024
 #Tecan Group AG                                                                        5,859           250,601
 *Temenos Group AG                                                                     35,359           324,546
 *UMS Schweizerische Metallwerke
    Holding AG, Bern                                                                    2,560            36,236
 #Unaxis Holding AG                                                                     2,013           227,514
  Unilabs SA                                                                            2,700            56,980
*#Valiant Holding AG                                                                    9,978           824,378
  Valora Holding AG                                                                     2,097           483,161
  Vaudoise Assurances Holding,
    Lausanne                                                                               45            75,541
  Villars Holding SA, Fribourg                                                            150            35,942
*#Von Roll Holding AG, Gerlafingen                                                     46,048            46,027
  Vontobel Holdings AG                                                                 44,250           890,148
  Walliser Kantonalbank                                                                   150            38,083
 *Wmh Walter Meier Holding Ag,
    Zuerich                                                                             1,000            49,610
  Zehnder Holding AG                                                                      193           202,239
  Zschokke Holding SA, Geneve                                                             230           105,393
 *Zueblin Holding AG                                                                   13,393           100,856
 #Zuger Kantonalbank                                                                      590         1,342,680
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $30,890,769)                                                                               56,451,391
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
PREFERRED STOCKS -- (0.1%)
Fuchs Petrolub AG Oel & Chemie
    (Cost $252,505)                                                                     6,003   $       427,433
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
    (Cost $4,775)                                                                                         4,769
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Accu Holding AG Rights 05/28/04
    (Cost $7,757)                                                                          60             1,916
                                                                                                ---------------
TOTAL -- SWITZERLAND
    (Cost $31,155,806)                                                                               56,885,509
                                                                                                ---------------
ITALY -- (7.7%)
COMMON STOCKS -- (7.7%)
  Acea SpA                                                                            163,000         1,325,560
  Acegas SpA                                                                           31,875           244,983
 *Actelios SpA                                                                         25,801           203,521
  Aem Torino SpA                                                                      450,627           864,885
  Aeroporto de Firenze SpA                                                              6,000            68,423
*#Alitalia Linee Aeree Italiane
    SpA Series A                                                                    3,706,002         1,061,773
  Amplifon SpA                                                                         18,242           651,013
 *Auschem SpA (In Liquidation)                                                         82,000                 0
  Azienda Mediterranea Gas e
    Acqua SpA                                                                         360,014           564,345
 #Banca Ifis SpA                                                                       19,351           219,203
 #Banca Intermobiliare di
    Investimenti e Gestoni SpA                                                        132,998           936,602
  Banca Monte Dei Paschi di
    Siena SpA                                                                         229,515           736,294
  Banca Popolare Dell'etruria e
    Del Lazio Scrl                                                                     23,918           518,258
  Banca Profilo SpA                                                                   114,243           253,292
  Banco di Desio e della Brianza SpA                                                  109,105           635,922
  Banco Piccolo Valellinese
    Scarl SpA                                                                          56,071           576,282
 *Bastogi SpA                                                                       1,183,000           189,362
 *Beghelli SpA                                                                        142,000           107,748
  Beni Stabili SpA, Roma                                                            1,309,500           988,542
  Biesse SpA                                                                           17,100            47,434
 *Binda SpA                                                                         1,299,375                 0
  Bonifica dei Terreni Ferraresi e per
    Imprese Agricole Roma                                                               9,675           179,448
  Bremba SpA                                                                           74,782           537,354
 *Brioschi Finanziaria SpA, Milano                                                    373,400           114,451
  Buzzi Unicem SpA                                                                     94,100         1,211,494
  Caltagirone Editore SpA                                                             132,868         1,051,464
 #Caltagirone SpA                                                                     178,399         1,134,434
  CAMFIN (Cam Finanziaria)                                                             36,527            84,007
  Carraro SpA                                                                          34,400           127,747
  Cementir Cementerie del
    Tirreno SpA                                                                       249,704           876,889
  CIR SpA (Cie Industriale Riunite),
    Torino                                                                            591,100         1,247,915
 *Cirio Finanziaria SpA                                                               175,000            37,047
  Class Editore SpA                                                                    83,868           188,609
*#CMI SpA                                                                              64,502           270,910
 *Coats Cucirini SpA                                                                   30,000            35,122
 *Compagnia Immobiliare Azionaria                                                      44,000             7,238
  Credito Artigiano SpA                                                               114,446           426,358
 #Cremonini SpA                                                                       135,428           262,957
 *CSP International Industria
    Calze SpA                                                                          10,000   $        16,326
  Danieli & C.Officine
    Meccaniche SpA                                                                     66,500           305,532
 *Dataconsyst C.G.S. SpA, Monza                                                           220                 0
  Davide Campari - Milano SpA                                                          27,599         1,365,983
  De Longhi SpA                                                                       139,386           606,801
 *Del Favero SpA                                                                       86,000                 0
*#Ducati Motor Holding SpA                                                            129,900           182,299
  Emak SpA                                                                             27,000           133,225
  Erg SpA                                                                             173,330         1,144,269
  Ergo Previdenza SpA                                                                  95,165           487,443
  Esprinet SpA                                                                          3,700           110,639
 *Finarte Casa d'Aste SpA (Milano)                                                     56,266            63,726
 *Finarte Partecipazioni Pro
    Arte SpA                                                                          242,693            35,773
*#Finmatica SpA                                                                        35,900           120,496
 *FMC (Fabbrica Milanese
    Condutorri SpA)                                                                    25,000                 0
 *Fochi (Filippo) SpA                                                                 216,000                 0
 *Fornara Societa Finanziaria e
    di Partecipazioni SpA                                                             310,000                 0
  Gabetti Holding SpA                                                                  55,000           123,966
  Gefran SpA                                                                           11,000            51,344
  Gemina SpA                                                                          331,283           351,345
 *Gerolimich SpA (In Liquidation)                                                     297,400                 0
  Gewiss SpA                                                                          221,700         1,141,012
 *Giovanni Crespi SpA                                                                  49,200            37,710
  Grandi Navi Veloci SpA                                                               53,833           148,094
 #Granitifiandre SpA                                                                   33,237           268,730
 *Grassetto SpA                                                                       279,125                 0
 *Gruppo Ceramiche Ricchetti SpA                                                      164,000            60,366
  I Grandi Viaggi SpA                                                                  28,100            26,738
*#Immobiliare Lombardia SpA                                                           425,000            82,924
 #Immsi SpA                                                                           287,000           523,265
 #Impregilo SpA                                                                       592,300           336,049
  Industria Macchine
    Automatique SpA                                                                    33,671           451,475
 *Industria Romagnola Conduttori
    Elettrici SpA                                                                      17,500            56,906
  Industrie Zignago S
    Margherita SpA                                                                     52,000           849,992
  Interpump Group SpA                                                                  75,402           411,395
  ITALJOLLY (Cia Italiana dei
    Jolly Hotels SpA)                                                                  34,500           218,995
  Italmobiliare SpA, Milano                                                            20,975         1,002,173
 *Juventus Footbal Club SpA                                                            98,000           188,010
  La Doria SpA                                                                         22,000            62,003
 *Lavorwash SpA                                                                        10,000            21,635
  Linificio and Canapificio
    Nazionale SpA                                                                      22,000            69,970
  Maffei SpA                                                                           52,500           104,291
 *Mandelli SpA                                                                         41,000                 0
  Manifattura Lane Gaetano Marzotto &
    Figli SpA                                                                         138,000         1,748,653
 *Marcolin SpA                                                                         35,100            48,990
  Mariella Burani Fashion Group SpA                                                    26,077           238,342
  Meliorbanca SpA                                                                      90,667           387,619
  Merloni Elettrodomestici SpA                                                        155,000         2,762,571
  Milano Assicurazioni SpA                                                            266,700         1,060,596
  Mirato SpA                                                                           12,000            89,299
 *Monrif SpA                                                                          150,000           132,694

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Montefibre SpA                                                                      143,130   $        38,329
  Navigazione Montanari SpA                                                           110,917           251,515
 *Necchi SpA                                                                          164,250            14,188
 *Negri Bossi SpA                                                                      13,700            38,215
 *NGP SpA                                                                              17,891             7,618
  Olidata SpA                                                                          20,000            25,440
 *Opengate Group SpA                                                                    4,000             9,295
 *Pagnossin SpA                                                                         9,000             8,563
 *Perlier SpA                                                                         100,700            23,875
  Permasteelisa SpA                                                                    24,470           422,353
  Pininfarina SpA                                                                      31,285           864,274
  Pirelli & C.Real Estate SpA                                                           9,600           360,026
  Poligrafici Editoriale SpA                                                          132,000           266,351
 *Premafin Finanziaria SpA Holding
    di Partecipazioni, Roma                                                           342,051           437,986
  Premuda SpA                                                                          50,800           108,111
 *Ratti SpA                                                                            31,768            19,027
  Recordati Industria Chimica e
    Farmaceutica SpA                                                                   58,644         1,112,203
*#Reno de Medici SpA, Milano                                                          332,210           276,669
 *Richard-Ginori 1735 SpA                                                             128,000            86,376
  Risanamento Napoli SpA                                                              255,850           464,214
 *Rodriquez SpA                                                                        41,250                 0
 *Roncadin SpA                                                                         81,400            47,646
  Sabaf SpA                                                                             9,200           176,452
  SAES Getters SpA                                                                     14,750           256,130
  SAI SpA (Sta Assicuratrice
    Industriale), Torino                                                               32,500           725,534
 *Schiapparelli 1824 SpA, Milano                                                      166,200            30,149
 *Sirti SpA                                                                            29,967            70,228
  SISA (Societa Imballaggi Speciali
    Asti SpA)                                                                          65,000           160,620
  SMI STA Metallurgica Italiana SpA                                                   565,280           113,636
*#SNIA SpA                                                                            227,590            70,027
 #Societe Cattolica di Assicurazoni
    Scarl SpA                                                                          27,170         1,100,819
  Sogefi SpA                                                                          182,500           761,002
  Sol SpA                                                                              81,830           360,992
 *SOPAF (Societa Partecipazioni
    Finanziarie SpA)                                                                   85,000            17,249
 *Sorin SpA                                                                           341,385           880,533
  Stefanel SpA                                                                         54,400           116,819
  Targetti Sankey SpA                                                                  14,500            60,830
 *Tecnodiffusione Italia SpA                                                            3,332             8,108
  Terme Demaniali di Acqui SpA                                                        532,000           296,271
  Tod's Group SpA                                                                      30,476         1,033,010
 *Trevi-Finanziaria Industriale SpA                                                    52,400            67,401
 *Tripcovich (D.) & Co. SpA
    Navigazione Rimorchi e
    Salvataggi Trieste                                                                113,898                 0
 *Unione Manifatture SpA
    (In Liquidation)                                                                  156,000                 0
 *Unipar (Unione Nazionale di
    Participazione SpA)
    (In Liquidation)                                                                  539,000                 0
 *Vemer Siber Group SpA                                                                46,000            38,286
 *Viaggi del Ventaglio SpA                                                             23,000            33,931
  Vianini Industria SpA                                                                52,520           162,787
  Vianini Lavori SpA                                                                  180,752         1,176,810
  Vittoria Assicurazioni SpA                                                           51,500           343,015
  Zucchi (Vincenzo) SpA                                                               144,350           670,041
TOTAL COMMON STOCKS
    (Cost $41,532,842)                                                                          $    49,229,496
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Tecnodiffusione Italia SpA
  Warrants 11/15/04
    (Cost $0)                                                                           1,332               129
                                                                                                ---------------
TOTAL -- ITALY
    (Cost $41,532,842)                                                                               49,229,625
                                                                                                ---------------
SWEDEN -- (6.8%)
COMMON STOCKS -- (6.8%)
 *Active Biotech AB                                                                    38,640           236,981
  Addtech AB Series B                                                                  22,300           124,583
  Alfa Laval AB                                                                        18,600           296,651
 *Alfaskop AB                                                                           3,200               340
  Angpannefoereningen AB Series B                                                      10,800           196,322
*#Anoto Group AB                                                                      134,833           260,980
  Axfood AB                                                                            73,400         1,893,871
*#Axis AB                                                                              76,994           149,056
 *B & N Bylock & Nordsjoefrakt AB
    Series B                                                                           41,800            89,709
  Beiger Electronics AB                                                                11,700           105,174
  Beijer AB Series B                                                                   11,700           153,095
  Beijer Alma AB Series B                                                              10,400           148,567
  Bergman & Beving AB Series B                                                         36,200           272,771
  Biacore International AB                                                             11,150           252,166
  Bilia AB Series A                                                                   116,725         1,454,923
  Billerud AB                                                                          58,700           962,569
 *Boliden AB                                                                          197,400           719,595
 *Bong Ljungdahl AB                                                                     9,000            41,975
 *Boras Waefveri AB Series B                                                            8,600            38,439
 *Boss Media AB                                                                        63,200           171,740
*#Bostads AB Drott                                                                     21,350           426,549
 *Capio AB                                                                             78,700           765,036
  Capona AB                                                                            25,400           226,508
  Carbo AB                                                                             37,100           927,691
  Castellum AB                                                                         43,600         1,050,138
  Cloetta AB Series B                                                                  22,250           518,776
  Concordia Maritime AB Series B                                                       37,300            91,091
 *Connecta AB                                                                             250               209
 *Consilium AB Series B                                                                 4,300            17,495
 *Consilum AB Series B Issue 04                                                           946             3,849
  D. Carnegie & Co. AB                                                                 74,000           706,022
  Digital Illusions AB Series A                                                         7,800            77,989
 *Doro Telefoni AB Series A                                                             2,900             3,551
 *Drott Series AB                                                                      89,700         1,170,435
 *Duroc AB Series B                                                                     2,700             5,899
 *Elekta AB                                                                            28,600           634,640
*#Enea Data AB Series B                                                               440,000           178,230
  Eniro AB                                                                            154,000         1,180,377
 *Expanda AB                                                                            6,547            30,564
  Fagerhult AB                                                                         14,100           169,307
 *Fagerlid Industrier AB                                                                8,600                 0
 *Finnveden AB                                                                         57,000           507,692
 #Framfab AB Issue 04                                                                 966,000            73,886
 *Frontec AB Series B                                                                  50,800            42,433
  Getinge AB                                                                          176,604         2,094,156
  Geveko AB Series B                                                                    8,300           182,436
 *Glocalnet AB                                                                        187,500            67,024
  Gorthon Lines AB Series B                                                            41,800           100,210
  Gunnebo AB                                                                           50,000           566,923
  Haldex AB                                                                            39,000           619,451

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Heba Fastighets AB Series B                                                          13,500   $       165,474
  Hexagon AB Series B                                                                   3,572           120,406
 #Hiq International AB                                                                 41,889            87,325
  HL Display AB Series B                                                                6,000            95,193
  Hoganas AB Series B                                                                  38,200           939,699
*#IBS AB Series B                                                                      83,200           147,509
 *Industrial & Financial Systems AB
    Series B                                                                           59,300            85,707
 *Industrifoervaltnings AB Skandigen                                                   63,975           191,095
 *Intentia International AB Series B                                                  149,420           181,459
 *Intrum Justitia AB                                                                  115,700           678,978
  Karlshamns AB                                                                        23,800           275,292
  Kinnevik Industrifoervaltnings AB
    Series B                                                                           44,400         1,458,705
 *Klippans Finpappersbruk AB                                                            5,800            15,575
  Klovern AB                                                                           53,276           111,037
  Kungsleden AB                                                                        17,600           485,242
  Lagercrantz Group AB Series B                                                        23,800            69,609
 *LB Icon AB                                                                           14,530            73,022
  Lindex AB                                                                            16,100           418,061
  Ljungberg Gruppen AB Series B                                                         3,800            52,867
*#Lundin Petroleum AB                                                                 322,400         1,722,075
 *Mandator AB                                                                          20,520             2,414
  Meda AB Series A                                                                      9,725           271,757
 *Medivir Series B                                                                     10,650           150,440
 *Micronic Laser Systems AB                                                            42,600           313,558
 *Modern Times Group AB Series B                                                       48,700           943,880
  Naerkes Elektriska AB Series B                                                        4,250            50,184
 #NCC AB Series B                                                                     118,100         1,109,153
  Nefab AB Series B                                                                     5,100           107,591
 *Net Insight AB Series B                                                             199,000            50,571
  New Wave Group AB Series B                                                           10,400           275,812
 #Nibe Industrier AB                                                                   22,800           426,211
  Nolato AB Series B                                                                   42,840           309,095
  Observer AB                                                                         137,856           519,075
  OEM International AB Series B                                                         7,100            90,471
 *OMHEX AB                                                                             78,100           942,462
  Orc Software AB                                                                      16,500           148,711
 *Ortivus AB                                                                           11,507            43,680
 *Partnertech AB                                                                        9,800            68,028
  PEAB AB Series B                                                                    105,200           663,596
 *Pergo AB                                                                             43,300            97,324
  Poolia AB Series B                                                                   18,150            69,805
 *Prevas AB Series B                                                                   16,000            32,611
*#Pricer AB Series B                                                                  431,500            75,804
 *Proact It Group AB                                                                   15,000            46,124
 *Proffice AB                                                                          72,800           183,065
  Profilgruppen AB                                                                      4,000            31,710
  Protect Data AB                                                                       6,500            47,339
 *PyroSequencing AB                                                                    51,940            65,892
  Q-Med AB                                                                             34,000           825,983
 *Readsoft AB Series B                                                                 17,800            26,207
  Rottneros Bruk AB                                                                   366,600           486,261
  Salus Ansvar AB Series B                                                             12,900            33,015
  Sardus AB                                                                            11,200           170,792
 *Scribona AB Series A                                                                 40,100            74,526
 *Scribona AB Series B                                                                 46,300            92,622
 *Semcon AB                                                                            18,300            69,405
 *Sigma AB Series B                                                                    25,800            16,631
  Skistar AB                                                                           21,000           260,152
 *Song Networks Holding AB                                                             43,845           310,836
  SSAB Swedish Steel Series A                                                          60,300         1,021,751
  SSAB Swedish Steel Series B                                                          17,100   $       279,274
  Sweco AB Series B                                                                    23,450           313,228
*#Switchcore AB                                                                       154,820            74,796
 *Teleca AB Series B                                                                   69,200           374,088
*#Telelogic AB                                                                        196,200           341,675
 *Ticket Travel Group AB                                                               15,152            25,109
  Trelleborg AB Series B                                                               75,400         1,307,032
  TV 4 AB Series A                                                                     22,200           368,279
 *VBG AB Series B                                                                         271             3,809
 #Wallenstam Byggnads AB Series B                                                      16,700           465,021
 *Wedins Norden AB Series B                                                           280,000            65,442
 *Westergyllen AB Series B                                                              4,300            41,764
  Whilborg Fastigheter AB Class B                                                      69,960           924,995
  Wilh. Sonesson AB Series A                                                            4,160            12,702
  Wilh. Sonesson AB Series B                                                            4,160            13,466
  WM-Data AB Series B                                                                 437,600           988,674
  Xponcard Group AB                                                                     2,800            48,164
                                                                                                ---------------
TOTAL COMMON STOCKS
TOTAL -- SWEDEN
    (Cost $31,380,694)                                                                               43,554,469
                                                                                                ---------------
NETHERLANDS -- (5.5%)
COMMON STOCKS -- (5.5%)
  Aalberts Industries NV                                                               25,910           776,812
  Accell Group NV                                                                       5,260           182,542
 *AFC Ajax NV                                                                          10,787           110,492
 *Air France                                                                           27,280           466,322
  Airspray NV                                                                           3,800            92,976
  AM NV                                                                                75,747           710,565
  Arcadis NV                                                                           14,000           191,825
 *ASM International NV                                                                 40,484           841,692
 *Atag Group NV                                                                         4,630             1,634
  Athlon Groep NV                                                                      34,250           710,066
  Batenburg Beheer NV                                                                   3,000           116,466
 *Begemann Groep NV                                                                    11,909            45,271
 *Begemann Groep NV Series B                                                           13,451             9,325
  Beter Bed Holding NV                                                                  4,900            65,509
  Boskalis Westminster NV                                                              51,300         1,328,963
  Brunel International NV                                                              12,000           105,605
  Buhrmann NV                                                                         110,719         1,103,954
  Copaco NV                                                                             7,000            30,280
 *Crucell NV                                                                           26,050           216,523
 #Draka Holding NV                                                                     14,287           271,114
 *Econosto NV                                                                          17,305            32,165
  Eriks Group NV                                                                        9,483           401,218
  Exact Holding NV                                                                     19,764           513,799
 #Fornix Biosciences NV                                                                 2,611            40,080
 *Fox Kids Europe NV                                                                   66,840           835,319
  Gamma Holding NV                                                                     15,705           648,783
  Gemeenschappeljk Bezit Crown
    van Gelder NV                                                                      12,000           209,520
*#Getronics NV                                                                        331,423           915,061
  Grolsche NV                                                                          32,100           957,390
  Grontmij NV                                                                           2,053            79,370
*#Hagemeyer NV                                                                        339,750           724,532
  Heijmans NV                                                                          18,173           428,283
  ICT Automatisering NV                                                                 5,800            74,598
 #Imtech NV                                                                            28,645           785,645
 *Ispat International NV                                                               84,322         1,259,522
  Kas Bank NV                                                                          42,888           794,213
 *Kendrion NV                                                                          21,454            56,596
  Koninklijke Bam NV                                                                   25,037           730,320

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Koninklijke Frans Maas Groep NV                                                      12,349   $       501,252
  Koninklijke Nedlloyd NV                                                              33,528         1,148,280
  Koninklijke Ten Cate NV                                                              11,531           631,635
  Koninklijke Vendex KBB NV                                                            76,204         1,425,728
  Koninklijke Vopak NV                                                                 50,371           831,258
 *Laurus NV                                                                           464,928           617,541
  MacIntosh NV                                                                         15,590           455,782
 *Maverix Capital NV                                                                    1,500            69,349
  Nederlandsche Apparatenfabriek                                                       14,000           384,980
  New Skies Satellites NV                                                              94,650           740,163
  NH Hoteles                                                                           21,703           232,632
  Nutreco Holding NV                                                                   27,519           909,191
  NV Holdingsmij de Telegraaf                                                          42,524           950,386
  Oce NV                                                                               60,200           976,758
  Opg Groep NV Series A                                                                10,100           541,335
*#Petroplus International NV                                                           22,363           213,629
  Pinkroccade NV                                                                       16,914           200,308
  Randstad Holdings NV                                                                 42,700         1,175,088
  Reesink NV                                                                            2,050           137,108
  Roto Smeets de Boer NV                                                                2,640           110,645
  Rubber Cultuur Maatschappij
    Amsterdam NV                                                                       40,800           146,197
 *Samas-Groep NV, Zaandam                                                              24,184           168,375
 *Semiconductor Industries NV                                                          21,900           120,270
  Sligro Food Group Beheer                                                             15,046           479,718
  Smit Internationale NV                                                               20,578           682,838
 *SNT Groep NV                                                                          9,400           147,853
  Stern Groep NV                                                                        1,236            44,123
  Stork NV                                                                             26,745           625,755
 *Textielgroep Twenthe NV                                                               1,000             3,042
 *Tulip Computers NV                                                                   53,860            15,768
  Twentsche Kabel Holding NV                                                           18,244           540,226
  United Services Group NV                                                             18,374           300,384
  Univar NV                                                                             7,050           122,951
*#Van Der Mollen Holding NV                                                            57,660           423,450
  Vedior NV                                                                            74,880         1,095,304
 *Versatel Telecom International NV                                                   376,079           736,070
 *Wegener Arcade NV                                                                    70,830           680,217
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $21,760,378)                                                                               35,449,939
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Air France Warrants 11/06/07
    (Cost $19,048)                                                                     24,800            30,776
                                                                                                ---------------
TOTAL -- NETHERLANDS
    (Cost $21,779,426)                                                                               35,480,715
                                                                                                ---------------
GREECE -- (5.1%)
COMMON STOCKS -- (5.1%)
 *A. Cambas Holding &
    Real Estate S.A.                                                                   36,750           106,072
 *Aegek S.A.                                                                           99,835           102,630
 *Agrotiki Insurance S.A.                                                              34,455            97,804
  Aktor Technical Co. S.A.                                                            163,650           750,677
  Alco Hellas ABEE S.A.                                                                38,730            61,579
 *Alfa Alfa Energy S.A.                                                                 3,810            18,646
  Alfa-Beta Vassilopoulos S.A.                                                         15,172           282,995
 *Alisida S.A.                                                                          2,160             6,253
 *Allatini Industrial & Commercial Co.                                                 15,370            23,055
 *Alte Technological Co. S.A.                                                          85,048            44,823
 *Altec Information & Communication
    Systems S.A.                                                                       80,278            45,224
  Alumil Milonas S.A.                                                                  27,516            86,314
 *Aluminum of Attica S.A.                                                             104,982            57,997
  Anek Lines S.A.                                                                      60,821   $        86,066
  Arcadia Metal Industry
    C. Rokas S.A.                                                                      22,389           124,761
  AS Co. S.A.                                                                          25,370            40,290
 *Aspis Bank                                                                           45,604           142,397
 *Aspis Pronia General
    Insurance S.A.                                                                     48,640            45,193
 *Astir Palace Vouliagmenis S.A.                                                       58,560           356,867
  Athens Medical Center S.A.                                                          104,974           160,431
  Athens Water Supply &
    Sewage Co. S.A.                                                                    53,245           341,794
  Atlantic Super Market S.A.                                                           13,640            22,466
  Attica Enterprises S.A. Holdings                                                    138,964           481,649
  Attica Publications S.A.                                                             16,674            94,532
 *Atti-Kat S.A.                                                                        88,984            58,812
  Autohellas S.A.                                                                      44,980           154,514
  Babis Vovos S.A.                                                                     50,982           997,099
 *Balafas Construction Holdings S.A.                                                   15,200             8,928
  Bank of Attica S.A.                                                                 115,721           545,540
  Bank of Greece                                                                        7,296           774,707
  Bank of Piraeus S.A.                                                                163,829         1,917,395
  Benrubi S.A.                                                                         11,121           180,070
  Betanet S.A.                                                                         11,220            55,002
 *Bitros Holdings S.A.                                                                 19,302            64,549
 *Byte Computers S.A.                                                                  17,230            45,181
  Chipita S.A.                                                                         46,325           126,160
  Commercial Bank of Greece                                                             1,960            51,180
 *Compucon Computer
    Applications S.A.                                                                  11,260             9,226
  Computer Peripherals
    International S.A.                                                                  9,110            13,919
  Cyclon Hellas S.A.                                                                   18,131            20,869
 *Daios Plastics S.A.                                                                  16,350           105,238
 *Delta Holdings S.A.                                                                  33,747           236,421
 *Dionic S.A.                                                                          12,948            11,237
 *Domiki Krittis S.A.                                                                  17,730            36,950
  Edrasi Psalllidas Technical Co. S.A.                                                 31,108            31,867
  Egnatia Bank S.A.                                                                   117,107           348,541
  El. D. Mouzakis S.A.                                                                 31,653            41,336
  Elais Oleaginous Production S.A.                                                     16,707           336,066
 *Elbisco Holding S.A.                                                                 56,000           248,273
  Elektrak S.A.                                                                        14,040            35,725
  Elektroniki of Athens S.A.                                                           21,560            64,800
  Elgeka S.A.                                                                          18,590            96,064
  Elmec Sport S.A.                                                                     64,256           193,992
 *Elton S.A.                                                                           18,640            94,952
  Ethniki General Insurance Co. S.A.                                                  118,768           430,941
 *Etma Rayon S.A.                                                                      11,242             9,746
 *Euro Reliance General Insurance                                                      14,830            29,411
  Eurodrip S.A.                                                                        11,620            75,279
  Euromedica S.A.                                                                      33,300            77,995
 *Europaiki Techniki                                                                   32,750             9,221
  Everest S.A.                                                                         30,730            81,650
  Evrofarma S.A.                                                                        9,500            17,177
  F.G. Europe SA Common
    Registered Shares                                                                   4,536            21,344
 *Fanco S.A.                                                                           10,110             8,668
 *Forthnet S.A.                                                                        17,510           117,017
  Fourlis S.A.                                                                         64,420           377,839
  Frigoglass S.A.                                                                      49,990           213,701
  G.Polyhronos S.A.                                                                    10,580            18,989
  Galaxidi Fish S.A.                                                                   12,940             9,973

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  General Construction Co. S.A.                                                        34,649   $       220,679
  General Commercial & Industry                                                        24,060            22,058
 *General Hellenic Bank                                                                35,139           291,496
  Germanos S.A.                                                                        61,810         1,788,195
  Gnomon Construction S.A.                                                             39,937            10,735
  Goody's S.A.                                                                         17,740           291,858
  Halkor S.A.                                                                         121,226           272,297
  Hatziioannou S.A.                                                                    44,200           125,339
  Hellas Can Packaging
    Manufacturers S.A.                                                                 27,902           277,438
 *Hellenic Cables S.A.                                                                 26,908            33,842
  Hellenic Duty Free Shops S.A.                                                        80,020         1,527,335
  Hellenic Fabrics S.A.                                                                17,110            39,442
  Hellenic Sugar Industry S.A.                                                         35,750           155,571
  Hellenic Technodomiki S.A.                                                          136,556           583,279
  Heracles General Cement Co.                                                          93,293           819,549
  Hermes Real Estate S.A.                                                              23,136            76,381
 *Hippotour S.A.                                                                       12,155            16,469
  Hyatt Regency S.A.                                                                  130,260         1,341,300
 *Iaso S.A.                                                                            49,300           259,682
 *Iktinos Hellas S.A.                                                                   6,500            18,825
  Inform P. Lykos S.A.                                                                 20,610            66,394
 *Informatics S.A.                                                                     18,890             9,003
 *Intersat S.A.                                                                        19,392             8,258
  Intertech S.A.                                                                       12,236            38,726
  Intracom Constructions S.A.                                                          30,520            35,401
  Intracom S.A.                                                                       172,366           753,513
 *Ionian Hotel Enterprises                                                             16,754           191,478
 *J Boutaris & Son Holding S.A.                                                        28,150            34,812
  J&P-Avax S.A.                                                                       100,626           466,295
  Kalpinis Simos Steel Service Center                                                  12,432            42,503
 *Karelia Tobacco Co., Inc. S.A.                                                        2,160           157,703
  Kathimerini S.A.                                                                     21,240           125,906
  Katselis Sons S.A.                                                                   18,000            43,929
  Kego S.A.                                                                            21,670            32,332
 *Kekrops S.A.                                                                          2,244            40,349
 *Keramia-Allatini S.A. Industrielle
    Commerciale & Technique                                                            10,368             7,589
 *Klonatex Group S.A. Bearer Shares                                                    20,351            34,340
  Kordellou Brothers S.A.                                                              12,300            15,359
  Kotsovolos S.A.                                                                       2,872            18,054
 *Lambrakis Press S.A.                                                                107,586           382,719
 *Lampsa Hotel Co.                                                                     19,051           136,078
 *Lan-Net S.A.                                                                         19,045            33,830
 *Lavipharm S.A.                                                                       39,294            62,840
 *Lazarides Vineyards S.A.                                                             18,326            35,101
  Light Metals Industry                                                                37,502            95,694
 *Logic Dis S.A.                                                                       77,230            42,542
 *Loulis Mills S.A.                                                                    15,382            41,325
 *Mailis (M.J.) S.A.                                                                  101,594           353,629
 *Maritime Company of Lesvos S.A.                                                      30,753            17,685
 *Maxim Knitwear Factory C.M                                                           16,360            10,016
 *Medicon Hellas S.A.                                                                   2,600            18,103
  Mesochoritis Bros. Construction Co.                                                  23,700            11,886
  Metka S.A.                                                                           59,820           311,338
  Michaniki S.A.                                                                       98,065           207,360
  Minerva Knitwear                                                                      5,140            17,812
  Minoan Lines S.A.                                                                    77,309           199,667
 *MLS Multimedia S.A.                                                                   8,300            13,585
  Mochlos S.A.                                                                        101,679            49,660
  Motor Oil (Hellas) Corinth
    Refineries S.A.                                                                   152,870         1,402,159
  Mytilineos Holdings S.A.                                                             47,000           250,178
 *N. Levederis S.A.                                                                     8,355   $         5,734
  N.B.G. Real Estate Development Co.                                                  134,960           487,557
 *Naoussa Spinning Mills S.A.                                                          21,832            37,421
  Naytemporiki S.A.                                                                    26,080            50,453
 *Neorion-Syro's Shipyards S.A.                                                        27,210            64,134
  Nexans Hellas S.A.                                                                    3,003             9,611
  Nikas S.A.                                                                           25,287           150,034
  Notos Com.Holdings S.A.                                                              94,554           390,340
 *O. Daring Sain                                                                        7,760             1,990
  Pantechniki S.A.                                                                     50,460            84,486
 *Pegasus Publishing & Printing S.A.                                                   58,590           117,701
 *Persefs S.A. Health Care                                                             23,592            32,828
  Petros Petropoulos S.A.                                                               7,360            47,331
 *Petzetakis S.A.                                                                      22,560            50,793
 *Pilias S.A.                                                                         103,584            26,576
 *Pipeworks L. Girakian Profil S.A.                                                    11,730            15,097
  Piraeus Leasing                                                                       5,765            48,102
 *Prodeftiki Technical Co.                                                             32,257            16,996
 *Promota Hellas S.A.                                                                  26,580            21,494
  Rilken S.A.                                                                           1,982            19,404
 *Sanyo Hellas S.A.                                                                    59,251            73,073
  Sarantis S.A.                                                                        43,940           225,488
 *Sato S.A.                                                                            28,850            25,740
  Selected Textile Industry Assoc. S.A.                                                44,649            29,457
  Sfakianakis S.A.                                                                     13,390            51,860
 *Sheet Steel S.A.                                                                     25,850            11,376
 *Shelman Hellenic-Swiss Wood S.A.                                                     38,042            43,705
  Silver and Baryte Ores
    Mining Co. S.A.                                                                    34,961           218,546
 *Singular S.A.                                                                        54,600           136,131
  Spyroy Agricultural House S.A.                                                       22,258            24,262
 *Stabilton S.A.                                                                       27,530             2,680
  Strintzis Shipping Lines S.A.                                                       131,240           158,855
  Technical Olympic S.A.                                                              180,370           758,496
 *Technodomi M.Travlos Br. Com. &
    Constr. Co. S.A.                                                                   13,910             3,568
  Teletypos S.A. Mega Channel                                                          36,227           168,365
  Terna Tourist Technical &
    Maritime S.A.                                                                      63,180           463,617
  Themeliodomi S.A.                                                                    37,422            62,213
  Thrace Plastics Co. S.A.                                                             45,500            64,510
  Uncle Stathis S.A.                                                                   10,999            76,974
 *Unisystems S.A.                                                                      41,820            82,222
  Vardas S.A.                                                                          13,780            41,589
 *Varvaressos S.A. European
    Spinning Mills                                                                      7,200             9,748
  Veterin S.A.                                                                         18,984            39,574
  Viohalco S.A.                                                                       296,585         2,137,195
  Vioter S.A.                                                                          61,470            80,453
 *Vis Container Manufacturing Co.                                                       4,259            15,403
  Zampa S.A.                                                                              830            10,195
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $33,864,979)                                                                               32,664,376
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
  F.G. Europe SA Rights 07/29/04
    (Cost $0)                                                                           4,536                55
                                                                                                ---------------
PREFERRED STOCKS -- (0.0%)
 *Egnatia Bank S.A.
    (Cost $8,591)                                                                       3,196             8,270
                                                                                                ---------------
TOTAL -- GREECE
    (Cost $33,873,570)                                                                               32,672,701
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
FINLAND -- (5.0%)
COMMON STOCKS -- (5.0%)
  Alandsbanken AB Series B                                                              4,890   $       104,986
 *Aldata Solutions Oyj                                                                 64,735           130,317
  Alma Media Oyj                                                                       34,388           293,159
 *Amanda Capital Oyj                                                                  180,700            37,438
  Amer-Yhtymae Oyj Series A                                                            25,370         1,323,041
  Aspo P.L.C.                                                                           8,200           128,032
 #Aspocomp Group P.L.C.                                                                12,738           198,630
  Basware Oyj                                                                           7,050            69,593
 *Benefon Oy                                                                            1,900               487
 *Biotie Therapies Oyj                                                                 39,754            55,711
  Capman Oyj Series B                                                                  12,485            24,169
  Chips Corp. Series B                                                                 17,750           395,817
 #Comptel Oyj                                                                         149,541           359,733
  Efore Oy                                                                             12,920           108,604
  Elcoteq Network Corp.                                                                21,260           414,906
  Elektrobit Group Oyj                                                                663,597           388,707
 *Elisa Communications Corp.                                                           74,525           998,860
 *Eq Online Oyj                                                                        23,900            61,199
 *Evox Rifa Group Oyj                                                                  51,210             7,557
  Finnair Oyj                                                                         118,150           806,787
  Finnlines Oyj                                                                        30,280           876,331
  Fiskars Oy AB Series A                                                               41,270           511,060
*#F-Secure Oyj                                                                        140,928           255,921
  HK Ruokatalo Oy Series A                                                             19,620           154,972
  Honkarakenne Oy Series B                                                              3,030            25,536
  Huhtamaki Van Leer Oyj                                                              125,650         1,614,560
  Ilkka-Yhtyma Oyj                                                                      7,560            61,492
 *Incap Oyj                                                                            11,000            29,403
  J.W. Suominen Yhtyma Oy                                                              17,955           110,757
  Jaakko Poyry Group Oyj                                                               14,610           368,368
  KCI Konecranes International Oyj                                                     13,800           513,281
  Kemira Oyj                                                                          118,400         1,593,938
  Kesko Oyj                                                                            32,060           635,999
  Laennen Tehtaat Oy                                                                    5,870            97,572
  Lassila & Tikanoja Oyj                                                               16,990           548,362
 #Lemminkainen Oy                                                                      16,600           308,111
  Leo Longlife Oy                                                                       2,920            26,500
  Martela Oy                                                                              530             7,565
  Metsaemarkka Oyj Series B                                                               700             5,850
 #New Kyro Corp. Oyj                                                                   45,670           419,899
  Nokian Renkaat Oyj                                                                   12,180         1,188,200
  Nordic Aluminium Oy                                                                   1,900            20,860
 *Okmetic Oyj                                                                          16,204            50,494
  Okobank Class A                                                                     101,080         1,085,845
  Olvi Oyj Series A                                                                     3,320            51,000
  Orion-Yhtyma Oyj Series A                                                            20,590           532,726
  Orion-Yhtyma Oyj Series B                                                            30,460           782,517
  Outokumpu Oyj Series A                                                               21,100           337,978
 #Oy Stockmann AB Series B                                                             30,200           717,290
  Perlos P.L.C. Warrants 04/04/04                                                      72,311           754,726
  PK Cables Oyj                                                                         5,530           178,520
 *Pmj Automec Oyj                                                                      23,910            16,670
  Pohjola Group P.L.C. Series D                                                       146,205         1,505,285
  Ponsse Oyj                                                                            6,300           163,237
 *Proha Oyj                                                                            51,232            36,784
  Raisio Group P.L.C. Series V                                                        118,423           265,471
  Rakentajain Koneuvokrammo Oy                                                         10,260            76,919
  Ramirent Oyj                                                                         12,270           254,460
  Rapala VMC Oyj                                                                       36,040           272,292
  Rautaruukki Oyj Series K                                                            188,780         1,525,031
 Raute Oy Series A                                                                      2,390   $        23,597
  Rocla Oy                                                                              1,300            11,458
*#Saunalahti Group Oyj                                                                124,754           179,503
  Scanfil Oyj                                                                          63,879           393,234
  Sponda Oyj                                                                          109,111           928,859
  Stockmann Oyj AB                                                                     35,240           823,590
 *Stonesoft Corp.                                                                      49,279            46,331
  Sysopen P.L.C.                                                                        7,720            34,383
  Talentum Oyj                                                                         18,300           133,689
 *Tecnomen Holding Oyj                                                                 49,370            81,404
  Teleste Corp. Oyi                                                                    14,699           114,821
  Tulikivi Oyj                                                                          5,710            48,674
  Turkistuottajat Oy                                                                    2,590            25,025
  Uponor Oyj Series A                                                                  44,400         1,461,614
  Vacon Oyj                                                                            14,537           195,490
  Vaisala Oy Series A                                                                  19,050           452,544
  Viking Line AB                                                                       10,360           265,378
  Wartsila Corp. Oyj Series B                                                          66,460         1,489,070
  Yit-Yhtymae Oyj                                                                      67,708         1,380,053
  Yomi Oyj                                                                             15,450           115,945
                                                                                                ---------------
TOTAL -- FINLAND
    (Cost $21,901,896)                                                                               32,094,178
                                                                                                ---------------
SPAIN -- (4.9%)
COMMON STOCKS -- (4.9%)
 #Abengoa SA                                                                           66,042           580,397
  Adolfo Dominguez SA                                                                   3,700            76,505
  Aldeasa SA                                                                           15,329           457,173
*#Amper SA                                                                             56,800           274,238
 *Avanzit SA                                                                           17,275            49,391
*#Azkoyen SA                                                                           52,500           367,424
  Banco de Andalucia                                                                    9,800           817,748
  Banco de Credito Balear SA                                                           35,424           832,520
 #Banco de Valencia SA                                                                188,053         3,907,815
 *Banco de Valencia SA                                                                  3,761            78,155
  Banco Guipuzcoano SA                                                                 21,194           559,959
 #Banco Pastor SA                                                                      34,300         1,037,976
*#Baron de Ley SA                                                                       5,642           227,157
  CAF (Construcciones y Auxiliar de
    Ferrocarriles SA)                                                                   7,500           534,883
  Campofrio Alimentacion SA                                                            92,800         1,330,052
  Cementos Portland SA                                                                 16,881           996,570
  Compania de Distribucion Integral
    Logista SA                                                                         29,600           955,457
  Cortefiel SA                                                                         57,093           614,741
 *Dogi International Fabrics SA                                                         4,000            23,190
 *Duro Felguera SA                                                                     10,860            73,868
  Elecnor SA                                                                           18,300           780,106
 *Ercros SA                                                                           100,518            40,315
 *Espanola del Zinc SA                                                                 29,250            65,207
 *Estacionamientos Urbanos SA                                                           4,200                 0
 #Europistas Concesionaria
    Espanola SA                                                                       174,940         1,012,704
 #Faes Farma SA                                                                        32,498           491,338
 *Faes Farma SA Issue 04                                                                3,609            54,565
  Funespana SA                                                                          4,500            37,282
 #Grupo Empresarial Ence SA                                                            18,593           511,987
*#Grupo Picking Pack SA                                                               145,775            78,154
  Hullas del Coto Cortes                                                                8,666           108,176
  Iberpapel Gestion SA                                                                  6,700           123,916
  Inbesos SA                                                                            8,050            42,007
  Indo Internacional SA                                                                33,600           305,358

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Indra Sistemas SA                                                                    75,200   $       960,254
  Inmobiliaria Colonial SA ICSA                                                        35,200           898,455
  Inmobiliaria del Sur SA                                                                 331            54,753
  Inmobiliaria del Sur SA Issue 2003                                                       47             6,255
  Inmobiliaria Urbis SA                                                                80,282           886,427
  Lingotes Especiales SA                                                               22,080           133,185
 *LSB (La Seda de Barcelona SA)
    Series B                                                                           25,200            61,641
 *Mecalux SA                                                                            9,500            64,217
 #Metrovacesa SA                                                                       14,895           570,131
  Miquel y Costas y Miquel SA                                                           4,891           243,562
  Natra SA                                                                             14,979            70,470
 *Nicolas Correa SA                                                                    15,750            56,200
  Obrascon Huarte Lain SA                                                              65,366           509,368
  Pescanova SA                                                                         26,443           540,800
  Prosegur Cia de Seguridad SA                                                         45,049           693,015
 #Recoletos Grupo de
    Comunicacion SA                                                                    95,420           672,774
 *Sogecable SA                                                                         34,600         1,400,795
 #Sol Melia SA                                                                        112,700         1,015,606
 #SOS Cuetara SA                                                                       20,902           616,104
  Tavex Algodonera SA                                                                  31,944           128,305
 *Tecnocom Telecomunicaciones y
    Energia SA                                                                          6,300            50,352
*#Tele Pizza SA                                                                       163,225           321,993
 #Transportes Azkar, SA                                                                35,477           254,487
  Tubacex SA                                                                           73,130           145,960
  Tubos Reunidos SA                                                                    12,466            95,393
  Unipapel SA                                                                          41,935           792,137
  Uralita SA                                                                          338,493         1,286,403
  Vidrala SA, Alava                                                                    47,040           660,889
  Viscofan Industria Navarra de
    Envolturas Celulosicas SA                                                          97,492           922,665
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $16,570,613)                                                                               31,558,928
                                                                                                ---------------
TOTAL -- SPAIN
    (Cost $16,570.613)                                                                               31,558,928
                                                                                                ---------------
DENMARK --(4.4%)
COMMON STOCKS -- (4.4%)
  Aarhus Oliefabrik A.S. Aeries A                                                       4,950           276,809
 *Alm. Brand A.S                                                                       28,360           721,927
 #Amagerbanken A.S                                                                      2,734           276,923
  Ambu International A.S. Series B                                                      1,500            24,103
  Amtssparekassen Fyn A.S                                                               2,243           270,286
 #AS Dampskibsselsk Torm                                                               49,460         1,227,555
  Bang & Olufsen Holding A.S
    Series B                                                                           13,387           738,730
 *Bavarian Nordic A.S                                                                   4,930           376,190
 *Brodrene Hartmann A.S. Series B                                                       5,865           100,619
  Bryggerigruppen A.S                                                                   8,515           552,463
  Christian Hansen Holding A.S
    Series B                                                                           10,855           704,968
 #Codan A.S                                                                            43,400         1,864,814
  Dalhoff, Larsen & Hornemann A.S
    Series B                                                                            1,370            70,896
  Danware A.S                                                                           4,185            70,143
  DFDS A.S., Copenhagen                                                                11,760           450,795
  DiskontoBanken A.S                                                                      713           127,246
  DSV, De Sammensluttede
    Vognmaend A.S                                                                      22,630         1,085,556
  East Asiatic Co., Ltd.                                                               22,723         1,056,471
  Edb Gruppen A.S                                                                       3,230   $        85,399
 *Fimiston Resources &
    Technology Ltd.                                                                       400             3,678
 *FLS Industries                                                                       73,180         1,032,202
  Fluegger A.S. Series B                                                                2,913           186,942
  Foras Holding A.S. Series A                                                          13,292           143,883
 #Forstaedernes Bank                                                                    4,322           246,725
 *Genmab A.S                                                                           28,629           428,516
 *Glunz & Jensen A.S                                                                    1,470             9,312
  GN Great Nordic A.S                                                                 210,980         1,872,410
  H&H International A.S. Series B                                                       1,140           295,151
*#Harboes Bryggeri A.S                                                                    575           139,635
  Hedegaard (Peder P.) A.S                                                                660            45,849
  Hojgaard Holding A.S. Series B                                                        2,500            68,589
 *IC Co. A.S                                                                            3,510            24,452
 *Incentive A.S                                                                         3,575            10,826
 *Jyske Bank A.S                                                                       37,760         2,164,679
  Kjobenhavns Sommer Tivoli A.S                                                           580           188,463
  Koebenhavns Lufthavne                                                                 9,910         1,446,764
  Kompan A.S                                                                              230            34,743
  Lan & Spar Bank A.S                                                                   2,250           102,935
  Lollands Bank                                                                           150            24,597
*#Neurosearch A.S                                                                       9,160           337,241
  NKT Holding A.S                                                                      30,245           616,591
  Nordjyske Bank A.S                                                                      920           151,247
 *NTR Holdings A.S                                                                      1,130             8,778
  Oestjydsk Bank                                                                          400            45,214
  Ove Arkil Series B                                                                      270            28,341
  Per Aarsleff A.S. Series B                                                            1,545            61,680
 *Pharmexa A.S                                                                         12,940            39,343
  Ringkjobing Bank                                                                      1,670           103,484
  Ringkjobing Landbobank                                                                1,620           480,624
  Rockwool, Ltd.                                                                       24,520         1,087,982
*#RTX Telecom A.S                                                                       8,400            78,615
  Salling Bank                                                                            250            21,981
  Sanistal A.S. Series B                                                                1,786           114,734
*#SAS Danmark A.S                                                                      34,300           268,112
  Satair A.S                                                                            1,350            25,940
  Schouw & Co. A.S                                                                     15,485           346,218
  Simcorp A.S                                                                           5,240           232,619
  Sjaelso Gruppen A.S                                                                   2,388           190,285
  Skjern Bank A.S                                                                         725            51,182
 *Sondagsavisen A.S                                                                    21,165            83,357
  Spar Nord Holding                                                                     6,823           600,275
  Sparbank Vest A.S                                                                     6,600           228,858
  Sparekassen Faaborg A.S                                                                 481           112,618
  Sydbank A.S                                                                           8,172         1,199,052
  Thrane & Thrane A.S                                                                   5,258           203,195
*#TK Development                                                                       12,478            35,288
 *Topdanmark A.S                                                                       28,300         1,676,377
 *Treka A.S                                                                             8,498           105,476
*#Vestas Wind Systems A.S                                                              36,500           539,269
*#Vestas Wind Systems A.S. Issue 04                                                         2                30
  Vestfyns Bank                                                                           200            20,025
  Vestjysk Bank A.S                                                                    10,800           282,954
  VT Holdings Shares B                                                                  3,130           157,205
 *Wessel & Vett Magasin du Nord A.S
    Series C                                                                            2,102            34,400
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $17,484,484)                                                                               28,120,831
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
    (Cost $818)                                                                                 $           824
                                                                                                ---------------
TOTAL -- DENMARK
    (Cost $17,485,302)                                                                               28,121,655
                                                                                                ---------------
NORWAY -- (4.0%)
COMMON STOCKS -- (4.0%)
  Aker Kvaerner ASA                                                                    45,609           842,235
 *Aker Yards AS                                                                        28,121           389,471
  Aktiv Kapital ASA                                                                    57,017           732,866
  Arendals Fosse Kompani ASA                                                              100             8,350
 *Blom ASA                                                                             18,367            12,881
  Bonheur ASA                                                                          16,850           451,177
 *Choice Hotel Scandinavia ASA                                                         27,740            74,838
 *Corrocean ASA                                                                        19,321             7,206
 #Det Norske Oljeselskap ASA
    Series A                                                                           85,320           341,923
*#DOF ASA                                                                              97,006           243,981
 *EDB Elektronisk Data
    Behandling ASA                                                                    149,417           994,764
  Ekornes ASA                                                                          56,490         1,109,385
*#Eltek ASA                                                                            40,842           376,670
  Expert ASA                                                                           48,758           309,643
  Farstad Shipping ASA                                                                 60,790           584,063
 *Fjord Seafood ASA                                                                   783,483           395,510
*#Fred Olsen Energy ASA                                                                91,600           729,712
  Ganger Rolf ASA                                                                       6,690           166,968
  Gresvig ASA                                                                           4,590            22,561
  Hafslund ASA                                                                         58,700           289,476
 *Home Invest ASA                                                                      15,077            10,876
 *Industrifinans Naeringseiendom ASA                                                    7,582            16,425
 #Kongsberg Gruppen ASA                                                                49,500           584,154
  Kverneland ASA                                                                       16,160           233,366
 *Merkantildata ASA                                                                   320,521           242,701
  Natural ASA                                                                          10,143            54,158
 #Nera ASA                                                                            187,753           467,763
 *Nordic Semiconductor ASA                                                             25,000           123,200
 *Northern Offshore, Ltd.                                                             214,000            99,131
*#Ocean Rig ASA                                                                       105,531           286,026
  Odfjell ASA Series A                                                                 24,910           856,323
  Olav Thon Eiendomsselskap ASA                                                         8,320           372,867
 *P4 Radio Hele Norge ASA                                                              32,200            48,491
*#Photocure ASA                                                                        26,690           209,021
  Prosafe ASA                                                                          55,980         1,270,681
  Rieber and Son ASA Series A                                                          63,654           515,191
  Schibsted ASA                                                                       112,960         2,028,520
 *Sinvest ASA                                                                           6,220            11,957
  Smedvig ASA Series A                                                                 83,580           924,415
 *Software Innovation ASA                                                              13,423            60,007
  Solstad Offshore ASA                                                                 54,100           452,495
  Steen and Stroem ASA                                                                 19,512           339,152
 #Storebrand ASA                                                                      183,330         1,257,129
  Tandberg ASA Series A                                                               217,280         2,308,195
*#Tandberg Data ASA                                                                    58,950           131,169
 *Tandberg Storage ASA                                                                 48,450            17,970
 *Tandberg Television ASA                                                              90,430           656,402
 *Telecomputing ASA                                                                    44,963            61,490
*#Tgs-Nopec Geophysical Co. ASA                                                        40,910           663,110
  Tomra Systems ASA                                                                   294,480         1,402,384
 *Tybring-Gjed ASA                                                                    145,146            59,320
 *Unit 4 Agresso NV                                                                     4,620            45,990
  Veidekke ASA                                                                         21,846   $       209,972
 #Visma ASA                                                                            47,393           465,870
  Wilhelmshaven (Wilhelm), Ltd. ASA                                                    30,400           858,597
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $19,143,084)                                                                               25,428,200
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
    (Cost $5,109)                                                                                         5,101
                                                                                                ---------------
TOTAL -- NORWAY
    (Cost $19,148,193)                                                                               25,433,301
                                                                                                ---------------
BELGIUM -- (3.6%)
COMMON STOCKS -- (3.6%)
 *Abfin SA                                                                              2,560                 0
  Ackermans & Van Haaren SA                                                            32,186           843,758
 *Arinso International NV                                                              14,739           225,925
  Banque Nationale de Belgique                                                            710         2,306,601
  Barco (New) NV                                                                       12,051         1,088,870
  Bekaert SA                                                                           23,290         1,344,839
  BMT NV                                                                                2,040           292,598
  Brantano NV                                                                           2,060            76,883
  Brederode SA                                                                         12,180           248,329
  Carrieres Unies Porphyre                                                                 20            29,970
  CFE (Compagnie Francois
    d'Entreprises)                                                                      2,080           526,810
  Cie Martime Belge SA                                                                  8,237           999,777
  Cofinimmo SA                                                                          9,778         1,324,033
  Commerciale de Brasserie SA
    COBRHA                                                                                115           119,633
  Deceuninck SA                                                                        63,700         2,058,428
  D'Ieteren SA                                                                          5,831         1,233,347
  Distrigaz                                                                                57           117,850
 *Docpharma SA NV                                                                       4,489           196,715
  Duvel Moorgat NV                                                                      5,019           147,726
  EVS Broadcast Equipment SA                                                            1,100            58,650
 #Exmar NV                                                                              3,080           182,089
  Floridienne NV                                                                        2,033           117,666
  Glaces de Moustier-sur-Sambre SA                                                     13,370           469,527
 #Immobel (Cie Immobiliere de
    Belgique SA)                                                                        4,600           184,875
 *Integrated Production & Test
    Engineering NV                                                                      4,380            25,476
*#Ion Beam Application SA                                                              23,058           188,637
 *Ipso-Ilg SA                                                                           5,990            46,350
  Keytrade Bank SA                                                                      2,800            73,237
  Kinepolis Group NV                                                                    5,020           132,331
  Lotus Bakeries NV                                                                       650            60,585
 #Melexis NV                                                                           47,001           544,369
  Metiers Automatiques Picanol                                                         16,120           359,639
 *Neuhaus NV                                                                              670            25,865
  Nord-Sumatra Investissements SA                                                         650           164,492
  Omega Pharma SA                                                                      26,708         1,355,875
  Papeteries de Catala SA                                                                 315            42,119
  Quick Restaurants SA                                                                 19,501           330,612
*#Real Software SA                                                                     10,280             6,020
  Recticel SA                                                                          22,870           186,649
  Resilux NV                                                                            1,754           133,455
  Rosier SA                                                                               655            88,639
  Roularta Media Groep                                                                  9,837           539,782
 *Sait Radioholland                                                                     7,313            45,881
  Sapec SA                                                                              3,635           287,966

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Sapec SA VVPR                                                                            75   $           123
  Sioen Industries                                                                     21,502           248,224
 *SIPEF (Societe Internationale de
    Plantations & de Finance),
    Anvers                                                                              1,545           207,085
*#Solvus SA                                                                            38,344           632,344
 *Solvus SA Interim Strip VVPR                                                         18,176               221
  Spector Photo Group SA                                                                5,408            65,896
 *Systemat SA                                                                           6,330            39,023
  Telindus Group SA                                                                    39,392           351,561
  Ter Beke NV                                                                           2,281           155,977
  Tessenderlo Chemie                                                                   28,984         1,033,043
  UNIBRA                                                                                1,600           134,415
  Union Miniere SA                                                                      9,586           604,971
  Van de Velde NV                                                                       2,683           311,901
  VPK Packaging Group SA                                                                7,185           223,329
  Warehouses de Pauw Sicafi                                                             6,608           263,638
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $16,115,845)                                                                               23,104,629
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Belge des Betons Contingent Rights                                                    8,500                 0
 *SIPEF Rights                                                                          1,545                 0
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                                                                 0
                                                                                                ---------------
TOTAL -- BELGIUM
    (Cost $16,115,845)                                                                               23,104,629
                                                                                                ---------------
IRELAND -- (2.8%)
COMMON STOCKS -- (2.8%)
  Abbey P.L.C.                                                                         25,557           260,277
 *Arcon International Resources P.L.C.                                                143,750             6,145
 *Ardagh P.L.C.                                                                        14,262            22,037
  DCC P.L.C.                                                                           91,965         1,681,771
 *Dragon Oil P.L.C.                                                                   104,167            81,399
 *Elan Corp. P.L.C.                                                                   154,046         3,809,044
  Fyffes P.L.C.                                                                       380,502           800,534
  Glanbia P.L.C.                                                                      321,765         1,044,551
  Grafton Group P.L.C.                                                                253,939         2,026,742
  Greencore Group P.L.C.                                                              218,422           842,405
  Heiton Holdings P.L.C.                                                               51,677           415,825
  IAWS Group P.L.C.                                                                   105,879         1,260,882
  IFG Group P.L.C.                                                                     37,599            52,606
  Independent News & Media P.L.C.                                                     635,584         1,516,667
 *Iona Technologies P.L.C.                                                             21,281            91,851
 *Irish Intercontental Group P.L.C.                                                    18,872           233,453
  IWP International P.L.C.                                                             39,611            13,494
  Jurys Hotel Group P.L.C.                                                             69,061           873,672
  Kingspan Group P.L.C.                                                               183,188         1,092,090
  McInerney Holdings P.L.C.                                                            33,991           216,236
  Paddy Power P.L.C.                                                                   49,663           572,815
  Readymix P.L.C.                                                                     109,762           210,743
 *Ryan Hotels P.L.C.                                                                   68,061           108,027
  United Drug P.L.C.                                                                  190,860           652,078
 *Waterford Wedgwood P.L.C.                                                         1,026,650           221,753
                                                                                                ---------------
TOTAL -- IRELAND
    (Cost $9,455,117)                                                                                18,107,097
                                                                                                ---------------
AUSTRIA -- (2.8%)
COMMON STOCKS -- (2.8%)
  Andritz AG                                                                           13,609           667,767
 *Austria Email AG                                                                        715             2,741
 *Austrian Airlines/Oesterreichische
    Luftverkehrs-Aktiengesellschaft                                                    42,784   $       636,468
  Bank Fuer Kaernten und
    Steiermark AG                                                                         520            59,527
 *Betandwin.com Interactive
    Entertainment AG                                                                   12,749           344,600
  Bohler Uddeholm AG                                                                   11,195           930,122
  BWT AG                                                                               21,819           570,864
 *Ca Immobilien Invest AG                                                              28,791           688,939
 *Constantia-Iso Holding AG                                                            15,000           158,049
  Constantia-Verpackungen AG                                                           19,123           437,827
  Flughafen Wien AG                                                                    25,698         1,483,894
 *Immofinanz Immobilien
    Anlagen AG                                                                        165,130         1,337,111
  Lenzing AG                                                                            3,948           795,481
 *Manner (Josef) & Co. AG                                                                 870            37,841
  Mayr-Melnhof Karton AG                                                               11,760         1,518,734
  Oberbank AG                                                                           5,384           497,938
  Palfinger AG                                                                         10,383           360,538
 *Readymix Kies-Union AG                                                                  500            55,236
*#RHI AG, Wien                                                                         19,649           443,397
  Rosenbauer International AG                                                           1,530            87,703
 *Sparkassen Immobilien                                                                29,760           283,432
  Ubm Realitaetenentwicklung AG                                                           360            43,540
  Uniqa Versicherungen AG                                                             128,555         1,658,643
 *VA Technologie AG                                                                    17,392           980,851
  Voestalpine AG                                                                       30,095         1,483,975
  Wienerberger AG                                                                      63,642         2,220,097
 *Wolford AG                                                                            4,900           165,233
                                                                                                ---------------
TOTAL COMMON STOCKS
    (Cost $12,179,338)                                                                               17,950,548
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Jenbacher AG Rights 03/31/08                                                          7,860                 0
 *Josef Manner & Co. AG Rights
    07/05/04                                                                              870             1,117
 *Wienerberger AG Rights
    06/02/04                                                                           63,642                 0
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                                                             1,117
                                                                                                ---------------
TOTAL -- AUSTRIA
    (Cost $12,179,338)                                                                               17,951,665
                                                                                                ---------------
PORTUGAL -- (1.5%)
COMMON STOCKS -- (1.5%)
 *Corticeira Amorim Sociedad Gestora
    Participacoes Sociais SA                                                          194,100           282,917
  Efacec Capital SGPS SA                                                               60,600           157,145
  Ibersol SGPS SA                                                                      14,462            79,130
 *Impresa Sociedade Gestora de
    Participacoes Socias SA                                                           190,166           921,772
 *Investimentos Participacoes e
    Gestao SA Inapa                                                                    43,702           164,996
 *Jeronimo Martins (Estabelecimentos
    Jeronimo Martins & Filho
    Administracao e Participacoes
    Financeiros SA)                                                                   130,000         1,454,505
 *Jeronimo Martins SGPS SA                                                             40,757           456,010
  Mota-Engil SGPS SA                                                                  250,900           501,302
 *Novabase SGPS                                                                        56,005           381,748
  Portucel-Empresa Produtora de
    Pasta de Papel SA                                                                 466,977           840,536

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Sag Gest - Solucoes Automovel
    Globais SGPS SA                                                                   235,500   $       349,811
  Salvador Caetano - Industrias
    Metalurgicas e Veiculos de
    Transporte SA                                                                      54,900           247,116
 *Sociedad Construcoes Soares da
    Costa SA                                                                           19,200            68,985
  Sociedade de Investimento e
    Gestao SGPS SA                                                                    160,396           752,379
  Sonae SGPS SA                                                                     1,079,900         1,185,316
 *Sonaecom SGPS SA                                                                    321,175         1,249,080
  Teixeira Duarte Engenharia e
    Construcoes SA                                                                    609,000           888,883
                                                                                                ---------------
TOTAL -- PORTUGAL
    (Cost $6,586,517)                                                                                 9,981,629
                                                                                                ---------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Epicor Software Corp.                                                                 2,172            30,516
 *InFocus Corp.                                                                        10,455            88,867
 *Powerwave Technologies, Inc.                                                         45,408           349,642
                                                                                                ---------------
TOTAL -- UNITED STATES
    (Cost $570,415)                                                                                     469,025
                                                                                                ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
    (Cost $59,153)                                                                                       60,679
                                                                                                ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
    (Cost $7,687)                                                                                         8,817
                                                                                                ---------------

                                                                                    FACE
                                                                                   AMOUNT                VALUE+
                                                                               --------------   ---------------
                                                                                   (000)
TEMPORARY CASH
  INVESTMENTS -- (12.4%)
 Repurchase Agreement, Mizuho Securities USA 1.30%,
   07/01/04, (Collateralized by $68,093,000 U.S. Treasury Obligations, 4.625%,
   08/15/06) to be repurchased at $69,378,521
     (Cost $69,376,016)@                                                       $       69,376   $    69,376,016
 Repurchase Agreement, PNC Capital Markets, Inc. 1.28%, 07/01/04
   (Collateralized by $10,134,000 FHLMC Notes 1.85%, 11/17/05, valued at
   $10,159,335) to be repurchased at $10,009,356
     (Cost $10,900,000)                                                                10,009        10,009,000
                                                                                                ---------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $79,385,016)                                                                               79,385,016
                                                                                                ---------------
TOTAL INVESTMENTS - (100.0%)
    (Cost $466,497,467)++                                                                       $   641,258,203
                                                                                                ===============

----------
 +   See Note B to Financial Statements.
 @   Security purchased with cash proceeds from securities on loan.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
++   The cost for federal income tax purposes is $466,497,498.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
JAPAN -- (77.4%)
COMMON STOCKS -- (77.1%)
 *A&A Material Corp.                                                                   64,000   $        41,490
  ABILIT Corp.                                                                         22,000           144,430
  ADVANEX, Inc.                                                                        78,000           313,367
 *AOC Holdings, Inc.                                                                   90,300           431,217
  AOI Electronics Co., Ltd.                                                             8,400           110,446
  Achilles Corp.                                                                      549,000           671,713
  Advan Co., Ltd.                                                                      36,000           308,985
  Aichi Bank, Ltd.                                                                     11,500           579,620
*#Aichi Corp.                                                                         100,100           350,058
 *Aichi Machine Industry Co., Ltd.                                                    112,000           322,133
  Aichi Tokei Denki Co., Ltd.                                                          67,000           159,058
  Aida Engineering, Ltd.                                                               98,000           300,657
  Aigan Co., Ltd.                                                                      15,000            82,451
  Aiphone Co., Ltd.                                                                    27,400           421,558
  Airport Facilities Co., Ltd.                                                         79,970           287,693
 *Airtech Japan, Ltd.                                                                   6,000            32,871
  Aisan Industry Co., Ltd.                                                             64,000           533,528
 *Akai Electric Co., Ltd.                                                             363,000             3,314
*#Akebono Brake Industry Co., Ltd.                                                    141,000           536,861
  Allied Material Corp.                                                                32,200           396,914
 #Allied Telesis KK                                                                     8,000           146,092
  Aloka Co., Ltd.                                                                      43,000           329,803
  Alpha Systems Inc.                                                                   16,300           342,312
  Alps Logistics Co., Ltd.                                                             21,000           335,555
  Altech Co., Ltd.                                                                     14,000            56,118
  Amano Corp.                                                                          22,000           150,657
  Amatsuji Steel Ball Manufacturing
    Co., Ltd.                                                                          24,000           249,817
  Ando Corp.                                                                          120,000           166,545
  Anest Iwata Corp.                                                                    74,000           124,324
 #Anrakutei Co., Ltd.                                                                  13,000            82,496
  Aoi Advertising Promotion, Inc.                                                      14,000            89,354
  Aoki International Co., Ltd.                                                         61,200           388,926
 *Apic Yamada Corp.                                                                     7,000            22,051
 *Arai-Gumi, Ltd.                                                                      34,450            42,150
  Arakawa Chemical Industries, Ltd.                                                    17,500           177,365
 *Araya Industrial Co., Ltd.                                                           84,000            87,436
  Argo 21 Corp.                                                                        13,200           107,991
  Aronkasei Co., Ltd.                                                                  53,000           153,406
  As One Corp.                                                                         18,700           315,195
 #Asahi Denka Kogyo KK                                                                169,000         1,172,754
 #Asahi Diamond Industrial Co., Ltd.                                                   99,000           469,147
  Asahi Kogyosha Co., Ltd.                                                             48,000           131,921
  Asahi Organic Chemicals Industry
    Co., Ltd.                                                                         123,000           285,263
  Asahi Pretec Corp.                                                                   19,200           142,001
*#Asahi Soft Drinks Co., Ltd.                                                          69,000           371,713
 *Asahi Tec Corp.                                                                      86,000           138,988
 *Asahi Techno Glass Corp.                                                             79,000           244,531
  Asanuma Corp.                                                                        96,000           135,866
 #Ashimori Industry Co., Ltd.                                                          84,000           147,261
  Asia Air Survey Co., Ltd.                                                             6,000            12,874
  Asia Securities Printing Co., Ltd.                                                   16,000            74,799
  Asics Corp.                                                                         333,000           617,230
  Asunaro Construction., Ltd.                                                          29,000            90,294
  Ataka Constuction & Engineering
    Co., Ltd.                                                                          18,000   $        60,811
  Atom Corp.                                                                            8,500           103,301
  Atsugi Co., Ltd.                                                                    258,000           200,237
  Aucnet, Inc.                                                                         15,000           180,652
 *Azel Corp., Tokyo                                                                    89,000            84,514
*#BSL Corp.                                                                           118,000            74,343
  Bando Chemical Industries, Ltd.                                                     213,000           624,297
  Bank of Okinawa, Ltd.                                                                24,300           431,551
  Bank of the Ryukyus, Ltd.                                                            30,280           373,523
  Best Denki Co., Ltd.                                                                132,000           476,078
  Bull Dog Sauce Co., Ltd.                                                             15,000           104,912
  Bunka Shutter Co., Ltd.                                                             134,000           512,655
 #CAC Corp.                                                                            31,100           216,098
 #CFS Corp.                                                                            41,000           269,914
  CKD Corp.                                                                           113,000           572,635
  CMK Corp.                                                                            62,000           625,548
  CTI Engineering Co., Ltd.                                                            19,000            86,742
  Cabin Co., Ltd.                                                                      67,000            86,870
 #Calpis Co., Ltd.                                                                    115,000           547,069
  Canon Electronics, Inc.                                                              40,000           496,713
  Canon Finetech, Inc.                                                                 45,070           530,865
 *Catena Corp.                                                                         18,000            39,938
 #Cats, Inc.                                                                           15,400            38,669
  Cecile Co., Ltd.                                                                     35,900           373,357
  Central Finance Co., Ltd.                                                           180,000           599,891
 #Central Security Patrols Co., Ltd.                                                   12,000            76,041
  Cesar Co.                                                                            79,000               721
 *Chiba Kogyo Bank, Ltd.                                                               53,200           288,053
 #Chino Corp.                                                                          70,000           225,621
 *Chinon Industries, Inc.                                                              16,000            40,906
  Chiyoda Co., Ltd.                                                                    58,000           627,027
  Chofu Seisakusho Co., Ltd.                                                           39,900           568,335
 *Chori Co., Ltd.                                                                     175,000           185,354
  Chuetsu Pulp and Paper Co., Ltd.                                                    145,000           311,130
 *Chugai Mining Co., Ltd.                                                             117,000            72,644
 #Chugai Ro Co., Ltd.                                                                 139,000           298,256
 #Chugoku Marine Paints, Ltd.                                                         111,000           502,703
 #Chugokukogyo Co., Ltd.                                                               45,000            57,524
  Chuo Denki Kogyo co., Ltd.                                                           19,000            29,319
  Chuo Gyorui Co., Ltd.                                                                35,000            52,091
  Chuo Spring Co., Ltd., Nagoya                                                        80,000           290,723
*#Clarion Co., Ltd.                                                                   313,000           500,137
  Cleanup Corp.                                                                        71,000           875,183
 *Co-Op Chemical Co., Ltd.                                                             80,000            57,706
  Coca Cola Central Japan Co., Ltd.                                                       112           663,696
 #Colowide Co., Ltd.                                                                   14,000           110,701
*#Columbia Music Entertainment, Inc.                                                  134,000           138,258
  Commuture Corp.                                                                      45,202           245,573
  Computer Engineering & Consulting,
    Ltd.                                                                               25,000           239,911
  Comsys Holdings Corp.                                                                 4,350            22,521
  Corona Corp.                                                                         38,600           532,195
 #Cosel Co., Ltd.                                                                      27,000           590,440
 *Create Medic Co., Ltd.                                                                7,000            41,545
  Credia Co., Ltd.                                                                     14,000           153,524
  Cresco, Ltd.                                                                          7,000            74,781
 *D&M Holdings, Inc.                                                                  114,000           482,980

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *D'urban, Inc.                                                                       114,000   $       126,991
  DC Co., Ltd.                                                                         33,000            70,809
  DTS Corp.                                                                            15,800           295,024
 #Dai Nippon Toryo, Ltd.                                                              193,000           236,140
  Dai-Dan Co., Ltd.                                                                    57,000           256,063
  Daido Kogyo Co., Ltd.                                                                60,000            98,064
  Daidoh, Ltd.                                                                         54,000           335,774
  Daifuku Co., Ltd.                                                                   141,000           566,472
  Daihen Corp.                                                                        168,000           262,308
 #Daiho Corp.                                                                          96,000           142,001
  Dai-Ichi Jitsugyo Co., Ltd.                                                          80,000           198,685
 *Dai-Ichi Katei Denki Co., Ltd.                                                       91,000               831
  Dai-Ichi Kogyo Seiyaku Co., Ltd.                                                     47,000           113,294
  Daiken Corp.                                                                        195,000           548,393
 #Daiki Co., Ltd.                                                                      31,000           341,645
  Daiko Clearing Services Corp.                                                         6,000            19,284
*#Daikyo, Inc.                                                                        444,000           782,433
  Daimei Telecom Engineering Corp.                                                     51,000           204,894
  Dainichi Co., Ltd.                                                                   15,200            68,006
 #Dainichiseika Colour & Chemicals
    Manufacturing Co., Ltd.                                                           163,000           501,561
  Dainippon Shigyo Co., Ltd.                                                           16,000            74,507
 #Daiseki Co., Ltd.                                                                    26,400           365,194
 #Daiso Co., Ltd.                                                                     112,000           282,250
 *Daisue Construction Co., Ltd.                                                        92,500            76,014
  Daisyo Corp.                                                                         24,000           210,153
 *Daito Woolen Spinning & Weaving
    Co., Ltd., Tokyo                                                                   42,000            28,378
  Daiwa Industries, Ltd.                                                               64,000           179,401
  Daiwa Kosho Lease Co., Ltd.                                                         157,000           507,469
*#Daiwa Seiko, Inc.                                                                   145,000           157,551
  Daiwabo Co., Ltd.                                                                   162,000           165,668
  Daiwabo Information System Co., Ltd.                                                 22,000           178,178
  Danto Corp.                                                                          42,000           144,576
  Denki Kogyo Co., Ltd.                                                                95,000           272,370
 *Denny's Japan Co., Ltd.                                                              38,000           621,421
  Densei-Lambda KK                                                                     26,484           200,951
 #Denyo Co., Ltd.                                                                      38,000           165,851
*#Descente, Ltd.                                                                       95,000           163,075
 *Dia Kensetsu Co., Ltd.                                                               31,000            27,456
  Diamond Computer Service Co., Ltd.                                                   18,000            99,434
 *Dijet Industrial Co., Ltd.                                                           34,000            42,221
  Doshisha Co., Ltd.                                                                   15,000           335,555
*#Doutor Coffee Co., Ltd.                                                              28,400           434,091
 *Dynic Corp.                                                                          52,000            68,846
  Eagle Industry Co., Ltd.                                                             78,000           371,768
 *Econach Co., Ltd.                                                                    26,000            10,920
 *Eco-Tech Construction Co., Ltd.                                                     138,000            40,321
 #Edion Corp.                                                                         112,316           777,352
  Ehime Bank, Ltd.                                                                     55,000           204,392
  Eiken Chemical Co., Ltd.                                                             24,000           300,438
  Eikoh, Inc.                                                                           8,000            36,888
  Elna Co., Ltd.                                                                       22,000            48,210
  Enplas Corp.                                                                         18,000           544,010
*#Enshu, Ltd.                                                                          69,000           112,144
  Ensuiko Sugar Refining Co., Ltd.                                                     51,000            90,805
 #Exedy Corp.                                                                          71,000           772,754
*#FDK Corp.                                                                           105,000           232,971
  FP Corp.                                                                             26,800           400,825
 *Fine Sinter Co., Ltd.                                                                18,000            48,320
 *First Baking Co., Ltd.                                                               67,000            84,423
  Fontaine Co., Ltd.                                                                    5,000   $        46,978
  Foster Electric Co., Ltd.                                                            32,000           126,516
  France Bed Co., Ltd.                                                                193,000           463,468
*#Fudo Construction Co., Ltd.                                                         201,000           154,164
  Fuji Kiko Co., Ltd.                                                                  51,000           147,151
 *Fuji Kosan Co., Ltd.                                                                130,000            94,960
  Fuji Kyuko Co., Ltd.                                                                107,000           383,957
*#Fuji Spinning Co., Ltd., Tokyo                                                      163,000           150,320
  Fujicco Co., Ltd.                                                                    42,000           396,147
 *Fujii & Co., Ltd.                                                                    44,000               402
 *Fujiko Co., Ltd.                                                                     55,000             1,004
  Fujikura Kasei Co., Ltd.                                                             43,000           296,037
  Fujikura Rubber, Ltd.                                                                34,000           200,237
 #Fujirebio, Inc.                                                                      75,000           732,058
 #Fujita Kanko, Inc.                                                                  132,000           472,462
 #Fujitec Co., Ltd.                                                                   126,000           536,121
  Fujitsu Access, Ltd.                                                                 36,000           213,002
  Fujitsu Business Systems, Ltd.                                                       32,500           392,303
  Fujitsu Devices, Inc.                                                                32,000           262,966
  Fujitsu Fronttec, Ltd.                                                               21,000           205,168
 *Fujitsu General, Ltd.                                                               111,000           309,122
*#Fujiya Co., Ltd.                                                                    190,000           235,939
  Fukuda Corp.                                                                         65,000           244,522
  Fukushima Bank, Ltd.                                                                213,000           287,838
 *Fukusuke Corp.                                                                       95,000               867
 *Fumakilla, Ltd.                                                                      24,000            27,392
 *Furukawa Battery Co., Ltd.                                                           45,000            84,642
 *Furukawa Co., Ltd.                                                                  405,000           462,244
  Fuso Lexel Inc.                                                                       8,000            59,898
 #Fuso Pharmaceutical Industries, Ltd.                                                 99,000           324,516
 *GSI Creoss Corp.                                                                     90,000           153,671
 *Ga-jo-en Kanko KK                                                                    37,000                 0
 *Gakken Co., Ltd.                                                                    126,000           153,013
 *Generas Corp.                                                                        64,000            36,231
 #Genki Sushi Co., Ltd.                                                                 7,500           104,844
  Geostar Corp.                                                                        10,000            31,958
 *Global-Dining, Inc.                                                                   6,200            35,382
*#Godo Steel, Ltd.                                                                    199,000           330,698
 *Goldwin, Inc.                                                                        47,000            54,072
 #Gourmet Kineya Co., Ltd.                                                             31,000           232,953
 *Graphtec Corp.                                                                       39,000            37,034
 *Gro-BeLS Co., Ltd.                                                                   40,000            34,697
  Gun-Ei Chemical Industry Co., Ltd.                                                  127,000           255,113
  Hagoromo Foods Corp.                                                                 18,000           161,067
  Hakuto Co., Ltd.                                                                     25,000           305,652
  Hakuyosha Co., Ltd.                                                                  57,000           163,943
  Haltec Corp.                                                                         32,000            49,671
 *Hamai Co., Ltd.                                                                      22,000            20,489
  Hanwa Co., Ltd.                                                                     405,000           950,375
  Happinet Corp.                                                                       15,000           120,663
  Harashin Co., Ltd.                                                                   14,100           105,570
  Harima Chemicals, Inc.                                                               37,000           214,865
  Haruyama Trading Co., Ltd.                                                           16,800           151,249
 *Hayashikane Sangyo Co., Ltd.                                                        128,000           118,042
  Hibiya Engineering, Ltd.                                                             56,000           367,129
 *Higashi-Nippon Bank, Ltd.                                                            40,000           108,108
  Hisaka Works, Ltd.                                                                   41,000           213,386
  Hitachi Business Solution Co., Ltd.                                                  10,000            73,046
  Hitachi Kiden Kogyo, Ltd.                                                            20,000            68,481
  Hitachi Koki Co., Ltd.                                                              153,000           655,196
 #Hitachi Kokusai Electric, Inc.                                                       76,000           498,941

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Hitachi Medical Corp.                                                                53,000   $       624,270
  Hitachi Metals Techno, Ltd.                                                          12,000            30,679
  Hitachi Plant Engineering &
    Construction Co., Ltd.                                                            146,000           435,920
  Hitachi Powdered Metal Co., Ltd.                                                     46,000           274,690
  Hitachi Tool Engineering, Ltd.                                                       30,000           130,113
  Hochiki Corp.                                                                        42,000           163,751
*#Hodogaya Chemical Co., Ltd.                                                         100,000           232,834
 *Hohsui Corp.                                                                         56,000            44,996
  Hokkai Can Co., Ltd., Tokyo                                                          83,000           169,759
*#Hokkaido Bank, Ltd.                                                                 505,000           599,434
  Hokkaido Coca Cola Bottling Co., Ltd.                                                33,000           181,392
  Hokkaido Gas Co., Ltd.                                                               87,000           206,538
  Hokko Chemical Industry Co., Ltd.                                                    41,000           134,770
  Hokuetsu Bank                                                                       263,000           547,517
 *Hokuriku Electric Industry Co., Ltd.                                                112,000           189,189
  Hokuriku Electrical Construction
    Co., Ltd.                                                                          36,000            93,024
  Hokuriku Gas Co., Ltd.                                                               64,000           175,895
 *Hokushin Co., Ltd.                                                                   39,900            45,904
 #Hokuto Corp.                                                                         41,600           576,596
  Homac Corp.                                                                          60,000           417,458
  Honshu Chemical Industry Co., Ltd.                                                    7,000            31,255
 #Horiba, Ltd.                                                                         54,000           562,089
  Horipro, Inc.                                                                        16,000            98,028
 *Hosokawa Micron Corp.                                                                40,000           176,041
*#Howa Machinery, Ltd.                                                                181,000           176,835
  I-Net Corp.                                                                          12,000            44,375
  ISE Chemicals Corp.                                                                  17,000            52,931
 *Ichida and Co., Ltd.                                                                 23,400            19,016
  Ichikawa Co., Ltd.                                                                   49,000           121,247
 *Ichiken Co., Ltd.                                                                    48,000            43,389
  Ichikoh Industries, Ltd.                                                            141,000           290,961
  Ichiyoshi Securities Co., Ltd.                                                       54,000           241,600
  Icom, Inc.                                                                           19,500           356,099
  Idec Izumi Corp.                                                                     47,000           276,799
  Ihara Chemical Industry Co., Ltd.                                                    80,000           134,405
  Iino Kaiun Kaisha, Ltd.                                                             161,000           421,905
*#Ikegami Tsushinki Co., Ltd.                                                         102,000           182,542
  Impact 21 Co., Ltd.                                                                  19,000           343,499
*#Impress Corp.                                                                           178           209,660
  Inaba Denki Sangyo Co., Ltd.                                                         38,000           539,536
 #Inaba Seisa Kusho Co., Ltd.                                                          18,700           259,533
  Inabata and Co., Ltd., Osaka                                                         70,000           367,513
  Inageya Co., Ltd.                                                                    77,000           667,915
  Ines Corp.                                                                           64,900           513,772
 #Information Services
    International-Dentsu, Ltd.                                                         42,900           557,011
  Intec, Inc.                                                                          51,000           317,120
 *Inui Steamship Co., Ltd.                                                             31,000            44,439
*#Iseki & Co., Ltd.                                                                   279,000           647,060
  Ishii Hyoki Co., Ltd.                                                                 3,600            29,584
*#Ishii Iron Works Co., Ltd.                                                           52,000            62,673
*#Ishikawa Seisakusho, Ltd.                                                            75,000            97,927
  Ishikawajima Construction Materials
    Co., Ltd.                                                                          18,000            46,841
  Ishikawajima Transport Machinery
    Co., Ltd.                                                                          16,000            33,601
 *Ishizuka Glass Co., Ltd.                                                             49,000            77,401
  Itochu Enex Co., Ltd.                                                               119,000           543,280
  Itochu Shokuh Co., Ltd.                                                              14,400           464,134
  Itoki Crebio Corp.                                                                   56,000   $       110,446
  Iwaki & Co., Ltd.                                                                    19,000            39,034
 #Iwasaki Electric Co., Ltd.                                                          110,000           321,403
 *Iwatani International Corp.                                                         313,000           571,585
*#Iwatsu Electric Co., Ltd.                                                           145,000           301,863
 *Izuhakone Railway Co., Ltd.                                                             300            35,610
 *Izukyu Corp.                                                                          7,700            81,556
  Izumiya Co., Ltd.                                                                   123,000           537,957
*#Izutsuya Co., Ltd.                                                                  123,000           229,109
  J-Oil Mills, Inc.                                                                   173,000           289,071
  JFE Koken Corp.                                                                      32,000           127,392
  JMS Co., Ltd.                                                                        49,000           130,195
 *Jac Holdings Co., Ltd.                                                               11,000            26,616
  Jaccs Co., Ltd.                                                                     175,000           591,216
  Jamco Corp.                                                                          18,000            46,183
*#Janome Sewing Machine Co., Ltd.                                                     224,000           210,665
 #Japan Business Computer Co., Ltd.                                                    34,000           221,969
 #Japan Carlit Co., Ltd.                                                               28,000           179,985
  Japan Cash Machine Co., Ltd.                                                         24,000           522,644
  Japan Digital Laboratory Co., Ltd.                                                   35,600           349,109
 #Japan Foundation Engineering
    Co., Ltd.                                                                          49,200           107,816
  Japan Information Processing
    Service Co., Ltd.                                                                  26,000           205,588
  Japan Kenzai Co., Ltd.                                                               17,500           100,826
  Japan Maintenance Co., Ltd.                                                          27,000           115,376
  Japan Medical Dynamic Marketing
    Inc.                                                                               18,700           243,141
  Japan Oil Transportation Co., Ltd.                                                   45,000            85,875
 #Japan Pulp and Paper Co., Ltd.                                                      179,000           612,902
 *Japan Servo Co., Ltd.                                                                24,000            39,226
  Japan Steel Tower Co., Ltd.                                                          19,000            30,533
 *Japan Steel Works, Ltd.                                                             461,000           488,276
*#Japan Storage Battery Co., Ltd.                                                     187,000           367,102
  Japan Transcity Corp.                                                                79,000           163,020
  Japan Vilene Co., Ltd.                                                              101,000           350,438
  Japan Wool Textile Co., Ltd.                                                        138,000           614,902
  Jastec Co., Ltd.                                                                      8,000           124,105
  Jeans Mate Corp.                                                                     12,740           100,273
*#Jeol, Ltd.                                                                           97,000           706,775
 *Jidosha Denki Kogyo Co., Ltd.                                                        34,000            58,364
  Joban Kosan Co., Ltd.                                                               101,000           128,187
  Joint Corp.                                                                          24,900           297,836
*#Joshin Denki Co., Ltd.                                                               98,000           231,757
 #Jsp Corp.                                                                            29,000           240,961
*#Jujiya Co., Ltd.                                                                    202,000           119,887
*#Juki Corp.                                                                          153,000           502,922
 *Jyomo Co., Ltd.                                                                      48,000            45,581
  K.R.S. Corp.                                                                         10,600           109,175
  Kabuki-Za Co., Ltd.                                                                  15,000           542,367
  Kadokawa Holdings, Inc.                                                              27,000           727,265
 #Kaga Electronics Co., Ltd.                                                           33,000           561,952
  Kagawa Bank, Ltd.                                                                    83,350           418,577
  Kahma Co., Ltd.                                                                      46,000           419,595
 #Kaken Pharmaceutical Co., Ltd.                                                      118,000           586,121
 *Kakuei (L.) Corp.                                                                   100,000               913
 *Kamagai Gumi Co., Ltd.                                                               87,800           130,674
  Kameda Seika Co., Ltd.                                                               19,000           123,174
  Kamei Corp.                                                                          47,000           235,601
  Kanaden Corp.                                                                        43,000           184,533
  Kanagawa Chuo Kotsu Co., Ltd.                                                        90,000           549,763

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 #Kanamoto Co., Ltd.                                                                   43,000   $       194,741
 *Kanebo, Ltd.                                                                        110,000           110,482
*#Kanematsu Corp.                                                                     402,500           602,721
  Kanematsu Electronics, Ltd.                                                          38,000           409,076
 *Kanematsu-NNK Corp.                                                                  60,000           121,074
  Kanto Auto Works, Ltd., Yokosuka                                                     78,000           626,735
 #Kanto Denka Kogyo Co., Ltd.                                                          83,000           312,993
  Kanto Natural Gas Development
    Co., Ltd.                                                                         104,000           471,001
*#Kanto Tsukuba Bank, Ltd.                                                             19,100           118,590
  Kasai Kogyo Co., Ltd.                                                                28,000            67,239
  Kasei (C.I.) Co., Ltd.                                                               46,000           149,525
 #Kasumi Co., Ltd.                                                                    132,000           614,682
  Katakura Chikkarin Co., Ltd.                                                         17,000            45,480
 #Katakura Industries Co., Ltd.                                                        49,000           325,712
  Kato Sangyo Co., Ltd.                                                                51,000           454,027
 #Kato Works Co., Ltd.                                                                 82,000           163,221
 *Katsumura Construction Co., Ltd.                                                     48,600            44,375
  Kawada Industries, Inc.                                                              76,000           138,787
*#Kawai Musical Instruments
    Manufacturing Co., Ltd.                                                            99,000           146,439
 *Kawasaki Kasei Chemicals, Ltd.                                                       36,000            23,996
  Kawashima Textile Manufacturers,
    Ltd.                                                                              126,000           141,508
 *Kawasho Corp.                                                                       549,000           977,493
  Kawasho Gecoss Corp.                                                                 45,000           152,849
  Kawasumi Laboratories, Inc.                                                          26,000           159,295
 *Kawatetsu Systems, Inc.                                                                 112           153,397
 #Keihin Co., Ltd.                                                                    100,000           146,092
  Keiiyu Co., Ltd.                                                                      7,300            49,791
  Keiyo Co., Ltd.                                                                     139,900           504,570
 *Kenwood Corp.                                                                        50,000           111,852
 #Key Coffee, Inc.                                                                     33,000           445,946
  Kibun Food Chemifa Co., Ltd.                                                         35,000           374,224
 *Kimmon Manufacturing Co., Ltd.                                                       41,000            34,441
 *Kimura Chemical Plants Co., Ltd.                                                     27,000            33,775
  Kinki Coca-Cola Bottling Co., Ltd.                                                   86,000           568,517
 *Kinki Nippon Tourist Co., Ltd.                                                      133,000           307,241
  Kinki Sharyo Co., Ltd., Nagaokakyo                                                  101,000           267,440
*#Kinsho Corp.                                                                         21,000            39,308
*#Kinugawa Rubber Industrial Co., Ltd.                                                 83,000           157,633
  Kioritz Corp.                                                                        96,000           173,557
 #Kishu Paper Co., Ltd.                                                               125,000           197,453
  Kisoji Co., Ltd.                                                                     22,000           271,987
*#Kitagawa Iron Works Co., Ltd.                                                       124,000           183,419
  Kita-Nippon Bank, Ltd.                                                                8,506           358,041
  Kitano Construction Corp.                                                            97,000           150,566
  Kitazawa Sangyo Co., Ltd.                                                            17,500            28,123
  Kitz Corp.                                                                          234,000           303,397
  Koa Corp.                                                                            58,000           415,723
 #Koatsu Gas Kogyo Co., Ltd.                                                           78,000           240,011
  Kobayashi Yoko Co., Ltd.                                                              8,000           138,861
  Kodensha Co., Ltd.                                                                   14,000            36,815
  Koekisha Co., Ltd.                                                                    4,900           107,378
 #Kohnan Shoji Co., Ltd.                                                               20,590           303,248
  Kohsoku Corp.                                                                         6,700            45,515
  Koike Sanso Kogyo Co., Ltd.                                                          30,000            36,980
  Koito Industries, Ltd.                                                               31,000            97,370
 #Kojima Co., Ltd.                                                                     40,000           238,495
 *Kokune Corp.                                                                         42,000               383
  Kokusai Kogyo Co., Ltd.                                                              47,000           144,622
  Komai Tekko, Inc.                                                                    53,000   $       106,465
 *Komatsu Electronics Metals Co., Ltd.                                                 39,600           350,731
  Komatsu Seiren Co., Ltd.                                                             53,000           136,468
  Komatsu Wall Industry Co., Ltd.                                                      14,000           180,625
  Konaka Co., Ltd.                                                                     29,700           200,947
  Konami Sports Corp.                                                                  35,300           551,482
  Kondotec, Inc.                                                                       12,500            62,774
  Konishi Co., Ltd.                                                                    28,000           220,124
  Kosaido Co., Ltd.                                                                    34,000           305,789
 *Kosei Securities Co., Ltd.                                                          137,000           283,957
  Kumiai Chemical Industry Co., Ltd.,
    Tokyo                                                                             108,000           165,668
  Kurabo Industries, Ltd.                                                             306,000           455,424
 #Kurimoto, Ltd.                                                                      166,000           307,688
  Kuroda Electric Co., Ltd.                                                            18,000           581,812
  Kurosaki Harima Corp.                                                                96,000           128,853
  Kyoden Co., Ltd.                                                                     68,000           329,693
  Kyodo Printing Co., Ltd.                                                            112,000           329,292
 #Kyodo Shiryo Co., Ltd.                                                              145,000           148,283
  Kyoei Sangyo Co., Ltd.                                                               44,000           102,447
 #Kyoei Tanker Co., Ltd.                                                               53,000            81,300
  Kyokuto Boeki Kaisha, Ltd.                                                           36,000            82,177
  Kyokuto Kaihatsu Kogyo Co., Ltd.                                                     38,300           300,749
  Kyokuyo Co., Ltd.                                                                   167,000           230,250
 #Kyoritsu Maintenance Co., Ltd.                                                       15,400           224,701
  Kyosan Electric Manufacturing
    Co., Ltd.                                                                          78,000           240,723
  Kyoto Kimono Yuzen Co., Ltd.                                                             79           152,922
  Kyowa Electronic Instruments
    Co., Ltd.                                                                          30,000            67,385
  Kyowa Leather Cloth Co., Ltd.                                                        32,000           146,092
  Kyudenko Corp.                                                                      103,000           411,925
 #Laox Co., Ltd.                                                                       21,000            40,650
 *Lonseal Corp.                                                                        18,000            13,148
*#Look, Inc.                                                                           50,000           279,401
 #MR Max Corp.                                                                         56,300           178,379
 *Macnica, Inc.                                                                        25,700           667,609
  Maeda Road Construction Co., Ltd.                                                   105,000           525,384
  Maezawa Industries, Inc.                                                             27,700           123,679
  Maezawa Kaisei Industries Co., Ltd.                                                  20,600           239,443
  Maezawa Kyuso Industries Co., Ltd.                                                   10,000            71,950
 *Magara Construction Co., Ltd.                                                        61,000            52,356
  Makino Milling Machine Co., Ltd.                                                    114,000           538,148
 *Mamiya-Op Co., Ltd.                                                                  58,000            88,970
  Marche Corp.                                                                          6,100            52,968
  Mars Engineering Corp.                                                               13,000           613,678
  Marubeni Construction Material
    Lease Co., Ltd.                                                                    28,000            37,071
  Marubun Corp.                                                                        37,800           200,183
  Marudai Food Co., Ltd.                                                              164,000           268,042
 *Maruei Department Store Co., Ltd.                                                    72,000            95,982
  Maruha Corp.                                                                        434,000           534,971
 *Maruishi Cycle Industries, Ltd.                                                      33,000            13,258
 #Marusan Securities Co., Ltd.                                                        106,000           544,905
  Maruwa Co., Ltd.                                                                     13,000           141,728
  Maruwn Corp.                                                                         44,000           108,072
  Maruya Co., Ltd.                                                                     14,000            93,316
  Maruyama Manufacturing Co., Inc.                                                     73,000            89,317
*#Maruzen Co., Ltd.                                                                   179,000           258,236
  Maruzen Co., Ltd.                                                                    13,000            53,771
  Maruzen Showa Unyu Co., Ltd.                                                        122,000           272,918

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Maspro Denkoh Corp.                                                                  27,000   $       263,787
  Matsuda Sangyo Co., Ltd.                                                             27,000           185,637
  Matsui Construction Co., Ltd.                                                        40,000           111,030
  Matsuo Bridge Co., Ltd.                                                              37,000           102,027
 #Matsuya Co., Ltd.                                                                    74,000           310,811
  Matsuya Foods Co., Ltd.                                                              20,000           422,754
  Matsuzakaya Co., Ltd.                                                               189,077           685,387
*#Max Co., Ltd.                                                                        69,000           590,961
*#Megachips Corp.                                                                      21,700           202,496
*#Meidensha Corp.                                                                     378,050           780,125
 *Meiji Machine Co., Ltd.                                                              55,000            32,140
  Meiji Shipping Co., Ltd.                                                             47,000           128,744
 *Meisei Industrial Co., Ltd.                                                          29,000            82,615
 #Meito Sangyo Co., Ltd.                                                               38,000           451,753
  Meito Transportation Co., Ltd.                                                        9,000            74,123
  Meiwa Estate Co., Ltd.                                                               34,000           273,192
  Meiwa Industry Co., Ltd.                                                             15,000            33,966
 *Meiwa Trading Co., Ltd.                                                              55,000            76,333
  Melco Holdings, Inc.                                                                  9,000           244,065
  Mercian Corp.                                                                       212,000           425,858
  Mikuni Coca-Cola Bottling Co., Ltd.                                                  60,000           444,302
 #Milbon Co., Ltd.                                                                     13,200           338,075
 #Mimasu Semiconductor Industry
    Co., Ltd.                                                                          30,000           369,248
  Ministop Co., Ltd.                                                                   36,700           539,844
  Mirai Group Co., Ltd.                                                                49,000            91,718
  Miroku Jyoho Service Co., Ltd.                                                       12,000            79,985
 *Misawa Homes Holdings, Inc.                                                         262,900           355,270
 #Misawa Resort Co., Ltd.                                                              40,000            81,081
 *Mito Securities Co., Ltd.                                                            63,000           151,287
  Mitsuba Corp.                                                                        47,000           191,399
 *Mitsubishi Cable Industries, Ltd.                                                   241,000           235,455
 *Mitsubishi Kakoki Kaisha, Ltd.                                                      117,000           152,767
*#Mitsubishi Paper Mills, Ltd.                                                        406,000           548,649
  Mitsubishi Pencil Co., Ltd.                                                          61,000           388,212
 #Mitsubishi Plastics, Inc.                                                           310,000           761,414
  Mitsubishi Shindoh Co., Ltd.                                                         82,000           137,016
 #Mitsubishi Steel Manufacturing Co.,
    Ltd.                                                                              253,000           288,760
  Mitsuboshi Belting, Ltd.                                                            153,000           444,248
 #Mitsui High-Tec, Inc.                                                                58,000           690,048
  Mitsui Home Co., Ltd.                                                                97,000           365,787
 *Mitsui Knowledge Industry Co., Ltd.                                                   8,800            70,146
*#Mitsui Matsushima Co., Ltd.                                                          90,000           107,652
 *Mitsui Mining Co., Ltd.                                                             225,000           149,973
 #Mitsui Sugar Co., Ltd.                                                              116,000           216,070
 #Mitsui-Soko Co., Ltd.                                                               204,000           454,492
  Mitsumura Printing Co., Ltd.                                                         49,000           236,678
  Mitsuuroko Co., Ltd.                                                                 76,000           417,750
  Miura Co., Ltd.                                                                      52,100           620,805
  Miura Printing Corp.                                                                 16,000            49,671
  Miyaji Engineering Group                                                             90,000           138,879
  Miyazaki Bank, Ltd.                                                                  83,000           300,110
 #Miyoshi Oil & Fat Co., Ltd.                                                         120,000           225,712
 #Miyuki Keori Co., Ltd.                                                               50,000           137,874
  Mizuno Corp.                                                                        165,000           567,979
 *Momiji Holdings, Inc.                                                                   190           400,749
  Morinaga & Co., Ltd.                                                                340,000           589,847
 *Morishita Jinton Co., Ltd.                                                           19,800            72,316
  Morita Corp.                                                                         59,000           197,170
 #Moritex Corp.                                                                        15,000           142,440
  Morozoff, Ltd., Osaka                                                                50,000   $        89,938
  Mory Industries, Inc.                                                                66,000           131,373
  Mos Food Services, Inc.                                                              47,000           392,668
  Moshi Moshi Hotline, Inc.                                                             7,250           509,724
 *Mutoh Industries, Ltd.                                                               61,000           128,104
  Mutow Co., Ltd.                                                                      38,000           126,991
  Myojo Foods Co., Ltd.                                                                25,000            63,002
 #NAC Co., Ltd.                                                                        13,000            96,859
  NEC Infrontia Corp.                                                                 167,000           419,330
 #NEC System Integration &
    Construction, Ltd.                                                                 53,000           396,339
*#NEC Tokin Corp.                                                                      86,000           467,221
  Nabtesco Corp.                                                                      210,000         1,106,373
 #Nachi-Fujikoshi Corp.                                                               433,000           933,053
 #Nagano Bank, Ltd.                                                                   122,000           364,262
 *Nagano Japan Radio Co., Ltd.                                                         27,000            35,007
 #Nagatanien Co., Ltd.                                                                 56,000           406,501
 *Naigai Co., Ltd.                                                                    109,000            84,596
  Nakabayashi Co., Ltd.                                                                76,000           114,500
 #Nakamuraya Co., Ltd.                                                                 85,000           211,103
*#Nakano Corp.                                                                         66,000            65,687
 *Nakayama Steel Works, Ltd.                                                          165,000           335,966
  Nakayo Telecommunications, Inc.                                                      16,000            59,021
  Neturen Co., Ltd., Tokyo                                                             52,000           206,063
  New Japan Radio Co., Ltd.                                                            48,000           538,203
  Nichia Steel Works, Ltd.                                                             52,900           138,143
  Nichias Corp.                                                                       237,000           627,557
 #Nichiban Co., Ltd.                                                                   58,000           156,227
 *Nichiboshin, Ltd.                                                                     1,190             1,087
  Nichiha Corp.                                                                        64,980           741,645
 #Nichimo Co., Ltd.                                                                    54,000            90,230
*#Nichimo Corp.                                                                        85,000            48,119
 #Nichireki Co., Ltd.                                                                  44,000           146,238
 #Nichiro Corp.                                                                       289,000           337,765
  Nidec Tosok Corp.                                                                    13,000           182,798
  Nihon Dempa Kogyo Co., Ltd.                                                          28,000           440,248
  Nihon Eslead Corp.                                                                    9,500           166,545
  Nihon Inter Electronics Corp.                                                        27,000           165,175
  Nihon Kagaku Sangyo Co., Ltd.                                                        14,000            43,718
 *Nihon Kentetsu Co., Ltd.                                                             27,000            32,295
  Nihon Kohden Corp.                                                                   85,000           558,026
  Nihon Matai Co., Ltd.                                                                50,000            90,394
  Nihon Nohyaku Co., Ltd.                                                             103,000           184,332
  Nihon Parkerizing Co., Ltd.                                                          92,000           400,694
 *Nihon Seiko Co., Ltd.                                                                11,000            27,721
  Nihon Shokuh Kako Co., Ltd.                                                          26,000            48,667
  Nihon Spindle Manufacturing Co., Ltd.                                                56,000            72,096
  Nihon Tokushu Toryo Co., Ltd.                                                        35,000           127,831
 #Nikken Chemicals Co., Ltd.                                                          130,000           377,465
  Nikkiso Co., Ltd.                                                                   107,000           385,911
  Nikko Co., Ltd., Akashi                                                              52,000           142,440
 *Nippei Toyama Corp.                                                                  34,000            62,400
 *Nippon Avionics Co., Ltd.                                                            19,000            31,748
  Nippon Beet Sugar Manufacturing
    Co., Ltd.                                                                         216,000           327,392
*#Nippon Carbide Industries Co., Inc.,
    Tokyo                                                                             101,000           101,443
*#Nippon Carbon Co., Ltd.                                                             177,000           226,260
 #Nippon Ceramic Co., Ltd.                                                             32,000           281,958
  Nippon Chemical Industrial Co., Ltd.                                                131,000           424,626
  Nippon Chemi-Con Corp.                                                              159,000           598,137

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Nippon Chemiphar Co., Ltd.                                                           49,000   $       137,801
  Nippon Chutetsukan KK                                                                44,000            74,726
 *Nippon Concrete Industries Co., Ltd.                                                 65,000            73,594
  Nippon Conlux Co., Ltd.                                                              30,000           190,376
 *Nippon Conveyor Co., Ltd.                                                            43,000            31,017
 #Nippon Denko Co., Ltd.                                                              159,000           251,160
 #Nippon Densetsu Kogyo Co., Ltd.                                                      81,000           303,232
  Nippon Denwa Shisetu Co., Ltd.                                                       90,000           262,966
  Nippon Felt Co., Ltd.                                                                28,000            84,368
 #Nippon Fine Chemical Co., Ltd.                                                       40,000           147,188
  Nippon Flour Mills Co., Ltd.                                                        186,000           660,647
 *Nippon Foil Mfg., Co., Ltd.                                                          21,000            26,844
 *Nippon Formula Feed Manufacturing
    Co., Ltd.                                                                         100,000           133,309
  Nippon Gas Co., Ltd.                                                                 62,000           524,781
  Nippon Hume Corp.                                                                    43,000            82,843
 #Nippon Kanzai Co., Ltd.                                                              27,200           396,377
*#Nippon Kasei Chemical Co., Ltd.                                                     154,000           179,985
 *Nippon Kinzoku Co., Ltd.                                                             93,000           106,145
  Nippon Koei Co., Ltd., Tokyo                                                        107,000           218,846
  Nippon Konpo Unyu Soko Co., Ltd.                                                     92,000           600,621
 *Nippon Koshuha Steel Co., Ltd.                                                      151,000           147,526
*#Nippon Metal Industry Co., Ltd.                                                     230,000           201,607
 *Nippon Pigment Co., Ltd.                                                             11,000            25,612
  Nippon Pillar Packing Co., Ltd.                                                      15,000            79,711
 *Nippon Piston Ring Co., Ltd.                                                        104,000           149,087
  Nippon Road Co., Ltd.                                                               147,000           241,600
 #Nippon Seiki Co., Ltd.                                                               76,000           507,962
  Nippon Seisen Co., Ltd.                                                              39,000            85,464
 #Nippon Sharyo, Ltd.                                                                 215,000           437,774
  Nippon Shinpan Co., Ltd.                                                            213,000           472,599
  Nippon Shinyaku Co., Ltd.                                                            73,000           407,259
  Nippon Signal Co., Ltd.                                                             109,000           501,607
  Nippon Soda Co., Ltd.                                                               177,000           399,187
 #Nippon Synthetic Chemical Industry
    Co., Ltd.                                                                         152,000           312,272
  Nippon System Development Co.,
    Ltd.                                                                               32,100           556,592
  Nippon Systemware Co., Ltd.                                                          20,000           163,440
  Nippon Thompson Co., Ltd.                                                            77,000           510,427
  Nippon Tungsten Co., Ltd.                                                            24,000            41,636
  Nippon Valqua Industries, Ltd.                                                      119,000           235,783
 *Nippon Yakin Kogyo Co., Ltd.                                                        117,500           171,658
 *Nippon Yusoki Co., Ltd.                                                              49,000           103,798
  Nishimatsuya Chain Co., Ltd.                                                         30,600           849,379
 *Nishishiba Electric Co., Ltd.                                                        28,000            35,793
*#Nissan Diesel Motor Co., Ltd.                                                       284,000           536,779
  Nissei Plastic Industrial Co., Ltd.                                                  14,000            70,307
 *Nisseki House Industry Co., Ltd.                                                    260,000             2,374
 #Nissha Printing Co., Ltd.                                                            81,000           959,989
 #Nisshin Fire & Marine Insurance
    Co., Ltd.                                                                         201,000           477,173
 #Nisshin Fudosan Co., Ltd.                                                            11,700            96,574
  Nissho Electronics Corp.                                                             23,000           191,107
 *Nissho Iwai-Nichmen Holdings Corp.                                                   68,000           317,275
  Nissin Co., Ltd.                                                                    149,800           600,458
  Nissin Corp.                                                                        150,000           291,728
 *Nissin Electric Co., Ltd.                                                           134,000           349,927
  Nissin Kogyo Co., Ltd.                                                               22,500           498,197
  Nissin Sugar Manufacturing Co., Ltd.                                                 74,000           120,270
  Nissui Pharmaceutical Co., Ltd.                                                      20,000           105,004
 *Nitchitsu Co., Ltd.                                                                  14,000   $        17,513
  Nitta Corp.                                                                          42,000           518,481
  Nittan Valve Co., Ltd.                                                               18,000            47,663
  Nittetsu Mining Co., Ltd.                                                           118,000           276,899
 *Nittetsu Steel Sheet Corp.                                                           84,000           152,630
  Nitto Boseki Co., Ltd.                                                              364,000           422,096
  Nitto Electric Works, Ltd.                                                           59,000           426,662
 #Nitto Flour Milling Co., Ltd.                                                        54,000           114,883
  Nitto Kohki Co., Ltd.                                                                25,000           380,752
  Nitto Seiko Co., Ltd.                                                                56,000            70,051
  Nitto Seimo Co., Ltd.                                                                32,000            94,668
*#Nittoc Construction Co., Ltd.                                                        61,000           144,814
  Noda Corp.                                                                            1,300             5,045
  Nohmi Bosai, Ltd.                                                                    59,000           262,893
  Nomura Co., Ltd.                                                                     26,000            99,945
  Noritake Co., Ltd.                                                                  178,000           576,972
 #Nosan Corp.                                                                         201,000           350,539
  O-M, Ltd.                                                                            46,000            57,542
 *OKK Corp.                                                                           101,000            94,065
  OSG Corp.                                                                            86,000           627,411
 *Obayashi Road Corp.                                                                  65,000           115,139
  Odakyu Construction Co., Ltd.                                                        29,000            68,846
  Odakyu Real Estate Co., Ltd.                                                         58,000           126,041
  Oenon Holdings, Inc.                                                                 74,000           150,000
 *Ohki Corp.                                                                           73,000            83,318
 *Ohmori Co., Ltd.                                                                    184,000            16,801
 *Oie Sangyo Co., Ltd.                                                                    400             2,736
  Oiles Corp.                                                                          30,000           580,716
  Okabe Co., Ltd.                                                                      29,000            80,762
  Okamoto Industries, Inc.                                                            212,000           480,059
 *Okamoto Machine Tool Works, Ltd.                                                     33,000            82,259
 *Okaya Electric Industries Co., Ltd.                                                  16,000            34,332
 *Oki Electric Cable Co., Ltd.                                                         56,000            95,617
  Okinawa Electric Power Co., Ltd.                                                     20,000           547,845
 *Okuma and Howa Machinery, Ltd.                                                       69,000            88,833
*#Okuma Corp.                                                                         163,000           363,148
 #Okura Industrial Co., Ltd.                                                           96,000           699,489
  Okuwa Co., Ltd.                                                                      59,000           588,276
  Olympic Corp.                                                                        31,000           389,198
 *Omikenshi Co., Ltd.                                                                  53,000            26,132
 *Ono Sokki Co., Ltd.                                                                  43,000           133,492
  Organo Corp.                                                                        101,000           415,915
 *Orient Watch Co., Ltd.                                                               12,000             4,492
 #Oriental Construction Co., Ltd.                                                      39,000           159,533
  Oriental Yeast Co., Ltd.                                                             34,000           219,485
  Origin Electric Co., Ltd.                                                            54,000           239,628
  Osaka Securities Finance Co., Ltd.                                                   54,000           111,432
  Osaka Steel Co., Ltd.                                                                52,000           412,126
  Osaki Electric Co., Ltd.                                                             56,000           267,422
  Oyo Corp.                                                                            40,000           260,409
 #P.S. Mitsubishi Construction Co., Ltd.                                               35,000           143,809
  PCA Corp.                                                                             6,500            57,569
  Pacific Industrial Co., Ltd.                                                         68,000           197,443
 #Parco Co., Ltd.                                                                      82,000           414,792
 *Pasco Corp.                                                                         111,500           335,966
 *Patlite Corp.                                                                         5,000            87,655
 *Penta-Ocean Construction Co., Ltd.                                                  379,000           352,977
 #Pentax Corp.                                                                        180,000           747,809
  Petrolub International Co., Ltd.                                                     12,900            53,004
  Pigeon Corp.                                                                         37,000           422,297
  Pilot Corp.                                                                              32            92,038

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Piolax, Inc.                                                                          8,800   $       112,089
  Pocket Card Co., Ltd.                                                                41,000           378,853
 #Pokka Corp.                                                                          48,000           135,866
  Poplar Co., Ltd.                                                                      7,260            73,382
  Posful Corp.                                                                         26,000           170,928
*#Press Kogyo Co., Ltd.                                                               143,000           301,616
*#Prima Meat Packers, Ltd.                                                            230,000           201,607
*#Privee Zurich Turnaround Group
    Co., Ltd.                                                                          21,000           348,786
  Pulstec Industrial Co., Ltd.                                                         21,200           136,468
  Q'Sai Co., Ltd.                                                                      42,000           299,124
  Raito Kogyo Co., Ltd.                                                                84,900           281,398
 #Rasa Industries, Ltd.                                                               119,000           228,178
 *Real Property                                                                        43,900                 0
*#Renown, Inc.                                                                        402,000           381,739
 #Resorttrust Inc.                                                                     28,600           620,206
  Rheon Automatic Machinery Co., Ltd.                                                  40,000           112,856
  Rhythm Watch Co., Ltd.                                                              344,000           502,557
 *Ricoh Elemex Corp.                                                                   20,000            67,568
  Ricoh Leasing Co., Ltd.                                                              10,000           185,354
  Right On Co., Ltd.                                                                   21,000           619,339
  Riken Corp.                                                                         193,000           585,062
  Riken Keiki Co., Ltd.                                                                33,000           141,015
  Riken Technos Corp.                                                                  93,000           264,938
  Riken Vitamin Co., Ltd.                                                              24,000           306,793
 #Ringer Hut Co., Ltd.                                                                 26,000           250,219
 #Rock Field Co., Ltd.                                                                 14,000           155,442
  Rohto Pharmaceutical Co., Ltd.                                                       56,000           453,031
  Roland Corp.                                                                         26,400           320,599
 *Round One Corp.                                                                          58           104,858
 #Royal Co., Ltd.                                                                      52,000           465,303
 *Ryobi, Ltd.                                                                         238,000           628,032
  Ryoden Trading Co., Ltd.                                                             57,000           244,613
  Ryosan Co., Ltd.                                                                      1,700            26,093
 #Ryoyo Electro Corp.                                                                  40,000           401,753
 #S Foods, Inc.                                                                        28,000           191,746
 *S Science Co., Ltd.                                                                 139,000            63,459
  S.T. Chemical Co., Ltd.                                                              48,000           361,578
  SMK Corp.                                                                           127,000           424,416
  SNT Corp.                                                                            15,000            49,306
 *SPC Electronics Corp.                                                                29,000           103,798
  SPK Corp.                                                                             3,100            35,410
  SRL, Inc.                                                                            42,000           321,750
 *SXL Corp.                                                                           101,000           164,153
  Saeki Kensetsu Kogyo Co., Ltd.                                                       71,000            64,180
 #Sagami Chain Co., Ltd.                                                               37,000           305,743
  Sagami Co., Ltd.                                                                     51,000           185,802
 *Sailor Pen Co., Ltd.                                                                 44,000           161,505
 #Saizeriya Co., Ltd.                                                                  78,100           738,071
  Sakai Chemical Industry Co., Ltd.                                                   141,000           503,388
  Sakai Heavy Industries, Ltd.                                                         60,000           104,638
*#Sakai Ovex Co., Ltd.                                                                 85,000           124,954
  Sakata Inx Corp.                                                                     92,000           299,050
  Sakata Seed                                                                          17,900           186,322
 *Sakurada Co., Ltd.                                                                   38,000            29,839
  Sala Corp.                                                                           41,000           163,970
  San-Ai Oil Co., Ltd.                                                                 98,000           284,551
*#Sanix, Inc.                                                                          28,600           228,497
  Sankei Building Co., Ltd.                                                            69,000           207,277
  Sanki Engineering Co., Ltd.                                                         105,000           533,053
  Sanko Co., Ltd.                                                                       2,000            10,409
  Sanko Metal Industrial Co., Ltd.,
    Tokyo                                                                              54,000   $        84,806
*#Sankyo Seiki Manufacturing Co., Ltd.                                                 76,000           482,286
  Sankyo Seiko Co., Ltd.                                                               86,000           261,487
 #Sankyu, Inc., Tokyo                                                                 415,000           439,554
  Sanoh Industrial Co., Ltd.                                                           53,000           239,545
  Sanshin Electronics Co., Ltd.                                                        45,000           255,159
  Sanyo Denki Co., Ltd.                                                                65,000           148,968
 #Sanyo Electric Credit Co., Ltd.                                                      43,100           639,889
  Sanyo Engineering & Construction,
    Inc.                                                                               21,000            57,524
  Sanyo Industries, Ltd., Tokyo                                                        48,000           115,705
 #Sanyo Special Steel Co., Ltd.                                                       207,000           291,070
 *Sasebo Heavy Industries Co., Ltd.,
    Tokyo                                                                             201,000           167,011
 *Sata Construction Co., Ltd.,
    Gumma                                                                              61,000            54,584
  Sato Shoji Corp.                                                                     31,000           117,184
  Satori Electric Co., Ltd.                                                            10,400           125,347
 *Sawafugji Electric Co., Ltd.                                                         31,000            58,026
  Secom Techno Service Co., Ltd.                                                       10,500           278,031
 #Seijo Corp.                                                                           8,000            89,116
  Seika Corp.                                                                         145,000           197,270
 *Seikitokyu Kogyo Co., Ltd.                                                           86,000            83,236
 *Seiko Corp.                                                                         102,407           532,980
  Seiren Co., Ltd.                                                                     81,000           454,849
 #Sekisui Jushi Co., Ltd.                                                              59,000           251,580
  Sekisui Plastics Co., Ltd.                                                          126,000           281,866
  Sekiwa Real Eastate, Ltd.                                                            16,000           115,267
  Sekiwa Real Estate Chubu, Ltd.                                                        7,000            29,081
  Senko Co., Ltd.                                                                     205,000           514,746
  Senshukai Co., Ltd.                                                                  70,000           734,387
  Shaddy Co., Ltd.                                                                     27,000           254,912
*#Shibaura Mechatronics Corp.                                                          71,000           536,130
  Shibusawa Warehouse Co., Ltd.                                                        94,000           189,682
 #Shibuya Kogyo Co., Ltd.                                                              54,000           461,998
*#Shikibo, Ltd.                                                                       155,000           178,324
  Shikoku Chemicals Corp.                                                              89,000           316,116
  Shikoku Coca-Cola Bottling Co., Ltd.                                                 31,000           307,679
  Shimizu Bank, Ltd.                                                                   12,600           587,893
  Shin Nippon Air Technologies
    Co., Ltd.                                                                          31,180           119,573
  Shinagawa Refractories Co., Ltd.                                                     82,000           163,970
 *Shindengen Electric Manufacturing
    Co., Ltd.                                                                         106,000           281,647
  Shin-Etsu Polymer Co., Ltd.                                                         111,000           687,162
  Shinkawa, Ltd.                                                                       21,000           396,914
  Shin-Keisei Electric Railway Co., Ltd.                                               45,000           145,864
  Shinki Co., Ltd.                                                                     61,000           215,550
 #Shinko Electric Co., Ltd.                                                           257,000           650,009
  Shinko Plantech Co., Ltd.                                                            27,000            27,365
  Shinko Shoji Co., Ltd.                                                               29,000           155,962
  Shin-Kobe Electric Machinery
    Co., Ltd.                                                                          71,000           223,658
  Shinmaywa Industries, Ltd.                                                          148,000           436,487
*#Shinsho Corp.                                                                       110,000           168,736
*#Shinwa Kaiun Kaisha, Ltd.                                                           238,000           339,007
  Shinyei Kaisha                                                                       54,000            78,890
  Shiroki Co., Ltd.                                                                   132,000           272,389
  Shizuki Electric Co., Inc.                                                           23,000            48,512
 #Sho-Bond Corp.                                                                       39,100           193,501

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Shobunsha Publications, Inc.                                                         25,000   $       315,011
*#Shochiku Co., Ltd.                                                                   99,000           629,145
 #Shoei Co., Ltd.                                                                      14,900           166,795
  Shoei Foods Corp.                                                                    14,000            55,606
  Shoko Co., Ltd.                                                                     156,000           199,416
  Shokusan Bank, Ltd.                                                                  52,000           175,676
  Showa Aircraft Industry Co., Ltd.                                                    22,000            72,745
*#Showa Electric Wire & Cable
    Co., Ltd., Kawasaki                                                               270,000           318,024
 #Showa Highpolymer Co., Ltd.                                                          67,000           167,011
  Showa Mining Co., Ltd.                                                               36,000            43,718
 #Showa Sangyo Co., Ltd.                                                              282,000           584,496
  Showa Tansan Co., Ltd.                                                               21,000            58,099
 #Siix Corp.                                                                            6,000            94,777
  Silver Ox Inc.                                                                       30,000            66,289
*#Silver Seiko, Ltd.                                                                   87,000            36,541
  Sinanen Co., Ltd.                                                                   160,000           672,023
  Sintokogio, Ltd., Nagoya                                                             70,000           194,942
  Snow Brand Seed Co., Ltd.                                                            16,000            48,941
  Soda Nikka Co., Ltd.                                                                 35,000            59,441
*#Sodick Co., Ltd.                                                                     64,000           447,042
 *Software Research Associates, Inc.                                                    6,200            40,646
 #Sogo Medical Co., Ltd.                                                                8,800           239,847
 *Sokkisha Co., Ltd.                                                                   40,000            54,054
  Sonton Food Industry Co., Ltd.                                                       15,000           114,637
 #Sorun Corp.                                                                          41,000           223,868
  Sotetsu Rosen Co., Ltd.                                                              44,000           273,996
  Sotoh Co., Ltd.                                                                      12,000            98,393
  Space Co., Ltd.                                                                       9,400            60,681
  Star Micronics Co., Ltd.                                                             59,000           338,851
  Starzen Corp.                                                                       126,000           195,581
  Stella Chemifa Corp.                                                                 14,000           178,707
  Subaru Enterprise Co., Ltd.                                                          36,000           104,200
  Sumida Corp.                                                                         17,600           509,423
 *Suminoe Textile Co., Ltd.                                                            95,000           142,257
 *Sumitomo Coal Mining Co., Ltd.                                                       90,500            49,580
  Sumitomo Densetsu Co., Ltd.                                                          50,700           134,712
*#Sumitomo Light Metal Industries, Ltd.                                               493,000           567,184
*#Sumitomo Mitsui Construction Co., Ltd.                                              413,600           302,118
  Sumitomo Pipe & Tube Co., Ltd.                                                       35,000            71,905
  Sumitomo Precision Products Co.,
    Ltd., Amagasaki City                                                               66,000           177,776
 #Sumitomo Seika Chemicals Co., Ltd.                                                  102,000           239,354
 #Sumitomo Special Metals Co., Ltd.                                                    76,000           834,113
  Sumitomo Warehouse Co., Ltd.                                                        172,000           457,013
 *Sun Wave Corp.                                                                       62,000           218,517
  SunTelephone Co., Ltd.                                                               44,000           167,933
 #Suruga Corp.                                                                         11,000           130,570
 *Suzutan Co., Ltd.                                                                    62,000            72,462
 #Sysmex Corp.                                                                         23,700           516,111
 #T.Hasegawa Co., Ltd.                                                                 35,900           409,743
*#TC Properties Co., Ltd.                                                             144,650           843,968
*#TC Properties Co., Ltd.                                                             579,000                 0
 *TCM Corp.                                                                           146,000           274,617
 *TDF Corp.                                                                            11,000            39,271
  TKC Corp.                                                                            39,500           517,554
  TOC Co., Ltd.                                                                        80,000           431,702
  TYK Corp.                                                                            67,000           122,964
  Tabai Espec Corp.                                                                    34,000           355,460
  Tachihi Enterprise Co., Ltd.                                                         17,000           357,789
  Tachikawa Corp.                                                                      14,000            69,029
  Tachi-S Co., Ltd.                                                                    21,100   $       146,421
  Tadano, Ltd.                                                                        161,000           495,407
  Taihei Dengyo Kaisha, Ltd.                                                           55,000           151,662
*#Taihei Kogyo Co., Ltd.                                                              114,000           118,663
 *Taiheiyo Kouhatsu, Inc.                                                              90,000            69,850
  Taiho Kogyo Co., Ltd.                                                                30,000           245,435
  Taikisha, Ltd.                                                                       97,000         1,078,762
  Taisei Rotec Corp.                                                                  110,000           163,714
 *Taisei U-lec Co., Ltd.                                                              134,000           196,987
 #Taito Co., Ltd.                                                                      70,000           171,932
  Taito Corp.                                                                             410           535,336
 #Taiyo Toyo Sanso Co., Ltd.                                                          232,000           648,210
  Takada Kiko Co., Ltd.                                                                31,000           125,393
 *Takagi Securities Co., Ltd.                                                          94,000           225,731
  Takamatsu Corp.                                                                      19,500           338,294
  Takano Co., Ltd.                                                                     15,000           186,267
 *Takaoka Electric Manufacturing Co.,
    Ltd., Tokyo                                                                       156,000           182,323
 *Taka-Q Co., Ltd.                                                                     34,500            34,336
  Takara Printing Co., Ltd.                                                             6,000            44,047
 *Takarabune Corp.                                                                     26,000               237
  Takasago International Corp.                                                        136,000           490,504
  Takasago Thermal Engineering Co.,
    Ltd.                                                                              106,000           582,652
 *Takashima & Co., Ltd.                                                                60,000            97,516
  Takigami Steel Construction Co., Ltd.                                                18,000            72,316
  Takiron Co., Ltd.                                                                    98,000           304,237
  Takuma Co., Ltd.                                                                    108,000           565,048
  Tamura Corp.                                                                         93,000           332,871
 *Tamura Electric Works, Ltd.                                                          74,000           233,784
  Tanseisha Co., Ltd.                                                                  26,000            81,428
 #Tasaki Shinju Co., Ltd.                                                              53,000           157,761
  Tateho Chemical Industries Co., Ltd.                                                 26,500            69,928
  Tatsuta Electric Wire & Cable
    Co., Ltd.                                                                         106,000           141,308
  Taya Co., Ltd.                                                                        5,000            42,458
  Tayca Corp.                                                                          74,000           191,216
 *Teac Corp.                                                                           88,000           123,740
  Techno Ryowa, Ltd.                                                                   16,400            66,636
  Tecmo, Ltd.                                                                          22,000           226,187
  Teikoku Hormone Manufacturing
    Co., Ltd.                                                                          33,000           237,135
 #Teikoku Piston Ring Co., Ltd.                                                        42,000           145,727
  Teikoku Sen-I Co., Ltd.                                                              39,000           123,567
  Teikoku Tsushin Kogyo Co., Ltd.                                                      73,000           249,954
  Tekken Corp.                                                                        194,000           258,619
  Ten Allied Co., Ltd.                                                                 37,000           131,757
  Tenma Corp.                                                                          41,000           390,084
  Teraoka Seisakusho Co., Ltd.                                                         29,000           278,031
  Tetra Co., Ltd., Tokyo                                                               41,000            75,247
 *The Daito Bank, Ltd.                                                                114,000           236,286
 #The Nisshin Oillio Group, Ltd.                                                      196,000           486,779
  Three F Co., Ltd.                                                                     5,300            30,004
  Tigers Polymer Corp.                                                                 16,000            56,099
 *Titan Kogyo KK                                                                       36,000            46,019
 #Toa Corp.                                                                           247,000           279,657
 #Toa Doro Kogyo Co., Ltd.                                                             65,000           118,700
  Toa Oil Co., Ltd.                                                                   145,000           206,538
 *Toabo Corp.                                                                          73,000            34,660
  Toagosei Co., Ltd.                                                                  292,719           553,258
 *Tobu Store Co., Ltd.                                                                 71,000           116,043

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Tochigi Fuji Industrial Co., Ltd.                                                    51,000   $       128,059
  Toda Kogyo Corp.                                                                     68,000           283,747
 #Todentu Corp.                                                                        57,000           107,734
  Toei Co., Ltd.                                                                      185,000           554,054
  Toenec Corp.                                                                        101,000           300,639
  Tohcello Co., Ltd.                                                                   21,000            49,470
  Toho Co., Ltd.                                                                       35,000           261,733
  Toho Real Estate Co., Ltd.                                                           98,000           365,979
 #Toho Titanium Co., Ltd.                                                              44,000           335,464
  Toho Zinc Co., Ltd.                                                                 156,000           253,543
  Tohoku Bank, Ltd.                                                                    63,000           120,225
  Tohoku Misawa Homes Co., Ltd.                                                        24,000            98,174
  Tohoku Pioneer Corp.                                                                 24,800           396,501
  Tohoku Telecommunications
    Construction Co., Ltd.                                                             17,000            42,997
 *Tohpe Corp.                                                                          36,000            31,227
  Tohto Suisan Co., Ltd.                                                               54,000            84,806
 #Tokai Carbon Co., Ltd.                                                              253,000           630,652
*#Tokai Corp.                                                                         108,000           437,838
*#Tokai Kanko Co., Ltd.                                                               333,000            91,216
 *Tokai Konetsu Kogyo Co., Ltd.                                                        15,000            31,090
 #Tokai Pulp & Paper Co., Ltd.                                                         88,000           323,010
 *Tokai Senko KK, Nagoya                                                               47,000            42,485
 *Tokai Tokyo Securities Co., Ltd.                                                    366,250           792,561
 #Tokico, Ltd.                                                                        189,000           471,120
 *Tokimec, Inc.                                                                       119,000           208,619
  Toko Electric Corp.                                                                  39,000           101,488
 #Toko, Inc.                                                                          129,000           347,471
  Tokushima Bank, Ltd.                                                                 61,200           390,603
  Tokushu Paper Manufacturing
    Co., Ltd.                                                                          63,000           230,670
  Tokyo Biso Kogyo Corp.                                                               13,000            64,217
 #Tokyo Denpa Co., Ltd.                                                                11,000           195,855
  Tokyo Dome Corp.                                                                    233,000           699,936
  Tokyo Energy & Systems, Inc.                                                         49,000           156,592
  Tokyo Kikai Seisakusho, Ltd.                                                        132,000           318,189
  Tokyo Leasing Co., Ltd.                                                              86,000           512,765
  Tokyo Nissan Auto Sales Co., Ltd.                                                    97,000           231,163
  Tokyo Rakutenchi Co., Ltd.                                                           92,000           331,812
 *Tokyo Rope Manufacturing Co., Ltd.                                                  202,000           191,819
  Tokyo Sangyo Co., Ltd.                                                               36,500            97,316
  Tokyo Soir Co., Ltd.                                                                 17,000            42,997
 *Tokyo Tekko Co., Ltd.                                                                67,000           150,493
  Tokyo Theatres Co., Inc., Tokyo                                                     116,000           119,686
  Tokyo Tomin Bank, Ltd.                                                               45,200           739,989
  Tokyotokeiba Co., Ltd.                                                              422,000           489,354
 #Tokyu Community Corp.                                                                19,000           232,469
*#Tokyu Department Store Co., Ltd.                                                    406,000           344,759
  Tokyu Livable Inc.                                                                   22,200           231,689
  Tokyu Recreation Corp.                                                               32,000           164,792
  Tokyu Store Chain Corp.                                                             175,000           648,740
*#Tokyu Tourist Corp.                                                                  92,000            71,402
  Toli Corp.                                                                           83,000           147,781
  Tomato Bank, Ltd.                                                                   128,000           244,266
  Tomen Electronics Corp.                                                              10,000           407,232
  Tomoe Corp.                                                                          56,000            76,698
*#Tomoegawa Paper Co., Ltd.                                                            55,000           185,811
  Tomoku Co., Ltd.                                                                    136,000           253,324
 *Tomy Co., Ltd.                                                                       27,000           377,685
  Tonami Transportation Co., Ltd.                                                     121,000           329,237
  Topcon Corp.                                                                         57,000           378,369
  Topre Corp.                                                                          67,000   $       416,609
  Topy Industries, Ltd.                                                               325,000           765,614
 #Torigoe Co., Ltd.                                                                    35,000           119,522
  Torii Pharmaceutical Co., Ltd.                                                       36,000           540,066
  Torishima Pump Manufacturing Co.,
    Ltd., Osaka                                                                        37,000           173,649
  Tose Co., Ltd.                                                                        6,100            55,698
*#Toshiba Ceramics Co., Ltd.                                                          350,000           917,184
 #Toshiba Machine Co., Ltd.                                                           294,000           883,181
 #Toshiba Plant Kensetsu Co., Ltd.                                                    101,000           272,973
 #Toshiba Tungaloy Co., Ltd.                                                          124,000           545,727
  Tosho Printing Co., Ltd.                                                             81,000           227,054
  Totenko Co., Ltd.                                                                    35,000            67,750
  Totetsu Kogyo Co., Ltd.                                                              53,000           147,599
 *Totoku Electric Co., Ltd., Tokyo                                                     62,000            75,292
  Tottori Bank, Ltd.                                                                  127,000           463,842
  Touei Housing Corp.                                                                  16,700           427,716
  Towa Corp.                                                                           28,000           192,513
  Towa Meccs Corp.                                                                     75,000            63,002
*#Towa Real Estate Development Co.,
    Ltd.                                                                               80,000           130,752
  Toyo Bussan Co., Ltd.                                                                17,600           133,382
*#Toyo Communication Equipment Co.,
    Ltd.                                                                               79,000           331,090
*#Toyo Construction Co., Ltd.                                                         290,000           193,298
 #Toyo Corp.                                                                           43,100           444,302
 #Toyo Electric Co., Ltd.                                                              67,000           210,446
 #Toyo Engineering Corp.                                                              473,000           859,450
 *Toyo Kanetsu KK                                                                     172,000           202,593
  Toyo Kohan Co., Ltd.                                                                125,000           345,827
 #Toyo Radiator Co., Ltd.                                                             104,000           371,293
 *Toyo Securities Co., Ltd.                                                           113,000           300,247
 *Toyo Shutter Co., Ltd.                                                               77,000            70,307
 *Toyo Sugar Refining Co., Ltd.                                                        60,000            63,550
  Toyo Tire & Rubber Co., Ltd.                                                        307,000           616,691
  Toyo Wharf & Warehouse Co., Ltd.                                                    118,000           179,931
 *Trans Cosmos, Inc.                                                                    5,000           118,243
 #Trusco Nakayama Corp.                                                                36,000           426,662
  Tsubaki Nakashima Co., Ltd.                                                          56,000           614,609
  Tsubakimoto Kogyo Co., Ltd.                                                          44,000            72,316
  Tsudakoma Corp.                                                                     101,000           275,740
 *Tsugami Corp.                                                                       124,000           211,724
 *Tsukamoto Co., Ltd.                                                                  44,000            51,826
  Tsukishima Kikai Co., Ltd.                                                           60,000           340,760
  Tsurumi Manufacturing Co., Ltd.                                                      35,000           178,643
 #Tsutsumi Jewelry Co., Ltd.                                                           24,800           591,015
 #Tsutsunaka Plastic Industry Co., Ltd.                                                58,000           186,413
 *Tsuzuki Denki Co., Ltd.                                                              22,000            61,468
  U-Shin, Ltd.                                                                         32,000           131,191
  U.Store Co., Ltd.                                                                    27,000           219,412
  Ube Material Industries, Ltd.                                                       116,000           195,946
  Uchida Yoko Co., Ltd.                                                                72,000           266,253
  Ueki Corp.                                                                           47,000            79,821
  Unicafe, Inc.                                                                         5,460            74,881
  Unimat Offisco Corp.                                                                 27,700           308,059
*#Unitika, Ltd.                                                                       699,000           644,622
 *Utoc Corp.                                                                           68,000            85,683
  Vital-Net, Inc.                                                                      56,300           381,434
  Wakachiku Construction Co., Ltd.                                                    161,000           170,526
 #Wakamoto Pharmaceutical Co., Ltd.                                                    48,000           127,977
  Wakodo Co., Ltd.                                                                      2,000            58,802

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 #Warabeya Nichiyo Co., Ltd.                                                            8,500   $       116,417
 *Watabe Wedding Corp.                                                                  4,900            49,125
 #Watami Food Service Co., Ltd.                                                        54,700           341,126
 *Wondertable, Ltd.                                                                     8,000             9,934
  Wood One Co., Ltd.                                                                   86,000           628,981
  Xebio Co., Ltd.                                                                      12,000           239,956
 *Yachiyo Musen Denki Co., Ltd.                                                         9,000            41,499
  Yahagi Construction Co., Ltd.                                                        59,000           206,328
 #Yaizu Suisankagaku Industry Co., Ltd.                                                14,000           104,821
  Yamaichi Electronics Co., Ltd.                                                       21,000           222,425
  Yamamura Glass Co., Ltd.                                                            155,000           254,748
 *Yamatane Corp.                                                                      131,000           156,693
  Yamato Corp.                                                                         36,000           127,210
  Yamato International, Inc.                                                           43,000           164,116
  Yamato Kogyo Co., Ltd.                                                               96,000           679,328
  Yamaura Corp.                                                                        19,000            57,597
  Yamazen Co., Ltd.                                                                   140,000           250,548
  Yaoko Co., Ltd.                                                                      29,000           410,957
  Yasuda Warehouse Co., Ltd.                                                           27,000            96,393
  Yellow Hat, Ltd., Tokyo                                                              32,000           267,641
  Yokogawa Bridge Corp.                                                                55,400           213,972
  Yokohama Reito Co., Ltd.                                                             55,000           274,197
  Yokowo Co., Ltd.                                                                     28,000           351,534
 #Yomeishu Seizo Co., Ltd.                                                             46,000           335,592
  Yomiuri Land Co., Ltd.                                                              157,000           496,001
  Yondenko Corp.                                                                       50,800           199,916
 #Yonekyu Corp.                                                                        41,500           386,884
  Yonex Co., Ltd.                                                                      19,000            93,682
  Yorozu Corp.                                                                         26,800           182,305
  Yoshimoto Kogyo Co., Ltd.                                                            60,000           441,563
 #Yuasa Corp.                                                                         260,000           496,165
  Yuasa Funashoku Co., Ltd.                                                            33,000            60,866
*#Yuasa Trading Co., Ltd.                                                             174,000           182,706
*#Yuken Kogyo Co., Ltd.                                                                60,000            95,325
  Yuki Gosei Kogyo Co., Ltd.                                                           14,000            34,003
  Yukiguni Maitake Co., Ltd.                                                           26,000           124,635
  Yuraku Real Estate Co., Ltd.                                                         39,000            87,244
  Yurtec Corp.                                                                        101,000           364,271
 #Yushin Precision Equipment Co., Ltd.                                                 15,000           365,687
  Yushiro Chemical Industry Co., Ltd.                                                  10,000            77,611
 *Z-Plus Co., Ltd.                                                                     13,000            16,381
  Zenrin Co., Ltd.                                                                     49,600           389,481
  Zensho Co., Ltd.                                                                     17,000           283,126
 #Zeria Pharmacetical Co., Ltd.                                                        60,000           580,716
    i-LOGISTICS Corp.                                                                  35,000            54,328
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $408,723,841)                                                                               275,907,310
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Japanese Yen
    (Cost $1,045,277)                                                                                 1,046,719
                                                                                                ---------------

                                                                                     FACE
                                                                                    AMOUNT               VALUE+
                                                                                    ------               ------
                                                                                     (000)
RIGHTS/WARRANTS -- (0.0%)
 *BSL Corp. Rights 01/30/04                                                     $       3,950   $             0
 *Kanematsu Corp. Warrants 03/31/06                                                    20,125                 0
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                                   0
                                                                                                ---------------
TOTAL -- JAPAN
  (Cost $409,769,118)                                                                               276,954,029
                                                                                                ---------------
TEMPORARY CASH
  INVESTMENTS -- (22.6%)
  Repuchase Agreement, PNC Capital
    Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $7,330,000 FHLB
    Notes 1.875%, 02/15/05, valued at
    $7,384,975) to be repurchased at
    $7,275,497 (Cost $7,275,000)                                                        7,275         7,275,000
  Repurchase agreement, Mizuho
    Securities USA, 1.05%, 12/01/03
    (Collateralized by $123,762,000 U.S. Treasury Obligations, rates ranging from 2.711% to 10.375%, maturities ranging from 08/15/05 to 02/15/29, valued at $73,726,806)
    to be repurchased at $73,733,257
    (Cost $73,726,806)~                                                                73,727        73,726,806
                                                                                                ---------------
  TOTAL TEMPORARY CASH
    INVESTMENTS
    (Cost $81,001,806)                                                                               81,001,806
                                                                                                ---------------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $490,770,924)++                                                                       $   357,955,835
                                                                                                ===============

----------
 +  See Note B to Financial Statements.
 ~  Security purchased with cash proceeds from securities on loan
 *  Non-Income Producing Securities
 #  Total or Partial Securities on Loan
++  The cost for federal income tax purposes is $493,603,890

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                         NOVEMBER 30, 2003 SHARES VALUE+

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
AUSTRALIA -- (28.0%)
COMMON STOCKS -- (28.0%)
 *A.I., Ltd.                                                                          129,195   $        14,023
  A.P. Eagers, Ltd.                                                                    25,283           118,916
 *AAV, Ltd.                                                                            50,200            57,393
  ABC Learning Centres, Ltd.                                                          133,000           324,325
  ADCorp Australia, Ltd.                                                              116,497            85,140
  AJ Lucas Group, Ltd.                                                                 35,900            57,150
  APN News & Media, Ltd.                                                                    1                 3
  ARB Corporation, Ltd.                                                               116,670           280,282
 *AV Jennings Homes, Ltd.                                                             170,028           227,610
  Abigroup, Ltd.                                                                       73,710           211,746
 *Adsteam Marine, Ltd.                                                                342,628           414,035
  Adtrans Group, Ltd.                                                                  29,000            77,642
 *Agenix, Ltd.                                                                        149,379            76,744
  Alesco Corp., Ltd.                                                                   86,411           368,909
  Altium                                                                              162,100            63,340
  Amalgamated Holdings, Ltd.                                                          195,483           459,717
 *Amity Oil NL                                                                        222,481           157,767
 *Amrad Corp., Ltd.                                                                   135,523            64,722
 *Anateus Energy, Ltd.                                                                193,687            13,034
 *Arc Energy NL                                                                       129,400            86,143
  Ariadne Australia, Ltd.                                                             270,353            73,360
  Aspen Group, Ltd.                                                                    15,795             1,714
  Atlas Pacific, Ltd.                                                                  82,585            13,147
 *AuIron Energy, Ltd.                                                                 260,290            11,677
  Ausdrill, Ltd.                                                                      115,992            62,109
  Ausmelt, Ltd.                                                                        36,118            24,306
  Auspine, Ltd.                                                                        42,618            95,599
 *Austal, Ltd.                                                                        356,800           227,199
 *Austar United Communications, Ltd.                                                  730,792           200,944
 *Austral Coal, Ltd.                                                                  285,300           146,574
  Australian Agricultural Co., Ltd.                                                   155,000           128,982
*#Australian Magnesium Corp., Ltd.                                                    332,383            18,519
 #Australian Pharmaceutical Industries,
    Ltd.                                                                              287,700           566,248
 *Australian Worldwide Exploration,
    Ltd.                                                                              308,100           254,153
 *Auto Group, Ltd.                                                                     41,309            18,533
 *#Autron Corporation, Ltd.                                                           989,247           218,325
  Bank of Queensland, Ltd.                                                                506             3,442
  Beach Petroleum NL                                                                1,814,501           446,410
 *Beaconsfield Gold NL                                                                 89,078            13,214
 *Bendigo Mining NL                                                                 1,712,123           253,973
 *Beyond International, Ltd.                                                           61,256            14,184
 *Biota Holdings, Ltd.                                                                 97,808            35,387
  Blackmores, Ltd.                                                                     27,894           160,060
  Brazin, Ltd.                                                                         98,875           100,164
  Bridgestone Australia, Ltd.                                                          49,000            89,350
  Burswood, Ltd.                                                                      784,148           658,195
  CMI, Ltd.                                                                            32,784            47,919
 *CPI Group, Ltd.                                                                      68,585            46,650
  Cabcharge Austalia, Ltd.                                                            196,800           441,454
  Campbell Brothers, Ltd.                                                              86,099           376,299
 *Cape Range Wireless, Ltd.                                                           619,912            18,391
  Capral Aluminium, Ltd.                                                               28,943            50,682
  Casinos Austria International, Ltd.                                                 258,299           130,834
  Cedar Woods Properties, Ltd.                                                         50,913            51,577
 *Cellestis, Ltd.                                                                      37,209   $        38,502
  Cellnet Telecommunications Group,
    Ltd.                                                                               91,100            63,283
 *Centamin Egypt, Ltd.                                                                996,437           230,727
 #Centennial Coal, Ltd.                                                               447,647           800,075
  Central Equity, Ltd.                                                                129,405           180,720
 *Charter Pacific Corp., Ltd.                                                          72,823            24,240
 *Charters Towers Gold Mines, Ltd.                                                    258,700            42,119
*#Chemeq, Ltd.                                                                        120,000           465,419
 *Chiquita Brands South Pacific, Ltd.                                                 113,500            72,273
 *Circadian Technologies, Ltd.                                                         40,370            55,502
  Citect Corp., Ltd.                                                                  109,822           103,307
  Clough, Ltd.                                                                        817,737           420,117
 #Coates Hire, Ltd.                                                                   472,004           976,810
 #Collection House, Ltd.                                                              176,200           214,197
  Colorado Group, Ltd.                                                                135,243           351,324
  Commander Communications, Ltd.                                                      106,600            84,849
  Consolidated Minerals, Ltd.                                                         251,658           172,995
 *Coplex Resources NL                                                                 231,400            15,070
 *Count Financial, Ltd.                                                               171,200            91,671
  Coventry Group, Ltd.                                                                 58,612           235,384
  Crane Group, Ltd.                                                                    83,106           541,219
  Croesus Mining NL                                                                   798,235           392,770
  Danks Holdings, Ltd.                                                                 10,425            86,072
  Devine, Ltd.                                                                        168,183            76,669
 *Dominion Mining, Ltd.                                                               168,015            80,240
 *Emporer Mines, Ltd.                                                                 120,600            63,704
 *Energy Developments, Ltd.                                                           164,549           301,241
 *Energy World Corp., Ltd.                                                            325,630             6,598
 *Environmental Solutions International,
    Ltd.                                                                               67,364            12,795
  Equigold NL                                                                         225,700           251,507
  Evans & Tate, Ltd.                                                                   62,500            54,270
  FKP, Ltd.                                                                           142,602           242,489
  Fantastic Holdings, Ltd.                                                            133,100           359,240
  Fleetwood Corp., Ltd.                                                                47,464           191,645
 *Forest Place Group, Ltd.                                                             85,192            29,898
  Freedom Group, Ltd.                                                                 201,879           306,767
 *Funtastic, Ltd.                                                                      94,900           140,773
  GRD NL                                                                              379,594           521,881
  GUD Holdings, Ltd.                                                                  114,428           509,220
 *Gale Pacific, Ltd.                                                                   34,400            61,483
  Gazal Corp., Ltd.                                                                    71,177           133,909
 *Geo2, Ltd.                                                                            2,526               356
 *Globe International, Ltd.                                                           327,400           111,346
 *Gold Aura                                                                             2,635               343
 *Golden West Refining Corp., Ltd.                                                     17,330             4,514
 *Goldstream Mining NL                                                                 90,901            35,519
  Gowing Bros., Ltd.                                                                   58,624           104,354
 *Gradipore, Ltd.                                                                      86,855            28,910
 #Graincorp, Ltd. Series A                                                             78,059           781,166
 #Grand Hotel Group                                                                   383,087           182,953
 #Great Southern Plantations, Ltd.                                                    366,530           403,136
  Green's Foods, Ltd.                                                                  66,082            45,426
 *Gympie Gold, Ltd.                                                                   302,445           109,425
 *HPAL, Ltd.                                                                           88,900            91,346
 *Hamilton Island, Ltd.                                                                52,600           126,364
  Hancock and Gore, Ltd.                                                               66,108            81,321

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
*#Hardman Resources NL                                                                717,859   $       363,610
 *Health Communication Network, Ltd.                                                  106,000            84,372
  Healthscope, Ltd.                                                                   131,852           287,178
 *Henry Walker Eltin Group, Ltd.                                                      287,948           191,690
 *Herald Resources, Ltd.                                                               69,910            35,411
  Hills Industries, Ltd.                                                              263,845           714,034
 *Horizon Oil NL                                                                      752,832            49,027
  Housewares International, Ltd.                                                      280,209           527,174
 *Hutchison Telecommunications
    (Australia), Ltd.                                                               1,065,400           215,858
  IInet, Ltd.                                                                          65,200           155,690
  ION, Ltd.                                                                           342,085           566,849
  Infomedia, Ltd.                                                                     598,900           368,359
  Institute of Drug Technology Australia,
    Ltd.                                                                               44,372            61,004
 *Integrated Group, Ltd.                                                               55,000            61,687
 *Intellect Holdings, Ltd.                                                            403,028           137,066
  Investor Group, Ltd.                                                                 48,637            95,023
 *Iress Market Technology, Ltd.                                                        81,000           147,115
 *Ixla, Ltd.                                                                           89,921             1,497
 *JDV, Ltd.                                                                            84,981            33,821
 #Jones (David), Ltd.                                                                 658,594           657,650
  Jubilee Mines NL                                                                    224,549           653,184
  K&S Corp., Ltd.                                                                      86,000           151,218
 *Kagara Zinc, Ltd.                                                                   120,700            89,959
  Kaz Group, Ltd.                                                                   1,315,977           233,299
 *Keycorp, Ltd.                                                                        67,609            60,663
 *Kimberley Diamond Co. NL                                                            182,966           129,746
  Kingsgate Consolidated NL                                                           132,456           397,757
  Kresta Holdings, Ltd.                                                                56,700            24,617
  Lemarne Corp., Ltd.                                                                  20,790            34,600
 *LionOre Mining International, Ltd.                                                   25,842           140,250
  MYOB, Ltd.                                                                          470,141           340,194
  MacArthur Coal, Ltd.                                                                101,500            85,931
 *MacMahon Holdings, Ltd.                                                             192,179            42,413
  Magellan Petroleum Australia, Ltd.                                                   32,760            30,817
 *Magnesium International, Ltd.                                                       656,061            29,908
  Maryborough Sugar Factory, Ltd.                                                         600             2,605
 *Matrix Oil NL                                                                       557,000            17,734
  MaxiTRANS Industries, Ltd.                                                          157,528            90,050
 #McGuigan Simeon Wines, Ltd.                                                         253,183           881,207
  McPherson's, Ltd.                                                                    67,828           200,738
 *Metabolic Pharmaceuticals, Ltd.                                                     700,000           476,128
 *Metal Storm, Ltd.                                                                   406,669           144,190
  Mia Group, Ltd.                                                                     237,000           114,900
  Miller's Retail, Ltd.                                                               462,814           602,806
 *Mincor Resources NL                                                                  73,400            39,834
  Monadelphous Group, Ltd.                                                             18,988            64,577
 *Mosaic Oil NL                                                                       387,324            60,257
  Namoi Cotton Cooperative, Ltd.                                                      142,585            38,175
  National Can Industries, Ltd.                                                        97,017            98,984
 *Norwood Abbey, Ltd.                                                                  99,000            95,993
 *Novogen, Ltd.                                                                       176,419           920,405
 *Novus Petroleum, Ltd.                                                               288,634           261,069
 *Oakton, Ltd.                                                                         62,800            54,530
 #Oamps, Ltd.                                                                         173,075           403,263
*#Orbital Engine Corp., Ltd.                                                          537,358            64,157
  OrotonGroup, Ltd.                                                                    38,427           174,342
 *PMP, Ltd.                                                                           455,871           395,842
  Pacific Hydro, Ltd.                                                                 370,312           798,514
 *Pan Pacific Petroleum NL                                                            327,800            22,296
  Pan Pharmaceuticals, Ltd.                                                           322,766   $       280,264
 *Payce Consolidated, Ltd.                                                             18,000            26,050
 *#Peptech, Ltd.                                                                      281,015           325,348
 *Perilya Mines NL                                                                    263,500           202,109
 *Perseverance Corp., Ltd.                                                            199,493            48,358
 *Petsec Energy, Ltd.                                                                  97,992            61,689
 *Plantcorp NL                                                                          4,329                 0
  Plaspak Group, Ltd.                                                                  97,158            64,679
 *#Polartechnics, Ltd.                                                                 43,405            25,754
 *Port Douglas Reef Resorts, Ltd.                                                     251,655            19,120
  Portman, Ltd.                                                                       343,890           373,258
 *PowerTel, Ltd. Series B                                                           4,416,871           118,254
 *Precious Metals Australia, Ltd.                                                      10,606               560
 *Preston Resources NL                                                                 64,000            12,504
  Primary Health Care, Ltd.                                                           190,663           689,818
  Prime Television, Ltd.                                                              172,440           305,705
 *Primelife Corp., Ltd.                                                                85,867           170,245
 *Progen Industries, Ltd.                                                              24,788            27,622
  Programmed Maintenance Service,
    Ltd.                                                                              119,230           224,314
  Queensland Cotton Holdings, Ltd.                                                     39,866            92,599
 *Quiktrak Networks P.L.C.
    Entitlement Shares                                                                 23,875                 0
 *Quiktrak Networks, Ltd.                                                             740,124             2,678
 *RG Capital Radio, Ltd.                                                               45,370            91,923
  Ramsay Health Care, Ltd.                                                            177,900           565,117
 *Raptis Group, Ltd.                                                                   12,000             2,996
  Rebel Sport, Ltd.                                                                    88,284           201,229
  Reece Australia, Ltd.                                                               159,501           865,611
 *Reinsurance Australia Corp., Ltd.                                                   399,993           118,668
*#Resolute Mining, Ltd.                                                               287,264           286,852
  Ridley Corp., Ltd.                                                                  582,631           493,262
 *Roc Oil Co., Ltd.                                                                   170,700           176,631
  Rock Building Society, Ltd.                                                          11,373            27,322
 *SDI, Ltd.                                                                            18,432           145,378
 *SP Telecommunications, Ltd.                                                         136,396           136,201
  SPC Ardmona, Ltd.                                                                   337,984           349,728
  STW Communications Group, Ltd.                                                      231,843           536,837
  Schaffer Corp., Ltd.                                                                 33,766           345,728
  Select Harvests, Ltd.                                                                44,886           180,261
 *Senetas Corp., Ltd.                                                                 240,406            11,829
  Servcorp, Ltd.                                                                      156,000           188,512
 *Silex System, Ltd.                                                                  235,100           151,405
  Skilled Engineering, Ltd.                                                           144,962           251,747
 *Solution 6 Holdings, Ltd.                                                           402,138           186,232
  Southern Cross Broadcasting
    (Australia), Ltd.                                                                 149,270         1,177,327
*#Southern Pacific Petroleum NL                                                       698,740           118,818
  Southern Star Group, Ltd.                                                           187,907            99,258
 *St. Barbara Mines, Ltd.                                                             375,500            20,107
  Star Games, Ltd.                                                                    132,410           129,346
 *Straits Resources, Ltd.                                                              56,534            40,499
 *Strategic Minerals Corp. NL                                                         358,100            85,510
 *Striker Resources NL                                                                435,484            17,646
  Sunland Group, Ltd.                                                                  75,095            59,773
  Sydney Aquarium, Ltd.                                                                49,135           170,659
 *Sydney Gas, Ltd.                                                                    153,800            91,257
  Symex Holdings, Ltd.                                                                163,000           141,536
  Tandou, Ltd.                                                                          3,410             3,578
 *Tap Oil, Ltd.                                                                       193,100           202,604
  Technology One, Ltd.                                                                587,800           208,413

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 #Tempo Service, Ltd.                                                                 184,359   $       192,099
  Thakral Holdings Group                                                              948,383           432,337
  The Gribbles Group, Ltd.                                                            780,300           299,251
  Ticor, Ltd.                                                                         455,148           461,083
 #Timbercorp, Ltd.                                                                    250,258           201,006
 *Titan Resources NL                                                                   50,000            15,196
 *Tooth & Co., Ltd.                                                                   153,000            19,374
  Transfield Services, Ltd.                                                           238,000           766,364
  Triako Resources, Ltd.                                                                5,400             6,682
  Troy Resources NL                                                                    72,048            93,841
  Trust Company of Australia, Ltd.                                                     23,774           129,021
  UXC, Ltd.                                                                           181,293           102,323
  United Group, Ltd.                                                                  138,399           395,575
 *VeCommerce, Ltd.                                                                     13,680             9,404
 *Ventracor, Ltd.                                                                     256,924           362,525
 *Victoria Petroleum NL                                                               463,964             5,036
  Villa World, Ltd.                                                                   134,700           120,861
*#Village Roadshow, Ltd.                                                              436,313           584,074
 *Virotec International NL                                                            142,891            51,698
  Vision Systems, Ltd.                                                                268,273           190,240
  Volante Group, Ltd.                                                                 125,700           109,148
  Waterco, Ltd.                                                                        22,304            38,250
  Watpac, Ltd.                                                                        129,518            53,420
  Wattyl, Ltd.                                                                        131,342           365,900
 *Webster, Ltd.                                                                        33,551            16,023
 *Western Metals, Ltd.                                                                385,787             6,002
  Wide Bay Capricorn Building Society,
    Ltd.                                                                               26,958           132,646
 *Yates, Ltd.                                                                          60,281             2,574
                                                                                                ---------------
  TOTAL COMMON STOCKS
    (Cost $41,066,672)                                                                               48,601,616
                                                                                                ---------------
  PREFERRED STOCKS -- (0.0%)
 *Village Roadshow, Ltd. 2% Class A
    (Cost $59,969)                                                                     55,477            44,559
                                                                                                ---------------
  INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
    (Cost $30,010)                                                                                       31,136
                                                                                                ---------------
  RIGHTS/WARRANTS -- (0.0%)
 *Amity Oil, Ltd. Options 09/04/04                                                          1                 0
 *Axon Instruments, Inc. Options
    Open Pay Date                                                                      16,148                 0
 *Geo2, Ltd. Rights                                                                     1,684                 0
 *Metal Storm, Ltd. Options 09/06/04                                                        1                 0
 *Progen Industries, Ltd. Options                                                       3,098                 0
                                                                                                ---------------
  TOTAL RIGHTS/WARRANTS
    (Cost $98)                                                                                                0
                                                                                                ---------------
  TOTAL -- AUSTRALIA
    (Cost $41,156,749)                                                                               48,677,311
                                                                                                ---------------
  SINGAPORE -- (26.1%)
  COMMON STOCKS -- (26.0%)
    ASA Group Holdings, Ltd.                                                          586,000           103,676
 *Acma, Ltd.                                                                        3,040,700           167,564
 *Airocean Group, Ltd.                                                              1,017,000           162,232
 *Alliance Technology & Development,
    Ltd.                                                                              156,000             9,502
 #Amtek Engineering, Ltd.                                                             597,625           537,333
  Apollo Enterprises, Ltd.                                                            193,000            59,056
  Armstrong Industrial Corp.                                                        1,460,000   $       122,801
  Ascott Group, Ltd.                                                                1,807,250           440,302
 *Aussino Group, Ltd.                                                                  38,000            12,124
  Benjamin (F.J.) Holdings, Ltd.                                                    1,095,000           161,971
 #Beyonics Technology, Ltd.                                                         3,272,600           541,029
  Blu Inc. Group, Ltd.                                                                729,000           109,947
  Bonvests Holdings, Ltd.                                                             825,000           220,138
  Brilliant Manufacturing, Ltd.                                                       829,000           319,786
  Bukit Sembawang Estates, Ltd.                                                        71,334           595,857
 *CK Tang, Ltd.                                                                       614,000           140,685
 #CSE Global, Ltd.                                                                    984,000           373,869
  CWT Distribution, Ltd.                                                              461,500           145,899
  Central Properties, Ltd.                                                             66,000           750,383
  Ch Offshore, Ltd.                                                                   823,200           174,293
  Chemical Industries (Far East), Ltd.                                                105,910            64,507
 *China Merchants Holdings Pacific,
    Ltd.                                                                              479,000           144,485
  Chip Eng Seng Corp., Ltd.                                                         1,775,000           169,889
  Chosen Holdings, Ltd.                                                               829,000           137,051
  Chuan Hup Holdings, Ltd.                                                          4,116,000         1,134,101
  Chuan Soon Huat Industrial Group,
    Ltd.                                                                              614,000           108,630
  Clipsal Industries Holdings, Ltd.                                                   351,542           458,820
 *Compact Metal Industries, Ltd.                                                      643,000            24,244
  Cosco Corp. Singapore, Ltd.                                                       2,783,000           960,535
  Courts Singapore, Ltd.                                                              495,000           157,925
 #ECS Holdings, Ltd.                                                                1,375,000           315,052
 *Eagle Brand Holdings, Ltd.                                                        3,390,000           226,142
 #Eastern Asia Technology, Ltd.                                                     1,368,600           389,005
 *Eastgate Technology, Ltd.                                                           870,000           105,979
 *Econ International, Ltd.                                                          2,267,000            59,176
  Eng Wah Organisation, Ltd.                                                          265,000            35,355
 *Freight Links Express Holdings, Ltd.                                              1,648,000            95,596
  Frontline Technologies Corp., Ltd.                                                1,974,000           188,936
 #Fu Yu Manufacturing, Ltd.                                                         1,291,000           531,701
  Fuji Offset Plates Manufacturing, Ltd.                                               33,750             7,244
  GB Holdings, Ltd.                                                                   200,000            75,990
  GK Goh Holdings, Ltd.                                                             1,120,000           581,465
  GP Industries, Ltd.                                                               1,132,000           584,412
 #Ges International, Ltd.                                                           2,077,000           765,056
 *Goodpack, Ltd.                                                                      587,000           275,807
 #Guocoland, Ltd.                                                                   1,215,000           789,364
  HTL International Holdings, Ltd.                                                  1,177,500           659,130
  Ho Bee Investment, Ltd.                                                             761,000           110,359
  Hong Fok Corp., Ltd.                                                              1,796,000           302,125
  Hong Leong Asia, Ltd.                                                             1,048,000         1,124,646
 *Horizon Education & Technologies,
    Ltd.                                                                              988,000           134,681
  Hotel Grand Central, Ltd.                                                           875,280           192,936
  Hotel Plaza, Ltd.                                                                 1,189,000           368,993
 #Hotel Properties, Ltd.                                                            1,393,000           832,283
  Hour Glass, Ltd.                                                                    298,000            91,617
  Huan Hsin Holdings, Ltd.                                                            964,400           643,336
  Hup Seng Huat, Ltd.                                                                 900,200            88,771
  Hwa Hong Corp., Ltd.                                                              2,488,000           837,069
 #IDT Holdings, Ltd.                                                                  514,000           596,315
 *Inno-Pacific Holdings, Ltd.                                                         680,000            17,750
  Innovalues Precision, Ltd.                                                          165,000           172,282
  International Factors (Singapore), Ltd.                                             290,000            73,176
 *Internet Technology Group, Ltd.                                                     874,408            40,578
 *Interra Resources, Ltd.                                                             185,430            26,353

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Intraco, Ltd.                                                                       292,500   $        87,381
  Isetan (Singapore), Ltd.                                                            122,500           225,257
  JK Yaming International, Ltd.                                                       509,000           103,340
 #Jaya Holdings, Ltd.                                                               2,733,000         1,284,126
  Jurong Cement, Ltd.                                                                 132,500            60,335
  Jurong Engineering, Ltd.                                                            112,000           184,510
 #Jurong Technologies Industrial Corp.,
    Ltd.                                                                            1,133,000           736,090
 *K1 Ventures, Ltd.                                                                 4,012,500           512,060
  Keppel Telecommunications and
    Transportation, Ltd.                                                            1,571,000           770,044
  Khong Guan Flour Milling, Ltd.                                                       19,000            18,736
  Kian Ann Engineering, Ltd.                                                          868,000           118,323
  Kim Eng Holdings, Ltd.                                                            2,281,200         1,376,194
  Koh Brothers, Ltd.                                                                1,494,000           112,662
 *L & M Group Investments, Ltd.                                                     7,107,100            61,840
  Labroy Marine, Ltd.                                                               2,943,000           904,793
 *Lantrovision (S), Ltd.                                                              745,000           159,897
  Lee Kim Tah Holdings, Ltd.                                                        1,265,000           172,441
 *Leong Hin Holdings, Ltd.                                                            526,000            36,614
 *Liang Huat Aluminum, Ltd.                                                         1,477,000            68,541
 *Lion Asiapac, Ltd.                                                                  129,000            12,347
  Low Keng Huat Singapore, Ltd.                                                       372,000            85,236
 *Lum Chang Holdings, Ltd.                                                          1,134,030           197,346
 *MCL Land, Ltd.                                                                       99,000            76,953
 #MMI Holdings, Ltd.                                                                1,453,000           324,496
 *Magnecomp International, Ltd.                                                       583,000           300,983
 *Manufacturing Integration Technology,
    Ltd.                                                                              588,000            95,503
 *Mediaring.Com, Ltd.                                                               2,094,000           139,687
  Metro Holdings, Ltd.                                                              2,256,960           929,534
  Multi-Chem, Ltd.                                                                    957,000           149,885
  Nera Telecommunications, Ltd.                                                     1,159,000           366,406
  New Toyo Intenational Holdings, Ltd.                                                540,000           209,870
*#Norelco Centreline Holdings, Ltd.                                                   586,000           424,904
 *Orchard Parade Holdings, Ltd.                                                     1,084,022           257,813
 #Osim International, Ltd.                                                            930,000           582,626
  Ossia International, Ltd.                                                           708,000            82,138
  PCI, Ltd.                                                                           734,000           253,335
 #PSC Corp., Ltd.                                                                   4,088,000           296,417
  Pan-United Corp., Ltd.                                                            1,624,000           579,354
 *Pentex-Schweizer Circuits, Ltd.                                                     916,000           140,807
  Pertama Holdings, Ltd.                                                              459,750            78,673
  Popular Holdings, Ltd.                                                            1,129,000           294,706
 *Qian Hu Corp., Ltd.                                                                 266,000           115,725
  Robinson & Co., Ltd.                                                                284,832         1,239,176
  Rotary Engineering, Ltd.                                                          1,231,000           385,598
  SBS Transit, Ltd.                                                                   857,000           621,404
  SMB United, Ltd.                                                                  1,254,000           167,305
  SNP Corp., Ltd.                                                                     288,995           219,606
 *SP Corp., Ltd.                                                                      454,000            23,702
  San Teh, Ltd.                                                                       838,406           221,283
  Sea View Hotel, Ltd.                                                                 66,000           344,564
 *Seatown Corp., Ltd.                                                                 101,000             1,758
 *Sembawang Kimtrans, Ltd.                                                          1,295,000           146,483
 *Sin Soon Huat, Ltd.                                                               1,307,000            68,234
  Sing Investments & Finance, Ltd.                                                     94,500            82,774
 #Singapore Food Industries, Ltd.                                                   1,446,000           620,702
  Singapore Reinsurance Corp., Ltd.                                                 1,540,935           223,464
  Singapura Finance, Ltd.                                                             139,250           107,431
 *Singatronics, Ltd.                                                                  748,000           151,863
  Ssangyong Cement (Singapore), Ltd.                                                  236,000           161,539
  Stamford Land Corp., Ltd.                                                         3,229,000   $       458,899
  Straits Trading Co., Ltd.                                                         1,117,200         1,172,985
 *Sunright, Ltd.                                                                      378,000           130,464
  Superbowl Holdings, Ltd.                                                            490,000            57,558
  Superior Metal Printing, Ltd.                                                       490,500            73,977
 *TSM Resources, Ltd.                                                                 688,000           153,650
*#TT International, Ltd.                                                            1,094,000           218,937
 *Tiong Woon Corp. Holding, Ltd.                                                      652,000           198,559
 *Transmarco, Ltd.                                                                    106,500            60,233
 *Trek 2000 International, Ltd.                                                       622,000           198,443
 *Tuan Sing Holdings, Ltd.                                                          3,362,000           214,523
  UOB-Kay Hian Holdings, Ltd.                                                       1,602,000           873,521
 *Ultro Technologies, Ltd.                                                            530,000            61,488
 #Unisteel Technology, Ltd.                                                           898,000           656,341
  United Engineers, Ltd.                                                              632,666           590,858
  United Overseas Insurance, Ltd.                                                     125,500           235,869
  United Pulp & Paper Co., Ltd.                                                       354,000            80,085
  Vicom, Ltd.                                                                         120,000            60,212
  WBL Corp., Ltd.                                                                     510,000           875,679
  Wing Tai Holdings, Ltd.                                                           2,332,000         1,068,657
 *Xpress Holdings, Ltd.                                                             1,392,000            64,597
 *Yongnam Holdi                                                                     1,004,000            23,296
                                                                                                ---------------
  TOTAL COMMON STOCKS
    (Cost $48,644,710)                                                                               45,150,959
                                                                                                ---------------
  INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
    (Cost $248,027)                                                                                     247,996
                                                                                                ---------------
  RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
    (Cost $0)                                                                         236,300             1,371
                                                                                                ---------------
  TOTAL -- SINGAPORE
    (Cost $48,892,737)                                                                               45,400,326
                                                                                                ---------------
  HONG KONG -- (25.2%)
  COMMON STOCKS -- (25.2%)
  ABC Communications (Holdings),
    Ltd.                                                                              930,000            35,924
  ALCO Holdings, Ltd.                                                                 602,000           220,916
 *APT Satellite Holdings, Ltd.                                                        354,000           107,116
  Aeon Credit Service (Asia) Co., Ltd.                                                522,000           312,542
 *Allied Group, Ltd.                                                                5,592,000           381,618
 *Allied Properties, Ltd.                                                             802,600           284,195
 *Anex International Holdings, Ltd.                                                   152,000             2,114
 *Applied China, Ltd.                                                               1,036,250            18,547
 *Applied International Holdings, Ltd.                                              1,243,000            19,526
  Arts Optical International Holdings,
    Ltd.                                                                              468,000           146,131
  Asia Aluminum Holdings, Ltd.                                                      2,460,000           478,297
 *Asia Commercial Holdings, Ltd.                                                       72,800             1,781
  Asia Financial Holdings, Ltd.                                                     1,976,908           442,916
 *Asia Logistics Technologies, Ltd.                                                 2,214,000            12,828
 *Asia Standard International Group,
    Ltd.                                                                            5,136,000           195,089
 *Asia Tele-Net & Technology Corp.,
    Ltd.                                                                           10,420,000            18,784
  Associated International Hotels, Ltd.                                               898,000           757,361
 *Automated Systems Holdings, Ltd.                                                    234,000            49,112
 *Baltrans Holdings, Ltd.                                                             376,000           145,243
 *Beijing Development (Hong Kong),
    Ltd.                                                                             166,000            24,367

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Bossini International Holdings, Ltd.                                                228,750   $         9,720
  Bright International Group, Ltd.                                                    302,000            42,774
  CCT Telecom Holdings, Ltd.                                                          472,970            53,592
 *CEC International Holdings, Ltd.                                                    210,000             4,732
 *CNT Group, Ltd.                                                                   3,078,000            72,528
 *COSCO International Holdings, Ltd.                                                2,573,600           188,887
 *Capital Prosper, Ltd.                                                               480,000             4,635
 *Capital Strategic Investment, Ltd.                                                  122,000             2,136
 *Cash Financial Services Group, Ltd.                                                  13,509               774
 *Casil Telecommunications
    Holdings, Ltd.                                                                    428,000            21,217
 *Catic International Holdings, Ltd.                                                3,290,000            96,163
 *Celestial Asia Securities Holdings,
    Ltd.                                                                              128,036             8,243
 *Central China Enterprises, Ltd.                                                   2,104,000             5,418
 #Champion Technology Holdings, Ltd.                                                  987,386           212,319
  Chen Hsong Holdings, Ltd.                                                         1,515,000           970,490
 *Cheuk Nang (Holdings), Ltd.                                                         112,501            19,266
 *Cheung Tai Hong Holdings, Ltd.                                                      100,920             3,249
 *Chevalier Construction Holdings, Ltd.                                               131,203             4,055
  Chevalier International Holdings, Ltd.                                              431,143           219,282
 *Chevalier Itech Holdings, Ltd.                                                      355,250            39,338
*#China Aerospace International
    Holdings, Ltd.                                                                  2,430,000           175,218
 *China Bio-Medical Group Limited                                                     415,000             4,970
 *China City Natural Gas Holdings, Ltd.                                             5,800,000            31,366
 *China Digicontent Co., Ltd.                                                       2,710,000             3,489
 *China Everbright International, Ltd.                                              3,185,000           127,132
 *China Everbright Technology, Ltd.                                                 3,244,000           131,576
 *China Gas Holdings, Ltd.                                                          1,514,000           157,905
  China Hong-Kong Photo Products
    Holdings, Ltd.                                                                  1,909,000           125,361
 *China Investments Holdings, Ltd.                                                    210,000             4,543
 *China Motion Telecom International,
    Ltd.                                                                              257,000            21,840
  China Motor Bus Co., Ltd.                                                            74,000           466,888
 *China Nan Feng Group, Ltd.                                                           96,000               136
  China Online (Bermuda), Ltd.                                                        423,200            55,037
  China Rare Earth Holdings, Ltd.                                                     700,000           101,850
 #China Resources Land, Ltd.                                                        1,878,000           261,159
  China Resources Logic, Ltd.                                                       3,272,000           341,259
 *China Rich Holdings, Ltd.                                                         3,380,000            31,335
 *China Sci-Tech Holdings, Ltd.                                                     2,786,000             5,740
 *China Star Entertainment, Ltd.                                                       50,292             7,317
 *China Strategic Holdings, Ltd.                                                      376,000             8,182
  Chinney Investments, Ltd.                                                         1,144,000            61,867
  Chow Sang Sang Holdings
    International, Ltd.                                                               721,400           218,288
  Chuangs China Investments, Ltd.                                                   1,347,000            57,236
 *Chuang's Consortium International,
    Ltd.                                                                            1,858,884            76,593
  Chun Wo Holdings, Ltd.                                                            1,671,917            92,570
 *Chung Tai Printing Holdings, Ltd.                                                   268,000            48,656
  City e Solutions, Ltd.                                                              186,000            22,034
*#City Telecom (H.K.), Ltd.                                                           754,000           308,248
 *Climax International Co., Ltd.                                                      296,000               991
 *Coastal Greenland, Ltd.                                                             300,000             6,335
 *Compass Pacific Holdings, Ltd.                                                      624,000            14,462
 *Computer & Technologies Holdings,
    Ltd.                                                                              220,000            51,273
  Continental Holdings, Ltd.                                                           98,825             8,907
 *Continental Mariner Investment Co.,
    Ltd.                                                                            1,328,000   $       196,644
 #Coslight Technology International
    Group, Ltd.                                                                       466,000           217,510
 *Cosmos Machinery Enterprises, Ltd.                                                1,024,000            48,785
 *Crocodile Garments, Ltd.                                                          1,539,000            59,449
  Cross Harbour Tunnel Co., Ltd.                                                      377,148           194,248
 *Culturecom Holdings, Ltd.                                                         3,767,000           133,387
 *DVN Holdings, Ltd.                                                                  292,490            31,259
 *Dan Form Holdings Co., Ltd.                                                       2,386,600            61,460
  Daqing Petroleum &
    Chemical Group, Ltd.                                                              735,000            59,623
  Dickson Concepts International, Ltd.                                                320,000           193,657
 #Digital China Holdings, Ltd.                                                        639,000           228,323
 *Dynamic Global Holdings, Ltd.                                                     1,446,000            17,129
  Dynamic Holdings, Ltd.                                                              244,000            38,330
 *Easyknit International Holdings, Ltd.                                               282,860             3,861
 *Eforce Holdings, Ltd.                                                             2,620,000           126,508
  Egana Jewelry and Pearls                                                            331,789           102,532
 #Eganagoldfeil Holdings Ltd.                                                       2,017,235           410,392
  Elec & Eltek International
    Holdings, Ltd.                                                                  3,078,790           606,536
 *Emperor International Holdings, Ltd.                                                 64,436            19,912
 *Extrawell Pharmaceutical
    Holdings, Ltd.                                                                  3,220,000           102,409
 *Ezcom Holdings, Ltd.                                                                 72,576             3,224
 *Fairwood Holdings, Ltd.                                                              42,600             6,802
  Far East Consortium International,
    Ltd.                                                                            1,672,000           215,289
 *Far East Hotels & Entertainment, Ltd.                                             1,853,000            81,122
  Far East Pharmaceutical Technology
    Co., Ltd.                                                                       2,560,000           303,259
  First Sign International Holdings, Ltd.                                           1,050,000            51,376
 *Forefront International Holdings, Ltd.                                              658,000           201,222
 *Foundation Group, Ltd.                                                               83,800             2,913
 *Founder Holdings, Ltd.                                                            1,374,000           150,380
  Four Seas Frozen Food Holdings, Ltd.                                                347,184            40,680
  Four Seas Mercantile Holdings, Ltd.                                                 592,000           207,718
 *Fujian Group, Ltd.                                                                2,378,000            25,108
 *Fushan Holdings, Ltd.                                                             2,566,000            89,208
  GZI Transport, Ltd.                                                                 850,000           257,201
 *GeoMaxima Energy Holdings, Ltd.                                                   5,810,000           115,208
  Global China Group Holdings, Ltd.                                                 2,288,000           185,602
  Global Green Tech Group, Ltd.                                                     1,012,000           174,611
*#Global Tech (Holdings), Ltd.                                                      5,612,000            67,925
  Glorious Sun Enterprises, Ltd.                                                    1,066,000           377,464
  Gold Peak Industries (Holdings), Ltd.                                             1,059,250           330,747
 *Goldbond Group Holdings, Ltd. New                                                    99,900             2,573
  Golden Resources Development
    International, Ltd.                                                             1,456,500            65,639
 *Gold-Face Holdings, Ltd.                                                          2,003,600           139,312
  Goldlion Holdings, Ltd.                                                           1,438,000           120,353
  Golik Holdings, Ltd.                                                                930,500            73,086
  Good Fellow Group, Ltd.                                                           3,488,000           190,876
 *Gorient Holdings, Ltd.                                                               73,700               209
 *Great Wall Cybertech, Ltd.                                                       15,795,170            20,338
  Group Sense (International), Ltd.                                                 2,062,000           297,366
  Guangdong Brewery Holdings, Ltd.                                                  1,742,000           430,660
 *Guangnan Holdings, Ltd.                                                          11,246,000           241,824
 *HKR International, Ltd.                                                           1,884,860           600,675
 *Hang Fung Gold Technology, Ltd.                                                     458,000            80,203
  Hang Ten Group Holdings, Ltd.                                                       585,039             1,281

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Hanny Holdings, Ltd.                                                                136,658   $        34,313
 *Hansom Eastern Holdings, Ltd.                                                     3,473,235            36,225
  Harbour Centre Development, Ltd.                                                    517,000           532,557
  Henderson China Holdings, Ltd.                                                      815,000           396,150
 *Heng Fung Holdings, Ltd.                                                             42,000            34,611
  High Fashion International, Ltd.                                                    268,000            39,684
 *Hon Kwok Land Investment Co., Ltd.                                                  572,535            94,362
  Hong Kong Catering Management,
    Ltd.                                                                              512,000            48,785
 *Hong Kong Construction Holdings,
    Ltd.                                                                              970,000            61,200
  Hong Kong Ferry (Holdings) Co., Ltd.                                                671,300           674,212
 *Hong Kong Parkview Group, Ltd.                                                    1,130,000            72,750
 *Hong Kong Pharmaceuticals
    Holdings, Ltd.                                                                  1,834,000            86,194
  Hongkong Chinese, Ltd.                                                            1,682,000           223,074
 *Hop Hing Holdings, Ltd.                                                             660,265            29,756
  Hopson Development Holdings, Ltd.                                                   936,000           154,266
 *Hsin Chong Construction Group, Ltd.                                               1,569,658            66,697
 *Hualing Holdings, Ltd.                                                            1,344,000            59,704
 *Hudson Holdings, Ltd.                                                               256,000             4,615
 *Hycomm Wireless, Ltd.                                                             1,383,000            15,849
 *I-China Holdings, Ltd.                                                              854,000             3,409
  IDT International, Ltd.                                                           4,028,486           606,894
 *IMI Global Holdings, Ltd.                                                            91,600            20,758
 *ITC Corp., Ltd.                                                                     466,157            23,409
 *Innomaxx Biotechnology Group, Ltd.                                                1,794,000           102,794
 *Interchina Holdings Co., Ltd.                                                     2,640,000           186,961
 *Inworld Group, Ltd.                                                                   2,036                12
  K Wah International Holdings, Ltd.                                                3,009,831           430,180
  K. Wah Construction Materials, Ltd.                                               2,404,949           185,799
 *KPI Co., Ltd.                                                                       264,000             4,453
  KTP Holdings, Ltd.                                                                  180,400            25,551
 *Kader Holdings Co., Ltd.                                                            545,600            11,662
  Karrie International Holdings, Ltd.                                                 488,000           152,376
  Keck Seng Investments (Hong Kong),
    Ltd.                                                                              858,600            90,655
  Kee-Shing Holdings Co., Ltd.                                                        886,000            54,189
  Kin Yat Hldgs                                                                       304,000            59,889
 *King Fook Holdings, Ltd.                                                          1,000,000            79,832
 *King Pacific International Holdings,
    Ltd.                                                                            1,404,200            22,058
 #Kingmaker Footwear Holdings, Ltd.                                                 1,058,750           456,692
 *Kong Sun Holdings, Ltd.                                                           2,198,000             6,792
  Kowloon Development Co., Ltd.                                                       604,000           443,299
 *Kwong Sang Hong International, Ltd.                                               1,434,000            77,550
  Kwoon Chung Bus Holdings, Ltd.                                                      556,000            84,478
 *Lai Sun Development Co., Ltd.                                                     2,970,000            42,449
 *Lai Sun Garment (International), Ltd.                                             2,325,000            58,377
 *Lam Soon (Hong Kong), Ltd.                                                          302,310           104,127
 *Le Saunda Holdings, Ltd.                                                            236,000             7,020
 *Leading Spirit High-Tech Holdings
    Co., Ltd.                                                                       2,310,000             2,974
 *Leaptek, Ltd.                                                                       193,000               994
  Lerado Group (Holding) Co., Ltd.                                                    580,000           113,516
 *LifeTec Group, Ltd.                                                               1,383,000            16,561
 *Lippo, Ltd.                                                                       1,074,760           164,681
  Liu Chong Hing Investment, Ltd.                                                     635,200           445,751
  Luks Industrial Group, Ltd.                                                         645,555           101,409
  Lung Kee (Bermuda) Holdings, Ltd.                                                   857,500           449,932
 *Mae Holdings, Ltd.                                                                2,220,000             5,431
 *Magnificent Estates, Ltd.                                                         2,368,000            13,721
 *Magnum International Holdings, Ltd.                                                 300,000   $         3,283
  Mainland Headwear Holdings, Ltd.                                                    226,000            75,660
 *Mansion House Group, Ltd.                                                           600,000            23,177
 *Matrix Holdings, Ltd.                                                               402,000            96,277
 *Mei Ah Entertainment Group, Ltd.                                                  1,142,000            36,026
  Melbourne Enterprises, Ltd.                                                          45,500           176,931
  Midland Realty (Holding), Ltd.                                                      860,000           189,356
 *Millennium Group, Ltd.                                                              928,000            21,508
 *Min Xin Holdings, Ltd.                                                              753,200           116,380
 *Morning Star Resources, Ltd.                                                      1,845,000            15,917
  Moulin International Holdings, Ltd.                                                 699,274           549,240
  Nanyang Holdings, Ltd.                                                              137,500           123,933
 *National Electronics Holdings, Ltd.                                               2,156,000            69,402
 *New China Merchants Dichain                                                       3,520,000            63,907
  New Island Printing Holdings, Ltd.                                                  176,000            14,957
 *New World China Land, Ltd.                                                          702,800           157,459
 *New World Cyberbase, Ltd.                                                            25,220               130
*#New World Infrastructure, Ltd.                                                    1,065,400           181,081
 *Newocean Green Energy Holdings,
    Ltd.                                                                            3,931,200            65,298
 #Ngai Lik Industrial Holdings, Ltd.                                                1,556,000           651,146
 *Onfem Holdings, Ltd.                                                              1,266,000            81,506
  Orient Power Holdings, Ltd.                                                         360,000            50,989
 *Oriental Metals Holdings Co., Ltd.                                                1,237,800            47,814
  Oriental Watch Holdings, Ltd.                                                       134,000            28,814
  Pacific Andes International Holdings,
    Ltd.                                                                              888,000           160,076
  Pacific Century Insurance Holdings,
    Ltd.                                                                            1,026,000           396,327
 *Pacific Plywood Holdings, Ltd.                                                    4,430,000            11,408
  Paul Y. ITC Construction Holdings,
    Ltd.                                                                              520,000            48,208
  Peace Mark Holdings, Ltd.                                                         1,105,315           142,322
  Pegasus International Holdings, Ltd.                                                226,000            31,719
  Perfectech International Holdings, Ltd.                                             571,450            49,299
  Pico Far East Holdings, Ltd.                                                      1,190,000            62,056
  Playmates Holdings, Ltd.                                                          1,585,000           334,702
  Pokfulam Development Co., Ltd.                                                      234,000            61,767
 *Poly Investments Holdings, Ltd.                                                   2,670,000            56,726
  Prime Success International Group,
    Ltd.                                                                              768,000            30,161
 #Proview International Holdings, Ltd.                                                944,000           249,179
*#QPL International Holdings, Ltd.                                                  1,191,000           467,732
  Quality Healthcare Asia, Ltd.                                                     1,338,000            38,591
 *Rainbow International Holdings, Ltd.                                                  2,036                20
  Raymond Industrial, Ltd.                                                            605,400           189,034
 *Regal Hotels International Holdings,
    Ltd.                                                                            9,400,000           160,977
 *Rexcapital International Holdings, Lt d.                                          1,272,905            27,863
 *Riche Multi-Media Holdings, Ltd.                                                    706,000           268,171
 *Rivera Holdings, Ltd.                                                             3,620,000           107,673
 *Riverhill Holdings, Ltd.                                                              2,036                28
  Road King Infrastructure, Ltd.                                                      449,000           323,757
  Roadshow Holdings, Ltd.                                                           1,456,000           194,975
  S.A.S.Dragon Holdings, Ltd.                                                       1,696,000           163,784
  SA SA International Holdings, Ltd.                                                1,614,000           363,686
 *SEEC Media Group, Ltd.                                                            1,692,000            93,682
  SNP Leefung Holdings, Ltd.                                                          144,000            24,104
  Safety Godown Co., Ltd.                                                             408,000           147,097
  Saint Honore Holdings, Ltd.                                                         128,000            16,811
  San Miguel Brewery Hong Kong, Ltd.                                                  612,800           153,076
  Sea Holdings, Ltd.                                                                  832,000           176,763

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Seapower Resources International,
    Ltd.                                                                            2,528,000   $         8,789
  Shanghai Allied Cement, Ltd.                                                        356,080            25,217
 *Shanghai Century Holdings, Ltd.                                                   5,242,000           127,569
 *Shanghai Land Holdings, Ltd.                                                      1,464,000            65,035
  Shanghai Real Estates, Ltd.                                                       1,692,000           124,183
  Shaw Brothers Hong Kong, Ltd.                                                       237,000           262,441
  Shell Electric Manufacturing
    (Holdings) Co., Ltd.                                                              553,792           136,909
  Shenyin Wanguo (Hong Kong), Ltd.                                                    847,500           102,578
 *Shenzhen International Holdings, Ltd.                                             6,187,500           258,931
  Shougang Concord Century
    Holdings, Ltd.                                                                  1,292,000           187,986
 *Shougang Concord Grand (Group),
    Ltd.                                                                            1,701,000           135,794
 *Shougang Concord International
  Enterprises Co., Ltd.                                                             4,166,000           219,932
 *Shougang Concord Technology
    Holdings, Ltd.                                                                  1,647,914           227,041
 *Shui On Construction & Materials, Ltd.                                              282,000           397,602
 *Shun Ho Resources Holdings, Ltd.                                                    483,000            14,864
 *Shun Ho Technology Holdings, Ltd.                                                 1,037,452            29,388
  Silver Grant International Industries,
    Ltd.                                                                            2,087,000           228,416
 *Sincere Co., Ltd.                                                                   505,500            18,550
  Singamas Container Holdings, Ltd.                                                   838,000           445,096
 *Sinocan Holdings, Ltd.                                                              350,000             1,758
 *Sino-i Technology, Ltd.                                                          19,383,158           509,143
  Sinolink Worldwide Holdings, Ltd.                                                 2,314,000           274,117
  Sinopec Kantons Holdings, Ltd.                                                    1,296,000           185,231
 *Skynet (International Group) Holdings,
    Ltd.                                                                              244,240               314
 *Softbank Investment International
    (Strategic), Ltd.                                                               1,434,000            16,618
 *Solartech New Shares                                                                 49,600             3,640
 *South China Brokerage Co., Ltd.                                                   4,872,000            28,230
 *South China Industries, Ltd.                                                      1,124,000            30,393
  Southeast Asia Properties &
    Finance, Ltd.                                                                     263,538            39,363
  Starlight International Holdings,
    Ltd. (New)                                                                      1,311,292           209,366
  Starlite Holdings, Ltd.                                                             336,000            35,909
 *Stelux Holdings International, Ltd.                                               1,307,702            45,463
 *Styland Holdings, Ltd.                                                              101,808               328
  Sun Hing Vision Group Holdings, Ltd.                                                206,000            78,911
  Sun Hung Kai & Co., Ltd.                                                          2,048,600           458,978
 *Sun Innovation Holdings, Ltd.                                                     1,420,360             2,926
 *Sun Media Group Holdings, Ltd.                                                    9,814,000            37,910
 *Sunday Communications, Ltd.                                                       4,441,000           174,408
 #Sunway International Holdings, Ltd.                                                 866,000            40,700
 *Suwa International Holdings, Ltd.                                                 1,062,000            42,391
 *TCC International Holdings, Ltd.                                                    678,000           104,760
 *Tack Hsin Holdings, Ltd.                                                            542,000            10,468
  Tai Cheung Holdings, Ltd.                                                         1,013,000           319,566
  Tai Fook Securities Group, Ltd.                                                     590,000            74,450
  Tai Sang Land Development, Ltd.                                                     471,984           120,331
  Tak Sing Alliance Holdings, Ltd.                                                  2,909,865           104,910
 #Tan Chong International, Ltd.                                                       666,000           124,345
 *Termbray Industries International
    (Holdings), Ltd.                                                                2,304,900           118,713
  Tern Properties Co., Ltd.                                                            61,200            12,214
 *The Sun's Group, Ltd.                                                            17,004,000            21,895
 *Tian An China Investments Co., Ltd.                                               9,795,750   $       237,127
  Tian Teck Land, Ltd.                                                              1,098,000           328,708
 #Tianjin Development Holdings, Ltd.                                                  846,000           400,325
 *Titan (Holdings), Ltd.                                                            4,900,000           201,898
 *Tomorrow International Holdings,
    Ltd. New                                                                          165,000            20,821
 #Top Form International, Ltd.                                                      1,586,000           238,932
  Tristate Holdings, Ltd.                                                             138,000            32,873
  Truly International Holdings, Ltd.                                                1,014,000           940,060
  Tungtex (Holdings) Co., Ltd.                                                        788,000           306,928
 *Tysan Holdings, Ltd.                                                              1,040,773            23,050
 *U-Cyber Technology Holdings, Ltd.                                                   432,800            10,644
  U-Right International Holdings, Ltd.                                                896,000            48,455
  USI Holdings, Ltd.                                                                  928,999           101,676
 *United Power Investment, Ltd.                                                     1,664,000            28,925
 *Universal Holdings Ltd.                                                           2,770,000            11,413
 *Universe International Holdings, Ltd.                                               573,339            13,879
  Van Shung Chong Holdings, Ltd.                                                      359,335            84,209
 *Vanda Systems & Communications
    Holdings, Ltd.                                                                  1,920,000           212,611
 #Varitronix International, Ltd.                                                      276,344           291,776
  Veeko International Holdings, Ltd.                                                1,420,000            32,546
  Victory City International Holdings, Ltd.                                           509,613           231,305
  Vitasoy International Holdings, Ltd.                                              1,033,000           264,691
 *Wah Ha Realty Co., Ltd.                                                             278,600            47,352
 *Wah Nam International                                                                38,696             1,246
  Wai Kee Holdings, Ltd.                                                            1,265,738           161,348
 *Wang ON Group Ltd New                                                                46,440             5,083
  Wellnet Holdings, Ltd.                                                            2,059,200           159,087
 *Winfoong International, Ltd.                                                      1,210,000            26,019
  Wing On Co. International, Ltd.                                                     565,000           451,051
  Wing Shan International, Ltd.                                                       896,000            49,032
 *Winsan China Investment Group, Ltd.                                               1,296,000            10,847
  Wong's International (Holdings), Ltd.                                               400,641            60,357
 *Wonson International Holdings, Ltd.                                               4,040,000            12,485
  World Houseware (Holdings), Ltd.                                                    605,700            25,737
 *Xinao Gas Holdings, Ltd.                                                          1,094,000           584,589
  Y.T. Realty Group, Ltd.                                                             965,000            55,915
  YGM Trading, Ltd.                                                                   228,000           130,641
  Yangtzekiang Garment Manufacturing
    Co., Ltd.                                                                         405,000            85,523
 *Yanion International Holdings, Ltd.                                                 118,000             6,229
 *Yaohan International Holdings, Ltd.                                                 974,000                 0
 *Yau Lee Holdings, Ltd.                                                              534,000            18,565
 *Yip's Chemical Holdings, Ltd.                                                       372,000            87,177
 *Yugang International, Ltd.                                                       11,916,000            90,525
 *Yunnan Enterprises Holdings, Ltd.                                                   240,000            14,524
 *Zhu Kuan Development Co., Ltd.                                                      646,000            28,281
 *e-New Media Co., Ltd.                                                               320,000            10,054
 *eSun Holdings, Ltd.                                                                 653,600            19,777
                                                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $65,181,292)                                                                                43,828,366
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Allied Properties, Ltd. Warrants
     12/06/04                                                                          80,260                 0
  *Applied China, Ltd. Warrants 04/30/04                                              207,250               267
  *Climax International Co., Ltd.
     Warrants 02/08/04                                                                 11,200                14
  *Goldbond Group Holdings, Ltd.
     Rights 12/15/03                                                                  399,600             5,145
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $100,548)                                                                               $         5,426
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
    (Cost $2,086)                                                                                         2,086
                                                                                                ---------------
  TOTAL -- HONG KONG
    (Cost $65,283,926)                                                                               43,835,878
                                                                                                ---------------
NEW ZEALAND -- (9.3%)
COMMON STOCKS -- (9.3%)
 *AFFCO Holdings, Ltd.                                                              1,640,950           241,168
  CDL Hotels NZ, Ltd.                                                               1,243,344           317,796
  CDL Investments NZ, Ltd.                                                            286,445            53,081
  Cavalier Corp., Ltd.                                                                249,212           883,810
  Colonial Motor Co., Ltd.                                                             93,695           170,032
 *Cue Energy Resources NL                                                             452,354            16,476
  DB Breweries, Ltd.                                                                  312,589         1,557,991
  Ebos Group, Ltd.                                                                     82,808           169,324
 *Evergreen Forests, Ltd.                                                             323,301            92,964
 *Fletcher Challenge Forests, Ltd.                                                    475,200           397,781
  Hallenstein Glassons Holdings, Ltd.                                                 206,438           397,057
  Hellaby Holdings, Ltd.                                                              179,079           550,410
  Horizon Energy Distribution, Ltd.                                                    40,420            92,465
 *Kingsgate International Corp., Ltd.                                                 479,679            73,563
 *Met Lifecare, Ltd.                                                                  234,168           329,190
 #Michael Hill International, Ltd.                                                    137,246           403,417
 *New Zealand Oil & Gas, Ltd.                                                         420,122            96,644
  New Zealand Refining Co., Ltd.                                                       72,719           760,200
  Northland Port Corp. (New Zealand),
    Ltd.                                                                              219,997           411,890
  Nuplex Industries, Ltd.                                                             229,674           610,523
 *Pacific Retail Group, Ltd.                                                          194,156           303,958
  Port of Tauranga, Ltd.                                                              541,952         1,423,310
  Powerco, Ltd.                                                                       728,453           837,859
 *Provenco Group, Ltd.                                                                281,600            79,174
  Pyne Gould Guinness, Ltd.                                                           146,734           117,203
  Restaurant Brand New Zealand, Ltd.                                                  369,175           261,850
 *Richina Pacific, Ltd.                                                              274,6 44            59,669
 *Rubicon, Ltd.                                                                       395,021           194,360
 *Ryman Healthcare Group, Ltd.                                                        300,000           406,400
  Sanford, Ltd.                                                                       340,412         1,161,563
  Scott Technology, Ltd.                                                               54,083           115,772
 *Seafresh Fisheries                                                                   80,520             1,441
 *Sky City Leisure, Ltd.                                                               15,236            10,904
  South Port New Zealand, Ltd.                                                         30,744            28,486
  Steel & Tube Holdings, Ltd.                                                         303,825           722,210
 *Tasman Farms                                                                        157,056                 0
  Taylors Group, Ltd.                                                                  29,646            42,244
  Tourism Holdings, Ltd.                                                              278,652           254,621
 *Trans Tasman Properties, Ltd.                                                     1,921,308           441,973
*#Tranz Rail Holdings, Ltd.                                                           674,271           641,974
  Waste Management NZ, Ltd.                                                           349,572           862,225
  Williams & Kettle, Ltd.                                                              38,372           118,674
  Wrightson, Ltd.                                                                     478,020           415,415
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $12,215,156)                                                                                 16,127,067
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
    (Cost $17,682)                                                                                       17,615
                                                                                                ---------------
TOTAL -- NEW ZEALAND
  (Cost $12,232,838)                                                                            $    16,144,682
                                                                                                ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Exergy, Inc.
    (Cost $0)                                                                           7,260                 0
                                                                                                ---------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Autoways Holdings Berhad                                                             10,000             3,395
 *Promet Berhad                                                                     1,143,000            87,229
 *RNC Corp. Berhad                                                                     33,000             3,561
 *Rekapacific Berhad                                                                  473,000                 0
 *Saship Holdings Berhad                                                              223,520            52,351
 *Versatile Creative Berhad                                                             3,000             6,947
 *Wing Tiek Holdings Berhad                                                            95,800            22,437
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $1,278,766)                                                                                     175,920
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Versatile Creative Rights Pay
    Date Open
    (Cost $0)                                                                           6,000                 0
                                                                                                ---------------
TOTAL -- MALAYSIA
  (Cost $1,278,766)                                                                                     175,920
                                                                                                ---------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Sansui Electric Co., Ltd.
    (Cost $25,906)                                                                    252,000            50,621
                                                                                                ---------------

                                                                                    FACE
                                                                                    AMOUNT               VALUE+
                                                                              ---------------   ---------------
                                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (11.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $2,785,000 FHLB Notes 1.875%, 02/15/05, valued at
     $2,805,888) to be repurchased at $2,764,189 (Cost $2,764,000)           $         2,764         2,764,000
  Repurchase agreement, Mizuho Securities USA, 1.05%, 12/01/03
    (Collateralized by $17,176,000 U.S. Treasury Obligations, rates ranging from 2.625% to 4.25%, maturities ranging from 11/15/06 to
    11/15/13, valued at $16,983,984) to be repurchased at $16,985,470
    (Cost $16,983,984)@                                                                16,984        16,983,984
                                                                                                ---------------
TOTAL TEMPORARY
  CASH INVESTMENTS
  (Cost $19,747,984)                                                                                 19,747,984
                                                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $188,618,906)++                                                                         $   174,032,722
                                                                                                ===============

 +  See Note B to Financial Statements.
 @  Security purchased with cash proceeds from securities on loan
 *  Non-Income Producing Securities
 #  Total or Partial Securities on Loan
++  The cost for federal income tax purposes is $189,625,204.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
UNITED KINGDOM -- (98.0%)
COMMON STOCKS -- (96.7%)
  4imprint P.L.C.                                                                      50,375   $        72,776
  600 Group P.L.C.                                                                    100,910           105,433
  AEA Technology P.L.C.                                                                31,245           137,567
  AGA Food Service Group P.L.C.                                                        76,000           306,515
  AIM Group P.L.C.                                                                     32,063            51,008
 *API Group P.L.C.                                                                     51,500            62,887
  Abacus Group P.L.C.                                                                  75,000           303,127
  Abbeycrest P.L.C.                                                                    42,590            49,443
  Abbot Group P.L.C.                                                                  103,595           302,889
  Aberdeen Asset Management P.L.C.                                                    100,000           141,029
 *Aberdeen Asset Management P.L.C.                                                    125,050           161,302
  Acal P.L.C.                                                                          13,671           112,271
 *Acambis P.L.C.                                                                       61,000           323,653
 *Adam & Harvey Group P.L.C.                                                           10,500               361
 *Advanced Medical Solutions P.L.C.                                                    29,802             4,997
 *Advanced Power Components,
     Ltd.                                                                              47,871            15,026
  Aggreko P.L.C.                                                                      158,000           379,076
 *Airflow Streamlines P.L.C.                                                           20,500            20,097
  Airsprung Furniture Group P.L.C.                                                     58,000            69,827
  Alba P.L.C.                                                                         105,025         1,106,353
  Alexandra P.L.C.                                                                     86,243           128,303
  Alexon Group P.L.C.                                                                 116,632           586,731
  Alpha Airports Group P.L.C.                                                         392,541           509,715
  Alphameric P.L.C.                                                                   172,688           259,876
  Alumasc Group P.L.C.                                                                100,245           274,129
  Alvis P.L.C.                                                                        191,010           584,751
  Amberley Group P.L.C.                                                               200,000            26,658
  Amstrad P.L.C.                                                                      149,652           343,605
 *Anglesey Mining P.L.C.                                                               55,000             2,483
  Anglo Eastern Plantations P.L.C.                                                     57,166           145,019
 *Anite Group P.L.C.                                                                  250,000           211,759
 *Antisoma P.L.C.                                                                     163,333           110,258
 *Applied Optical Technologies P.L.C.                                                  75,383            34,681
 *Arena Leisure P.L.C.                                                                350,516           244,151
 *Argonaut Games, Ltd.                                                                100,000            12,039
  Arla Foods UK P.L.C.                                                                742,432           549,061
 *Arm Holdings P.L.C.                                                                 127,000           262,108
  Arriva P.L.C.                                                                        37,770           249,769
  Ashtenne Holdings P.L.C.                                                             50,000           261,850
  Atkins Ws P.L.C.                                                                     63,000           475,664
  Austin Reed Group P.L.C.                                                             68,999           166,137
  Autologic Holdings P.L.C.                                                            17,489            96,252
  Avesco P.L.C.                                                                        29,998            72,488
  Aveva Group P.L.C.                                                                   10,000            81,436
  Avis Europe P.L.C.                                                                  362,720           673,737
  Avon Rubber P.L.C.                                                                   25,041            94,963
 *Axis-Shield P.L.C.                                                                   58,284           164,395
  Axon Group P.L.C.                                                                    19,756            45,870
 *BNB Resources P.L.C.                                                                 49,000            19,172
  BPP Holdings P.L.C.                                                                 106,500           523,855
  BSS Group P.L.C.                                                                     47,905           463,445
 *BTG P.L.C.                                                                           51,000           171,041
  BWD Securities P.L.C.                                                                10,951            91,346
  Babcock International Group P.L.C.                                                  310,464           688,805
  Baggeridge Brick P.L.C.                                                              98,000           225,853
 *Bailey (C.H.) P.L.C.                                                                109,500   $        12,712
 *Bailey (C.H.) P.L.C. Class B                                                         10,000             4,902
  Barr (A.G.) P.L.C.                                                                   43,000           441,877
  Beattie (James) P.L.C.                                                              132,247           295,682
  Bellway P.L.C.                                                                       93,000         1,087,645
  Ben Bailey P.L.C.                                                                    26,000           152,484
  Benchmark Group P.L.C.                                                               36,513           152,598
  Bespak P.L.C.                                                                        55,918           420,751
 *Biocompatibles International P.L.C.                                                  12,430            35,915
  Biotrace International P.L.C.                                                        75,000           179,941
  Birse Group P.L.C.                                                                  421,901           110,656
  Black Arrow Group P.L.C.                                                             56,500            60,247
  Blacks Leisure Group P.L.C.                                                          60,959           359,082
 *Blagden Industries P.L.C.                                                           131,092                 0
  Blick P.L.C.                                                                         68,555           275,899
  Bloomsbury Publishing P.L.C.                                                         62,525           281,203
  Body Shop International P.L.C.                                                      194,000           407,058
  Bodycote International P.L.C.                                                       159,058           456,843
 *Boosey & Hawkes P.L.C.                                                               35,500           131,269
  Boot (Henry) P.L.C.                                                                  47,000           270,793
  Bovis Homes Group P.L.C.                                                             72,000           539,282
 *Bradstock Group P.L.C.                                                                5,200             3,935
  Brammer (H.) P.L.C.                                                                 119,123           323,704
  Brewin Dolphin Holdings P.L.C.                                                      219,762           326,937
  Bristol Water Holdings P.L.C.                                                        60,000           300,805
 *Britannic P.L.C.                                                                    121,800           557,217
  British Polythene Industries P.L.C.                                                  56,740           291,780
  British Vita P.L.C.                                                                 125,600           561,640
  Brixton P.L.C.                                                                      151,200           652,711
 *Brown & Jackson P.L.C.                                                              296,819           484,965
  Brown (N) Group P.L.C.                                                              173,480           325,215
  Burndene Investments P.L.C.                                                         175,001           230,249
  Burtonwood Brewery P.L.C.                                                            38,000           216,325
  Business Post Group P.L.C.                                                           56,000           482,526
  CD Bramall P.L.C.                                                                    68,166           524,633
 *CLS Holdings P.L.C.                                                                 122,907           573,907
  CML Microsystems P.L.C.                                                              28,361           129,991
  Caffyns P.L.C.                                                                        6,000            60,883
 *Cairn Energy P.L.C.                                                                  92,636           632,507
 *Cammell Laird Holdings P.L.C.                                                       256,158            26,434
  Capital & Regional P.L.C.                                                            26,432           176,383
  Capital Radio P.L.C.                                                                 48,810           393,710
  Carclo P.L.C.                                                                       100,463            67,385
  Care UK P.L.C.                                                                       64,835           292,708
  Carillion P.L.C.                                                                    125,317           302,818
 *Carlisle Holdings, Ltd.                                                               8,709            51,675
  Carpetright P.L.C.                                                                  102,500         1,323,911
  Carr's Milling Industries P.L.C.                                                     19,000           100,973
  Castings P.L.C.                                                                      79,000           244,565
 *Cenes Pharmaceuticals P.L.C.                                                        298,612            44,938
  Chamberlin & Hill P.L.C.                                                             18,000            53,402
  Chapelthorpe P.L.C.                                                                 617,618           172,611
  Charles Taylor Consulting P.L.C.                                                     66,743           324,853
 *Charter P.L.C.                                                                       88,743           158,731
 *Che Group P.L.C.                                                                     51,533            34,566
  Chelsfield P.L.C.                                                                    53,402           290,228
  Chemring Group P.L.C.                                                                49,000           322,346
 *Chime Communications P.L.C.                                                          71,838            40,154

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Chloride Group P.L.C.                                                               485,500   $       413,323
  Christie Group P.L.C.                                                                53,263            61,834
  Chrysalis Group P.L.C.                                                              268,082           987,833
  Churchill China P.L.C.                                                               30,000            93,389
  City Centre Restaurants P.L.C.                                                      174,871           221,807
  Clarkson (Horace) P.L.C.                                                             44,733           326,204
 *Clinical Computing P.L.C.                                                            46,666            34,110
  Clinton Cards P.L.C.                                                                433,380           682,001
  Colefax Group P.L.C.                                                                 60,000            87,713
  Collins Stewart Tullett P.L.C.                                                       31,538           244,085
 *Colt Telecom Group P.L.C.                                                           257,000           432,061
  Communisis P.L.C.                                                                   237,134           373,173
  Compel Group P.L.C.                                                                   5,000             6,321
  Computacenter P.L.C.                                                                 51,000           413,568
 *Cookson Group P.L.C.                                                              1,172,068           735,768
  Coral Products P.L.C.                                                                50,000            47,726
 *Corporate Services Group P.L.C.                                                     246,600            45,063
  Cosalt P.L.C.                                                                        30,700           193,512
  Countryside Property P.L.C.                                                          94,086           292,886
  Countrywide Assured Group P.L.C.                                                    202,374           491,630
  Courts P.L.C.                                                                       110,722           521,771
 *Cox Insurance Holdings P.L.C.                                                       244,666           313,491
  Cranswick P.L.C.                                                                     19,532           104,976
  Crest Nicholson P.L.C.                                                              267,250         1,374,308
  Creston P.L.C.                                                                        6,250            12,308
  Croda International P.L.C.                                                           79,635           362,948
  Cropper (James) P.L.C.                                                               22,000            62,431
 *Culver Holdings P.L.C.                                                                  338                90
 *DCS Group P.L.C.                                                                     10,000             2,365
  DFS Furniture Co. P.L.C.                                                             66,300           431,023
  DTZ Holdings P.L.C.                                                                 114,500           243,202
  Daejan Holdings P.L.C.                                                               25,000           809,413
  Dairy Crest Group P.L.C.                                                             76,000           612,376
 *Dana Petroleum P.L.C.                                                                33,333           128,702
 *Danka Business Systems P.L.C.                                                        15,000            11,609
  Dart Group P.L.C.                                                                    74,000           164,179
  Davis Service Group P.L.C.                                                           80,878           497,976
 *Dawson International P.L.C.                                                         100,688            22,512
  De la Rue P.L.C.                                                                    112,000           556,687
  DeVere Group P.L.C.                                                                  69,600           466,841
  Dechra Pharmaceiticals P.L.C.                                                        50,000           107,062
  Delta P.L.C.                                                                        200,000           283,778
  Deltron Electronics P.L.C.                                                            8,621             9,119
 *Deltron Electronics P.L.C.
    (Rfd Issue Line)                                                                      718               759
 *Densitron International P.L.C.                                                       74,175            23,282
  Derwent Valley Holdings P.L.C.                                                       90,000         1,157,815
  Development Securities P.L.C.                                                        50,000           306,137
  Devro P.L.C.                                                                        180,143           281,938
  Dewhurst P.L.C.                                                                       9,000            17,801
  Dewhurst P.L.C. Class A Non-Voting                                                   15,500            25,458
  Diagonal P.L.C.                                                                      34,200            27,939
 *Dickinson Legg Group P.L.C.                                                          11,935             6,620
  Dicom Group P.L.C.                                                                   30,000           372,781
 *Dimension Data Holdings P.L.C.                                                      832,000           529,444
  Diploma P.L.C.                                                                       22,648           176,840
  Domestic & General Group P.L.C.                                                      17,223           159,214
  Domino Printing Sciences P.L.C.                                                     355,935         1,049,857
  Domnick Hunter Group P.L.C.                                                          30,000           210,254
 *Dowding & Mills P.L.C.                                                              336,440            56,417
  Dyson Group P.L.C.                                                                   42,750           197,781
  East Surrey Holdings P.L.C.                                                          36,800   $       192,405
 *Easynet Group P.L.C.                                                                 75,000           154,788
 *Ebookers P.L.C.                                                                      37,800           281,823
 *Eidos P.L.C.                                                                         55,300           137,194
  Eldridge Pope & Co. P.L.C.                                                           25,000            72,449
  Eleco P.L.C.                                                                        104,685            57,614
  Electronic Data Processing P.L.C.                                                    55,200            67,880
 *Emess P.L.C.                                                                        288,250            50,195
  Ennstone P.L.C.                                                                     295,323           198,087
 *Enodis P.L.C.                                                                       275,329           404,868
  Eurocopy P.L.C.                                                                      41,051            25,770
 *Eurodis Electron P.L.C.                                                             188,125            47,724
  Euromoney Institutional Investors
    P.L.C.                                                                             65,000           428,161
  European Colour P.L.C.                                                               82,090            24,707
  European Motor Holdings P.L.C.                                                      118,325           349,008
 *European Telecom P.L.C.                                                               7,000               361
 *Evans of Leeds Contingent Units
    P.L.C.                                                                             80,000                 0
  Expro International Group P.L.C.                                                     54,966           224,519
 *FII Group P.L.C.                                                                     41,166             4,779
  FKI P.L.C.                                                                          360,000           681,068
  Fenner P.L.C.                                                                        92,146           141,046
 *Ferguson International Holdings
    P.L.C.                                                                             89,105            53,637
  Ferraris Group P.L.C.                                                                10,800            27,119
 *Fibernet Group P.L.C.                                                                45,339            79,147
  Filtronic P.L.C.                                                                      4,138            31,385
  Financial Objects P.L.C.                                                              7,000             3,251
  Findel P.L.C.                                                                       142,288           714,572
  First Choice Holidays P.L.C.                                                        325,535           750,236
  First Technology P.L.C.                                                             117,111           596,190
  Fisher (James) & Sons P.L.C.                                                         76,000           333,310
  Forminster P.L.C.                                                                    43,333            21,613
  Forth Ports P.L.C.                                                                  140,161         2,386,478
  Fortress Holdings P.L.C.                                                            120,728            54,505
  Freeport Leisure P.L.C.                                                              25,814           166,932
  French Connection Group P.L.C.                                                       25,000           723,634
  Fuller, Smith & Turner P.L.C. Series A                                               20,000           203,804
  Fulmar P.L.C.                                                                       107,500           146,984
 *Future Network P.L.C.                                                               315,000           342,662
  GB Group P.L.C.                                                                     250,000           102,117
  GWR Group P.L.C.                                                                     80,700           371,272
  Galliford Try P.L.C.                                                                517,870           380,761
  Game Group P.L.C.                                                                   275,000           297,967
  Games Workshop Group P.L.C.                                                          13,519           167,406
  Gaming International P.L.C.                                                          14,000             8,789
 *Garton Engineering P.L.C.                                                            10,248                 0
 *Gaskell P.L.C.                                                                       36,000            13,931
  Geest P.L.C.                                                                         75,278           647,341
  Gibbs & Dandy P.L.C.                                                                  4,500            52,628
  Gleeson (M.J.) Group P.L.C.                                                          22,471           482,123
 *Glotel P.L.C.                                                                        15,300            26,972
  Go-Ahead Group P.L.C.                                                                40,000           692,419
  Goldshield Group P.L.C.                                                              14,400            48,294
  Gowrings P.L.C.                                                                       5,000             5,289
  Grainger Trust, Ltd.                                                                 22,000           565,286
  Great Portland Estates P.L.C.                                                       125,900           524,006
  Greene King P.L.C.                                                                   44,162           635,345
 *Greenwich Resources P.L.C.                                                          438,664            15,089
  Greggs P.L.C.                                                                        26,000         1,436,743

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Guiness Peat Group P.L.C.                                                           176,171   $       198,459
 *Gyrus Group P.L.C.                                                                   55,072           156,756
  Halma P.L.C.                                                                        227,000           530,958
  Halstead (James) Group P.L.C.                                                        52,208           305,289
 *Hampson Industries P.L.C.                                                           105,886            25,040
 *Hampton Trust P.L.C.                                                                232,050            14,966
  Hardys & Hansons P.L.C.                                                              48,000           355,806
 *Hartstone Group P.L.C.                                                              240,263             3,926
 *Harvey Nash Group P.L.C.                                                            183,750           252,821
  Havelock Europa P.L.C.                                                               27,660            38,295
 *Hawtin P.L.C.                                                                       196,500            28,726
  Haynes Publishing Group P.L.C.                                                       14,703            82,183
  Headlam Group P.L.C.                                                                152,974           861,636
  Heath (Samuel) & Sons P.L.C.                                                          7,500            45,792
  Helical Bar P.L.C.                                                                   35,000           452,970
  Helphire Group P.L.C.                                                               149,600           536,454
  Henlys Group P.L.C.                                                                 133,303           206,337
  Heywood Williams Group P.L.C.                                                       140,400           201,627
  Highbury House Communications
    P.L.C.                                                                            439,166           185,050
  Highway Insurance Holdings P.L.C.                                                   204,751           136,456
  Hill & Smith Holdings P.L.C.                                                         86,850           143,396
  Hiscox P.L.C.                                                                       171,500           418,102
  Hit Entertainment P.L.C.                                                            119,691           551,171
  Hitachi Capital (UK) P.L.C.                                                          53,912           192,397
  Holidaybreak P.L.C.                                                                  92,974           879,467
  Homestyle Group P.L.C.                                                               45,692           100,588
 *Hornby P.L.C.                                                                        10,000           193,055
  House of Fraser P.L.C.                                                              371,650           624,807
  Hunting P.L.C.                                                                      223,174           376,153
  Huntleigh Technology P.L.C.                                                          24,925           110,384
 *Huntsworth P.L.C.                                                                   108,000            39,007
 *Hyder Consulting P.L.C.                                                              16,308            32,675
 *IAF Group P.L.C.                                                                     30,000             3,741
  IFX Group P.L.C.                                                                     34,486            71,767
 *IMS Group P.L.C.                                                                     75,000             5,805
 *IQE P.L.C.                                                                          132,400            40,988
  ISIS Asset Management P.L.C.                                                         88,039           355,826
 *Imagination Technologies Group
    P.L.C.                                                                            189,698           215,329
  Incepta Group P.L.C.                                                                 85,443           159,442
  Inchcape P.L.C.                                                                      20,000           432,031
 *Industrial & Commercial Holdings
    P.L.C.                                                                              5,000               129
  Infast Group P.L.C.                                                                 301,224           129,516
  Informa Group P.L.C.                                                                 81,229           394,661
 *Intec Telecom Systems P.L.C.                                                        100,000           118,671
  Intelek P.L.C.                                                                       99,880            18,896
  Intserve P.L.C.                                                                     144,534           626,420
  Invensys P.L.C.                                                                     489,000           168,203
 *Inveresk P.L.C.                                                                     150,000            47,081
  Isoft Group P.L.C.                                                                   76,540           447,572
  Isotron P.L.C.                                                                       50,325           380,830
  Ite Group P.L.C.                                                                    247,186           201,935
  Itnet P.L.C.                                                                         36,278           190,612
  JJB Sports P.L.C.                                                                   145,000           666,470
  JKX Oil and Gas P.L.C.                                                              220,533           162,145
  Jarvis Hotels P.L.C.                                                                215,318           553,626
  Jarvis P.L.C.                                                                       193,379           718,387
 *Jarvis Porter Group P.L.C.                                                           99,894            33,502
  John David Group P.L.C.                                                             114,500           324,926
  Johnson Service Group P.L.C.                                                        125,535   $       747,027
  Johnston Group P.L.C.                                                                26,000           143,764
  Joseph (Leopold) Holdings P.L.C.                                                     14,000           207,072
  KBC Advanced Technologies P.L.C.                                                     25,000            15,909
 *Kalamazoo Computer Group P.L.C.                                                      56,120             2,654
  Keller Group P.L.C.                                                                 123,128           489,175
  Kensington Group P.L.C.                                                              45,000           252,305
 *Kewill Systems P.L.C.                                                                10,000             9,803
  Kidde P.L.C.                                                                        232,000           415,967
  Kier Group P.L.C.                                                                    21,293           223,389
  Kiln P.L.C.                                                                         200,000           316,456
 *Kleeneze P.L.C.                                                                      84,300           213,128
 *Knowledge Support Systems Group
    P.L.C.                                                                             25,000               344
  Laing (John) P.L.C.                                                                 275,961           835,325
  Laird Group P.L.C.                                                                   84,300           394,359
  Lambert Howarth Group P.L.C.                                                         25,200           113,119
 *Laura Ashley Holdings P.L.C.                                                        623,937           128,771
  Lavendon Group P.L.C.                                                                50,092           114,582
 *Leeds United P.L.C.                                                                  66,000             2,696
  Lincat Group P.L.C.                                                                  19,000           127,442
  Linton Park P.L.C.                                                                   39,000           271,653
  Linx Printing Technologies P.L.C.                                                    27,000           173,440
  Litho Supplies P.L.C.                                                                20,000            15,995
  London Bridge Software Holdings
    P.L.C.                                                                            157,269           131,184
 *London Clubs International P.L.C.                                                   144,646           187,823
  London Merchant Securities P.L.C.                                                   151,000           423,311
  London Scottish Bank P.L.C.                                                         263,000           554,098
  Lookers P.L.C.                                                                       53,160           239,542
 *Lorien P.L.C.                                                                        60,000            89,261
  Low & Bonar P.L.C.                                                                   95,000           123,358
  Luminar P.L.C.                                                                       43,000           294,708
 *M.L. Laboratories P.L.C.                                                             51,042            27,433
  MFI Furniture Group P.L.C.                                                           60,855           147,574
  MS International P.L.C.                                                              71,500            45,499
  MSB International P.L.C.                                                             16,000            22,427
  Macfarlane Group P.L.C.                                                             228,287            90,303
  Macro 4 P.L.C.                                                                       42,500            89,175
  Maiden Group P.L.C.                                                                  16,800            72,234
  Mallett P.L.C.                                                                       24,837           115,121
  Management Consulting Group P.L.C.                                                  310,972           136,382
  Manchester United P.L.C.                                                            161,000           728,244
  Manganese Bronze Holdings P.L.C.                                                     32,184           100,464
 *Marlborough Stirling P.L.C.                                                         150,000           124,475
  Marshalls P.L.C.                                                                    225,800           977,662
 *Martin International Holdings P.L.C.                                                135,800            38,537
 *Marylebone Warwick Balfour Group
    P.L.C.                                                                             73,345            68,433
  Mayflower Corp. P.L.C.                                                              550,636           298,312
  McAlpine (Alfred) P.L.C.                                                            196,111           951,987
  McBride P.L.C.                                                                       40,000            89,777
  McCarthy & Stone P.L.C.                                                             194,968         1,679,949
  McKay Securities P.L.C.                                                              68,500           212,060
  McLeod Russel Holdings P.L.C.                                                        74,524            24,673
 *Medical Solutions P.L.C.                                                            126,658           106,195
 *Medisys P.L.C.                                                                      150,134            32,276
  Meggitt P.L.C.                                                                      160,633           646,466
  Mentmore P.L.C.                                                                     236,561           362,100
  Menzies (John) P.L.C.                                                                57,314           315,432
 *Merant P.L.C.                                                                       172,500           369,363

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Merchant Retail Group P.L.C.                                                        185,666   $       542,846
  Merrydown P.L.C.                                                                     59,927            83,999
  Mersey Docks & Harbour Co. P.L.C.                                                    50,170           547,483
  Metal Bulletin P.L.C.                                                                95,500           287,433
  Metalrax Group P.L.C.                                                               358,740           524,438
  Mice Group P.L.C.                                                                   139,909           184,078
  Michael Page International P.L.C.                                                   225,000           726,537
 *Microgen P.L.C.                                                                      52,770            38,572
  Millennium and Copthorne Hotels
    P.L.C.                                                                             80,077           422,462
  Minerva P.L.C.                                                                       94,000           342,735
  Mitie Group P.L.C.                                                                  500,000         1,051,269
  Molins P.L.C.                                                                        68,000           398,803
  Monsoon P.L.C.                                                                       71,000           172,787
 *Morgan Crucible Company P.L.C.                                                      136,000           321,031
  Morgan Sindall P.L.C.                                                                66,000           407,506
  Morse P.L.C.                                                                         36,866            85,279
  Moss Brothers Group P.L.C.                                                          163,400           158,077
  Mowlem (John) & Co. P.L.C.                                                          342,030         1,223,553
  Mtl Instruments Group P.L.C.                                                          4,348            12,339
  Mucklow (A & J) Group P.L.C.                                                        175,000           797,589
 *My Travel Group P.L.C.                                                               24,000             4,747
  NHP P.L.C.                                                                          171,875           419,016
 *NSB Retail P.L.C.                                                                   300,000            79,974
 *NXT P.L.C.                                                                           26,935            45,861
  National Express Group P.L.C.                                                        25,000           262,602
  Nestor Healthcare Group P.L.C.                                                      180,200           976,249
  New Look Group P.L.C.                                                               107,041           573,000
  Newcastle United P.L.C.                                                             148,923            89,645
  Nichols P.L.C.                                                                       66,550           156,234
  Nord Anglia Education P.L.C.                                                          5,000            18,704
 *Nord Anglia Education RFD                                                               454             1,659
  Northamber P.L.C.                                                                    75,888            84,836
  Northern Foods P.L.C.                                                                41,000            97,310
 *Northgate Information Solutions
    P.L.C.                                                                            342,029           301,475
  Northgate P.L.C.                                                                    118,200         1,135,366
  Novar P.L.C.                                                                        260,465           573,396
 *OEM P.L.C.                                                                           12,000             8,771
 *OM2000 P.L.C.                                                                        41,440                 0
  Ocean Wilsons Holdings, Ltd.                                                         84,250           189,093
 *Orbis P.L.C.                                                                         11,428             2,899
  Ottakar's P.L.C.                                                                     30,000           183,424
  Owen (H.R.) P.L.C.                                                                   34,000           102,332
 *Oxford Biomedica, Ltd.                                                               75,000            24,508
 *Oxford Biomedica, Ltd. New Shares                                                    40,500            13,234
  Oxford Instruments P.L.C.                                                            43,051           134,386
  PHS Group P.L.C.                                                                    320,000           448,542
 *PPL Therapeutics P.L.C.                                                              43,529             3,369
  PSD Group P.L.C.                                                                     43,500           211,350
  PZ Cuzzons P.L.C.                                                                    22,000           411,668
 *Pace Micro Technology P.L.C.                                                        292,500           286,745
  Paladin Resources P.L.C.                                                            342,500           490,388
 *Palmaris Capital P.L.C.                                                              42,500             9,502
  Paragon Group of Companies P.L.C.                                                    70,000           382,542
  Parity Group P.L.C.                                                                 241,406            50,860
  Park Group P.L.C.                                                                   291,600           144,185
 *Partridge Fine Arts P.L.C.                                                           58,000            74,316
  Pendragon P.L.C.                                                                    239,375           792,510
  Penna Consulting P.L.C.                                                              33,000            64,985
  Peterhouse Group P.L.C.                                                              85,427           192,469
 *Pharmagene P.L.C.                                                                   160,000   $       187,122
 *Photo-Me International P.L.C.                                                       235,620           417,392
 *Phytopharm P.L.C.                                                                    32,600           126,152
  Pillar Property P.L.C.                                                               66,800           585,925
  Pittards P.L.C.                                                                      60,985            63,456
  Planit Holdings P.L.C.                                                              235,000            97,001
 *Plantation & General P.L.C.                                                          70,623            20,041
 *Plasmon P.L.C.                                                                      100,000           373,211
  Portmeirion Group P.L.C.                                                             22,856            70,757
  Porvair P.L.C.                                                                       62,000           177,009
  Premier Farnell P.L.C.                                                               18,000            80,490
 *Premier Oil P.L.C.                                                                   69,648           502,500
 *Pressac P.L.C.                                                                       78,129            29,562
 *Probus Estates P.L.C.                                                                83,333             2,042
 *Protherics P.L.C.                                                                   506,828           385,717
 *Provalis P.L.C.                                                                     375,538            56,514
 *Psion P.L.C.                                                                        257,200           343,927
 *QA P.L.C.                                                                            79,475             7,176
 *Queens Moat Houses P.L.C.                                                           159,000            23,244
  Quintain Estates & Development
    P.L.C.                                                                            108,350           633,582
 *Qxl Ricardo P.L.C.                                                                      130               364
  RAC P.L.C.                                                                           69,500           657,420
  RM P.L.C.                                                                            45,490           113,835
 *RMS Communications P.L.C.                                                            15,000                 0
  ROK property solutions P.L.C.                                                        57,501           234,874
  RPC Group P.L.C.                                                                     43,400           139,581
  RPS Group P.L.C.                                                                    192,594           524,181
  Radamec Group P.L.C.                                                                 35,000            23,175
  Radstone Technology P.L.C.                                                           40,384           261,499
  Ransom (William) & Son P.L.C.                                                        30,000            19,349
 *Redbus Imterhouse P.L.C.                                                            137,500            18,032
  Redrow P.L.C.                                                                       116,437           626,302
 *Redstone P.L.C.                                                                      14,870             2,621
  Reed Health Group P.L.C.                                                            155,333           281,846
  Reg Vardy P.L.C.                                                                    103,597           807,124
  Regent Inns P.L.C.                                                                  158,468           220,761
  Reliance Security Group P.L.C.                                                        9,000           103,321
  Renishaw P.L.C.                                                                     146,806         1,363,430
  Renold P.L.C.                                                                       144,000           206,797
  Ricardo P.L.C.                                                                      114,409           327,619
 *Richmond Oil & Gas P.L.C.                                                           220,000                 0
 *Robert Wiseman Dairies P.L.C.                                                        40,000           176,458
  Rotork P.L.C.                                                                       185,440         1,117,060
  Roxboro Group P.L.C.                                                                  9,304            36,804
 *Royal Doulton P.L.C.                                                                240,000            19,607
  Royalblue Group P.L.C.                                                               47,200           385,594
  Rutland Trust P.L.C.                                                                174,255           104,144
  S & U P.L.C.                                                                         21,140           176,336
  SCS Upholstery P.L.C.                                                                29,000            84,790
 *SFI Group P.L.C.                                                                     26,713            14,242
  SHL Group P.L.C.                                                                     41,650            64,111
  SIG P.L.C.                                                                          103,200           532,471
  SMG P.L.C.                                                                          185,295           345,771
  SSL International P.L.C.                                                            117,000           641,403
 *Safeland P.L.C.                                                                      25,000            21,928
  Salvesen (Christian) P.L.C.                                                         183,157           192,154
  Sanctuary Group P.L.C.                                                              320,000           273,803
  Savills P.L.C.                                                                      104,000           528,550
  Scapa Group P.L.C.                                                                   44,337            21,351
 *Scipher P.L.C.                                                                       34,563             5,350

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Scottish & Newcastle P.L.C.                                                          56,639   $       357,501
  Scottish Radio Holdings P.L.C.                                                       19,200           268,299
  Secure Trust Group P.L.C.                                                            27,118           209,877
  Securicor P.L.C.                                                                    328,750           497,558
  Senior P.L.C.                                                                       122,900            72,395
  Serco Group P.L.C.                                                                   77,859           236,011
 *Servicepower Technologies P.L.C.                                                    150,000            85,133
  Severfield-Rowan P.L.C.                                                              20,000           114,371
  Shaftesbury P.L.C.                                                                  137,500           595,934
  Shanks & McEwan Group P.L.C.                                                         92,900           169,362
  Shiloh P.L.C.                                                                        14,500            36,160
 *ShopRite Group P.L.C.                                                               204,780            47,546
  Simon Group P.L.C.                                                                  348,089           257,427
  Sinclair (William) Holdings P.L.C.                                                   53,000            68,365
  Singer & Friedlander Group P.L.C.                                                   119,400           428,159
  Sirdar P.L.C.                                                                        41,600            50,083
 *Skyepharma P.L.C.                                                                   382,000           496,027
  Smart (J.) & Co. (Contractors) P.L.C.                                                22,500           191,550
 *Smart Approach Group P.L.C.                                                         251,985             7,476
  Smith (David S.) Holdings P.L.C.                                                    200,000           542,618
 *Soco International P.L.C.                                                            59,000           270,423
  Somerfield P.L.C.                                                                   307,000           658,679
  South Staff Water Holdings P.L.C.                                                   108,000         1,033,675
  Southampton Leisure Holdings P.L.C.                                                  19,615            12,313
  Spectris P.L.C.                                                                      76,760           561,733
  Speedy Hire P.L.C.                                                                   50,000           316,026
  Spirax-Sarco Engineering P.L.C.                                                      91,811           885,045
 *Spirent P.L.C.                                                                      584,137           663,061
 *Sportech P.L.C.                                                                     435,000           134,666
  Spring Group P.L.C.                                                                 169,495           335,235
 *Springwood P.L.C.                                                                    37,500             5,482
  St. Ives P.L.C.                                                                      63,000           429,073
  St. Modwen Properties P.L.C.                                                         74,800           332,550
  Staffware P.L.C.                                                                     12,000           127,958
  Stanley (Charles) Group P.L.C.                                                       76,800           307,100
  Stanley Leisure Organisation P.L.C.                                                 224,954         1,528,220
 *Sterling Publishing Group P.L.C.                                                     75,298            17,159
  Stylo P.L.C.                                                                         64,096            40,236
 *Superscape P.L.C.                                                                    15,745             8,395
 *Surfcontrol P.L.C.                                                                    7,000            98,239
  Swallowfield P.L.C.                                                                  15,000            20,509
  Sygen International P.L.C.                                                          492,975           415,447
  Syltone P.L.C.                                                                       50,400           157,760
 *Synstar P.L.C.                                                                      143,000           178,307
  TT Electronics P.L.C.                                                                28,080            55,779
 *Tadpole Technology P.L.C.                                                           109,090            22,280
 *Tandem Group P.L.C.                                                                 327,365                 0
  Tarsus Group P.L.C.                                                                  34,855            35,368
  Taylor & Francis Group P.L.C.                                                        52,600           492,130
  Taylor Nelson AGB P.L.C.                                                            109,000           389,928
  Ted Baker P.L.C.                                                                     38,800           223,548
 *Telecommunications Group P.L.C.                                                      45,958             5,632
  Telemetrix P.L.C.                                                                   165,708           404,694
 *Telspec P.L.C.                                                                       25,000             7,309
 *Terence Chapman Group P.L.C.                                                         62,500             2,687
  Tex Holdings P.L.C.                                                                  14,000            39,849
  The Big Food Group P.L.C.                                                           212,000           492,226
 *The Innovation Group P.L.C.                                                         940,000           335,460
  The Malcolm Group P.L.C.                                                            109,377           149,551
  The Television Corp. P.L.C.                                                          66,330            68,447
  Thorntons P.L.C.                                                                    158,000           417,120
  Thorpe (F.W.) P.L.C.                                                                 24,000   $        73,886
 *Thus Group P.L.C.                                                                   836,000           463,694
  Tibbett & Britten Group P.L.C.                                                       86,123           615,439
  Tinsley (Eliza) Group P.L.C.                                                         19,844            12,628
  Topps Tiles P.L.C.                                                                   69,690           632,249
  Tops Estates P.L.C.                                                                  30,088           126,264
  Torex P.L.C.                                                                         73,041           741,163
 *Torotrak P.L.C.                                                                      99,193           111,742
 *Tottenham Hotspur P.L.C.                                                            150,000            61,915
  Town Centre Securities (New) P.L.C.                                                 142,137           495,025
  Trace Computers P.L.C.                                                               33,552            42,413
  Transport Development Group P.L.C.                                                   19,782            65,493
  Trifast P.L.C.                                                                      135,388           142,038
  Tullow Oil P.L.C.                                                                   222,863           314,302
  U.K. Coal P.L.C.                                                                     16,000            33,021
  Ulster Television, Ltd.                                                             115,602           748,558
  Ultra Electronics Holdings P.L.C.                                                    49,745           442,746
  Ultraframe P.L.C.                                                                    60,200           255,216
  Umeco P.L.C.                                                                         18,250           107,816
  Uniq P.L.C.                                                                          20,000            70,171
  Unite Group P.L.C.                                                                  103,051           275,599
  Universal Salvage P.L.C.                                                             14,255            30,278
  VP P.L.C.                                                                            83,100           190,800
  VT Group P.L.C.                                                                     100,375           390,148
 *Vega Group P.L.C.                                                                    32,300            72,495
 *Vernalis P.L.C.                                                                      54,179            73,613
 *Vert (Jacques) P.L.C.                                                                45,000            14,511
  Victoria P.L.C.                                                                      12,000            75,537
  Victrex P.L.C.                                                                      116,254           705,294
  Vitec Group P.L.C.                                                                   15,242            89,391
 *Volex Group P.L.C.                                                                   58,801           138,042
  WSP Group P.L.C.                                                                     90,000           274,749
  Wagon P.L.C.                                                                         65,292           192,022
 *Walker Greenbank P.L.C.                                                              53,105            12,558
  Warner Estate Holdings P.L.C.                                                        70,000           532,729
 *Waterdorm P.L.C.                                                                    105,000                 0
  Waterman P.L.C.                                                                      74,473            93,501
  Watermark Group P.L.C.                                                               50,000           129,850
  Weir Group P.L.C.                                                                   126,236           589,452
  Wellington Holdings P.L.C.                                                            9,000            16,408
  Wembley P.L.C.                                                                        6,053            58,402
  Westbury P.L.C.                                                                     202,522         1,328,807
 *Weston Medical Group P.L.C.                                                          50,200             2,158
  Wetherspoon (J.D.) P.L.C.                                                           127,358           590,858
  Whatman P.L.C.                                                                      241,935           638,708
  White Young Green P.L.C.                                                             64,000           197,578
  Whitehead Mann Group P.L.C.                                                          95,000           517,121
  Whittard of Chelsea P.L.C.                                                           30,000            78,168
 *Wiggins Group P.L.C.                                                              1,148,266            93,806
  Wilmington Group P.L.C.                                                              28,692            48,113
  Wilshaw P.L.C.                                                                      198,409            46,067
  Wilson Bowden P.L.C.                                                                  7,000           117,381
  Wintrust P.L.C.                                                                      22,500           192,518
  Wolverhampton & Dudley Breweries
    P.L.C.                                                                             78,873         1,020,775
  Woolworths Group P.L.C.                                                             872,421           648,944
 *Worthington Group P.L.C.                                                            102,653             7,283
  Wyevale Garden Centres P.L.C.                                                        48,578           277,796
  Wyndeham Press Group P.L.C.                                                          73,066           122,522
 *XAAR P.L.C.                                                                          18,405            15,352
  XANSA P.L.C.                                                                        199,718           313,433

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Xenova Group P.L.C.                                                                 246,961   $        47,783
  Yates Group P.L.C.                                                                   24,765            41,102
 *Yorkshire Group P.L.C.                                                               82,504             9,578
  Young & Co's Brewery P.L.C.                                                          10,000           130,280
  Young & Co's Brewery P.L.C. Class A                                                   5,234            83,267
  Yule Catto & Co. P.L.C.                                                              86,284           375,445
  Zotefoams P.L.C.                                                                     62,000            82,640
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $118,745,192)                                                                               158,950,507
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (1.3%)
 *British Pound Sterling
    (Cost $2,095,175)                                                                                 2,079,361
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04                                                     1,000                 0
 *Letter of Entitlements - Audemars Piguet                                            90,242                 0
 *Xenova Group P.L.C. Rights                                                          94,500                 0
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                                   0
                                                                                                ---------------
TOTAL -- UNITED KINGDOM
  (Cost $120,840,367)                                                                               161,029,868
                                                                                                ---------------
                                                                                    FACE
                                                                                   AMOUNT
                                                                              ---------------
                                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.82%, 12/01/03
     (Collateralized by $3,360,000 FHLB Notes 1.875%, 02/15/05, valued
      at $3,385,200) to be repurchased at $3,336,228(Cost $3,336,000)         $         3,336         3,336,000
                                                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $124,176,367)++                                                                        $   164,365,868
                                                                                                ===============

----------
 +  See Note B to Financial Statements.
 @  Denominated in local currency or the Euro
 *  Non-Income Producing Securities
++  The cost for federal income tax purposes is $124,619,319

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
FRANCE -- (13.4%)
COMMON STOCKS -- (13.4%)
  Affine                                                                                1,100   $        67,380
 *Ales Groupe SA                                                                        1,900            67,234
  Algeco SA                                                                             2,300           195,614
*#Alstom SA                                                                            95,700           197,315
 *Altedia SA                                                                            2,800            44,775
 *Alten SA                                                                             14,900           212,010
*#Altran Technologies SA                                                               49,600           612,404
  Apem SA                                                                               1,000            55,141
  April Group SA                                                                       19,600           316,243
  Arkopharma                                                                            4,300           220,356
  Assystem SA                                                                           2,657           141,733
  Aubay SA                                                                              5,700            25,759
 *Audika SA                                                                             1,500            70,845
 *Baccarat SA                                                                           1,090           104,594
  Bacou-Dalloz                                                                          3,685           307,002
  Bains de Mer et du Cercle des
    Etrangers a Monaco                                                                  4,615           984,716
  Beneteau SA                                                                           9,200           473,995
 *Berger Levrault SA                                                                      476           109,554
  Boiron SA                                                                            15,200           327,971
  Bonduelle SA                                                                          4,200           356,956
  Bongrain SA                                                                           7,500           392,432
 *Bricorama SA                                                                          2,679           134,878
  Buffalo Grill SA                                                                      1,028            13,863
*#Bull SA                                                                              68,000            52,168
  Burelle SA                                                                            4,030           390,333
 *Business Objects SA                                                                  16,500           559,547
  CEGID SA                                                                              4,500           360,337
  CFCAL-Banque                                                                            840           249,215
  CFF Recycling                                                                        10,576           830,390
 *CS Communication et Systemes                                                          4,983           125,976
 *Camaieu SA                                                                            3,200           253,938
  Carbone Lorraine                                                                     33,245         1,354,954
  Cegedim SA                                                                            6,400           344,235
  Cie Financiere Pour La Location
    D'Immeubles Industriels &
    Commerciaux SA                                                                      6,400           279,178
 #Clarins SA                                                                            7,339           420,430
*#Club Mediterranee SA                                                                 10,200           403,980
  Consortium International de Diffusi on
    et de Representation Sante                                                            600             9,170
 *DMC (Dollfus Mieg et Cie)                                                             6,230            44,360
 *Damartex SA                                                                          22,900           477,369
  Delachaux SA                                                                          1,000            87,387
  Deveaux SA                                                                            1,040           105,344
  Didot-Bottin                                                                          1,620           163,122
  Dynaction SA                                                                         10,660           231,289
  Eiffage SA                                                                            3,825           413,578
  Electricite de Strasbourg                                                            23,784         2,836,791
  Elior                                                                                70,128           575,839
  Entenial SA                                                                           2,800           163,458
  Esso SA                                                                               3,200           355,014
  Etam Developpement SA                                                                 5,600           160,437
  Euler-Hermes SA                                                                      12,291           558,401
 *Euro Disney SCA                                                                     517,400           310,110
  Evialis SA                                                                            1,200            43,787
  Exel Industries SA                                                                    1,800   $        86,308
  Explosifs et de Produits Chimiques                                                      524           143,842
 *FPEE SA                                                                               1,100            63,029
  Faurecia SA                                                                           6,500           440,232
  Fimalac SA                                                                          111,143         3,703,790
  Fininfo SA                                                                            9,760           213,517
  Fleury Michon SA                                                                      2,500           104,739
  Fonciere Lyonnaise SA                                                                 9,596           379,598
  France-Africaine de Recherches
    Petrolieres (Francarep)                                                             4,250           405,019
  Francois Freres (Tonnellerie) SA                                                      2,050            41,653
 *GCI (Groupe Chatellier Industrie SA )                                                 7,258               870
  GFI Informatique SA                                                                  23,400           210,376
 *Gantois Series A                                                                        647            38,003
  Gascogne SA                                                                           6,472           574,103
*#Gaumont                                                                              14,607           719,652
*#Generale de Geophysique SA                                                           20,770           771,823
  Generale de Sante                                                                    19,100           242,007
  Generale Location SA                                                                  9,000           182,002
 *Geodis SA                                                                             3,010           162,367
  Gespac System                                                                         1,100            21,757
  Gevelot                                                                               3,584           171,849
  Gifi                                                                                  3,200           207,907
 *Ginger (Groupe Ingenierie Europe)                                                     1,400            27,875
  Grands Moulins de Strasbourg                                                            110            37,580
  Grandvision SA                                                                        7,000           183,261
 #Groupe Bourbon SA                                                                     3,700           337,525
  Groupe Crit                                                                           5,500           108,389
  Groupe Guillin SA                                                                     1,200            96,737
  Groupe Open SA                                                                        1,000            31,347
  Groupe Steria                                                                         8,600           306,178
 *Guitel                                                                                  116             1,111
  Guyenne et Gascogne SA                                                               26,000         2,882,933
  Havas SA                                                                             62,300           330,088
  Hoteliere Lutetia Concorde                                                            2,505           420,693
  Hotels et Casinos de Deauville                                                        2,055           699,600
  Hyparlo SA                                                                            3,836           160,941
  IDSUD                                                                                   614            17,267
  IMS International Metal Service SA                                                   12,630            96,895
  Industrielle et Financiere
    d'Entreprise SA                                                                       300            32,006
*#Infogrames Entertainment SA                                                          58,300           368,297
  Ingenico SA                                                                          61,820           944,841
 *Ioltech SA                                                                              500            41,296
  Ipsos SA                                                                              3,700           334,864
  Kaufman et Broad SA                                                                   5,300           148,348
 *Lafuma SA                                                                               793            53,993
  Laurent-Perrier                                                                       3,100           107,394
 *Lectra Systemes SA                                                                   19,192           157,361
  Legris Industries SA                                                                  9,350           279,081
  Lisi SA                                                                               6,845           237,543
 *MGI Coutier SA                                                                        1,400            33,900
 *MRM                                                                                   1,424            18,794
  Manitou SA                                                                           11,092           997,219
  Manutan International SA                                                              1,300            54,994
  Marionnaud Parfumeries Retails
    Perfumes                                                                            8,271           319,747
 *Matussiere et Forest SA                                                              13,600            68,960

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Metaleurop SA                                                                        35,449   $        22,947
  Montupet SA                                                                          32,450           564,030
 *Mr. Bricolage SA                                                                      5,200           151,970
  Neopost SA                                                                            7,200           362,494
 *Nexans                                                                               12,200           377,311
  Norbert Dentressangle                                                                 6,320           254,552
  Nord Est SA                                                                          21,507         1,124,050
 *Oberthur Card Systems SA                                                             36,000           249,431
 *Oeneo                                                                                31,265            83,201
  PSB Industries SA                                                                     1,240           144,926
 *Passat SA                                                                             1,300            26,616
 *Penauille Polyservices SA                                                            10,200           166,043
 *Petit Forestier SA                                                                    2,243            83,351
  Pierre & Vacances                                                                     4,500           372,743
  Pinguely-Haulotte SA                                                                 25,000           139,352
  Plastic Omnium SA                                                                    15,423           709,936
  Plastivaloire SA                                                                        900            26,540
  Prosodie SA                                                                           3,600            82,856
 *Radiall SA                                                                            1,340            88,989
  Robertet SA                                                                           1,076           125,049
  Rodriguez Group SA                                                                    6,600           350,483
  Rougier SA                                                                            2,040           140,977
  Rue Imperiale                                                                        14,432         2,802,599
  SDR de Bretagne SA                                                                      714            18,410
  SEB SA Prime Fidelite 2002                                                            3,000           366,090
  SILIC (Societe Immobiliere de
    Location pour L'industrie et le
    Commerce)                                                                          12,256           778,653
  SR Teleperformance                                                                   90,928         1,925,988
  Sabeton                                                                              13,500           169,110
  Samse SA                                                                              4,400           490,518
 *Sasa Industries SA                                                                    1,000            27,511
 *Saveurs de France-Brossard                                                              900            25,353
*#Scor SA                                                                              72,300           276,470
  Sechilienne-Sidec                                                                     2,200           249,347
  Securidev SA                                                                          1,500            15,643
  Selectibail                                                                          25,421           704,835
  Signaux Girod SA                                                                        600            25,173
  Skis Rossignol SA                                                                    41,668           727,749
  Smoby SA                                                                                500            38,209
  Societe du Louvre SA                                                                  6,305           506,383
 *Societe Francais des Papiers Peints                                                     400             4,416
  Societe Industrielle D'Aviations
    Latecoere SA                                                                        2,900            73,871
  Societe Pour L'Informatique
    Industrielle SA                                                                     1,000            32,845
 *Solving International SA                                                              2,100            25,677
  Somfy Interational SA                                                                22,900         3,686,641
  Sophia SA                                                                            17,550           871,378
  Sopra SA                                                                              6,900           313,065
  Stallergenes SA                                                                       1,249            58,391
  Ste Virbac SA                                                                         6,852           215,034
  Stef-Tfe SA                                                                             332            27,062
  Sucriere de Pithiviers-le-Vieil                                                       1,825         1,093,836
 *Sylis SA                                                                              4,700            29,635
  Synergie SA                                                                           8,000           146,724
  Taittinger SA                                                                        12,700         2,041,512
 *Tessi SA                                                                                900            33,865
  Touax (Touage Investissement SA)                                                     10,378           202,156
 *Transiciel SA                                                                         9,200           150,536
  Trigano SA                                                                            5,500           225,282
 *Ubi Soft Entertainment SA                                                             8,500   $       263,390
  Unilog SA                                                                             6,320           340,463
 #Vallourec (Usines a Tubes de Lorraine
    Escaut et Vallourec Reunies)                                                       31,700         2,449,072
 *Valtech, La Defense                                                                  20,000            23,016
  Viel et Compagnie                                                                    44,339           208,349
  Vilmorin et Cie SA                                                                    2,349           288,338
  Vivarte SA                                                                            8,299           375,545
  Vranken Monopole                                                                      2,200            87,687
  Zodiac SA                                                                            14,627           432,908
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $40,538,164)                                                                                 64,910,990
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Alstom SA Rights 12/10/03                                                            95,700            51,623
 *Alstom SA Warrants 01/09/04                                                          95,700            34,415
 *Altran Technologies SA Rights
    12/10/03                                                                           49,600            39,241
 *Group Open Warrants 10/21/06                                                          1,000               851
 *Oeneo Warrants 08/26/06                                                              14,365             4,649
 *Prosodie SA Warrants 10/28/06                                                           900               669
 *Ubi Soft Entertainment SA Warrants
    05/14/06                                                                            4,100             2,654
 *Valtech, La Defense Warrants
    07/29/05                                                                           20,000             1,199
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $38,786)                                                                                        135,301
                                                                                                ---------------
TOTAL -- FRANCE
  (Cost $40,576,950)                                                                                 65,046,291
                                                                                                ---------------

GERMANY -- (11.8%)
COMMON STOCKS -- (11.8%)
 *AC-Service AG                                                                         4,300            29,123
  AWD Holding AG                                                                       35,600         1,078,814
  Aareal Bank AG                                                                       33,200         1,003,299
*#Acg AG Fuer Chipkarten und
  Informationssysteme                                                                  15,400            63,688
  Ackermann-Goeggingen AG                                                               8,100           150,500
 *Adva AG Optical Networking                                                           32,400           174,774
 *Agrob AG                                                                              5,800            59,792
 *Aigner (Etienne) AG                                                                     600            93,500
 #Aixtron AG                                                                           61,400           376,105
  Amadeus Fire AG                                                                       4,900            34,714
  Andreae-Noris Zahn AG, Anzag                                                         27,200           922,078
 *Articon Integralis AG                                                                 7,900            37,406
 *Atoss Software AG                                                                     3,700            73,049
 *Augusta Technologie AG                                                                3,200            12,927
 #Ava Allgemeine Handelsgesellschaft
    der Verbraucher AG                                                                 30,800         1,007,566
 *Baader Wertpapier Handelsbank AG                                                      7,900            61,744
 #Balda AG                                                                             31,600           251,142
*#Basler AG                                                                             3,200            42,387
 #Beate Uhse AG                                                                        44,400           707,871
  Bechtle AG                                                                           17,100           197,603
 *Berliner Elektro Holding AG                                                          13,861           111,324
  Bertrandt AG                                                                          7,650           135,720
 #Beru AG                                                                               9,400           569,035
 *Beta Systems Software AG                                                              2,850            30,747
  Bilfinger & Berger Bau AG                                                            34,600         1,111,553
 *Biolitec AG                                                                           8,000            38,359

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Biotest AG                                                                            2,400   $        19,995
  Boewe Systec AG                                                                       5,700           252,811
 *Borussia Dortmund GMBH & Co.
    KGAA                                                                               21,650            94,986
 *Brau und Brunnen AG                                                                   4,995           481,405
  Bremer Energiekonto AG                                                               14,700            37,709
 *Bremer Woll-Kaemmerei AG                                                             17,128            22,996
 *CBB Holding AG                                                                      102,602            13,037
 *CTS Eventim AG                                                                       14,800           145,477
 *Ce Consumer Electrnic AG                                                             21,600            69,910
 *Ceag AG                                                                              20,670           218,043
  Celanese AG                                                                          20,650           717,856
 *Cenit AG Systemhaus                                                                   3,500            29,369
 *Centrotec Hochleistungskunststoffe AG                                                 4,900            58,150
  Cewe Color Holding AG                                                                 5,600           124,859
 *Comdirect Bank AG                                                                    73,000           653,676
 *Computerlinks AG                                                                      4,600            73,614
 *Condomi AG                                                                            1,800             4,164
 *Curanum AG                                                                           21,500            53,607
 *D. Logistics AG                                                                      28,000            75,520
 *DAB Bank AG                                                                          39,800           300,568
 *DEAG Deutsche Entertainment AG                                                       10,500            29,453
  DVB Bank AG                                                                           7,124           742,101
 *Data Modul AG                                                                         2,904            64,748
 *Deutsche Euroshop AG                                                                 15,550           637,307
 *Deutsche Steinzeug
    Cremer & Breuer AG                                                                 87,200            91,985
*#Deutz AG                                                                             60,400           241,826
 *Deutz AG Issue 03                                                                    20,133            77,953
 *Dierig Holding AG                                                                    10,500           163,500
  Dis Deutscher Industrie Service AG                                                   11,850           250,006
 *Dom-Braugerei AG                                                                      1,100            47,865
  Douglas Holding AG                                                                   36,650         1,001,678
 *Dr. Scheller Cosmetics AG                                                             4,000            21,817
 *Drillisch AG                                                                         22,450            97,957
  Duerr Beteiligungs AG                                                                14,750           313,841
 *Eckert and Ziegler Strahlen - und
    Medizintechnik AG                                                                   3,000            26,791
 *Elexis AG                                                                             8,600            31,649
 *Elmos Semiconductor AG                                                               16,350           259,885
  ElreingKlinger AG                                                                     1,500           128,563
*#Em TV & Merchandising AG                                                            137,050           162,642
 *Epcos AG                                                                             55,500         1,267,381
  Erlus Baustoffwerke AG                                                                  297           118,555
  Escada AG                                                                            20,520           270,576
 *Eurobike AG                                                                           1,700               469
 *Evotec Biosystems AG                                                                 30,100           212,160
 #FJA AG                                                                                7,150           175,103
  Feilmann AG                                                                          17,800           755,340
 *Fortec Elektronik AG                                                                  1,400            45,647
*#Freenet.De AG                                                                        16,800           993,839
  Fuchs Petrolub AG Oel & Chemie                                                        6,693           415,194
  GFK AG                                                                               25,600           721,153
 *GPC Biotech AG                                                                       17,600           164,561
*#Gft Technologies AG                                                                  22,600            85,879
  Grenkeleasing AG                                                                     12,650           286,597
    Gwag Bayerische Wohnungs-
    Aktiengesellschaft AG                                                               3,383           150,046
  Hamborner AG                                                                         21,000           571,432
 *Hawesko Holdings AG                                                                   3,300            79,116
 *Herlitz AG                                                                            6,962            30,461
 #Hochtief AG                                                                          34,000   $       921,100
 *Hoeft & Wessel AG                                                                     6,100            23,326
  Holsten-Brauerei AG                                                                  38,462         1,567,582
  Hucke AG                                                                              8,300            32,833
  Hugo Boss AG                                                                         25,100           457,337
 *IFA Hotel & Touristik AG                                                              7,000            62,933
*#IM International Media AG                                                            19,800            30,380
  IVG Immobilien AG                                                                    98,550         1,106,918
 *Innovation in Traffic Systems AG                                                     12,300            76,965
  Interseroh AG                                                                         9,650           122,618
*#Intershop Deutschland AG                                                              7,320            23,604
 *Intertainment AG                                                                      8,500            20,378
 *Isra Vision Systems AG                                                                2,100            29,578
  Iwka AG                                                                              26,613           519,040
*#Ixos Software AG                                                                     18,600           206,463
 #Jenoptik AG                                                                          40,800           440,661
  K & S Aktiengesellschaft AG                                                         129,500         3,027,079
  KSB AG                                                                                2,387           371,976
  KWS Kleinwanzlebener Saatzucht AG                                                     1,650           991,027
 *Kampa-Haus AG                                                                        10,375            78,352
  Keramag Keramische Werke AG                                                          13,000           654,504
  Kloeckner-Werke AG                                                                   38,900           364,650
 *Kontron AG                                                                           42,878           321,243
  Krones AG                                                                             7,450           520,469
 *LPKF Laser & Electronics AG                                                           9,000            54,374
  Leifheit AG                                                                          12,500           353,774
  Leoni AG                                                                             25,000         1,287,130
  Loewe AG                                                                              7,100            56,853
 #MVV Energie AG                                                                       48,000           872,863
 *MWG Biotech AG                                                                       19,400            23,720
 *Maternus-Kliniken AG, Bad
    Oyenhausen                                                                          2,400             1,784
  Maxdata AG                                                                           24,600           166,021
 *Mediclin AG                                                                          22,050            51,542
 *Medigene AG                                                                           8,600            65,772
 *Mensch und Maschine Software AG                                                       1,400            13,946
*#Morphosys AG                                                                          3,100            36,083
  Muehlabauer Holdings AG & Co.
    KGAA                                                                                5,900           137,984
 *Nemetschek AG                                                                         7,400            47,901
  Norddeutsche Affinerie AG                                                            30,700           328,632
  Norddeutsche Steingutfabrik AG                                                        5,960            32,150
  Novasoft AG                                                                          11,800            44,274
 *November AG                                                                           5,400            35,990
 *Ohb Teledata                                                                         12,650           103,569
  PC-Ware Information
    Technologies AG                                                                     5,100            55,266
 *PVATepla AG                                                                          15,550            36,535
 *Pandatel AG                                                                           5,700            40,996
*#Parsytec AG                                                                          11,900            68,186
 *Personal & Informatik AG                                                              5,900            32,887
  Pfeiffer Vacuum Technology AG                                                         8,250           273,048
 *Pfleiderer AG                                                                        36,250           181,637
 *Phoenix AG, Hamburg                                                                  37,500           409,065
 *Plambeck Neue Energien AG                                                             5,250            14,915
 *Plenum AG                                                                             9,300            22,854
 *Primacom AG                                                                          15,200            20,929
 *Produkte und Syteme der
    Informationstechnologie AG                                                         10,300            53,091
  Progress-Werk Oberkirch AG                                                            5,000           199,588
  Puma AG                                                                               5,700           899,871

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
*#Qs Communications AG                                                                 98,700   $       333,646
  Rational AG                                                                          10,612           582,616
 *Realtech AG                                                                           3,650            38,722
  Renk AG                                                                              19,400           616,264
 *Repower Systems AG                                                                    5,000           103,390
  Rheinmetall Berlin AG                                                                45,000         1,478,027
  Rhoen Klinikum AG                                                                    13,750           725,228
  Rinol AG                                                                              5,900            21,925
 *Rohwedder AG                                                                            610             6,435
 *Ruecker AG                                                                            7,800            33,660
*#SAP Systems Integrations AG                                                          33,650           653,461
 *SGL Carbon AG                                                                        20,800           307,928
  Salzgitter AG                                                                        58,650           593,376
  Sartorius AG                                                                          6,550            69,801
  Schlott Sebaldus AG                                                                   4,400            87,555
  Schwarz Pharma AG                                                                     8,900           187,021
  Sektkellerei Schloss Wachenheim AG                                                   15,120           132,310
 *Senator Entertainment AG                                                              9,800            14,214
*#Singulus Technologies AG                                                             34,600           736,197
  Sinner AG, Karlsruhe                                                                  4,160            50,615
  Sixt AG                                                                              15,400           212,294
*#Software AG                                                                          25,300           545,899
  Stada Arzneimittel AG                                                                20,000         1,174,750
 *Stahl (R.) AG                                                                         2,000            16,782
 *Steag Hamtech AG                                                                     28,200           157,189
 *Stoehr & Co. AG                                                                      16,000            63,293
 *Strabag AG                                                                            3,332           211,291
  Stuttgarter Hofbraeu AG                                                              18,000           604,157
  Sued-Chemie AG                                                                       29,146         1,037,659
 *Suess Microtec AG                                                                    14,000           177,891
 *Syskoplan AG                                                                          3,300            26,702
 *Syzygy AG                                                                            18,000           126,226
 *TFG Venture Capital AG & Co. KGAA                                                     8,800            21,098
  Takkt AG                                                                             68,450           454,572
 *Techem AG                                                                            23,150           442,620
  Technotrans AG                                                                        5,000            74,321
 *Telegate AG                                                                          10,800           117,552
 *Teles AG Informationstechnologien                                                    21,200           271,919
  Textilgruppe Hof AG                                                                  12,170            93,366
*#Tomorrow Focus AG                                                                    42,650           117,589
 *Umweltkontor Renewable Energy AG                                                     14,100            21,297
  United Internet AG                                                                   43,050         1,011,460
 *VBH (Vereinigter
    Baubeschlag-Handel) AG                                                              9,415            19,412
  VK Muehlen AG                                                                         1,312           121,886
  Vossloh AG                                                                           15,900           733,799
*#WCM Beteiligungs AG                                                                 245,466           361,923
 *Walter Bau AG, Augsburg                                                              33,905            67,061
  Wanderer-Werke AG                                                                     7,903           202,733
 *Wedeco AG Water Technology                                                           10,550           224,603
 *Westag and Getalit AG,
    Rheda-Wiedenbrueck                                                                  7,000            48,500
  Wuerttembergische
    Lebensversicherung AG                                                              11,330           177,918
  Wuerttembergische
    Metallwarenfabrik AG                                                               30,330           548,995
  Wuerzburger Hofbraeu AG                                                                 134            61,381
  Zapf Creation AG                                                                      7,500           173,066
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $47,674,467)                                                                                 57,045,489
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *DEAG Deutsche Entertainment AG
    Bond Rights 12/03/03                                                                7,000   $             0
 *Fuchs Petrolub AG Oel & Chemie
    Rights 12/09/03                                                                     6,693             7,221
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                               7,221
                                                                                                ---------------
TOTAL -- GERMANY
  (Cost $47,674,467)                                                                                 57,052,710
                                                                                                ---------------

ITALY -- (8.9%)
COMMON STOCKS -- (8.9%)
*#Acea SpA                                                                            163,000           949,606
 *Acegas SpA                                                                           27,200           164,005
 *Actelios SpA                                                                         25,801           213,405
  Aem Torino SpA                                                                      355,000           548,956
 *Aeroporto de Firenze SpA                                                              6,000            84,510
*#Alitalia Linee Aeree Italiane SpA
    Series A                                                                        2,712,400           871,381
 *Amplifon SpA                                                                         15,200           417,252
 *Auschem SpA (In Liquidation)                                                         82,000                 0
  Azienda Mediterranea Gas e Acqua
    SpA                                                                               267,000           327,421
 *Banca Ifis SpA                                                                       16,600           210,928
  Banca Intermobiliare di Investimenti e
    Gestoni SpA                                                                        81,000           565,103
  Banca Monte Dei Paschi di Siena SpA                                                 229,515           753,843
  Banca Popolare Dell'etruria e Del
    Lazio Scrl                                                                         19,000           416,797
  Banca Profilo SpA                                                                    88,500           231,800
  Banco di Desio e della Brianza SpA                                                   90,000           375,441
  Banco Piccolo Valellinese Scarl SpA                                                  41,600           460,272
 *Bastogi SpA                                                                       1,183,000           241,785
 *Beghelli SpA                                                                        142,000           109,791
  Beni Stabili SpA, Roma                                                            1,309,500           784,865
  Biesse SpA                                                                           17,100            48,478
 *Binda SpA                                                                         1,299,375                 0
  Bonifica dei Terreni Ferraresi e per
    Imprese Agricole Roma                                                               9,675           151,349
  Bremba SpA                                                                           53,375           374,934
  Brioschi Finanziaria SpA, Milano                                                    373,400           116,825
  Buzzi Unicem SpA                                                                     94,100         1,139,280
  CAMFIN (Cam Finanziaria)                                                             36,527            88,009
  CIR SpA (Cie Industriale Riunite),
    Torino                                                                            591,100         1,060,723
*#CMI SpA                                                                              64,502           327,837
  CSP International Industria Calze SpA                                                10,000            17,262
 #Caltagirone Editore SpA                                                              95,800           783,194
 #Caltagirone SpA                                                                     178,399         1,109,888
 *Carraro SpA                                                                          26,200            72,863
  Cementir Cementerie del Tirreno SpA                                                 249,704           752,806
 *Cirio Finanziaria SpA                                                               175,000            36,501
  Class Editore SpA                                                                    70,600           205,228
 *Coats Cucirini SpA                                                                   30,000            33,085
 *Compagnia Immobiliare Azionaria                                                      44,000             7,331
  Credito Artigiano SpA                                                                93,900           379,328
  Cremonini SpA                                                                       102,400           214,811
  Danieli & C.Officine Meccaniche SpA                                                  66,500           275,017
 *Dataconsyst C.G.S. SpA, Monza                                                           220                 0
 *Davide Campari - Milano SpA                                                          13,400           588,224

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *De Longhi SpA                                                                       115,000   $       512,814
 *Del Favero SpA                                                                       86,000                 0
 *Ducati Motor Holding SpA                                                            112,500           190,822
  Emak                                                                                 27,000           107,130
  Erg SpA                                                                             124,000           643,619
  Ergo Previdenza SpA                                                                  69,200           348,397
  Ericsson SpA                                                                         19,800           481,341
  Esprinet                                                                              3,700            94,693
 *FMC (Fabbrica Milanese
    Condutorri SpA)                                                                    25,000                 0
 *Finarte Casa d'Aste SpA (Milano)                                                     56,266           117,359
 *Finarte Partecipazioni Pro Arte SpA                                                 242,693            60,948
*#Finmatica SpA                                                                        35,900           419,153
 *Fochi (Filippo) SpA                                                                 216,000                 0
 *Fornara Societa Finanziaria e di
    Partecipazioni SpA                                                                310,000                 0
  Gabetti Holding SpA                                                                  55,000           126,915
  Gefran                                                                               11,000            53,139
 *Gemina SpA                                                                          282,400           280,971
 *Gerolimich SpA (In Liquidation)                                                     297,400                 0
  Gewiss SpA                                                                          221,700           980,644
  Giovanni Crespi SpA                                                                  21,000            17,797
  Grandi Navi Veloci SpA                                                               38,000            77,438
*#Granitifiandre SpA                                                                   28,500           245,978
 *Grassetto SpA                                                                       279,125                 0
  Gruppo Ceramiche Ricchetti SpA                                                      164,000            70,380
 *I Grandi Viaggi SpA                                                                  28,100            22,366
  ITALJOLLY (Cia Italiana dei Jolly
    Hotels SpA)                                                                        34,500           200,990
*#Immobiliare Lombardia SpA                                                           425,000            81,004
  Immsi SpA                                                                           287,000           323,392
  Impregilo SpA                                                                       532,000           357,124
  Industria Macchine Automatique SpA                                                   27,000           349,224
  Industria Romagnola Conduttori
    Elettrici SpA                                                                      17,500            52,864
 #Industrie Zignago S. Margherita SpA                                                  52,000           771,691
  Interpump Group SpA                                                                  64,700           271,451
  Italmobiliare SpA, Milano                                                            12,750           583,839
 *Juventus Footbal Club SpA                                                            98,000           223,790
 *La Doria SpA                                                                         22,000            60,919
 *Lavorwash SpA                                                                        10,000            23,495
  Linificio and Canapificio Nazionale SpA                                              22,000            45,623
  Maffei SpA                                                                           52,500            95,658
 *Mandelli SpA                                                                         41,000                 0
  Manifattura Lane Gaetano
    Marzotto & Figli SpA                                                              138,000         1,511,975
 *Marcolin SpA                                                                         35,100            50,995
 *Mariella Burani Fashion Group SpA                                                    20,400           188,540
 *Meliorbanca SpA                                                                      62,500           319,910
  Merloni Elettrodomestici SpA                                                        155,000         2,887,368
 #Milano Assicurazioni SpA                                                            266,700           890,364
  Mirato SpA                                                                           12,000            87,747
  Monrif SpA                                                                          150,000           145,645
 *Montefibre SpA                                                                      143,130            75,492
 *NGP SpA                                                                              17,891            12,031
  Navigazione Montanari SpA                                                            95,200           176,884
 *Necchi SpA                                                                          164,250            13,782
 *Negri Bossi SpA                                                                      13,700            36,130
 *Olidata SpA                                                                          20,000            32,174
 *Opengate Group SpA                                                                    4,000             9,158
 *Pagnossin SpA                                                                         9,000            19,959
 *Perlier SpA                                                                         100,700   $        25,820
  Permasteelisa SpA                                                                    21,300           347,247
  Pininfarina SpA                                                                      31,285           928,552
 *Pirelli & C.Real Estate SpA                                                           9,600           276,762
 *Poligrafici Editoriale SpA                                                          132,000           284,817
 *Premafin Finanziaria SpA Holding di
    Partecipazioni, Roma                                                              311,330           312,368
  Premuda SpA                                                                          38,700            60,911
 *Ratti SpA                                                                            31,768            25,629
 #Recordati Industria
    Chimica e Farmaceutica SpA                                                         48,000           922,922
 *Reno de Medici SpA, Milano                                                          332,210           297,477
 *Richard-Ginori 1735 SpA                                                             128,000           122,749
  Risanamento Napoli SpA                                                              212,600           365,708
 *Rodriquez SpA                                                                        41,250                 0
 *Roncadin SpA                                                                         81,400            47,812
  SAES Getters SpA                                                                     14,750           170,977
  SAI SpA (Sta Assicuratrice Industriale),
    Torino                                                                             32,500           568,795
  SISA (Societa Imballaggi Speciali
    Asti SpA)                                                                          65,000           155,834
  SMI STA Metallurgica Italiana SpA                                                   565,280           217,514
  SNIA SpA                                                                            568,977         1,265,197
 *SOPAF (Societa Partecipazioni
    Finanziarie SpA)                                                                   85,000            27,460
  Sabaf SpA                                                                             8,000           133,586
  Saeco International Group SpA                                                       154,000           629,498
 *Schiapparelli 1824 SpA, Milano                                                      166,200            26,099
 *Sirti SpA                                                                            29,967            54,602
 #Societe Cattolica di Assicurazoni
    Scarl SpA                                                                          27,170           925,295
 *Societe Sportiva Lazio SpA                                                        1,815,000            98,994
  Sogefi SpA                                                                          182,500           625,674
  Sol SpA                                                                              70,200           302,100
  Stefanel SpA                                                                         54,400           118,683
  Targetti Sankey SpA                                                                   8,000            29,057
 *Tecnodiffusione Italia SpA                                                            3,332            15,737
  Terme Demaniali di Acqui SpA                                                        532,000           264,017
 #Tod's Group SpA                                                                      23,400           971,657
 *Trevi-Finanziaria Industriale SpA                                                    30,000            41,140
 *Tripcovich (D.) & Co. SpA Navigazione
    Rimorchi e Salvataggi Trieste                                                     113,898                 0
 *Unione Manifatture SpA (In Liquidation)                                             156,000                 0
 *Unipar (Unione Nazionale di
    Participazione SpA) (In Liquidation)                                              539,000                 0
 *Vemer Siber Group SpA                                                                46,000            50,785
 *Viaggi del Ve                                                                        23,000            55,968
  Vianini Industria SpA                                                                52,520           154,245
  Vianini Lavori SpA                                                                  180,752         1,115,860
  Vittoria Assicurazioni SpA                                                           51,500           305,585
  Zucchi (Vincenzo) SpA                                                               144,375           756,167
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $37,718,211)                                                                                 43,360,556
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Tecnodiffusione Italia SpA
   Warrants 11/15/04
   (Cost $0)                                                                            1,332               283
                                                                                                ---------------

TOTAL -- ITALY
  (Cost $37,718,211)                                                                                 43,360,839
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
SWITZERLAND -- (8.8%)
COMMON STOCKS -- (8.8%)
 *A. Hiestad Holding AG                                                                   190   $        66,874
 *AFG Arbonia-Forster Holding AG                                                        2,610           300,831
 *Accumulatoren-Fabrik Oerlikon,
    Zuerich                                                                                30            13,344
 *Actelion, Ltd.                                                                        4,400           421,205
 *Agie Charmilles Holding AG                                                            3,000           148,524
 *Allreal Holding AG                                                                    3,657           254,320
  Also Holding AG                                                                         268            63,024
 *Amazys Holding AG                                                                     1,183            36,147
 *Ascom Holding AG                                                                      7,700            72,073
  BHB Beteiligungs und
    Finanzgesellschaft                                                                    150             5,095
  BVZ (Brig Visp Zermatt) Holding AG                                                      370            73,987
  Bachem AG                                                                             3,059           143,163
  Bank Coop AG                                                                          5,881         1,046,344
  Bank Sarasin & Cie Series B, Basel                                                      274           415,434
 *Banque Cantonale de Geneve                                                            1,344           165,827
  Banque Cantonale du Jura                                                                450            73,102
 *Banque Cantonale Vaudoise                                                               600            63,123
  Banque Privee Edmond de
    Rothschild SA, Geneve                                                                 120         1,141,779
  Barry Callebaut AG                                                                    2,326           420,588
  Basellandschaftliche Kantonalbank                                                       600           377,808
  Basler Kantonalbank                                                                   5,250           332,613
 *Batigroup Holding AG                                                                  2,902            25,704
  Belimo Holdings                                                                         240            91,714
 *Berna Biotech                                                                        13,727           138,043
 *Berner Kantonalbank                                                                   2,315           266,381
  Bobst Group SA                                                                       18,200           612,430
  Bossard Holding AG                                                                    6,350           265,255
  Bucher Industries AG,
    Niederweningen                                                                      3,355           456,773
  Caisse d'Epargne Cantonale
    Vaudoise, Lausanne                                                                    427           278,122
 *Calida Holding AG                                                                       396            67,699
 *Carlo Gavazzi Holding AG                                                                910            38,717
 *Charles Voegele Holding AG                                                            3,960           240,776
  Cie Financiere Tradition                                                              5,202           482,889
  Conzzeta Holdings AG                                                                  1,415         1,061,753
 *Crossair AG, Basel                                                                   13,517           106,654
  Daetwyler Holding AG, Atldorf                                                           348           531,400
  EGL (Elektrizitaets-Gesellschaft
    Laufenberg) AG, Laufenberg                                                          8,390         3,920,075
 *ESEC Holding AG                                                                         921           138,572
  Edipresse SA, Lausanne                                                                  694           319,427
 *Eichhof Holding AG                                                                      188           111,835
  Energie Electrique du Simplon SA                                                        350            33,437
  Energiedienst Holding AG                                                              8,265         2,141,821
  Escor Casino & Entertainment AG                                                         744            16,978
  Feintol International Holding AG                                                        110            18,975
 *Fischer (Georg) AG, Schaffhausen                                                      1,552           265,326
 *Flughafen Zuerich AG                                                                  1,842            93,972
 *Forbo Holding AG, Eglisau                                                             1,100           306,331
  Fuchs Petrolub AG Oel & Chemie
    Non-Voting                                                                          6,003           377,300
  Galenica Holding, Ltd. AG, Bern                                                       4,290           580,752
  Geberit AG                                                                              870           379,572
  Generale d'Affichage, Geneve                                                            290           135,722
 *Generali (Switzerland) Holdings,
    Adliswil                                                                            1,670   $       213,155
 *Golay-Buchel Holding SA, Lausanne                                                        40            32,490
  Gornergrat Monte Rasa-Bahnen
    Zermatt                                                                                70            47,110
  Gurit-Heberlein AG                                                                    1,125           730,147
 *HPI Holding SA                                                                        6,000            10,722
  Helvetia Patria Holding                                                               2,831           431,421
 *Industrieholding Cham AG, Cham                                                          864           151,049
 *Interroll-Holding SA                                                                    320            32,180
  Jelmoli Holding AG                                                                    1,521         1,423,673
 #Jelmoli Holding AG, Zuerich (Namen)                                                   2,835           521,946
  Kaba Holding AG                                                                       1,340           253,961
 *Kardex AG, Zuerich                                                                    1,039           122,167
 *Kardex AG, Zuerich (Participating)                                                      610            72,668
 *Komax Holding AG                                                                      1,100            75,094
 *Kudelski SA                                                                          13,000           416,834
  Kuoni Reisen Holding AG                                                               1,350           438,610
 *Leica Geosystems Holdings AG                                                          1,057           165,575
 *Lem Holdings AG, Lyss                                                                   270            49,918
  Luzerner Kantonalbank AG                                                              3,200           465,375
 *Maag Holding AG, Zuerich                                                                922           123,210
 *Micronas Semi                                                                        12,202           556,902
 *Mikron Holding AG, Biel                                                               2,652            36,516
 *Mobilezone Holding AG                                                                13,349            25,403
 *Moevenpick-Holding, Zuerich                                                           1,320           714,772
  Nobel Biocare Holding AG                                                             45,460         4,263,897
  Orell Fuessli Graphische Betriebe AG,
    Zuerich                                                                               240           258,803
  Oz Holding AG                                                                         4,400           268,890
  PSP Swiss Property AG                                                                 3,442           477,272
 *Parco Industriale e Immobiliare SA                                                      600             1,624
 *Phoenix Mecano AG, Stein am Rhein                                                     2,749           816,585
  Phonak Holding AG                                                                    29,137           637,862
 *Publicitas Holding SA, Lausanne                                                       1,115           301,883
*#Reg Real Estate Group                                                                 8,010           481,448
  Rieters Holdings AG                                                                   2,056           439,758
  Roche Holding AG Genusschein                                                            800            72,096
  SAIA-Burgess Electronics AG                                                             274            96,440
 *SIA Abrasives Holding AG                                                                337            59,698
  Sarna Kunststoff Holding AG                                                           1,760           159,292
 *Saurer AG                                                                             6,943           308,824
 *Schaffner Holding AG                                                                    300            44,789
 *Schweiter Technology AG                                                                 500            67,687
  Schweizerhall Holding AG, Basel                                                         140           178,693
    Schweizerische National Versicherungs
  Gesellschaft                                                                            472           197,166
  Siegfried Holding AG                                                                  8,560         1,021,397
  Sig Holding AG                                                                        3,000           404,380
 *Sihl                                                                                    150               451
  Sika Finanz AG, Baar                                                                    925           375,661
  Sopracenerina                                                                         2,409           316,797
 *St. Galler Kantonalbank                                                               1,596           289,515
  Sulzer AG, Winterthur                                                                 1,637           409,655
 *Swiss Prime Site AG                                                                   1,492           264,302
 *Swisslog Holding AG                                                                   6,810            35,243
  Tamedia AG                                                                            4,500           310,160
  Tecan Group AG                                                                        5,859           228,655
 *Temenos Group AG                                                                     24,359           169,400
 *UMS Schweizerische Metallwerke
    Holding AG, Bern                                                                    2,560            71,093

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Unaxis Holding AG                                                                     1,000   $       137,694
  Unilabs SA                                                                            2,700            55,348
  Valiant Holding AG                                                                    6,278           433,436
  Valora Holding AG                                                                     1,857           441,007
 *Vaudoise Assurances Holding,
    Lausanne                                                                               45            56,741
  Villars Holding SA, Fribourg                                                            150            30,169
 *Von Roll Holding AG                                                                  23,024            18,167
*#Von Roll Holding AG, Gerlafingen                                                     23,024            20,482
  Vontobel Holdings AG                                                                 29,250           643,730
  *Walliser Kantonalbank                                                                  150            32,606
  Wmh Walter Meier Holding Ag,
    Zuerich                                                                             1,000            51,829
  Zehnder Holding AG                                                                      193           142,430
  Zschokke Holding SA, Geneve                                                             230            79,886
 *Zueblin Holding AG                                                                   10,093            71,127
  Zuger Kantonalbank                                                                      545         1,079,275
 *Zuger Kantonalbank New Shares                                                            45            87,374
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $26,142,712)                                                                                 42,661,225
                                                                                                ---------------
PREFERRED STOCKS -- (0.0%)
   Fuchs Petrolub AG Oel & Chemie
    7.29% Non-Voting
    (Cost $266,229)                                                                     6,003           292,553
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
   *Swiss Francs
    (Cost $18,285)                                                                                       18,554
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
   *Fuchs Petrolub AG Oel & Chemie
     Preferred Rights 12/11/03                                                          6,003                 0
   *Fuchs Petrolub AG Oel & Chemie
     Rights 12/15/03                                                                    6,003                 0
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                0
                                                                                                ---------------
TOTAL -- SWITZERLAND
   (Cost $26,427,226)                                                                                42,972,332
                                                                                                ---------------

GREECE -- (6.9%)
COMMON STOCKS -- (6.9%)
 *A. Cambas Holding & Real Estate SA                                                   36,750           103,084
 *AS Co. S.A.                                                                          25,370            50,179
  Aegek                                                                                99,835           238,153
 *Agrotiki Insurance S.A.                                                              34,455           235,422
  Aktor Technical Co. S.A.                                                            130,640           798,667
  Alco Hellas ABEE S.A.                                                                38,730            75,211
 *Alfa Alfa Energy S.A.                                                                 3,810            33,431
  Alfa-Beta Vassilopoulos S.A.                                                         12,732           205,429
  Alisida S.A.                                                                          2,160             8,286
 *Allatini Industrial & Commercial Co.                                                 15,370            35,006
  Alpha Leasing                                                                        49,481           323,855
 *Alte Technological Co. S.A.                                                          85,048           114,183
 *Altec Information & Communication
    Systems S.A.                                                                       80,278            77,947
  Alumil Milonas S.A.                                                                  27,516           136,554
 *Aluminum of Attica S.A.                                                             104,982           128,361
 *Anek Lines S.A.                                                                      60,821            96,967
  Arcadia Metal Industry C. Rokas S.A.                                                 22,389           132,044
 *Aspis Bank                                                                           45,604           164,000
 *Aspis Pronia General Insurance S.A.                                                  48,640   $        87,459
 *Astir Palace Vouliagmenis S.A.                                                       44,370           405,288
  Athens Medical Center S.A.                                                          104,974           212,661
  Athens Water Supply & Sewage
    Co.S.A.                                                                            53,245           404,657
 *Atlantic Super Market S.A.                                                           13,640            22,237
  Attica Enterprises S.A. Holdings                                                    130,214           540,074
  Attica Publications S.A.                                                             16,674            87,945
  Atti-Kat S.A.                                                                        88,984           123,734
  Autohellas S.A.                                                                      22,490           194,107
  Babis Vovos S.A.                                                                     42,412           859,201
 *Balafas Construction Holdings S.A.                                                   15,200            24,051
 *Bank of Attica S.A.                                                                 105,221           456,594
 *Bank of Greece                                                                        2,366           281,349
  Bank of Piraeus S.A.                                                                163,829         1,673,207
  Benrubi S.A.                                                                          9,221           112,966
 *Betanet S.A.                                                                         11,220            57,834
 *Bitros Holdings S.A.                                                                 19,302            69,182
 *Byte Computers S.A.                                                                  17,230            69,398
  Chipita S.A.                                                                         46,325           207,686
  Commercial Bank of Greece                                                             1,960            41,304
 *Compucon Computer Applications S.A.                                                  11,260            22,001
 *Computer Peripherals International S.A.                                               9,110            22,496
 *Cyclon Hellas S.A.                                                                  18,131            25,212
 *Daios Plastics S.A.                                                                  16,350            64,285
  Delta Holdings S.A.                                                                  33,747           242,720
  Dionic SA                                                                            12,948            15,987
 *Domiki Krittis S.A.                                                                  11,820            63,193
  Edrassi C. Psallidas S.A.                                                            15,554            37,849
  Egnatia Bank S.A.                                                                   106,477           351,001
  El. D. Mouzakis S.A.                                                                 31,653            59,191
  Elais Oleaginous Production S.A.                                                     16,707           303,611
 *Elbisco Holding S.A.                                                                 56,000           441,706
  Elektrak SA                                                                         14,040            35,680
 *Elektroniki of Athens S.A.                                                           21,560            82,702
 *Elgeka S.A.                                                                          18,590           128,803
  Elmec Sport S.A.                                                                     64,256           181,009
 *Elton S.A.                                                                            9,320            94,963
 *Etba Leasing S.A.                                                                    17,297            43,127
 *Ethniki General Insurance Co. S.A.                                                   71,719           476,281
 *Etma Rayon S.A.                                                                      11,242            19,540
 *Euro Reliance General Insurance                                                      14,830            40,887
 *Eurodrip S.A.                                                                        11,620            68,810
 *Euromedica S.A.                                                                      33,300            83,028
 *Europaiki Techniki                                                                   32,750            34,940
  Everest S.A.                                                                         30,730           116,404
 *Evrofarma S.A.                                                                        9,500            26,078
 *F.G. Europe SA Common Registered
    Shares                                                                              4,536            20,118
 *Fanco S.A.                                                                           10,110            31,025
 *Forthnet S.A.                                                                        17,510           107,887
  Fourlis S.A.                                                                         56,610           166,257
  Frigoglass S.A.                                                                      49,990           212,132
 *G.Polyhronos S.A.                                                                    10,580            22,321
 *Galaxidi Fish S.A.                                                                   12,940            18,924
  General Construction Co. S.A.                                                        34,649           297,388
  General Commercial and Industry                                                      24,060            27,111
 *General Hellenic Bank                                                                31,139           217,990
  Germanos S.A.                                                                        49,650         1,176,049
 *Gianoussis S.A.                                                                      13,604            96,540
  Gnomon Construction S.A.                                                             23,297            21,504

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Goody's S.A.                                                                         17,740   $       266,668
  Halkor S.A.                                                                         121,226           273,195
  Hatziioannou S.A.                                                                    44,200           115,504
  Hellas Can Packaging Manufacturers S.A.                                                                27,902
  189,309
  Hellenic Cables S.A.                                                                 26,908            46,125
  Hellenic Duty Free Shops S.A.                                                        65,840         1,163,340
  Hellenic Fabrics S.A.                                                                17,110            58,659
  Hellenic Sugar Industry S.A.                                                         35,750           228,843
  Hellenic Technodomiki S.A.                                                          124,106           731,943
  Heracles General Cement Co.                                                          71,083           628,842
  Hermes Real Estate S.A.                                                              23,136           124,247
 *Hippotour S.A.                                                                       12,155            25,936
  Hyatt Regency S.A.                                                                  105,000           964,134
 *Iaso S.A.                                                                            49,300           301,395
 *Iktinos Hellas S.A.                                                                   6,500            23,375
  Inform P. Lykos S.A.                                                                 20,610           110,188
 *Informatics SA                                                                       18,890            43,023
 *Intersat S.A.                                                                        19,392             7,206
  Intertech S.A.                                                                       12,236            48,990
 *Intracom Constructions S.A.                                                          30,520            73,902
  Intracom S.A.                                                                       161,516         1,041,639
 *Ionian Hotel Enterprises                                                             16,754           249,436
 *J Boutaris & Son Holding S.A.                                                        28,150            46,229
  J&P-Avax S.A.                                                                        91,496           541,812
  Kalpinis Simos Steel Service Center                                                  12,432            45,602
  Karelia Tobacco Co., Inc. S.A.                                                        2,160           137,282
  Kathimerini S.A.                                                                     21,240           188,411
  Katselis Sons S.A.                                                                    9,000            80,051
 *Kego S.A.                                                                            21,670            48,576
 *Kekrops S.A.                                                                          2,244            69,347
 *Keramia-Allatini S.A. Industrielle
    Commerciale & Technique                                                            10,368            38,777
 *Klonatex Group S.A. Bearer Shares                                                    20,351            86,847
 *Kordellou Brothers S.A.                                                              12,300            24,770
 *Kotsovolos SA                                                                         2,872            12,256
 *Lambrakis Press S.A.                                                                 94,120           595,710
 *Lampsa Hotel Co.                                                                     19,051           157,575
  Lavipharm S.A.                                                                       39,294            75,364
 *Lazarides Vineyards S.A.                                                             16,660            54,720
  Light Metals Industry                                                                37,502           111,937
 *Logic Dis S.A.                                                                       77,230            78,691
  Loulis Mills S.A.                                                                    15,382            58,267
 *MLS Multimedia S.A.                                                                   8,300            37,410
  Mailis (M.J.) S.A.                                                                   90,804           333,078
 *Maritime Company of Lesvos S.A.                                                      30,753            25,436
 *Maxim Knitwear Factory C.M.                                                          16,360            20,003
 *Medicon Hellas S.A.                                                                   2,600            23,811
  Mesochoritis Bros. Construction Co.                                                  23,700            22,160
  Metka S.A.                                                                           36,270           195,650
  Michaniki S.A.                                                                       98,065           315,042
  Minerva Knitwear                                                                      5,140            19,717
 *Minoan Lines S.A.                                                                    77,309           164,957
  Mochlos S.A.                                                                         46,265            44,368
 *Motor Oil (Hellas) Corinth
    Refineries S.A.                                                                   138,470         1,161,912
  Mytilineos Holdings S.A.                                                             47,000           299,729
 *N. Levederis S.A.                                                                     8,355             7,812
  N.B.G. Real Estate Development Co.                                                  122,710           770,780
 *Naoussa Spinning Mills S.A.                                                          21,832            91,074
 *Naytemporiki S.A.                                                                    26,080           152,562
 *Neorion-Syro's Shipyards S.A.                                                        27,210   $       116,770
 *Nexans Hellas S.A.                                                                    3,003            10,475
  Nikas S.A.                                                                           25,287           203,698
  Notos Com.Holdings S.A.                                                              85,974           358,646
 *O. Daring Sain                                                                        7,760             4,093
  Pantechniki S.A.                                                                     50,460           123,395
 *Pegasus Publishing & Printing S.A.                                                   58,590           176,988
 *Persefs S.A. Health Care                                                             19,660           102,280
 *Persefs S.A. Health Care New Shares                                                   3,932            20,456
  Petros Petropoulos SA                                                                 7,360            52,936
 *Petzetakis S.A.                                                                      22,560            67,879
 *Pilias S.A.                                                                         103,584            52,151
 *Pipeworks L. Girakian Profil S.A.                                                    11,730            18,279
 *Promota Hellas S.A.                                                                  26,580            53,528
 *Proodeftiki Technical Co.                                                            32,257            32,867
  Rilken S.A.                                                                           1,982            18,627
 *Sanyo Hellas S.A.                                                                    59,251           128,556
  Sarantis S.A.                                                                        43,940           166,443
 *Sato S.A.                                                                            28,850            35,275
  Selected Textile Industry Assoc. S.A.                                                44,649            63,691
  Sfakianakis S.A.                                                                     13,390            47,029
 *Sheet Steel S.A.                                                                     25,850            19,832
 *Shelman                                                                              38,042            68,403
  Silver and Baryte Ores Mining Co. S.A.                                               34,961           260,672
  Singular S.A.                                                                        54,600           149,881
  Spyroy Agricultural House S.A.                                                       22,258            33,352
 *Stabilton S.A.                                                                       27,530             2,640
  Strintzis Shipping Lines S.A.                                                       131,240           209,236
  Technical Olympic S.A.                                                              165,620           829,867
 *Technodomi M.Travlos Br. Com. &
    Constr. Co. S.A.                                                                   13,910            10,505
  Teletypos S.A. Mega Channel                                                          36,227           226,685
  Terna Tourist Technical &
    Maritime S.A.                                                                      57,450           512,368
 *Themeliodomi                                                                         37,422           106,315
  Thrace Plastics Co. S.A.                                                             45,500            64,905
  Uncle Stathis S.A.                                                                   10,999            81,482
  Unisystems S.A.                                                                      41,820            97,755
 *Vardas S.A.                                                                          13,780            54,511
 *Varvaressos S.A. European
    Spinning Mills                                                                      7,200            15,535
  Veterin                                                                              18,984            88,296
  Viohalco                                                                            249,335         1,309,112
  Vioter S.A.                                                                          61,470           103,160
 *Vis Container Manufacturing Co.                                                       4,259            16,235
  Zampa S.A.                                                                              830            11,740
                                                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $30,722,465)                                                                                33,364,636
                                                                                                ---------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,591)                                                                        3,196             9,961
                                                                                                ---------------
   TOTAL -- GREECE
   (Cost $30,731,056)                                                                                33,374,597
                                                                                                ---------------

SWEDEN -- (6.3%)
COMMON STOCKS -- (6.3%)
  *ADCore AB                                                                               50               107
  *Active Biotech AB Series A                                                           4,160            27,803
  *Active Biotech AB Series B                                                          20,080           150,146

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
   Addtech AB Series B                                                                 12,800   $        65,219
  *Alfaskop AB                                                                          3,200               339
   Angpannefoereningen AB Series B                                                     10,800           165,800
 *#Anoto Group AB                                                                      83,833           184,173
   Axfood AB                                                                           49,500         1,100,569
 *#Axis AB                                                                             42,700            88,722
  *B & N Bylock & Nordsjoefrakt AB
     Series B                                                                          41,800            69,150
   Beiger Electronics AB                                                               11,700           109,938
   Beijer AB Series B                                                                  11,700           120,003
   Beijer Alma AB Series B                                                             10,400            89,464
   Bergman & Beving AB Series B                                                        36,200           221,337
  #Biacore International AB                                                             7,850           180,249
   Bilia AB Series A                                                                  116,725         1,421,198
   Billerud AB                                                                         38,800           575,112
  *Boliden AB                                                                          53,200           239,383
  *Bong Ljungdahl AB                                                                    9,000            28,586
  *Boras Waefveri AB Series B                                                           8,600            40,860
  *Boss Media AB                                                                       25,500            72,557
  *Capio AB                                                                            48,100           350,115
   Capona AB                                                                           19,000           143,328
   Carbo AB                                                                            27,800           702,718
   Castellum AB                                                                        39,900           844,881
   Cloetta AB Series B                                                                 15,600           355,104
  *Concordia Maritime AB Series B                                                      37,300            72,072
  *Connecta AB                                                                            250               208
   D. Carnegie & Co. AB                                                                62,000           562,063
  *Digital Illusions AB Series A                                                        5,000            30,638
  *Doro Telefoni AB Series A                                                            2,900             3,493
   Drott Series AB                                                                     85,400         1,497,534
  *Duroc AB Series B                                                                    2,700             4,645
  *Elekta AB                                                                           24,800           466,061
  *Enea Data AB Series B                                                              440,000           142,666
   Eniro AB                                                                            51,300           458,273
   Fagerhult AB                                                                         2,900            37,612
  *Fagerlid Industrier AB                                                               8,600                 0
 *#Finnveden AB                                                                        57,000           338,707
  *Frontec AB Series B                                                                 18,200            13,007
   Getinge AB                                                                         176,604         1,659,441
   Geveko AB Series B                                                                   8,300           157,079
  *Glocalnet AB                                                                       129,100            80,131
   Gorthon Lines AB Series B                                                           41,800           106,767
   Gunnebo AB                                                                          17,100           423,195
   HL Display AB Series B                                                               4,200            58,363
   Haldex AB                                                                           39,000           505,817
   Heba Fastighets AB Series B                                                          4,300            51,217
   Hexagon AB Series B                                                                  3,572            92,183
  *Hiq International AB                                                                21,500            36,990
   Hoganas AB Series B                                                                 31,700           656,563
  *IBS AB Series B                                                                     65,200           114,763
  *Industrial & Financial Systems AB
     Series B                                                                          29,700            30,462
  *Industrifoervaltnings AB Skandigen                                                  21,400            55,227
  *Intentia International AB Series B                                                  75,420            69,370
  *Intrum Justitia AB                                                                  52,600           263,136
   Karlshamns AB                                                                       14,900           182,403
   Kinnevik Industrifoervaltnings AB
     Series B                                                                          44,400         1,325,050
   Klippans Finpappersbruk AB                                                           5,800            13,279
  *Klovern AB B Shares                                                                 23,226            50,410
   Kungsleden AB                                                                       17,600           449,545
  *LGP Allgon Holding AB                                                               41,280   $       244,749
   Lagercrantz Group AB Series B                                                       12,800            38,962
   Lindex AB                                                                           16,100           485,807
   Ljungberg Gruppen AB Series B                                                        3,800            50,291
  *Lundin Petroleum AB                                                                154,000           468,761
  *Mandator AB                                                                          6,840             1,530
  *Meda AB Series A                                                                     6,625           114,858
 *#Medivir Series B                                                                     4,900            68,739
 *#Micronic Laser Systems AB                                                           27,200           269,981
 *#Modern Times Group AB Series B                                                      41,100           824,057
   NCC AB Series B                                                                     38,200           272,998
  *Net Insight AB Series B                                                            111,400            19,903
   New Wave Group AB Series B                                                           9,000           172,113
   Nibe Industrier AB                                                                  12,200           196,980
   Nolato AB Series B                                                                  42,840           273,842
   OEM International AB Series B                                                        7,100            87,386
  #OMHEX AB                                                                            78,100           878,563
   Observer AB                                                                        137,856           611,186
   Orc Software AB                                                                     10,500           126,454
  *Ortivus AB                                                                           5,900            24,596
   PEAB AB Series B                                                                    62,600           339,673
   Pandox Hotelfastigheter AB                                                          20,100           289,952
  *Partnertech AB                                                                       3,800            17,350
  *Pergo AB                                                                            43,300            87,103
   Poolia AB Series B                                                                  18,150            55,727
  *Prevas AB Series B                                                                  16,000            19,693
  *Pricer AB Series B                                                                  91,000             6,744
  *Proact It Group AB                                                                  15,000            48,438
   Proffice AB                                                                         72,800           202,327
  *Protect Data AB                                                                      6,500            23,226
  *PyroSequencing AB                                                                   21,500            33,860
 *#Q-Med AB                                                                            20,000           423,499
  *Readsoft AB Series B                                                                17,800            27,797
   Rottneros Bruk AB                                                                  366,600           409,970
   SSAB Swedish Steel Series A                                                         60,300           993,550
   SSAB Swedish Steel Series B                                                         17,100           270,437
   Sardus AB                                                                            5,700            75,813
  *Scribona AB Series A                                                                40,100            71,113
  *Scribona AB Series B                                                                31,700            57,056
  *Semcon AB                                                                           18,300            39,235
  *Sigma AB Series B                                                                   25,800            13,214
  *Skistar AB                                                                           5,600           138,590
  *Song Network Holding                                                                43,845           356,860
   Sweco AB Series B                                                                   23,450           204,828
  *Switchcore AB                                                                       72,020            37,363
   TV 4 AB Series A                                                                     7,000           134,329
  #Teleca AB Series B                                                                  41,200           212,104
  *Telelogic AB                                                                       162,400           270,807
  *Ticket Travel Group AB                                                               4,500             5,777
   Trelleborg AB Series B                                                              75,400         1,167,509
  *WM-Data AB Series B                                                                275,800           558,455
   Wallenstam Byggnads AB Series B                                                     16,700           363,568
  *Wedins Norden AB Series B                                                          280,000            72,260
  *Westergyllen AB Series B                                                             4,300            29,877
   Whilborg Fastigheter AB Class B                                                     57,960           690,357
  *Wilh. Sonesson AB Series A                                                           4,160             8,809
  *Wilh. Sonesson AB Series B                                                           4,160             8,919
                                                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $21,256,079)                                                                                30,353,176
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
*Pricer AB Rights 12/09/03
   (Cost $0)                                                                           91,000   $           602
                                                                                                ---------------
TOTAL -- SWEDEN
   (Cost $21,256,079)                                                                                30,353,778
                                                                                                ---------------

NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
  *AFC Ajax NV                                                                         10,787            65,300
   AM NV                                                                               63,300           469,693
 *#ASM International NV                                                                35,850           678,994
   Aalberts Industries NV                                                              25,910           661,556
   Accell Group NV                                                                      5,010           135,126
  *Airspray NV                                                                          3,800            83,815
   Arcadis NV                                                                          14,000           152,717
  *Atag Group NV                                                                        4,630             1,609
   Athlon Groep NV                                                                     34,250           574,788
   Batenburg Beheer NV                                                                  3,000           100,333
  *Begemann Groep NV                                                                   11,909            57,102
  *Begemann Groep NV Series B                                                          13,451             9,352
  *Beter Bed Holding NV                                                                 4,900            48,165
   Boskalis Westminster NV                                                             51,300         1,271,708
  *Brunel International NV                                                             12,000            78,397
   Buhrmann NV                                                                         99,080           752,999
  *Copaco NV                                                                            7,000            26,432
  *Crucell NV                                                                          26,050           129,279
   Delft Instruments NV                                                                13,336           229,402
 *#Draka Holding NV                                                                    14,287           257,920
  *Econosto NV                                                                         17,305            28,004
   Eriks Group NV                                                                       9,032           303,044
  *Exact Holding NV                                                                    16,800           427,945
   Fornix Biosciences NV                                                                2,531            40,534
  *Fox Kids Europe NV                                                                  56,900           402,424
   Gamma Holding NV                                                                    15,705           652,320
   Gemeenschappeljk Bezit Crown van
     Gelder NV                                                                         12,000           194,193
 *#Getronics NV                                                                       240,180           495,205
   Grolsche NV                                                                         32,100           875,399
   Grontmij NV                                                                          2,053            51,951
  #Hagemeyer NV                                                                        75,500           208,158
   Heijmans NV                                                                         15,477           320,033
   ICT Automatisering NV                                                                5,800            80,094
  #Imtech NV                                                                           28,645           631,809
  *Ispat International NV                                                              65,245           453,622
   KLM (Koninklijke Luchtvaart Mij) NV                                                 24,800           392,117
   Kas Bank NV                                                                         42,888           797,897
  *Kendrion NV                                                                         21,454           106,213
   Koninklijke Bam NV                                                                  25,037           655,472
   Koninklijke Frans Maas Groep NV                                                     12,349           373,777
   Koninklijke Nedlloyd NV                                                             23,472           777,973
  #Koninklijke Ten Cate NV                                                             11,088           470,119
   Koninklijke Vendex KBB NV                                                           68,200           884,568
  #Koninklijke Vopak NV                                                                43,400           780,370
 *#Laurus NV                                                                          416,097           673,361
   MacIntosh NV                                                                        15,590           271,912
  *Maverix Capital NV                                                                   1,500            68,327
  *NH Hoteles                                                                          21,703           254,956
  #NV Holdingsmij de Telegraaf                                                         38,050           812,796
   Nederlandsche Apparatenfabriek                                                      14,000           322,217
  *New Skies Satellites NV                                                             94,650           654,660
   Nutreco Holding NV                                                                  24,583           670,403
   Oce NV                                                                              60,200   $       860,186
   Opg Groep NV Series A                                                               10,100           385,733
 *#Petroplus International NV                                                          22,363           173,442
  *Pinkroccade NV                                                                      16,700           200,587
   Randstad Holdings NV                                                                42,700           852,239
   Reesink NV                                                                           2,050           119,183
   Roto Smeets de Boer NV                                                               2,640            82,597
   Rubber Cultuur Maatschappij
     Amsterdam NV                                                                      40,800           110,043
  *SNT Groep NV                                                                         9,400           141,977
  *Samas-Groep NV, Zaandam                                                             24,184           127,846
  *Scala Business Solutions NV                                                         12,100            44,674
  *Semiconductor Industries NV                                                         21,900           161,188
   Sligro Food Group Beheer                                                            14,528           426,669
   Smit Internationale NV                                                              20,578           604,103
   Stern Groep NV                                                                       1,236            43,560
   Stork NV                                                                            22,700           440,003
  *Textielgroep Twenthe NV                                                              1,000             2,997
  *Tulip Computers NV                                                                  53,860            17,432
   Twentsche Kabel Holding NV                                                          18,244           413,334
   United Services Group NV                                                            15,565           314,390
   Univar NV                                                                            7,050           111,976
   Van Der Mollen Holding NV                                                           57,660           411,255
   Vedior NV                                                                           74,880         1,133,675
  *Versatel Telecom International NV                                                  336,600           685,934
  *Wegener Arcade NV .                                                                 70,830           596,887
                                                                                                ---------------
TOTAL -- NETHERLANDS
   (Cost $19,502,763)                                                                                28,378,470
                                                                                                ---------------
SPAIN -- (5.4%)
COMMON STOCKS -- (5.4%)
  #Abengoa SA                                                                          56,900           402,424
   Adolfo Dominguez SA                                                                  3,700            64,400
   Aldeasa SA                                                                          13,200           307,128
  *Amper SA                                                                            56,800           260,775
  *Avanzit SA                                                                          17,275            54,669
 *#Azkoyen SA                                                                          52,500           257,396
   Banco de Andalucia                                                                   9,800           822,325
   Banco de Credito Balear SA                                                          35,424           721,882
   Banco de Valencia SA                                                               188,053         3,345,288
   Banco Guipuzcoano SA                                                                21,194           495,412
   Banco Pastor SA                                                                     34,300         1,008,170
  *Baron de Ley SA                                                                      4,200           188,195
   CAF (Construcciones y Auxiliar de
     Ferrocarriles SA)                                                                  7,500           543,921
   Campofrio Alimentacion SA                                                           92,800         1,007,849
   Cementos Portland SA                                                                16,881           910,605
   Compania de Distribucion Integral
     Logista SA                                                                        29,600           830,285
   Cortefiel SA                                                                        49,200           415,790
  *Dogi International Fabrics SA                                                        4,000            17,981
   Elecnor SA                                                                          18,300           743,653
  *Ercros SA                                                                          100,518            44,583
  *Espanola del Zinc SA                                                                29,250            52,945
  *Estacionamientos Urbanos SA                                                          4,200                 0
  #Europistas Concesionaria
     Espanola SA                                                                      174,940         1,042,233
   Faes Farma SA                                                                       27,111           384,784
   Funespana SA                                                                         4,500            27,511
   Grupo Empresarial Ence SA                                                           16,040           324,945
 *#Grupo Picking Pack SA                                                              145,775            83,877

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
   Hullas del Coto Cortes                                                               8,666   $       105,959
   Iberpapel Gestion SA                                                                 6,700           122,881
   Inbesos SA                                                                           8,050            31,941
  *Indo Internacional SA                                                               33,600           149,025
   Indra Sistemas SA                                                                   75,200           905,948
   Inmobiliaria Colonial SA ICSA                                                       35,200           754,448
   Inmobiliaria del Sur SA                                                                331            54,755
  *Inmobiliaria del Sur SA Issue 2003                                                      47             7,775
   Inmobiliaria Urbis SA                                                               80,282           731,394
  *LSB (La Seda de Barcelona SA)
     Series B                                                                          25,200            54,676
   Lingotes Especiales SA                                                              22,080           126,781
  *Mecalux SA                                                                           9,500            39,288
   Metrovacesa SA                                                                      14,187           432,144
  *Nicolas Correa SA                                                                   15,750            53,808
   Obrascon Huarte Lain SA                                                             53,992           345,613
  *Parques Reunidos SA                                                                 15,300           114,078
   Pescanova SA                                                                        26,443           405,416
   Prosegur Cia de Seguridad SA                                                        38,800           637,194
   Recoletos Grupo de
     Comunicacion SA                                                                   82,300           695,518
  *SOS Cuetara SA                                                                      10,400           263,671
  *Sogecable SA                                                                        34,600         1,032,749
  #Sol Melia SA                                                                       112,700           801,121
   Tavex Algodonera SA                                                                 31,944           125,215
  *Tecnocom Telecomunicaciones y
     Energia SA                                                                         6,300            33,757
 *#Tele Pizza SA                                                                      122,900           206,253
   Transportes Azkar, SA                                                               26,700           162,910
   Tubacex SA                                                                          73,130           125,358
   Unipapel SA                                                                         34,946           627,103
  *Unipapel SA Shares Issue                                                             6,989           125,417
  #Uralita SA                                                                         112,831           988,702
   Vidrala SA, Alava                                                                   47,040           670,453
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                                                         97,492           816,894
                                                                                                ---------------
TOTAL -- SPAIN
     (Cost $14,981,913)                                                                              26,107,271
                                                                                                ---------------
FINLAND -- (4.8%)
COMMON STOCKS -- (4.8%)
   Alandsbanken AB Series B                                                             1,700            39,534
  *Aldata Solutions Oyj                                                                56,965           132,474
   Alma Media Oyj                                                                       7,797           261,233
  *Amanda Capital Oyj                                                                  51,210            11,050
   Amer-Yhtymae Oyj Series A                                                           22,120           925,401
  *Aspo P.L.C.                                                                          7,050           117,892
   Aspocomp Group P.L.C.                                                               12,738           157,274
  *Basware Oyj                                                                          7,050            46,481
  *Benefon Oy                                                                           1,900               934
  *Biotie Therapies Oyj                                                                39,754            38,600
   Capman Oyj Series B                                                                 12,485            27,238
 *#Comptel Oyj                                                                         92,066           257,143
   Elcoteq Network Corp.                                                               16,210           322,560
  *Elektrobit Group Oyj                                                               571,957           377,090
  *Elisa Communications Corp.                                                          74,525         1,022,885
  *Eq Online Oyj                                                                        7,100            18,384
  *Evox Rifa Group Oyj                                                                 51,210             8,594
 *#F-Secure Oyj                                                                       124,968           212,719
   Finnair Oyj                                                                         77,910           501,518
   Finnlines Oyj                                                                       30,280         1,041,372
  #Fiskars Oy AB Series A                                                              32,370   $       422,950
   HK Ruokatalo Oy Series A                                                            16,370           130,494
  #Huhtamaki Van Leer Oyj                                                              92,100         1,017,911
   Ilkka-Yhtyma Oyj                                                                     1,890            67,968
  #J.W. Suominen Yhtyma Oy                                                             11,970            95,419
   Jaakko Poyry Group Oyj                                                              12,500           329,649
   KCI Konecranes International Oyj                                                    13,800           443,998
   Kemira Oyj                                                                         118,400         1,298,650
   Kesko Oyj                                                                           32,060           557,251
   Laennen Tehtaat Oy                                                                   3,930            55,166
   Lassila & Tikanoja Oyj                                                              14,350           471,671
   Lemminkainen Oy                                                                     14,600           358,778
   Martela Oy                                                                             530             8,675
   Metsaemarkka Oyj Series B                                                              700             5,454
   New Kyro Corp. Oyj                                                                  36,470           349,740
   Nokian Renkaat Oyj                                                                   9,700           759,284
   Nordic Aluminium Oy                                                                  1,900            18,335
  *Okmetic Oyj                                                                          9,794            41,091
   Okobank Class A                                                                     33,440           709,110
   Olvi Oyj Series A                                                                    3,320            57,269
   Orion-Yhtyma Oyj Series A                                                           20,590           459,080
   Orion-Yhtyma Oyj Series B                                                           30,460           681,335
   Outokumpu Oyj Series A                                                              21,100           282,018
   Oy Stockmann AB Series B                                                            24,300           583,454
   PK Cables Oyj                                                                        4,760           128,669
  #Perlos P.L.C. Warrants 04/04/04                                                     47,791           361,489
   Pohjola Group P.L.C. Series D                                                       46,185         1,137,158
  *Polar Real Estate Corp. Series K                                                   154,810           142,892
   Ponsse Oyj                                                                           6,300           136,313
  *Proha Oyj                                                                           30,082            27,406
   Raisio Group P.L.C. Series V                                                       118,423           191,641
   Rakentajain Koneuvokrammo Oy                                                        10,260            70,965
  *Ramirent Oyj                                                                         5,420            93,883
   Rapala VMC Oyj                                                                      30,970           197,502
  *Rautaruukki Oyj Series K                                                           126,380           931,693
   Rocla Oy                                                                             1,300            10,753
  *Saunalahti Group Oyj                                                                92,364           117,362
  *Scanfil Oyj                                                                         55,249           390,747
   Sponda Oyj                                                                          71,121           549,891
   Stockmann Oyj AB                                                                    20,480           491,489
  *Stonesoft Corp.                                                                     49,279            40,169
  *Suominen Corp. Issue 2003 Shares                                                     5,985            42,687
  *Sysopen P.L.C.                                                                       7,720            39,330
   Talentum Oyj                                                                        18,300           103,541
  *Tecnomen Holding Oyj                                                                36,470            53,773
   Teleste Corp. Oyi                                                                   11,499            81,326
   Uponor Oyj Series A                                                                 34,000           988,348
  *Vacon Oyj                                                                           12,497           145,310
   Vaisala Oy Series A                                                                 12,650           356,351
   Viking Line AB                                                                       3,240            89,756
  #Wartsila Corp. Oyj Series B                                                         40,160           746,182
   Yit-Yhtymae Oyj                                                                     26,854           856,269
                                                                                                ---------------
TOTAL -- FINLAND
   (Cost $15,188,165)                                                                                23,248,021
                                                                                                ---------------
NORWAY -- (4.2%)
COMMON STOCKS -- (4.2%)
  *Aker Kvaerner ASA                                                                   67,930         1,124,959
   Aktiv Kapital ASA                                                                   48,017           436,298
   Arendals Fosse Kompani ASA                                                             100             8,354
  *Avantor Financial Corp.                                                             13,270           115,227

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  *Blom ASA                                                                            18,367   $         3,311
  #Bonheur ASA                                                                          9,800           213,998
  *C. Tybring-Gjedde ASA                                                            1,451,452            53,179
  *Choice Hotel Scandinavia ASA                                                        27,740            74,803
  *Corrocean ASA                                                                       19,321             8,070
  *DOF ASA                                                                             97,006           181,972
   Den Norske Oljeselkapet                                                             85,320           325,103
 *#EDB Elektronisk Data Behandling ASA                                                137,617           780,512
   Ekornes ASA                                                                         52,390           905,998
 *#Eltek ASA                                                                           40,842           298,080
  *Expert ASA                                                                          48,758           242,953
   Farstad Shipping ASA                                                                60,790           512,267
  *Fjord Seafood ASA                                                                  629,483           302,590
 *#Fred Olsen Energy ASA                                                               91,600           322,184
   Ganger Rolf ASA                                                                      6,690           127,458
  *Gresvig ASA                                                                          4,590            16,884
  *Hafslund ASA                                                                        58,700           302,815
  *Home Invest ASA                                                                     15,077            11,048
  *Industrifinans Naeringseiendom ASA                                                   7,582            11,112
  *Kenor ASA                                                                          175,716           157,601
  #Kongsberg Gruppen ASA                                                               45,600           681,650
  #Kverneland ASA                                                                      16,160           168,150
  *Merkantildata ASA                                                                  320,521           230,170
  *Natural ASA                                                                         10,143            63,622
 *#Nera ASA                                                                           187,753           398,980
  *Nordic VLSI ASA                                                                      5,000            52,759
 *#Ocean Rig ASA                                                                       66,031           109,351
  #Odfjell ASA Series A                                                                24,910           489,187
   Olav Thon Eiendomsselskap ASA                                                        8,320           347,508
  *P4 Radio Hele Norge ASA                                                             32,200            17,932
 *#Photocure ASA                                                                       26,690           176,018
   Prosafe ASA                                                                         51,530           977,972
  #Rieber and Son ASA Series A                                                         63,654           471,101
   Schibsted ASA                                                                       96,160         1,634,741
  *Sinvest ASA                                                                        270,349             3,566
  #Smedvig ASA Series A                                                                83,580           563,452
  *Software Innovation ASA                                                             13,423            40,327
   Solstad Offshore ASA                                                                54,100           329,035
  *Steen and Stroem ASA                                                                19,512           353,155
  *Storebrand ASA                                                                     183,330         1,120,382
  *Tandberg ASA Series A                                                              200,080         1,451,461
 *#Tandberg Data ASA                                                                   58,950           161,556
  *Tandberg Storage ASA                                                                48,450            10,367
  *Tandberg Television ASA                                                             76,230           318,396
  *Telecomputing ASA                                                                   44,963            74,461
 *#Tgs-Nopec Geophysical Co. ASA                                                       34,410           403,433
   Tomra Systems ASA                                                                  271,280         1,538,599
  *Unit 4 Agresso NV                                                                    4,620            46,718
   Veidekke ASA                                                                        21,846           168,085
   Visma ASA                                                                           47,393           475,775
   Wilhelmshaven (Wilhelm), Ltd. ASA                                                   28,000           718,113
                                                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $17,368,700)                                                                                20,132,798
                                                                                                ---------------
BONDS -- (0.0%)
   Aker RGI Holding ASA
    ***4.660%, 12/05/03
     (Cost $297,547)                                                                    2,010           176,761
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Norwegian Krone
   (Cost $1,415)                                                                                          1,423
                                                                                                ---------------
TOTAL -- NORWAY
   (Cost $17,667,662)                                                                           $    20,310,982
                                                                                                ---------------

DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
  #AS Dampskibsselsk Torm                                                              19,830           466,467
   Aarhus Oliefabrik A.S. Aeries A                                                      4,350           220,072
  *Alm. Brand A.S.                                                                     24,360           525,930
  #Amagerbanken A.S.                                                                    2,394           235,288
   Ambu International A.S. Series B                                                       150            15,709
   Amtssparekassen Fyn A.S.                                                             1,968           221,640
   Bang & Olufsen Holding A.S. Series B                                                13,387           506,870
   Brodrene Hartmann A.S. Series B                                                      5,865           123,790
   Bryggerigruppen A.S.                                                                 6,015           334,349
   Christian Hansen Holding A.S. Series B                                              10,030           555,911
 *#Codan A.S.                                                                          43,400         1,363,546
   DFDS A.S., Copenhagen                                                                8,710           252,602
   DSV, De Sammensluttede
   Vognmaend A.S.                                                                      22,630           886,005
   Dalhoff, Larsen & Hornemann A.S
   Series B                                                                             1,370            54,742
   Danware                                                                              4,185            65,742
   DiskontoBanken A.S.                                                                    535            94,387
  #East Asiatic Co., Ltd.                                                              22,723           867,680
   Edb Gruppen A.S.                                                                     3,230            62,450
  *FLS Industries                                                                      54,980           589,077
  *Fimiston Resources & Technology Ltd.                                                   400             3,512
   Fluegger A.S. Series B                                                               2,338           108,865
  *Foras Holding A.S. Series A                                                          7,082            65,610
   Forstaedernes Bank                                                                   3,547           169,732
  *GN Great Nordic A.S.                                                               210,980         1,339,316
  *Genmab A.S.                                                                         25,029           217,762
  *Glunz & Jensen A.S.                                                                  1,470            11,369
   H&H International A.S. Series B                                                      1,000           191,731
  *Harboes Bryggeri A.S.                                                                  260            51,107
   Hojgaard Holding A.S. Series B                                                       2,500            60,419
  *IC Co. A.S.                                                                          3,510            24,318
  *Incentive A.S.                                                                       3,575            10,656
  *Junckers (F.) Industrier A.S.                                                          860             8,175
  *Jyske Bank A.S.                                                                     37,760         1,794,732
   Kjobenhavns Sommer Tivoli A.S.                                                         190            41,633
   Koebenhavns Lufthavne                                                                9,910         1,093,729
   Kompan A.S.                                                                            230            25,384
   NKT Holding A.S.                                                                    27,245           502,618
  *NTR Holdings A.S.                                                                    1,130             6,918
 *#Neg Micon A.S.                                                                      29,108           314,219
  *Neurosearch A.S.                                                                     7,710           207,451
   Per Aarsleff A.S. Series B                                                           1,545            46,301
  *Pharmexa A.S.                                                                        3,235            16,679
 *#RTX Telecom A.S.                                                                     8,400            78,497
   Radiometer A.S. Series B                                                             9,188           618,789
   Ringkjobing Bank                                                                     1,670           100,362
  *Ringkjobing Landbobank                                                               1,400           322,559
   Rockwool, Ltd.                                                                       3,820            93,552
  *SAS Danmark A.S.                                                                    34,300           339,872
   Sanistal A.S. Series B                                                               1,786            86,327
   Satair A.S.                                                                          1,350            23,491
   Schouw & Co. A.S.                                                                   13,585           227,635
   Simcorp A.S.                                                                         5,240           195,869
   Sjaelso Gruppen A.S.                                                                 2,388           159,672
  *Sondagsavisen A.S.                                                                  21,165            85,252
   Spar Nord Holding                                                                    4,973           394,211
   Sydbank A.S.                                                                         8,172           979,596

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  *TK Development                                                                      12,478   $        34,177
   Thrane & Thrane A.S.                                                                 4,208           113,902
  *Topdanmark A.S.                                                                     28,300         1,431,732
   Treka A.S.                                                                           8,498           134,180
   VT Holdings Shares B                                                                 3,130           132,631
   Vestas Wind Systems A.S.                                                            27,377           412,423
   Vestjysk Bank A.S.                                                                   1,080           288,157
  *Wessel & Vett Magasin du Nord A.S.
   Series C                                                                             2,102            46,398
                                                                                                ---------------
TOTAL -- DENMARK
   (Cost $14,772,800)                                                                                20,053,777
                                                                                                ---------------

BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
  *Abfin SA                                                                             2,560                 0
   Ackermans & Van Haaren SA                                                           24,280           520,980
  *Arinso International NV                                                             10,630           152,272
   BMT NV                                                                               2,040           194,409
   Banque Nationale de Belgique                                                           710         3,045,216
   Barco (New) NV                                                                       8,970           711,282
   Bekaert SA                                                                          14,610           817,874
   Brantano NV                                                                          2,060            66,920
  *Brederode SA                                                                        12,180           228,643
   CFE (Compagnie Francois
     d'Entreprises)                                                                     2,080           501,163
   Carrieres Unies Porphyre                                                                20            29,944
   Cie Martime Belge SA                                                                 5,320           315,034
   Cofinimmo SA                                                                         6,423           829,996
   Commerciale de Brasserie SA
     COBRHA                                                                               115            96,497
  #D'Ieteren SA                                                                         3,830           815,382
   Deceuninck SA                                                                       63,700         1,947,148
  *Docpharma SA NV                                                                      2,950            94,594
  *Duvel Moorgat NV                                                                     3,870           101,178
  *EVS Broadcast Equipment SA                                                           1,100            44,832
  *Exmar NV                                                                             3,080           123,684
   Floridienne NV                                                                       2,033           118,195
   Glaces de Moustier-sur-Sambre SA                                                    13,370           405,642
   Immobel (Cie Immobiliere de
     Belgique SA)                                                                       4,600           182,518
  *Ion Beam Application SA                                                             17,780            86,319
  *Ipso-Ilg SA                                                                          5,990            43,082
  *Kinepolis Group NV                                                                   5,020            90,264
   Melexis NV                                                                          33,050           369,238
   Metiers Automatiques Picanol                                                        16,120           390,333
  *Neuhaus NV                                                                             544            20,222
   Nord-Sumatra Investissements SA                                                        650           153,497
   Omega Pharma SA                                                                     20,170           567,948
   Papeteries de Catala SA                                                                315            35,872
  *Quick Restaurants SA                                                                14,000           149,361
 *#Real Software SA                                                                    10,280             8,996
   Recticel SA                                                                         20,220           185,422
   Resilux NV                                                                           1,350           102,518
   Rosier SA                                                                              655            72,785
   Roularta Media Groep                                                                 7,160           330,355
  *SIPEF (Societe Internationale de
     Plantations & de Finance), Anvers                                                  1,545           250,024
  *Sait Radioholland                                                                    7,313            45,585
   Sapec SA                                                                             3,635           196,299
  *Sapec SA VVPR                                                                           75                70
   Sioen Industries                                                                    15,500           138,423
   Societe Belge Des Betons SA                                                          8,500   $       311,788
  *Solvus SA                                                                           38,344           471,590
  *Solvus SA Interim Strip VVPR                                                        18,176               218
   Spector Photo Group SA                                                               3,688            52,830
  *Systemat SA                                                                          2,450            11,131
 *#Telindus Group SA                                                                   28,800           249,258
   Ter Beke NV                                                                          2,281           139,449
   Tessenderlo Chemie                                                                  19,550           615,405
   UNIBRA                                                                               1,600           133,298
  *Ubizen                                                                              14,300            15,256
  *Umicore-Strip VVPR                                                                     456               295
  #Union Miniere SA                                                                     9,586           640,047
   VPK Packaging Group SA                                                               6,345           197,373
   Van de Velde NV                                                                      1,960           225,552
   Warehouses de Pauw Sicafi                                                            4,998           188,664
                                                                                                ---------------
TOTAL -- BELGIUM
   (Cost $12,202,800)                                                                                17,832,170
                                                                                                ---------------

AUSTRIA -- (2.7%)
COMMON STOCKS -- (2.7%)
  *Austria Email AG                                                                       715             2,040
  *Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                                   27,880           217,233
   BBAG Oesterreichische
     Brau-Beteiligungs AG                                                               7,984         1,181,876
   BWT AG                                                                              13,530           213,925
   Bank Fuer Kaernten und
     Steiermark AG                                                                        520            60,059
   Bohler Uddeholm AG                                                                   9,020           583,118
   Brau Union Goess-Reinighaus AG                                                      10,720         1,627,879
  *Ca Immobilien Invest AG                                                             22,003           501,663
   Constantia-Iso Holding AG                                                           15,000           152,837
   Constantia-Verpackungen AG                                                           6,000           100,693
   Flughafen Wien AG                                                                   14,792           629,469
  *Immofinanz Immobilien Anlagen AG                                                   165,130         1,243,097
  #Lenzing AG                                                                           3,424           491,301
   Manner (Josef) & Co. AG                                                                870            34,415
   Mayr-Melnhof Karton AG                                                               9,840         1,054,631
   Oberbank AG                                                                          3,555           303,416
   Palfinger AG                                                                         7,610           199,869
  *RHI AG, Wien                                                                        18,559           292,995
  *Readymix Kies-Union AG                                                                 500            40,157
   Rosenbauer International AG                                                            850            43,773
  *Sparkassen Immobilien                                                               24,880           225,770
   Ubm Realitaetenentwicklung AG                                                          360            31,718
  #Uniqa Versicherungen AG                                                             79,223           749,286
  *VA Technologie AG                                                                   11,400           316,902
   Voestalpine AG                                                                      30,095         1,188,692
   Wienerberger AG                                                                     63,642         1,611,991
  *Wolford AG                                                                           4,100            88,466
                                                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $8,758,421)                                                                                 13,187,271
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
  *  Jenbacher AG Rights 03/31/08
   (Cost $0)                                                                            7,860                 0
                                                                                                ---------------

TOTAL -- AUSTRIA
   (Cost $8,758,421)                                                                                 13,187,271
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
IRELAND -- (2.7%)
COMMON STOCKS -- (2.7%)
   Abbey P.L.C.                                                                        25,557   $       196,069
  *Arcon International Resources P.L.C.                                               143,750             7,237
  *Ardagh P.L.C.                                                                       14,262            12,019
  *Barlo Group P.L.C.                                                                 182,053            82,928
   DCC P.L.C.                                                                          91,965         1,207,136
  *Dragon Oil P.L.C.                                                                  104,167            57,439
  *Elan Corp. P.L.C.                                                                  154,046           830,964
   Fyffes P.L.C.                                                                      380,502           702,420
   Glanbia P.L.C.                                                                     321,765           755,987
  *Grafton Group P.L.C.                                                               253,939         1,628,556
   Greencore Group P.L.C.                                                             213,126           779,212
   Heiton Holdings P.L.C.                                                              51,677           229,202
   IAWS Group P.L.C.                                                                  105,879         1,186,700
   IFG Group P.L.C.                                                                    37,599            43,268
   IWP International P.L.C.                                                            39,611            14,245
   Independent News & Media P.L.C.                                                    618,550         1,497,771
  *Iona Technologies P.L.C.                                                            21,281            98,214
   Irish Intercontental Group P.L.C.                                                   18,872           228,485
   Jurys Hotel Group P.L.C.                                                            69,061           836,130
   Kingspan Group P.L.C.                                                              183,188           878,368
   McInerney Holdings P.L.C.                                                           33,991           165,835
   Paddy Power P.L.C.                                                                  49,663           415,535
   Readymix P.L.C.                                                                    109,762           243,413
   Ryan Hotels P.L.C.                                                                  68,061            85,666
   United Drug P.L.C.                                                                 188,448           535,376
   Waterford Wedgwood P.L.C.                                                          806,657           270,749
                                                                                                ---------------
TOTAL IRELAND
   (Cost $9,498,217)                                                                                 12,988,924
                                                                                                ---------------
PORTUGAL -- (1.6%)
COMMON STOCKS -- (1.6%)
  *Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA                                                         194,100           211,732
  *EFACEC (Empresa Fabril de
     Maquinas Electricas)                                                              20,200            77,485
  *Ibersol SGPS SA                                                                     14,462            67,263
  *Impresa Sociedade Gestora de
     Participacoes Socias SA                                                          163,000           679,964
  *Impresa Sociedade Gestora de
     Participacoes Socias SA New
     Shares                                                                            27,166           113,325
  *Investimentos Participacoes e Gestao
     SA Inapa                                                                          43,702           137,777
  *Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                                  130,000         1,371,341
  *Mota-Engil SGPS SA                                                                 250,900           448,132
  *Novabase SGPS                                                                       56,005           399,451
  *Portucel-Empresa Produtora de
     Pasta de Papel SA                                                                466,977           778,090
  *Sag Gest - Solucoes Automovel
     Globais SGPS SA                                                                  235,500           409,334
  *Salvador Caetano - Industrias
     Metalurgicas e Veiculos de
     Transporte SA                                                                     54,900           197,430
  *Sociedad Construcoes Soares da
     Costa SA                                                                          19,200   $        44,190
  *Sociedade de Investimento e Gestao
     SGPS SA                                                                          160,396           721,015
  *Sonae SGPS SA                                                                    1,079,900           906,152
  *Sonaecom SGPS SA                                                                   321,175           885,501
  *Teixeira Duarte Engenharia e
     Construcoes SA                                                                   609,000           562,118
                                                                                                ---------------
TOTAL -- PORTUGAL
     (Cost $6,340,397)                                                                                8,010,300
                                                                                                ---------------

EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
  *Euro Currency
     (Cost $463,597)                                                                                    475,138
                                                                                                ---------------

UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  *InFocus Corp.
     (Cost $190,357)                                                                   10,455            82,804
                                                                                                ---------------

UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling
     (Cost $7,627)                                                                                        8,306
                                                                                                ---------------

                                                                                    FACE
                                                                                   AMOUNT
                                                                                   ------
                                                                                   (000)
TEMPORARY CASH
  INVESTMENTS -- (8.8%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.82%, 12/01/03
  (Collateralized by $4,625,000 FHLB
  Notes 1.875%, 02/15/05, valued at
  $4,659,688) to be repuchased at
  $4,590,314 (Cost $4,590,000)                                                $         4,590         4,590,000
Repurchase agreement, Mizuho
  Securities USA, 1.05%, 12/01/03 (Collateralized by
  $54,183,000 U.S. Treasury Obligations, rates ranging
  from 2.976% to 5.625%, maturities ranging from
  02/15/06 to 11/15/25, valued at $38,000,919) to be
  repurchased at $38,004,244
  (Cost $38,000,919)~                                                                  38,001        38,000,919
                                                                                                ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $42,590,919)                                                                                 42,590,919
                                                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $366,549,627)++                                                                        $   485,434,900
                                                                                                ===============

----------
  +  See Note B to Financial Statements.
  ~  Security purchased with cash proceeds from securities on loan
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
*** Rates shown are the rates as of November 30, 2003, and maturities shown are the next interest readjustment date.
 ++  The cost for federal income tax purposes is $363,107,669

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                               (UNAUDITED)

                                                                        THE            THE        THE UNITED         THE
                                                                     JAPANESE      PACIFIC RIM      KINGDOM      CONTINENTAL
                                                                       SMALL          SMALL          SMALL          SMALL
                                                                      COMPANY        COMPANY        COMPANY        COMPANY
                                                                      SERIES         SERIES         SERIES         SERIES
                                                                    -----------    -----------    -----------    -----------
ASSETS:
Investments at Value (including $115,682, $13,462, $0 and
   $65,441 of securities on loan, respectively)                     $   604,886    $   216,085    $   328,128    $   641,258
Cash                                                                         16             15             15             15
Receivables:
   Dividends, Interest and Tax Reclaims                                   2,271            201          1,109          2,046
   Investment Securities Sold                                                --              4            993          1,541
   Securities Lending Income                                                154             22             --             95
Prepaid Expenses and Other Assets                                             2              1              1              2
                                                                    -----------    -----------    -----------    -----------
     Total Assets                                                       607,329        216,328        330,246        644,957
                                                                    -----------    -----------    -----------    -----------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                      122,176         16,784             --         69,376
   Investment Securities Purchased                                        1,017          1,777         22,942            299
   Due to Advisor                                                            38             16             24             47
Accrued Expenses and Other Liabilities                                       81             52             70            102
                                                                    -----------    -----------    -----------    -----------
     Total Liabilities                                                  123,312         18,629         23,036         69,824
                                                                    -----------    -----------    -----------    -----------
NET ASSETS                                                          $   484,017    $   197,699    $   307,210    $   575,133
                                                                    ===========    ===========    ===========    ===========
Investments at Cost                                                 $   623,649    $   238,088    $   254,209    $   466,497
                                                                    ===========    ===========    ===========    ===========

                      STATEMENTS OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                        THE            THE        THE UNITED         THE
                                                                     JAPANESE      PACIFIC RIM      KINGDOM      CONTINENTAL
                                                                       SMALL          SMALL          SMALL          SMALL
                                                                      COMPANY        COMPANY        COMPANY        COMPANY
                                                                      SERIES         SERIES         SERIES         SERIES
                                                                    -----------    -----------    -----------    -----------
ASSETS:
Investments at Value (including $70,102, $14,329, $0 and
   $35,965 of securities on loan, respectively)                     $   357,956    $   174,033    $   164,366    $   485,435
Cash                                                                         16             15             16             16
Receivables:
   Dividends, Interest, and Tax Reclaims                                  1,019            233            338          1,153
   Investment Securities Sold                                               225              2             --             66
   Securities Lending Income                                                 --             19             --             --
   Fund Shares Sold                                                          --             --            152             --
                                                                    -----------    -----------    -----------    -----------
     Total Assets                                                       359,216        174,302        164,872        486,670
                                                                    -----------    -----------    -----------    -----------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                       73,727         16,984             --         38,001
   Investment Securities Purchased                                        1,714            490          3,908            153
   Due to Advisor                                                            24             13             13             36
Accrued Expenses and Other Liabilities                                       52             50             34             73
                                                                    -----------    -----------    -----------    -----------
     Total Liabilities                                                   75,517         17,537          3,955         38,263
                                                                    -----------    -----------    -----------    -----------
NET ASSETS                                                          $   283,699    $   156,765    $   160,917    $   448,407
                                                                    ===========    ===========    ===========    ===========
Investments at Cost                                                 $   490,771    $   188,619    $   124,176    $   366,550
                                                                    ===========    ===========    ===========    ===========

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

                                                                        THE            THE        THE UNITED         THE
                                                                     JAPANESE      PACIFIC RIM      KINGDOM      CONTINENTAL
                                                                       SMALL          SMALL          SMALL          SMALL
                                                                      COMPANY        COMPANY        COMPANY        COMPANY
                                                                      SERIES         SERIES         SERIES         SERIES
                                                                    -----------    -----------    -----------    -----------
INVESTMENT INCOME
Dividends (Net of Foreign Taxes Withheld of $354, $142, $408
   and $1,105 respectively)                                         $     3,107    $     4,363    $     4,062    $     7,905
Interest                                                                     54             34             28            240
Income from Securities Lending                                              717            133             --            555
                                                                    -----------    -----------    -----------    -----------
     Total Investment Income                                              3,878          4,530          4,090          8,700
                                                                    -----------    -----------    -----------    -----------
EXPENSES
   Investment Advisory Services                                             229            124            116            311
   Accounting & Transfer Agent Fees                                         294            159            148            381
   Custodian Fees                                                            98             95             30            236
   Legal Fees                                                                 2             --              1              4
   Audit Fees                                                                 2              1              2              5
   Shareholders' Reports                                                      2              1              2              2
   Trustees' Fees and Expenses                                                3              1              1              4
   Other                                                                      3              2              1              4
                                                                    -----------    -----------    -----------    -----------
     Total Expenses                                                         633            383            301            947
                                                                    -----------    -----------    -----------    -----------
   NET INVESTMENT INCOME (LOSS)                                           3,245          4,147          3,789          7,753
                                                                    -----------    -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold               (18,120)          (436)        (1,016)        12,045
   Net Realized Gain (Loss) on Foreign Currency Transactions                 54             18             30            315
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                         101,101         56,281         42,580        120,867
   Translation of Foreign Currency Denominated Amounts                       16              4              5             69
                                                                    -----------    -----------    -----------    -----------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY                                                            83,051         55,867         41,599        133,296
                                                                    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $    86,296    $    60,014    $    45,388    $   141,049
                                                                    ===========    ===========    ===========    ===========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                           THE JAPANESE                THE PACIFIC RIM
                                                                               SMALL                        SMALL
                                                                              COMPANY                      COMPANY
                                                                              SERIES                       SERIES
                                                                    --------------------------    --------------------------
                                                                       YEAR           YEAR           YEAR           YEAR
                                                                       ENDED          ENDED          ENDED          ENDED
                                                                     NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                                       2003           2002           2003           2002
                                                                    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                     $     3,245    $     2,638    $     4,147    $     5,077
   Net Realized Gain (Loss) on
     Investment Securities Sold                                         (18,120)        (5,702)          (436)          (624)
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                                   54            140             18            (15)
   Change in Unrealized Appreciation
     (Depreciation) of Investment
     Securities and Foreign Currency                                    101,101        (14,390)        56,281          5,451
   Translation of Foreign Currency
     Denominated Amounts                                                     16             39              4             (3)
                                                                    -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                                             86,296        (17,275)        60,014          9,886
                                                                    -----------    -----------    -----------    -----------
Transactions in Interest:
   Contributions                                                         53,153         46,066         25,155         12,243
   Withdrawals                                                          (50,797)       (29,931)       (50,041)       (31,046)
                                                                    -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
     Transactions in Interest                                             2,356         16,135        (24,886)       (18,803)
                                                                    -----------    -----------    -----------    -----------
     Total Increase (Decrease)                                           88,652         (1,140)        35,128         (8,917)
NET ASSETS
   Beginning of Period                                                  195,047        196,187        121,637        130,554
                                                                    -----------    -----------    -----------    -----------
   End of Period                                                    $   283,699    $   195,047    $   156,765    $   121,637
                                                                    ===========    ===========    ===========    ===========

                                                                            THE UNITED                 THE CONTINENTAL
                                                                              KINGDOM                       SMALL
                                                                           SMALL COMPANY                   COMPANY
                                                                              SERIES                       SERIES
                                                                    --------------------------    --------------------------
                                                                       YEAR           YEAR           YEAR           YEAR
                                                                       ENDED          ENDED          ENDED          ENDED
                                                                     NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                                       2003           2002           2003           2002
                                                                    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                     $     3,789    $     3,080    $     7,753    $     5,452
   Net Realized Gain (Loss) on
     Investment Securities Sold                                          (1,016)           (74)        12,045          3,013
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                                   30             79            315            134
   Change in Unrealized Appreciation
     (Depreciation) of Investment
     Securities and Foreign Currency                                     42,580         (7,990)       120,867         (4,955)
   Translation of Foreign Currency
     Denominated Amounts                                                      5              4             69            147
                                                                    -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                                             45,388         (4,901)       141,049          3,791
                                                                    -----------    -----------    -----------    -----------
Transactions in Interest:
   Contributions                                                         41,630         19,447         97,585         79,614
   Withdrawals                                                          (25,000)       (12,388)       (53,295)       (30,674)
                                                                    -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
     Transactions in Interest                                            16,630          7,059         44,290         48,940
                                                                    -----------    -----------    -----------    -----------
     Total Increase (Decrease)                                           62,018          2,158        185,339         52,731
NET ASSETS
   Beginning of Period                                                   98,899         96,741        263,068        210,337
                                                                    -----------    -----------    -----------    -----------
   End of Period                                                    $   160,917    $    98,899    $   448,407    $   263,068
                                                                    ===========    ===========    ===========    ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         THE JAPANESE SMALL COMPANY SERIES
                                                          ----------------------------------------------------------------
                                                            YEAR         YEAR          YEAR          YEAR          YEAR
                                                            ENDED        ENDED         ENDED         ENDED         ENDED
                                                           NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                             2003         2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            N/A+         N/A+          N/A+          N/A+          N/A+
                                                          ---------    ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                  --           --            --            --            --
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                                 --           --            --            --            --
                                                          ---------    ---------     ---------     ---------     ---------
     Total From Investment Operations                            --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                         --           --            --            --            --
   Net Realized Gains                                            --           --            --            --            --
                                                          ---------    ---------     ---------     ---------     ---------
     Total Distributions                                         --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  N/A+         N/A+          N/A+          N/A+          N/A+
==========================================================================================================================
Total Return                                                  47.87%       (9.62)%      (13.51)%       (9.93)%       33.83%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                     $ 283,699    $ 195,047     $ 196,187     $ 196,118     $ 202,676
Ratio of Expenses to Average Net Assets                        0.28%        0.27%         0.28%         0.27%         0.28%
Ratio of Net Investment Income to Average Net Assets           1.41%        1.26%         1.41%         1.38%         1.10%
Portfolio Turnover Rate                                          16%           5%            9%            6%            6%

                                                                         THE PACIFIC RIM SMALL COMPANY SERIES
                                                          ----------------------------------------------------------------
                                                            YEAR         YEAR          YEAR          YEAR          YEAR
                                                            ENDED        ENDED         ENDED         ENDED         ENDED
                                                           NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                             2003         2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            N/A+         N/A+          N/A+          N/A+          N/A+
                                                          ---------    ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                  --           --            --            --            --
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                                 --           --            --            --            --
                                                          ---------    ---------     ---------     ---------     ---------
     Total From Investment Operations                            --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                         --           --            --            --            --
   Net Realized Gains                                            --           --            --            --            --
                                                          ---------    ---------     ---------     ---------     ---------
     Total Distributions                                         --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  N/A+         N/A+          N/A+          N/A+          N/A+
==========================================================================================================================
Total Return                                                  61.47%        7.28%         2.84%       (10.99)%       54.81%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                     $ 156,765    $ 121,637     $ 130,554     $ 131,888     $ 183,759
Ratio of Expenses to Average Net Assets                        0.31%        0.32%         0.28%         0.29%         0.48%
Ratio of Net Investment Income to Average Net Assets           3.35%        3.77%         3.69%         4.10%         2.95%
Portfolio Turnover Rate                                          15%          26%           10%            7%           34%

N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as Partnerships.

                 See accompanying Notes to Financial Statements.

                                                                      THE UNITED KINGDOM SMALL COMPANY SERIES
                                                          ----------------------------------------------------------------
                                                            YEAR         YEAR          YEAR          YEAR          YEAR
                                                            ENDED        ENDED         ENDED         ENDED         ENDED
                                                           NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                             2003         2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            N/A+         N/A+          N/A+          N/A+          N/A+
                                                          ---------    ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                  --           --            --            --            --
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                                 --           --            --            --            --
                                                          ---------    ---------     ---------     ---------     ---------
     Total From Investment Operations                            --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                         --           --            --            --            --
   Net Realized Gains                                            --           --            --            --            --
                                                          ---------    ---------     ---------     ---------     ---------
     Total Distributions                                         --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  N/A+         N/A+          N/A+          N/A+          N/A+
==========================================================================================================================
Total Return                                                  44.65%       (4.67)%       (4.89)%       (6.18)%       36.75%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                     $ 160,917    $  98,899     $  96,741     $ 109,806     $ 132,127
Ratio of Expenses to Average Net Assets                        0.26%        0.26%         0.27%         0.26%         0.26%
Ratio of Net Investment Income to Average Net Assets           3.25%        3.03%         2.86%         3.06%         3.55%
Portfolio Turnover Rate                                           7%           6%           14%           11%            5%

                                                                        THE CONTINENTAL SMALL COMPANY SERIES
                                                          ----------------------------------------------------------------
                                                            YEAR         YEAR          YEAR          YEAR          YEAR
                                                            ENDED        ENDED         ENDED         ENDED         ENDED
                                                           NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                             2003         2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            N/A+         N/A+          N/A+          N/A+          N/A+
                                                          ---------    ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                  --           --            --            --            --
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                                 --           --            --            --            --
                                                          ---------    ---------     ---------     ---------     ---------
     Total From Investment Operations                            --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                         --           --            --            --            --
   Net Realized Gains                                            --           --            --            --            --
                                                          ---------    ---------     ---------     ---------     ---------
     Total Distributions                                         --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  N/A+         N/A+          N/A+          N/A+          N/A+
==========================================================================================================================
Total Return                                                  52.86%        3.22%        (5.43)%        2.67%        (5.89)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                     $ 448,407    $ 263,068     $ 210,337     $ 226,724     $ 252,368
Ratio of Expenses to Average Net Assets                        0.30%        0.31%         0.30%         0.28%         0.27%
Ratio of Net Investment Income to Average Net Assets           2.49%        2.22%         2.73%         2.36%         1.92%
Portfolio Turnover Rate                                          11%          12%           12%            9%           11%

N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as Partnerships.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                NOVEMBER 30, 2003
A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2003, the Trust consisted of twenty-five investment portfolios, of which four are included in this report, (collectively, the "Portfolios") (seventeen are presented in separate reports and four have not commenced operations):

The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Portfolios which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Portfolios value their investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor")provides investment advisory services to the Trust. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

        The Japanese Small Company Series                          0.10 of 1%
        The Pacific Rim Small Company Series                       0.10 of 1%
        The United Kingdom Small Company Series                    0.10 of 1%
        The Continental Small Company Series                       0.10 of 1%

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

        The Japanese Small Company Series                          $  3,387
        The Pacific Rim Small Company Series                          1,828
        The United Kingdom Small Company Series                       1,709
        The Continental Small Company Series                          4,540

E. PURCHASE AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                     U.S. GOVERNMENT       OTHER INVESTMENT
                                                        SECURITIES            SECURITIES
                                                    ------------------   --------------------
                                                    PURCHASES   SALES    PURCHASES    SALES
                                                    ---------  -------   ---------   --------
The Japanese Small Company Series                          --       --   $  38,938   $ 35,111
The Pacific Rim Small Company Series                       --       --      18,448     36,918
The United Kingdom Small Company Series                    --       --      30,044      8,326
The Continental Small Company Series                       --       --      90,324     33,179

F. FEDERAL INCOME TAXES:

     The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                    GROSS UNREALIZED   GROSS UNREALIZED
                                                      APPRECIATION       DEPRECIATION         NET
                                                    ----------------   ----------------   -----------
The Japanese Small Company Series                      $   27,406         $  (163,054)    $  (135,648)
The Pacific Rim Small Company Series                       37,402             (52,994)        (15,592)
The United Kingdom Small Company Series                    60,761             (21,014)         39,747
The Continental Small Company Series                      152,374             (30,047)        122,327

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the line of credit by the Portfolios during the year ended November 30, 2003.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Trust under the line of credit during the year ended November 30, 2003.

I. SECURITIES LENDING:

     As of November 30, 2003, some of the Trust's portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses. PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Portfolios") at November 30, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

ITEM 2.  CODE OF ETHICS.

(a) As of the end of the period, June 30, 2004, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant's principal executive officer and principal financial officer.

(c) The registrant has not made any amendment to its code of ethics during the covered period.

(d) The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

(f) A copy of the registrant's code of ethics is filed as Exhibit 11(a)(1) to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees (the "Board") has determined that the registrant has at least one member serving on the registrant's Audit Committee that possess the attributes identified in Item 3 of Form N-CSR to qualify as an "audit committee financial expert."

(a)(2) The names of the audit committee financial experts are Bryan W. Brown, Mark A. Schimbor and Harold M. Shefrin. Each audit committee financial expert has been deemed to be "independent" as that term is defined in Item 3(a)(2) of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  AUDIT FEES.
For the fiscal years ending June 30, 2004 and June 30, 2003, the aggregate audit fees billed for professional services rendered by the principal accountant were $120,745 and $111,452, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b)  AUDIT-RELATED FEES.
For the fiscal years ending June 30, 2004 and June 30, 2003, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)  TAX FEES.
For the fiscal years ending June 30, 2004 and June 30, 2003, the aggregate tax fees billed for professional services rendered by the principal accountant were $25,180 and $24,000, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d)  ALL OTHER FEES.
There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2004 and June 30, 2003.

(e)(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.
The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

The committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services). The committee may delegate to one or more of its members the authority to grant pre-approvals. The decisions of any member to whom authority is delegated under this paragraph shall be presented to the full committee at each of its scheduled meetings. Pre-approval for permissible non-audit services is not required if: (i) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5% of the total amount of revenues paid by the Trust to the auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the committee and approved prior to the completion of the audit by the committee or by one or more members of the committee to whom authority to grant such approvals has been delegated by the committee.

(e)(2)  PERCENTAGE OF SERVICES.
One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the
registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g) There were no non-audit fees billed by the principal accountant for services rendered to the registrant for the fiscal years ending June 30, 2004 and June 30, 2003.

(h)  Not applicable.

ITEM 5.  DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Item not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander Potts, the registrant's President, Chief Executive Officer and Principal Executive Officer, and Denis Taillieu, the registrant's Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Potts and Taillieu determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

(a)(1)  Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS - INVESTMENT TRUST

By:  /s/ Alexander Potts
     ---------------------------
     Alexander Potts
     President, Chief Executive Officer and Principal Executive
     Officer

Date:   August 27, 2004
        ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Alexander Potts
     ---------------------------
     Alexander Potts
     President, Chief Executive Officer and Principal Executive
     Officer

Date:   August 27, 2004
        ----------------------------

By:  /s/ Denis Taillieu
     ---------------------------
     Denis Taillieu
     Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer

Date:   August 26, 2004
        ----------------------------

                                  EXHIBIT INDEX

(a)(1)   Code of Ethics referred to in Item 2.

(a2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act. (EX-99.906CERT)